UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: January 31, 2008

Item 1.	Reports to Stockholders.

Semiannual Report

January 31, 2008

Classic ProFunds

Bull

Mid-Cap

Small-Cap

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

Ultra ProFunds

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraNASDAQ-100

UltraInternational

UltraEmerging Markets

UltraLatin America

UltraJapan

Inverse ProFunds

Bear

Short Small-Cap

Short NASDAQ-100

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort NASDAQ-100

UltraShort International

UltraShort Emerging Markets

UltraShort Latin America

UltraShort Japan

UltraSector ProFunds

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Mobile Telecommunications

Oil & Gas

Oil Equipment, Services & Distribution

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Inverse Sector ProFunds

Short Oil & Gas

Short Precious Metals

Short Real Estate

Non-Equity ProFunds

U.S. Government Plus

Rising Rates Opportunity 10

Rising Rates Opportunity

Rising U.S. Dollar

Falling U.S. Dollar

i	Message from the Chairman
ii	Allocation of Portfolio Holdings & Index Composition
xxiv	Expense Examples
Schedule of Portfolio Investments
1	Bull ProFund
3	Mid-Cap ProFund
8	Small-Cap ProFund
10	NASDAQ-100 ProFund
12	Large-Cap Value ProFund
16	Large-Cap Growth ProFund
20	Mid-Cap Value ProFund
24	Mid-Cap Growth ProFund
27	Small-Cap Value ProFund
32	Small-Cap Growth ProFund
36	Europe 30 ProFund
37	UltraBull ProFund
39	UltraMid-Cap ProFund
44	UltraSmall-Cap ProFund
46	UltraDow 30 ProFund
48	UltraNASDAQ-100 ProFund
50	UltraInternational ProFund
51	UltraEmerging Markets ProFund
52	UltraLatin America ProFund
54	UltraJapan ProFund
55	Bear ProFund
56	Short Small-Cap ProFund
57	Short NASDAQ-100 ProFund
58	UltraBear ProFund
59	UltraShort Mid-Cap ProFund
60	UltraShort Small-Cap ProFund
61	UltraShort Dow 30 ProFund
62	UltraShort NASDAQ-100 ProFund
63	UltraShort International ProFund
64	UltraShort Emerging Markets ProFund
65	UltraShort Latin America ProFund
66	UltraShort Japan ProFund
67	Banks UltraSector ProFund
69	Basic Materials UltraSector ProFund
71	Biotechnology UltraSector ProFund
72	Consumer Goods UltraSector ProFund
74	Consumer Services UltraSector ProFund
77	Financials UltraSector ProFund
80	Health Care UltraSector ProFund
82	Industrials UltraSector ProFund
85	Internet UltraSector ProFund
86	Mobile Telecommunications UltraSector ProFund
87	Oil & Gas UltraSector ProFund
89	Oil Equipment, Services & Distribution UltraSector ProFund
90	Pharmaceuticals UltraSector ProFund
91	Precious Metals UltraSector ProFund
92	Real Estate UltraSector ProFund
94	Semiconductor UltraSector ProFund
96	Technology UltraSector ProFund
98	Telecommunications UltraSector ProFund
99	Utilities UltraSector ProFund
101	Short Oil & Gas ProFund
102	Short Precious Metals ProFund
103	Short Real Estate ProFund
104	U.S. Government Plus ProFund
105	Rising Rates Opportunity 10 ProFund
106	Rising Rates Opportunity ProFund
107	Rising U.S. Dollar ProFund
108	Falling U.S. Dollar ProFund
110	Statements of Assets and Liabilities
122	Statements of Operations
134	Statements of Changes in Net Assets
158	Financial Highlights
188	Notes to Financial Statements
204	Board Approval of Investment Advisory Agreements

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds for the six months ended January 31, 2008.

Equities in the Teeth of the Storm

Economic and financial pressures battered the U.S. equity market during the reporting period. Increasing unemployment and escalating energy and food costs began to cut into consumer spending habits, a key driver of economic growth. Meanwhile, falling home prices and tightening mortgage-lending standards made it more difficult for consumers to tap into the value of their homes for cash.

Among broad market indexes, small-cap equities were hit the hardest as the Russell 2000 Index fell 7.5% for the period. Large-cap and mid-cap indexes did not fare much better, as the S&P 500 lost 4.3% and the S&P MidCap 400 declined 5.4% for the period.

Few Bright Spots in Sectors

Unsurprisingly, the deteriorating conditions dragged down most U.S. equity sectors. The Dow Jones U.S. Semiconductors Index suffered the most, falling 17.9% for the period as demand for microprocessors fell. The Dow Jones U.S. Telecommunications Index also felt the pain of the slowing economy, losing 11.4%. The credit crunch roiled the Dow Jones U.S. Financials Index, which declined 10.0%.

Amid the turmoil, some sectors with traditionally lower correlations to the broad market were able to provide strong returns for the period. The Dow Jones Precious Metals Index led the way with a total return of 24.4%, while the Dow Jones U.S. Basic Materials Index was up 7.9%, and the Dow Jones U.S. Utilities Index posted a 4.6% gain.

Some Opportunities Abroad

The U.S. economic downturn had repercussions in developed foreign markets, as the MSCI EAFE Index (Europe, Australasia, and Far East) declined 7.5% and the Nikkei 225 Average dropped 11.3% (both in U.S. dollar terms).

However, emerging markets provided pockets of opportunities to investors, as the Bank of New York Latin America 35 ADR Index gained 20.5% for the period, and the Bank of New York Emerging Markets 50 ADR Index finished up 9.5%.

Treasuries Strong but Dollar Weakness Persists

As subprime mortgage defaults made headlines during the summer months, investors reacted by selling lower-quality, higher-risk bonds and buying much safer government bonds. U.S. Treasury yields fell across the board and continued to decline into January as the Federal Reserve aggressively cut the federal funds rate from 5.25% to 3.00%. Consequently,

Michael L. Sapir — Chairman

the 10-year U.S. Treasury note produced a total return of 12.3% for the period, while the 30-year U.S. Treasury Bond had a gain of 10.6%.

The U.S. dollar continued to slide during the reporting period as the U.S. Dollar Index, a measure of the dollar’s value against a basket of six foreign currencies, hit a then all-time low in November. The index finished the period down 6.9%.

Celebrating 10 Years of Innovation

Since 1997, ProFunds has offered investors easier access to sophisticated investment strategies. We believed then, as we do now, that investors should have abundant opportunities to increase potential returns and manage risk, no matter what direction the markets take. That’s why we offer funds designed to increase in value when markets decline, as well as funds that seek to magnify daily index performance. And it’s why all ProFunds give investors the flexibility to make exchanges as they see market conditions change, without the commonly imposed exchange restrictions and redemption fees.

I’m proud to say that we remain committed to the innovative spirit that was behind the launch of our first funds more than 10 years ago. As always, we deeply appreciate your continued trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman

Investing in ProFunds involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds permits active trading strategies that may increase expenses and reduce fund performance. To obtain a prospectus, please call (888) 776-3637 or visit www.profunds.com. The prospectus should be read carefully before investing.

i

Allocation of Portfolio Holdings & Index Composition (unaudited)

January 31, 2008

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Futures Contracts	7%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.7%
General Electric Co.	2.8%
Microsoft Corp.	2.1%
AT&T, Inc.	1.8%
Procter & Gamble Co.	1.6%

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Financial	19%
Energy	12%
Industrial	12%
Communications	11%
Technology	11%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Futures Contracts	9%
Swap Agreements	16%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southwestern Energy Co.	0.7%
Intuitive Surgical, Inc.	0.6%
Hologic, Inc.	0.6%
Activision, Inc.	0.5%
Harris Corp.	0.5%

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	19%
Industrial	17%
Financial	16%
Consumer Cyclical	12%
Energy	10%
Technology	8%
Utilities	7%
Basic Materials	6%
Communications	5%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Futures Contracts	3%
Swap Agreements	16%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
CF Industries Holdings, Inc.	0.5%
Terra Industries, Inc.	0.3%
Priceline.com, Inc.	0.3%
BioMarin Pharmaceutical, Inc.	0.3%
FLIR Systems, Inc.	0.3%

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	22%
Financial	20%
Industrial	14%
Consumer Cyclical	12%
Technology	9%
Communications	9%
Energy	6%
Basic Materials	5%
Utilities	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	10.6%
Microsoft Corp.	6.7%
Qualcomm, Inc.	5.3%
Google, Inc.—Class A	5.2%
Cisco Systems, Inc.	3.4%

NASDAQ-100 Index - Composition

% of Index
Technology	41%
Communications	29%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	4%
Basic Materials	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	5.9%
AT&T, Inc.	3.9%
Bank of America Corp.	3.3%
J.P. Morgan Chase & Co.	2.7%
Pfizer, Inc.	2.6%

S&P 500/Citigroup Value

Index - Composition

% of Index
Financial	29%
Consumer Non-Cyclical	18%
Industrial	15%
Communications	12%
Utilities	7%
Consumer Cyclical	6%
Technology	5%
Basic Materials	4%
Energy	4%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	7.8%
Microsoft Corp.	4.4%
Johnson & Johnson	3.0%
Cisco Systems, Inc.	2.5%
Procter & Gamble Co.	2.3%

S&P 500/Citigroup Growth

Index - Composition

% of Index
Consumer Non-Cyclical	23%
Energy	21%
Technology	16%
Communications	10%
Industrial	10%
Consumer Cyclical	9%
Financial	7%
Basic Materials	3%
Utilities	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Everest Re Group, Ltd.	1.2%
New York Community Bancorp	1.1%
Telephone & Data Systems, Inc.	1.0%
Wisconsin Energy Corp.	1.0%
Pride International, Inc.	1.0%

S&P MidCap 400/Citigroup Value

Index - Composition

% of Index
Financial	25%
Industrial	17%
Consumer Non-Cyclical	13%
Utilities	12%
Consumer Cyclical	9%
Technology	7%
Energy	7%
Basic Materials	6%
Communications	4%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southwestern Energy Co.	1.8%
Intuitive Surgical, Inc.	1.8%
Hologic, Inc.	1.6%
Harris Corp.	1.5%
Amphenol Corp.—Class A	1.4%

S&P MidCap 400/Citigroup Growth

Index - Composition

% of Index
Consumer Non-Cyclical	26%
Industrial	17%
Consumer Cyclical	16%
Energy	13%
Technology	10%
Basic Materials	6%
Communications	6%
Financial	5%
Utilities	1%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southern Union Co.	1.3%
Massey Energy Co.	1.2%
UGI Corp.	1.1%
Essex Property Trust, Inc.	1.0%
Atmos Energy Corp.	1.0%

S&P SmallCap 600/Citigroup Value

Index - Composition

% of Index
Financial	26%
Industrial	20%
Consumer Cyclical	14%
Consumer Non-Cyclical	12%
Utilities	9%
Technology	8%
Basic Materials	4%
Energy	4%
Communications	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Respironics, Inc.	2.0%
FLIR Systems, Inc.	1.7%
Cabot Oil & Gas Corp.	1.5%
IDEXX Laboratories, Inc.	1.4%
Helix Energy Solutions Group, Inc.	1.4%

S&P SmallCap 600/Citigroup Growth

Index - Composition

% of Index
Consumer Non-Cyclical	25%
Industrial	20%
Consumer Cyclical	17%
Energy	12%
Technology	10%
Financial	9%
Communications	6%
Basic Materials	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC—Class A	6.4%
Vodafone Group PLC	5.8%
BP Amoco PLC	5.8%
Nokia OYJ	5.5%
Total Fina SA	5.2%

ProFunds Europe 30 Index - Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	24%
Financial	19%
Communications	16%
Energy	15%
Industrial	9%
Basic Materials	8%
Technology	5%
Consumer Cyclical	4%

Country Breakdown
United Kingdom	36%
Switzerland	19%
Germany	13%
France	11%
Luxembourg	8%
Finland	5%
Ireland	4%
Sweden	2%
Netherlands	2%

v

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Futures Contracts	48%
Swap Agreements	72%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.2%
General Electric Co.	2.4%
Microsoft Corp.	1.8%
AT&T, Inc.	1.6%
Procter & Gamble Co.	1.4%

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Financial	19%
Energy	12%
Industrial	12%
Communications	11%
Technology	11%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Futures Contracts	41%
Swap Agreements	80%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southwestern Energy Co.	0.7%
Intuitive Surgical, Inc.	0.6%
Hologic, Inc.	0.6%
Activision, Inc.	0.6%
Harris Corp.	0.6%

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	19%
Industrial	17%
Financial	16%
Consumer Cyclical	12%
Energy	10%
Technology	8%
Utilities	7%
Basic Materials	6%
Communications	5%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Futures Contracts	97%
Swap Agreements	16%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
CF Industries Holdings, Inc.	0.5%
Terra Industries, Inc.	0.4%
Priceline.com, Inc.	0.4%
BioMarin Pharmaceutical, Inc.	0.4%
FLIR Systems, Inc.	0.3%

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	22%
Financial	20%
Industrial	14%
Consumer Cyclical	12%
Technology	9%
Communications	9%
Energy	6%
Basic Materials	5%
Utilities	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Futures Contracts	73%
Swap Agreements	44%
Options	NM
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	4.6%
Boeing Co.	4.4%
3M Co.	4.3%
Altria Group, Inc.	4.1%
United Technologies Corp.	3.9%

Dow Jones Industrial Average - Composition

% of Index
Industrial	26%
Consumer Non-Cyclical	22%
Technology	13%
Financial	11%
Consumer Cyclical	10%
Communications	7%
Energy	6%
Basic Materials	5%

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Futures Contracts	20%
Swap Agreements	93%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	9.2%
Microsoft Corp.	5.8%
Qualcomm, Inc.	4.7%
Google, Inc.—Class A	4.5%
Cisco Systems, Inc.	3.0%

NASDAQ-100 Index - Composition

% of Index
Technology	41%
Communications	29%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	4%
Basic Materials	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index
Financial	26%
Consumer Non-Cyclical	15%
Consumer Cyclical	14%
Industrial	10%
Communications	9%
Energy	8%
Basic Materials	8%
Utilities	5%
Technology	3%

Country Breakdown
United Kingdom	23%
Japan	21%
France	10%
Germany	9%
Switzerland	7%
Australia	6%
Spain	4%
Italy	4%
Netherlands	3%
Other	13%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	202%
Total Exposure	202%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraEmerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Emerging Markets

50 ADR Index - Composition

Industry Breakdown	% of Index
Communications	24%
Energy	23%
Basic Materials	17%
Financial	17%
Technology	8%
Consumer Non-Cyclical	5%
Industrial	5%
Utilities	1%

Country Breakdown
Brazil	33%
China	20%
South Korea	11%
Mexico	10%
Taiwan	7%
India	7%
South Africa	4%
Israel	3%
Russia	3%
Other	2%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily results, before fees and expenses, that correspond to twice the daily performance of the Bank of New York Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	124%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A	8.7%
Companhia Vale do Rio Doce (CVRD)	7.7%
Petroleo Brasileiro S.A.	7.5%
Companhia Vale do Rio Doce (CVRD)	5.7%
Banco Itau Holding Financeira SA	3.1%

Bank of New York Latin America

35 ADR Index - Composition

Industry Breakdown	% of Index
Basic Materials	28%
Energy	21%
Communications	16%
Financial	13%
Industrial	9%
Consumer Non-Cyclical	8%
Utilities	5%

Country Breakdown
Brazil	76%
Mexico	17%
Chile	2%
Argentina	2%
Peru	2%
Colombia	1%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Swap Agreements	101%
Options	NM
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	26%
Consumer Cyclical	23%
Consumer Non-Cyclical	18%
Technology	9%
Financial	8%
Communications	8%
Basic Materials	6%
Energy	1%
Utilities	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(45)%
Swap Agreements	(55)%
Options	NM
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Financial	19%
Energy	12%
Industrial	12%
Communications	11%
Technology	11%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(57)%
Swap Agreements	(43)%
Options	NM
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	22%
Financial	20%
Industrial	14%
Consumer Cyclical	12%
Technology	9%
Communications	9%
Energy	6%
Basic Materials	5%
Utilities	3%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(89)%
Options	NM
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	41%
Communications	29%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	4%
Basic Materials	1%

x

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(94)%
Swap Agreements	(106)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Financial	19%
Energy	12%
Industrial	12%
Communications	11%
Technology	11%
Consumer Cyclical	8%
Utilities	4%
Basic Materials	3%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(71)%
Swap Agreements	(131)%
Options	NM
Total Exposure	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	19%
Industrial	17%
Financial	16%
Consumer Cyclical	12%
Energy	10%
Technology	8%
Utilities	7%
Basic Materials	6%
Communications	5%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(96)%
Swap Agreements	(104)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	22%
Financial	20%
Industrial	14%
Consumer Cyclical	12%
Technology	9%
Communications	9%
Energy	6%
Basic Materials	5%
Utilities	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(29)%
Swap Agreements	(171)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition

% of Index
Industrial	26%
Consumer Non-Cyclical	22%
Technology	13%
Financial	11%
Consumer Cyclical	10%
Communications	7%
Energy	6%
Basic Materials	5%

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(31)%
Swap Agreements	(171)%
Options	NM
Total Exposure	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	41%
Communications	29%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	4%
Basic Materials	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(194)%
Total Exposure	(194)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index
Financial	28%
Consumer Non-Cyclical	15%
Consumer Cyclical	14%
Industrial	10%
Communications	9%
Energy	8%
Basic Materials	8%
Utilities	5%
Technology	3%

Country Breakdown
United Kingdom	23%
Japan	21%
France	10%
Germany	9%
Switzerland	7%
Australia	6%
Spain	4%
Italy	4%
Netherlands	3%
Other	13%

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Emerging Markets

50 ADR Index - Composition

Industry Breakdown	% of Index
Communications	24%
Energy	23%
Basic Materials	17%
Financial	17%
Technology	8%
Consumer Non-Cyclical	5%
Industrial	5%
Utilities	1%

Country Breakdown
Brazil	33%
China	20%
South Korea	11%
Mexico	10%
Taiwan	7%
India	7%
South Africa	4%
Israel	3%
Russia	3%
Other	2%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Bank of New York Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Latin America

35 ADR Index - Composition

Industry Breakdown	% of Index
Basic Materials	28%
Energy	21%
Communications	16%
Financial	13%
Industrial	9%
Consumer Non-Cyclical	8%
Utilities	5%

Country Breakdown
Brazil	76%
Mexico	17%
Chile	2%
Argentina	2%
Peru	2%
Colombia	1%

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(192)%
Swap Agreements	(3)%
Options	NM
Total Exposure	(195)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	26%
Consumer Cyclical	23%
Consumer Non-Cyclical	18%
Technology	9%
Financial	8%
Communications	8%
Basic Materials	6%
Energy	1%
Utilities	1%

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	74%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Bank of America Corp.	14.2%
J.P. Morgan Chase & Co.	11.5%
Citigroup, Inc.	10.3%
Wells Fargo & Co.	7.7%
Wachovia Corp.	5.5%

Dow Jones U.S. Banks Index - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Monsanto Co.	8.5%
Du Pont	5.7%
The Dow Chemical Co.	5.1%
Freeport-McMoRan Copper & Gold, Inc.—Class B	4.7%
Alcoa, Inc.	3.9%

Dow Jones U.S. Basic Materials

Index - Composition

% of Index
Chemicals	56%
Industrial Metals	25%
Mining	13%
Forestry and Paper	6%

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	76%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	15.6%
Gilead Sciences, Inc.	13.1%
Genentech, Inc.	10.0%
Celgene Corp.	6.7%
Biogen Idec, Inc.	4.8%

Dow Jones U.S. Biotechnology

Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	73%
Total Exposure	148%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	11.8%
Altria Group, Inc.	9.1%
Coca-Cola Co.	7.2%
PepsiCo, Inc.	6.3%
Kraft Foods, Inc.	2.6%

Dow Jones U.S. Consumer Goods

Index - Composition

% of Index
Beverages	23%
Household Goods	23%
Food Producers	16%
Tobacco	14%
Personal Goods	12%
Automobiles and Parts	7%
Leisure Goods	5%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	6.2%
McDonald’s Corp.	3.1%
CVS Corp.	2.8%
Time Warner, Inc.	2.8%
Walt Disney Co.	2.6%

Dow Jones U.S. Consumer Services

Index - Composition

% of Index
General Retailers	41%
Media	28%
Travel and Leisure	18%
Food and Drug Retailers	13%

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Bank of America Corp.	5.9%
J.P. Morgan Chase & Co.	4.8%
Citigroup, Inc.	4.0%
American International Group, Inc.	3.6%
Wells Fargo & Co.	3.2%

Dow Jones U.S. Financials

Index - Composition

% of Index
Banks	40%
General Financial	26%
Nonlife Insurance	16%
Real Estate	11%
Life Insurance	7%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.1%
Pfizer, Inc.	7.2%
Merck & Co., Inc.	4.5%
Abbott Laboratories	3.9%
UnitedHealth Group, Inc.	2.9%

Dow Jones U.S. Health Care

Index - Composition

% of Index
Pharmaceuticals and Biotechnology	62%
Health Care Equipment and Services	38%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	75%
Total Exposure	148%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	13.9%
United Technologies Corp.	2.6%
Boeing Co.	2.2%
3M Co.	2.0%
United Parcel Service, Inc.—Class B	1.9%

Dow Jones U.S. Industrials

Index - Composition

% of Index
General Industrials	30%
Aerospace and Defense	17%
Support Services	12%
Industrial Engineering	12%
Industrial Transportation	12%
Electronic & Electrical Equipment	10%
Construction and Materials	7%

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones Composite Internet Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	7.3%
eBay, Inc.	6.8%
Yahoo!, Inc.	6.8%
Google, Inc.—Class A	6.6%
VeriSign, Inc.	5.6%

Dow Jones Composite Internet

Index - Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Swap Agreements	95%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sprint Corp.	24.2%
NII Holdings, Inc.—Class B	11.3%
MetroPCS Communications, Inc.	5.1%
Telephone & Data Systems, Inc.	4.4%
Telephone & Data Systems, Inc.—Special Shares	3.8%

Dow Jones U.S. Mobile Telecommunications Index - Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	22.4%
ChevronTexaco Corp.	8.6%
ConocoPhillips	5.7%
Schlumberger, Ltd.	4.3%
Occidental Petroleum Corp.	2.7%

Dow Jones U.S. Oil & Gas

Index - Composition

% of Index
Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	23%

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	74%
Total Exposure	148%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	18.2%
Transocean, Inc.	7.7%
Halliburton Co.	5.9%
National-Oilwell Varco, Inc.	4.3%
Weatherford International, Ltd.	4.2%

Dow Jones U.S. Oil Equipment, Services & Distribution Index - Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	76%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	17.4%
Pfizer, Inc.	15.3%
Merck & Co., Inc.	9.7%
Abbott Laboratories	6.6%
Eli Lilly & Co.	4.8%

Dow Jones U.S. Pharmaceuticals

Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	150%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals

Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	75%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.2%
ProLogis	4.0%
Vornado Realty Trust	3.3%
Boston Properties, Inc.	2.9%
Equity Residential Properties Trust	2.6%

Dow Jones U.S. Real Estate

Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	74%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	24.8%
Texas Instruments, Inc.	8.9%
Applied Materials, Inc.	5.1%
MEMC Electronic Materials, Inc.	3.4%
NVIDIA Corp.	2.8%

Dow Jones U.S. Semiconductors

Index - Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	74%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	10.4%
Cisco Systems, Inc.	5.7%
International Business Machines Corp.	5.5%
Google, Inc.—Class A	5.2%
Intel Corp.	4.7%

Dow Jones U.S. Technology

Index - Composition

% of Index
Technology Hardware and Equipment	56%
Software and Computer Services	44%

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	90%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	23.9%
Verizon Communications, Inc.	18.9%
Sprint Corp.	4.9%
Qwest Communications International, Inc.	1.5%
NII Holdings, Inc.—Class B	1.2%

Dow Jones U.S. Telecommunications

Index - Composition

% of Index
Fixed Line Telecommunications	89%
Mobile Telecommunications	11%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	74%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	6.5%
Southern Co.	3.6%
Dominion Resources, Inc.	3.2%
FPL Group, Inc.	3.1%
Public Service Enterprise Group, Inc.	3.1%

Dow Jones U.S. Utilities

Index - Composition

% of Index
Electricity	74%
Gas, Water & MultiUtilities	26%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas

Index - Composition

% of Index
Oil and Gas Producers	77%
Oil Equipment, Services and Distribution	23%

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals

Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate

Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	3%
Swap Agreements	30%
U.S. Treasury Obligations	93%
Total Exposure	126%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the most recently issued 10-year U.S. Treasury Note (“Note”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(98)%
Options	NM
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(4)%
Swap Agreements	(122)%
Options	NM
Total Exposure	(126)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2008

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	NM
Foreign Currency Contracts	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Foreign Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at August 1, 2007 and held for the entire period from August 1, 2007 through January 31, 2008 (unless otherwise noted).

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period 8/1/07 - 1/31/08
Investor Class
Bull ProFund	$1,000.00	$ 947.20	$ 7.78	1.59%
Mid-Cap ProFund	1,000.00	935.00	8.76	1.80%
Small-Cap ProFund	1,000.00	921.80	8.70	1.80%
NASDAQ-100 ProFund	1,000.00	947.60	6.80	1.39%
Large-Cap Value ProFund	1,000.00	944.50	8.11	1.66%
Large-Cap Growth ProFund	1,000.00	951.10	7.50	1.53%
Mid-Cap Value ProFund	1,000.00	918.40	7.47	1.55%
Mid-Cap Growth ProFund	1,000.00	952.50	9.18	1.87%
Small-Cap Value ProFund	1,000.00	901.00	7.07	1.48%
Small-Cap Growth ProFund	1,000.00	927.50	7.17	1.48%
Europe 30 ProFund	1,000.00	950.90	7.55	1.54%
UltraBull ProFund	1,000.00	863.30	6.98	1.49%
UltraMid-Cap ProFund	1,000.00	851.00	7.07	1.52%
UltraSmall-Cap ProFund	1,000.00	805.20	6.76	1.49%
UltraDow 30 ProFund	1,000.00	887.80	7.21	1.52%
UltraNASDAQ-100 ProFund	1,000.00	856.70	6.72	1.44%
UltraInternational ProFund	1,000.00	834.90	7.15	1.55%
UltraEmerging Markets ProFund	1,000.00	1,058.10	7.24	1.40%
UltraLatin America ProFund**	1,000.00	931.00	5.11	1.81%
UltraJapan ProFund	1,000.00	611.20	6.72	1.66%
Bear ProFund	1,000.00	1,069.10	7.80	1.50%
Short Small-Cap ProFund	1,000.00	1,081.90	8.22	1.57%
Short NASDAQ-100 ProFund	1,000.00	1,057.80	7.97	1.54%
UltraBear ProFund	1,000.00	1,097.30	7.64	1.45%
UltraShort Mid-Cap ProFund	1,000.00	1,118.80	8.20	1.54%
UltraShort Small-Cap ProFund	1,000.00	1,109.10	7.53	1.42%
UltraShort Dow 30 ProFund	1,000.00	1,075.30	8.45	1.62%
UltraShort NASDAQ-100 ProFund	1,000.00	1,066.30	7.58	1.46%
UltraShort International ProFund	1,000.00	1,104.70	8.73	1.65%
UltraShort Emerging Markets ProFund	1,000.00	671.80	6.35	1.51%
UltraShort Latin America ProFund**	1,000.00	825.60	5.23	1.96%
UltraShort Japan ProFund	1,000.00	1,485.20	10.99	1.76%
Banks UltraSector ProFund	1,000.00	805.40	7.03	1.55%
Basic Materials UltraSector ProFund	1,000.00	1,077.00	7.94	1.52%
Biotechnology UltraSector ProFund	1,000.00	1,007.40	7.77	1.54%
Consumer Goods UltraSector ProFund	1,000.00	987.60	7.74	1.55%
Consumer Services UltraSector ProFund	1,000.00	847.50	7.20	1.55%
Financials UltraSector ProFund	1,000.00	811.00	8.33	1.83%
Health Care UltraSector ProFund	1,000.00	985.70	7.74	1.55%
Industrials UltraSector ProFund	1,000.00	894.40	7.38	1.55%
Internet UltraSector ProFund	1,000.00	881.00	7.75	1.64%
Mobile Telecommunications UltraSector ProFund	1,000.00	445.10	5.67	1.56%
Oil & Gas UltraSector ProFund	1,000.00	985.60	7.49	1.50%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	838.00	6.84	1.48%
Pharmaceuticals UltraSector ProFund	1,000.00	941.20	7.56	1.55%

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period 8/1/07 - 1/31/08
Precious Metals UltraSector ProFund	$1,000.00	$1,309.20	$8.13	1.40%
Real Estate UltraSector ProFund	1,000.00	883.10	7.72	1.63%
Semiconductor UltraSector ProFund	1,000.00	717.20	6.69	1.55%
Technology UltraSector ProFund	1,000.00	872.60	7.30	1.55%
Telecommunications UltraSector ProFund	1,000.00	804.10	7.80	1.72%
Utilities UltraSector ProFund	1,000.00	1,035.70	7.62	1.49%
Short Oil & Gas ProFund	1,000.00	987.30	7.74	1.55%
Short Precious Metals ProFund	1,000.00	765.30	6.74	1.52%
Short Real Estate ProFund	1,000.00	1,027.90	7.54	1.48%
U.S. Government Plus ProFund	1,000.00	1,131.80	6.48	1.21%
Rising Rates Opportunity 10 ProFund	1,000.00	919.20	8.78	1.82%
Rising Rates Opportunity ProFund	1,000.00	895.80	7.15	1.50%
Rising U.S. Dollar ProFund	1,000.00	947.80	7.49	1.53%
Falling U.S. Dollar ProFund	1,000.00	1,084.70	7.60	1.45%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from October 16, 2007 (date of commencement of operations) to January 31, 2008.

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period 8/1/07 - 1/31/08
Service Class
Bull ProFund	$1,000.00	$ 942.40	$12.65	2.59%
Mid-Cap ProFund	1,000.00	930.60	13.59	2.80%
Small-Cap ProFund	1,000.00	917.20	13.49	2.80%
NASDAQ-100 ProFund	1,000.00	943.10	11.67	2.39%
Large-Cap Value ProFund	1,000.00	939.80	12.97	2.66%
Large-Cap Growth ProFund	1,000.00	946.20	12.38	2.53%
Mid-Cap Value ProFund	1,000.00	913.90	12.27	2.55%
Mid-Cap Growth ProFund	1,000.00	948.20	14.05	2.87%
Small-Cap Value ProFund	1,000.00	896.40	11.82	2.48%
Small-Cap Growth ProFund	1,000.00	922.90	11.99	2.48%
Europe 30 ProFund	1,000.00	945.90	12.42	2.54%
UltraBull ProFund	1,000.00	858.90	11.63	2.49%
UltraMid-Cap ProFund	1,000.00	846.80	11.70	2.52%
UltraSmall-Cap ProFund	1,000.00	800.90	11.27	2.49%
UltraDow 30 ProFund	1,000.00	883.60	11.93	2.52%
UltraNASDAQ-100 ProFund	1,000.00	852.20	11.36	2.44%
UltraInternational ProFund	1,000.00	830.60	11.73	2.55%
UltraEmerging Markets ProFund	1,000.00	1,053.00	12.39	2.40%
UltraLatin America ProFund**	1,000.00	930.50	7.93	2.81%
UltraJapan ProFund	1,000.00	607.50	10.75	2.66%
Bear ProFund	1,000.00	1,064.20	12.97	2.50%
Short Small-Cap ProFund	1,000.00	1,077.30	13.42	2.57%
Short NASDAQ-100 ProFund	1,000.00	1,052.90	13.11	2.54%
UltraBear ProFund	1,000.00	1,092.90	12.89	2.45%
UltraShort Mid-Cap ProFund	1,000.00	1,113.30	13.49	2.54%
UltraShort Small-Cap ProFund	1,000.00	1,104.00	12.80	2.42%
UltraShort Dow 30 ProFund	1,000.00	1,069.50	13.63	2.62%
UltraShort NASDAQ-100 ProFund	1,000.00	1,060.30	12.74	2.46%
UltraShort International ProFund	1,000.00	1,098.90	13.98	2.65%
UltraShort Emerging Markets ProFund	1,000.00	667.60	10.52	2.51%
UltraShort Latin America ProFund**	1,000.00	823.80	7.89	2.96%
UltraShort Japan ProFund	1,000.00	1,477.90	17.19	2.76%
Banks UltraSector ProFund	1,000.00	801.30	11.55	2.55%
Basic Materials UltraSector ProFund	1,000.00	1,071.60	13.12	2.52%
Biotechnology UltraSector ProFund	1,000.00	1,002.50	12.79	2.54%
Consumer Goods UltraSector ProFund	1,000.00	982.70	12.71	2.55%
Consumer Services UltraSector ProFund	1,000.00	843.30	11.82	2.55%
Financials UltraSector ProFund	1,000.00	807.20	12.86	2.83%
Health Care UltraSector ProFund	1,000.00	980.60	12.70	2.55%
Industrials UltraSector ProFund	1,000.00	890.50	12.12	2.55%

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period 8/1/07 - 1/31/08
Internet UltraSector ProFund	$1,000.00	$ 876.60	$12.45	2.64%
Mobile Telecommunications UltraSector ProFund	1,000.00	442.90	9.29	2.56%
Oil & Gas UltraSector ProFund	1,000.00	980.50	12.45	2.50%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	833.40	11.43	2.48%
Pharmaceuticals UltraSector ProFund	1,000.00	937.00	12.42	2.55%
Precious Metals UltraSector ProFund	1,000.00	1,303.00	13.89	2.40%
Real Estate UltraSector ProFund	1,000.00	878.20	12.42	2.63%
Semiconductor UltraSector ProFund	1,000.00	713.50	10.98	2.55%
Technology UltraSector ProFund	1,000.00	868.30	11.98	2.55%
Telecommunications UltraSector ProFund	1,000.00	800.10	12.31	2.72%
Utilities UltraSector ProFund	1,000.00	1,030.70	12.71	2.49%
Short Oil & Gas ProFund	1,000.00	982.40	12.71	2.55%
Short Precious Metals ProFund	1,000.00	761.30	11.16	2.52%
Short Real Estate ProFund	1,000.00	1,022.70	12.61	2.48%
U.S. Government Plus ProFund	1,000.00	1,126.10	11.81	2.21%
Rising Rates Opportunity 10 ProFund	1,000.00	914.60	13.57	2.82%
Rising Rates Opportunity ProFund	1,000.00	891.50	11.89	2.50%
Rising U.S. Dollar ProFund	1,000.00	942.80	12.36	2.53%
Falling U.S. Dollar ProFund	1,000.00	1,078.90	12.80	2.45%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from October 16, 2007 (date of commencement of operations) to January 31, 2008.

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period 8/1/07 - 1/31/08
Class A
U.S. Government Plus ProFund	$1,000.00	$1,130.80	$7.82	1.46%
Rising Rates Opportunity 10 ProFund	1,000.00	915.90	9.97	2.07%
Rising Rates Opportunity ProFund	1,000.00	893.90	8.33	1.75%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period 8/1/07 - 1/31/08
Investor Class
Bull ProFund	$1,000.00	$1,017.14	$8.06	1.59%
Mid-Cap ProFund	1,000.00	1,016.09	9.12	1.80%
Small-Cap ProFund	1,000.00	1,016.09	9.12	1.80%
NASDAQ-100 ProFund	1,000.00	1,018.15	7.05	1.39%
Large-Cap Value ProFund	1,000.00	1,016.79	8.42	1.66%
Large-Cap Growth ProFund	1,000.00	1,017.44	7.76	1.53%
Mid-Cap Value ProFund	1,000.00	1,017.34	7.86	1.55%
Mid-Cap Growth ProFund	1,000.00	1,015.74	9.48	1.87%
Small-Cap Value ProFund	1,000.00	1,017.70	7.51	1.48%
Small-Cap Growth ProFund	1,000.00	1,017.70	7.51	1.48%
Europe 30 ProFund	1,000.00	1,017.39	7.81	1.54%
UltraBull ProFund	1,000.00	1,017.65	7.56	1.49%
UltraMid-Cap ProFund	1,000.00	1,017.50	7.71	1.52%
UltraSmall-Cap ProFund	1,000.00	1,017.65	7.56	1.49%
UltraDow 30 ProFund	1,000.00	1,017.50	7.71	1.52%
UltraNASDAQ-100 ProFund	1,000.00	1,017.90	7.30	1.44%
UltraInternational ProFund	1,000.00	1,017.34	7.86	1.55%

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period 8/1/07 - 1/31/08
UltraEmerging Markets ProFund	$1,000.00	$1,018.10	$ 7.10	1.40%
UltraLatin America ProFund**	1,000.00	1,016.04	9.17	1.81%
UltraJapan ProFund	1,000.00	1,016.79	8.42	1.66%
Bear ProFund	1,000.00	1,017.60	7.61	1.50%
Short Small-Cap ProFund	1,000.00	1,017.24	7.96	1.57%
Short NASDAQ-100 ProFund	1,000.00	1,017.39	7.81	1.54%
UltraBear ProFund	1,000.00	1,017.85	7.35	1.45%
UltraShort Mid-Cap ProFund	1,000.00	1,017.39	7.81	1.54%
UltraShort Small-Cap ProFund	1,000.00	1,018.00	7.20	1.42%
UltraShort Dow 30 ProFund	1,000.00	1,016.99	8.21	1.62%
UltraShort NASDAQ-100 ProFund	1,000.00	1,017.80	7.41	1.46%
UltraShort International ProFund	1,000.00	1,016.84	8.36	1.65%
UltraShort Emerging Markets ProFund	1,000.00	1,017.55	7.66	1.51%
UltraShort Latin America ProFund**	1,000.00	1,015.28	9.93	1.96%
UltraShort Japan ProFund	1,000.00	1,016.29	8.92	1.76%
Banks UltraSector ProFund	1,000.00	1,017.34	7.86	1.55%
Basic Materials UltraSector ProFund	1,000.00	1,017.50	7.71	1.52%
Biotechnology UltraSector ProFund	1,000.00	1,017.39	7.81	1.54%
Consumer Goods UltraSector ProFund	1,000.00	1,017.34	7.86	1.55%
Consumer Services UltraSector ProFund	1,000.00	1,017.34	7.86	1.55%
Financials UltraSector ProFund	1,000.00	1,015.94	9.27	1.83%
Health Care UltraSector ProFund	1,000.00	1,017.34	7.86	1.55%
Industrials UltraSector ProFund	1,000.00	1,017.34	7.86	1.55%
Internet UltraSector ProFund	1,000.00	1,016.89	8.31	1.64%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,017.29	7.91	1.56%
Oil & Gas UltraSector ProFund	1,000.00	1,017.60	7.61	1.50%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,017.70	7.51	1.48%
Pharmaceuticals UltraSector ProFund	1,000.00	1,017.34	7.86	1.55%
Precious Metals UltraSector ProFund	1,000.00	1,018.10	7.10	1.40%
Real Estate UltraSector ProFund	1,000.00	1,016.94	8.26	1.63%
Semiconductor UltraSector ProFund	1,000.00	1,017.34	7.86	1.55%
Technology UltraSector ProFund	1,000.00	1,017.34	7.86	1.55%
Telecommunications UltraSector ProFund	1,000.00	1,016.49	8.72	1.72%
Utilities UltraSector ProFund	1,000.00	1,017.65	7.56	1.49%
Short Oil & Gas ProFund	1,000.00	1,017.34	7.86	1.55%
Short Precious Metals ProFund	1,000.00	1,017.50	7.71	1.52%
Short Real Estate ProFund	1,000.00	1,017.70	7.51	1.48%
U.S. Government Plus ProFund	1,000.00	1,019.05	6.14	1.21%
Rising Rates Opportunity 10 ProFund	1,000.00	1,015.99	9.22	1.82%
Rising Rates Opportunity ProFund	1,000.00	1,017.60	7.61	1.50%
Rising U.S. Dollar ProFund	1,000.00	1,017.44	7.76	1.53%
Falling U.S. Dollar ProFund	1,000.00	1,017.85	7.35	1.45%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios for the period from October 16, 2007 (date of commencement of operations) to January 31, 2008 and has been adjusted to reflect values for the period from August 1, 2007 to January 31, 2008.

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period 8/1/07 - 1/31/08
Service Class
Bull ProFund	$1,000.00	$1,012.12	$13.10	2.59%
Mid-Cap ProFund	1,000.00	1,011.06	14.15	2.80%
Small-Cap ProFund	1,000.00	1,011.06	14.15	2.80%
NASDAQ-100 ProFund	1,000.00	1,013.12	12.09	2.39%
Large-Cap Value ProFund	1,000.00	1,011.76	13.45	2.66%
Large-Cap Growth ProFund	1,000.00	1,012.42	12.80	2.53%
Mid-Cap Value ProFund	1,000.00	1,012.32	12.90	2.55%
Mid-Cap Growth ProFund	1,000.00	1,010.71	14.51	2.87%
Small-Cap Value ProFund	1,000.00	1,012.67	12.55	2.48%
Small-Cap Growth ProFund	1,000.00	1,012.67	12.55	2.48%
Europe 30 ProFund	1,000.00	1,012.37	12.85	2.54%
UltraBull ProFund	1,000.00	1,012.62	12.60	2.49%

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period 8/1/07 - 1/31/08
UltraMid-Cap ProFund	$1,000.00	$1,012.47	$12.75	2.52%
UltraSmall-Cap ProFund	1,000.00	1,012.62	12.60	2.49%
UltraDow 30 ProFund	1,000.00	1,012.47	12.75	2.52%
UltraNASDAQ-100 ProFund	1,000.00	1,012.87	12.35	2.44%
UltraInternational ProFund	1,000.00	1,012.32	12.90	2.55%
UltraEmerging Markets ProFund	1,000.00	1,013.07	12.14	2.40%
UltraLatin America ProFund**	1,000.00	1,011.01	14.20	2.81%
UltraJapan ProFund	1,000.00	1,011.76	13.45	2.66%
Bear ProFund	1,000.00	1,012.57	12.65	2.50%
Short Small-Cap ProFund	1,000.00	1,012.22	13.00	2.57%
Short NASDAQ-100 ProFund	1,000.00	1,012.37	12.85	2.54%
UltraBear ProFund	1,000.00	1,012.82	12.40	2.45%
UltraShort Mid-Cap ProFund	1,000.00	1,012.37	12.85	2.54%
UltraShort Small-Cap ProFund	1,000.00	1,012.97	12.25	2.42%
UltraShort Dow 30 ProFund	1,000.00	1,011.97	13.25	2.62%
UltraShort NASDAQ-100 ProFund	1,000.00	1,012.77	12.45	2.46%
UltraShort International ProFund	1,000.00	1,011.81	13.40	2.65%
UltraShort Emerging Markets ProFund	1,000.00	1,012.52	12.70	2.51%
UltraShort Latin America ProFund**	1,000.00	1,010.26	14.96	2.96%
UltraShort Japan ProFund	1,000.00	1,011.26	13.95	2.76%
Banks UltraSector ProFund	1,000.00	1,012.32	12.90	2.55%
Basic Materials UltraSector ProFund	1,000.00	1,012.47	12.75	2.52%
Biotechnology UltraSector ProFund	1,000.00	1,012.37	12.85	2.54%
Consumer Goods UltraSector ProFund	1,000.00	1,012.32	12.90	2.55%
Consumer Services UltraSector ProFund	1,000.00	1,012.32	12.90	2.55%
Financials UltraSector ProFund	1,000.00	1,010.91	14.30	2.83%
Health Care UltraSector ProFund	1,000.00	1,012.32	12.90	2.55%
Industrials UltraSector ProFund	1,000.00	1,012.32	12.90	2.55%
Internet UltraSector ProFund	1,000.00	1,011.86	13.35	2.64%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,012.27	12.95	2.56%
Oil & Gas UltraSector ProFund	1,000.00	1,012.57	12.65	2.50%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,012.67	12.55	2.48%
Pharmaceuticals UltraSector ProFund	1,000.00	1,012.32	12.90	2.55%
Precious Metals UltraSector ProFund	1,000.00	1,013.07	12.14	2.40%
Real Estate UltraSector ProFund	1,000.00	1,011.91	13.30	2.63%
Semiconductor UltraSector ProFund	1,000.00	1,012.32	12.90	2.55%
Technology UltraSector ProFund	1,000.00	1,012.32	12.90	2.55%
Telecommunications UltraSector ProFund	1,000.00	1,011.46	13.75	2.72%
Utilities UltraSector ProFund	1,000.00	1,012.62	12.60	2.49%
Short Oil & Gas ProFund	1,000.00	1,012.32	12.90	2.55%
Short Precious Metals ProFund	1,000.00	1,012.47	12.75	2.52%
Short Real Estate ProFund	1,000.00	1,012.67	12.55	2.48%
U.S. Government Plus ProFund	1,000.00	1,014.03	11.19	2.21%
Rising Rates Opportunity 10 ProFund	1,000.00	1,010.96	14.25	2.82%
Rising Rates Opportunity ProFund	1,000.00	1,012.57	12.65	2.50%
Rising U.S. Dollar ProFund	1,000.00	1,012.42	12.80	2.53%
Falling U.S. Dollar ProFund	1,000.00	1,012.82	12.40	2.45%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios for the period from October 16, 2007 (date of commencement of operations) to January 31, 2008 and has been adjusted to reflect values for the period from August 1, 2007 to January 31, 2008.

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period 8/1/07 - 1/31/08
Class A
U.S. Government Plus ProFund	$1,000.00	$1,017.80	$ 7.41	1.46%
Rising Rates Opportunity 10 ProFund	1,000.00	1,014.73	10.48	2.07%
Rising Rates Opportunity ProFund	1,000.00	1,016.34	8.87	1.75%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PROFUNDS Bull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2008

Common Stocks (94.3%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.4%	4,061	$323,459
Abbott Laboratories (Pharmaceuticals)	0.7%	8,835	497,410
Altria Group, Inc. (Agriculture)	1.3%	12,059	914,313
American Express Co. (Diversified Financial Services)	0.5%	6,696	330,247
American International Group, Inc. (Insurance)	1.1%	14,539	801,971
Apple Computer, Inc.* (Computers)	0.9%	4,991	675,582
AT&T, Inc. (Telecommunications)	1.8%	34,751	1,337,566
Bank of America Corp. (Banks)	1.5%	25,420	1,127,377
Boeing Co. (Aerospace/Defense)	0.5%	4,433	368,737
ChevronTexaco Corp. (Oil & Gas)	1.4%	12,090	1,021,605
Cisco Systems, Inc.* (Telecommunications)	1.2%	34,751	851,399
Citigroup, Inc. (Diversified Financial Services)	1.1%	28,613	807,459
Coca-Cola Co. (Beverages)	0.9%	11,377	673,177
ConocoPhillips (Oil & Gas)	1.0%	9,145	734,526
CVS Corp. (Retail)	0.5%	8,463	330,649
Exxon Mobil Corp. (Oil & Gas)	3.7%	31,310	2,705,184
General Electric Co. (Miscellaneous Manufacturing)	2.8%	57,908	2,050,522
Google, Inc.—Class A* (Internet)	1.0%	1,302	734,719
Hewlett-Packard Co. (Computers)	0.9%	14,756	645,575
Intel Corp. (Semiconductors)	1.0%	33,511	710,433
International Business Machines Corp. (Computers)	1.2%	7,874	845,195
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.3%	19,251	915,385
Johnson & Johnson (Healthcare—Products)	1.4%	16,399	1,037,401
McDonald’s Corp. (Retail)	0.5%	6,758	361,891
Merck & Co., Inc. (Pharmaceuticals)	0.8%	12,462	576,741
Microsoft Corp. (Software)	2.1%	46,097	1,502,762
Monsanto Co. (Agriculture)	0.5%	3,131	352,050
Occidental Petroleum Corp. (Oil & Gas)	0.4%	4,743	321,907
Oracle Corp.* (Software)	0.6%	22,599	464,409
PepsiCo, Inc. (Beverages)	0.9%	9,207	627,825
Pfizer, Inc. (Pharmaceuticals)	1.3%	39,122	915,064
Procter & Gamble Co. (Cosmetics/Personal Care)	1.6%	17,794	1,173,514
Qualcomm, Inc. (Telecommunications)	0.5%	9,362	397,136
Schlumberger, Ltd.ADR (Oil & Gas Services)	0.7%	6,851	516,976

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.6%	2,263	$454,343
Time Warner, Inc. (Media)	0.4%	20,708	325,944
U.S. Bancorp (Banks)	0.5%	9,889	335,732
United Parcel Service, Inc.—Class B (Transportation)	0.6%	6,014	439,984
United Technologies Corp. (Aerospace/Defense)	0.6%	5,642	414,179
UnitedHealth Group, Inc. (Healthcare—Services)	0.5%	7,378	375,098
Verizon Communications, Inc. (Telecommunications)	0.9%	16,554	642,957
Wachovia Corp. (Banks)	0.6%	11,315	440,493
Wal-Mart Stores, Inc. (Retail)	0.9%	13,516	687,694
Walt Disney Co. (Media)	0.4%	10,912	326,596
Wells Fargo & Co. (Banks)	0.9%	19,344	657,889
Other Common Stocks	49.4%	983,454	36,089,782

TOTAL COMMON STOCKS (Cost $56,709,618)			68,840,857

Repurchase Agreements (6.2%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $1,112,086 (Collateralized by $1,140,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $1,137,595)	$1,112,000	1,112,000
HSBC, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $1,588,123 (Collateralized by $1,479,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $1,620,507)	1,588,000	1,588,000
UBS, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $1,834,142 (Collateralized by $1,832,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $1,871,510)	1,834,000	1,834,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,534,000)		4,534,000

TOTAL INVESTMENT SECURITIES (Cost $61,243,618)—100.5%		73,374,857
Net other assets (liabilities)—(0.5)%		(380,120)

NET ASSETS—100.0%		$72,994,737

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.

ADR American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2008

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2008 (Underlying face amount at value $1,717,813)	25	$25,324
S&P 500 Futures Contract expiring March 2008 (Underlying face amount at value $3,092,063)	9	(283,991)

Bull ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.4%
Agriculture	2.2%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	5.6%
Beverages	2.2%
Biotechnology	0.9%
Building Materials	0.3%
Chemicals	1.4%
Coal	0.2%
Commercial Services	0.7%
Computers	4.2%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.9%
Electric	3.0%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM

Healthcare—Products	3.1%
Healthcare—Services	1.5%
Holding Companies—Diversified	0.1%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.0%
Internet	1.8%
Investment Companies	0.1%
Iron/Steel	0.3%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	0.5%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	4.7%
Office/Business Equipment	0.2%
Oil & Gas	9.5%
Oil & Gas Services	1.8%
Packaging & Containers	NM
Pharmaceuticals	5.6%
Pipelines	0.5%
REIT	1.1%
Real Estate	NM
Retail	4.9%
Savings & Loans	0.2%
Semiconductors	2.3%
Software	3.9%
Telecommunications	5.5%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.9%
Other***	5.7%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (74.6%)
	Shares	Value
3Com Corp.* (Telecommunications)	2,350	$9,706
99 Cents Only Stores* (Retail)	235	1,955
ACI Worldwide, Inc.* (Software)	188	2,801
Activision, Inc.* (Software)	1,692	43,772
Acxiom Corp. (Software)	423	4,488
ADC Telecommunications, Inc.* (Telecommunications)	658	9,732
ADTRAN, Inc. (Telecommunications)	329	6,846
Advance Auto Parts, Inc. (Retail)	564	20,124
Advanced Medical Optics, Inc.* (Healthcare—Products)	329	6,919
Advent Software, Inc.* (Software)	94	4,245
Aeropostale, Inc.* (Retail)	376	10,592
Affymetrix, Inc.* (Biotechnology)	376	7,543
AGCO Corp.* (Machinery—Diversified)	517	31,134
AGL Resources, Inc. (Gas)	423	16,011
Airgas, Inc. (Chemicals)	470	21,813
AirTran Holdings, Inc.* (Airlines)	517	4,462
Alaska Air Group, Inc.* (Airlines)	235	5,946
Albemarle Corp. (Chemicals)	470	17,042
Alberto-Culver Co. (Cosmetics/Personal Care)	470	12,591
Alexander & Baldwin, Inc. (Transportation)	235	10,725
Alexandria Real Estate Equities, Inc. (REIT)	188	18,467
Alliance Data Systems Corp.* (Commercial Services)	423	21,391
Alliant Energy Corp. (Electric)	611	22,546
Alliant Techsystems, Inc.* (Aerospace/Defense)	188	19,900
AMB Property Corp. (REIT)	564	28,538
American Eagle Outfitters, Inc. (Retail)	1,269	29,225
American Financial Group, Inc. (Insurance)	423	11,730
American Greetings Corp.—Class A (Household Products/Wares)	329	6,751
AmeriCredit Corp.* (Diversified Financial Services)	658	8,758
Ametek, Inc. (Electrical Components & Equipment)	611	26,908
Amphenol Corp.—Class A (Electronics)	1,034	41,298
AnnTaylor Stores Corp.* (Retail)	329	8,274
Apria Healthcare Group, Inc.* (Healthcare—Services)	235	4,987
Aqua America, Inc. (Water)	752	14,987
Aquila, Inc.* (Electric)	2,209	7,754
Arch Coal, Inc. (Coal)	846	37,224
Arrow Electronics, Inc.* (Electronics)	705	24,125
Arthur J. Gallagher & Co. (Insurance)	517	13,137
ArvinMeritor, Inc. (Auto Parts & Equipment)	423	5,744
Associated Banc-Corp (Banks)	752	21,191
Astoria Financial Corp. (Savings & Loans)	470	12,775
Atmel Corp.* (Semiconductors)	2,632	8,317
Avis Budget Group, Inc.* (Commercial Services)	611	8,157
Avnet, Inc.* (Electronics)	846	30,126
Avocent Corp.* (Internet)	282	4,681
Bank of Hawaii Corp. (Banks)	282	14,204
Barnes & Noble, Inc. (Retail)	282	9,574
BE Aerospace, Inc.* (Aerospace/Defense)	517	19,961
Beckman Coulter, Inc. (Healthcare—Products)	329	21,878
Belo Corp.—Class A (Media)	517	8,587
Bill Barrett Corp.* (Oil & Gas)	188	7,853
BJ’s Wholesale Club, Inc.* (Retail)	376	12,197
Black Hills Corp. (Electric)	188	7,283
Blyth, Inc. (Household Products/Wares)	141	3,072
Bob Evans Farms, Inc. (Retail)	188	5,591

Common Stocks, continued
	Shares	Value
Borders Group, Inc. (Retail)	329	$3,705
BorgWarner, Inc. (Auto Parts & Equipment)	658	33,301
Boyd Gaming Corp. (Lodging)	329	8,794
BRE Properties, Inc.—Class A (REIT)	282	12,292
Brinker International, Inc. (Retail)	611	11,371
Broadridge Financial Solutions, Inc. (Software)	799	17,306
Brown & Brown, Inc. (Insurance)	658	14,812
Cabot Corp. (Chemicals)	376	11,178
Cadence Design Systems, Inc.* (Computers)	1,551	15,743
Callaway Golf Co. (Leisure Time)	376	6,738
Camden Property Trust (REIT)	329	16,236
Career Education Corp.* (Commercial Services)	517	11,240
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	329	10,956
Carmax, Inc.* (Retail)	1,269	28,299
Carpenter Technology Corp. (Iron/Steel)	282	17,382
Cathay Bancorp, Inc. (Banks)	282	7,312
CBRL Group, Inc. (Retail)	141	4,409
Cephalon, Inc.* (Pharmaceuticals)	376	24,677
Cerner Corp.* (Software)	376	19,702
CF Industries Holdings, Inc. (Chemicals)	282	30,154
Charles River Laboratories International, Inc.* (Biotechnology)	376	23,350
Charming Shoppes, Inc.* (Retail)	658	4,244
Cheesecake Factory, Inc.* (Retail)	423	9,243
Chemtura Corp. (Chemicals)	1,410	9,447
Chico’s FAS, Inc.* (Retail)	1,034	11,157
Chipotle Mexican Grill, Inc.—Class A* (Retail)	188	22,887
ChoicePoint, Inc.* (Commercial Services)	423	14,082
Church & Dwight, Inc. (Household Products/Wares)	376	20,011
Cimarex Energy Co. (Oil & Gas)	470	19,181
Cincinnati Bell, Inc.* (Telecommunications)	1,457	5,653
City National Corp. (Banks)	235	13,367
Cleveland-Cliffs, Inc. (Iron/Steel)	235	23,932
Coldwater Creek, Inc.* (Retail)	329	2,115
Collective Brands, Inc.* (Retail)	376	6,625
Commercial Metals Co. (Metal Fabricate/Hardware)	658	18,654
Commscope, Inc.* (Telecommunications)	329	14,591
Community Health Systems, Inc.* (Healthcare—Services)	564	18,104
Con-way, Inc. (Transportation)	235	11,442
Copart, Inc.* (Retail)	376	15,371
Corinthian Colleges, Inc.* (Commercial Services)	470	3,972
Corn Products International, Inc. (Food)	423	14,297
Corrections Corp. of America* (Commercial Services)	705	18,711
Cousins Properties, Inc. (REIT)	188	5,001
Covance, Inc.* (Healthcare—Services)	376	31,268
Crane Co. (Miscellaneous Manufacturing)	282	11,525
Cree Research, Inc.* (Semiconductors)	470	13,889
CSG Systems International, Inc.* (Software)	188	2,399
Cullen/Frost Bankers, Inc. (Banks)	329	17,911
Cypress Semiconductor Corp.* (Semiconductors)	940	19,975
Cytec Industries, Inc. (Chemicals)	235	13,303
Deluxe Corp. (Commercial Services)	282	6,858
Denbury Resources, Inc.* (Oil & Gas)	1,410	35,673
DENTSPLY International, Inc. (Healthcare—Products)	893	36,890
DeVry, Inc. (Commercial Services)	329	18,158
Dick’s Sporting Goods, Inc.* (Retail)	470	15,299
Diebold, Inc. (Computers)	376	9,731

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Digital River, Inc.* (Internet)	235	$8,813
Dollar Tree Stores, Inc.* (Retail)	517	14,481
Donaldson Co., Inc. (Miscellaneous Manufacturing)	423	17,724
DPL, Inc. (Electric)	658	18,266
DRS Technologies, Inc. (Aerospace/Defense)	235	12,612
DST Systems, Inc.* (Computers)	282	20,163
Duke-Weeks Realty Corp. (REIT)	846	19,999
Dun & Bradstreet Corp. (Software)	329	30,261
Dycom Industries, Inc.* (Engineering & Construction)	235	5,551
Eaton Vance Corp. (Diversified Financial Services)	705	26,275
Edwards Lifesciences Corp.* (Healthcare—Products)	329	15,223
Encore Acquisition Co.* (Oil & Gas)	282	9,193
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	752	19,657
Energen Corp. (Gas)	423	26,607
Energizer Holdings, Inc.* (Electrical Components & Equipment)	329	30,801
Energy East Corp. (Electric)	940	23,735
Entercom Communications Corp. (Media)	141	1,736
Equitable Resources, Inc. (Pipelines)	705	39,304
Equity One, Inc. (REIT)	188	4,439
Everest Re Group, Ltd.ADR (Insurance)	329	33,456
Exterran Holdings, Inc.* (Oil & Gas Services)	376	24,530
F5 Networks, Inc.* (Internet)	470	11,059
Fair Isaac Corp. (Software)	282	7,191
Fairchild Semiconductor International, Inc.* (Semiconductors)	705	8,636
Fastenal Co. (Distribution/Wholesale)	705	28,489
Federal Realty Investment Trust (REIT)	329	24,280
Federal Signal Corp. (Miscellaneous Manufacturing)	282	3,268
Ferro Corp. (Chemicals)	235	4,155
Fidelity National Title Group, Inc.—Class A (Insurance)	1,269	24,987
First American Financial Corp. (Insurance)	517	22,515
First Community Bancorp (Banks)	141	5,010
First Niagara Financial Group, Inc. (Savings & Loans)	611	7,772
FirstMerit Corp. (Banks)	470	10,514
Flowserve Corp. (Machinery—Diversified)	329	27,017
FMC Corp. (Chemicals)	423	22,487
FMC Technologies, Inc.* (Oil & Gas Services)	752	36,216
Foot Locker, Inc. (Retail)	893	12,225
Forest Oil Corp.* (Oil & Gas)	517	23,379
Foundry Networks, Inc.* (Telecommunications)	752	10,378
Frontier Oil Corp. (Oil & Gas)	611	21,550
Furniture Brands International, Inc. (Home Furnishings)	282	2,693
Gartner Group, Inc.* (Commercial Services)	376	5,584
GATX Corp. (Trucking & Leasing)	282	10,603
Gen-Probe, Inc.* (Healthcare—Products)	282	16,116
Gentex Corp. (Electronics)	846	13,418
Getty Images, Inc.* (Advertising)	282	7,050
Global Payments, Inc. (Software)	423	15,820
Graco, Inc. (Machinery—Diversified)	329	11,258
Granite Construction, Inc. (Engineering & Construction)	188	7,157
Grant Prideco, Inc.* (Oil & Gas Services)	752	37,435
Great Plains Energy, Inc. (Electric)	470	13,104
GUESS?, Inc. (Apparel)	282	10,521

Common Stocks, continued
	Shares	Value
Hanesbrands, Inc.* (Apparel)	564	$14,444
Hanover Insurance Group, Inc. (Insurance)	282	12,845
Hansen Natural Corp.* (Beverages)	329	12,686
Harris Corp. (Telecommunications)	799	43,697
Harsco Corp. (Miscellaneous Manufacturing)	470	26,752
Harte-Hanks, Inc. (Advertising)	282	4,518
Hawaiian Electric Industries, Inc. (Electric)	470	10,566
HCC Insurance Holdings, Inc. (Insurance)	658	18,332
Health Care REIT, Inc. (REIT)	470	20,158
Health Management Associates, Inc.—Class A (Healthcare—Services)	1,410	7,600
Health Net, Inc.* (Healthcare—Services)	611	28,405
Helmerich & Payne, Inc. (Oil & Gas)	611	23,963
Henry Schein, Inc.* (Healthcare—Products)	517	30,053
Herman Miller, Inc. (Office Furnishings)	329	10,456
Highwoods Properties, Inc. (REIT)	329	9,847
Hillenbrand Industries, Inc. (Healthcare—Products)	329	17,016
HNI Corp. (Office Furnishings)	235	7,910
Hologic, Inc.* (Healthcare—Products)	705	45,374
Horace Mann Educators Corp. (Insurance)	235	4,317
Hormel Foods Corp. (Food)	423	16,387
Hospitality Properties Trust (REIT)	517	17,552
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	188	1,859
Hubbell, Inc.—Class B (Electrical Components & Equipment)	329	15,687
IDACORP, Inc. (Electric)	235	7,670
IDEX Corp. (Machinery—Diversified)	470	14,678
Imation Corp. (Computers)	188	4,871
IndyMac Bancorp, Inc. (Diversified Financial Services)	470	3,840
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	846	15,042
Integrated Device Technology, Inc.* (Semiconductors)	1,128	8,404
International Rectifier Corp.* (Semiconductors)	423	11,772
International Speedway Corp. (Entertainment)	141	5,773
Intersil Corp.—Class A (Semiconductors)	752	17,319
Intuitive Surgical, Inc.* (Healthcare—Products)	188	47,752
Invitrogen Corp.* (Biotechnology)	235	20,132
ITT Educational Services, Inc.* (Commercial Services)	141	12,880
J.B. Hunt Transport Services, Inc. (Transportation)	517	16,079
Jack Henry & Associates, Inc. (Computers)	423	10,397
Jefferies Group, Inc. (Diversified Financial Services)	658	13,305
JetBlue Airways Corp.* (Airlines)	1,034	7,145
JM Smucker Co. (Food)	329	15,374
John Wiley & Sons, Inc. (Media)	235	9,264
Jones Lang LaSalle, Inc. (Real Estate)	188	14,626
Joy Global, Inc. (Machinery—Construction & Mining)	611	38,524
Kansas City Southern Industries, Inc.* (Transportation)	423	15,177
KBR, Inc.* (Engineering & Construction)	987	31,179
Kelly Services, Inc.—Class A (Commercial Services)	94	1,619
KEMET Corp.* (Electronics)	470	2,449
Kennametal, Inc. (Hand/Machine Tools)	423	12,956

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Kindred Healthcare, Inc.* (Healthcare—Services)	141	$3,883
Kinetic Concepts, Inc.* (Healthcare—Products)	282	14,038
Korn/Ferry International* (Commercial Services)	235	3,781
Lam Research Corp.* (Semiconductors)	799	30,674
Lamar Advertising Co. (Advertising)	470	20,266
Lancaster Colony Corp. (Miscellaneous Manufacturing)	94	3,277
Lear Corp.* (Auto Parts & Equipment)	423	12,419
Lee Enterprises, Inc. (Media)	235	2,806
Liberty Property Trust (REIT)	517	16,601
Life Time Fitness, Inc.* (Leisure Time)	188	8,336
LifePoint Hospitals, Inc.* (Healthcare—Services)	329	8,883
Lincare Holdings, Inc.* (Healthcare—Services)	470	15,703
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	235	14,488
Louisiana-Pacific Corp. (Forest Products & Paper)	611	9,330
Lubrizol Corp. (Chemicals)	376	19,781
M.D.C. Holdings, Inc. (Home Builders)	188	8,699
Mack-Cali Realty Corp. (REIT)	376	13,356
Macrovision Corp.* (Entertainment)	282	4,735
Manpower, Inc. (Commercial Services)	470	26,442
Martin Marietta Materials (Building Materials)	235	28,839
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	141	6,891
McAfee, Inc.* (Internet)	940	31,640
MDU Resources Group, Inc. (Electric)	1,081	28,020
Media General, Inc.—Class A (Media)	94	1,788
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	329	6,682
Mentor Graphics Corp.* (Computers)	517	4,265
Mercury General Corp. (Insurance)	188	9,041
Metavante Technologies, Inc.* (Software)	470	10,411
Millennium Pharmaceuticals, Inc.* (Biotechnology)	1,880	28,520
Mine Safety Appliances Co. (Environmental Control)	141	6,293
Minerals Technologies, Inc. (Chemicals)	94	5,114
Modine Manufacturing Co. (Auto Parts & Equipment)	188	2,903
Mohawk Industries, Inc.* (Textiles)	282	22,537
Moneygram International, Inc. (Software)	470	2,510
MPS Group, Inc.* (Commercial Services)	564	5,668
MSC Industrial Direct Co.—Class A (Retail)	282	11,582
National Fuel Gas Co. (Pipelines)	470	20,262
National Instruments Corp. (Computers)	329	8,837
Nationwide Health Properties, Inc. (REIT)	517	16,317
Navigant Consulting Co.* (Commercial Services)	235	2,782
NBTY, Inc.* (Pharmaceuticals)	329	7,968
NCR Corp.* (Computers)	1,034	22,210
Netflix, Inc.* (Internet)	282	7,092
NeuStar, Inc.* (Telecommunications)	423	12,567
New York Community Bancorp (Savings & Loans)	1,880	34,874
Newfield Exploration Co.* (Oil & Gas)	752	37,510
Nordson Corp. (Machinery—Diversified)	188	9,377
Northeast Utilities System (Electric)	893	24,754
NSTAR (Electric)	611	19,815
NVR, Inc.* (Home Builders)	47	29,680
O’Reilly Automotive, Inc.* (Retail)	658	19,365
OGE Energy Corp. (Electric)	517	16,921
Old Republic International Corp. (Insurance)	1,363	20,350

Common Stocks, continued
	Shares	Value
Olin Corp. (Chemicals)	423	$8,667
Omnicare, Inc. (Pharmaceuticals)	705	15,609
ONEOK, Inc. (Gas)	611	28,717
Oshkosh Truck Corp. (Auto Manufacturers)	423	19,356
Overseas Shipholding Group, Inc. (Transportation)	141	9,196
Pacific Sunwear of California, Inc.* (Retail)	376	4,181
Packaging Corp. of America (Packaging & Containers)	517	12,532
Palm, Inc. (Computers)	611	3,312
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	188	3,606
Parametric Technology Corp.* (Software)	658	10,824
Patterson-UTI Energy, Inc. (Oil & Gas)	893	17,485
PDL BioPharma, Inc.* (Biotechnology)	658	9,824
Pentair, Inc. (Miscellaneous Manufacturing)	564	17,913
PepsiAmericas, Inc. (Beverages)	329	8,107
Perrigo Co. (Pharmaceuticals)	423	13,045
PetSmart, Inc. (Retail)	752	17,198
Pharmaceutical Product Development, Inc. (Commercial Services)	611	26,493
Phillips-Van Heusen Corp. (Apparel)	329	13,864
Pioneer Natural Resources Co. (Oil & Gas)	705	29,539
Plains Exploration & Production Co.* (Oil & Gas)	658	32,005
Plantronics, Inc. (Telecommunications)	282	5,386
PMI Group, Inc. (Insurance)	470	4,465
PNM Resources, Inc. (Electric)	423	8,172
Polycom, Inc.* (Telecommunications)	517	13,054
Potlatch Corp. (Forest Products & Paper)	188	8,071
Pride International, Inc.* (Oil & Gas)	987	31,298
Protective Life Corp. (Insurance)	376	14,942
Psychiatric Solutions, Inc.* (Healthcare—Services)	282	8,508
Puget Energy, Inc. (Electric)	658	17,207
Quanta Services, Inc.* (Commercial Services)	987	21,635
Quicksilver Resources, Inc.* (Oil & Gas)	282	16,026
Radian Group, Inc. (Insurance)	470	4,296
Raymond James Financial Corp. (Diversified Financial Services)	517	14,523
Rayonier, Inc. (Forest Products & Paper)	423	17,901
Realty Income Corp. (REIT)	564	13,750
Regency Centers Corp. (REIT)	376	23,098
Regis Corp. (Retail)	235	5,953
Reliance Steel & Aluminum Co. (Iron/Steel)	376	18,503
Rent-A-Center, Inc.* (Commercial Services)	376	6,430
Republic Services, Inc. (Environmental Control)	940	28,200
ResMed, Inc.* (Healthcare—Products)	423	19,703
RF Micro Devices, Inc.* (Telecommunications)	1,692	5,465
Rollins, Inc. (Commercial Services)	235	4,181
Roper Industries, Inc. (Miscellaneous Manufacturing)	517	28,911
Ross Stores, Inc. (Retail)	799	23,291
RPM, Inc. (Chemicals)	705	15,256
Ruby Tuesday, Inc. (Retail)	282	2,169
Ruddick Corp. (Food)	188	6,407
Saks, Inc.* (Retail)	799	14,422
SCANA Corp. (Electric)	658	24,537
Scholastic Corp.* (Media)	141	4,832
Scientific Games Corp.—Class A* (Entertainment)	376	8,949
SEI Investments Co. (Software)	705	19,529
Semtech Corp.* (Semiconductors)	376	4,802

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Sensient Technologies Corp. (Chemicals)	235	$6,242
Sepracor, Inc.* (Pharmaceuticals)	658	18,582
Service Corp. International (Commercial Services)	1,692	20,355
Sierra Pacific Resources (Electric)	1,363	20,404
Silicon Laboratories, Inc.* (Semiconductors)	282	8,810
Smithfield Foods, Inc.* (Food)	658	18,325
Sonoco Products Co. (Packaging & Containers)	564	17,405
Sotheby’s (Commercial Services)	376	11,682
Southwestern Energy Co.* (Oil & Gas)	987	55,183
SPX Corp. (Miscellaneous Manufacturing)	282	28,369
SRA International, Inc.—Class A* (Computers)	235	6,446
StanCorp Financial Group, Inc. (Insurance)	282	13,877
Steel Dynamics, Inc. (Iron/Steel)	564	29,413
Stericycle, Inc.* (Environmental Control)	470	27,852
STERIS Corp. (Healthcare—Products)	376	9,317
Strayer Education, Inc. (Commercial Services)	47	8,111
Superior Energy Services, Inc.* (Oil & Gas Services)	470	18,842
SVB Financial Group* (Banks)	188	9,099
Sybase, Inc.* (Software)	517	14,590
Synopsys, Inc.* (Computers)	846	18,629
Synovus Financial Corp. (Banks)	1,880	24,835
TCF Financial Corp. (Banks)	611	12,984
Tech Data Corp.* (Distribution/Wholesale)	329	11,311
Techne Corp.* (Healthcare—Products)	188	12,220
Teleflex, Inc. (Miscellaneous Manufacturing)	188	11,115
Telephone & Data Systems, Inc. (Telecommunications)	611	32,224
Temple-Inland, Inc. (Forest Products & Paper)	611	11,456
Terra Industries, Inc.* (Chemicals)	517	23,301
The Brink’s Co. (Miscellaneous Manufacturing)	282	17,098
The Colonial BancGroup, Inc. (Banks)	893	14,020
The Commerce Group, Inc. (Insurance)	235	8,495
The Corporate Executive Board Co. (Commercial Services)	188	10,819
The Macerich Co. (REIT)	423	28,921
The Ryland Group, Inc. (Home Builders)	235	7,922
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	235	9,174
The Timberland Co.—Class A* (Apparel)	282	4,628
The Warnaco Group, Inc.* (Apparel)	235	8,434
Thomas & Betts Corp.* (Electronics)	282	12,761
Thor Industries, Inc. (Home Builders)	188	6,640
Tidewater, Inc. (Oil & Gas Services)	282	14,935
Timken Co. (Metal Fabricate/Hardware)	564	17,050
Toll Brothers, Inc.* (Home Builders)	752	17,507
Tootsie Roll Industries, Inc. (Food)	141	3,522
Trinity Industries, Inc. (Miscellaneous Manufacturing)	470	13,310
TriQuint Semiconductor, Inc.* (Semiconductors)	799	3,787
Tupperware Corp. (Household Products/Wares)	329	12,173
UDR, Inc. (REIT)	752	17,168
United Rentals, Inc.* (Commercial Services)	423	7,720
Unitrin, Inc. (Insurance)	282	11,604
Universal Corp. (Agriculture)	141	7,023
Universal Health Services, Inc.—Class B (Healthcare—Services)	282	13,291

Common Stocks, continued
	Shares	Value
Urban Outfitters, Inc.* (Retail)	658	$19,082
URS Corp.* (Engineering & Construction)	470	20,633
Valassis Communications, Inc.* (Commercial Services)	282	2,696
Valeant Pharmaceuticals International* (Pharmaceuticals)	517	5,852
Valspar Corp. (Chemicals)	564	11,297
ValueClick, Inc.* (Internet)	564	12,312
Varian, Inc.* (Electronics)	141	7,649
VCA Antech, Inc.* (Pharmaceuticals)	470	18,170
Vectren Corp. (Gas)	423	11,611
Ventana Medical Systems, Inc.* (Healthcare—Products)	141	12,556
Vertex Pharmaceuticals, Inc.* (Biotechnology)	752	15,311
Vishay Intertechnology, Inc.* (Electronics)	1,081	11,340
W.R. Berkley Corp. (Insurance)	940	28,444
Wabtec Corp. (Machinery—Diversified)	282	9,698
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	470	15,595
Washington Federal, Inc. (Savings & Loans)	517	12,625
Webster Financial Corp. (Banks)	282	9,551
Weingarten Realty Investors (REIT)	423	14,221
WellCare Health Plans, Inc.* (Healthcare—Services)	235	11,043
Werner Enterprises, Inc. (Transportation)	235	4,787
Westamerica Bancorp (Banks)	141	6,982
Westar Energy, Inc. (Electric)	517	12,594
Western Digital Corp.* (Computers)	1,269	33,565
WGL Holdings, Inc. (Gas)	282	9,092
Williams Sonoma, Inc. (Retail)	517	13,897
Wilmington Trust Corp. (Banks)	376	13,111
Wind River Systems, Inc.* (Software)	423	3,549
Wisconsin Energy Corp. (Electric)	658	29,959
Worthington Industries, Inc. (Metal Fabricate/Hardware)	376	6,163
YRC Worldwide, Inc.* (Transportation)	329	6,024
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	376	11,547

TOTAL COMMON STOCKS (Cost $4,919,755)		5,959,090

Repurchase Agreements (21.9%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $426,033 (Collateralized by $440,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $439,072)	$426,000	426,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $611,047 (Collateralized by $630,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $629,346)	611,000	611,000

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $708,055 (Collateralized by $665,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $724,019)	$708,000	$708,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,745,000)		1,745,000

TOTAL INVESTMENT SECURITIES (Cost $6,664,755)—96.5%		7,704,090
Net other assets (liabilities)—3.5%		279,315

NET ASSETS—100.0%		$7,983,405

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring March 2008 (Underlying face amount at value $3,619,800)	9	$(335,471)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring March 2008 (Underlying face amount at value $2,895,840)	36	164,411
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 2/28/08	$492,953	$9,091
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 2/28/08	772,223	12,739

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.5%
Aerospace/Defense	0.6%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.7%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.7%
Banks	2.4%

Beverages	0.3%
Biotechnology	1.3%
Building Materials	0.4%
Chemicals	2.8%
Coal	0.5%
Commercial Services	3.4%
Computers	1.9%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.0%
Electric	3.9%
Electrical Components & Equipment	0.9%
Electronics	1.8%
Engineering & Construction	0.9%
Entertainment	0.3%
Environmental Control	0.8%
Food	0.9%
Forest Products & Paper	0.5%
Gas	1.1%
Hand/Machine Tools	0.4%
Healthcare—Products	4.0%
Healthcare—Services	1.9%
Home Builders	0.9%
Home Furnishings	NM
Household Products/Wares	0.5%
Insurance	3.6%
Internet	1.0%
Iron/Steel	1.1%
Leisure Time	0.2%
Lodging	0.1%
Machinery—Construction & Mining	0.5%
Machinery—Diversified	1.3%
Media	0.3%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.2%
Oil & Gas	4.5%
Oil & Gas Services	1.7%
Packaging & Containers	0.4%
Pharmaceuticals	1.6%
Pipelines	0.8%
REIT	4.1%
Real Estate	0.2%
Retail	4.8%
Savings & Loans	0.9%
Semiconductors	1.6%
Software	2.4%
Telecommunications	2.2%
Textiles	0.3%
Transportation	0.9%
Trucking & Leasing	0.1%
Water	0.2%
Other***	25.4%

***	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2008

Common Stocks (80.5%)
	Percentage of Net Assets	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	0.2%	220	$21,611
Alexion Pharmaceuticals, Inc. (Biotechnology)	0.2%	308	20,119
Alpha Natural Resources, Inc.* (Coal)	0.2%	660	22,084
ANSYS, Inc. (Software)	0.2%	660	23,041
AptarGroup, Inc. (Miscellaneous Manufacturing)	0.2%	572	21,576
Aspen Insurance Holdings, Ltd.ADR (Insurance)	0.2%	748	21,109
Bally Technologies, Inc. (Entertainment)	0.2%	528	25,154
BioMarin Pharmaceutical, Inc. (Pharmaceuticals)	0.3%	880	32,613
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	0.3%	308	28,555
Cepheid, Inc.* (Healthcare—Products)	0.2%	660	20,156
CF Industries Holdings, Inc. (Chemicals)	0.5%	440	47,049
Chipotle Mexican Grill, Inc.—Class B (Retail)	0.2%	264	25,296
DeVry, Inc. (Commercial Services)	0.3%	528	29,140
Equinix, Inc.* (Internet)	0.2%	264	19,940
FLIR Systems, Inc.* (Electronics)	0.3%	1,056	31,976
FTI Consulting, Inc.* (Commercial Services)	0.2%	352	19,469
Hologic, Inc.* (Healthcare—Products)	0.3%	440	28,318
IHS, Inc.—Class A* (Computers)	0.2%	308	19,077
Illumina, Inc.* (Biotechnology)	0.3%	440	28,028
ITC Holdings Corp. (Electric)	0.2%	440	23,250
Itron, Inc. (Electronics)	0.2%	264	21,754
KNBT Bancorp, Inc. (Savings & Loans)	0.2%	1,012	18,520
Laclede Group, Inc. (Gas)	0.2%	616	20,685
LKQ Corp.* (Distribution/Wholesale)	0.2%	1,056	18,892
Mariner Energy, Inc. (Oil & Gas)	0.2%	748	18,745
Micros Systems, Inc.* (Computers)	0.2%	352	21,676
Nationwide Health Properties, Inc. (REIT)	0.2%	748	23,607
Onyx Pharmaceuticals, Inc. (Pharmaceuticals)	0.2%	440	20,913
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	0.2%	528	21,057
Perrigo Co. (Pharmaceuticals)	0.2%	748	23,068
Petrohawk Energy Corp. (Oil & Gas)	0.2%	1,364	21,483
Priceline.com, Inc. (Internet)	0.3%	308	33,424
Realty Income Corp. (REIT)	0.2%	880	21,454
Strayer Education, Inc. (Commercial Services)	0.2%	132	22,781
Sybase, Inc.* (Software)	0.2%	704	19,867

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Terra Industries, Inc.* (Chemicals)	0.3%	792	$35,695
Time Warner Telecom, Inc.—Class A (Telecommunications)	0.2%	1,144	19,997
Tupperware Corp. (Household Products/Wares)	0.2%	572	21,164
UAP Holding Corp. (Chemicals)	0.2%	528	20,243
Ventana Medical Systems, Inc.* (Healthcare—Products)	0.2%	264	23,509
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	0.2%	704	23,359
Walter Industries, Inc. (Holding Companies—Diversified)	0.2%	484	20,289
Westar Energy, Inc. (Electric)	0.2%	836	20,365
Other Common Stocks	70.8%	422,577	7,198,410

TOTAL COMMON STOCKS (Cost $7,288,595)			8,218,518

Repurchase Agreements (18.0%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $449,035 (Collateralized by $465,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $464,019)	$449,000	449,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $643,050 (Collateralized by $665,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $664,310)	643,000	643,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $746,058 (Collateralized by $726,000 of various Federal National Mortgage Association Securities, 5.25%-6.00%, 5/15/08-8/1/12, market value $763,223)	746,000	746,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,838,000)		1,838,000

TOTAL INVESTMENT SECURITIES (Cost $9,126,595)—98.5%		10,056,518
Net other assets (liabilities)—1.5%		150,065

NET ASSETS—100.0%		$10,206,583

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2008

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2008 (Underlying face amount at value $2,139,900)	6	$(188,427)
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring March 2008 (Underlying face amount at value $1,783,250)	25	114,140
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/08	$823,082	$12,643
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/08	841,704	12,938

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.1%
Aerospace/Defense	1.0%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.4%
Apparel	1.0%
Auto Manufacturers	NM
Auto Parts & Equipment	0.9%
Banks	3.6%
Beverages	0.1%
Biotechnology	2.2%
Building Materials	0.5%
Chemicals	2.2%
Coal	0.3%
Commercial Services	5.6%
Computers	1.6%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.5%
Electric	1.4%
Electrical Components & Equipment	0.8%
Electronics	2.8%
Energy—Alternate Sources	0.2%

Engineering & Construction	0.7%
Entertainment	0.7%
Environmental Control	0.3%
Food	1.5%
Forest Products & Paper	0.6%
Gas	0.5%
Hand/Machine Tools	0.2%
Healthcare—Products	3.1%
Healthcare—Services	1.5%
Holding Companies—Diversified	0.2%
Home Builders	0.3%
Home Furnishings	0.3%
Household Products/Wares	0.8%
Insurance	2.9%
Internet	2.9%
Investment Companies	0.8%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.3%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	1.2%
Media	0.8%
Metal Fabricate/Hardware	0.8%
Mining	0.9%
Miscellaneous Manufacturing	1.6%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.9%
Oil & Gas Services	1.2%
Packaging & Containers	0.3%
Pharmaceuticals	3.0%
REIT	4.2%
Real Estate	0.1%
Retail	4.3%
Savings & Loans	1.1%
Semiconductors	2.3%
Software	3.2%
Storage/Warehousing	0.1%
Telecommunications	3.4%
Toys/Games/Hobbies	0.3%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.5%
Other***	19.5%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (99.1%)
	Shares	Value
Activision, Inc.* (Software)	3,149	$81,465
Adobe Systems, Inc.* (Software)	6,815	238,048
Akamai Technologies, Inc.* (Internet)	1,927	58,195
Altera Corp. (Semiconductors)	5,734	96,847
Amazon.com, Inc.* (Internet)	3,337	259,285
Amgen, Inc.* (Biotechnology)	6,157	286,855
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	1,598	47,381
Apollo Group, Inc.—Class A* (Commercial Services)	2,068	164,902
Apple Computer, Inc.* (Computers)	14,852	2,010,367
Applied Materials, Inc. (Semiconductors)	8,648	154,972
Autodesk, Inc.* (Software)	2,914	119,911
Baidu.com, Inc.ADR* (Internet)	282	78,946
BEA Systems, Inc.* (Software)	4,559	85,208
Bed Bath & Beyond, Inc.* (Retail)	4,324	139,406
Biogen Idec, Inc.* (Biotechnology)	3,854	234,901
Broadcom Corp.—Class A* (Semiconductors)	5,217	115,191
C.H. Robinson Worldwide, Inc. (Transportation)	2,021	112,246
Cadence Design Systems, Inc.* (Computers)	3,431	34,825
Celgene Corp.* (Biotechnology)	4,653	261,080
Cephalon, Inc.* (Pharmaceuticals)	799	52,438
Check Point Software Technologies, Ltd.ADR* (Internet)	2,679	57,063
Cintas Corp. (Textiles)	2,303	75,584
Cisco Systems, Inc.* (Telecommunications)	26,320	644,840
Citrix Systems, Inc.* (Software)	2,726	94,374
Cognizant Technology Solutions Corp.* (Computers)	3,431	95,725
Comcast Corp.—Special Class A* (Media)	17,672	320,924
Costco Wholesale Corp. (Retail)	2,773	188,398
Dell, Inc.* (Computers)	10,011	200,620
DENTSPLY International, Inc. (Healthcare—Products)	1,786	73,780
Discovery Holding Co.—Class A* (Media)	2,914	67,663
DISH Network Corp.—Class A* (Media)	2,632	74,328
eBay, Inc.* (Internet)	12,267	329,860
Electronic Arts, Inc.* (Software)	3,854	182,564
Expedia, Inc.* (Internet)	3,384	77,900
Expeditors International of Washington, Inc. (Transportation)	2,538	120,022
Express Scripts, Inc.* (Pharmaceuticals)	2,726	183,978
Fastenal Co. (Distribution/Wholesale)	1,739	70,273
Fiserv, Inc.* (Software)	2,491	127,963
Flextronics International, Ltd.ADR* (Electronics)	10,951	128,127
Focus Media Holding, Ltd.ADR* (Advertising)	1,316	63,234
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	1,786	122,287
Garmin, Ltd.ADR (Electronics)	2,444	176,335
Genzyme Corp.* (Biotechnology)	4,042	315,801
Gilead Sciences, Inc.* (Pharmaceuticals)	11,139	508,941
Google, Inc.—Class A* (Internet)	1,739	981,318
Hansen Natural Corp.* (Beverages)	1,128	43,496
Henry Schein, Inc.* (Healthcare—Products)	1,081	62,839
Hologic, Inc.* (Healthcare—Products)	1,598	102,847
IAC/InterActiveCorp* (Internet)	3,572	92,658
Infosys Technologies, Ltd.ADR (Software)	1,363	56,428
Intel Corp. (Semiconductors)	24,863	527,096
Intuit, Inc.* (Software)	5,076	155,782
Intuitive Surgical, Inc.* (Healthcare—Products)	470	119,380

Common Stocks, continued
	Shares	Value
Joy Global, Inc. (Machinery—Construction & Mining)	1,269	$80,010
Juniper Networks, Inc.* (Telecommunications)	4,183	113,568
KLA -Tencor Corp. (Semiconductors)	2,679	111,929
Lam Research Corp.* (Semiconductors)	1,551	59,543
Lamar Advertising Co. (Advertising)	940	40,533
Leap Wireless International, Inc.* (Telecommunications)	846	34,982
Level 3 Communications, Inc.* (Telecommunications)	18,189	62,570
Liberty Global, Inc.—Class A* (Media)	2,303	93,064
Liberty Media Holding Corp.—Interactive Series A* (Internet)	6,768	107,679
Linear Technology Corp. (Semiconductors)	3,619	100,138
Logitech International SAADR* (Computers)	2,162	65,552
Marvell Technology Group, Ltd.ADR* (Semiconductors)	6,862	81,452
Microchip Technology, Inc. (Semiconductors)	2,162	68,989
Microsoft Corp. (Software)	39,104	1,274,790
Millicom International Cellular SAADR* (Telecommunications)	1,175	124,479
Monster Worldwide, Inc.* (Internet)	1,598	44,504
Network Appliance, Inc.* (Computers)	4,371	101,495
NII Holdings, Inc.—Class B* (Telecommunications)	2,068	88,221
NVIDIA Corp.* (Semiconductors)	6,627	162,958
Oracle Corp.* (Software)	25,944	533,149
PACCAR, Inc. (Auto Manufacturers)	5,029	235,961
Patterson Cos., Inc.* (Healthcare—Products)	1,645	52,706
Paychex, Inc. (Commercial Services)	4,324	141,481
PetSmart, Inc. (Retail)	1,551	35,471
Qualcomm, Inc. (Telecommunications)	23,970	1,016,807
Research In Motion, Ltd.ADR* (Computers)	6,815	639,792
Ryanair Holdings PLC ADR* (Airlines)	1,410	47,122
SanDisk Corp.* (Computers)	2,538	64,592
Sears Holdings Corp.* (Retail)	1,739	192,142
Sigma-Aldrich Corp. (Chemicals)	1,504	74,689
Sirius Satellite Radio, Inc.* (Media)	19,317	61,814
Staples, Inc. (Retail)	5,781	138,397
Starbucks Corp.* (Retail)	12,361	233,747
Steel Dynamics, Inc. (Iron/Steel)	1,222	63,727
Stericycle, Inc.* (Environmental Control)	1,128	66,845
Sun Microsystems, Inc.* (Computers)	4,371	76,493
Symantec Corp.* (Internet)	10,998	197,194
Tellabs, Inc.* (Telecommunications)	3,055	20,835
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	7,520	346,221
UAL Corp. (Airlines)	1,316	49,942
VeriSign, Inc.* (Internet)	2,538	86,089
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,692	34,449
Virgin Media, Inc. (Telecommunications)	4,324	72,297
Whole Foods Market, Inc. (Food)	1,645	64,879
Wynn Resorts, Ltd. (Lodging)	1,504	172,930
Xilinx, Inc. (Semiconductors)	4,747	103,817
Yahoo!, Inc.* (Internet)	7,802	149,642

TOTAL COMMON STOCKS (Cost $10,904,667)		18,864,583

See accompanying notes to the financial statements.

PROFUNDS NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (0.8%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $37,003 (Collateralized by $40,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $39,916)	$37,000	$37,000
HSBC, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $52,004 (Collateralized by $55,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $54,943)	52,000	52,000
UBS, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $62,005 (Collateralized by $59,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $64,236)	62,000	62,000

TOTAL REPURCHASE AGREEMENTS (Cost $151,000)		151,000

TOTAL INVESTMENT SECURITIES (Cost $11,055,667)—99.9%		19,015,583
Net other assets (liabilities)—0.1%		25,326

NET ASSETS—100.0%		$19,040,909

*	Non-income producing security
ADR	American Depositary Receipt
**	Represents the effective yield or interest rate in effect at January 31, 2008.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ-100 Futures Contract expiring March 2008 (Underlying face amount at value $1,656,900)	9	$(259,375)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring March 2008 (Underlying face amount at value $1,472,800)	40	58,754

NASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.5%
Airlines	0.5%
Auto Manufacturers	1.2%
Beverages	0.2%
Biotechnology	6.0%
Chemicals	0.4%
Commercial Services	1.6%
Computers	17.3%
Distribution/Wholesale	0.4%
Electronics	1.6%
Engineering & Construction	0.6%
Environmental Control	0.4%
Food	0.3%
Healthcare—Products	2.1%
Internet	13.3%
Iron/Steel	0.3%
Lodging	0.9%
Machinery—Construction & Mining	0.4%
Media	3.3%
Pharmaceuticals	6.1%
Retail	4.8%
Semiconductors	8.3%
Software	15.5%
Telecommunications	11.5%
Textiles	0.4%
Transportation	1.2%
Other***	0.9%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (100.0%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	468	$37,276
Abbott Laboratories (Pharmaceuticals)	1,872	105,394
ACE, Ltd.ADR (Insurance)	780	45,505
Advanced Micro Devices, Inc.* (Semiconductors)	1,092	8,343
Aetna, Inc. (Healthcare—Services)	546	29,080
Affiliated Computer Services, Inc.—Class A* (Computers)	78	3,803
AFLAC, Inc. (Insurance)	390	23,919
Agilent Technologies, Inc.* (Electronics)	702	23,805
Air Products & Chemicals, Inc. (Chemicals)	312	28,086
Alcoa, Inc. (Mining)	2,028	67,127
Allegheny Energy, Inc. (Electric)	312	17,094
Allegheny Technologies, Inc. (Iron/Steel)	156	10,982
Allergan, Inc. (Pharmaceuticals)	234	15,722
Allied Waste Industries, Inc.* (Environmental Control)	702	6,915
Allstate Corp. (Insurance)	1,404	69,175
Altera Corp. (Semiconductors)	312	5,270
Altria Group, Inc. (Agriculture)	5,070	384,407
Ambac Financial Group, Inc. (Insurance)	234	2,742
Ameren Corp. (Electric)	468	20,971
American Capital Strategies, Ltd. (Investment Companies)	468	16,460
American Electric Power, Inc. (Electric)	936	40,089
American International Group, Inc. (Insurance)	3,198	176,402
American Tower Corp.* (Telecommunications)	702	26,346
Ameriprise Financial, Inc. (Diversified Financial Services)	546	30,199
AmerisourceBergen Corp. (Pharmaceuticals)	390	18,193
Anadarko Petroleum Corp. (Oil & Gas)	546	31,990
Analog Devices, Inc. (Semiconductors)	390	11,060
AON Corp. (Insurance)	390	16,973
Apartment Investment and Management Co.—Class A (REIT)	234	9,276
Applera Corp.-Applied Biosystems Group (Electronics)	156	4,919
Applied Materials, Inc. (Semiconductors)	2,184	39,137
Archer-Daniels-Midland Co. (Agriculture)	858	37,795
Ashland, Inc. (Chemicals)	156	7,103
Assurant, Inc. (Insurance)	234	15,184
AT&T, Inc. (Telecommunications)	14,586	561,415
Automatic Data Processing, Inc. (Software)	624	25,316
AutoNation, Inc.* (Retail)	312	5,079
Avalonbay Communities, Inc. (REIT)	156	14,656
Avery Dennison Corp. (Household Products/Wares)	234	12,126
Bank of America Corp. (Banks)	10,686	473,924
Bank of New York Mellon Corp. (Banks)	2,730	127,300
Baxter International, Inc. (Healthcare—Products)	624	37,902
BB&T Corp. (Banks)	1,326	48,107
Bear Stearns Cos., Inc. (Diversified Financial Services)	312	28,174
Bemis Co., Inc. (Packaging & Containers)	234	6,360
Big Lots, Inc.* (Retail)	234	4,062
Boeing Co. (Aerospace/Defense)	1,014	84,345
Boston Properties, Inc. (REIT)	312	28,679
Boston Scientific Corp.* (Healthcare—Products)	1,326	16,084
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,758	110,338
Broadcom Corp.—Class A* (Semiconductors)	624	13,778
Brown-Forman Corp. (Beverages)	78	4,912
Brunswick Corp. (Leisure Time)	234	4,444

Common Stocks, continued
	Shares	Value
Burlington Northern Santa Fe Corp. (Transportation)	390	$33,743
CA, Inc. (Software)	624	13,747
Capital One Financial Corp. (Diversified Financial Services)	936	51,302
Cardinal Health, Inc. (Pharmaceuticals)	858	49,738
Carnival Corp.—Class AADR (Leisure Time)	1,014	45,113
CBS Corp.—Class B (Media)	1,638	41,261
CenterPoint Energy, Inc. (Electric)	780	12,488
Centex Corp. (Home Builders)	312	8,667
CenturyTel, Inc. (Telecommunications)	234	8,637
ChevronTexaco Corp. (Oil & Gas)	2,184	184,548
Chubb Corp. (Insurance)	936	48,475
Ciena Corp.* (Telecommunications)	234	6,348
CIGNA Corp. (Insurance)	312	15,338
Cincinnati Financial Corp. (Insurance)	390	15,031
Cintas Corp. (Textiles)	156	5,120
Circuit City Stores, Inc. (Retail)	390	2,122
CIT Group, Inc. (Diversified Financial Services)	468	13,085
Citigroup, Inc. (Diversified Financial Services)	12,012	338,979
Citizens Communications Co. (Telecommunications)	780	8,947
Clear Channel Communications, Inc. (Media)	1,170	35,931
CMS Energy Corp. (Electric)	546	8,556
Coca-Cola Co. (Beverages)	2,028	119,997
Coca-Cola Enterprises, Inc. (Beverages)	702	16,195
Comcast Corp.—Special Class A* (Media)	7,410	134,566
Comerica, Inc. (Banks)	390	17,012
Computer Sciences Corp.* (Computers)	390	16,505
Compuware Corp.* (Software)	390	3,315
ConAgra Foods, Inc. (Food)	1,170	25,190
Consolidated Edison, Inc. (Electric)	624	27,194
Constellation Brands, Inc.* (Beverages)	234	4,891
Convergys Corp.* (Commercial Services)	312	4,839
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	234	10,422
Corning, Inc. (Telecommunications)	2,808	67,589
Costco Wholesale Corp. (Retail)	546	37,095
Countrywide Credit Industries, Inc. (Diversified Financial Services)	1,404	9,772
Covidien, Ltd.ADR (Healthcare—Products)	1,170	52,217
CSX Corp. (Transportation)	1,014	49,159
CVS Corp. (Retail)	1,326	51,807
D.R. Horton, Inc. (Home Builders)	702	12,109
Dean Foods Co. (Food)	312	8,736
Deere & Co. (Machinery—Diversified)	390	34,226
Developers Diversified Realty Corp. (REIT)	312	12,839
Dillards, Inc.—Class A (Retail)	156	3,093
DIRECTV Group, Inc.* (Media)	1,014	22,896
Discover Financial Services (Diversified Financial Services)	546	9,555
Dominion Resources, Inc. (Electric)	1,404	60,372
Dover Corp. (Miscellaneous Manufacturing)	468	18,888
DTE Energy Co. (Electric)	390	16,633
Du Pont (Chemicals)	2,184	98,673
Duke Energy Corp. (Electric)	3,042	56,764
Dynegy, Inc.—Class A* (Electric)	1,170	8,213
E* TRADE Financial Corp.* (Diversified Financial Services)	1,014	5,040
Eastman Chemical Co. (Chemicals)	78	5,153

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Eastman Kodak Co. (Miscellaneous Manufacturing)	702	$13,991
Eaton Corp. (Miscellaneous Manufacturing)	234	19,366
Edison International (Electric)	780	40,685
El Paso Corp. (Pipelines)	1,716	28,280
Electronic Data Systems Corp. (Computers)	1,248	25,085
Eli Lilly & Co. (Pharmaceuticals)	1,560	80,371
Embarq Corp. (Telecommunications)	390	17,667
EMC Corp.* (Computers)	2,652	42,087
Emerson Electric Co. (Electrical Components & Equipment)	1,014	51,552
Ensco International, Inc. (Oil & Gas)	156	7,975
Entergy Corp. (Electric)	468	50,628
Equity Residential Properties Trust (REIT)	624	23,344
Exelon Corp. (Electric)	1,560	118,856
Family Dollar Stores, Inc. (Retail)	156	3,281
Fannie Mae (Diversified Financial Services)	1,404	47,539
FedEx Corp. (Transportation)	312	29,166
Fidelity National Information Services, Inc. (Software)	156	6,622
Fifth Third Bancorp (Banks)	1,248	33,821
First Horizon National Corp. (Banks)	312	6,761
FirstEnergy Corp. (Electric)	702	49,996
Fluor Corp. (Engineering & Construction)	78	9,490
Ford Motor Co.* (Auto Manufacturers)	5,070	33,665
Fortune Brands, Inc. (Household Products/Wares)	156	10,908
FPL Group, Inc. (Electric)	1,014	65,383
Freddie Mac (Diversified Financial Services)	1,560	47,408
Gannett Co., Inc. (Media)	546	20,202
General Electric Co. (Miscellaneous Manufacturing)	24,336	861,738
General Growth Properties, Inc. (REIT)	624	22,788
General Mills, Inc. (Food)	468	25,557
General Motors Corp. (Auto Manufacturers)	1,326	37,539
Genuine Parts Co. (Distribution/Wholesale)	390	17,133
Genworth Financial, Inc.—Class A (Diversified Financial Services)	1,092	26,579
Goodrich Corp. (Aerospace/Defense)	156	9,758
Hartford Financial Services Group, Inc. (Insurance)	780	63,001
Hasbro, Inc. (Toys/Games/Hobbies)	390	10,128
Heinz (H.J.) Co. (Food)	780	33,197
Hercules, Inc. (Chemicals)	156	2,735
Hess Corp. (Oil & Gas)	312	28,339
Hewlett-Packard Co. (Computers)	3,276	143,325
Home Depot, Inc. (Retail)	2,028	62,199
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,170	69,112
Host Marriott Corp. (REIT)	1,248	20,892
Hudson City Bancorp, Inc. (Savings & Loans)	624	10,221
Humana, Inc.* (Healthcare—Services)	156	12,527
Huntington Bancshares, Inc. (Banks)	858	11,540
IAC/InterActiveCorp* (Internet)	468	12,140
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	468	23,587
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	390	15,413
Integrys Energy Group, Inc. (Electric)	156	7,585
Intel Corp. (Semiconductors)	6,084	128,981
International Business Machines Corp. (Computers)	936	100,470

Common Stocks, continued
	Shares	Value
International Flavors & Fragrances, Inc. (Chemicals)	78	$3,324
International Paper Co. (Forest Products & Paper)	1,014	32,701
Interpublic Group of Cos., Inc.* (Advertising)	1,170	10,448
J.C. Penney Co., Inc. (Retail)	546	25,886
J.P. Morgan Chase & Co. (Diversified Financial Services)	8,112	385,726
Jabil Circuit, Inc. (Electronics)	468	6,201
Janus Capital Group, Inc. (Diversified Financial Services)	234	6,320
JDS Uniphase Corp.* (Telecommunications)	390	4,060
Johnson Controls, Inc. (Auto Parts & Equipment)	702	24,830
Jones Apparel Group, Inc. (Apparel)	234	3,931
Juniper Networks, Inc.* (Telecommunications)	624	16,942
KB Home (Home Builders)	156	4,290
KeyCorp (Banks)	936	24,476
Kimberly-Clark Corp. (Household Products/Wares)	546	35,845
Kimco Realty Corp. (REIT)	624	22,345
King Pharmaceuticals, Inc.* (Pharmaceuticals)	624	6,546
KLA -Tencor Corp. (Semiconductors)	234	9,777
Kraft Foods, Inc. (Food)	3,744	109,549
Kroger Co. (Food)	1,638	41,687
Legg Mason, Inc. (Diversified Financial Services)	156	11,232
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	390	7,418
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,248	80,084
Lennar Corp.—Class A (Home Builders)	312	6,427
Limited, Inc. (Retail)	780	14,890
Lincoln National Corp. (Insurance)	624	33,921
Linear Technology Corp. (Semiconductors)	234	6,475
Liz Claiborne, Inc. (Apparel)	234	5,122
Loews Corp. (Insurance)	1,092	50,985
LSI Logic Corp.* (Semiconductors)	1,716	8,958
M&T Bank Corp. (Banks)	156	14,316
Macy’s, Inc. (Retail)	1,014	28,027
Manitowoc Co. (Machinery—Diversified)	78	2,973
Marathon Oil Corp. (Oil & Gas)	702	32,889
Marriott International, Inc.—Class A (Lodging)	312	11,220
Marsh & McLennan Cos., Inc. (Insurance)	1,248	34,445
Marshall & Ilsley Corp. (Banks)	624	17,410
Masco Corp. (Building Materials)	858	19,674
Mattel, Inc. (Toys/Games/Hobbies)	858	18,027
MBIA, Inc. (Insurance)	312	4,836
McCormick & Co., Inc. (Food)	156	5,260
McDonald’s Corp. (Retail)	1,482	79,361
McKesson Corp. (Commercial Services)	702	44,079
MeadWestvaco Corp. (Forest Products & Paper)	468	13,104
Medco Health Solutions, Inc.* (Pharmaceuticals)	780	39,062
Merck & Co., Inc. (Pharmaceuticals)	3,432	158,833
Merrill Lynch & Co., Inc. (Diversified Financial Services)	2,028	114,379
MetLife, Inc. (Insurance)	1,794	105,792
MGIC Investment Corp. (Insurance)	78	1,443
Microchip Technology, Inc. (Semiconductors)	546	17,423
Micron Technology, Inc.* (Semiconductors)	1,794	12,612
Millipore Corp.* (Biotechnology)	78	5,472
Molex, Inc. (Electrical Components & Equipment)	312	7,500
Molson Coors Brewing Co.—Class B (Beverages)	312	13,937
Monsanto Co. (Agriculture)	624	70,163
Monster Worldwide, Inc.* (Internet)	234	6,517

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,574	$127,233
Mylan Laboratories, Inc. (Pharmaceuticals)	234	3,489
Nabors Industries, Ltd.ADR* (Oil & Gas)	156	4,246
National City Corp. (Banks)	1,560	27,752
National-Oilwell Varco, Inc.* (Oil & Gas Services)	312	18,792
Newell Rubbermaid, Inc. (Housewares)	702	16,932
Newmont Mining Corp. (Mining)	546	29,670
News Corp.—Class A (Media)	2,886	54,545
Nicor, Inc. (Gas)	78	3,198
NiSource, Inc. (Electric)	624	11,850
Noble Corp.ADR (Oil & Gas)	234	10,242
Noble Energy, Inc. (Oil & Gas)	234	16,984
Nordstrom, Inc. (Retail)	156	6,068
Norfolk Southern Corp. (Transportation)	936	50,909
Northern Trust Corp. (Banks)	234	17,166
Northrop Grumman Corp. (Aerospace/Defense)	780	61,901
Novell, Inc.* (Software)	546	3,473
Novellus Systems, Inc.* (Semiconductors)	156	3,707
Occidental Petroleum Corp. (Oil & Gas)	780	52,939
Office Depot, Inc.* (Retail)	624	9,254
OfficeMax, Inc. (Retail)	156	3,864
PACCAR, Inc. (Auto Manufacturers)	312	14,639
Pall Corp. (Miscellaneous Manufacturing)	156	5,755
Parker Hannifin Corp. (Miscellaneous Manufacturing)	156	10,547
Paychex, Inc. (Commercial Services)	312	10,209
Peabody Energy Corp. (Coal)	312	16,854
Pepco Holdings, Inc. (Electric)	468	11,915
PerkinElmer, Inc. (Electronics)	234	5,824
Pfizer, Inc. (Pharmaceuticals)	16,458	384,953
PG&E Corp. (Electric)	858	35,212
Pinnacle West Capital Corp. (Electric)	234	8,990
Plum Creek Timber Co., Inc. (Forest Products & Paper)	234	9,770
PNC Financial Services Group (Banks)	858	56,302
PPG Industries, Inc. (Chemicals)	390	25,775
PPL Corp. (Electric)	858	41,973
Praxair, Inc. (Chemicals)	234	18,933
Precision Castparts Corp. (Metal Fabricate/Hardware)	156	17,753
Principal Financial Group, Inc. (Insurance)	390	23,248
Procter & Gamble Co. (Cosmetics/Personal Care)	2,418	159,467
Progress Energy, Inc. (Electric)	624	28,186
ProLogis (REIT)	390	23,146
Prudential Financial, Inc. (Insurance)	624	52,647
Public Service Enterprise Group, Inc. (Electric)	624	59,904
Public Storage, Inc. (REIT)	312	24,414
Pulte Homes, Inc. (Home Builders)	234	3,824
Qwest Communications International, Inc. (Telecommunications)	3,744	22,015
R.R. Donnelley & Sons Co. (Commercial Services)	546	19,050
RadioShack Corp. (Retail)	156	2,707
Range Resources Corp. (Oil & Gas)	156	8,146
Raytheon Co. (Aerospace/Defense)	1,014	66,052
Regions Financial Corp. (Banks)	1,638	41,343
Reynolds American, Inc. (Agriculture)	390	24,699
Robert Half International, Inc. (Commercial Services)	234	6,501

Common Stocks, continued
	Shares	Value
Rohm & Haas Co. (Chemicals)	312	$16,645
Rowan Cos., Inc. (Oil & Gas)	234	7,965
Ryder System, Inc. (Transportation)	156	8,121
Safeway, Inc. (Food)	1,092	33,841
Sara Lee Corp. (Food)	1,716	24,127
Schering-Plough Corp. (Pharmaceuticals)	2,652	51,900
Sealed Air Corp. (Packaging & Containers)	390	10,198
Sempra Energy (Gas)	624	34,882
Sherwin-Williams Co. (Chemicals)	78	4,462
Simon Property Group, Inc. (REIT)	546	48,801
Snap-on, Inc. (Hand/Machine Tools)	156	7,663
Southern Co. (Electric)	1,794	65,212
Southwest Airlines Co. (Airlines)	1,794	21,044
Sovereign Bancorp, Inc. (Savings & Loans)	858	10,699
Spectra Energy Corp. (Pipelines)	1,560	35,630
Sprint Corp. (Telecommunications)	6,864	72,278
Staples, Inc. (Retail)	546	13,071
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	234	10,588
State Street Corp. (Banks)	468	38,432
Sun Microsystems, Inc.* (Computers)	2,028	35,490
SunTrust Banks, Inc. (Banks)	858	59,159
SuperValu, Inc. (Food)	546	16,413
Sysco Corp. (Food)	624	18,127
T. Rowe Price Group, Inc. (Diversified Financial Services)	312	15,784
Target Corp. (Retail)	858	47,688
TECO Energy, Inc. (Electric)	546	9,102
Tellabs, Inc.* (Telecommunications)	1,092	7,447
Tenet Healthcare Corp.* (Healthcare—Services)	1,170	5,183
Teradata Corp.* (Computers)	234	5,574
Teradyne, Inc.* (Semiconductors)	390	4,278
Tesoro Petroleum Corp. (Oil & Gas)	156	6,092
Texas Instruments, Inc. (Semiconductors)	1,404	43,426
Textron, Inc. (Miscellaneous Manufacturing)	390	21,859
The Charles Schwab Corp. (Diversified Financial Services)	1,248	27,830
The Dow Chemical Co. (Chemicals)	2,262	87,449
The E.W. Scripps Co.—Class A (Media)	78	3,176
The Gap, Inc. (Retail)	468	8,948
The Goldman Sachs Group, Inc. (Diversified Financial Services)	312	62,640
The New York Times Co.—Class A (Media)	312	5,223
The Stanley Works (Hand/Machine Tools)	234	12,018
The Travelers Companies, Inc. (Insurance)	1,560	75,036
The Williams Cos., Inc. (Pipelines)	1,404	44,886
Thermo Electron Corp.* (Electronics)	546	28,114
Tiffany & Co. (Retail)	156	6,224
Time Warner, Inc. (Media)	8,736	137,505
Torchmark Corp. (Insurance)	78	4,763
Tyco Electronics, Ltd.ADR (Electronics)	1,170	39,558
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	1,170	46,051
Tyson Foods, Inc.—Class A (Food)	624	8,892
U.S. Bancorp (Banks)	4,134	140,349
Union Pacific Corp. (Transportation)	624	78,019
Unisys Corp.* (Computers)	858	3,569
United Parcel Service, Inc.—Class B (Transportation)	1,092	79,891
United Technologies Corp. (Aerospace/Defense)	858	62,986

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
UnumProvident Corp. (Insurance)	858	$19,408
V. F. Corp. (Apparel)	234	18,105
VeriSign, Inc.* (Internet)	312	10,583
Verizon Communications, Inc. (Telecommunications)	6,942	269,627
Viacom, Inc.—Class B* (Media)	936	36,279
Vornado Realty Trust (REIT)	312	28,205
Vulcan Materials Co. (Building Materials)	156	12,240
W.W. Grainger, Inc. (Distribution/Wholesale)	78	6,206
Wachovia Corp. (Banks)	4,758	185,229
Wal-Mart Stores, Inc. (Retail)	2,418	123,028
Walgreen Co. (Retail)	780	27,386
Walt Disney Co. (Media)	2,652	79,374
Washington Mutual, Inc. (Savings & Loans)	2,106	41,952
Washington Post Co.—Class B (Media)	78	58,032
Waste Management, Inc. (Environmental Control)	1,248	40,485
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	156	4,073
Weatherford International, Ltd.ADR* (Oil & Gas Services)	312	19,285
WellPoint, Inc.* (Healthcare—Services)	702	54,896
Wells Fargo & Co. (Banks)	8,112	275,889
Wendy’s International, Inc. (Retail)	234	5,714
Weyerhaeuser Co. (Forest Products & Paper)	468	31,693
Whirlpool Corp. (Home Furnishings)	156	13,277
Whole Foods Market, Inc. (Food)	156	6,153
Windstream Corp. (Telecommunications)	1,170	13,584
Wyeth (Pharmaceuticals)	1,014	40,357
Wyndham Worldwide Corp. (Lodging)	390	9,188
Xcel Energy, Inc. (Electric)	1,014	21,081
Xerox Corp. (Office/Business Equipment)	702	10,811
Xilinx, Inc. (Semiconductors)	312	6,823
XL Capital, Ltd.—Class AADR (Insurance)	468	21,060
Zions Bancorp (Banks)	234	12,809

TOTAL COMMON STOCKS (Cost $12,391,101)		14,533,744

TOTAL INVESTMENT SECURITIES (Cost $12,391,101)—100.0%		14,533,744
Net other assets (liabilities)—NM		6,482

NET ASSETS—100.0%		$14,540,226

*	Non-income producing security
ADR	American Depositary Receipt

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	3.6%
Airlines	0.1%

Apparel	0.1%
Auto Manufacturers	0.6%
Auto Parts & Equipment	0.2%
Banks	11.3%
Beverages	1.0%
Biotechnology	NM
Building Materials	0.2%
Chemicals	2.0%
Coal	0.1%
Commercial Services	0.5%
Computers	2.5%
Cosmetics/Personal Care	1.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	10.0%
Electric	6.4%
Electrical Components & Equipment	0.5%
Electronics	0.7%
Engineering & Construction	0.1%
Environmental Control	0.3%
Food	2.5%
Forest Products & Paper	0.6%
Gas	0.2%
Hand/Machine Tools	0.2%
Healthcare—Products	0.8%
Healthcare—Services	0.7%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	6.1%
Internet	0.2%
Investment Companies	0.1%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.3%
Machinery—Diversified	0.2%
Media	4.2%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	8.1%
Office/Business Equipment	0.1%
Oil & Gas	2.8%
Oil & Gas Services	0.2%
Packaging & Containers	0.1%
Pharmaceuticals	7.3%
Pipelines	0.7%
REIT	2.1%
Retail	3.7%
Savings & Loans	0.5%
Semiconductors	2.2%
Software	0.3%
Telecommunications	7.8%
Textiles	NM
Toys/Games/Hobbies	0.2%
Transportation	2.3%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (100.8%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,690	$134,608
Abbott Laboratories (Pharmaceuticals)	2,600	146,380
Abercrombie & Fitch Co.—Class A (Retail)	260	20,719
Adobe Systems, Inc.* (Software)	1,950	68,113
Advanced Micro Devices, Inc.* (Semiconductors)	520	3,973
Aetna, Inc. (Healthcare—Services)	910	48,467
Affiliated Computer Services, Inc.—Class A* (Computers)	260	12,675
AFLAC, Inc. (Insurance)	1,040	63,783
Agilent Technologies, Inc.* (Electronics)	390	13,225
Air Products & Chemicals, Inc. (Chemicals)	260	23,405
Akamai Technologies, Inc.* (Internet)	520	15,704
Allegheny Energy, Inc. (Electric)	130	7,123
Allegheny Technologies, Inc. (Iron/Steel)	130	9,152
Allergan, Inc. (Pharmaceuticals)	650	43,673
Altera Corp. (Semiconductors)	650	10,979
Amazon.com, Inc.* (Internet)	1,040	80,808
American Express Co. (Diversified Financial Services)	3,900	192,348
American International Group, Inc. (Insurance)	4,030	222,295
American Tower Corp.* (Telecommunications)	390	14,637
Amgen, Inc.* (Biotechnology)	3,640	169,588
Anadarko Petroleum Corp. (Oil & Gas)	780	45,700
Analog Devices, Inc. (Semiconductors)	520	14,747
Anheuser-Busch Cos., Inc. (Beverages)	2,470	114,904
AON Corp. (Insurance)	390	16,973
Apache Corp. (Oil & Gas)	1,170	111,665
Apollo Group, Inc.—Class A* (Commercial Services)	520	41,465
Apple Computer, Inc.* (Computers)	2,990	404,726
Applera Corp.-Applied Biosystems Group (Electronics)	390	12,297
Applied Materials, Inc. (Semiconductors)	1,560	27,955
Archer-Daniels-Midland Co. (Agriculture)	910	40,085
Autodesk, Inc.* (Software)	780	32,097
Automatic Data Processing, Inc. (Software)	910	36,919
AutoZone, Inc.* (Retail)	130	15,714
Avon Products, Inc. (Cosmetics/Personal Care)	1,430	50,079
Baker Hughes, Inc. (Oil & Gas Services)	1,040	67,527
Ball Corp. (Packaging & Containers)	390	17,897
Bard (C.R.), Inc. (Healthcare—Products)	390	37,662
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	390	20,354
Baxter International, Inc. (Healthcare—Products)	1,300	78,962
Becton, Dickinson & Co. (Healthcare—Products)	780	67,493
Bed Bath & Beyond, Inc.* (Retail)	910	29,338
Best Buy Co., Inc. (Retail)	1,170	57,108
Biogen Idec, Inc.* (Biotechnology)	1,040	63,388
BJ Services Co. (Oil & Gas Services)	1,040	22,620
Black & Decker Corp. (Hand/Machine Tools)	260	18,860
BMC Software, Inc.* (Software)	650	20,826
Boeing Co. (Aerospace/Defense)	1,170	97,321
Boston Scientific Corp.* (Healthcare—Products)	2,600	31,538
Broadcom Corp.—Class A* (Semiconductors)	650	14,352
Brown—Forman Corp. (Beverages)	130	8,187
Burlington Northern Santa Fe Corp. (Transportation)	520	44,990
C.H. Robinson Worldwide, Inc. (Transportation)	520	28,881
CA, Inc. (Software)	520	11,456
Cameron International Corp.* (Oil & Gas Services)	780	31,403

Common Stocks, continued
	Shares	Value
Campbell Soup Co. (Food)	780	$24,656
Caterpillar, Inc. (Machinery—Construction & Mining)	2,080	147,971
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	650	12,617
Celgene Corp.* (Biotechnology)	1,300	72,943
Chesapeake Energy Corp. (Oil & Gas)	1,560	58,079
ChevronTexaco Corp. (Oil & Gas)	4,030	340,535
CIGNA Corp. (Insurance)	520	25,563
Cintas Corp. (Textiles)	260	8,533
Cisco Systems, Inc.* (Telecommunications)	20,410	500,045
Citrix Systems, Inc.* (Software)	650	22,503
Clorox Co. (Household Products/Wares)	520	31,886
CME Group, Inc. (Diversified Financial Services)	130	80,457
Coach, Inc.* (Apparel)	1,300	41,665
Coca-Cola Co. (Beverages)	3,900	230,763
Cognizant Technology Solutions Corp.* (Computers)	1,040	29,016
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,690	130,130
Commerce Bancorp, Inc. (Banks)	650	24,772
Compuware Corp.* (Software)	520	4,420
ConocoPhillips (Oil & Gas)	5,330	428,106
CONSOL Energy, Inc. (Coal)	650	47,450
Constellation Brands, Inc.* (Beverages)	260	5,434
Constellation Energy Group, Inc. (Electric)	650	61,074
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	260	11,580
Corning, Inc. (Telecommunications)	1,430	34,420
Costco Wholesale Corp. (Retail)	650	44,161
Coventry Health Care, Inc.* (Healthcare—Services)	520	29,422
Cummins, Inc. (Machinery—Diversified)	780	37,658
CVS Corp. (Retail)	3,120	121,898
Danaher Corp. (Miscellaneous Manufacturing)	910	67,749
Darden Restaurants, Inc. (Retail)	520	14,726
Deere & Co. (Machinery—Diversified)	910	79,862
Dell, Inc.* (Computers)	7,540	151,102
Devon Energy Corp. (Oil & Gas)	1,560	132,569
DIRECTV Group, Inc.* (Media)	910	20,548
Discover Financial Services (Diversified Financial Services)	910	15,925
Eastman Chemical Co. (Chemicals)	130	8,589
Eaton Corp. (Miscellaneous Manufacturing)	260	21,518
eBay, Inc.* (Internet)	3,770	101,375
Ecolab, Inc. (Chemicals)	650	31,363
Electronic Arts, Inc.* (Software)	1,040	49,265
Eli Lilly & Co. (Pharmaceuticals)	1,170	60,278
EMC Corp.* (Computers)	3,250	51,577
Emerson Electric Co. (Electrical Components & Equipment)	1,300	66,092
Ensco International, Inc. (Oil & Gas)	260	13,291
EOG Resources, Inc. (Oil & Gas)	780	68,250
Equifax, Inc. (Commercial Services)	390	14,465
Expedia, Inc.* (Internet)	650	14,963
Expeditors International of Washington, Inc. (Transportation)	780	36,886
Express Scripts, Inc.* (Pharmaceuticals)	910	61,416
Exxon Mobil Corp. (Oil & Gas)	18,330	1,583,712
Family Dollar Stores, Inc. (Retail)	260	5,468

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Fannie Mae (Diversified Financial Services)	1,430	$48,420
Federated Investors, Inc.—Class B (Diversified Financial Services)	260	11,068
FedEx Corp. (Transportation)	650	60,762
Fidelity National Information Services, Inc. (Software)	260	11,037
Fiserv, Inc.* (Software)	520	26,712
Fluor Corp. (Engineering & Construction)	130	15,817
Forest Laboratories, Inc.* (Pharmaceuticals)	1,040	41,361
Fortune Brands, Inc. (Household Products/Wares)	260	18,179
Franklin Resources, Inc. (Diversified Financial Services)	520	54,200
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,300	115,739
GameStop Corp.—Class A* (Retail)	520	26,900
General Dynamics Corp. (Aerospace/Defense)	1,300	109,798
General Mills, Inc. (Food)	520	28,397
Genzyme Corp.* (Biotechnology)	910	71,098
Gilead Sciences, Inc.* (Pharmaceuticals)	3,120	142,553
Goodrich Corp. (Aerospace/Defense)	130	8,132
Google, Inc.—Class A* (Internet)	780	440,154
H & R Block, Inc. (Commercial Services)	1,040	20,041
Halliburton Co. (Oil & Gas Services)	2,990	99,178
Harley-Davidson, Inc. (Leisure Time)	780	31,652
Harman International Industries, Inc. (Home Furnishings)	260	12,108
Hercules, Inc. (Chemicals)	130	2,279
Hess Corp. (Oil & Gas)	520	47,232
Hewlett-Packard Co. (Computers)	4,030	176,312
Home Depot, Inc. (Retail)	2,860	87,716
Honeywell International, Inc. (Miscellaneous Manufacturing)	910	53,754
Hospira, Inc.* (Pharmaceuticals)	520	21,377
Hudson City Bancorp, Inc. (Savings & Loans)	910	14,906
Humana, Inc.* (Healthcare—Services)	390	31,317
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	780	39,312
IMS Health, Inc. (Software)	650	15,529
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	390	15,413
Intel Corp. (Semiconductors)	11,180	237,016
IntercontinentalExchange, Inc.* (Diversified Financial Services)	260	36,390
International Business Machines Corp. (Computers)	3,250	348,855
International Flavors & Fragrances, Inc. (Chemicals)	130	5,539
International Game Technology (Entertainment)	1,040	44,377
Intuit, Inc.* (Software)	1,170	35,907
ITT Industries, Inc. (Miscellaneous Manufacturing)	650	38,629
Jacobs Engineering Group, Inc.* (Engineering & Construction)	390	29,812
Janus Capital Group, Inc. (Diversified Financial Services)	260	7,023
JDS Uniphase Corp.* (Telecommunications)	130	1,353
Johnson & Johnson (Healthcare—Products)	9,620	608,561
Johnson Controls, Inc. (Auto Parts & Equipment)	1,040	36,785
Juniper Networks, Inc.* (Telecommunications)	910	24,707
Kellogg Co. (Food)	910	43,589

Common Stocks, continued
	Shares	Value
Kimberly-Clark Corp. (Household Products/Wares)	650	$42,672
KLA-Tencor Corp. (Semiconductors)	260	10,863
Kohls Corp.* (Retail)	1,040	47,466
L-3 Communications Holdings, Inc. (Aerospace/Defense)	390	43,224
Laboratory Corp. of America Holdings* (Healthcare—Services)	390	28,813
Legg Mason, Inc. (Diversified Financial Services)	260	18,720
Leucadia National Corp. (Holding Companies—Diversified)	520	22,968
Lexmark International, Inc.—Class A* (Computers)	260	9,415
Linear Technology Corp. (Semiconductors)	390	10,791
Lockheed Martin Corp. (Aerospace/Defense)	1,170	126,266
Lowe’s Cos., Inc. (Retail)	4,940	130,614
Manitowoc Co. (Machinery—Diversified)	260	9,911
Marathon Oil Corp. (Oil & Gas)	1,430	66,995
Marriott International, Inc.—Class A (Lodging)	650	23,374
McCormick & Co., Inc. (Food)	260	8,767
McDonald’s Corp. (Retail)	1,950	104,422
McGraw-Hill Cos., Inc. (Media)	1,170	50,029
Medco Health Solutions, Inc.* (Pharmaceuticals)	780	39,062
Medtronic, Inc. (Healthcare—Products)	3,770	175,569
MEMC Electronic Materials, Inc.* (Semiconductors)	780	55,739
Merck & Co., Inc. (Pharmaceuticals)	2,470	114,312
Meredith Corp. (Media)	130	6,109
MGIC Investment Corp. (Insurance)	130	2,405
Microsoft Corp. (Software)	27,040	881,504
Millipore Corp.* (Biotechnology)	130	9,120
Monsanto Co. (Agriculture)	910	102,320
Monster Worldwide, Inc.* (Internet)	130	3,621
Moody’s Corp. (Commercial Services)	780	27,292
Motorola, Inc. (Telecommunications)	7,670	88,435
Murphy Oil Corp. (Oil & Gas)	650	47,801
Mylan Laboratories, Inc. (Pharmaceuticals)	650	9,692
Nabors Industries, Ltd.ADR* (Oil & Gas)	650	17,693
National Semiconductor Corp. (Semiconductors)	780	14,375
National-Oilwell Varco, Inc.* (Oil & Gas Services)	780	46,979
Network Appliance, Inc.* (Computers)	1,170	27,167
Newmont Mining Corp. (Mining)	780	42,385
News Corp.—Class A (Media)	3,770	71,253
NIKE, Inc.—Class B (Apparel)	1,300	80,288
Noble Corp.ADR (Oil & Gas)	520	22,760
Noble Energy, Inc. (Oil & Gas)	260	18,871
Nordstrom, Inc. (Retail)	390	15,171
Northern Trust Corp. (Banks)	260	19,074
Novell, Inc.* (Software)	390	2,480
Novellus Systems, Inc.* (Semiconductors)	130	3,089
Nucor Corp. (Iron/Steel)	910	52,598
NVIDIA Corp.* (Semiconductors)	1,820	44,754
NYSE Euronext (Diversified Financial Services)	910	71,571
Occidental Petroleum Corp. (Oil & Gas)	1,690	114,700
Omnicom Group, Inc. (Advertising)	1,040	47,185
Oracle Corp.* (Software)	13,260	272,493
PACCAR, Inc. (Auto Manufacturers)	780	36,598
Pactiv Corp.* (Packaging & Containers)	390	11,158
Pall Corp. (Miscellaneous Manufacturing)	260	9,591

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Parker Hannifin Corp. (Miscellaneous Manufacturing)	260	$17,579
Patterson Cos., Inc.* (Healthcare—Products)	520	16,661
Paychex, Inc. (Commercial Services)	780	25,522
Peabody Energy Corp. (Coal)	390	21,068
PepsiCo, Inc. (Beverages)	5,460	372,317
PerkinElmer, Inc. (Electronics)	130	3,236
Pitney Bowes, Inc. (Office/Business Equipment)	780	28,626
Plum Creek Timber Co., Inc. (Forest Products & Paper)	260	10,855
Polo Ralph Lauren Corp. (Apparel)	260	15,753
Praxair, Inc. (Chemicals)	780	63,110
Precision Castparts Corp. (Metal Fabricate/Hardware)	260	29,588
Principal Financial Group, Inc. (Insurance)	390	23,248
Procter & Gamble Co. (Cosmetics/Personal Care)	7,150	471,542
Progressive Corp. (Insurance)	2,340	43,430
ProLogis (REIT)	390	23,147
Prudential Financial, Inc. (Insurance)	650	54,840
Pulte Homes, Inc. (Home Builders)	390	6,373
QLogic Corp.* (Semiconductors)	520	7,436
Qualcomm, Inc. (Telecommunications)	5,460	231,613
Quest Diagnostics, Inc. (Healthcare—Services)	520	25,646
Questar Corp. (Pipelines)	520	26,473
RadioShack Corp. (Retail)	260	4,511
Range Resources Corp. (Oil & Gas)	390	20,366
Robert Half International, Inc. (Commercial Services)	260	7,223
Rockwell Collins, Inc. (Aerospace/Defense)	520	32,864
Rockwell International Corp. (Machinery—Diversified)	520	29,650
SAFECO Corp. (Insurance)	260	13,876
SanDisk Corp.* (Computers)	780	19,851
Schering-Plough Corp. (Pharmaceuticals)	1,820	35,617
Schlumberger, Ltd.ADR (Oil & Gas Services)	4,030	304,104
Sears Holdings Corp.* (Retail)	260	28,727
Sherwin-Williams Co. (Chemicals)	260	14,875
Sigma-Aldrich Corp. (Chemicals)	390	19,367
SLM Corp. (Diversified Financial Services)	1,430	31,103
Smith International, Inc. (Oil & Gas Services)	650	35,236
St. Jude Medical, Inc.* (Healthcare—Products)	1,170	47,397
Staples, Inc. (Retail)	1,560	37,346
Starbucks Corp.* (Retail)	2,470	46,708
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	260	11,765
State Street Corp. (Banks)	650	53,378
Stryker Corp. (Healthcare—Products)	780	52,237
Sunoco, Inc. (Oil & Gas)	390	24,258
Symantec Corp.* (Internet)	2,860	51,280
Sysco Corp. (Food)	1,170	33,989
T. Rowe Price Group, Inc. (Diversified Financial Services)	520	26,307
Target Corp. (Retail)	1,560	86,705
Teradata Corp.* (Computers)	260	6,193
Terex Corp.* (Machinery—Construction & Mining)	390	22,916
Tesoro Petroleum Corp. (Oil & Gas)	260	10,153
Texas Instruments, Inc. (Semiconductors)	2,730	84,439
Textron, Inc. (Miscellaneous Manufacturing)	390	21,860
The AES Corp.* (Electric)	2,210	42,167
The Charles Schwab Corp. (Diversified Financial Services)	1,300	28,990
The E.W. Scripps Co.—Class A (Media)	130	5,294

Common Stocks, continued
	Shares	Value
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	390	$16,458
The Gap, Inc. (Retail)	910	17,399
The Goldman Sachs Group, Inc. (Diversified Financial Services)	910	182,701
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	780	19,633
The Hershey Co. (Food)	520	18,824
The Pepsi Bottling Group, Inc. (Beverages)	520	18,122
Thermo Electron Corp.* (Electronics)	650	33,469
Tiffany & Co. (Retail)	260	10,374
Titanium Metals Corp. (Mining)	260	5,652
TJX Cos., Inc. (Retail)	1,430	45,131
Torchmark Corp. (Insurance)	130	7,938
Total System Services, Inc. (Software)	650	15,015
Trane, Inc. (Building Materials)	520	23,286
Transocean, Inc.ADR* (Oil & Gas)	1,040	127,504
United Parcel Service, Inc.—Class B (Transportation)	2,080	152,173
United States Steel Corp. (Iron/Steel)	390	39,823
United Technologies Corp. (Aerospace/Defense)	2,210	162,236
UnitedHealth Group, Inc. (Healthcare—Services)	4,290	218,104
UST, Inc. (Agriculture)	520	27,019
Valero Energy Corp. (Oil & Gas)	1,820	107,726
Varian Medical Systems, Inc.* (Healthcare—Products)	390	20,276
VeriSign, Inc.* (Internet)	390	13,229
Viacom, Inc.—Class B* (Media)	910	35,272
Vulcan Materials Co. (Building Materials)	130	10,200
W.W. Grainger, Inc. (Distribution/Wholesale)	130	10,344
Wal-Mart Stores, Inc. (Retail)	4,550	231,504
Walgreen Co. (Retail)	2,210	77,593
Walt Disney Co. (Media)	2,730	81,709
Washington Post Co.—Class B (Media)	130	96,720
Waters Corp.* (Electronics)	390	22,406
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	130	3,394
Weatherford International, Ltd.ADR* (Oil & Gas Services)	650	40,176
WellPoint, Inc.* (Healthcare—Services)	910	71,162
Western Union Co. (Commercial Services)	2,470	55,328
Whole Foods Market, Inc. (Food)	260	10,254
Wrigley (WM.) Jr. Co. (Food)	780	44,795
Wyeth (Pharmaceuticals)	3,120	124,176
Xerox Corp. (Office/Business Equipment)	2,080	32,032
Xilinx, Inc. (Semiconductors)	520	11,372
XTO Energy, Inc. (Oil & Gas)	1,690	87,779
Yahoo!, Inc.* (Internet)	4,550	87,269
YUM! Brands, Inc. (Retail)	1,690	57,730
Zimmer Holdings, Inc.* (Healthcare—Products)	780	61,051

TOTAL COMMON STOCKS (Cost $18,313,622)		20,416,583

TOTAL INVESTMENT SECURITIES (Cost $18,313,622)—100.8%		20,416,583
Net other assets (liabilities)—(0.8)%		(171,670)

NET ASSETS—100.0%		$20,244,913

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.2%
Aerospace/Defense	2.8%
Agriculture	0.8%
Apparel	0.7%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.3%
Banks	0.5%
Beverages	3.6%
Biotechnology	1.9%
Building Materials	0.2%
Chemicals	0.8%
Coal	0.3%
Commercial Services	0.9%
Computers	6.0%
Cosmetics/Personal Care	3.3%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.1%
Electric	0.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.2%
Food	1.0%
Forest Products & Paper	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	6.0%
Healthcare—Services	2.2%
Holding Companies—Diversified	0.1%
Home Builders	NM

Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	2.3%
Internet	4.1%
Iron/Steel	0.5%
Leisure Time	0.2%
Lodging	0.2%
Machinery—Construction & Mining	0.8%
Machinery—Diversified	0.8%
Media	1.8%
Metal Fabricate/Hardware	0.1%
Mining	0.8%
Miscellaneous Manufacturing	2.2%
Office/Business Equipment	0.3%
Oil & Gas	17.2%
Oil & Gas Services	3.2%
Packaging & Containers	0.2%
Pharmaceuticals	4.3%
Pipelines	0.1%
REIT	0.1%
Real Estate	0.1%
Retail	6.5%
Savings & Loans	0.1%
Semiconductors	2.9%
Software	7.5%
Telecommunications	4.4%
Textiles	NM
Transportation	1.6%
Other**	(0.8)%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (99.7%)
	Shares	Value
3Com Corp.* (Telecommunications)	5,040	$20,815
99 Cents Only Stores* (Retail)	576	4,792
Activision, Inc.* (Software)	1,536	39,736
Acxiom Corp. (Software)	912	9,676
ADC Telecommunications, Inc.* (Telecommunications)	1,488	22,008
ADTRAN, Inc. (Telecommunications)	432	8,990
Advanced Medical Optics, Inc.* (Healthcare—Products)	576	12,113
Advent Software, Inc.* (Software)	144	6,503
AGCO Corp.* (Machinery—Diversified)	528	31,796
AGL Resources, Inc. (Gas)	960	36,336
Airgas, Inc. (Chemicals)	432	20,049
AirTran Holdings, Inc.* (Airlines)	672	5,799
Alaska Air Group, Inc.* (Airlines)	528	13,358
Albemarle Corp. (Chemicals)	384	13,924
Alberto-Culver Co. (Cosmetics/Personal Care)	624	16,717
Alexander & Baldwin, Inc. (Transportation)	528	24,098
Alexandria Real Estate Equities, Inc. (REIT)	384	37,720
Alliant Energy Corp. (Electric)	1,392	51,365
AMB Property Corp. (REIT)	1,248	63,149
American Financial Group, Inc. (Insurance)	912	25,290
American Greetings Corp.—Class A (Household Products/Wares)	288	5,910
AmeriCredit Corp.* (Diversified Financial Services)	1,440	19,166
Ametek, Inc. (Electrical Components & Equipment)	480	21,139
AnnTaylor Stores Corp.* (Retail)	384	9,658
Aqua America, Inc. (Water)	1,008	20,089
Aquila, Inc.* (Electric)	4,800	16,848
Arch Coal, Inc. (Coal)	1,008	44,352
Arrow Electronics, Inc.* (Electronics)	1,584	54,204
Arthur J. Gallagher & Co. (Insurance)	1,200	30,492
ArvinMeritor, Inc. (Auto Parts & Equipment)	912	12,385
Associated Banc-Corp (Banks)	1,632	45,990
Astoria Financial Corp. (Savings & Loans)	1,056	28,702
Atmel Corp.* (Semiconductors)	5,712	18,050
Avis Budget Group, Inc.* (Commercial Services)	1,344	17,942
Avnet, Inc.* (Electronics)	960	34,186
Avocent Corp.* (Internet)	336	5,578
Bank of Hawaii Corp. (Banks)	624	31,431
Barnes & Noble, Inc. (Retail)	624	21,185
BE Aerospace, Inc.* (Aerospace/Defense)	864	33,359
Beckman Coulter, Inc. (Healthcare—Products)	336	22,344
Belo Corp.—Class A (Media)	1,104	18,337
Bill Barrett Corp.* (Oil & Gas)	336	14,035
BJ’s Wholesale Club, Inc.* (Retail)	432	14,014
Black Hills Corp. (Electric)	480	18,595
Blyth, Inc. (Household Products/Wares)	288	6,276
Bob Evans Farms, Inc. (Retail)	432	12,848
Borders Group, Inc. (Retail)	768	8,648
BorgWarner, Inc. (Auto Parts & Equipment)	624	31,581
Boyd Gaming Corp. (Lodging)	720	19,246
BRE Properties, Inc.—Class A (REIT)	624	27,200
Brinker International, Inc. (Retail)	528	9,826
Broadridge Financial Solutions, Inc. (Software)	864	18,714
Cabot Corp. (Chemicals)	816	24,260
Cadence Design Systems, Inc.* (Computers)	2,352	23,873
Callaway Golf Co. (Leisure Time)	864	15,483
Camden Property Trust (REIT)	720	35,532
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	480	15,984

Common Stocks, continued
	Shares	Value
Carmax, Inc.* (Retail)	1,680	$37,464
Carpenter Technology Corp. (Iron/Steel)	240	14,794
Cathay Bancorp, Inc. (Banks)	336	8,712
CBRL Group, Inc. (Retail)	144	4,503
Cephalon, Inc.* (Pharmaceuticals)	336	22,052
Charming Shoppes, Inc.* (Retail)	1,488	9,598
Chemtura Corp. (Chemicals)	3,072	20,582
ChoicePoint, Inc.* (Commercial Services)	336	11,185
Cincinnati Bell, Inc.* (Telecommunications)	3,168	12,292
City National Corp. (Banks)	528	30,033
Coldwater Creek, Inc.* (Retail)	336	2,160
Collective Brands, Inc.* (Retail)	816	14,378
Commscope, Inc.* (Telecommunications)	480	21,288
Con-way, Inc. (Transportation)	576	28,045
Corn Products International, Inc. (Food)	960	32,448
Corrections Corp. of America* (Commercial Services)	720	19,109
Cousins Properties, Inc. (REIT)	480	12,768
Crane Co. (Miscellaneous Manufacturing)	384	15,694
CSG Systems International, Inc.* (Software)	288	3,675
Cullen/Frost Bankers, Inc. (Banks)	768	41,810
Cypress Semiconductor Corp.* (Semiconductors)	1,440	30,600
Cytec Industries, Inc. (Chemicals)	288	16,304
Deluxe Corp. (Commercial Services)	384	9,339
DENTSPLY International, Inc. (Healthcare—Products)	672	27,760
DeVry, Inc. (Commercial Services)	336	18,544
Dick’s Sporting Goods, Inc.* (Retail)	384	12,499
Diebold, Inc. (Computers)	816	21,118
DPL, Inc. (Electric)	1,440	39,974
DRS Technologies, Inc. (Aerospace/Defense)	336	18,033
Duke-Weeks Realty Corp. (REIT)	1,872	44,254
Dycom Industries, Inc.* (Engineering & Construction)	288	6,803
Edwards Lifesciences Corp.* (Healthcare—Products)	288	13,326
Energen Corp. (Gas)	336	21,134
Energy East Corp. (Electric)	2,016	50,904
Entercom Communications Corp. (Media)	336	4,136
Equitable Resources, Inc. (Pipelines)	720	40,140
Equity One, Inc. (REIT)	480	11,333
Everest Re Group, Ltd.ADR (Insurance)	816	82,979
Exterran Holdings, Inc.* (Oil & Gas Services)	528	34,447
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,584	19,404
Federal Realty Investment Trust (REIT)	720	53,136
Federal Signal Corp. (Miscellaneous Manufacturing)	624	7,232
Ferro Corp. (Chemicals)	576	10,184
Fidelity National Title Group, Inc.—Class A (Insurance)	2,736	53,872
First American Financial Corp. (Insurance)	1,152	50,170
First Community Bancorp (Banks)	336	11,938
First Niagara Financial Group, Inc. (Savings & Loans)	1,344	17,096
FirstMerit Corp. (Banks)	1,008	22,549
Flowserve Corp. (Machinery—Diversified)	384	31,534
FMC Corp. (Chemicals)	480	25,517
Foot Locker, Inc. (Retail)	1,968	26,942
Forest Oil Corp.* (Oil & Gas)	1,104	49,923

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Foundry Networks, Inc.* (Telecommunications)	1,056	$14,573
Furniture Brands International, Inc. (Home Furnishings)	624	5,959
GATX Corp. (Trucking & Leasing)	624	23,462
Gentex Corp. (Electronics)	816	12,942
Granite Construction, Inc. (Engineering & Construction)	240	9,137
Great Plains Energy, Inc. (Electric)	1,104	30,780
Hanesbrands, Inc.* (Apparel)	576	14,751
Hanover Insurance Group, Inc. (Insurance)	672	30,610
Harsco Corp. (Miscellaneous Manufacturing)	624	35,518
Harte-Hanks, Inc. (Advertising)	288	4,614
Hawaiian Electric Industries, Inc. (Electric)	1,056	23,739
HCC Insurance Holdings, Inc. (Insurance)	480	13,373
Health Care REIT, Inc. (REIT)	1,104	47,351
Health Management Associates, Inc.—Class A (Healthcare—Services)	3,072	16,558
Health Net, Inc.* (Healthcare—Services)	624	29,010
Helmerich & Payne, Inc. (Oil & Gas)	816	32,004
Herman Miller, Inc. (Office Furnishings)	240	7,627
Highwoods Properties, Inc. (REIT)	720	21,550
Hillenbrand Industries, Inc. (Healthcare—Products)	768	39,721
HNI Corp. (Office Furnishings)	336	11,310
Horace Mann Educators Corp. (Insurance)	576	10,581
Hormel Foods Corp. (Food)	480	18,595
Hospitality Properties Trust (REIT)	1,200	40,740
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	192	1,899
Hubbell, Inc.—Class B (Electrical Components & Equipment)	480	22,886
IDACORP, Inc. (Electric)	576	18,801
IDEX Corp. (Machinery—Diversified)	576	17,988
Imation Corp. (Computers)	432	11,193
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,008	8,235
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,872	33,284
Integrated Device Technology, Inc.* (Semiconductors)	2,400	17,880
International Rectifier Corp.* (Semiconductors)	912	25,381
International Speedway Corp. (Entertainment)	144	5,895
Intersil Corp.—Class A (Semiconductors)	1,680	38,690
J.B. Hunt Transport Services, Inc. (Transportation)	384	11,942
Jack Henry & Associates, Inc. (Computers)	384	9,439
Jefferies Group, Inc. (Diversified Financial Services)	720	14,558
JetBlue Airways Corp.* (Airlines)	2,304	15,921
JM Smucker Co. (Food)	720	33,646
Kansas City Southern Industries, Inc.* (Transportation)	528	18,945
KBR, Inc.* (Engineering & Construction)	1,392	43,973
Kelly Services, Inc.—Class A (Commercial Services)	288	4,959
KEMET Corp.* (Electronics)	1,056	5,502
Kennametal, Inc. (Hand/Machine Tools)	576	17,643
Kindred Healthcare, Inc.* (Healthcare—Services)	384	10,575
Lam Research Corp.* (Semiconductors)	864	33,169
Lamar Advertising Co. (Advertising)	576	24,837
Lancaster Colony Corp. (Miscellaneous Manufacturing)	288	10,040
Lear Corp.* (Auto Parts & Equipment)	960	28,186

Common Stocks, continued
	Shares	Value
Lee Enterprises, Inc. (Media)	528	$6,304
Liberty Property Trust (REIT)	1,152	36,991
Life Time Fitness, Inc.* (Leisure Time)	144	6,385
LifePoint Hospitals, Inc.* (Healthcare—Services)	288	7,776
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	240	14,796
Louisiana-Pacific Corp. (Forest Products & Paper)	1,296	19,790
Lubrizol Corp. (Chemicals)	864	45,455
M.D.C. Holdings, Inc. (Home Builders)	192	8,884
Mack-Cali Realty Corp. (REIT)	864	30,689
Manpower, Inc. (Commercial Services)	1,056	59,411
Martin Marietta Materials (Building Materials)	288	35,343
MDU Resources Group, Inc. (Electric)	2,304	59,720
Media General, Inc.—Class A (Media)	288	5,478
Mentor Graphics Corp.* (Computers)	1,152	9,504
Mercury General Corp. (Insurance)	432	20,775
Metavante Technologies, Inc.* (Software)	432	9,569
Millennium Pharmaceuticals, Inc.* (Biotechnology)	2,448	37,136
Minerals Technologies, Inc. (Chemicals)	144	7,834
Modine Manufacturing Co. (Auto Parts & Equipment)	432	6,670
Mohawk Industries, Inc.* (Textiles)	336	26,853
Moneygram International, Inc. (Software)	1,056	5,639
MPS Group, Inc.* (Commercial Services)	1,296	13,025
MSC Industrial Direct Co.—Class A (Retail)	240	9,857
National Fuel Gas Co. (Pipelines)	1,056	45,524
National Instruments Corp. (Computers)	384	10,314
Nationwide Health Properties, Inc. (REIT)	1,200	37,872
NCR Corp.* (Computers)	1,200	25,776
Netflix, Inc.* (Internet)	336	8,450
NeuStar, Inc.* (Telecommunications)	576	17,113
New York Community Bancorp (Savings & Loans)	4,128	76,574
Nordson Corp. (Machinery—Diversified)	240	11,971
Northeast Utilities System (Electric)	1,968	54,553
NSTAR (Electric)	1,344	43,586
OGE Energy Corp. (Electric)	1,152	37,705
Old Republic International Corp. (Insurance)	2,928	43,715
Olin Corp. (Chemicals)	960	19,670
Omnicare, Inc. (Pharmaceuticals)	1,536	34,007
ONEOK, Inc. (Gas)	1,344	63,168
Oshkosh Truck Corp. (Auto Manufacturers)	336	15,375
Overseas Shipholding Group, Inc. (Transportation)	144	9,392
Packaging Corp. of America (Packaging & Containers)	1,200	29,088
Palm, Inc. (Computers)	1,344	7,284
Parametric Technology Corp.* (Software)	1,056	17,371
Patterson-UTI Energy, Inc. (Oil & Gas)	864	16,917
PDL BioPharma, Inc.* (Biotechnology)	576	8,600
Pentair, Inc. (Miscellaneous Manufacturing)	1,248	39,636
PepsiAmericas, Inc. (Beverages)	432	10,644
Perrigo Co. (Pharmaceuticals)	624	19,244
PetSmart, Inc. (Retail)	576	13,173
Phillips-Van Heusen Corp. (Apparel)	480	20,227
Plains Exploration & Production Co.* (Oil & Gas)	624	30,351
PMI Group, Inc. (Insurance)	1,056	10,032
PNM Resources, Inc. (Electric)	960	18,547
Polycom, Inc.* (Telecommunications)	576	14,544
Potlatch Corp. (Forest Products & Paper)	240	10,303
Pride International, Inc.* (Oil & Gas)	2,112	66,971
Protective Life Corp. (Insurance)	912	36,243

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Puget Energy, Inc. (Electric)	1,488	$38,911
Quanta Services, Inc.* (Commercial Services)	1,584	34,721
Radian Group, Inc. (Insurance)	384	3,510
Raymond James Financial Corp. (Diversified Financial Services)	720	20,225
Rayonier, Inc. (Forest Products & Paper)	1,008	42,659
Realty Income Corp. (REIT)	1,296	31,596
Regency Centers Corp. (REIT)	864	53,076
Regis Corp. (Retail)	576	14,590
Reliance Steel & Aluminum Co. (Iron/Steel)	336	16,535
Rent-A-Center, Inc.* (Commercial Services)	864	14,774
Republic Services, Inc. (Environmental Control)	960	28,800
RF Micro Devices, Inc.* (Telecommunications)	3,696	11,938
Roper Industries, Inc. (Miscellaneous Manufacturing)	384	21,473
RPM, Inc. (Chemicals)	1,536	33,239
Ruby Tuesday, Inc. (Retail)	672	5,168
Ruddick Corp. (Food)	480	16,358
Saks, Inc.* (Retail)	1,152	20,794
SCANA Corp. (Electric)	1,488	55,487
Scholastic Corp.* (Media)	336	11,515
Semtech Corp.* (Semiconductors)	432	5,517
Sensient Technologies Corp. (Chemicals)	576	15,299
Service Corp. International (Commercial Services)	2,304	27,717
Sierra Pacific Resources (Electric)	2,976	44,551
Smithfield Foods, Inc.* (Food)	1,488	41,441
Sonoco Products Co. (Packaging & Containers)	1,248	38,513
SPX Corp. (Miscellaneous Manufacturing)	432	43,459
StanCorp Financial Group, Inc. (Insurance)	288	14,172
STERIS Corp. (Healthcare—Products)	384	9,516
Superior Energy Services, Inc.* (Oil & Gas Services)	336	13,470
SVB Financial Group* (Banks)	240	11,616
Sybase, Inc.* (Software)	624	17,609
Synopsys, Inc.* (Computers)	1,248	27,481
Synovus Financial Corp. (Banks)	4,704	62,140
TCF Financial Corp. (Banks)	1,392	29,580
Tech Data Corp.* (Distribution/Wholesale)	720	24,754
Teleflex, Inc. (Miscellaneous Manufacturing)	480	28,378
Telephone & Data Systems, Inc. (Telecommunications)	1,344	70,883
Temple-Inland, Inc. (Forest Products & Paper)	1,344	25,200
The Brink’s Co. (Miscellaneous Manufacturing)	384	23,282
The Colonial BancGroup, Inc. (Banks)	2,016	31,651
The Commerce Group, Inc. (Insurance)	528	19,087
The Macerich Co. (REIT)	912	62,353
The Ryland Group, Inc. (Home Builders)	528	17,799
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	576	22,487
Thomas & Betts Corp.* (Electronics)	288	13,032
Thor Industries, Inc. (Home Builders)	192	6,781
Tidewater, Inc. (Oil & Gas Services)	720	38,131
Timken Co. (Metal Fabricate/Hardware)	1,200	36,276
Tootsie Roll Industries, Inc. (Food)	192	4,796
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,056	29,906
TriQuint Semiconductor, Inc.* (Semiconductors)	1,824	8,646
Tupperware Corp. (Household Products/Wares)	768	28,416
UDR, Inc. (REIT)	1,728	39,450

Common Stocks, continued
	Shares	Value
United Rentals, Inc.* (Commercial Services)	960	$17,520
Unitrin, Inc. (Insurance)	672	27,653
Universal Corp. (Agriculture)	336	16,736
Universal Health Services, Inc.—Class B (Healthcare—Services)	288	13,573
URS Corp.* (Engineering & Construction)	1,008	44,251
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,152	13,041
Valspar Corp. (Chemicals)	1,296	25,959
Varian, Inc.* (Electronics)	192	10,416
Vectren Corp. (Gas)	960	26,352
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,056	21,500
Vishay Intertechnology, Inc.* (Electronics)	2,352	24,672
Wabtec Corp. (Machinery—Diversified)	336	11,555
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	576	19,112
Washington Federal, Inc. (Savings & Loans)	1,104	26,960
Webster Financial Corp. (Banks)	672	22,761
Weingarten Realty Investors (REIT)	960	32,275
WellCare Health Plans, Inc.* (Healthcare—Services)	192	9,022
Werner Enterprises, Inc. (Transportation)	576	11,733
Westamerica Bancorp (Banks)	192	9,508
Westar Energy, Inc. (Electric)	1,200	29,232
WGL Holdings, Inc. (Gas)	624	20,118
Wilmington Trust Corp. (Banks)	864	30,128
Wind River Systems, Inc.* (Software)	720	6,041
Wisconsin Energy Corp. (Electric)	1,488	67,749
Worthington Industries, Inc. (Metal Fabricate/Hardware)	816	13,374
YRC Worldwide, Inc.* (Transportation)	720	13,183
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	336	10,319

TOTAL COMMON STOCKS (Cost $5,405,807)		6,888,707

TOTAL INVESTMENT SECURITIES (Cost $5,405,807)—99.7%		6,888,707
Net other assets (liabilities)—0.3%		23,404

NET ASSETS—100.0%		$6,912,111

*	Non-income producing security
ADR	American Depositary Receipt

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.5%
Aerospace/Defense	0.8%
Agriculture	0.2%
Airlines	0.5%
Apparel	0.5%
Auto Manufacturers	0.2%
Auto Parts & Equipment	1.2%
Banks	5.6%
Beverages	0.2%
Biotechnology	0.9%
Building Materials	0.5%
Chemicals	4.1%

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Coal	0.6%
Commercial Services	3.8%
Computers	2.0%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.2%
Electric	10.0%
Electrical Components & Equipment	0.6%
Electronics	2.3%
Engineering & Construction	1.4%
Entertainment	0.1%
Environmental Control	0.4%
Food	2.2%
Forest Products & Paper	1.4%
Gas	2.4%
Hand/Machine Tools	0.5%
Healthcare—Products	1.8%
Healthcare—Services	1.2%
Home Builders	0.5%
Home Furnishings	0.1%
Household Products/Wares	0.9%
Insurance	6.8%
Internet	0.2%
Iron/Steel	0.4%
Leisure Time	0.3%
Lodging	0.3%
Machinery—Diversified	1.8%
Media	0.8%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	3.7%
Office Furnishings	0.3%
Oil & Gas	3.0%
Oil & Gas Services	1.3%
Packaging & Containers	1.0%
Pharmaceuticals	1.3%
Pipelines	1.3%
REIT	10.4%
Retail	3.5%
Savings & Loans	2.1%
Semiconductors	3.0%
Software	2.1%
Telecommunications	3.0%
Textiles	0.4%
Transportation	1.7%
Trucking & Leasing	0.3%
Water	0.3%
Other**	0.3%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (100.3%)
	Shares	Value
ACI Worldwide, Inc.* (Software)	672	$10,013
Activision, Inc.* (Software)	3,168	81,956
ADTRAN, Inc. (Telecommunications)	480	9,989
Advance Auto Parts, Inc. (Retail)	1,920	68,506
Advanced Medical Optics, Inc.* (Healthcare—Products)	288	6,057
Advent Software, Inc.* (Software)	192	8,671
Aeropostale, Inc.* (Retail)	1,248	35,156
Affymetrix, Inc.* (Biotechnology)	1,344	26,961
AGCO Corp.* (Machinery—Diversified)	864	52,030
Airgas, Inc. (Chemicals)	864	40,098
AirTran Holdings, Inc.* (Airlines)	768	6,628
Albemarle Corp. (Chemicals)	960	34,810
Alberto-Culver Co. (Cosmetics/Personal Care)	672	18,003
Alliance Data Systems Corp.* (Commercial Services)	1,440	72,821
Alliant Techsystems, Inc.* (Aerospace/Defense)	576	60,970
American Eagle Outfitters, Inc. (Retail)	4,032	92,857
American Greetings Corp.—Class A (Household Products/Wares)	576	11,820
Ametek, Inc. (Electrical Components & Equipment)	1,248	54,962
Amphenol Corp.—Class A (Electronics)	3,360	134,198
AnnTaylor Stores Corp.* (Retail)	576	14,486
Apria Healthcare Group, Inc.* (Healthcare—Services)	864	18,334
Aqua America, Inc. (Water)	960	19,133
Arch Coal, Inc. (Coal)	1,248	54,912
Avnet, Inc.* (Electronics)	1,440	51,278
Avocent Corp.* (Internet)	384	6,374
BE Aerospace, Inc.* (Aerospace/Defense)	480	18,533
Beckman Coulter, Inc. (Healthcare—Products)	672	44,688
Bill Barrett Corp.* (Oil & Gas)	192	8,020
BJ’s Wholesale Club, Inc.* (Retail)	576	18,685
BorgWarner, Inc. (Auto Parts & Equipment)	1,248	63,161
Brinker International, Inc. (Retail)	1,152	21,439
Broadridge Financial Solutions, Inc. (Software)	1,344	29,111
Brown & Brown, Inc. (Insurance)	2,112	47,541
Cadence Design Systems, Inc.* (Computers)	1,632	16,565
Career Education Corp.* (Commercial Services)	1,728	37,567
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	480	15,984
Carmax, Inc.* (Retail)	1,632	36,394
Carpenter Technology Corp. (Iron/Steel)	576	35,505
Cathay Bancorp, Inc. (Banks)	384	9,957
CBRL Group, Inc. (Retail)	288	9,006
Cephalon, Inc.* (Pharmaceuticals)	768	50,404
Cerner Corp.* (Software)	1,248	65,395
CF Industries Holdings, Inc. (Chemicals)	864	92,387
Charles River Laboratories International, Inc.* (Biotechnology)	1,248	77,501
Cheesecake Factory, Inc.* (Retail)	1,344	29,366
Chico’s FAS, Inc.* (Retail)	3,264	35,219
Chipotle Mexican Grill, Inc.—Class A* (Retail)	576	70,122
ChoicePoint, Inc.* (Commercial Services)	864	28,763
Church & Dwight, Inc. (Household Products/Wares)	1,248	66,419
Cimarex Energy Co. (Oil & Gas)	1,536	62,684
Cleveland-Cliffs, Inc. (Iron/Steel)	768	78,213
Coldwater Creek, Inc.* (Retail)	672	4,321
Commercial Metals Co. (Metal Fabricate/Hardware)	2,208	62,597
Commscope, Inc.* (Telecommunications)	480	21,288

Common Stocks, continued
	Shares	Value
Community Health Systems, Inc.* (Healthcare—Services)	1,824	$58,550
Copart, Inc.* (Retail)	1,344	54,943
Corinthian Colleges, Inc.* (Commercial Services)	1,632	13,790
Corrections Corp. of America* (Commercial Services)	1,344	35,670
Covance, Inc.* (Healthcare—Services)	1,152	95,800
Crane Co. (Miscellaneous Manufacturing)	384	15,694
Cree Research, Inc.* (Semiconductors)	1,632	48,226
CSG Systems International, Inc.* (Software)	288	3,675
Cypress Semiconductor Corp.* (Semiconductors)	864	18,360
Cytec Industries, Inc. (Chemicals)	288	16,304
Deluxe Corp. (Commercial Services)	480	11,674
Denbury Resources, Inc.* (Oil & Gas)	4,608	116,582
DENTSPLY International, Inc. (Healthcare—Products)	1,824	75,349
DeVry, Inc. (Commercial Services)	672	37,088
Dick’s Sporting Goods, Inc.* (Retail)	960	31,248
Digital River, Inc.* (Internet)	768	28,800
Dollar Tree Stores, Inc.* (Retail)	1,728	48,401
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,344	56,314
DRS Technologies, Inc. (Aerospace/Defense)	288	15,457
DST Systems, Inc.* (Computers)	960	68,640
Dun & Bradstreet Corp. (Software)	1,056	97,131
Dycom Industries, Inc.* (Engineering & Construction)	384	9,070
Eaton Vance Corp. (Diversified Financial Services)	2,304	85,870
Edwards Lifesciences Corp.* (Healthcare—Products)	672	31,093
Encore Acquisition Co.* (Oil & Gas)	1,056	34,426
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,496	65,245
Energen Corp. (Gas)	864	54,346
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,056	98,863
Equitable Resources, Inc. (Pipelines)	1,248	69,576
Exterran Holdings, Inc.* (Oil & Gas Services)	480	31,315
F5 Networks, Inc.* (Internet)	1,632	38,401
Fair Isaac Corp. (Software)	960	24,480
Fastenal Co. (Distribution/Wholesale)	2,400	96,984
Flowserve Corp. (Machinery—Diversified)	480	39,418
FMC Corp. (Chemicals)	672	35,723
FMC Technologies, Inc.* (Oil & Gas Services)	2,400	115,584
Foundry Networks, Inc.* (Telecommunications)	1,248	17,222
Frontier Oil Corp. (Oil & Gas)	2,016	71,104
Gartner Group, Inc.* (Commercial Services)	1,248	18,533
Gen-Probe, Inc.* (Healthcare—Products)	1,056	60,350
Gentex Corp. (Electronics)	1,536	24,361
Getty Images, Inc.* (Advertising)	864	21,600
Global Payments, Inc. (Software)	1,440	53,856
Graco, Inc. (Machinery—Diversified)	1,152	39,421
Granite Construction, Inc. (Engineering & Construction)	288	10,964
Grant Prideco, Inc.* (Oil & Gas Services)	2,400	119,472
GUESS?, Inc. (Apparel)	1,056	39,399
Hanesbrands, Inc.* (Apparel)	960	24,586
Hansen Natural Corp.* (Beverages)	1,152	44,421
Harris Corp. (Telecommunications)	2,592	141,756
Harsco Corp. (Miscellaneous Manufacturing)	672	38,250
Harte-Hanks, Inc. (Advertising)	480	7,690

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
HCC Insurance Holdings, Inc. (Insurance)	1,440	$40,118
Health Net, Inc.* (Healthcare—Services)	1,152	53,556
Helmerich & Payne, Inc. (Oil & Gas)	672	26,356
Henry Schein, Inc.* (Healthcare—Products)	1,728	100,449
Herman Miller, Inc. (Office Furnishings)	768	24,407
HNI Corp. (Office Furnishings)	384	12,925
Hologic, Inc.* (Healthcare—Products)	2,400	154,464
Hormel Foods Corp. (Food)	672	26,033
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	384	3,798
Hubbell, Inc.—Class B (Electrical Components & Equipment)	384	18,309
IDEX Corp. (Machinery—Diversified)	672	20,987
International Speedway Corp. (Entertainment)	384	15,721
Intuitive Surgical, Inc.* (Healthcare—Products)	672	170,688
Invitrogen Corp.* (Biotechnology)	864	74,019
ITT Educational Services, Inc.* (Commercial Services)	576	52,618
J.B. Hunt Transport Services, Inc. (Transportation)	1,056	32,842
Jack Henry & Associates, Inc. (Computers)	864	21,237
Jefferies Group, Inc. (Diversified Financial Services)	960	19,411
John Wiley & Sons, Inc. (Media)	864	34,059
Jones Lang LaSalle, Inc. (Real Estate)	672	52,282
Joy Global, Inc. (Machinery—Construction & Mining)	2,016	127,109
Kansas City Southern Industries, Inc.* (Transportation)	672	24,111
KBR, Inc.* (Engineering & Construction)	1,152	36,392
Kennametal, Inc. (Hand/Machine Tools)	576	17,643
Kinetic Concepts, Inc.* (Healthcare—Products)	1,056	52,568
Korn/Ferry International* (Commercial Services)	864	13,902
Lam Research Corp.* (Semiconductors)	1,248	47,911
Lamar Advertising Co. (Advertising)	672	28,977
Life Time Fitness, Inc.* (Leisure Time)	384	17,027
LifePoint Hospitals, Inc.* (Healthcare—Services)	672	18,144
Lincare Holdings, Inc.* (Healthcare—Services)	1,536	51,318
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	480	29,592
M.D.C. Holdings, Inc. (Home Builders)	384	17,768
Macrovision Corp.* (Entertainment)	960	16,118
Martin Marietta Materials (Building Materials)	384	47,124
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	576	28,149
McAfee, Inc.* (Internet)	2,976	100,172
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,056	21,447
Metavante Technologies, Inc.* (Software)	960	21,264
Millennium Pharmaceuticals, Inc.* (Biotechnology)	2,400	36,408
Mine Safety Appliances Co. (Environmental Control)	576	25,707
Minerals Technologies, Inc. (Chemicals)	192	10,445
Mohawk Industries, Inc.* (Textiles)	480	38,362
MSC Industrial Direct Co.—Class A (Retail)	576	23,656
National Instruments Corp. (Computers)	480	12,893
Navigant Consulting Co.* (Commercial Services)	864	10,230
NBTY, Inc.* (Pharmaceuticals)	1,056	25,576
NCR Corp.* (Computers)	1,632	35,055
Netflix, Inc.* (Internet)	480	12,072
NeuStar, Inc.* (Telecommunications)	576	17,113
Newfield Exploration Co.* (Oil & Gas)	2,496	124,500
Nordson Corp. (Machinery—Diversified)	288	14,365

Common Stocks, continued
	Shares	Value
NVR, Inc.* (Home Builders)	96	$60,624
O’Reilly Automotive, Inc.* (Retail)	2,208	64,981
Oshkosh Truck Corp. (Auto Manufacturers)	960	43,930
Overseas Shipholding Group, Inc. (Transportation)	384	25,044
Pacific Sunwear of California, Inc.* (Retail)	1,344	14,945
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	672	12,889
Parametric Technology Corp.* (Software)	672	11,054
Patterson-UTI Energy, Inc. (Oil & Gas)	1,632	31,955
PDL BioPharma, Inc.* (Biotechnology)	1,344	20,066
PepsiAmericas, Inc. (Beverages)	480	11,827
Perrigo Co. (Pharmaceuticals)	480	14,803
PetSmart, Inc. (Retail)	1,536	35,128
Pharmaceutical Product Development, Inc. (Commercial Services)	1,920	83,251
Phillips-Van Heusen Corp. (Apparel)	384	16,182
Pioneer Natural Resources Co. (Oil & Gas)	2,208	92,515
Plains Exploration & Production Co.* (Oil & Gas)	1,152	56,033
Plantronics, Inc. (Telecommunications)	960	18,336
Polycom, Inc.* (Telecommunications)	864	21,816
Potlatch Corp. (Forest Products & Paper)	384	16,485
Psychiatric Solutions, Inc.* (Healthcare—Services)	1,056	31,860
Quanta Services, Inc.* (Commercial Services)	864	18,939
Quicksilver Resources, Inc.* (Oil & Gas)	960	54,557
Radian Group, Inc. (Insurance)	960	8,774
Raymond James Financial Corp. (Diversified Financial Services)	672	18,876
Reliance Steel & Aluminum Co. (Iron/Steel)	768	37,793
Republic Services, Inc. (Environmental Control)	1,632	48,960
ResMed, Inc.* (Healthcare—Products)	1,440	67,075
Rollins, Inc. (Commercial Services)	768	13,663
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,056	59,051
Ross Stores, Inc. (Retail)	2,592	75,557
Saks, Inc.* (Retail)	960	17,328
Scientific Games Corp.—Class A* (Entertainment)	1,248	29,702
SEI Investments Co. (Software)	2,400	66,480
Semtech Corp.* (Semiconductors)	576	7,356
Sepracor, Inc.* (Pharmaceuticals)	2,112	59,643
Service Corp. International (Commercial Services)	2,016	24,252
Silicon Laboratories, Inc.* (Semiconductors)	1,056	32,989
Sotheby’s (Commercial Services)	1,248	38,775
Southwestern Energy Co.* (Oil & Gas)	3,168	177,123
SPX Corp. (Miscellaneous Manufacturing)	384	38,630
SRA International, Inc.—Class A* (Computers)	768	21,066
StanCorp Financial Group, Inc. (Insurance)	480	23,621
Steel Dynamics, Inc. (Iron/Steel)	1,824	95,122
Stericycle, Inc.* (Environmental Control)	1,632	96,712
STERIS Corp. (Healthcare—Products)	672	16,652
Strayer Education, Inc. (Commercial Services)	288	49,703
Superior Energy Services, Inc.* (Oil & Gas Services)	1,056	42,335
SVB Financial Group* (Banks)	288	13,939
Sybase, Inc.* (Software)	768	21,673
Synopsys, Inc.* (Computers)	864	19,025
Techne Corp.* (Healthcare—Products)	768	49,920
Terra Industries, Inc.* (Chemicals)	1,728	77,881
The Brink’s Co. (Miscellaneous Manufacturing)	384	23,282
The Corporate Executive Board Co. (Commercial Services)	672	38,674

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
The Timberland Co.—Class A* (Apparel)	960	$15,754
The Warnaco Group, Inc.* (Apparel)	864	31,009
Thomas & Betts Corp.* (Electronics)	480	21,720
Thor Industries, Inc. (Home Builders)	384	13,563
Toll Brothers, Inc.* (Home Builders)	2,400	55,872
Tootsie Roll Industries, Inc. (Food)	192	4,796
Universal Health Services, Inc.—Class B (Healthcare—Services)	576	27,147
Urban Outfitters, Inc.* (Retail)	2,112	61,248
Valassis Communications, Inc.* (Commercial Services)	864	8,260
ValueClick, Inc.* (Internet)	1,824	39,818
Varian, Inc.* (Electronics)	288	15,624
VCA Antech, Inc.* (Pharmaceuticals)	1,536	59,382
Ventana Medical Systems, Inc.* (Healthcare—Products)	576	51,293
Vertex Pharmaceuticals, Inc.* (Biotechnology)	960	19,546
W.R. Berkley Corp. (Insurance)	3,072	92,959
Wabtec Corp. (Machinery—Diversified)	384	13,206
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	768	25,482
WellCare Health Plans, Inc.* (Healthcare—Services)	480	22,555
Westamerica Bancorp (Banks)	288	14,262
Western Digital Corp.* (Computers)	4,128	109,186
Williams Sonoma, Inc. (Retail)	1,632	43,868
Wind River Systems, Inc.* (Software)	384	3,222
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	864	26,533

TOTAL COMMON STOCKS (Cost $7,321,220)		9,661,487

Repurchase Agreements (0.3%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $6,000 (Collateralized by $7,000 U.S. Treasury Notes, 4.50%, 2/15/09, market value $7,313)	$6,000	6,000
HSBC, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $9,001 (Collateralized by $10,000 U.S. Federal Home Loan Bank, 2.917%**, 2/13/08, market value $9,990)	9,000	9,000
UBS, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $13,001 (Collateralized by $13,000 U.S. Federal National Mortgage Association, 5.25%, 8/1/12, market value $14,154)	13,000	13,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,000)		28,000

TOTAL INVESTMENT SECURITIES (Cost $7,349,220)—100.6%		9,689,487
Net other assets (liabilities)—(0.6)%		(57,098)

NET ASSETS—100.0%		$9,632,389

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.6%
Aerospace/Defense	1.0%
Airlines	0.1%
Apparel	1.4%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.7%
Banks	0.3%
Beverages	0.6%
Biotechnology	2.7%
Building Materials	0.5%
Chemicals	3.3%
Coal	0.6%
Commercial Services	6.2%
Computers	3.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.6%
Electrical Components & Equipment	1.8%
Electronics	2.6%
Engineering & Construction	0.6%
Entertainment	0.7%
Environmental Control	1.8%
Food	0.3%
Forest Products & Paper	0.2%
Gas	0.6%
Hand/Machine Tools	0.5%
Healthcare—Products	9.1%
Healthcare—Services	3.9%
Home Builders	1.5%
Household Products/Wares	0.8%
Insurance	2.2%
Internet	2.3%
Iron/Steel	2.6%
Leisure Time	0.2%
Machinery—Construction & Mining	1.3%
Machinery—Diversified	2.0%
Media	0.4%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	2.9%
Office Furnishings	0.4%
Oil & Gas	8.9%
Oil & Gas Services	3.1%
Pharmaceuticals	3.2%
Pipelines	0.7%
Real Estate	0.5%
Retail	9.5%
Semiconductors	1.6%
Software	5.1%
Telecommunications	2.6%
Textiles	0.4%
Transportation	0.8%
Water	0.2%
Other***	(0.3)%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (100.4%)
	Shares	Value
4Kids Entertainment, Inc.* (Media)	880	$11,660
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,100	23,298
Aaron Rents, Inc. (Commercial Services)	1,320	25,238
ABM Industries, Inc. (Commercial Services)	2,860	59,259
Acadia Realty Trust (REIT)	2,090	52,354
Actel Corp.* (Semiconductors)	1,650	19,652
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,750	125,152
Adaptec, Inc.* (Telecommunications)	7,810	24,367
Administaff, Inc. (Commercial Services)	1,540	46,215
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,310	24,971
Agilysys, Inc. (Computers)	1,760	26,787
Alabama National BanCorp (Banks)	660	51,645
Albany International Corp.—Class A (Machinery—Diversified)	1,100	38,511
ALLETE, Inc. (Electric)	1,650	63,508
Alliance One International, Inc.* (Agriculture)	5,720	21,564
Allscripts Healthcare Solutions, Inc.* (Software)	1,980	29,363
Alpharma, Inc.—Class A* (Pharmaceuticals)	2,860	58,687
AMCOL International Corp. (Mining)	550	13,486
American States Water Co. (Water)	1,100	37,928
AMERIGROUP Corp.* (Healthcare—Services)	2,310	86,671
Analogic Corp. (Electronics)	550	32,483
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,100	27,500
Angelica Corp. (Textiles)	660	11,418
Anixter International, Inc.* (Telecommunications)	1,210	84,773
Apogee Enterprises, Inc. (Building Materials)	1,870	32,632
Applied Industrial Technologies, Inc. (Machinery—Diversified)	2,420	73,060
Applied Signal Technology, Inc. (Telecommunications)	770	10,287
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,090	78,835
Arch Chemicals, Inc. (Chemicals)	1,650	55,555
Arctic Cat, Inc. (Leisure Time)	770	7,123
Arkansas Best Corp. (Transportation)	1,650	50,803
ArQule, Inc.* (Biotechnology)	1,430	6,936
Arris Group, Inc.* (Telecommunications)	8,910	78,319
ArthroCare Corp.* (Healthcare—Products)	770	30,823
Astec Industries, Inc.* (Machinery—Construction & Mining)	770	23,770
ATMI, Inc.* (Semiconductors)	1,320	34,716
Atmos Energy Corp. (Gas)	5,830	167,438
Atwood Oceanics, Inc.* (Oil & Gas)	880	73,119
Audiovox Corp.—Class A* (Telecommunications)	1,210	12,415
Avid Technology, Inc.* (Software)	990	25,661
Avista Corp. (Electric)	3,410	68,711
Axcelis Technologies, Inc.* (Semiconductors)	6,600	26,334
Baldor Electric Co. (Hand/Machine Tools)	1,980	59,954
Bank Mutual Corp. (Banks)	3,410	41,909
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	2,750	15,538
BankUnited Financial Corp.—Class A (Savings & Loans)	1,980	11,741
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,970	79,150
Bassett Furniture Industries, Inc. (Home Furnishings)	770	10,033
Bel Fuse, Inc.—Class B (Electronics)	330	8,936
Belden, Inc. (Electrical Components & Equipment)	2,970	125,631
Bell Microproducts, Inc.* (Distribution/Wholesale)	1,980	10,415

Common Stocks, continued
	Shares	Value
Benchmark Electronics, Inc.* (Electronics)	4,620	$82,005
Big 5 Sporting Goods Corp. (Retail)	1,430	17,031
Biolase Technology, Inc.* (Healthcare—Products)	660	2,231
BioMed Realty Trust, Inc. (REIT)	4,290	99,013
Black Box Corp. (Telecommunications)	1,100	36,586
Blue Coat Systems, Inc.* (Internet)	1,430	38,424
Blue Nile, Inc.* (Internet)	440	24,310
Boston Private Financial Holdings, Inc. (Banks)	1,210	27,624
Bowne & Co., Inc. (Commercial Services)	1,100	13,530
Brady Corp.—Class A (Electronics)	1,540	46,770
Briggs & Stratton Corp. (Machinery—Diversified)	3,190	66,511
Bristow Group, Inc.* (Transportation)	660	33,231
Brookline Bancorp, Inc. (Savings & Loans)	3,850	40,233
Brooks Automation, Inc.* (Semiconductors)	4,620	56,780
Brown Shoe Co., Inc. (Retail)	2,860	49,192
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,530	33,270
Buffalo Wild Wings, Inc.* (Retail)	550	13,844
Building Materials Holding Corp. (Distribution/Wholesale)	1,870	12,735
C&D Technologies, Inc.* (Electrical Components & Equipment)	1,650	9,768
Cabela’s, Inc.* (Retail)	2,530	37,318
Cabot Microelectronics Corp.* (Chemicals)	660	22,823
California Pizza Kitchen, Inc.* (Retail)	660	8,864
Cambrex Corp. (Biotechnology)	1,870	17,765
Captaris, Inc.* (Software)	1,760	5,931
Caraustar Industries, Inc.* (Forest Products & Paper)	1,870	5,573
Cascade Bancorp (Banks)	660	8,514
Cascade Corp. (Machinery—Diversified)	330	17,035
Casey’s General Stores, Inc. (Retail)	1,760	45,760
Cash America International, Inc. (Retail)	880	28,609
Catapult Communications Corp.* (Computers)	220	1,417
CDI Corp. (Commercial Services)	880	17,116
Centene Corp.* (Healthcare—Services)	1,650	39,501
Central Garden & Pet Co.—Class A* (Household Products/Wares)	4,620	22,961
Central Pacific Financial Corp. (Banks)	1,980	37,620
Central Vermont Public Service Corp. (Electric)	660	19,226
Century Aluminum Co.* (Mining)	1,210	62,908
CH Energy Group, Inc. (Electric)	880	33,959
Champion Enterprises, Inc.* (Home Builders)	5,060	49,436
Charlotte Russe Holding, Inc.* (Retail)	660	11,900
Checkpoint Systems, Inc.* (Electronics)	1,650	39,204
Chemed Corp. (Commercial Services)	660	33,812
Chesapeake Corp. (Packaging & Containers)	1,320	5,861
Ciber, Inc.* (Computers)	3,520	16,966
CKE Restaurants, Inc. (Retail)	3,520	46,182
Clarcor, Inc. (Miscellaneous Manufacturing)	1,540	57,765
Cleco Corp. (Electric)	3,850	99,522
Coachmen Industries, Inc. (Home Builders)	990	5,148
Cognex Corp. (Machinery—Diversified)	2,860	43,758
Cohu, Inc. (Semiconductors)	1,540	23,023
Colonial Properties Trust (REIT)	3,080	75,891
Columbia Banking System, Inc. (Banks)	1,210	31,109
Community Bank System, Inc. (Banks)	1,980	43,204
CONMED Corp.* (Healthcare—Products)	1,210	29,403
Consolidated Graphics, Inc.* (Commercial Services)	440	22,136

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Corus Bankshares, Inc. (Banks)	2,090	$26,585
CPI Corp. (Commercial Services)	330	6,699
Cross Country Healthcare, Inc.* (Commercial Services)	2,090	26,397
CryoLife, Inc.* (Biotechnology)	1,210	8,410
CTS Corp. (Electronics)	2,310	24,486
Cubic Corp. (Electronics)	440	11,818
Cyberonics, Inc.* (Healthcare—Products)	770	9,240
CyberSource Corp.* (Internet)	2,090	35,008
Cymer, Inc.* (Electronics)	1,210	32,682
Datascope Corp. (Healthcare—Products)	880	28,530
Delphi Financial Group, Inc.—Class A (Insurance)	880	27,614
DiamondRock Hospitality Co. (REIT)	6,160	81,004
Digi International, Inc.* (Software)	880	10,305
Dime Community Bancshares, Inc. (Savings & Loans)	1,650	24,800
Ditech Networks, Inc.* (Telecommunications)	1,650	5,148
Downey Financial Corp. (Savings & Loans)	1,210	41,745
DSP Group, Inc.* (Semiconductors)	1,100	12,595
East West Bancorp, Inc. (Banks)	1,540	37,052
EastGroup Properties, Inc. (REIT)	1,540	63,741
El Paso Electric Co.* (Electric)	1,870	43,814
Electro Scientific Industries, Inc.* (Electronics)	1,760	28,934
EMCOR Group, Inc.* (Engineering & Construction)	4,180	91,667
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	660	19,800
Entertainment Properties Trust (REIT)	1,870	92,565
Enzo Biochem, Inc.* (Biotechnology)	1,320	12,329
Essex Property Trust, Inc. (REIT)	1,650	170,956
Esterline Technologies Corp.* (Aerospace/Defense)	1,100	51,249
Ethan Allen Interiors, Inc. (Home Furnishings)	1,980	61,281
Exar Corp.* (Semiconductors)	3,190	26,190
Extra Space Storage, Inc. (REIT)	3,190	48,297
FEI Co.* (Electronics)	2,310	52,345
Financial Federal Corp. (Diversified Financial Services)	1,650	39,666
First BanCorp (Banks)	4,950	47,322
First Commonwealth Financial Corp. (Banks)	4,180	48,488
First Financial Bancorp (Banks)	1,980	23,047
First Midwest Bancorp, Inc. (Banks)	3,190	99,528
FirstFed Financial Corp.* (Savings & Loans)	880	36,916
Flagstar Bancorp, Inc. (Savings & Loans)	2,420	19,965
Fleetwood Enterprises, Inc.* (Home Builders)	4,180	19,562
Flowers Foods, Inc. (Food)	1,430	34,320
Forestar Real Estate Group, Inc.* (Real Estate)	1,210	27,636
Franklin Bank Corp. Houston* (Savings & Loans)	1,650	9,702
Fred’s, Inc. (Retail)	2,640	24,895
Frontier Airlines Holdings, Inc.* (Airlines)	2,420	7,260
Frontier Financial Corp. (Banks)	2,750	55,990
Fuller (H.B.) Co. (Chemicals)	3,850	79,926
G & K Services, Inc. (Textiles)	1,320	52,760
Gardner Denver, Inc.* (Machinery—Diversified)	1,320	42,821
GenCorp, Inc.* (Aerospace/Defense)	2,640	30,994
General Communication, Inc.—Class A* (Telecommunications)	1,100	7,931
Genesco, Inc.* (Retail)	550	18,348
Gentiva Health Services, Inc.* (Healthcare—Services)	1,760	32,525

Common Stocks, continued
	Shares	Value
Georgia Gulf Corp. (Chemicals)	2,200	$17,160
Gerber Scientific, Inc.* (Machinery—Diversified)	1,540	13,583
Gevity HR, Inc. (Commercial Services)	1,540	10,811
Gibraltar Industries, Inc. (Iron/Steel)	1,980	26,136
Glacier Bancorp, Inc. (Banks)	1,870	34,801
Greatbatch, Inc.* (Electrical Components & Equipment)	660	14,903
Griffon Corp.* (Miscellaneous Manufacturing)	1,760	19,184
Group 1 Automotive, Inc. (Retail)	1,430	37,809
Guaranty Financial Group, Inc.* (Savings & Loans)	2,750	38,225
Gulf Island Fabrication, Inc. (Oil & Gas Services)	330	8,257
Hancock Holding Co. (Banks)	990	41,085
Hanmi Financial Corp. (Banks)	2,530	21,758
Harmonic, Inc.* (Telecommunications)	6,050	66,066
Haverty Furniture Cos., Inc. (Retail)	1,430	14,629
Healthcare Services Group, Inc. (Commercial Services)	1,320	32,023
Heidrick & Struggles International, Inc. (Commercial Services)	1,100	30,228
Hilb, Rogal, and Hobbs Co. (Insurance)	880	31,838
HMS Holdings Corp.* (Commercial Services)	550	17,380
Hooper Holmes, Inc.* (Commercial Services)	4,400	6,336
Hot Topic, Inc.* (Retail)	1,210	6,716
Hub Group, Inc.—Class A* (Transportation)	1,320	38,452
Hutchinson Technology, Inc.* (Computers)	770	12,143
Iconix Brand Group, Inc.* (Apparel)	2,640	54,886
IHOP Corp. (Retail)	550	29,282
Independent Bank Corp. (Banks)	1,320	18,374
Informatica Corp.* (Software)	3,410	65,847
Inland Real Estate Corp. (REIT)	3,740	50,041
Insight Enterprises, Inc.* (Retail)	3,190	55,091
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,760	22,352
Interface, Inc.—Class A (Office Furnishings)	2,420	38,623
Invacare Corp. (Healthcare—Products)	2,090	50,871
Investment Technology Group, Inc.* (Diversified Financial Services)	1,100	51,667
ION Geophysical Corp.* (Oil & Gas Services)	3,520	43,648
Irwin Financial Corp. (Banks)	1,210	13,903
Itron, Inc.* (Electronics)	770	63,448
J & J Snack Foods Corp. (Food)	440	11,004
Jack in the Box, Inc.* (Retail)	1,430	41,799
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	880	20,733
JDA Software Group, Inc.* (Software)	1,100	19,569
Jo-Ann Stores, Inc.* (Retail)	1,650	20,906
Kaman Corp. (Aerospace/Defense)	1,650	48,741
Kaydon Corp. (Metal Fabricate/Hardware)	990	43,253
Keithley Instruments, Inc. (Electronics)	880	9,196
Kellwood Co. (Apparel)	1,650	32,967
Kilroy Realty Corp. (REIT)	2,090	102,473
Kirby Corp.* (Transportation)	1,430	65,751
Kite Realty Group Trust (REIT)	1,870	24,609
Kopin Corp.* (Semiconductors)	2,860	9,638
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,410	18,380
La-Z-Boy, Inc. (Home Furnishings)	3,300	25,146
LaBranche & Co., Inc.* (Diversified Financial Services)	3,520	20,099
Laclede Group, Inc. (Gas)	1,430	48,019
Lance, Inc. (Food)	1,980	36,293
LandAmerica Financial Group, Inc. (Insurance)	990	51,638

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Landry’s Restaurants, Inc. (Retail)	770	$15,793
Lawson Products, Inc. (Metal Fabricate/Hardware)	220	6,992
Lennox International, Inc. (Building Materials)	4,180	155,329
Lexington Corporate Properties Trust (REIT)	4,180	62,491
Libbey, Inc. (Housewares)	990	15,325
Lindsay Manufacturing Co. (Machinery—Diversified)	330	20,137
Lithia Motors, Inc.—Class A (Retail)	990	15,137
Littelfuse, Inc.* (Electrical Components & Equipment)	770	23,400
Live Nation, Inc.* (Commercial Services)	4,730	51,557
Longs Drug Stores Corp. (Retail)	2,090	96,161
LTC Properties, Inc. (REIT)	1,320	34,386
Lufkin Industries, Inc. (Oil & Gas Services)	440	23,263
Lydall, Inc.* (Miscellaneous Manufacturing)	1,100	9,988
M/I Schottenstein Homes, Inc. (Home Builders)	770	11,488
MagneTek, Inc.* (Electrical Components & Equipment)	1,320	5,003
Maidenform Brands, Inc.* (Apparel)	1,210	15,004
Manhattan Associates, Inc.* (Computers)	660	16,361
ManTech International Corp.—Class A* (Software)	550	22,495
Marcus Corp. (Lodging)	1,430	25,325
MarineMax, Inc.* (Retail)	1,210	18,719
Massey Energy Co. (Coal)	5,170	192,221
Material Sciences Corp.* (Iron/Steel)	770	4,990
Matria Healthcare, Inc.* (Healthcare—Services)	1,430	41,270
Matrix Service Co.* (Oil & Gas Services)	990	17,840
MAXIMUS, Inc. (Commercial Services)	660	23,285
MedCath Corp.* (Healthcare—Services)	880	21,894
Medical Properties Trust, Inc. (REIT)	3,300	41,712
Mentor Corp. (Healthcare—Products)	990	34,274
Mercury Computer Systems, Inc.* (Computers)	880	7,304
Meridian Bioscience, Inc. (Healthcare—Products)	990	31,096
Mesa Air Group, Inc.* (Airlines)	1,870	6,564
Methode Electronics, Inc. (Electronics)	2,420	29,330
Micrel, Inc. (Semiconductors)	3,520	21,472
Microsemi Corp.* (Semiconductors)	2,640	59,981
Mid-America Apartment Communities, Inc. (REIT)	1,650	75,586
Midas, Inc.* (Commercial Services)	660	11,616
MKS Instruments, Inc.* (Semiconductors)	3,190	59,334
Mobile Mini, Inc.* (Storage/Warehousing)	990	15,048
Monaco Coach Corp. (Home Builders)	1,980	20,137
Moog, Inc.—Class A* (Aerospace/Defense)	1,320	60,773
Movado Group, Inc. (Retail)	770	18,649
MTS Systems Corp. (Computers)	550	18,486
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,420	67,760
Multimedia Games, Inc.* (Leisure Time)	770	5,952
Myers Industries, Inc. (Miscellaneous Manufacturing)	880	10,340
Napster, Inc.* (Software)	2,200	3,982
Nash Finch Co. (Food)	880	31,398
NATCO Group, Inc.—Class A* (Oil & Gas Services)	550	25,179
National Presto Industries, Inc. (Housewares)	330	18,497
National Retail Properties, Inc. (REIT)	4,620	104,966
NCI Building Systems, Inc.* (Building Materials)	1,320	37,963
Neenah Paper, Inc. (Forest Products & Paper)	990	26,829
Network Equipment Technologies, Inc.* (Telecommunications)	1,210	9,002

Common Stocks, continued
	Shares	Value
New Jersey Resources Corp. (Gas)	1,760	$82,526
Newport Corp.* (Electronics)	2,420	25,410
Northwest Natural Gas Co. (Gas)	1,760	83,318
Novatel Wireless, Inc.* (Telecommunications)	2,090	33,440
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	770	10,341
O’Charley’s, Inc. (Retail)	1,430	19,834
Odyssey Healthcare, Inc.* (Healthcare—Services)	1,210	10,660
Old Dominion Freight Line, Inc.* (Transportation)	770	22,446
OM Group, Inc.* (Chemicals)	1,980	113,612
Omnicell, Inc.* (Software)	1,320	33,106
Omnova Solutions, Inc.* (Chemicals)	2,750	12,595
On Assignment, Inc.* (Commercial Services)	2,310	12,844
Osteotech, Inc.* (Healthcare—Products)	1,100	6,468
Owens & Minor, Inc. (Distribution/Wholesale)	2,640	109,085
Oxford Industries, Inc. (Apparel)	990	22,542
PAREXEL International Corp.* (Commercial Services)	1,100	59,851
Park Electrochemical Corp. (Electronics)	1,320	31,258
Parkway Properties, Inc. (REIT)	990	35,561
Patriot Coal Corp.* (Coal)	660	26,235
PC-Tel, Inc.* (Internet)	1,430	8,966
Peet’s Coffee & Tea, Inc.* (Beverages)	440	9,654
Penford Corp. (Chemicals)	770	17,225
Perficient, Inc.* (Internet)	990	13,751
Performance Food Group Co.* (Food)	2,310	73,065
Pericom Semiconductor Corp.* (Semiconductors)	1,100	14,916
Phase Forward, Inc.* (Software)	1,760	30,360
Phoenix Technologies, Ltd.* (Software)	1,100	16,720
Photon Dynamics, Inc.* (Electronics)	1,100	9,812
Photronics, Inc.* (Semiconductors)	2,750	33,523
Piedmont Natural Gas Co., Inc. (Gas)	4,840	121,339
Pinnacle Entertainment, Inc.* (Entertainment)	3,850	70,262
Pioneer Drilling Co.* (Oil & Gas)	1,540	16,031
Piper Jaffray* (Diversified Financial Services)	1,100	52,118
Planar Systems, Inc.* (Electronics)	770	4,358
Plexus Corp.* (Electronics)	1,980	44,728
PolyOne Corp.* (Chemicals)	6,050	37,268
Presidential Life Corp. (Insurance)	1,430	26,226
ProAssurance Corp.* (Insurance)	770	44,429
Progress Software Corp.* (Software)	1,100	32,472
Prosperity Bancshares, Inc. (Banks)	1,320	37,950
Provident Bankshares Corp. (Banks)	2,090	43,326
PS Business Parks, Inc. (REIT)	990	49,747
PSS World Medical, Inc.* (Healthcare—Products)	1,430	24,725
Quaker Chemical Corp. (Chemicals)	660	13,200
Quiksilver, Inc.* (Apparel)	2,420	23,063
Radiant Systems, Inc.* (Computers)	1,100	13,376
Radio One, Inc.—Class D* (Media)	2,420	3,872
RadiSys Corp.* (Computers)	880	11,959
Ralcorp Holdings, Inc.* (Food)	550	29,926
RC2 Corp.* (Toys/Games/Hobbies)	440	8,263
Red Robin Gourmet Burgers, Inc.* (Retail)	440	15,347
Regal-Beloit Corp. (Hand/Machine Tools)	2,090	79,253
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,200	44,616
RehabCare Group, Inc.* (Healthcare—Services)	1,100	23,089
Res-Care, Inc.* (Healthcare—Services)	1,650	36,911
Rewards Network, Inc.* (Commercial Services)	770	3,788
RLI Corp. (Insurance)	550	31,020
Robbins & Myers, Inc. (Machinery—Diversified)	770	51,036

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,200	$62,898
Rogers Corp.* (Electronics)	550	17,166
RTI International Metals, Inc.* (Mining)	770	42,542
Rudolph Technologies, Inc.* (Semiconductors)	1,870	19,168
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,100	15,873
Ruth’s Chris Steak House, Inc.* (Retail)	660	5,465
Safety Insurance Group, Inc. (Insurance)	1,100	42,922
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,320	9,174
Sanderson Farms, Inc. (Food)	440	14,788
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,540	29,799
School Specialty, Inc.* (Retail)	1,100	35,706
Schulman (A.), Inc. (Chemicals)	1,760	35,886
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	990	23,602
SCPIE Holdings, Inc.* (Insurance)	550	14,399
SEACOR SMIT, Inc.* (Oil & Gas Services)	660	58,212
Selective Insurance Group, Inc. (Insurance)	3,410	81,533
Senior Housing Properties Trust (REIT)	5,720	128,071
Shaw Group, Inc.* (Engineering & Construction)	2,860	161,590
SI International, Inc.* (Computers)	330	9,019
Signature Bank* (Banks)	880	29,489
Skechers U.S.A., Inc.—Class A* (Apparel)	1,320	26,426
Skyline Corp. (Home Builders)	440	12,817
SkyWest, Inc. (Airlines)	1,650	42,933
Skyworks Solutions, Inc.* (Semiconductors)	7,480	60,214
Smith Corp. (Miscellaneous Manufacturing)	1,430	50,050
Sonic Automotive, Inc. (Retail)	1,980	39,699
South Financial Group, Inc. (Banks)	4,730	81,734
South Jersey Industries, Inc. (Gas)	1,870	65,506
Southern Union Co. (Gas)	7,810	212,276
Southwest Gas Corp. (Gas)	2,750	78,512
Sovran Self Storage, Inc. (REIT)	1,430	56,657
Spartan Motors, Inc. (Auto Parts & Equipment)	1,320	11,840
Spartan Stores, Inc. (Food)	1,430	25,139
Spectrum Brands, Inc.* (Household Products/Wares)	2,640	12,382
Spherion Corp.* (Commercial Services)	3,630	24,248
Standard Microsystems Corp.* (Semiconductors)	880	26,330
Standard Motor Products, Inc. (Auto Parts & Equipment)	770	6,360
Standex International Corp. (Miscellaneous Manufacturing)	770	14,006
StarTek, Inc.* (Commercial Services)	770	6,661
Stein Mart, Inc. (Retail)	1,650	10,544
Sterling Bancorp (Banks)	1,210	17,315
Sterling Bancshares, Inc. (Banks)	4,730	47,442
Sterling Financial Corp. (Savings & Loans)	3,300	58,707
Stewart Information Services Corp. (Insurance)	1,210	41,418
Stone Energy Corp.* (Oil & Gas)	1,100	45,100
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	990	8,880
Superior Industries International, Inc. (Auto Parts & Equipment)	1,540	28,059
Supertex, Inc.* (Semiconductors)	440	8,677
Susquehanna Bancshares, Inc. (Banks)	5,500	116,710
Swift Energy Co.* (Oil & Gas)	660	28,479
SWS Group, Inc. (Diversified Financial Services)	1,430	21,951
Sykes Enterprises, Inc.* (Computers)	1,320	20,843

Common Stocks, continued
	Shares	Value
Symmetricom, Inc.* (Telecommunications)	2,970	$12,979
Symmetry Medical, Inc.* (Healthcare—Products)	770	14,014
Synaptics, Inc.* (Computers)	770	20,405
SYNNEX Corp.* (Software)	1,100	23,430
Take-Two Interactive Software, Inc.* (Software)	2,200	36,168
Tanger Factory Outlet Centers, Inc. (REIT)	1,980	74,389
Technitrol, Inc. (Electronics)	2,640	59,822
Tetra Tech, Inc.* (Environmental Control)	2,310	45,484
TETRA Technologies, Inc.* (Oil & Gas Services)	1,540	24,101
Texas Industries, Inc. (Building Materials)	1,100	62,337
Texas Roadhouse, Inc.—Class A* (Retail)	1,430	17,260
The Andersons, Inc. (Agriculture)	660	30,063
The Cato Corp.—Class A (Retail)	1,980	32,413
The Children’s Place Retail Stores, Inc.* (Retail)	440	8,158
The Finish Line, Inc.—Class A (Retail)	2,750	6,160
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,540	46,000
The Hain Celestial Group, Inc.* (Food)	1,320	35,640
The Knot, Inc.* (Internet)	770	11,273
The Men’s Wearhouse, Inc. (Retail)	1,540	39,255
The Nautilus Group, Inc. (Leisure Time)	2,090	9,719
The Navigators Group, Inc.* (Insurance)	440	25,401
The Pep Boys-Manny, Moe & Jack (Retail)	2,640	28,855
The Standard Register Co. (Household Products/Wares)	770	7,484
The Steak n Shake Co.* (Retail)	1,870	16,344
Theragenics Corp.* (Pharmaceuticals)	2,200	8,514
THQ, Inc.* (Software)	1,980	35,660
Tollgrade Communications, Inc.* (Telecommunications)	880	5,342
Tower Group, Inc. (Insurance)	660	19,285
Tredegar Corp. (Miscellaneous Manufacturing)	1,540	21,344
TreeHouse Foods, Inc.* (Food)	1,980	41,323
Triad Guaranty, Inc.* (Insurance)	770	5,382
Triarc Cos., Inc. (Retail)	4,070	37,851
Triumph Group, Inc. (Aerospace/Defense)	660	35,640
Tronox, Inc.-Class B (Chemicals)	2,640	19,325
TrueBlue, Inc.* (Commercial Services)	1,320	18,836
TrustCo Bank Corp. NY (Banks)	4,840	49,852
TTM Technologies, Inc.* (Electronics)	1,430	14,543
Tuesday Morning Corp. (Retail)	1,980	11,959
Tween Brands, Inc.* (Retail)	770	24,663
UGI Corp. (Gas)	6,930	184,477
UIL Holdings Corp. (Electric)	1,650	56,347
Ultratech Stepper, Inc.* (Semiconductors)	1,540	14,630
UMB Financial Corp. (Banks)	1,760	74,149
Umpqua Holdings Corp. (Banks)	3,850	63,140
UniFirst Corp. (Textiles)	880	35,939
Unisource Energy Corp. (Electric)	2,310	67,868
United Bankshares, Inc. (Banks)	2,530	81,365
United Community Banks, Inc. (Banks)	2,640	50,978
United Fire & Casualty Co. (Insurance)	1,430	47,733
United Stationers, Inc.* (Distribution/Wholesale)	1,650	91,179
Universal Electronics, Inc.* (Home Furnishings)	440	10,476
Universal Forest Products, Inc. (Building Materials)	1,210	43,802
Valmont Industries, Inc. (Metal Fabricate/Hardware)	550	46,035
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,860	92,121
Veeco Instruments, Inc.* (Semiconductors)	2,090	29,594
Viad Corp. (Commercial Services)	1,320	35,310

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Vicor Corp. (Electrical Components & Equipment)	880	$10,833
ViroPharma, Inc.* (Pharmaceuticals)	2,310	20,467
Vital Signs, Inc. (Healthcare—Products)	220	10,670
Volt Information Sciences, Inc.* (Commercial Services)	880	16,430
W-H Energy Services, Inc.* (Oil & Gas Services)	660	32,109
Wabash National Corp. (Auto Manufacturers)	1,980	18,196
Watsco, Inc. (Distribution/Wholesale)	1,650	60,852
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	990	48,658
Watts Water Technologies, Inc.—Class A (Electronics)	2,090	62,052
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,300	29,535
WD-40 Co. (Household Products/Wares)	550	18,568
Whitney Holding Corp. (Banks)	4,400	118,096
Winnebago Industries, Inc. (Home Builders)	660	13,900
Wintrust Financial Corp. (Banks)	770	29,291
Wolverine World Wide, Inc. (Apparel)	1,320	33,409
Woodward Governor Co. (Electronics)	990	62,152
World Fuel Services Corp. (Retail)	770	20,374
X-Rite, Inc.* (Electronics)	1,870	18,270
Zale Corp.* (Retail)	2,860	46,904
Zep, Inc. (Chemicals)	660	10,903

TOTAL COMMON STOCKS (Cost $15,068,568)		16,367,908

Repurchase Agreements (0.4%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $14,001 (Collateralized by $15,000 U.S. Treasury Notes, 4.50%, 2/15/09, market value $15,671)	$14,000	14,000
HSBC, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $21,002 (Collateralized by $20,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $21,775)	21,000	21,000
UBS, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $26,002 (Collateralized by $25,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $27,219)	26,000	26,000

TOTAL REPURCHASE AGREEMENTS (Cost $61,000)		61,000

TOTAL INVESTMENT SECURITIES (Cost $15,129,568)—100.8%		16,428,908
Net other assets (liabilities)—(0.8)%		(123,604)

NET ASSETS—100.0%		$16,305,304

*	Non-income producing security

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Aerospace/Defense	1.4%
Agriculture	0.3%

Airlines	0.3%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.3%
Banks	9.5%
Beverages	0.1%
Biotechnology	0.8%
Building Materials	2.0%
Chemicals	2.6%
Coal	1.4%
Commercial Services	4.0%
Computers	1.1%
Distribution/Wholesale	1.9%
Diversified Financial Services	1.0%
Electric	2.7%
Electrical Components & Equipment	1.3%
Electronics	5.2%
Engineering & Construction	1.7%
Entertainment	0.4%
Environmental Control	0.3%
Food	2.3%
Forest Products & Paper	1.1%
Gas	6.3%
Hand/Machine Tools	0.9%
Healthcare—Products	1.7%
Healthcare—Services	1.6%
Home Builders	0.8%
Home Furnishings	0.8%
Household Products/Wares	0.4%
Housewares	0.2%
Insurance	3.2%
Internet	0.8%
Iron/Steel	0.2%
Leisure Time	0.1%
Lodging	0.2%
Machinery—Construction & Mining	0.1%
Machinery—Diversified	2.2%
Media	0.1%
Metal Fabricate/Hardware	1.1%
Mining	0.8%
Miscellaneous Manufacturing	3.2%
Office Furnishings	0.2%
Oil & Gas	1.0%
Oil & Gas Services	1.5%
Packaging & Containers	NM
Pharmaceuticals	0.8%
REIT	9.3%
Real Estate	0.2%
Retail	6.5%
Savings & Loans	2.0%
Semiconductors	4.3%
Software	2.3%
Storage/Warehousing	0.1%
Telecommunications	2.3%
Textiles	0.6%
Toys/Games/Hobbies	0.2%
Transportation	1.2%
Water	0.2%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (99.6%)
	Shares	Value
A.S.V., Inc.* (Auto Manufacturers)	728	$13,024
AAR Corp.* (Aerospace/Defense)	1,365	40,213
Aaron Rents, Inc. (Commercial Services)	1,274	24,359
Alabama National BanCorp (Banks)	182	14,241
Albany International Corp.—Class A (Machinery—Diversified)	364	12,744
Allscripts Healthcare Solutions, Inc.* (Software)	910	13,495
AMCOL International Corp. (Mining)	546	13,388
Amedisys, Inc.* (Healthcare—Services)	1,001	42,673
American Medical Systems Holdings, Inc.* (Healthcare—Products)	2,639	37,711
AMERIGROUP Corp.* (Healthcare—Services)	637	23,900
AMIS Holdings, Inc.* (Semiconductors)	2,366	17,295
AMN Healthcare Services, Inc.* (Commercial Services)	1,092	17,057
AmSurg Corp.* (Healthcare—Services)	1,183	30,474
Analogic Corp. (Electronics)	182	10,749
Anixter International, Inc.* (Telecommunications)	455	31,877
Ansoft Corp.* (Computers)	546	11,597
ANSYS, Inc.* (Software)	2,912	101,658
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,365	51,488
Arbitron, Inc. (Commercial Services)	1,001	40,010
ArQule, Inc.* (Biotechnology)	455	2,207
ArthroCare Corp.* (Healthcare—Products)	546	21,856
Astec Industries, Inc.* (Machinery—Construction & Mining)	273	8,428
ATMI, Inc.* (Semiconductors)	455	11,966
Atwood Oceanics, Inc.* (Oil & Gas)	455	37,806
Avid Technology, Inc.* (Software)	728	18,870
Baldor Electric Co. (Hand/Machine Tools)	546	16,533
Bankrate, Inc.* (Commercial Services)	455	24,675
Basic Energy Services, Inc.* (Oil & Gas Services)	819	14,652
Bel Fuse, Inc.—Class B (Electronics)	182	4,929
Biolase Technology, Inc.* (Healthcare—Products)	546	1,845
Blackbaud, Inc. (Software)	1,638	45,323
Blue Coat Systems, Inc.* (Internet)	637	17,116
Blue Nile, Inc.* (Internet)	273	15,083
Boston Beer Co., Inc.—Class A* (Beverages)	364	12,937
Boston Private Financial Holdings, Inc. (Banks)	728	16,620
Bowne & Co., Inc. (Commercial Services)	364	4,477
Bradley Pharmaceuticals, Inc.* (Pharmaceuticals)	455	9,050
Brady Corp.—Class A (Electronics)	1,092	33,164
Bright Horizons Family Solutions, Inc.* (Commercial Services)	1,001	42,613
Brightpoint, Inc.* (Distribution/Wholesale)	1,911	24,308
Bristow Group, Inc.* (Transportation)	455	22,909
Brush Engineered Materials, Inc.* (Mining)	728	20,835
Buffalo Wild Wings, Inc.* (Retail)	182	4,581
Cabot Microelectronics Corp.* (Chemicals)	546	18,881
Cabot Oil & Gas Corp. (Oil & Gas)	3,549	137,311
CACI International, Inc.—Class A* (Computers)	1,092	47,600
California Pizza Kitchen, Inc.* (Retail)	637	8,555
CARBO Ceramics, Inc. (Oil & Gas Services)	728	25,007
Cascade Bancorp (Banks)	637	8,217
Cascade Corp. (Machinery—Diversified)	182	9,395
Casey’s General Stores, Inc. (Retail)	819	21,294
Cash America International, Inc. (Retail)	546	17,750
Catapult Communications Corp.* (Computers)	182	1,172
CEC Entertainment, Inc.* (Retail)	1,092	25,476
Centene Corp.* (Healthcare—Services)	637	15,250

Common Stocks, continued
	Shares	Value
Century Aluminum Co.* (Mining)	364	$18,924
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,001	48,198
Charlotte Russe Holding, Inc.* (Retail)	546	9,844
Chattem, Inc.* (Cosmetics/Personal Care)	728	55,852
Checkpoint Systems, Inc.* (Electronics)	546	12,973
Chemed Corp. (Commercial Services)	546	27,972
Christopher & Banks Corp. (Retail)	1,274	16,269
Clarcor, Inc. (Miscellaneous Manufacturing)	1,001	37,548
Coinstar, Inc.* (Commercial Services)	1,001	30,781
Comtech Telecommunications Corp.* (Telecommunications)	910	40,768
Concur Technologies, Inc.* (Software)	1,547	54,238
CONMED Corp.* (Healthcare—Products)	364	8,845
Consolidated Graphics, Inc.* (Commercial Services)	182	9,156
Cooper Cos., Inc. (Healthcare—Products)	1,638	64,504
Crocs, Inc.* (Apparel)	3,003	104,474
CryoLife, Inc.* (Biotechnology)	273	1,897
Cubic Corp. (Electronics)	364	9,777
Curtiss-Wright Corp. (Aerospace/Defense)	1,638	68,305
Cyberonics, Inc.* (Healthcare—Products)	364	4,368
CyberSource Corp.* (Internet)	1,365	22,864
Cymer, Inc.* (Electronics)	455	12,290
Daktronics, Inc. (Electronics)	1,274	26,104
DealerTrack Holdings, Inc.* (Internet)	1,092	29,440
Deckers Outdoor Corp.* (Apparel)	455	55,164
Delphi Financial Group, Inc.—Class A (Insurance)	1,092	34,267
Deltic Timber Corp. (Forest Products & Paper)	364	19,423
Digi International, Inc.* (Software)	455	5,328
Diodes, Inc.* (Semiconductors)	1,183	27,386
Dionex Corp.* (Electronics)	728	51,033
Dress Barn, Inc.* (Retail)	1,638	19,967
Drew Industries, Inc.* (Building Materials)	637	17,256
Drill-Quip, Inc.* (Oil & Gas Services)	1,001	48,589
DSP Group, Inc.* (Semiconductors)	546	6,252
East West Bancorp, Inc. (Banks)	1,456	35,031
El Paso Electric Co.* (Electric)	637	14,925
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	455	13,650
Enzo Biochem, Inc.* (Biotechnology)	364	3,400
Epicor Software Corp.* (Software)	2,184	24,133
EPIQ Systems, Inc.* (Software)	1,001	14,765
Esterline Technologies Corp.* (Aerospace/Defense)	455	21,198
Extra Space Storage, Inc. (REIT)	1,001	15,155
FactSet Research Systems, Inc. (Computers)	1,547	86,524
FARO Technologies, Inc.* (Electronics)	637	15,212
First Cash Financial Services, Inc.* (Retail)	1,092	10,931
FLIR Systems, Inc.* (Electronics)	5,005	151,551
Flowers Foods, Inc. (Food)	2,002	48,048
Forestar Real Estate Group, Inc.* (Real Estate)	637	14,549
Forward Air Corp. (Transportation)	1,092	33,852
Fossil, Inc.* (Household Products/Wares)	1,729	58,751
Fremont General Corp.* (Banks)	2,548	8,408
Gardner Denver, Inc.* (Machinery—Diversified)	1,183	38,377
GenCorp, Inc.* (Aerospace/Defense)	546	6,410
General Communication, Inc.—Class A* (Telecommunications)	1,092	7,873
Genesco, Inc.* (Retail)	546	18,215

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Glacier Bancorp, Inc. (Banks)	910	$16,935
Greatbatch, Inc.* (Electrical Components & Equipment)	455	10,274
Gulf Island Fabrication, Inc. (Oil & Gas Services)	182	4,554
Haemonetics Corp.* (Healthcare—Products)	910	54,454
Hancock Holding Co. (Banks)	364	15,106
Headwaters, Inc.* (Energy—Alternate Sources)	1,547	17,435
Healthcare Services Group, Inc. (Commercial Services)	819	19,869
HealthExtras, Inc.* (Pharmaceuticals)	1,365	37,742
Healthways, Inc.* (Healthcare—Services)	1,274	71,726
Heartland Express, Inc. (Transportation)	2,093	34,011
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,367	124,478
Hibbett Sports, Inc.* (Retail)	1,183	21,992
Hilb, Rogal, and Hobbs Co. (Insurance)	910	32,924
HMS Holdings Corp.* (Commercial Services)	455	14,378
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	819	31,679
Hot Topic, Inc.* (Retail)	910	5,051
Hub Group, Inc.—Class A* (Transportation)	637	18,556
Hutchinson Technology, Inc.* (Computers)	546	8,610
Iconix Brand Group, Inc.* (Apparel)	546	11,351
ICU Medical, Inc.* (Healthcare—Products)	455	12,917
IDEXX Laboratories, Inc.* (Healthcare—Products)	2,275	128,242
IHOP Corp. (Retail)	182	9,690
Immucor, Inc.* (Healthcare—Products)	2,548	73,484
Infinity Property & Casualty Corp. (Insurance)	637	25,397
Informatica Corp.* (Software)	1,274	24,601
Infospace, Inc. (Internet)	1,183	11,250
Integra LifeSciences Holdings* (Biotechnology)	637	26,499
Interface, Inc.—Class A (Office Furnishings)	637	10,167
Intevac, Inc.* (Machinery—Diversified)	819	8,919
inVentiv Health, Inc.* (Advertising)	1,183	38,909
Investment Technology Group, Inc.* (Diversified Financial Services)	1,001	47,017
ION Geophysical Corp.* (Oil & Gas Services)	1,092	13,541
Itron, Inc.* (Electronics)	637	52,489
J & J Snack Foods Corp. (Food)	273	6,828
j2 Global Communications, Inc.* (Internet)	1,820	39,876
Jack in the Box, Inc.* (Retail)	1,456	42,559
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	546	12,864
JDA Software Group, Inc.* (Software)	364	6,476
Jos. A. Bank Clothiers, Inc.* (Retail)	637	17,352
K-Swiss, Inc.—Class A (Apparel)	1,001	18,178
Kaydon Corp. (Metal Fabricate/Hardware)	455	19,879
Kendle International, Inc.* (Commercial Services)	455	19,287
Kensey Nash Corp.* (Healthcare—Products)	455	12,353
Kirby Corp.* (Transportation)	1,183	54,394
Knight Transportation, Inc. (Transportation)	2,093	35,916
Kopin Corp.* (Semiconductors)	910	3,067
Landstar System, Inc. (Transportation)	2,002	100,160
LCA-Vision, Inc. (Healthcare—Products)	728	12,019
LHC Group, Inc.* (Healthcare—Services)	546	12,591
LifeCell Corp.* (Biotechnology)	1,092	43,145
Lindsay Manufacturing Co. (Machinery—Diversified)	273	16,658
Littelfuse, Inc.* (Electrical Components & Equipment)	364	11,062
LKQ Corp.* (Distribution/Wholesale)	4,186	74,888
LoJack Corp.* (Electronics)	728	8,984
Lufkin Industries, Inc. (Oil & Gas Services)	273	14,434

Common Stocks, continued
	Shares	Value
MagneTek, Inc.* (Electrical Components & Equipment)	364	$1,380
Manhattan Associates, Inc.* (Computers)	546	13,535
Mannatech, Inc. (Pharmaceuticals)	546	3,342
ManTech International Corp.—Class A* (Software)	455	18,609
Martek Biosciences Corp.* (Biotechnology)	1,183	33,715
Matrix Service Co.* (Oil & Gas Services)	455	8,199
MAXIMUS, Inc. (Commercial Services)	273	9,631
Mentor Corp. (Healthcare—Products)	637	22,053
Mercury Computer Systems, Inc.* (Computers)	364	3,021
Meridian Bioscience, Inc. (Healthcare—Products)	910	28,583
Merit Medical Systems, Inc.* (Healthcare—Products)	1,001	16,096
Meritage Homes Corp.* (Home Builders)	1,001	16,066
Micros Systems, Inc.* (Computers)	1,547	95,264
Microsemi Corp.* (Semiconductors)	1,365	31,013
Midas, Inc.* (Commercial Services)	182	3,203
Mobile Mini, Inc.* (Storage/Warehousing)	728	11,066
Molina Healthcare, Inc.* (Healthcare—Services)	546	18,624
Monarch Casino & Resort, Inc.* (Lodging)	546	11,668
Moog, Inc.—Class A* (Aerospace/Defense)	819	37,707
Movado Group, Inc. (Retail)	273	6,612
MTS Systems Corp. (Computers)	364	12,234
Multimedia Games, Inc.* (Leisure Time)	455	3,517
Myers Industries, Inc. (Miscellaneous Manufacturing)	546	6,416
Napster, Inc.* (Software)	455	824
Nara Bancorp, Inc. (Banks)	819	9,959
NATCO Group, Inc.—Class A* (Oil & Gas Services)	364	16,664
NETGEAR, Inc.* (Telecommunications)	1,274	33,965
Network Equipment Technologies, Inc.* (Telecommunications)	273	2,031
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	455	6,111
Oceaneering International, Inc.* (Oil & Gas Services)	2,002	115,275
Odyssey Healthcare, Inc.* (Healthcare—Services)	546	4,810
Old Dominion Freight Line, Inc.* (Transportation)	637	18,569
Omnicell, Inc.* (Software)	546	13,694
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,638	44,423
P.F. Chang’s China Bistro, Inc.* (Retail)	1,001	28,468
Palomar Medical Technologies, Inc.* (Healthcare—Products)	637	9,186
Panera Bread Co.—Class A* (Retail)	1,183	44,694
Papa John’s International, Inc.* (Retail)	728	18,411
PAREXEL International Corp.* (Commercial Services)	364	19,805
Patriot Coal Corp.* (Coal)	637	25,321
Pediatrix Medical Group, Inc.* (Healthcare—Services)	1,820	123,924
Peet’s Coffee & Tea, Inc.* (Beverages)	182	3,993
Penn Virginia Corp. (Oil & Gas)	1,365	58,163
Perficient, Inc.* (Internet)	546	7,584
Pericom Semiconductor Corp.* (Semiconductors)	364	4,936
PetMed Express, Inc.* (Pharmaceuticals)	910	11,239
Petroleum Development* (Oil & Gas)	546	31,395
Pharmanet Development Group, Inc.* (Commercial Services)	728	29,673

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
PharMerica Corp.* (Pharmaceuticals)	1,092	$16,205
Phase Forward, Inc.* (Software)	546	9,419
Philadelphia Consolidated Holding Corp.* (Insurance)	2,184	78,187
Phoenix Technologies, Ltd.* (Software)	364	5,533
Pioneer Drilling Co.* (Oil & Gas)	1,001	10,420
Planar Systems, Inc.* (Electronics)	273	1,545
Plexus Corp.* (Electronics)	637	14,390
Polaris Industries, Inc. (Leisure Time)	1,274	55,343
Pool Corp. (Distribution/Wholesale)	1,729	42,603
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	546	19,853
Possis Medical, Inc.* (Healthcare—Products)	637	8,905
Pre-Paid Legal Services, Inc.* (Commercial Services)	364	20,220
PrivateBancorp, Inc. (Banks)	728	26,790
ProAssurance Corp.* (Insurance)	819	47,256
Progress Software Corp.* (Software)	910	26,863
Prosperity Bancshares, Inc. (Banks)	637	18,314
PSS World Medical, Inc.* (Healthcare—Products)	1,547	26,748
Quality Systems, Inc. (Software)	637	19,358
Quanex Corp. (Metal Fabricate/Hardware)	1,365	71,540
Quiksilver, Inc.* (Apparel)	3,185	30,353
Radiant Systems, Inc.* (Computers)	364	4,426
Radio One, Inc.—Class D* (Media)	1,638	2,621
RadiSys Corp.* (Computers)	364	4,947
Ralcorp Holdings, Inc.* (Food)	637	34,659
RC2 Corp.* (Toys/Games/Hobbies)	455	8,545
Red Robin Gourmet Burgers, Inc.* (Retail)	364	12,696
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,183	23,991
Respironics, Inc.* (Healthcare—Products)	2,730	178,842
Rewards Network, Inc.* (Commercial Services)	546	2,686
RLI Corp. (Insurance)	364	20,530
Robbins & Myers, Inc. (Machinery—Diversified)	182	12,063
Rogers Corp.* (Electronics)	364	11,360
RTI International Metals, Inc.* (Mining)	364	20,111
Ruth’s Chris Steak House, Inc.* (Retail)	364	3,014
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,001	6,957
Sanderson Farms, Inc. (Food)	364	12,234
Savient Pharmaceuticals, Inc.* (Biotechnology)	728	14,087
ScanSource, Inc.* (Distribution/Wholesale)	910	28,811
Sciele Pharma, Inc.* (Pharmaceuticals)	1,274	30,474
SEACOR SMIT, Inc.* (Oil & Gas Services)	455	40,131
Secure Computing Corp.* (Internet)	2,093	18,732
Select Comfort Corp.* (Retail)	1,729	13,590
Shaw Group, Inc.* (Engineering & Construction)	1,365	77,122
Shuffle Master, Inc.* (Entertainment)	1,274	12,154
SI International, Inc.* (Computers)	364	9,948
Sierra Health Services, Inc.* (Healthcare—Services)	2,093	89,957
Signature Bank* (Banks)	546	18,296
Simpson Manufacturing Co., Inc. (Building Materials)	1,365	37,606
Skechers U.S.A., Inc.—Class A* (Apparel)	455	9,109
SkyWest, Inc. (Airlines)	1,365	35,517
Skyworks Solutions, Inc.* (Semiconductors)	1,729	13,918
Smith Micro Software, Inc.* (Software)	1,092	8,223
Sonic Corp.* (Retail)	2,275	50,459
Sonic Solutions* (Electronics)	1,001	8,969

Common Stocks, continued
	Shares	Value
Spartan Motors, Inc. (Auto Parts & Equipment)	455	$4,081
SPSS, Inc.* (Software)	728	24,060
St. Mary Land & Exploration Co. (Oil & Gas)	2,275	80,148
Stage Stores, Inc. (Retail)	1,547	18,518
Stamps.com, Inc.* (Internet)	637	6,727
Standard Microsystems Corp.* (Semiconductors)	364	10,891
Standard Pacific Corp. (Home Builders)	2,366	9,014
Stone Energy Corp.* (Oil & Gas)	455	18,655
Stratasys, Inc.* (Computers)	819	18,100
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	273	2,449
Sunrise Assisted Living, Inc.* (Healthcare—Services)	1,638	47,027
Superior Well Services, Inc.* (Oil & Gas Services)	546	10,642
Supertex, Inc.* (Semiconductors)	273	5,384
SurModics, Inc.* (Healthcare—Products)	546	23,838
Swift Energy Co.* (Oil & Gas)	728	31,413
Sykes Enterprises, Inc.* (Computers)	455	7,184
Symmetry Medical, Inc.* (Healthcare—Products)	819	14,906
Synaptics, Inc.* (Computers)	546	14,469
Take-Two Interactive Software, Inc.* (Software)	1,456	23,937
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,274	65,777
Tetra Tech, Inc.* (Environmental Control)	819	16,126
TETRA Technologies, Inc.* (Oil & Gas Services)	1,820	28,483
Texas Industries, Inc. (Building Materials)	364	20,628
Texas Roadhouse, Inc.—Class A* (Retail)	1,183	14,279
The Andersons, Inc. (Agriculture)	273	12,435
The Children’s Place Retail Stores, Inc.* (Retail)	637	11,810
The Gymboree Corp.* (Apparel)	1,092	41,736
The Hain Celestial Group, Inc.* (Food)	728	19,656
The Knot, Inc.* (Internet)	546	7,993
The Men’s Wearhouse, Inc. (Retail)	1,092	27,835
The Navigators Group, Inc.* (Insurance)	273	15,760
THQ, Inc.* (Software)	1,274	22,945
Toro Co. (Housewares)	1,456	71,839
Tower Group, Inc. (Insurance)	364	10,636
Tractor Supply Co.* (Retail)	1,274	49,100
TradeStation Group, Inc.* (Diversified Financial Services)	1,092	11,903
Trimble Navigation, Ltd.* (Electronics)	4,459	117,941
Triumph Group, Inc. (Aerospace/Defense)	273	14,742
TrueBlue, Inc.* (Commercial Services)	819	11,687
TTM Technologies, Inc.* (Electronics)	728	7,404
Tween Brands, Inc.* (Retail)	455	14,574
Tyler Technologies, Inc.* (Computers)	1,274	17,046
UCBH Holdings, Inc. (Banks)	3,822	53,967
UMB Financial Corp. (Banks)	364	15,335
Unit Corp.* (Oil & Gas)	1,729	86,657
United Natural Foods, Inc.* (Food)	1,547	37,097
United Online, Inc. (Internet)	2,457	27,445
Universal Electronics, Inc.* (Home Furnishings)	273	6,500
Universal Technical Institute, Inc.* (Commercial Services)	910	13,541
USANA Health Sciences, Inc.* (Pharmaceuticals)	273	11,835
Valmont Industries, Inc. (Metal Fabricate/Hardware)	273	22,850
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,183	38,104
ViaSat, Inc.* (Telecommunications)	1,001	20,791
Vicor Corp. (Electrical Components & Equipment)	182	2,240

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
ViroPharma, Inc.* (Pharmaceuticals)	1,274	$11,288
Vital Signs, Inc. (Healthcare—Products)	182	8,827
Volcom, Inc.* (Apparel)	546	11,018
W-H Energy Services, Inc.* (Oil & Gas Services)	819	39,844
Waste Connections, Inc.* (Environmental Control)	2,548	74,300
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,001	49,199
WD-40 Co. (Household Products/Wares)	273	9,216
Websense, Inc.* (Internet)	1,638	33,579
Wilshire Bancorp, Inc. (Banks)	637	5,020
Winnebago Industries, Inc. (Home Builders)	728	15,332
Wintrust Financial Corp. (Banks)	364	13,847
WMS Industries, Inc.* (Leisure Time)	1,547	57,858
Wolverine World Wide, Inc. (Apparel)	1,183	29,942
Woodward Governor Co. (Electronics)	455	28,565
World Acceptance Corp.* (Diversified Financial Services)	637	19,072
World Fuel Services Corp. (Retail)	637	16,855
Wright Express Corp.* (Commercial Services)	1,456	43,593
Zenith National Insurance Corp. (Insurance)	1,365	54,354
Zep, Inc. (Chemicals)	364	6,013
Zumiez, Inc.* (Retail)	637	12,250

TOTAL COMMON STOCKS (Cost $6,173,341)		8,976,288

TOTAL INVESTMENT SECURITIES (Cost $6,173,341)—99.6%		8,976,288
Net other assets (liabilities)—0.4%		35,651

NET ASSETS—100.0%		$9,011,939

*	Non-income producing security

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.4%
Aerospace/Defense	2.8%
Agriculture	0.1%
Airlines	0.4%
Apparel	3.4%
Auto Manufacturers	0.1%
Auto Parts & Equipment	NM
Banks	3.3%
Beverages	0.1%
Biotechnology	1.7%
Building Materials	0.8%
Chemicals	0.3%

Coal	0.3%
Commercial Services	5.2%
Computers	4.0%
Cosmetics/Personal Care	0.6%
Distribution/Wholesale	1.9%
Diversified Financial Services	1.5%
Electric	0.2%
Electrical Components & Equipment	0.2%
Electronics	6.5%
Energy—Alternate Sources	0.2%
Engineering & Construction	0.9%
Entertainment	0.1%
Environmental Control	1.0%
Food	1.7%
Forest Products & Paper	0.2%
Hand/Machine Tools	0.2%
Healthcare—Products	8.3%
Healthcare—Services	5.4%
Home Builders	0.5%
Home Furnishings	0.1%
Household Products/Wares	0.8%
Housewares	0.8%
Insurance	3.6%
Internet	2.7%
Leisure Time	1.2%
Lodging	0.1%
Machinery—Construction & Mining	0.1%
Machinery—Diversified	1.0%
Media	NM
Metal Fabricate/Hardware	1.3%
Mining	0.7%
Miscellaneous Manufacturing	1.8%
Office Furnishings	0.1%
Oil & Gas	5.3%
Oil & Gas Services	6.1%
Pharmaceuticals	1.5%
REIT	0.2%
Real Estate	0.2%
Retail	6.6%
Semiconductors	1.9%
Software	5.7%
Storage/Warehousing	0.1%
Telecommunications	1.6%
Toys/Games/Hobbies	0.2%
Transportation	3.6%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Europe 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks† (99.5%)
	Shares	Value
ABB, Ltd. (Engineering & Construction)	8,008	$200,200
Alcatel SA (Telecommunications)	10,640	67,351
Alcon, Inc. (Healthcare—Products)	1,176	166,992
ArcelorMittal (Iron/Steel)	3,584	237,942
ASML Holding NV* (Semiconductors)	4,464	118,698
AstraZeneca PLC (Pharmaceuticals)	3,808	159,365
Barclays PLC (Banks)	3,864	145,789
BP Amoco PLC (Oil & Gas)	5,488	349,860
Credit Suisse Group (Diversified Financial Services)	2,856	162,135
DaimlerChrysler AG (Auto Manufacturers)	2,520	197,140
Diageo PLC (Beverages)	2,072	167,231
Elan Corp. PLC* (Pharmaceuticals)	7,672	194,945
GlaxoSmithKline PLC (Pharmaceuticals)	5,320	252,062
HSBC Holdings PLC (Banks)	3,920	294,706
Millicom International Cellular SA* (Telecommunications)	1,400	148,316
Nokia OYJ (Telecommunications)	9,016	333,141
Novartis AG (Pharmaceuticals)	5,152	260,743
Rio Tinto PLC (Mining)	672	273,470
Royal Dutch Shell PLC—Class A (Oil & Gas)	5,488	391,898
Ryanair Holdings PLC* (Airlines)	2,856	95,448
Sanofi-Aventis (Pharmaceuticals)	5,600	228,984
SAP AG (Software)	3,808	182,022
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	1,792	96,499
Siemens AG (Miscellaneous Manufacturing)	1,960	254,408
Telefonaktiebolaget LM Ericsson (Telecommunications)	4,816	109,419
Tenaris SA (Iron/Steel)	3,080	123,169
Total Fina SA (Oil & Gas)	4,312	313,827
UBS AG (Diversified Financial Services)	4,200	173,418
Vodafone Group PLC (Telecommunications)	10,136	352,733

TOTAL COMMON STOCKS (Cost $3,599,533)		6,051,911

Repurchase Agreements (3.2%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $47,004 (Collateralized by $50,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $49,895)	$47,000	47,000
HSBC, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $67,005 (Collateralized by $70,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $69,927)	67,000	67,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $79,006 (Collateralized by $75,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $81,656)	$79,000	$79,000

TOTAL REPURCHASE AGREEMENTS (Cost $193,000)		193,000

TOTAL INVESTMENT SECURITIES (Cost $3,792,533)—102.7%		6,244,911
Net other assets (liabilities)—(2.7)%		(165,586)

NET ASSETS—100.0%		$6,079,325

†	As of January 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Airlines	1.6%
Auto Manufacturers	3.2%
Banks	7.2%
Beverages	2.7%
Diversified Financial Services	5.6%
Engineering & Construction	3.3%
Healthcare—Products	2.7%
Iron/Steel	5.9%
Mining	4.5%
Miscellaneous Manufacturing	4.2%
Oil & Gas	17.4%
Pharmaceuticals	19.6%
Semiconductors	2.0%
Software	3.0%
Telecommunications	16.6%
Other***	0.5%

Europe 30 ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of January 31, 2008:

Finland	5.5%
France	10.0%
Germany	10.4%
Ireland	4.8%
Luxembourg	8.4%
Netherlands	2.0%
Sweden	1.8%
Switzerland	15.8%
United Kingdom	40.8%
United States***	0.5%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2008

Common Stocks (80.3%)
	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Pharmaceuticals)	0.6%	10,830	$609,729
Altria Group, Inc. (Agriculture)	1.1%	14,782	1,120,771
American Express Co. (Diversified Financial Services)	0.4%	8,208	404,819
American International Group, Inc. (Insurance)	0.9%	17,822	983,062
Apple Computer, Inc.* (Computers)	0.8%	6,118	828,132
AT&T, Inc. (Telecommunications)	1.6%	42,598	1,639,597
Bank of America Corp. (Banks)	1.3%	31,160	1,381,946
Boeing Co. (Aerospace/Defense)	0.4%	5,434	452,000
ChevronTexaco Corp. (Oil & Gas)	1.2%	14,820	1,252,290
Cisco Systems, Inc.* (Telecommunications)	1.0%	42,598	1,043,651
Citigroup, Inc. (Diversified Financial Services)	0.9%	35,074	989,788
Coca-Cola Co. (Beverages)	0.8%	13,946	825,185
ConocoPhillips (Oil & Gas)	0.9%	11,210	900,387
CVS Corp. (Retail)	0.4%	10,374	405,312
Exxon Mobil Corp. (Oil & Gas)	3.2%	38,380	3,316,032
General Electric Co. (Miscellaneous Manufacturing)	2.4%	70,984	2,513,543
Google, Inc.—Class A* (Internet)	0.9%	1,596	900,623
Hewlett-Packard Co. (Computers)	0.8%	18,088	791,350
Intel Corp. (Semiconductors)	0.8%	41,078	870,854
International Business Machines Corp. (Computers)	1.0%	9,652	1,036,046
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.1%	23,598	1,122,085
Johnson & Johnson (Healthcare—Products)	1.2%	20,102	1,271,653
McDonald’s Corp. (Retail)	0.4%	8,284	443,608
Merck & Co., Inc. (Pharmaceuticals)	0.7%	15,276	706,973
Microsoft Corp. (Software)	1.8%	56,506	1,842,096
Monsanto Co. (Agriculture)	0.4%	3,838	431,545
Oracle Corp.* (Software)	0.5%	27,702	569,276
PepsiCo, Inc. (Beverages)	0.7%	11,286	769,592
Pfizer, Inc. (Pharmaceuticals)	1.1%	47,956	1,121,691
Procter & Gamble Co. (Cosmetics/Personal Care)	1.4%	21,812	1,438,501
Qualcomm, Inc. (Telecommunications)	0.5%	11,476	486,812
Schlumberger, Ltd.ADR (Oil & Gas Services)	0.6%	8,398	633,713
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.5%	2,774	556,936
Time Warner, Inc. (Media)	0.4%	25,384	399,544
U.S. Bancorp (Banks)	0.4%	12,122	411,542
United Parcel Service, Inc.—Class B (Transportation)	0.5%	7,372	539,336
United Technologies Corp. (Aerospace/Defense)	0.5%	6,916	507,704

Common Stocks, continued

	Percentage of Net Assets	Shares	Value
UnitedHealth Group, Inc. (Healthcare—Services)	0.4%	9,044	$459,797
Verizon Communications, Inc. (Telecommunications)	0.8%	20,292	788,141
Wachovia Corp. (Banks)	0.5%	13,870	539,959
Wal-Mart Stores, Inc. (Retail)	0.8%	16,568	842,980
Walt Disney Co. (Media)	0.4%	13,376	400,344
Wells Fargo & Co. (Banks)	0.8%	23,712	806,445
Other Common Stocks	42.5%	1,219,241	45,034,186

TOTAL COMMON STOCKS (Cost $46,895,640)			84,389,576

Repurchase Agreements (14.9%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $3,849,297 (Collateralized by $3,945,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $3,936,676)	$3,849,000	3,849,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $5,498,425 (Collateralized by $5,540,000 of various U.S. Government Agency Obligations, 2.423%**-5.50%, 2/13/08-3/15/11, market value $5,612,619)	5,498,000	5,498,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $6,347,490 (Collateralized by $6,470,000 of various Federal National Mortgage Association Securities, 2.423%**-6.00%, 5/15/08-8/1/12, market value $6,475,706)	6,347,000	6,347,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,694,000)		15,694,000

TOTAL INVESTMENT SECURITIES (Cost $62,589,640)—95.2%		100,083,576
Net other assets (liabilities)—4.8%		5,060,056

NET ASSETS—100.0%		$105,143,632

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2008

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2008 (Underlying face amount at value $126,431,000)	368	$(11,611,872)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring March 2008 (Underlying face amount at value $76,614,438)	1,115	2,257,596
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/08	$75,379,554	$1,344,515
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/08	737,666	13,142

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	4.8%
Beverages	1.7%
Biotechnology	0.6%
Building Materials	0.3%
Chemicals	1.0%
Coal	0.2%
Commercial Services	0.6%
Computers	3.6%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.5%
Electric	2.7%
Electrical Components & Equipment	0.3%

Electronics	0.3%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare—Products	2.7%
Healthcare—Services	1.3%
Holding Companies—Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.4%
Internet	1.7%
Investment Companies	NM
Iron/Steel	0.2%
Leisure Time	0.2%
Lodging	0.2%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	0.5%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.6%
Miscellaneous Manufacturing	4.1%
Office/Business Equipment	0.2%
Oil & Gas	8.4%
Oil & Gas Services	1.3%
Packaging & Containers	NM
Pharmaceuticals	4.6%
Pipelines	0.4%
REIT	1.0%
Real Estate	NM
Retail	4.3%
Savings & Loans	0.2%
Semiconductors	1.8%
Software	3.1%
Telecommunications	4.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other***	19.7%

***	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (79.0%)
	Shares	Value
3Com Corp.* (Telecommunications)	14,750	$60,918
99 Cents Only Stores* (Retail)	1,475	12,272
ACI Worldwide, Inc.* (Software)	1,180	17,582
Activision, Inc.* (Software)	10,620	274,739
Acxiom Corp. (Software)	2,655	28,170
ADC Telecommunications, Inc.* (Telecommunications)	4,130	61,083
ADTRAN, Inc. (Telecommunications)	2,065	42,973
Advance Auto Parts, Inc. (Retail)	3,540	126,307
Advanced Medical Optics, Inc.* (Healthcare—Products)	2,065	43,427
Advent Software, Inc.* (Software)	590	26,644
Aeropostale, Inc.* (Retail)	2,360	66,481
Affymetrix, Inc.* (Biotechnology)	2,360	47,342
AGCO Corp.* (Machinery—Diversified)	3,245	195,414
AGL Resources, Inc. (Gas)	2,655	100,492
Airgas, Inc. (Chemicals)	2,950	136,909
AirTran Holdings, Inc.* (Airlines)	3,245	28,004
Alaska Air Group, Inc.* (Airlines)	1,475	37,318
Albemarle Corp. (Chemicals)	2,950	106,967
Alberto-Culver Co. (Cosmetics/Personal Care)	2,950	79,031
Alexander & Baldwin, Inc. (Transportation)	1,475	67,319
Alexandria Real Estate Equities, Inc. (REIT)	1,180	115,911
Alliance Data Systems Corp.* (Commercial Services)	2,655	134,263
Alliant Energy Corp. (Electric)	3,835	141,511
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,180	124,903
AMB Property Corp. (REIT)	3,540	179,124
American Eagle Outfitters, Inc. (Retail)	7,965	183,434
American Financial Group, Inc. (Insurance)	2,655	73,623
American Greetings Corp.—Class A (Household Products/Wares)	2,065	42,374
AmeriCredit Corp.* (Diversified Financial Services)	4,130	54,970
Ametek, Inc. (Electrical Components & Equipment)	3,835	168,893
Amphenol Corp.—Class A (Electronics)	6,490	259,211
AnnTaylor Stores Corp.* (Retail)	2,065	51,935
Apria Healthcare Group, Inc.* (Healthcare—Services)	1,475	31,300
Aqua America, Inc. (Water)	4,720	94,070
Aquila, Inc.* (Electric)	13,865	48,666
Arch Coal, Inc. (Coal)	5,310	233,640
Arrow Electronics, Inc.* (Electronics)	4,425	151,423
Arthur J. Gallagher & Co. (Insurance)	3,245	82,455
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,655	36,055
Associated Banc-Corp (Banks)	4,720	133,010
Astoria Financial Corp. (Savings & Loans)	2,950	80,181
Atmel Corp.* (Semiconductors)	16,520	52,203
Avis Budget Group, Inc.* (Commercial Services)	3,835	51,197
Avnet, Inc.* (Electronics)	5,310	189,089
Avocent Corp.* (Internet)	1,770	29,382
Bank of Hawaii Corp. (Banks)	1,770	89,155
Barnes & Noble, Inc. (Retail)	1,770	60,092
BE Aerospace, Inc.* (Aerospace/Defense)	3,245	125,289
Beckman Coulter, Inc. (Healthcare—Products)	2,065	137,322
Belo Corp.—Class A (Media)	3,245	53,899
Bill Barrett Corp.* (Oil & Gas)	1,180	49,289
BJ’s Wholesale Club, Inc.* (Retail)	2,360	76,558
Black Hills Corp. (Electric)	1,180	45,713
Blyth, Inc. (Household Products/Wares)	885	19,284
Bob Evans Farms, Inc. (Retail)	1,180	35,093

Common Stocks, continued
	Shares	Value
Borders Group, Inc. (Retail)	2,065	$23,252
BorgWarner, Inc. (Auto Parts & Equipment)	4,130	209,019
Boyd Gaming Corp. (Lodging)	2,065	55,197
BRE Properties, Inc.—Class A (REIT)	1,770	77,154
Brinker International, Inc. (Retail)	3,835	71,369
Broadridge Financial Solutions, Inc. (Software)	5,015	108,625
Brown & Brown, Inc. (Insurance)	4,130	92,966
Cabot Corp. (Chemicals)	2,360	70,163
Cadence Design Systems, Inc.* (Computers)	9,735	98,810
Callaway Golf Co. (Leisure Time)	2,360	42,291
Camden Property Trust (REIT)	2,065	101,908
Career Education Corp.* (Commercial Services)	3,245	70,546
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,065	68,765
Carmax, Inc.* (Retail)	7,965	177,619
Carpenter Technology Corp. (Iron/Steel)	1,770	109,103
Cathay Bancorp, Inc. (Banks)	1,770	45,896
CBRL Group, Inc. (Retail)	885	27,674
Cephalon, Inc.* (Pharmaceuticals)	2,360	154,887
Cerner Corp.* (Software)	2,360	123,664
CF Industries Holdings, Inc. (Chemicals)	1,770	189,266
Charles River Laboratories International, Inc.* (Biotechnology)	2,360	146,556
Charming Shoppes, Inc.* (Retail)	4,130	26,639
Cheesecake Factory, Inc.* (Retail)	2,655	58,012
Chemtura Corp. (Chemicals)	8,850	59,295
Chico’s FAS, Inc.* (Retail)	6,490	70,027
Chipotle Mexican Grill, Inc.—Class A* (Retail)	1,180	143,653
ChoicePoint, Inc.* (Commercial Services)	2,655	88,385
Church & Dwight, Inc. (Household Products/Wares)	2,360	125,599
Cimarex Energy Co. (Oil & Gas)	2,950	120,389
Cincinnati Bell, Inc.* (Telecommunications)	9,145	35,483
City National Corp. (Banks)	1,475	83,898
Cleveland-Cliffs, Inc. (Iron/Steel)	1,475	150,214
Coldwater Creek, Inc.* (Retail)	2,065	13,278
Collective Brands, Inc.* (Retail)	2,360	41,583
Commercial Metals Co. (Metal Fabricate/Hardware)	4,130	117,085
Commscope, Inc.* (Telecommunications)	2,065	91,583
Community Health Systems, Inc.* (Healthcare—Services)	3,540	113,634
Con-way, Inc. (Transportation)	1,475	71,818
Copart, Inc.* (Retail)	2,360	96,477
Corinthian Colleges, Inc.* (Commercial Services)	2,950	24,928
Corn Products International, Inc. (Food)	2,655	89,739
Corrections Corp. of America* (Commercial Services)	4,425	117,439
Cousins Properties, Inc. (REIT)	1,180	31,388
Covance, Inc.* (Healthcare—Services)	2,360	196,258
Crane Co. (Miscellaneous Manufacturing)	1,770	72,340
Cree Research, Inc.* (Semiconductors)	2,950	87,173
CSG Systems International, Inc.* (Software)	1,180	15,057
Cullen/Frost Bankers, Inc. (Banks)	2,065	112,419
Cypress Semiconductor Corp.* (Semiconductors)	5,900	125,375
Cytec Industries, Inc. (Chemicals)	1,475	83,500
Deluxe Corp. (Commercial Services)	1,770	43,046
Denbury Resources, Inc.* (Oil & Gas)	8,850	223,905
DENTSPLY International, Inc. (Healthcare—Products)	5,605	231,543
DeVry, Inc. (Commercial Services)	2,065	113,967
Dick’s Sporting Goods, Inc.* (Retail)	2,950	96,023
Diebold, Inc. (Computers)	2,360	61,077

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Digital River, Inc.* (Internet)	1,475	$55,313
Dollar Tree Stores, Inc.* (Retail)	3,245	90,892
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,655	111,244
DPL, Inc. (Electric)	4,130	114,649
DRS Technologies, Inc. (Aerospace/Defense)	1,475	79,163
DST Systems, Inc.* (Computers)	1,770	126,555
Duke-Weeks Realty Corp. (REIT)	5,310	125,528
Dun & Bradstreet Corp. (Software)	2,065	189,939
Dycom Industries, Inc.* (Engineering & Construction)	1,475	34,840
Eaton Vance Corp. (Diversified Financial Services)	4,425	164,920
Edwards Lifesciences Corp.* (Healthcare—Products)	2,065	95,548
Encore Acquisition Co.* (Oil & Gas)	1,770	57,702
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	4,720	123,381
Energen Corp. (Gas)	2,655	166,999
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,065	193,325
Energy East Corp. (Electric)	5,900	148,975
Entercom Communications Corp. (Media)	885	10,894
Equitable Resources, Inc. (Pipelines)	4,425	246,694
Equity One, Inc. (REIT)	1,180	27,860
Everest Re Group, Ltd.ADR (Insurance)	2,065	209,990
Exterran Holdings, Inc.* (Oil & Gas Services)	2,360	153,966
F5 Networks, Inc.* (Internet)	2,950	69,414
Fair Isaac Corp. (Software)	1,770	45,135
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,425	54,206
Fastenal Co. (Distribution/Wholesale)	4,425	178,814
Federal Realty Investment Trust (REIT)	2,065	152,397
Federal Signal Corp. (Miscellaneous Manufacturing)	1,770	20,514
Ferro Corp. (Chemicals)	1,475	26,078
Fidelity National Title Group, Inc.—Class A (Insurance)	7,965	156,831
First American Financial Corp. (Insurance)	3,245	141,320
First Community Bancorp (Banks)	885	31,444
First Niagara Financial Group, Inc. (Savings & Loans)	3,835	48,781
FirstMerit Corp. (Banks)	2,950	65,992
Flowserve Corp. (Machinery—Diversified)	2,065	169,578
FMC Corp. (Chemicals)	2,655	141,140
FMC Technologies, Inc.* (Oil & Gas Services)	4,720	227,315
Foot Locker, Inc. (Retail)	5,605	76,732
Forest Oil Corp.* (Oil & Gas)	3,245	146,739
Foundry Networks, Inc.* (Telecommunications)	4,720	65,136
Frontier Oil Corp. (Oil & Gas)	3,835	135,260
Furniture Brands International, Inc. (Home Furnishings)	1,770	16,904
Gartner Group, Inc.* (Commercial Services)	2,360	35,046
GATX Corp. (Trucking & Leasing)	1,770	66,552
Gen-Probe, Inc.* (Healthcare—Products)	1,770	101,155
Gentex Corp. (Electronics)	5,310	84,217
Getty Images, Inc.* (Advertising)	1,770	44,250
Global Payments, Inc. (Software)	2,655	99,297
Graco, Inc. (Machinery—Diversified)	2,065	70,664
Granite Construction, Inc. (Engineering & Construction)	1,180	44,923
Grant Prideco, Inc.* (Oil & Gas Services)	4,720	234,962
Great Plains Energy, Inc. (Electric)	2,950	82,246

Common Stocks, continued
	Shares	Value
GUESS?, Inc. (Apparel)	1,770	$66,039
Hanesbrands, Inc.* (Apparel)	3,540	90,659
Hanover Insurance Group, Inc. (Insurance)	1,770	80,624
Hansen Natural Corp.* (Beverages)	2,065	79,626
Harris Corp. (Telecommunications)	5,015	274,270
Harsco Corp. (Miscellaneous Manufacturing)	2,950	167,914
Harte-Hanks, Inc. (Advertising)	1,770	28,355
Hawaiian Electric Industries, Inc. (Electric)	2,950	66,316
HCC Insurance Holdings, Inc. (Insurance)	4,130	115,062
Health Care REIT, Inc. (REIT)	2,950	126,525
Health Management Associates, Inc.—Class A (Healthcare—Services)	8,850	47,702
Health Net, Inc.* (Healthcare—Services)	3,835	178,289
Helmerich & Payne, Inc. (Oil & Gas)	3,835	150,409
Henry Schein, Inc.* (Healthcare—Products)	3,245	188,632
Herman Miller, Inc. (Office Furnishings)	2,065	65,626
Highwoods Properties, Inc. (REIT)	2,065	61,805
Hillenbrand Industries, Inc. (Healthcare—Products)	2,065	106,802
HNI Corp. (Office Furnishings)	1,475	49,649
Hologic, Inc.* (Healthcare—Products)	4,425	284,793
Horace Mann Educators Corp. (Insurance)	1,475	27,096
Hormel Foods Corp. (Food)	2,655	102,855
Hospitality Properties Trust (REIT)	3,245	110,168
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	1,180	11,670
Hubbell, Inc.—Class B (Electrical Components & Equipment)	2,065	98,459
IDACORP, Inc. (Electric)	1,475	48,144
IDEX Corp. (Machinery—Diversified)	2,950	92,129
Imation Corp. (Computers)	1,180	30,574
IndyMac Bancorp, Inc. (Diversified Financial Services)	2,950	24,102
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	5,310	94,412
Integrated Device Technology, Inc.* (Semiconductors)	7,080	52,746
International Rectifier Corp.* (Semiconductors)	2,655	73,889
International Speedway Corp. (Entertainment)	885	36,232
Intersil Corp.—Class A (Semiconductors)	4,720	108,702
Intuitive Surgical, Inc.* (Healthcare—Products)	1,180	299,720
Invitrogen Corp.* (Biotechnology)	1,475	126,363
ITT Educational Services, Inc.* (Commercial Services)	885	80,845
J.B. Hunt Transport Services, Inc. (Transportation)	3,245	100,919
Jack Henry & Associates, Inc. (Computers)	2,655	65,260
Jefferies Group, Inc. (Diversified Financial Services)	4,130	83,509
JetBlue Airways Corp.* (Airlines)	6,490	44,846
JM Smucker Co. (Food)	2,065	96,497
John Wiley & Sons, Inc. (Media)	1,475	58,145
Jones Lang LaSalle, Inc. (Real Estate)	1,180	91,804
Joy Global, Inc. (Machinery—Construction & Mining)	3,835	241,797
Kansas City Southern Industries, Inc.* (Transportation)	2,655	95,261
KBR, Inc.* (Engineering & Construction)	6,195	195,700
Kelly Services, Inc.—Class A (Commercial Services)	590	10,160
KEMET Corp.* (Electronics)	2,950	15,370
Kennametal, Inc. (Hand/Machine Tools)	2,655	81,323
Kindred Healthcare, Inc.* (Healthcare—Services)	885	24,373
Kinetic Concepts, Inc.* (Healthcare—Products)	1,770	88,111

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Korn/Ferry International* (Commercial Services)	1,475	$23,733
Lam Research Corp.* (Semiconductors)	5,015	192,526
Lamar Advertising Co. (Advertising)	2,950	127,204
Lancaster Colony Corp. (Miscellaneous Manufacturing)	590	20,567
Lear Corp.* (Auto Parts & Equipment)	2,655	77,951
Lee Enterprises, Inc. (Media)	1,475	17,612
Liberty Property Trust (REIT)	3,245	104,197
Life Time Fitness, Inc.* (Leisure Time)	1,180	52,321
LifePoint Hospitals, Inc.* (Healthcare—Services)	2,065	55,755
Lincare Holdings, Inc.* (Healthcare—Services)	2,950	98,559
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,475	90,934
Louisiana-Pacific Corp. (Forest Products & Paper)	3,835	58,560
Lubrizol Corp. (Chemicals)	2,360	124,160
M.D.C. Holdings, Inc. (Home Builders)	1,180	54,599
Mack-Cali Realty Corp. (REIT)	2,360	83,827
Macrovision Corp.* (Entertainment)	1,770	29,718
Manpower, Inc. (Commercial Services)	2,950	165,967
Martin Marietta Materials (Building Materials)	1,475	181,012
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	885	43,250
McAfee, Inc.* (Internet)	5,900	198,594
MDU Resources Group, Inc. (Electric)	6,785	175,867
Media General, Inc.—Class A (Media)	590	11,222
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,065	41,940
Mentor Graphics Corp.* (Computers)	3,245	26,771
Mercury General Corp. (Insurance)	1,180	56,746
Metavante Technologies, Inc.* (Software)	2,950	65,343
Millennium Pharmaceuticals, Inc.* (Biotechnology)	11,800	179,006
Mine Safety Appliances Co. (Environmental Control)	885	39,498
Minerals Technologies, Inc. (Chemicals)	590	32,096
Modine Manufacturing Co. (Auto Parts & Equipment)	1,180	18,219
Mohawk Industries, Inc.* (Textiles)	1,770	141,458
Moneygram International, Inc. (Software)	2,950	15,753
MPS Group, Inc.* (Commercial Services)	3,540	35,577
MSC Industrial Direct Co.—Class A (Retail)	1,770	72,694
National Fuel Gas Co. (Pipelines)	2,950	127,174
National Instruments Corp. (Computers)	2,065	55,466
Nationwide Health Properties, Inc. (REIT)	3,245	102,412
Navigant Consulting Co.* (Commercial Services)	1,475	17,464
NBTY, Inc.* (Pharmaceuticals)	2,065	50,014
NCR Corp.* (Computers)	6,490	139,405
Netflix, Inc.* (Internet)	1,770	44,516
NeuStar, Inc.* (Telecommunications)	2,655	78,880
New York Community Bancorp (Savings & Loans)	11,800	218,890
Newfield Exploration Co.* (Oil & Gas)	4,720	235,434
Nordson Corp. (Machinery—Diversified)	1,180	58,858
Northeast Utilities System (Electric)	5,605	155,371
NSTAR (Electric)	3,835	124,369
NVR, Inc.* (Home Builders)	295	186,292
O’Reilly Automotive, Inc.* (Retail)	4,130	121,546
OGE Energy Corp. (Electric)	3,245	106,209
Old Republic International Corp. (Insurance)	8,555	127,726
Olin Corp. (Chemicals)	2,655	54,401
Omnicare, Inc. (Pharmaceuticals)	4,425	97,969
ONEOK, Inc. (Gas)	3,835	180,245

Common Stocks, continued
	Shares	Value
Oshkosh Truck Corp. (Auto Manufacturers)	2,655	$121,493
Overseas Shipholding Group, Inc. (Transportation)	885	57,720
Pacific Sunwear of California, Inc.* (Retail)	2,360	26,243
Packaging Corp. of America (Packaging & Containers)	3,245	78,659
Palm, Inc. (Computers)	3,835	20,786
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,180	22,632
Parametric Technology Corp.* (Software)	4,130	67,939
Patterson-UTI Energy, Inc. (Oil & Gas)	5,605	109,746
PDL BioPharma, Inc.* (Biotechnology)	4,130	61,661
Pentair, Inc. (Miscellaneous Manufacturing)	3,540	112,430
PepsiAmericas, Inc. (Beverages)	2,065	50,882
Perrigo Co. (Pharmaceuticals)	2,655	81,880
PetSmart, Inc. (Retail)	4,720	107,946
Pharmaceutical Product Development, Inc. (Commercial Services)	3,835	166,286
Phillips-Van Heusen Corp. (Apparel)	2,065	87,019
Pioneer Natural Resources Co. (Oil & Gas)	4,425	185,407
Plains Exploration & Production Co.* (Oil & Gas)	4,130	200,883
Plantronics, Inc. (Telecommunications)	1,770	33,807
PMI Group, Inc. (Insurance)	2,950	28,025
PNM Resources, Inc. (Electric)	2,655	51,295
Polycom, Inc.* (Telecommunications)	3,245	81,936
Potlatch Corp. (Forest Products & Paper)	1,180	50,657
Pride International, Inc.* (Oil & Gas)	6,195	196,443
Protective Life Corp. (Insurance)	2,360	93,786
Psychiatric Solutions, Inc.* (Healthcare—Services)	1,770	53,401
Puget Energy, Inc. (Electric)	4,130	107,999
Quanta Services, Inc.* (Commercial Services)	6,195	135,794
Quicksilver Resources, Inc.* (Oil & Gas)	1,770	100,589
Radian Group, Inc. (Insurance)	2,950	26,963
Raymond James Financial Corp. (Diversified Financial Services)	3,245	91,152
Rayonier, Inc. (Forest Products & Paper)	2,655	112,360
Realty Income Corp. (REIT)	3,540	86,305
Regency Centers Corp. (REIT)	2,360	144,975
Regis Corp. (Retail)	1,475	37,362
Reliance Steel & Aluminum Co. (Iron/Steel)	2,360	116,136
Rent-A-Center, Inc.* (Commercial Services)	2,360	40,356
Republic Services, Inc. (Environmental Control)	5,900	177,000
ResMed, Inc.* (Healthcare—Products)	2,655	123,670
RF Micro Devices, Inc.* (Telecommunications)	10,620	34,303
Rollins, Inc. (Commercial Services)	1,475	26,240
Roper Industries, Inc. (Miscellaneous Manufacturing)	3,245	181,460
Ross Stores, Inc. (Retail)	5,015	146,187
RPM, Inc. (Chemicals)	4,425	95,757
Ruby Tuesday, Inc. (Retail)	1,770	13,611
Ruddick Corp. (Food)	1,180	40,214
Saks, Inc.* (Retail)	5,015	90,521
SCANA Corp. (Electric)	4,130	154,008
Scholastic Corp.* (Media)	885	30,329
Scientific Games Corp.—Class A* (Entertainment)	2,360	56,168
SEI Investments Co. (Software)	4,425	122,572
Semtech Corp.* (Semiconductors)	2,360	30,137
Sensient Technologies Corp. (Chemicals)	1,475	39,176

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Sepracor, Inc.* (Pharmaceuticals)	4,130	$116,631
Service Corp. International (Commercial Services)	10,620	127,759
Sierra Pacific Resources (Electric)	8,555	128,068
Silicon Laboratories, Inc.* (Semiconductors)	1,770	55,295
Smithfield Foods, Inc.* (Food)	4,130	115,020
Sonoco Products Co. (Packaging & Containers)	3,540	109,244
Sotheby’s (Commercial Services)	2,360	73,325
Southwestern Energy Co.* (Oil & Gas)	6,195	346,362
SPX Corp. (Miscellaneous Manufacturing)	1,770	178,062
SRA International, Inc.—Class A* (Computers)	1,475	40,459
StanCorp Financial Group, Inc. (Insurance)	1,770	87,102
Steel Dynamics, Inc. (Iron/Steel)	3,540	184,611
Stericycle, Inc.* (Environmental Control)	2,950	174,817
STERIS Corp. (Healthcare—Products)	2,360	58,481
Strayer Education, Inc. (Commercial Services)	295	50,911
Superior Energy Services, Inc.* (Oil & Gas Services)	2,950	118,265
SVB Financial Group* (Banks)	1,180	57,112
Sybase, Inc.* (Software)	3,245	91,574
Synopsys, Inc.* (Computers)	5,310	116,926
Synovus Financial Corp. (Banks)	11,800	155,878
TCF Financial Corp. (Banks)	3,835	81,494
Tech Data Corp.* (Distribution/Wholesale)	2,065	70,995
Techne Corp.* (Healthcare—Products)	1,180	76,700
Teleflex, Inc. (Miscellaneous Manufacturing)	1,180	69,762
Telephone & Data Systems, Inc. (Telecommunications)	3,835	202,258
Temple-Inland, Inc. (Forest Products & Paper)	3,835	71,906
Terra Industries, Inc.* (Chemicals)	3,245	146,252
The Brink’s Co. (Miscellaneous Manufacturing)	1,770	107,315
The Colonial BancGroup, Inc. (Banks)	5,605	87,999
The Commerce Group, Inc. (Insurance)	1,475	53,321
The Corporate Executive Board Co. (Commercial Services)	1,180	67,909
The Macerich Co. (REIT)	2,655	181,522
The Ryland Group, Inc. (Home Builders)	1,475	49,722
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,475	57,584
The Timberland Co.—Class A* (Apparel)	1,770	29,046
The Warnaco Group, Inc.* (Apparel)	1,475	52,938
Thomas & Betts Corp.* (Electronics)	1,770	80,093
Thor Industries, Inc. (Home Builders)	1,180	41,678
Tidewater, Inc. (Oil & Gas Services)	1,770	93,739
Timken Co. (Metal Fabricate/Hardware)	3,540	107,014
Toll Brothers, Inc.* (Home Builders)	4,720	109,882
Tootsie Roll Industries, Inc. (Food)	885	22,107
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,950	83,544
TriQuint Semiconductor, Inc.* (Semiconductors)	5,015	23,771
Tupperware Corp. (Household Products/Wares)	2,065	76,405
UDR, Inc. (REIT)	4,720	107,758
United Rentals, Inc.* (Commercial Services)	2,655	48,454
Unitrin, Inc. (Insurance)	1,770	72,836
Universal Corp. (Agriculture)	885	44,082
Universal Health Services, Inc.—Class B (Healthcare—Services)	1,770	83,420
Urban Outfitters, Inc.* (Retail)	4,130	119,770
URS Corp.* (Engineering & Construction)	2,950	129,505
Valassis Communications, Inc.* (Commercial Services)	1,770	16,921

Common Stocks, continued
	Shares	Value
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,245	$36,733
Valspar Corp. (Chemicals)	3,540	70,906
ValueClick, Inc.* (Internet)	3,540	77,278
Varian, Inc.* (Electronics)	885	48,011
VCA Antech, Inc.* (Pharmaceuticals)	2,950	114,047
Vectren Corp. (Gas)	2,655	72,880
Ventana Medical Systems, Inc.* (Healthcare—Products)	885	78,809
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,720	96,099
Vishay Intertechnology, Inc.* (Electronics)	6,785	71,175
W.R. Berkley Corp. (Insurance)	5,900	178,534
Wabtec Corp. (Machinery—Diversified)	1,770	60,870
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,950	97,881
Washington Federal, Inc. (Savings & Loans)	3,245	79,243
Webster Financial Corp. (Banks)	1,770	59,950
Weingarten Realty Investors (REIT)	2,655	89,261
WellCare Health Plans, Inc.* (Healthcare—Services)	1,475	69,310
Werner Enterprises, Inc. (Transportation)	1,475	30,046
Westamerica Bancorp (Banks)	885	43,825
Westar Energy, Inc. (Electric)	3,245	79,048
Western Digital Corp.* (Computers)	7,965	210,674
WGL Holdings, Inc. (Gas)	1,770	57,065
Williams Sonoma, Inc. (Retail)	3,245	87,226
Wilmington Trust Corp. (Banks)	2,360	82,293
Wind River Systems, Inc.* (Software)	2,655	22,275
Wisconsin Energy Corp. (Electric)	4,130	188,039
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,360	38,680
YRC Worldwide, Inc.* (Transportation)	2,065	37,810
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	2,360	72,476

TOTAL COMMON STOCKS (Cost $27,568,984)		37,402,796

Repurchase Agreements (20.5%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $2,379,184 (Collateralized by $2,440,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $2,434,852)	$2,379,000	2,379,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $3,399,262 (Collateralized by $3,316,000 of various U.S. Government Agency Obligations, 2.917%**-5.50%, 2/13/08-3/15/11, market value $3,470,302)	3,399,000	3,399,000

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $3,925,303 (Collateralized by $3,920,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $4,004,541)	$3,925,000	$3,925,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,703,000)		9,703,000

TOTAL INVESTMENT SECURITIES (Cost $37,271,984)—99.5%		47,105,796
Net other assets (liabilities)—0.5%		234,973

NET ASSETS—100.0%		$47,340,769

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring March 2008 (Underlying face amount at value $28,958,400)	72	$(2,683,764)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring March 2008 (Underlying face amount at value $9,491,920)	118	(369,812)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 2/28/08	$30,790,135	$567,833
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 2/28/08	7,196,448	137,811

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.5%
Aerospace/Defense	0.8%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.7%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.7%
Banks	2.4%

Beverages	0.3%
Biotechnology	1.4%
Building Materials	0.4%
Chemicals	2.9%
Coal	0.5%
Commercial Services	3.7%
Computers	2.0%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.1%
Electric	4.1%
Electrical Components & Equipment	1.0%
Electronics	1.8%
Engineering & Construction	0.9%
Entertainment	0.3%
Environmental Control	0.9%
Food	0.9%
Forest Products & Paper	0.5%
Gas	1.3%
Hand/Machine Tools	0.4%
Healthcare—Products	4.1%
Healthcare—Services	2.0%
Home Builders	0.9%
Home Furnishings	NM
Household Products/Wares	0.7%
Insurance	3.8%
Internet	1.0%
Iron/Steel	1.1%
Leisure Time	0.2%
Lodging	0.1%
Machinery—Construction & Mining	0.5%
Machinery—Diversified	1.5%
Media	0.3%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	2.5%
Office Furnishings	0.2%
Oil & Gas	4.7%
Oil & Gas Services	1.7%
Packaging & Containers	0.4%
Pharmaceuticals	1.7%
Pipelines	0.8%
REIT	4.3%
Real Estate	0.2%
Retail	5.3%
Savings & Loans	1.0%
Semiconductors	1.9%
Software	2.7%
Telecommunications	2.3%
Textiles	0.3%
Transportation	0.9%
Trucking & Leasing	0.1%
Water	0.2%
Other***	21.0%

***	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2008

Common Stocks (88.3%)
	Percentage of Net Assets	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	0.2%	1,715	$168,464
Alexion Pharmaceuticals, Inc. (Biotechnology)	0.2%	2,401	156,833
Alpha Natural Resources, Inc.* (Coal)	0.2%	5,145	172,152
ANSYS, Inc. (Software)	0.2%	5,145	179,612
AptarGroup, Inc. (Miscellaneous Manufacturing)	0.2%	4,459	168,193
Aspen Insurance Holdings, Ltd.ADR (Insurance)	0.2%	5,831	164,551
Bally Technologies, Inc. (Entertainment)	0.3%	4,116	196,086
BioMarin Pharmaceutical, Inc. (Pharmaceuticals)	0.3%	6,860	254,232
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	0.3%	2,401	222,597
Cepheid, Inc.* (Healthcare—Products)	0.2%	5,145	157,128
CF Industries Holdings, Inc. (Chemicals)	0.5%	3,430	366,770
Chipotle Mexican Grill, Inc.—Class B (Retail)	0.3%	2,058	197,198
DeVry, Inc. (Commercial Services)	0.3%	4,116	227,162
Equinix, Inc.* (Internet)	0.2%	2,058	155,441
FLIR Systems, Inc.* (Electronics)	0.3%	8,232	249,265
FTI Consulting, Inc.* (Commercial Services)	0.2%	2,744	151,771
Hologic, Inc.* (Healthcare—Products)	0.3%	3,430	220,755
IHS, Inc.—Class A* (Computers)	0.2%	2,401	148,718
Illumina, Inc.* (Biotechnology)	0.3%	3,430	218,491
ITC Holdings Corp. (Electric)	0.2%	3,430	181,241
Itron, Inc. (Electronics)	0.2%	2,058	169,579
KNBT Bancorp, Inc. (Savings & Loans)	0.2%	7,889	144,369
Laclede Group, Inc. (Gas)	0.2%	4,802	161,251
LKQ Corp.* (Distribution/Wholesale)	0.2%	8,232	147,270
Mariner Energy, Inc. (Oil & Gas)	0.2%	5,831	146,125
Micros Systems, Inc.* (Computers)	0.2%	2,744	168,976
Nationwide Health Properties, Inc. (REIT)	0.2%	5,831	184,026
Onyx Pharmaceuticals, Inc. (Pharmaceuticals)	0.2%	3,430	163,028
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	0.2%	4,116	164,146
Perrigo Co. (Pharmaceuticals)	0.2%	5,831	179,828
Petrohawk Energy Corp. (Oil & Gas)	0.2%	10,633	167,470
Priceline.com, Inc. (Internet)	0.4%	2,401	260,557
Realty Income Corp. (REIT)	0.2%	6,860	167,247
Strayer Education, Inc. (Commercial Services)	0.2%	1,029	177,585
Sybase, Inc.* (Software)	0.2%	5,488	154,871

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Terra Industries, Inc.* (Chemicals)	0.4%	6,174	$278,262
Time Warner Telecom, Inc.—Class A (Telecommunications)	0.2%	8,918	155,887
Tupperware Corp. (Household Products/Wares)	0.2%	4,459	164,983
UAP Holding Corp. (Chemicals)	0.2%	4,116	157,807
Ventana Medical Systems, Inc.* (Healthcare—Products)	0.2%	2,058	183,265
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	0.2%	5,488	182,092
Walter Industries, Inc. (Holding Companies—Diversified)	0.2%	3,773	158,164
Westar Energy, Inc. (Electric)	0.2%	6,517	158,754
Other Common Stocks	78.2%	3,294,172	56,114,882

TOTAL COMMON STOCKS (Cost $60,082,890)			64,067,084

Repurchase Agreements (25.6%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $4,559,352 (Collateralized by $4,670,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $4,660,148)	$4,559,000	4,559,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $6,514,503 (Collateralized by $6,595,000 of various U.S. Government Agency Obligations, 2.423%**-5.50%, 2/13/08-3/15/11, market value $6,647,528)	6,514,000	6,514,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $7,518,581 (Collateralized by $7,652,000 of various Federal National Mortgage Association Securities, 2.413%**-6.00%, 5/15/08-6/13/08, market value $7,670,656)	7,518,000	7,518,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,591,000)		18,591,000

TOTAL INVESTMENT SECURITIES (Cost $78,673,890)—113.9%		82,658,084
Net other assets (liabilities)—(13.9)%		(10,071,475)

NET ASSETS—100.0%		$72,586,609

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2008

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2008 (Underlying face amount at value $3,566,500)	50	$95,988
Russell 2000 Futures Contract expiring March 2008 (Underlying face amount at value $67,050,200)	188	(5,904,046)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/08	$9,689,108	$282,179
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/08	1,648,899	239,043

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.1%
Aerospace/Defense	1.2%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.4%
Apparel	1.2%
Auto Manufacturers	NM
Auto Parts & Equipment	0.9%
Banks	3.7%
Beverages	0.1%
Biotechnology	2.3%
Building Materials	0.5%
Chemicals	2.5%
Coal	0.3%
Commercial Services	6.1%
Computers	1.7%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.1%
Diversified Financial Services	1.8%
Electric	1.7%
Electrical Components & Equipment	0.9%
Electronics	2.9%
Energy—Alternate Sources	0.2%
Engineering & Construction	0.7%

Entertainment	0.8%
Environmental Control	0.4%
Food	1.6%
Forest Products & Paper	0.6%
Gas	0.6%
Hand/Machine Tools	0.2%
Healthcare—Products	3.3%
Healthcare—Services	1.7%
Holding Companies—Diversified	0.2%
Home Builders	0.3%
Home Furnishings	0.3%
Household Products/Wares	0.8%
Insurance	3.1%
Internet	3.1%
Investment Companies	0.8%
Iron/Steel	0.1%
Leisure Time	0.6%
Lodging	0.3%
Machinery—Construction & Mining	0.4%
Machinery-Diversified	1.4%
Media	0.9%
Metal Fabricate/Hardware	1.0%
Mining	1.0%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.4%
Office/Business Equipment	0.1%
Oil & Gas	3.0%
Oil & Gas Services	1.2%
Packaging & Containers	0.3%
Pharmaceuticals	3.4%
REIT	4.8%
Real Estate	0.1%
Retail	5.0%
Savings & Loans	1.1%
Semiconductors	2.8%
Software	3.6%
Storage/Warehousing	0.1%
Telecommunications	3.8%
Toys/Games/Hobbies	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.5%
Other***	11.7%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (83.3%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	18,291	$1,456,878
Alcoa, Inc. (Mining)	18,291	605,432
Altria Group, Inc. (Agriculture)	18,291	1,386,824
American Express Co. (Diversified Financial Services)	18,291	902,112
American International Group, Inc. (Insurance)	18,291	1,008,932
AT&T, Inc. (Telecommunications)	18,291	704,021
Boeing Co. (Aerospace/Defense)	18,291	1,521,445
Caterpillar, Inc. (Machinery—Construction & Mining)	18,291	1,301,222
Citigroup, Inc. (Diversified Financial Services)	18,291	516,172
Coca-Cola Co. (Beverages)	18,291	1,082,279
Du Pont (Chemicals)	18,291	826,387
Exxon Mobil Corp. (Oil & Gas)	18,291	1,580,342
General Electric Co. (Miscellaneous Manufacturing)	18,291	647,684
General Motors Corp. (Auto Manufacturers)	18,291	517,818
Hewlett-Packard Co. (Computers)	18,291	800,231
Home Depot, Inc. (Retail)	18,291	560,985
Honeywell International, Inc. (Miscellaneous Manufacturing)	18,291	1,080,449
Intel Corp. (Semiconductors)	18,291	387,769
International Business Machines Corp. (Computers)	18,291	1,963,356
J.P. Morgan Chase & Co. (Diversified Financial Services)	18,291	869,737
Johnson & Johnson (Healthcare—Products)	18,291	1,157,089
McDonald’s Corp. (Retail)	18,291	979,483
Merck & Co., Inc. (Pharmaceuticals)	18,291	846,508
Microsoft Corp. (Software)	18,291	596,287
Pfizer, Inc. (Pharmaceuticals)	18,291	427,827
Procter & Gamble Co. (Cosmetics/Personal Care)	18,291	1,206,291
United Technologies Corp. (Aerospace/Defense)	18,291	1,342,742
Verizon Communications, Inc. (Telecommunications)	18,291	710,422
Wal-Mart Stores, Inc. (Retail)	18,291	930,646
Walt Disney Co. (Media)	18,291	547,450

TOTAL COMMON STOCKS (Cost $20,945,274)		28,464,820

Repurchase Agreements (13.9%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,165,090 (Collateralized by $1,195,000 Federal Home Loan Bank, 2.661%*, 2/29/08, market value $1,192,479)	$1,165,000	1,165,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,666,129 (Collateralized by $1,705,000 Federal Home Loan Bank, 2.917%*, 2/13/08, market value $1,703,231)	1,666,000	1,666,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,924,149 (Collateralized by $1,922,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $1,963,451)	$1,924,000	$1,924,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,755,000)		4,755,000

Options Purchased(NM)
	Contracts
Dow Jones Futures Put Option 8000 expiring March 2008	500	2,718

TOTAL OPTIONS PURCHASED (Cost $7,000)		2,718

TOTAL INVESTMENT SECURITIES (Cost $25,707,274)—97.2%		33,222,538
Net other assets (liabilities)—2.8%		970,106

NET ASSETS—100.0%		$34,192,644

*	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring March 2008 (Underlying face amount at value $25,026,880)	397	$771,338

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 2/28/08	$14,876,471	$327,654

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Aerospace/Defense	8.4%
Agriculture	4.1%
Auto Manufacturers	1.5%
Beverages	3.2%
Chemicals	2.4%
Computers	8.0%
Cosmetics/Personal Care	3.5%
Diversified Financial Services	6.6%
Healthcare—Products	3.4%
Insurance	3.0%
Machinery—Construction & Mining	3.8%
Media	1.6%
Mining	1.8%
Miscellaneous Manufacturing	9.4%
Oil & Gas	4.6%
Pharmaceuticals	3.8%
Retail	7.2%
Semiconductors	1.1%
Software	1.7%
Telecommunications	4.2%
Other**	16.7%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraNASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (86.3%)
	Shares	Value
Activision, Inc.* (Software)	32,294	$835,446
Adobe Systems, Inc.* (Software)	69,890	2,441,258
Akamai Technologies, Inc.* (Internet)	19,762	596,812
Altera Corp. (Semiconductors)	58,804	993,200
Amazon.com, Inc.* (Internet)	34,222	2,659,049
Amgen, Inc.* (Biotechnology)	63,142	2,941,786
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	16,388	485,904
Apollo Group, Inc.—Class A* (Commercial Services)	21,208	1,691,126
Apple Computer, Inc.* (Computers)	152,312	20,616,952
Applied Materials, Inc. (Semiconductors)	88,688	1,589,289
Autodesk, Inc.* (Software)	29,884	1,229,727
Baidu.com, Inc.ADR* (Internet)	2,892	809,615
BEA Systems, Inc.* (Software)	46,754	873,832
Bed Bath & Beyond, Inc.* (Retail)	44,344	1,429,651
Biogen Idec, Inc.* (Biotechnology)	39,524	2,408,988
Broadcom Corp.—Class A* (Semiconductors)	53,502	1,181,324
C.H. Robinson Worldwide, Inc. (Transportation)	20,726	1,151,122
Cadence Design Systems, Inc.* (Computers)	35,186	357,138
Celgene Corp.* (Biotechnology)	47,718	2,677,457
Cephalon, Inc.* (Pharmaceuticals)	8,194	537,772
Check Point Software Technologies, Ltd.ADR* (Internet)	27,474	585,196
Cintas Corp. (Textiles)	23,618	775,143
Cisco Systems, Inc.* (Telecommunications)	269,920	6,613,040
Citrix Systems, Inc.* (Software)	27,956	967,837
Cognizant Technology Solutions Corp.* (Computers)	35,186	981,689
Comcast Corp.—Special Class A* (Media)	181,232	3,291,173
Costco Wholesale Corp. (Retail)	28,438	1,932,078
Dell, Inc.* (Computers)	102,666	2,057,427
DENTSPLY International, Inc. (Healthcare—Products)	18,316	756,634
Discovery Holding Co.—Class A* (Media)	29,884	693,906
DISH Network Corp.—Class A* (Media)	26,992	762,254
eBay, Inc.* (Internet)	125,802	3,382,816
Electronic Arts, Inc.* (Software)	39,524	1,872,252
Expedia, Inc.* (Internet)	34,704	798,886
Expeditors International of Washington, Inc. (Transportation)	26,028	1,230,864
Express Scripts, Inc.* (Pharmaceuticals)	27,956	1,886,750
Fastenal Co. (Distribution/Wholesale)	17,834	720,672
Fiserv, Inc.* (Software)	25,546	1,312,298
Flextronics International, Ltd.ADR* (Electronics)	112,306	1,313,980
Focus Media Holding, Ltd.ADR* (Advertising)	13,496	648,483
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	18,316	1,254,096
Garmin, Ltd.ADR (Electronics)	25,064	1,808,368
Genzyme Corp.* (Biotechnology)	41,452	3,238,645
Gilead Sciences, Inc.* (Pharmaceuticals)	114,234	5,219,351
Google, Inc.—Class A* (Internet)	17,834	10,063,726
Hansen Natural Corp.* (Beverages)	11,568	446,062
Henry Schein, Inc.* (Healthcare—Products)	11,086	644,429
Hologic, Inc.* (Healthcare—Products)	16,388	1,054,732
IAC/InterActiveCorp* (Internet)	36,632	950,234
Infosys Technologies, Ltd.ADR (Software)	13,978	578,689
Intel Corp. (Semiconductors)	254,978	5,405,534
Intuit, Inc.* (Software)	52,056	1,597,599

Common Stocks, continued
	Shares	Value
Intuitive Surgical, Inc.* (Healthcare—Products)	4,820	$1,224,280
Joy Global, Inc. (Machinery—Construction & Mining)	13,014	820,533
Juniper Networks, Inc.* (Telecommunications)	42,898	1,164,681
KLA-Tencor Corp. (Semiconductors)	27,474	1,147,864
Lam Research Corp.* (Semiconductors)	15,906	610,631
Lamar Advertising Co. (Advertising)	9,640	415,677
Leap Wireless International, Inc.* (Telecommunications)	8,676	358,753
Level 3 Communications, Inc.* (Telecommunications)	186,534	641,677
Liberty Global, Inc.—Class A* (Media)	23,618	954,403
Liberty Media Holding Corp.—Interactive Series A* (Internet)	69,408	1,104,281
Linear Technology Corp. (Semiconductors)	37,114	1,026,944
Logitech International SAADR* (Computers)	22,172	672,255
Marvell Technology Group, Ltd.ADR* (Semiconductors)	70,372	835,316
Microchip Technology, Inc. (Semiconductors)	22,172	707,508
Microsoft Corp. (Software)	401,024	13,073,382
Millicom International Cellular SA* (Telecommunications)	12,050	1,276,577
Monster Worldwide, Inc.* (Internet)	16,388	456,406
Network Appliance, Inc.* (Computers)	44,826	1,040,860
NII Holdings, Inc.—Class B* (Telecommunications)	21,208	904,733
NVIDIA Corp.* (Semiconductors)	67,961	1,671,161
Oracle Corp.* (Software)	266,064	5,467,615
PACCAR, Inc. (Auto Manufacturers)	51,574	2,419,852
Patterson Cos., Inc.* (Healthcare—Products)	16,870	540,515
Paychex, Inc. (Commercial Services)	44,344	1,450,936
PetSmart, Inc. (Retail)	15,906	363,770
Qualcomm, Inc. (Telecommunications)	245,820	10,427,684
Research In Motion, Ltd.ADR* (Computers)	69,890	6,561,273
Ryanair Holdings PLC* (Airlines)	14,460	483,253
SanDisk Corp.* (Computers)	26,028	662,413
Sears Holdings Corp.* (Retail)	17,834	1,970,479
Sigma-Aldrich Corp. (Chemicals)	15,424	765,956
Sirius Satellite Radio, Inc.* (Media)	198,102	633,926
Staples, Inc. (Retail)	59,286	1,419,307
Starbucks Corp.* (Retail)	126,766	2,397,145
Steel Dynamics, Inc. (Iron/Steel)	12,532	653,544
Stericycle, Inc.* (Environmental Control)	11,568	685,520
Sun Microsystems, Inc.* (Computers)	44,826	784,455
Symantec Corp.* (Internet)	112,788	2,022,289
Tellabs, Inc.* (Telecommunications)	31,330	213,671
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	77,120	3,550,605
UAL Corp. (Airlines)	13,496	512,173
VeriSign, Inc.* (Internet)	26,028	882,870
Vertex Pharmaceuticals, Inc.* (Biotechnology)	17,352	353,287
Virgin Media, Inc. (Telecommunications)	44,344	741,432
Whole Foods Market, Inc. (Food)	16,870	665,353
Wynn Resorts, Ltd. (Lodging)	15,424	1,773,451
Xilinx, Inc. (Semiconductors)	48,682	1,064,675
Yahoo!, Inc.* (Internet)	80,012	1,534,630

TOTAL COMMON STOCKS (Cost $94,183,517)		193,462,292

See accompanying notes to the financial statements.

PROFUNDS UltraNASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (10.4%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $5,706,441 (Collateralized by $5,840,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $5,827,679)	$5,706,000	$5,706,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $8,151,629 (Collateralized by $8,454,000 of various U.S. Government Agency Obligations, 2.423%**-2.917%**, 2/13/08-10/15/08, market value $8,318,378)	8,151,000	8,151,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $9,407,726 (Collateralized by $9,666,000 of various Federal National Mortgage Association Securities, 2.413%**-6.00%, 5/15/08-6/13/08, market value $9,596,651)	9,407,000	9,407,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,264,000)		23,264,000

TOTAL INVESTMENT SECURITIES (Cost $117,447,517)—96.7%		216,726,292
Net other assets (liabilities)—3.3%		7,444,478

NET ASSETS—100.0%		$224,170,770

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ-100 Futures Contract expiring March 2008 (Underlying face amount at value $98,861,700)	537	$(15,476,072)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring March 2008 (Underlying face amount at value $53,389,000)	1,450	3,457,365

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 2/28/08	$115,058,999	$2,247,686
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 2/28/08	92,810,019	1,719,673

UltraNASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	0.5%
Airlines	0.4%
Auto Manufacturers	1.1%
Beverages	0.2%
Biotechnology	5.2%
Chemicals	0.3%
Commercial Services	1.4%
Computers	15.1%
Distribution/Wholesale	0.3%
Electronics	1.4%
Engineering & Construction	0.6%
Environmental Control	0.3%
Food	0.3%
Healthcare—Products	1.8%
Internet	11.7%
Iron/Steel	0.3%
Lodging	0.8%
Machinery—Construction & Mining	0.4%
Media	2.8%
Pharmaceuticals	5.1%
Retail	4.3%
Semiconductors	7.2%
Software	13.4%
Telecommunications	10.1%
Textiles	0.3%
Transportation	1.0%
Other***	13.7%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraInternational ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (96.6%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $5,591,432 (Collateralized by $5,755,000 of various U.S. Government Agency Obligations, 2.63%*-2.661%*, 2/29/08-7/21/08, market value $5,707,443)	$5,591,000	$5,591,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $7,989,617 (Collateralized by $8,131,000 of various U.S. Government Agency Obligations, 2.423%*-5.50%, 2/20/08-3/15/11, market value $8,149,319)	7,989,000	7,989,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $9,218,712 (Collateralized by $9,486,000 Federal National Mortgage Association, 2.413%*, 6/13/08, market value $9,402,693)	9,218,000	9,218,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,798,000)		22,798,000

TOTAL INVESTMENT SECURITIES (Cost $22,798,000)—96.6%		22,798,000
Net other assets (liabilities)—3.4%		802,233

NET ASSETS—100.0%		$23,600,233

*	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 2/28/08	$47,098,524	$487,776

See accompanying notes to the financial statements.

PROFUNDS UltraEmerging Markets ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (98.0%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $60,248,652 (Collateralized by $62,322,000 of various Federal Home Loan Mortgage Corp. Securities, 2.63%*-2.633%*, 7/21/08-8/21/08, market value $61,450,391)	$60,244,000	$60,244,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $86,069,646 (Collateralized by $87,594,000 of various Federal National Mortgage Association Securities, 2.799%*-5.625%, 4/16/08-6/29/12, market value $87,785,625)	86,063,000	86,063,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $99,279,666 (Collateralized by $101,995,000 Federal Home Loan Bank, 2.918%*, 4/30/08, market value $101,266,395)	99,272,000	99,272,000

TOTAL REPURCHASE AGREEMENTS (Cost $245,579,000)		245,579,000

TOTAL INVESTMENT SECURITIES (Cost $245,579,000)—98.0%		245,579,000
Net other assets (liabilities)—2.0%		5,128,887

NET ASSETS—100.0%		$250,707,887

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31,2008.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index expiring 2/28/08	$506,369,335	$8,069,879

See accompanying notes to the financial statements.

PROFUNDS UltraLatin America ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks† (76.6%)
	Shares	Value
America Movil SAB de C.V. (Telecommunications)	5,040	$301,946
Aracruz Celulose S.A. (Forest Products & Paper)	1,440	103,406
Banco Bradesco S.A. (Banks)	12,000	325,440
Banco Itau Holding Financeira SA (Banks)	14,304	332,997
Bancolombia S.A. (Banks)	2,592	86,599
Brasil Telecom Participacoes S.A. (Telecommunications)	1,632	113,946
Cemex SAB de C.V. (Building Materials)	8,160	221,218
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Food)	2,064	75,501
Companhia de Bebidas das Americas (AmBev) (Beverages)	3,408	242,241
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Water)	2,112	90,415
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	7,104	113,167
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	2,976	287,749
Companhia Vale do Rio Doce (CVRD) (Mining)	32,160	837,125
Companhia Vale do Rio Doce (CVRD) (Mining)	20,688	620,226
Compania de Minas Buenaventura S.A. (Mining)	2,688	180,096
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	3,120	135,408
Empresa Nacional de Electricidad S.A. (Endesa—Chile) (Electric)	2,928	104,207
Empresas ICA S.A.B. de C.V.* (Engineering & Construction)	4,080	105,672
Enersis S.A. (Electric)	7,008	99,654
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	4,944	178,824
Gerdau S.A (Iron/Steel)	7,248	188,086
Grupo Aeroportuario del Pacifico SA de CV (Engineering & Construction)	1,968	84,368
Grupo Televisa S.A. (Media)	10,320	230,033
Net Servicos de Comunicacao SA (Media)	7,152	84,108
Perdigao S.A. (Food)	2,016	90,035
Petroleo Brasileiro S.A (Oil & Gas)	10,032	936,086
Petroleo Brasileiro S.A. (Oil & Gas)	7,296	810,877
Sadia S.A. (Food)	1,584	83,778
Tele Norte Leste Participacoes S.A. (Telecommunications)	7,200	187,200
Telefonos de Mexico SAB de CV (Telmex) (Telecommunications)	6,960	251,256
Tenaris SA (Iron/Steel)	4,896	195,791
Tim Participacoes S.A. (Telecommunications)	2,208	84,324
Unibanco—Uniao de Bancos Brasileiros S.A. (Banks)	2,208	288,806
Vivo Participacoes S.A. (Telecommunications)	19,104	112,140
Votorantim Celulose e Papel S.A. (Forest Products & Paper)	3,264	96,451

TOTAL COMMON STOCKS (Cost $8,491,289)		8,279,176

Repurchase Agreements (20.1%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $533,041 (Collateralized by $550,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $548,840)	$533,000	$533,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $762,059 (Collateralized by $785,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $784,185)	762,000	762,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $882,068 (Collateralized by $868,000 of various Federal National Mortgage Association Securities, 5.25%-6.00%, 5/15/08-8/1/12, market value $901,500)	882,000	882,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,177,000)		2,177,000

TOTAL INVESTMENT SECURITIES (Cost $10,668,289)—96.7%		10,456,176
Net other assets (liabilities)—3.3%		352,808

NET ASSETS—100.0%		$10,808,984

†	As of January 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
**	Represents the effective yield or interest rate in effect at January 31, 2008.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Latin America 35 ADR Index expiring 2/28/08	$13,397,029	$481,397

UltraLatin America ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Aerospace/Defense	1.3%
Banks	9.6%
Beverages	3.9%
Building Materials	2.0%
Electric	2.9%
Engineering & Construction	1.8%
Food	2.3%
Forest Products & Paper	1.9%
Iron/Steel	6.2%
Media	2.9%
Mining	15.1%
Oil & Gas	16.2%
Telecommunications	9.7%
Water	0.8%
Other***	23.4%

See accompanying notes to the financial statements.

PROFUNDS UltraLatin America ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

UltraLatin America ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of January 31, 2008:

Brazil	57.7%
Chile	1.8%
Colombia	0.8%
Argentina	1.8%
Mexico	12.7%
Peru	1.8%
United States***	23.4%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraJapan ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (90.8%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $10,328,798 (Collateralized by $10,647,000 of various U.S. Government Agency Obligations, 2.63%*-2.661%*, 2/29/08-7/21/08, market value $10,539,549)	$10,328,000	$10,328,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $14,757,139 (Collateralized by $14,747,000 of various U.S. Government Agency Obligations, 2.423%*-5.625%, 10/15/08-6/29/12, market value $15,052,764)	14,756,000	14,756,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $17,025,315 (Collateralized by $17,494,000 of various Federal National Mortgage Association Securities, 2.413%*-2.854%*, 4/30/08-6/13/08, market value $17,365,027)	17,024,000	17,024,000

TOTAL REPURCHASE AGREEMENTS (Cost $42,108,000)		42,108,000

Options Purchased(NM)
	Contracts
Nikkei 225 Futures Put Option 9000 expiring March 2008	1,400	16,183

TOTAL OPTIONS PURCHASED (Cost $40,601)		16,183

TOTAL INVESTMENT SECURITIES (Cost $42,148,601)—90.8%		42,124,183
Net other assets (liabilities)—9.2%		4,242,615

NET ASSETS—100.0%		$46,366,798

*	Represents the effective yield or interest rate in effect at January 31, 2008.
NM	Not meaningful, amount is less than 0.05%.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring March 2008 (Underlying face amount at value $46,036,000)	677	$529,793
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 2/28/08	$46,982,764	$1,015,581

See accompanying notes to the financial statements.

PROFUNDS Bear ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (99.1%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $33,792,609 (Collateralized by $34,947,000 of various U.S. Government Agency Obligations, 2.661%*-2.633%*, 2/29/08-8/21/08, market value $34,470,745)	$33,790,000	$33,790,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $48,277,728 (Collateralized by $48,992,000 of various U.S. Government Agency Obligations, 2.664%*-5.50%, 2/8/08-3/15/11, market value $49,246,090)	48,274,000	48,274,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $55,688,300 (Collateralized by $57,205,000 of various U.S. Government Agency Obligations, 2.413%*-5.25%, 4/30/08-8/1/12, market value $56,798,215)	55,684,000	55,684,000

TOTAL REPURCHASE AGREEMENTS (Cost $137,748,000)		137,748,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option 1975 expiring March 2008	195	1,453

TOTAL OPTIONS PURCHASED (Cost $3,143)		1,453

TOTAL INVESTMENT SECURITIES (Cost $137,751,143)—99.1%		137,749,453
Net other assets (liabilities)—0.9%		1,303,315

NET ASSETS—100.0%		$139,052,768

NM	Not meaningful, amount is less than 0.05%.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2008 (Underlying face amount at value $46,380,938)	675	$(791,896)
S&P 500 Futures Contract expiring March 2008 (Underlying face amount at value $16,834,563)	49	1,545,730
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/08	$(75,012,970)	$(1,339,204)
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/08	(994,699)	(17,758)

See accompanying notes to the financial statements.

PROFUNDS Short Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (97.4%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $10,372,801 (Collateralized by $10,699,000 of various U.S. Government Agency Obligations, 2.63%*-2.661%*, 2/29/08-7/21/08, market value $10,585,846)	$10,372,000	$10,372,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $14,819,144 (Collateralized by $14,609,000 of various U.S. Government Agency Obligations, 2.917%*-5.625%, 2/13/08-6/29/12, market value $15,117,567)	14,818,000	14,818,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $17,098,320 (Collateralized by $17,483,000 of various U.S. Government Agency Obligations, 2.854%*-6.00%, 4/30/08-5/15/08, market value $17,440,824)	17,097,000	17,097,000

TOTAL REPURCHASE AGREEMENTS (Cost $42,287,000)		42,287,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option 1200 expiring March 2008	90	1,121

TOTAL OPTIONS PURCHASED (Cost $2,499)		1,121

TOTAL INVESTMENT SECURITIES (Cost $42,289,499)—97.4%		42,288,121
Net other assets (liabilities)—2.6%		1,124,012

NET ASSETS—100.0%		$43,412,133

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2008 (Underlying face amount at value $24,608,850)	345	$(346,454)
Russell 2000 Futures Contract expiring March 2008 (Underlying face amount at value $356,650)	1	31,396
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/08	$(4,433,402)	$(78,335)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/08	(14,053,998)	(216,504)

See accompanying notes to the financial statements.

PROFUNDS Short NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (96.0%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $2,463,190 (Collateralized by $2,530,000 Federal Home Loan Bank, 2.661%*, 2/29/08, market value $2,524,662)	$2,463,000	$2,463,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $3,518,272 (Collateralized by $3,373,000 of various U.S. Government Agency Obligations, 2.917%*-5.50%, 2/13/08-3/15/11, market value $3,591,752)	3,518,000	3,518,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $4,064,314 (Collateralized by $4,146,000 of various Federal National Mortgage Association Securities, 2.413%*-6.00%, 5/15/08-6/13/08, market value $4,146,433)	4,064,000	4,064,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,045,000)		10,045,000

Options Purchased(NM)
	Contracts
NASDAQ-100 Futures Call Option 2800 expiring March 2008	25	136

TOTAL OPTIONS PURCHASED (Cost $319)		136

TOTAL INVESTMENT SECURITIES (Cost $10,045,319)—96.0%		10,045,136
Net other assets (liabilities)—4.0%		414,394

NET ASSETS—100.0%		$10,459,530

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

NM Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring March 2008 (Underlying face amount at value $368,200)	10	$28,146
NASDAQ-100 Futures Contract expiring March 2008 (Underlying face amount at value $736,400)	4	115,242
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 2/28/08	$(6,956,913)	$(136,046)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 2/28/08	(2,389,120)	(44,793)

See accompanying notes to the financial statements.

PROFUNDS UltraBear ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (98.4%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $34,297,648 (Collateralized by $35,474,000 of various U.S. Government Agency Obligations, 2.63%*-2.661%*, 2/29/08-8/21/08, market value $34,986,975)	$34,295,000	$34,295,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $48,996,783 (Collateralized by $49,751,000 of various U.S. Government Agency Obligations, 2.664%*-5.625%, 2/8/08-6/29/12, market value $49,977,426)	48,993,000	48,993,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $56,518,364 (Collateralized by $58,052,000 of various U.S. Government Agency Obligations, 2.854%*-5.25%, 4/30/08-8/1/12, market value $57,646,072)	56,514,000	56,514,000

TOTAL REPURCHASE AGREEMENTS (Cost $139,802,000)		139,802,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option 1975 expiring March 2008	450	3,352

TOTAL OPTIONS PURCHASED (Cost $6,949)		3,352

TOTAL INVESTMENT SECURITIES (Cost $139,808,949)—98.4%		139,805,352
Net other assets (liabilities)—1.6%		2,255,589

NET ASSETS—100.0%		$142,060,941

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2008 (Underlying face amount at value $55,313,563)	805	$1,729,116
S&P 500 Futures Contract expiring March 2008 (Underlying face amount at value $78,332,250)	228	7,192,374
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/08	$(149,952,238)	$(2,677,092)
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/08	(569,209)	(10,162)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (133.8%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $4,241,328 (Collateralized by $4,345,000 Federal Home Loan Bank, 2.661%*, 2/29/08, market value $4,335,833)	$4,241,000	$4,241,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $6,061,468 (Collateralized by $6,258,000 of various U.S. Government Agency Obligations, 2.423%*-2.917%*, 2/13/08-10/15/08, market value $6,186,361)	6,061,000	6,061,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $6,995,540 (Collateralized by $7,126,000 of various Federal National Mortgage Association Securities, 2.413%*-6.00%, 5/15/08-6/13/08, market value $7,137,045)	6,995,000	6,995,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,297,000)		17,297,000

Option Purchased(NM)
	Contracts
S&P MidCap 400 Futures Call Option 1300 expiring March 2008	120	1,542

TOTAL OPTIONS PURCHASED (Cost $3,099)		1,542

TOTAL INVESTMENT SECURITIES (Cost $17,300,098)—133.8%		17,298,542
Net other assets (liabilities)—(33.8)%		(4,373,273)

NET ASSETS—100.0%		$12,925,269

NM	Not meaningful, amount is less than 0.05%.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring March 2008 (Underlying face amount at value $3,137,160)	39	$(29,094)
S&P MidCap 400 Futures Contract expiring March 2008 (Underlying face amount at value $6,033,000)	15	555,308
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 2/28/08	$(3,379,847)	$(62,456)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 2/28/08	(13,537,205)	(422,082)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (93.8%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $55,173,260 (Collateralized by $57,077,000 of various Federal Home Loan Mortgage Corp. Securities, 2.63%*-2.633%*, 7/21/08-8/21/08, market value $56,354,480)	$55,169,000	$55,169,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $78,820,086 (Collateralized by $80,564,000 of various U.S. Government Agency Obligations, 2.664%*-2.889%*, 2/8/08-4/16/08, market value $80,404,121)	78,814,000	78,814,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $90,918,020 (Collateralized by $93,395,000 of various U.S. Government Agency Obligations, 2.854%*-2.918%*, 4/30/08, market value $92,730,405)	90,911,000	90,911,000

TOTAL REPURCHASE AGREEMENTS (Cost $224,894,000)		224,894,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option 1200 expiring March 2008	1,150	14,318

TOTAL OPTIONS PURCHASED (Cost $28,151)		14,318

TOTAL INVESTMENT SECURITIES (Cost $224,922,151)—93.8%		224,908,318
Net other assets (liabilities)—6.2%		14,756,299

NET ASSETS—100.0%		$239,664,617

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2008 (Underlying face amount at value $63,127,050)	885	$2,651,068
Russell 2000 Futures Contract expiring March 2008 (Underlying face amount at value $165,842,250)	465	14,598,908
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/08	$(115,417,198)	$(1,670,915)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/08	(134,206,468)	(2,191,574)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Dow 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (121.6%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $4,450,344 (Collateralized by $4,553,000 of various U.S. Government Agency Obligations, 2.63%*-2.661%*, 2/29/08-7/21/08, market value $4,542,807)	$4,450,000	$4,450,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $6,357,491 (Collateralized by $6,350,000 of various U.S. Government Agency Obligations, 2.423%*-5.50%, 2/20/08-3/15/11, market value $6,485,667)	6,357,000	6,357,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $7,336,567 (Collateralized by $7,488,000 of various Federal National Mortgage Association Securities, 2.413%*-6.00%, 5/15/08-6/13/08, market value $7,483,514)	7,336,000	7,336,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,143,000)		18,143,000

Options Purchased(NM)
	Contracts
E-Mini Dow Jones Futures Call Option 19000 expiring March 2008	550	1,495

TOTAL OPTIONS PURCHASED (Cost $4,950)		1,495

TOTAL INVESTMENT SECURITIES (Cost $18,147,950)—121.6%		18,144,495
Net other assets (liabilities)—(21.6)%		(3,224,511)

NET ASSETS—100.0%		$14,919,984

*	Represents the effective yield or interest rate in effect at January 31, 2008.
NM	Not meaningful, amount is less than 0.05%.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring March 2008 (Underlying face amount at value $4,286,720)	68	$(39,395)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 2/28/08	$(25,527,579)	$(659,580)

See accompanying notes to the financial statements.

PROFUNDS UltraShort NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (102.3%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $25,195,946 (Collateralized by $26,004,000 of various U.S. Government Agency Obligations, 2.63%*-2.661%*, 2/29/08-7/21/08, market value $25,700,882)	$25,194,000	$25,194,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $35,995,779 (Collateralized by $35,571,000 of various U.S. Government Agency Obligations, 2.889%*-5.50%, 2/20/08-3/15/11, market value $36,713,601)	35,993,000	35,993,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $41,526,207 (Collateralized by $42,675,000 of various U.S. Government Agency Obligations, 2.413%*-2.918%*, 4/30/08-6/13/08, market value $42,355,828)	41,523,000	41,523,000

TOTAL REPURCHASE AGREEMENTS (Cost $102,710,000)		102,710,000

Options Purchased(NM)
	Contracts
NASDAQ-100 Futures Call Option 2800 expiring March 2008	240	1,303

TOTAL OPTIONS PURCHASED (Cost $3,060)		1,303

TOTAL INVESTMENT SECURITIES (Cost $102,713,060)—102.3%		102,711,303
Net other assets (liabilities)—(2.3)%		(2,344,135)

NET ASSETS—100.0%		$100,367,168

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring March 2008 (Underlying face amount at value $10,125,500)	275	$1,019,612
NASDAQ-100 Futures Contract expiring March 2008 (Underlying face amount at value $21,171,500)	115	3,313,208
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 2/28/08	$(126,607,153)	$(2,475,866)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 2/28/08	(44,583,911)	(1,066,037)

See accompanying notes to the financial statements.

PROFUNDS UltraShort International ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (96.7%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $8,889,686 (Collateralized by $9,157,000 of various U.S. Government Agency Obligations, 2.63%*-2.661%*, 2/29/08-7/21/08, market value $9,070,325)	$8,889,000	$8,889,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $12,698,981 (Collateralized by $12,728,000 of various U.S. Government Agency Obligations, 2.423%*-5.625%, 10/15/08-6/29/12, market value $12,952,674)	12,698,000	12,698,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $14,651,131 (Collateralized by $15,057,000 of various Federal National Mortgage Association Securities, 2.413%*-2.854%*, 4/30/08-6/13/08, market value $14,944,312)	14,650,000	14,650,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,237,000)		36,237,000

TOTAL INVESTMENT SECURITIES (Cost $36,237,000)—96.7%		36,237,000
Net other assets (liabilities)—3.3%		1,244,137

NET ASSETS—100.0%		$37,481,137

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 2/28/08	$(72,861,403)	$(792,094)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Emerging Markets ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (102.6%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $10,446,807 (Collateralized by $10,754,000 of various U.S. Government Agency Obligations, 2.63%*-2.661%*, 2/29/08-7/21/08, market value $10,655,373)	$10,446,000	$10,446,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $14,923,152 (Collateralized by $14,978,000 of various U.S. Government Agency Obligations, 2.423%*-5.625%, 10/15/08-6/29/12, market value $15,220,761)	14,922,000	14,922,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $17,216,329 (Collateralized by $17,694,000 of various Federal National Mortgage Association Securities, 2.413%*-2.854%*, 4/30/08-6/13/08, market value $17,560,645)	17,215,000	17,215,000

TOTAL REPURCHASE AGREEMENTS (Cost $42,583,000)		42,583,000

TOTAL INVESTMENT SECURITIES (Cost $42,583,000)—102.6%		42,583,000
Net other assets (liabilities)—(2.6)%		(1,059,107)

NET ASSETS—100.0%		$41,523,893

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index expiring 2/28/08	$(82,787,620)	$(1,498,962)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Latin America ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (94.3%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $599,046 (Collateralized by $620,000 Federal Home Loan Bank, 2.661%*, 2/29/08, market value $618,692)	$599,000	$599,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $856,066 (Collateralized by $880,000 Federal Home Loan Bank, 2.917%*, 2/13/08, market value $879,087)	856,000	856,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $989,076 (Collateralized by $989,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $1,010,329)	989,000	989,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,444,000)		2,444,000

TOTAL INVESTMENT SECURITIES (Cost $2,444,000)—94.3%		2,444,000
Net other assets (liabilities)—5.7%		148,612

NET ASSETS—100.0%		$2,592,612

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Latin America 35 ADR Index expiring 2/28/08	$(5,167,268)	$(186,501)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Japan ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (70.2%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $7,341,567 (Collateralized by $7,583,000 of various U.S. Government Agency Obligations, 2.63%*-2.661%*, 2/29/08-7/21/08, market value $7,492,745)	$7,341,000	$7,341,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $10,487,810 (Collateralized by $10,385,000 of various U.S. Government Agency Obligations, 2.917%*-5.625%, 2/13/08-6/29/12, market value $10,700,094)	10,487,000	10,487,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $12,099,934 (Collateralized by $12,417,000 of various Federal National Mortgage Association Securities, 2.854%*-6.00%, 4/30/08-5/15/08, market value $12,341,789)	12,099,000	12,099,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,927,000)		29,927,000

Options Purchased (0.1%)
	Contracts
Nikkei 225 Futures Call Option 19000 expiring March 2008	300	7,167
Nikkei 225 Futures Call Option 22000 expiring March 2008	1,100	12,681

TOTAL OPTIONS PURCHASED (Cost $35,600)		19,848

TOTAL INVESTMENT SECURITIES (Cost $29,962,600)—70.3%		29,946,848
Net other assets (liabilities)—29.7%		12,666,381

NET ASSETS—100.0%		$42,613,229

*	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring March 2008 (Underlying face amount at value $81,872,000)	1,204	$7,487,155
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 2/28/08	$(1,149,473)	$(24,894)

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (74.9%)
	Shares	Value
Alabama National BanCorp (Banks)	190	$14,867
Amcore Financial, Inc. (Banks)	190	4,212
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	190	4,750
Associated Banc-Corp (Banks)	1,140	32,125
Astoria Financial Corp. (Savings & Loans)	855	23,239
BancorpSouth, Inc. (Banks)	760	18,635
Bank of America Corp. (Banks)	42,845	1,900,176
Bank of Hawaii Corp. (Banks)	475	23,926
BB&T Corp. (Banks)	5,225	189,563
BOK Financial Corp. (Banks)	190	10,351
Cathay Bancorp, Inc. (Banks)	475	12,317
Citigroup, Inc. (Diversified Financial Services)	49,115	1,386,025
Citizens Republic Bancorp, Inc. (Banks)	760	10,746
City National Corp. (Banks)	380	21,614
Comerica, Inc. (Banks)	1,425	62,158
Commerce Bancorp, Inc. (Banks)	1,805	68,789
Commerce Bancshares, Inc. (Banks)	665	29,533
Cullen/Frost Bankers, Inc. (Banks)	570	31,031
Dime Community Bancshares, Inc. (Savings & Loans)	285	4,284
Downey Financial Corp. (Savings & Loans)	190	6,555
East West Bancorp, Inc. (Banks)	570	13,714
F.N.B. Corp. (Banks)	570	8,875
Fifth Third Bancorp (Banks)	4,655	126,150
First BanCorp (Banks)	760	7,266
First Community Bancorp (Banks)	285	10,126
First Horizon National Corp. (Banks)	1,235	26,762
First Midwest Bancorp, Inc. (Banks)	475	14,820
First Niagara Financial Group, Inc. (Savings & Loans)	1,045	13,292
FirstFed Financial Corp.* (Savings & Loans)	95	3,985
FirstMerit Corp. (Banks)	665	14,876
Frontier Financial Corp. (Banks)	380	7,737
Fulton Financial Corp. (Banks)	1,615	20,365
Guaranty Financial Group, Inc.* (Savings & Loans)	285	3,962
Hancock Holding Co. (Banks)	285	11,828
Hudson City Bancorp, Inc. (Savings & Loans)	4,560	74,693
Huntington Bancshares, Inc. (Banks)	3,515	47,277
IndyMac Bancorp, Inc. (Diversified Financial Services)	760	6,209
International Bancshares Corp. (Banks)	475	9,852
J.P. Morgan Chase & Co. (Diversified Financial Services)	32,300	1,535,865
KeyCorp (Banks)	3,515	91,917
Lazard, Ltd.—Class AADR (Diversified Financial Services)	475	18,772
M&T Bank Corp. (Banks)	760	69,745
Marshall & Ilsley Corp. (Banks)	2,375	66,262
National City Corp. (Banks)	5,415	96,333
New York Community Bancorp (Savings & Loans)	3,040	56,392
NewAlliance Bancshares, Inc. (Savings & Loans)	1,045	12,853
Northern Trust Corp. (Banks)	1,900	139,384
Old National Bancorp (Banks)	665	11,172
Pacific Capital Bancorp (Banks)	475	10,213
Park National Corp. (Banks)	95	6,840
People’s United Financial, Inc. (Banks)	1,710	28,882
PFF Bancorp, Inc. (Savings & Loans)	190	2,377

Common Stocks, continued
	Shares	Value
PNC Financial Services Group (Banks)	3,230	$211,953
Popular, Inc. (Banks)	2,470	33,394
Prosperity Bancshares, Inc. (Banks)	380	10,925
Provident Bankshares Corp. (Banks)	285	5,908
Provident Financial Services, Inc. (Savings & Loans)	570	7,838
Regions Financial Corp. (Banks)	6,650	167,846
South Financial Group, Inc. (Banks)	665	11,491
Sovereign Bancorp, Inc. (Savings & Loans)	3,135	39,093
Sterling Bancshares, Inc. (Banks)	665	6,670
Sterling Financial Corp. (Savings & Loans)	475	8,450
SunTrust Banks, Inc. (Banks)	3,325	229,259
Susquehanna Bancshares, Inc. (Banks)	855	18,143
SVB Financial Group* (Banks)	285	13,794
Synovus Financial Corp. (Banks)	2,565	33,884
TCF Financial Corp. (Banks)	1,140	24,225
The Colonial BancGroup, Inc. (Banks)	1,425	22,372
TrustCo Bank Corp. NY (Banks)	665	6,850
Trustmark Corp. (Banks)	475	10,930
U.S. Bancorp (Banks)	16,435	557,968
UCBH Holdings, Inc. (Banks)	950	13,414
Umpqua Holdings Corp. (Banks)	570	9,348
UnionBanCal Corp. (Banks)	475	23,303
United Bankshares, Inc. (Banks)	380	12,221
United Community Banks, Inc. (Banks)	475	9,172
Valley National Bancorp (Banks)	1,140	23,085
Wachovia Corp. (Banks)	18,905	735,972
Washington Federal, Inc. (Savings & Loans)	855	20,879
Washington Mutual, Inc. (Savings & Loans)	8,265	164,639
Webster Financial Corp. (Banks)	475	16,088
Wells Fargo & Co. (Banks)	30,400	1,033,904
Westamerica Bancorp (Banks)	285	14,113
Whitney Holding Corp. (Banks)	665	17,849
Wilmington Trust Corp. (Banks)	665	23,189
Wintrust Financial Corp. (Banks)	190	7,228
Zions Bancorp (Banks)	1,045	57,203

TOTAL COMMON STOCKS (Cost $8,949,970)		10,026,292

Repurchase Agreements (20.3%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $668,052 (Collateralized by $690,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $688,544)	$668,000	668,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $954,074 (Collateralized by $980,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $978,983)	954,000	954,000

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,104,085 (Collateralized by $1,103,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $1,126,788)	$1,104,000	$1,104,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,726,000)		2,726,000

TOTAL INVESTMENT SECURITIES (Cost $11,675,970)—95.2%		12,752,292
Net other assets (liabilities)—4.8%		642,206

NET ASSETS—100.0%		$13,394,498

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 2/26/08	$9,983,802	$751,399

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Banks	49.7%
Diversified Financial Services	21.9%
Savings & Loans	3.3%
Other***	25.1%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (74.8%)
	Shares	Value
AbitibiBowater, Inc.* (Forest Products & Paper)	4,446	$110,127
Air Products & Chemicals, Inc. (Chemicals)	15,561	1,400,801
Airgas, Inc. (Chemicals)	5,434	252,192
AK Steel Holding Corp.* (Iron/Steel)	8,645	413,058
Albemarle Corp. (Chemicals)	5,928	214,949
Alcoa, Inc. (Mining)	65,455	2,166,560
Allegheny Technologies, Inc. (Iron/Steel)	7,410	521,664
Alpha Natural Resources, Inc.* (Coal)	4,940	165,292
Arch Coal, Inc. (Coal)	11,115	489,060
Ashland, Inc. (Chemicals)	4,199	191,180
Avery Dennison Corp. (Household Products/Wares)	7,163	371,187
Cabot Corp. (Chemicals)	4,693	139,523
Cambrex Corp. (Biotechnology)	2,223	21,119
Carpenter Technology Corp. (Iron/Steel)	3,705	228,376
Celanese Corp.—Series A (Chemicals)	11,609	431,623
CF Industries Holdings, Inc. (Chemicals)	3,705	396,176
Chemtura Corp. (Chemicals)	18,525	124,118
Cleveland-Cliffs, Inc. (Iron/Steel)	3,211	327,008
Coeur d’Alene Mines Corp.* (Mining)	41,496	189,637
Commercial Metals Co. (Metal Fabricate/Hardware)	9,139	259,091
CONSOL Energy, Inc. (Coal)	14,079	1,027,767
Cytec Industries, Inc. (Chemicals)	3,211	181,775
Domtar Corp.* (Forest Products & Paper)	35,815	289,027
Du Pont (Chemicals)	69,407	3,135,808
Eastman Chemical Co. (Chemicals)	6,175	407,982
Ecolab, Inc. (Chemicals)	13,585	655,476
Ferro Corp. (Chemicals)	3,458	61,137
FMC Corp. (Chemicals)	5,681	302,002
Foundation Coal Holdings, Inc. (Coal)	3,458	180,853
Freeport-McMoRan Copper & Gold, Inc.— Class B (Mining)	29,393	2,616,859
Fuller (H.B.) Co. (Chemicals)	4,693	97,427
Georgia Gulf Corp. (Chemicals)	2,470	19,266
Hercules, Inc. (Chemicals)	8,892	155,877
Huntsman Corp. (Chemicals)	6,916	167,644
International Coal Group, Inc.* (Coal)	9,386	58,287
International Flavors & Fragrances, Inc. (Chemicals)	5,681	242,067
International Paper Co. (Forest Products & Paper)	33,098	1,067,410
Kaiser Aluminum Corp. (Mining)	988	63,192
Lubrizol Corp. (Chemicals)	5,187	272,888
Massey Energy Co. (Coal)	6,175	229,587
Minerals Technologies, Inc. (Chemicals)	1,482	80,621
Monsanto Co. (Agriculture)	41,743	4,693,583
Neenah Paper, Inc. (Forest Products & Paper)	1,235	33,469
Newmont Mining Corp. (Mining)	33,345	1,811,967
Nucor Corp. (Iron/Steel)	20,254	1,170,681
Olin Corp. (Chemicals)	4,940	101,221
OM Group, Inc.* (Chemicals)	2,470	141,729
Patriot Coal Corp.* (Coal)	1,976	78,546
Peabody Energy Corp. (Coal)	20,501	1,107,464
PPG Industries, Inc. (Chemicals)	12,844	848,860
Praxair, Inc. (Chemicals)	24,453	1,978,492
Reliance Steel & Aluminum Co. (Iron/Steel)	5,187	255,252
Rohm & Haas Co. (Chemicals)	11,856	632,518
RPM, Inc. (Chemicals)	9,386	203,113
RTI International Metals, Inc.* (Mining)	1,729	95,527

Common Stocks, continued
	Shares	Value
Schulman (A.), Inc. (Chemicals)	1,976	$40,291
Sensient Technologies Corp. (Chemicals)	3,705	98,405
Sigma-Aldrich Corp. (Chemicals)	8,645	429,311
Southern Copper Corp. (Mining)	5,681	533,105
Steel Dynamics, Inc. (Iron/Steel)	7,410	386,432
Stillwater Mining Co.* (Mining)	3,458	36,032
Terra Industries, Inc.* (Chemicals)	6,916	311,704
The Dow Chemical Co. (Chemicals)	72,865	2,816,961
The Mosaic Co.* (Chemicals)	11,362	1,034,056
Titanium Metals Corp. (Mining)	6,669	144,984
Tredegar Corp. (Miscellaneous Manufacturing)	1,976	27,387
United States Steel Corp. (Iron/Steel)	9,139	933,183
USEC, Inc.* (Mining)	8,398	67,772
Valspar Corp. (Chemicals)	7,163	143,475
W.R. Grace & Co.* (Chemicals)	4,446	100,569
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,952	35,370
Weyerhaeuser Co. (Forest Products & Paper)	16,549	1,120,698
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,187	85,015
Zep, Inc. (Chemicals)	1,729	28,563

TOTAL COMMON STOCKS (Cost $31,984,085)		41,251,428

Repurchase Agreements (19.7%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $2,669,206 (Collateralized by $2,735,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $2,729,230)	$2,669,000	2,669,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $3,813,294 (Collateralized by $3,550,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $3,889,656)	3,813,000	3,813,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $4,401,340 (Collateralized by $4,481,000 of various Federal National Mortgage Association Securities, 2.413%**-6.00%, 5/15/08-6/13/08, market value $4,489,477)	4,401,000	4,401,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,883,000)		10,883,000

TOTAL INVESTMENT SECURITIES (Cost $42,867,085)—94.5%		52,134,428
Net other assets (liabilities)—5.5%		3,041,299

NET ASSETS—100.0%		$55,175,727

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index expiring 2/26/08	$41,457,266	$3,117,521

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Agriculture	8.5%
Biotechnology	NM
Chemicals	32.4%
Coal	6.0%
Forest Products & Paper	4.8%
Household Products/Wares	0.7%
Iron/Steel	7.6%
Metal Fabricate/Hardware	0.7%
Mining	14.0%
Miscellaneous Manufacturing	0.1%
Other***	25.2%

***	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (73.2%)
	Shares	Value
Abraxis BioScience, Inc.* (Biotechnology)	588	$35,133
Affymetrix, Inc.* (Biotechnology)	7,644	153,339
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,116	268,857
Amgen, Inc.* (Biotechnology)	121,128	5,643,354
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	14,994	444,572
Applera Corp.—Celera Genomics Group* (Biotechnology)	8,820	135,122
Biogen Idec, Inc.* (Biotechnology)	28,234	1,720,862
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	10,584	392,243
Celgene Corp.* (Biotechnology)	42,924	2,408,466
Charles River Laboratories International, Inc.* (Biotechnology)	7,644	474,692
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	6,174	104,896
CV Therapeutics, Inc.* (Pharmaceuticals)	6,174	51,738
Enzo Biochem, Inc.* (Biotechnology)	4,116	38,443
Enzon Pharmaceuticals, Inc.* (Biotechnology)	4,998	41,833
Gen-Probe, Inc.* (Healthcare—Products)	5,880	336,042
Genentech, Inc.* (Biotechnology)	51,744	3,631,911
Genzyme Corp.* (Biotechnology)	21,806	1,703,703
Gilead Sciences, Inc.* (Pharmaceuticals)	103,782	4,741,800
Human Genome Sciences, Inc.* (Biotechnology)	14,994	83,667
Illumina, Inc.* (Biotechnology)	6,174	393,284
ImClone Systems, Inc.* (Pharmaceuticals)	6,762	293,944
Incyte Genomics, Inc.* (Biotechnology)	8,526	102,141
InterMune, Inc.* (Biotechnology)	3,528	59,165
Invitrogen Corp.* (Biotechnology)	5,292	453,366
Medarex, Inc.* (Pharmaceuticals)	14,112	140,979
Millennium Pharmaceuticals, Inc.* (Biotechnology)	35,574	539,658
Myriad Genetics, Inc.* (Biotechnology)	4,998	214,964
Nektar Therapeutics* (Biotechnology)	10,290	73,368
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	4,116	22,185
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	6,174	293,450
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	6,468	257,944
PDL BioPharma, Inc.* (Biotechnology)	12,936	193,134
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	7,056	143,096
Savient Pharmaceuticals, Inc.* (Biotechnology)	5,880	113,778
Techne Corp.* (Healthcare—Products)	4,410	286,650
United Therapeutics Corp.* (Pharmaceuticals)	2,058	172,831
Vertex Pharmaceuticals, Inc.* (Biotechnology)	14,700	299,292

TOTAL COMMON STOCKS (Cost $20,325,857)		26,463,902

Repurchase Agreements (23.6%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $2,094,162 (Collateralized by $2,145,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $2,140,475)	$2,094,000	$2,094,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $2,992,231 (Collateralized by $2,887,000 of various U.S. Government Agency Obligations, 2.917%**-5.50%, 2/13/08-3/15/11, market value $3,054,417)	2,992,000	2,992,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $3,453,267 (Collateralized by $3,516,000 of various Federal National Mortgage Association Securities, 2.413%**-6.00%, 5/15/08-6/13/08, market value $3,523,604)	3,453,000	3,453,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,539,000)		8,539,000

TOTAL INVESTMENT SECURITIES (Cost $28,864,857)—96.8%		35,002,902
Net other assets (liabilities)—3.2%		1,169,082

NET ASSETS—100.0%		$36,171,984

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
**	Represents the effective yield or interest rate in effect at January 31, 2008.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 2/26/08	$27,336,417	$541,316

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Biotechnology	52.4%
Healthcare—Products	1.7%
Pharmaceuticals	19.1%
Other***	26.8%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (75.1%)
	Shares	Value
Acco Brands Corp.* (Household Products/Wares)	66	$894
Activision, Inc.* (Software)	330	8,537
Alberto-Culver Co. (Cosmetics/Personal Care)	99	2,652
Altria Group, Inc. (Agriculture)	2,365	179,314
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	55	1,196
Anheuser-Busch Cos., Inc. (Beverages)	825	38,379
Archer-Daniels-Midland Co. (Agriculture)	660	29,073
ArvinMeritor, Inc. (Auto Parts & Equipment)	77	1,046
Avon Products, Inc. (Cosmetics/Personal Care)	484	16,950
Beazer Homes USA, Inc. (Home Builders)	44	384
Black & Decker Corp. (Hand/Machine Tools)	66	4,788
Blyth, Inc. (Household Products/Wares)	33	719
BorgWarner, Inc. (Auto Parts & Equipment)	132	6,681
Briggs & Stratton Corp. (Machinery—Diversified)	55	1,147
Brown-Forman Corp. (Beverages)	88	5,542
Brunswick Corp. (Leisure Time)	99	1,880
Bunge, Ltd.ADR (Agriculture)	132	15,638
Callaway Golf Co. (Leisure Time)	66	1,183
Campbell Soup Co. (Food)	264	8,345
Carter’s, Inc.* (Apparel)	55	1,013
Centex Corp. (Home Builders)	132	3,667
Champion Enterprises, Inc.* (Home Builders)	88	860
Chiquita Brands International, Inc.* (Food)	44	822
Church & Dwight, Inc. (Household Products/Wares)	77	4,098
Clorox Co. (Household Products/Wares)	154	9,443
Coach, Inc.* (Apparel)	418	13,397
Coca-Cola Co. (Beverages)	2,398	141,890
Coca-Cola Enterprises, Inc. (Beverages)	319	7,359
Colgate-Palmolive Co. (Cosmetics/Personal Care)	583	44,891
ConAgra Foods, Inc. (Food)	550	11,841
Constellation Brands, Inc.* (Beverages)	220	4,598
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	66	1,127
Corn Products International, Inc. (Food)	88	2,974
Crocs, Inc.* (Apparel)	88	3,062
D.R. Horton, Inc. (Home Builders)	308	5,313
Dean Foods Co. (Food)	143	4,004
Del Monte Foods Co. (Food)	220	1,973
Eastman Kodak Co. (Miscellaneous Manufacturing)	319	6,358
Electronic Arts, Inc.* (Software)	352	16,674
Energizer Holdings, Inc.* (Electrical Components & Equipment)	66	6,179
Ethan Allen Interiors, Inc. (Home Furnishings)	33	1,021
Fleetwood Enterprises, Inc.* (Home Builders)	77	360
Flowers Foods, Inc. (Food)	99	2,376
Ford Motor Co.* (Auto Manufacturers)	2,266	15,046
Fossil, Inc.* (Household Products/Wares)	55	1,869
Furniture Brands International, Inc. (Home Furnishings)	55	525
Garmin, Ltd.ADR (Electronics)	143	10,317
General Mills, Inc. (Food)	374	20,424
General Motors Corp. (Auto Manufacturers)	550	15,570
Gentex Corp. (Electronics)	165	2,617
Genuine Parts Co. (Distribution/Wholesale)	187	8,215
Hanesbrands, Inc.* (Apparel)	110	2,817
Hansen Natural Corp.* (Beverages)	88	3,393
Harley-Davidson, Inc. (Leisure Time)	275	11,159

Common Stocks, continued
	Shares	Value
Harman International Industries, Inc. (Home Furnishings)	66	$3,074
Hasbro, Inc. (Toys/Games/Hobbies)	154	3,999
Heinz (H.J.) Co. (Food)	341	14,513
Herbalife, Ltd.ADR (Pharmaceuticals)	55	2,182
Herman Miller, Inc. (Office Furnishings)	66	2,097
HNI Corp. (Office Furnishings)	44	1,481
Hormel Foods Corp. (Food)	88	3,409
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	55	544
Interface, Inc.—Class A (Office Furnishings)	66	1,053
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	33	777
Jarden Corp.* (Household Products/Wares)	77	1,928
JM Smucker Co. (Food)	66	3,084
Johnson Controls, Inc. (Auto Parts & Equipment)	660	23,344
Jones Apparel Group, Inc. (Apparel)	99	1,663
KB Home (Home Builders)	88	2,420
Kellogg Co. (Food)	286	13,699
Kellwood Co. (Apparel)	22	440
Kimberly-Clark Corp. (Household Products/Wares)	484	31,775
Kraft Foods, Inc. (Food)	1,738	50,854
La-Z-Boy, Inc. (Home Furnishings)	55	419
Lancaster Colony Corp. (Miscellaneous Manufacturing)	22	767
Lear Corp.* (Auto Parts & Equipment)	77	2,261
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	187	3,557
Lennar Corp.—Class A (Home Builders)	143	2,946
Liz Claiborne, Inc. (Apparel)	110	2,408
Loews Corp.—Carolina Group (Agriculture)	121	9,938
M.D.C. Holdings, Inc. (Home Builders)	44	2,036
Martek Biosciences Corp.* (Biotechnology)	33	940
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	55	1,551
Mattel, Inc. (Toys/Games/Hobbies)	418	8,782
McCormick & Co., Inc. (Food)	121	4,080
Meritage Homes Corp.* (Home Builders)	22	353
Modine Manufacturing Co. (Auto Parts & Equipment)	33	510
Mohawk Industries, Inc.* (Textiles)	66	5,275
Molson Coors Brewing Co.—Class B (Beverages)	176	7,862
Monaco Coach Corp. (Home Builders)	33	336
NBTY, Inc.* (Pharmaceuticals)	66	1,599
Newell Rubbermaid, Inc. (Housewares)	319	7,694
NIKE, Inc.—Class B (Apparel)	407	25,136
Nu Skin Enterprises, Inc. (Retail)	55	904
Nutri/System, Inc.* (Commercial Services)	33	944
NVR, Inc.* (Home Builders)	11	6,946
PepsiAmericas, Inc. (Beverages)	77	1,897
PepsiCo, Inc. (Beverages)	1,815	123,765
Phillips-Van Heusen Corp. (Apparel)	66	2,781
Pilgrim’s Pride Corp. (Food)	44	1,075
Polaris Industries, Inc. (Leisure Time)	44	1,911
Pool Corp. (Distribution/Wholesale)	55	1,355
Procter & Gamble Co. (Cosmetics/Personal Care)	3,509	231,419
Pulte Homes, Inc. (Home Builders)	242	3,954
Quiksilver, Inc.* (Apparel)	143	1,363
Ralcorp Holdings, Inc.* (Food)	33	1,796
Reynolds American, Inc. (Agriculture)	187	11,843
Sara Lee Corp. (Food)	814	11,445
Select Comfort Corp.* (Retail)	55	432

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Smithfield Foods, Inc.* (Food)	143	$3,983
Snap-on, Inc. (Hand/Machine Tools)	66	3,242
Standard Pacific Corp. (Home Builders)	77	293
Steelcase, Inc.—Class A (Office Furnishings)	66	1,012
Superior Industries International, Inc. (Auto Parts & Equipment)	22	401
Take-Two Interactive Software, Inc.* (Software)	77	1,266
Tempur-Pedic International, Inc. (Home Furnishings)	77	1,526
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	121	5,106
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	242	6,091
The Hain Celestial Group, Inc.* (Food)	44	1,188
The Hershey Co. (Food)	176	6,371
The Pepsi Bottling Group, Inc. (Beverages)	154	5,367
The Ryland Group, Inc. (Home Builders)	44	1,483
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	44	1,718
The Stanley Works (Hand/Machine Tools)	88	4,520
The Timberland Co.—Class A* (Apparel)	55	903
The Warnaco Group, Inc.* (Apparel)	55	1,974
Thor Industries, Inc. (Home Builders)	44	1,554
THQ, Inc.* (Software)	77	1,387
Toll Brothers, Inc.* (Home Builders)	154	3,585
Tootsie Roll Industries, Inc. (Food)	22	550
TreeHouse Foods, Inc.* (Food)	33	689
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	55	1,261
Tupperware Corp. (Household Products/Wares)	66	2,442
Tyson Foods, Inc.—Class A (Food)	319	4,546
Under Armour, Inc.—Class A* (Retail)	33	1,328
Universal Corp. (Agriculture)	33	1,644
UST, Inc. (Agriculture)	176	9,145
V. F. Corp. (Apparel)	99	7,660
Visteon Corp.* (Auto Parts & Equipment)	143	572
WABCO Holdings, Inc. (Auto Parts & Equipment)	66	2,659
WD-40 Co. (Household Products/Wares)	22	743
Weight Watchers International, Inc. (Commercial Services)	44	1,874
Whirlpool Corp. (Home Furnishings)	88	7,490
Winnebago Industries, Inc. (Home Builders)	33	695
Wolverine World Wide, Inc. (Apparel)	55	1,392
Wrigley (WM.) Jr. Co. (Food)	242	13,898

TOTAL COMMON STOCKS (Cost $1,097,869)		1,477,774

Repurchase Agreements (23.6%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $113,009 (Collateralized by $120,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $119,747)	$113,000	113,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $161,012 (Collateralized by $170,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $169,824)	161,000	161,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $190,015 (Collateralized by $179,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $194,886)	$190,000	$190,000

TOTAL REPURCHASE AGREEMENTS (Cost $464,000)		464,000

TOTAL INVESTMENT SECURITIES (Cost $1,561,869)—98.7%		1,941,774
Net other assets (liabilities)—1.3%		25,098

NET ASSETS—100.0%		$1,966,872

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
**	Represents the effective yield or interest rate in effect at January 31, 2008.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Goods Index expiring 2/26/08	$1,437,971	$26,102

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Agriculture	13.1%
Apparel	3.4%
Auto Manufacturers	1.6%
Auto Parts & Equipment	2.4%
Beverages	17.4%
Biotechnology	NM
Commercial Services	0.1%
Cosmetics/Personal Care	15.4%
Distribution/Wholesale	0.5%
Electrical Components & Equipment	0.3%
Electronics	0.6%
Food	9.4%
Hand/Machine Tools	0.6%
Home Builders	1.8%
Home Furnishings	0.8%
Household Products/Wares	2.7%
Housewares	0.4%
Leisure Time	0.9%
Machinery—Diversified	0.1%
Miscellaneous Manufacturing	0.5%
Office Furnishings	0.4%
Pharmaceuticals	0.2%
Retail	0.1%
Software	1.4%
Textiles	0.3%
Toys/Games/Hobbies	0.7%
Other***	24.9%

***	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (75.0%)
	Shares	Value
Abercrombie & Fitch Co.—Class A (Retail)	95	$ 7,571
Advance Auto Parts, Inc. (Retail)	114	4,068
Aeropostale, Inc.* (Retail)	95	2,676
Alaska Air Group, Inc.* (Airlines)	57	1,442
Amazon.com, Inc.* (Internet)	361	28,050
American Eagle Outfitters, Inc. (Retail)	228	5,251
American Greetings Corp.—Class A (Household Products/Wares)	57	1,170
AmerisourceBergen Corp. (Pharmaceuticals)	209	9,750
AMR Corp.* (Airlines)	266	3,708
AnnTaylor Stores Corp.* (Retail)	76	1,911
Apollo Group, Inc.—Class A* (Commercial Services)	171	13,636
Arbitron, Inc. (Commercial Services)	38	1,519
AutoNation, Inc.* (Retail)	171	2,784
AutoZone, Inc.* (Retail)	57	6,890
Avid Technology, Inc.* (Software)	57	1,477
Avis Budget Group, Inc.* (Commercial Services)	114	1,522
Bally Technologies, Inc.* (Entertainment)	57	2,715
Barnes & Noble, Inc. (Retail)	57	1,935
Bed Bath & Beyond, Inc.* (Retail)	323	10,414
Belo Corp.—Class A (Media)	114	1,894
Best Buy Co., Inc. (Retail)	399	19,475
Big Lots, Inc.* (Retail)	114	1,979
BJ’s Wholesale Club, Inc.* (Retail)	76	2,465
Bob Evans Farms, Inc. (Retail)	38	1,130
Boyd Gaming Corp. (Lodging)	76	2,031
Brinker International, Inc. (Retail)	133	2,475
Cablevision Systems Corp.—Class A* (Media)	266	6,246
Cardinal Health, Inc. (Pharmaceuticals)	437	25,333
Career Education Corp.* (Commercial Services)	114	2,478
Carmax, Inc.* (Retail)	266	5,932
Carnival Corp.—Class AADR (Leisure Time)	513	22,823
Casey’s General Stores, Inc. (Retail)	57	1,482
CBS Corp.—Class B (Media)	703	17,709
Cheesecake Factory, Inc.* (Retail)	76	1,661
Chemed Corp. (Commercial Services)	38	1,947
Chico’s FAS, Inc.* (Retail)	209	2,255
Chipotle Mexican Grill, Inc.—Class B* (Retail)	19	1,821
Choice Hotels International, Inc. (Lodging)	38	1,269
Circuit City Stores, Inc. (Retail)	209	1,137
Clear Channel Communications, Inc. (Media)	532	16,338
CNET Networks, Inc.* (Internet)	171	1,349
Collective Brands, Inc.* (Retail)	76	1,339
Comcast Corp.—Special Class A* (Media)	3,458	62,797
Continental Airlines, Inc.—Class B* (Airlines)	114	3,102
Copart, Inc.* (Retail)	76	3,107
Corinthian Colleges, Inc.* (Commercial Services)	95	803
Costco Wholesale Corp. (Retail)	532	36,144
CTC Media, Inc.* (Media)	38	1,014
CVS Corp. (Retail)	1,767	69,037
Darden Restaurants, Inc. (Retail)	152	4,305
Delta Air Lines, Inc.* (Airlines)	323	5,436
DeVry, Inc. (Commercial Services)	76	4,194
Dick’s Sporting Goods, Inc.* (Retail)	95	3,092
Dillards, Inc.—Class A (Retail)	76	1,507
DIRECTV Group, Inc.* (Media)	836	18,877
Discovery Holding Co.—Class A* (Media)	323	7,500
DISH Network Corp.—Class A* (Media)	247	6,975
Dollar Tree Stores, Inc.* (Retail)	114	3,193

Common Stocks, continued
	Shares	Value
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	76	$1,858
Dun & Bradstreet Corp. (Software)	76	6,990
eBay, Inc.* (Internet)	1,406	37,807
Expedia, Inc.* (Internet)	247	5,686
FactSet Research Systems, Inc. (Computers)	57	3,188
Family Dollar Stores, Inc. (Retail)	152	3,197
Foot Locker, Inc. (Retail)	190	2,601
GameStop Corp.—Class A* (Retail)	171	8,846
Gannett Co., Inc. (Media)	285	10,545
Gaylord Entertainment Co.* (Lodging)	57	1,664
Gemstar-TV Guide International, Inc.* (Media)	304	1,310
Getty Images, Inc.* (Advertising)	57	1,425
GUESS?, Inc. (Apparel)	57	2,127
H & R Block, Inc. (Commercial Services)	380	7,323
Hertz Global Holdings, Inc.* (Commercial Services)	152	2,268
Home Depot, Inc. (Retail)	2,014	61,769
IAC/InterActiveCorp* (Internet)	228	5,914
Idearc, Inc. (Media)	171	2,780
IHS, Inc.—Class A* (Computers)	38	2,354
International Game Technology (Entertainment)	380	16,215
International Speedway Corp. (Entertainment)	38	1,556
Interpublic Group of Cos., Inc.* (Advertising)	551	4,920
ITT Educational Services, Inc.* (Commercial Services)	38	3,471
J. Crew Group, Inc.* (Retail)	57	2,606
J.C. Penney Co., Inc. (Retail)	228	10,809
Jack in the Box, Inc.* (Retail)	76	2,221
JetBlue Airways Corp.* (Airlines)	190	1,313
John Wiley & Sons, Inc. (Media)	57	2,247
Kohls Corp.* (Retail)	342	15,609
Kroger Co. (Food)	760	19,342
Lamar Advertising Co. (Advertising)	76	3,277
Las Vegas Sands Corp.* (Lodging)	133	11,660
Liberty Global, Inc.—Class A* (Media)	209	8,446
Liberty Global, Inc.—Series C* (Media)	209	7,775
Liberty Media Holding Corp.—Capital Series A* (Media)	152	16,358
Liberty Media Holding Corp.—Interactive Series A* (Internet)	684	10,882
Life Time Fitness, Inc.* (Leisure Time)	38	1,685
Limited, Inc. (Retail)	361	6,892
Live Nation, Inc.* (Commercial Services)	95	1,036
Longs Drug Stores Corp. (Retail)	38	1,748
Lowe’s Cos., Inc. (Retail)	1,767	46,720
Macy’s, Inc. (Retail)	513	14,179
Marriott International, Inc.—Class A (Lodging)	380	13,665
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	38	1,857
McDonald’s Corp. (Retail)	1,444	77,326
McGraw-Hill Cos., Inc. (Media)	399	17,061
McKesson Corp. (Commercial Services)	342	21,474
Meredith Corp. (Media)	38	1,786
MGM Grand, Inc.* (Commercial Services)	152	11,129
NAVTEQ* (Software)	114	8,425
Netflix, Inc.* (Internet)	57	1,434
News Corp.—Class A (Media)	2,698	50,992
Nordstrom, Inc. (Retail)	247	9,608
Northwest Airlines Corp.* (Airlines)	285	5,332
O’Reilly Automotive, Inc.* (Retail)	133	3,914

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Office Depot, Inc.* (Retail)	323	$4,790
OfficeMax, Inc. (Retail)	95	2,353
Omnicare, Inc. (Pharmaceuticals)	152	3,365
Omnicom Group, Inc. (Advertising)	399	18,103
Orient-Express Hotels, Ltd.—Class AADR (Lodging)	57	2,950
Pacific Sunwear of California, Inc.* (Retail)	76	845
Panera Bread Co.—Class A* (Retail)	38	1,436
Penn National Gaming* (Entertainment)	95	4,954
Performance Food Group Co.* (Food)	38	1,202
PetSmart, Inc. (Retail)	171	3,911
Pinnacle Entertainment, Inc.* (Entertainment)	76	1,387
Polo Ralph Lauren Corp. (Apparel)	76	4,605
Priceline.com, Inc.* (Internet)	38	4,124
R.H. Donnelley Corp.* (Advertising)	76	2,285
RadioShack Corp. (Retail)	152	2,637
Regal Entertainment Group—Class A (Entertainment)	95	1,761
Regis Corp. (Retail)	57	1,444
Rent-A-Center, Inc.* (Commercial Services)	76	1,300
Rite Aid Corp.* (Retail)	646	1,912
Ross Stores, Inc. (Retail)	171	4,985
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	171	6,888
Safeway, Inc. (Food)	532	16,487
Saks, Inc.* (Retail)	152	2,744
Sally Beauty Holdings, Inc.* (Retail)	95	775
Scholastic Corp.* (Media)	38	1,302
Scientific Games Corp.—Class A* (Entertainment)	76	1,809
Sears Holdings Corp.* (Retail)	95	10,497
Service Corp. International (Commercial Services)	342	4,114
Sirius Satellite Radio, Inc.* (Media)	1,577	5,046
SkyWest, Inc. (Airlines)	76	1,978
Sonic Corp.* (Retail)	76	1,686
Sotheby’s (Commercial Services)	76	2,361
Southwest Airlines Co. (Airlines)	874	10,252
Staples, Inc. (Retail)	836	20,014
Starbucks Corp.* (Retail)	874	16,527
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	247	11,177
Strayer Education, Inc. (Commercial Services)	19	3,279
SuperValu, Inc. (Food)	247	7,425
Sysco Corp. (Food)	722	20,974
Target Corp. (Retail)	893	49,633
The E.W. Scripps Co.—Class A (Media)	95	3,868
The Gap, Inc. (Retail)	703	13,441
The Gymboree Corp.* (Apparel)	38	1,452
The Men’s Wearhouse, Inc. (Retail)	57	1,453
The New York Times Co.—Class A (Media)	171	2,863
Tiffany & Co. (Retail)	171	6,823
Time Warner Cable, Inc.—Class A* (Media)	190	4,780
Time Warner, Inc. (Media)	4,313	67,887
TJX Cos., Inc. (Retail)	532	16,790
Tractor Supply Co.* (Retail)	38	1,465
UAL Corp. (Airlines)	133	5,047
United Natural Foods, Inc.* (Food)	38	911
Urban Outfitters, Inc.* (Retail)	133	3,857
US Airways Group, Inc.* (Airlines)	95	1,312
Vail Resorts, Inc.* (Entertainment)	38	1,799
ValueClick, Inc.* (Internet)	114	2,489
VCA Antech, Inc.* (Pharmaceuticals)	95	3,673
Viacom, Inc.—Class B* (Media)	665	25,775

Common Stocks, continued
	Shares	Value
Wal-Mart Stores, Inc. (Retail)	3,002	$152,742
Walgreen Co. (Retail)	1,178	41,360
Walt Disney Co. (Media)	2,128	63,691
Washington Post Co.—Class B (Media)	19	14,136
Wendy’s International, Inc. (Retail)	95	2,320
Whole Foods Market, Inc. (Food)	171	6,744
Williams Sonoma, Inc. (Retail)	114	3,064
WMS Industries, Inc.* (Leisure Time)	57	2,132
Wyndham Worldwide Corp. (Lodging)	209	4,924
Wynn Resorts, Ltd. (Lodging)	76	8,738
XM Satellite Radio Holdings, Inc.—Class A* (Media)	361	4,476
YUM! Brands, Inc. (Retail)	608	20,769
Zale Corp.* (Retail)	57	935

TOTAL COMMON STOCKS (Cost $1,737,651)		1,843,795

Repurchase Agreements (18.1%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $108,008 (Collateralized by $115,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $114,757)	$108,000	108,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $155,012 (Collateralized by $165,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $164,829)	155,000	155,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $181,014 (Collateralized by $171,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $186,176)	181,000	181,000

TOTAL REPURCHASE AGREEMENTS (Cost $444,000)		444,000

TOTAL INVESTMENT SECURITIES (Cost $2,181,651)—93.1%		2,287,795
Net other assets (liabilities)—6.9%		169,527

NET ASSETS—100.0%		$2,457,322

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 2/26/08	$1,855,597	$37,320

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising	1.2%
Airlines	1.6%
Apparel	0.4%
Commercial Services	3.4%
Computers	0.2%
Entertainment	1.6%
Food	2.9%
Household Products/Wares	NM
Internet	3.9%
Leisure Time	1.4%
Lodging	2.3%
Media	18.4%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	1.6%
Retail	35.3%
Software	0.7%
Other***	25.0%

***	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (74.9%)
	Shares	Value
ACE, Ltd.ADR (Insurance)	1,474	$ 85,993
Affiliated Managers Group, Inc.* (Diversified Financial Services)	134	13,174
AFLAC, Inc. (Insurance)	2,278	139,710
Alabama National BanCorp (Banks)	134	10,486
Alexandria Real Estate Equities, Inc. (REIT)	134	13,163
Allied World Assurance Holdings, Ltd.ADR (Insurance)	134	6,382
Allstate Corp. (Insurance)	2,680	132,044
AMB Property Corp. (REIT)	402	20,341
Ambac Financial Group, Inc. (Insurance)	536	6,282
American Express Co. (Diversified Financial Services)	4,824	237,920
American Financial Group, Inc. (Insurance)	268	7,432
American International Group, Inc. (Insurance)	10,452	576,532
American National Insurance Co. (Insurance)	134	16,805
AmeriCredit Corp.* (Diversified Financial Services)	536	7,134
Ameriprise Financial, Inc. (Diversified Financial Services)	1,072	59,292
Annaly Mortgage Management, Inc. (REIT)	1,876	36,995
AON Corp. (Insurance)	1,206	52,485
Apartment Investment and Management Co.—Class A (REIT)	402	15,935
Arch Capital Group, Ltd.ADR (Insurance)	268	18,883
Arthur J. Gallagher & Co. (Insurance)	402	10,215
Aspen Insurance Holdings, Ltd.ADR (Insurance)	402	11,344
Associated Banc-Corp (Banks)	536	15,104
Assurant, Inc. (Insurance)	402	26,086
Assured Guaranty, Ltd.ADR (Insurance)	268	6,341
Astoria Financial Corp. (Savings & Loans)	402	10,926
Avalonbay Communities, Inc. (REIT)	402	37,768
Axis Capital Holdings, Ltd.ADR (Insurance)	670	26,827
BancorpSouth, Inc. (Banks)	402	9,857
Bank of America Corp. (Banks)	21,038	933,035
Bank of Hawaii Corp. (Banks)	268	13,499
Bank of New York Mellon Corp. (Banks)	5,360	249,937
BB&T Corp. (Banks)	2,546	92,369
Bear Stearns Cos., Inc. (Diversified Financial Services)	536	48,401
BioMed Realty Trust, Inc. (REIT)	268	6,185
BlackRock, Inc.—Class A (Diversified Financial Services)	134	29,627
BOK Financial Corp. (Banks)	134	7,300
Boston Properties, Inc. (REIT)	536	49,269
Brandywine Realty Trust (REIT)	402	7,578
BRE Properties, Inc.—Class A (REIT)	268	11,682
Brookfield Properties Corp.ADR (Real Estate)	938	19,051
Brown & Brown, Inc. (Insurance)	536	12,065
Camden Property Trust (REIT)	268	13,226
Capital One Financial Corp. (Diversified Financial Services)	2,010	110,168
CapitalSource, Inc. (Diversified Financial Services)	670	10,995
Cathay Bancorp, Inc. (Banks)	268	6,949
CB Richard Ellis Group, Inc.—Class A (Real Estate)	938	18,207
CBL & Associates Properties, Inc. (REIT)	268	7,123
Chubb Corp. (Insurance)	1,742	90,218
Cincinnati Financial Corp. (Insurance)	670	25,822

Common Stocks, continued
	Shares	Value
CIT Group, Inc. (Diversified Financial Services)	938	$26,226
Citigroup, Inc. (Diversified Financial Services)	22,646	639,070
Citizens Republic Bancorp, Inc. (Banks)	402	5,684
City National Corp. (Banks)	134	7,622
CME Group, Inc. (Diversified Financial Services)	268	165,865
Comerica, Inc. (Banks)	670	29,225
Commerce Bancorp, Inc. (Banks)	938	35,747
Commerce Bancshares, Inc. (Banks)	268	11,902
Conseco, Inc. (Insurance)	938	11,294
Corporate Office Properties Trust (REIT)	268	8,584
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,680	18,653
Cullen/Frost Bankers, Inc. (Banks)	268	14,590
DCT Industrial Trust, Inc. (REIT)	804	7,614
Delphi Financial Group, Inc.—Class A (Insurance)	268	8,410
Developers Diversified Realty Corp. (REIT)	536	22,056
DiamondRock Hospitality Co. (REIT)	402	5,286
Digital Realty Trust, Inc. (REIT)	268	9,576
Discover Financial Services (Diversified Financial Services)	2,010	35,175
Douglas Emmett, Inc. (REIT)	402	9,186
Duke-Weeks Realty Corp. (REIT)	670	15,839
E* TRADE Financial Corp. (Diversified Financial Services)	2,010	9,990
East West Bancorp, Inc. (Banks)	268	6,448
Eaton Vance Corp. (Diversified Financial Services)	536	19,977
Endurance Specialty Holdings, Ltd.ADR (Insurance)	268	10,859
Entertainment Properties Trust (REIT)	134	6,633
Equifax, Inc. (Commercial Services)	670	24,850
Equity Residential Properties Trust (REIT)	1,206	45,116
Erie Indemnity Co.—Class A (Insurance)	268	13,569
Essex Property Trust, Inc. (REIT)	134	13,884
Everest Re Group, Ltd.ADR (Insurance)	268	27,253
Fannie Mae (Diversified Financial Services)	4,556	154,266
Federal Realty Investment Trust (REIT)	268	19,778
Federated Investors, Inc.—Class B (Diversified Financial Services)	402	17,113
Fidelity National Title Group, Inc.—Class A (Insurance)	1,072	21,108
Fifth Third Bancorp (Banks)	2,278	61,734
First American Financial Corp. (Insurance)	402	17,507
First Community Bancorp (Banks)	134	4,761
First Horizon National Corp. (Banks)	536	11,615
First Industrial Realty Trust, Inc. (REIT)	268	9,334
First Midwest Bancorp, Inc. (Banks)	268	8,362
First Niagara Financial Group, Inc. (Savings & Loans)	536	6,818
FirstMerit Corp. (Banks)	402	8,993
Forest City Enterprises, Inc.—Class A (Real Estate)	268	10,680
Franklin Resources, Inc. (Diversified Financial Services)	804	83,801
Freddie Mac (Diversified Financial Services)	3,082	93,662
Fulton Financial Corp. (Banks)	804	10,138
General Growth Properties, Inc. (REIT)	1,072	39,149

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Genworth Financial, Inc.—Class A (Diversified Financial Services)	2,010	$48,923
Hanover Insurance Group, Inc. (Insurance)	268	12,207
Hartford Financial Services Group, Inc. (Insurance)	1,474	119,055
HCC Insurance Holdings, Inc. (Insurance)	536	14,933
HCP, Inc. (REIT)	1,072	32,600
Health Care REIT, Inc. (REIT)	402	17,242
Healthcare Realty Trust, Inc. (REIT)	268	6,922
Highwoods Properties, Inc. (REIT)	268	8,021
Hilb, Rogal, and Hobbs Co. (Insurance)	134	4,848
Home Properties, Inc. (REIT)	134	6,431
Hospitality Properties Trust (REIT)	402	13,648
Host Marriott Corp. (REIT)	2,412	40,377
HRPT Properties Trust (REIT)	1,072	8,522
Hudson City Bancorp, Inc. (Savings & Loans)	2,278	37,314
Huntington Bancshares, Inc. (Banks)	1,742	23,430
IntercontinentalExchange, Inc.* (Diversified Financial Services)	268	37,509
International Bancshares Corp. (Banks)	268	5,558
Investment Technology Group, Inc.* (Diversified Financial Services)	268	12,588
IPC Holdings, Ltd.ADR (Insurance)	268	6,896
iStar Financial, Inc. (REIT)	536	14,300
J.P. Morgan Chase & Co. (Diversified Financial Services)	15,812	751,861
Janus Capital Group, Inc. (Diversified Financial Services)	804	21,716
Jefferies Group, Inc. (Diversified Financial Services)	536	10,838
Jones Lang LaSalle, Inc. (Real Estate)	134	10,425
KeyCorp (Banks)	1,742	45,553
Kilroy Realty Corp. (REIT)	134	6,570
Kimco Realty Corp. (REIT)	1,072	38,388
Knight Capital Group, Inc.—Class A (Diversified Financial Services)	402	6,734
LaSalle Hotel Properties (REIT)	134	3,673
Lazard, Ltd.—Class AADR (Diversified Financial Services)	268	10,591
Legg Mason, Inc. (Diversified Financial Services)	670	48,240
Liberty Property Trust (REIT)	402	12,908
Lincoln National Corp. (Insurance)	1,206	65,558
Loews Corp. (Insurance)	2,144	100,103
M&T Bank Corp. (Banks)	402	36,892
Mack-Cali Realty Corp. (REIT)	268	9,519
Marsh & McLennan Cos., Inc. (Insurance)	2,546	70,270
Marshall & Ilsley Corp. (Banks)	1,206	33,647
MasterCard, Inc.—Class A (Software)	268	55,476
MBIA, Inc. (Insurance)	536	8,308
Mercury General Corp. (Insurance)	134	6,444
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,752	211,613
MetLife, Inc. (Insurance)	2,144	126,432
MF Global, Ltd.ADR* (Diversified Financial Services)	402	12,080
MGIC Investment Corp. (Insurance)	402	7,437
Mid-America Apartment Communities, Inc. (REIT)	134	6,139
Moneygram International, Inc. (Software)	402	2,147

Common Stocks, continued
	Shares	Value
Montpelier Re Holdings, Ltd.ADR (Insurance)	402	$6,890
Moody’s Corp. (Commercial Services)	1,072	37,509
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,556	225,203
NASDAQ Stock Market, Inc. (Diversified Financial Services)	536	24,801
National City Corp. (Banks)	2,680	47,677
National Financial Partners (Diversified Financial Services)	134	4,837
National Retail Properties, Inc. (REIT)	268	6,089
Nationwide Financial Services (Insurance)	268	11,838
Nationwide Health Properties, Inc. (REIT)	402	12,687
New York Community Bancorp (Savings & Loans)	1,474	27,343
NewAlliance Bancshares, Inc. (Savings & Loans)	536	6,593
Northern Trust Corp. (Banks)	938	68,812
Nymex Holdings, Inc. (Diversified Financial Services)	268	30,820
NYSE Euronext (Diversified Financial Services)	938	73,774
Old Republic International Corp. (Insurance)	1,072	16,005
PartnerRe, Ltd.ADR (Insurance)	268	21,247
Pennsylvania REIT (REIT)	134	3,571
People’s United Financial, Inc. (Banks)	536	9,053
Philadelphia Consolidated Holding Corp. (Insurance)	268	9,594
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	268	9,045
Plum Creek Timber Co., Inc. (Forest Products & Paper)	804	33,567
PMI Group, Inc. (Insurance)	402	3,819
PNC Financial Services Group (Banks)	1,608	105,517
Popular, Inc. (Banks)	1,206	16,305
Post Properties, Inc. (REIT)	268	11,328
Potlatch Corp. (Forest Products & Paper)	134	5,753
Principal Financial Group, Inc. (Insurance)	1,206	71,890
ProAssurance Corp. (Insurance)	134	7,732
Progressive Corp. (Insurance)	3,082	57,202
ProLogis (REIT)	1,206	71,576
Prosperity Bancshares, Inc. (Banks)	268	7,705
Protective Life Corp. (Insurance)	268	10,650
Prudential Financial, Inc. (Insurance)	2,144	180,889
Public Storage, Inc. (REIT)	536	41,942
Raymond James Financial Corp. (Diversified Financial Services)	402	11,292
Rayonier, Inc. (Forest Products & Paper)	402	17,013
Realty Income Corp. (REIT)	536	13,068
Regency Centers Corp. (REIT)	268	16,463
Regions Financial Corp. (Banks)	3,216	81,172
Reinsurance Group of America, Inc. (Insurance)	134	7,768
RenaissanceRe HoldingsADR (Insurance)	268	15,273
RLI Corp. (Insurance)	134	7,558
SAFECO Corp. (Insurance)	402	21,455
SEI Investments Co. (Software)	670	18,559
Selective Insurance Group, Inc. (Insurance)	268	6,408
Senior Housing Properties Trust (REIT)	402	9,001
Simon Property Group, Inc. (REIT)	1,072	95,815
SL Green Realty Corp. (REIT)	268	24,873
SLM Corp. (Diversified Financial Services)	2,278	49,547
South Financial Group, Inc. (Banks)	402	6,947

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Sovereign Bancorp, Inc. (Savings & Loans)	1,608	$20,052
St. Joe Co. (Real Estate)	402	15,606
StanCorp Financial Group, Inc. (Insurance)	268	13,188
State Street Corp. (Banks)	1,742	143,053
Strategic Hotels & Resorts, Inc. (REIT)	402	5,769
Sunstone Hotel Investors, Inc. (REIT)	268	4,460
SunTrust Banks, Inc. (Banks)	1,608	110,872
Susquehanna Bancshares, Inc. (Banks)	402	8,530
SVB Financial Group (Banks)	134	6,486
Synovus Financial Corp. (Banks)	1,340	17,701
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,206	61,012
Taubman Centers, Inc. (REIT)	268	13,440
TCF Financial Corp. (Banks)	536	11,390
TD Ameritrade Holding Corp. (Diversified Financial Services)	1,072	20,111
The Charles Schwab Corp. (Diversified Financial Services)	4,422	98,611
The Colonial BancGroup, Inc. (Banks)	670	10,519
The Commerce Group, Inc. (Insurance)	268	9,688
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,742	349,741
The Macerich Co. (REIT)	402	27,485
The Phoenix Cos., Inc. (Insurance)	536	5,805
The Travelers Companies, Inc. (Insurance)	3,082	148,244
Thornburg Mortgage Asset Corp. (REIT)	670	7,504
Torchmark Corp. (Insurance)	402	24,546
Transatlantic Holdings, Inc. (Insurance)	134	9,139
Trustmark Corp. (Banks)	268	6,167
U.S. Bancorp (Banks)	8,040	272,958
UCBH Holdings, Inc. (Banks)	536	7,568
UDR, Inc. (REIT)	670	15,296
UnionBanCal Corp. (Banks)	268	13,148
United Bankshares, Inc. (Banks)	268	8,619
Unitrin, Inc. (Insurance)	268	11,028
UnumProvident Corp. (Insurance)	1,742	39,404
Valley National Bancorp (Banks)	536	10,854
Ventas, Inc. (REIT)	670	29,614
Vornado Realty Trust (REIT)	670	60,568
W.R. Berkley Corp. (Insurance)	804	24,329
Wachovia Corp. (Banks)	9,246	359,947
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	402	13,338
Washington Federal, Inc. (Savings & Loans)	402	9,817
Washington Mutual, Inc. (Savings & Loans)	4,020	80,078
Washington REIT (REIT)	268	8,431
Webster Financial Corp. (Banks)	268	9,077
Weingarten Realty Investors (REIT)	402	13,515
Wells Fargo & Co. (Banks)	15,008	510,422
Westamerica Bancorp (Banks)	134	6,636
Whitney Holding Corp. (Banks)	268	7,193
Willis Group Holdings, Ltd.ADR (Insurance)	536	18,889
Wilmington Trust Corp. (Banks)	268	9,345
XL Capital, Ltd.—Class AADR (Insurance)	804	36,180
Zenith National Insurance Corp. (Insurance)	134	5,336
Zions Bancorp (Banks)	536	29,341

TOTAL COMMON STOCKS (Cost $10,597,264)		11,851,575

Repurchase Agreements (19.8%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $766,059 (Collateralized by $790,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $788,333)	$766,000	$766,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,095,085 (Collateralized by $1,120,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $1,118,838)	1,095,000	1,095,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,267,098 (Collateralized by $1,266,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $1,293,303)	1,267,000	1,267,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,128,000)		3,128,000

TOTAL INVESTMENT SECURITIES (Cost $13,725,264)—94.7%		14,979,575
Net other assets (liabilities)—5.3%		845,635

NET ASSETS—100.0%		$15,825,210

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index expiring 2/26/08	$11,877,548	$404,784

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Banks	22.9%
Commercial Services	0.4%
Diversified Financial Services	24.7%
Forest Products & Paper	0.3%
Insurance	17.2%
REIT	7.2%
Real Estate	0.5%
Savings & Loans	1.2%
Software	0.5%
Other***	25.1%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (74.8%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	13,064	$735,503
Advanced Medical Optics, Inc.* (Healthcare—Products)	568	11,945
Aetna, Inc. (Healthcare—Services)	4,260	226,888
Affymetrix, Inc.* (Biotechnology)	568	11,394
Alcon, Inc. (Healthcare—Products)	710	100,820
Alexion Pharmaceuticals, Inc.* (Biotechnology)	284	18,551
Alkermes, Inc.* (Pharmaceuticals)	852	11,349
Allergan, Inc. (Pharmaceuticals)	2,556	171,738
Alpharma, Inc.—Class A* (Pharmaceuticals)	426	8,742
American Medical Systems Holdings, Inc.* (Healthcare—Products)	568	8,117
AMERIGROUP Corp.* (Healthcare—Services)	426	15,983
Amgen, Inc.* (Biotechnology)	9,230	430,026
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	1,136	33,682
APP Pharmaceuticals, Inc.* (Pharmaceuticals)	142	1,492
Applera Corp.—Applied Biosystems Group (Electronics)	1,420	44,773
Applera Corp.—Celera Genomics Group* (Biotechnology)	710	10,877
Apria Healthcare Group, Inc.* (Healthcare—Services)	426	9,040
ArthroCare Corp.* (Healthcare—Products)	284	11,368
Bard (C.R.), Inc. (Healthcare—Products)	852	82,278
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	852	44,466
Baxter International, Inc. (Healthcare—Products)	5,396	327,753
Beckman Coulter, Inc. (Healthcare—Products)	568	37,772
Becton, Dickinson & Co. (Healthcare—Products)	1,988	172,022
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	142	13,520
Biogen Idec, Inc.* (Biotechnology)	2,556	155,788
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	852	31,575
Boston Scientific Corp.* (Healthcare—Products)	11,644	141,242
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,614	385,279
Brookdale Senior Living, Inc. (Healthcare—Services)	284	6,339
Celgene Corp.* (Biotechnology)	3,266	183,255
Centene Corp.* (Healthcare—Services)	426	10,198
Cephalon, Inc.* (Pharmaceuticals)	568	37,278
Charles River Laboratories International, Inc.* (Biotechnology)	568	35,273
CIGNA Corp. (Insurance)	2,414	118,672
Community Health Systems, Inc.* (Healthcare—Services)	852	27,349
Cooper Cos., Inc. (Healthcare—Products)	426	16,776
Covance, Inc.* (Healthcare—Services)	568	47,235
Coventry Health Care, Inc.* (Healthcare—Services)	1,278	72,309
Covidien, Ltd.ADR (Healthcare—Products)	4,260	190,124
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	426	7,238
CV Therapeutics, Inc.* (Pharmaceuticals)	426	3,570
Datascope Corp. (Healthcare—Products)	142	4,604
DaVita, Inc.* (Healthcare—Services)	852	45,454
DENTSPLY International, Inc. (Healthcare—Products)	1,136	46,928
Edwards Lifesciences Corp.* (Healthcare—Products)	426	19,711
Eli Lilly & Co. (Pharmaceuticals)	8,236	424,319

Common Stocks, continued
	Shares	Value
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,136	$29,695
Enzo Biochem, Inc.* (Biotechnology)	284	2,653
Enzon Pharmaceuticals, Inc.* (Biotechnology)	426	3,566
Express Scripts, Inc.* (Pharmaceuticals)	1,846	124,587
Forest Laboratories, Inc.* (Pharmaceuticals)	2,698	107,299
Gen-Probe, Inc.* (Healthcare—Products)	426	24,346
Genentech, Inc.* (Biotechnology)	3,976	279,075
Genzyme Corp.* (Biotechnology)	2,272	177,511
Gilead Sciences, Inc.* (Pharmaceuticals)	7,952	363,327
Haemonetics Corp.* (Healthcare—Products)	284	16,995
Health Management Associates, Inc.—Class A (Healthcare—Services)	1,988	10,715
Health Net, Inc.* (Healthcare—Services)	994	46,211
HEALTHSOUTH Corp.* (Healthcare—Services)	710	12,084
Healthways, Inc.* (Healthcare—Services)	284	15,989
Henry Schein, Inc.* (Healthcare—Products)	710	41,272
Hillenbrand Industries, Inc. (Healthcare—Products)	426	22,033
Hologic, Inc.* (Healthcare—Products)	994	63,974
Hospira, Inc.* (Pharmaceuticals)	1,278	52,539
Human Genome Sciences, Inc.* (Biotechnology)	1,136	6,339
Humana, Inc.* (Healthcare—Services)	1,420	114,026
IDEXX Laboratories, Inc.* (Healthcare—Products)	568	32,018
Illumina, Inc.* (Biotechnology)	426	27,136
ImClone Systems, Inc.* (Pharmaceuticals)	568	24,691
Immucor, Inc.* (Healthcare—Products)	568	16,381
Incyte Genomics, Inc.* (Biotechnology)	710	8,506
InterMune, Inc.* (Biotechnology)	284	4,763
Intuitive Surgical, Inc.* (Healthcare—Products)	284	72,136
Invacare Corp. (Healthcare—Products)	284	6,913
Inverness Medical Innovations, Inc.* (Healthcare—Products)	568	25,588
Invitrogen Corp.* (Biotechnology)	426	36,495
Johnson & Johnson (Healthcare—Products)	24,282	1,536,079
Kinetic Concepts, Inc.* (Healthcare—Products)	426	21,206
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,988	20,854
Laboratory Corp. of America Holdings* (Healthcare—Services)	994	73,437
LifePoint Hospitals, Inc.* (Healthcare—Services)	426	11,502
Lincare Holdings, Inc.* (Healthcare—Services)	710	23,721
Magellan Health Services, Inc.* (Healthcare—Services)	284	12,422
Medarex, Inc.* (Pharmaceuticals)	1,136	11,349
Medco Health Solutions, Inc.* (Pharmaceuticals)	4,544	227,563
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	426	8,652
Medtronic, Inc. (Healthcare—Products)	9,656	449,680
Mentor Corp. (Healthcare—Products)	284	9,832
Merck & Co., Inc. (Pharmaceuticals)	18,460	854,329
Millennium Pharmaceuticals, Inc.* (Biotechnology)	2,698	40,929
Millipore Corp.* (Biotechnology)	426	29,884
Mylan Laboratories, Inc. (Pharmaceuticals)	2,556	38,110
Myriad Genetics, Inc.* (Biotechnology)	426	18,322
Nektar Therapeutics* (Biotechnology)	710	5,062
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	284	1,531
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	142	1,907

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Odyssey Healthcare, Inc.* (Healthcare—Services)	284	$2,502
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	426	20,248
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	426	16,989
Owens & Minor, Inc. (Distribution/Wholesale)	284	11,735
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	284	5,447
PAREXEL International Corp.* (Commercial Services)	284	15,452
Patterson Cos., Inc.* (Healthcare—Products)	1,136	36,397
PDL BioPharma, Inc.* (Biotechnology)	994	14,840
Pediatrix Medical Group, Inc.* (Healthcare—Services)	426	29,006
Perrigo Co. (Pharmaceuticals)	710	21,896
Pfizer, Inc. (Pharmaceuticals)	57,936	1,355,123
Pharmaceutical Product Development, Inc. (Commercial Services)	852	36,943
PharMerica Corp.* (Pharmaceuticals)	284	4,215
PSS World Medical, Inc.* (Healthcare—Products)	568	9,821
Psychiatric Solutions, Inc.* (Healthcare—Services)	426	12,852
Quest Diagnostics, Inc. (Healthcare—Services)	1,278	63,031
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	568	11,519
ResMed, Inc.* (Healthcare—Products)	710	33,072
Respironics, Inc.* (Healthcare—Products)	568	37,210
Savient Pharmaceuticals, Inc.* (Biotechnology)	426	8,243
Schering-Plough Corp. (Pharmaceuticals)	13,774	269,557
Sepracor, Inc.* (Pharmaceuticals)	994	28,071
Sierra Health Services, Inc.* (Healthcare—Services)	426	18,309
St. Jude Medical, Inc.* (Healthcare—Products)	2,840	115,048
STERIS Corp. (Healthcare—Products)	568	14,075
Stryker Corp. (Healthcare—Products)	2,698	180,685
Sunrise Assisted Living, Inc.* (Healthcare—Services)	426	12,230
Techne Corp.* (Healthcare—Products)	284	18,460
Tenet Healthcare Corp.* (Healthcare—Services)	3,976	17,614
The Medicines Co.* (Pharmaceuticals)	426	7,293
Theravance, Inc.* (Pharmaceuticals)	426	8,405
Thermo Electron Corp.* (Electronics)	3,550	182,789
United Therapeutics Corp.* (Pharmaceuticals)	142	11,925
UnitedHealth Group, Inc. (Healthcare—Services)	10,934	555,885
Universal Health Services, Inc.—Class B (Healthcare—Services)	426	20,077
Valeant Pharmaceuticals International* (Pharmaceuticals)	710	8,037
Varian Medical Systems, Inc.* (Healthcare—Products)	1,136	59,061
Varian, Inc.* (Electronics)	284	15,407
Ventana Medical Systems, Inc.* (Healthcare—Products)	284	25,290
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,136	23,129
Waters Corp.* (Electronics)	852	48,947
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	852	22,246
WellCare Health Plans, Inc.* (Healthcare—Services)	284	13,345
WellPoint, Inc.* (Healthcare—Services)	4,828	377,550

Common Stocks, continued
	Shares	Value
Wyeth (Pharmaceuticals)	11,360	$452,128
Zimmer Holdings, Inc.* (Healthcare—Products)	1,988	155,601

TOTAL COMMON STOCKS (Cost $12,064,126)		14,123,554

Repurchase Agreements (26.0%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,201,093 (Collateralized by $1,235,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $1,232,394)	$1,201,000	1,201,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,716,133 (Collateralized by $1,755,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $1,753,179)	1,716,000	1,716,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,982,153 (Collateralized by $1,980,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $2,022,702)	1,982,000	1,982,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,899,000)		4,899,000

TOTAL INVESTMENT SECURITIES (Cost $16,963,126)—100.8%		19,022,554
Net other assets (liabilities)—(0.8)%		(144,957)

NET ASSETS—100.0%		$18,877,597

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
**	Represents the effective yield or interest rate in effect at January 31, 2008.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 2/26/08	$14,212,465	$(116,642)

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Biotechnology	8.2%
Commercial Services	0.3%
Distribution/Wholesale	0.1%
Electronics	1.6%
Healthcare—Products	22.2%
Healthcare—Services	10.3%
Insurance	0.6%
Pharmaceuticals	31.5%
Other***	25.2%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (73.2%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	988	$78,694
AAR Corp.* (Aerospace/Defense)	52	1,532
Accenture, Ltd.—Class AADR (Commercial Services)	910	31,504
Actuant Corp.—Class A (Miscellaneous Manufacturing)	78	2,132
Acuity Brands, Inc. (Miscellaneous Manufacturing)	52	2,367
Affiliated Computer Services, Inc.—Class A* (Computers)	130	6,337
AGCO Corp.* (Machinery—Diversified)	130	7,829
Agilent Technologies, Inc.* (Electronics)	572	19,396
Alexander & Baldwin, Inc. (Transportation)	52	2,373
Alliance Data Systems Corp.* (Commercial Services)	130	6,574
Alliant Techsystems, Inc.* (Aerospace/Defense)	52	5,504
Allied Waste Industries, Inc.* (Environmental Control)	416	4,098
Ametek, Inc. (Electrical Components & Equipment)	156	6,870
Amphenol Corp.—Class A (Electronics)	260	10,384
Anixter International, Inc.* (Telecommunications)	52	3,643
AptarGroup, Inc. (Miscellaneous Manufacturing)	104	3,923
Arrow Electronics, Inc.* (Electronics)	182	6,228
Automatic Data Processing, Inc. (Software)	806	32,699
Avnet, Inc.* (Electronics)	234	8,333
Baldor Electric Co. (Hand/Machine Tools)	52	1,575
Ball Corp. (Packaging & Containers)	156	7,159
BE Aerospace, Inc.* (Aerospace/Defense)	130	5,019
Belden, Inc. (Electrical Components & Equipment)	78	3,299
Bemis Co., Inc. (Packaging & Containers)	156	4,240
Benchmark Electronics, Inc.* (Electronics)	104	1,846
Boeing Co. (Aerospace/Defense)	1,040	86,507
Brady Corp.—Class A (Electronics)	78	2,369
Broadridge Financial Solutions, Inc. (Software)	208	4,505
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	52	4,821
Burlington Northern Santa Fe Corp. (Transportation)	468	40,491
C.H. Robinson Worldwide, Inc. (Transportation)	260	14,440
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	104	3,463
Caterpillar, Inc. (Machinery—Construction & Mining)	962	68,437
Ceradyne, Inc.* (Miscellaneous Manufacturing)	26	1,252
ChoicePoint, Inc.* (Commercial Services)	104	3,462
Cintas Corp. (Textiles)	208	6,827
Clarcor, Inc. (Miscellaneous Manufacturing)	78	2,926
Commscope, Inc.* (Telecommunications)	104	4,612
Con-way, Inc. (Transportation)	78	3,798
Convergys Corp.* (Commercial Services)	208	3,226
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	312	13,896
Corrections Corp. of America* (Commercial Services)	182	4,830
Covanta Holding Corp.* (Energy—Alternate Sources)	156	3,961
Crane Co. (Miscellaneous Manufacturing)	78	3,188
Crown Holdings, Inc.* (Packaging & Containers)	234	5,738
CSX Corp. (Transportation)	624	30,251
Cummins, Inc. (Machinery—Diversified)	260	12,553
Curtiss-Wright Corp. (Aerospace/Defense)	78	3,253
Danaher Corp. (Miscellaneous Manufacturing)	364	27,100
Deere & Co. (Machinery—Diversified)	650	57,044

Common Stocks, continued
	Shares	Value
Deluxe Corp. (Commercial Services)	78	$1,897
Dionex Corp.* (Electronics)	26	1,823
Donaldson Co., Inc. (Miscellaneous Manufacturing)	104	4,358
Dover Corp. (Miscellaneous Manufacturing)	286	11,543
DRS Technologies, Inc. (Aerospace/Defense)	52	2,791
Eagle Materials, Inc.—Class A (Building Materials)	78	2,941
Eaton Corp. (Miscellaneous Manufacturing)	208	17,214
EMCOR Group, Inc.* (Engineering & Construction)	104	2,281
Emerson Electric Co. (Electrical Components & Equipment)	1,196	60,805
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	52	1,200
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	26	975
Esterline Technologies Corp.* (Aerospace/Defense)	52	2,423
Expeditors International of Washington, Inc. (Transportation)	312	14,754
Fastenal Co. (Distribution/Wholesale)	208	8,405
FedEx Corp. (Transportation)	416	38,888
Fidelity National Information Services, Inc. (Software)	286	12,141
Fiserv, Inc.* (Software)	260	13,356
Flextronics International, Ltd.ADR* (Electronics)	1,248	14,602
FLIR Systems, Inc.* (Electronics)	208	6,298
Flowserve Corp. (Machinery—Diversified)	78	6,405
Fluor Corp. (Engineering & Construction)	130	15,817
Fortune Brands, Inc. (Household Products/Wares)	234	16,361
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	208	14,242
FTI Consulting, Inc.* (Commercial Services)	78	4,314
Gardner Denver, Inc.* (Machinery—Diversified)	78	2,530
GATX Corp. (Trucking & Leasing)	52	1,955
General Cable Corp.* (Electrical Components & Equipment)	78	4,525
General Dynamics Corp. (Aerospace/Defense)	494	41,723
General Electric Co. (Miscellaneous Manufacturing)	15,158	536,745
Global Payments, Inc. (Software)	130	4,862
Goodrich Corp. (Aerospace/Defense)	182	11,384
Graco, Inc. (Machinery—Diversified)	104	3,559
GrafTech International, Ltd.* (Electrical Components & Equipment)	156	2,348
Granite Construction, Inc. (Engineering & Construction)	52	1,980
Harsco Corp. (Miscellaneous Manufacturing)	130	7,400
Hewitt Associates, Inc.* (Commercial Services)	156	5,798
Hexcel Corp.* (Aerospace/Defense Equipment)	130	2,838
HLTH Corp.* (Internet)	260	2,909
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,014	59,897
Hubbell, Inc.—Class B (Electrical Components & Equipment)	78	3,719
IDEX Corp. (Machinery—Diversified)	130	4,060
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	702	35,381
IMS Health, Inc. (Software)	286	6,833

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector Profund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	416	$16,440
Iron Mountain, Inc.* (Commercial Services)	286	9,836
Itron, Inc.* (Electronics)	52	4,285
ITT Industries, Inc. (Miscellaneous Manufacturing)	260	15,452
J.B. Hunt Transport Services, Inc. (Transportation)	130	4,043
Jabil Circuit, Inc. (Electronics)	260	3,445
Jacobs Engineering Group, Inc.* (Engineering & Construction)	182	13,912
Joy Global, Inc. (Machinery—Construction & Mining)	156	9,836
Kansas City Southern Industries, Inc.* (Transportation)	104	3,731
Kaydon Corp. (Metal Fabricate/Hardware)	52	2,272
KBR, Inc.* (Engineering & Construction)	260	8,213
Kennametal, Inc. (Hand/Machine Tools)	104	3,186
Kirby Corp.* (Transportation)	78	3,586
L-3 Communications Holdings, Inc. (Aerospace/Defense)	182	20,171
Landstar System, Inc. (Transportation)	78	3,902
Lennox International, Inc. (Building Materials)	78	2,898
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	52	3,206
Lockheed Martin Corp. (Aerospace/Defense)	494	53,312
Louisiana-Pacific Corp. (Forest Products & Paper)	156	2,382
Manitowoc Co. (Machinery—Diversified)	182	6,938
Manpower, Inc. (Commercial Services)	130	7,314
Martin Marietta Materials (Building Materials)	52	6,381
Masco Corp. (Building Materials)	546	12,520
McDermott International, Inc.ADR* (Engineering & Construction)	338	15,947
MDU Resources Group, Inc. (Electric)	260	6,739
MeadWestvaco Corp. (Forest Products & Paper)	286	8,008
Metavante Technologies, Inc.* (Software)	156	3,455
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	52	5,164
Mine Safety Appliances Co. (Environmental Control)	26	1,160
Molex, Inc. (Electrical Components & Equipment)	104	2,500
Molex, Inc.—Class A (Electrical Components & Equipment)	104	2,422
Monster Worldwide, Inc.* (Internet)	182	5,069
Moog, Inc.—Class A* (Aerospace/Defense)	52	2,394
MPS Group, Inc.* (Commercial Services)	156	1,568
MSC Industrial Direct Co.—Class A (Retail)	78	3,203
Mueller Industries, Inc. (Metal Fabricate/Hardware)	52	1,456
Nalco Holding Co. (Environmental Control)	208	4,355
National Instruments Corp. (Computers)	78	2,095
NeuStar, Inc.* (Telecommunications)	104	3,090
Nordson Corp. (Machinery—Diversified)	52	2,594
Norfolk Southern Corp. (Transportation)	572	31,111
Northrop Grumman Corp. (Aerospace/Defense)	468	37,140
Orbital Sciences Corp.* (Aerospace/Defense)	78	1,817
Oshkosh Truck Corp. (Auto Manufacturers)	104	4,759
Overseas Shipholding Group, Inc. (Transportation)	52	3,391
Owens Corning, Inc.* (Building Materials)	130	2,826
Owens-Illinois, Inc.* (Packaging & Containers)	208	10,483
PACCAR, Inc. (Auto Manufacturers)	546	25,618
Packaging Corp. of America (Packaging & Containers)	130	3,151

Common Stocks, continued
	Shares	Value
Pactiv Corp.* (Packaging & Containers)	208	$5,951
Pall Corp. (Miscellaneous Manufacturing)	182	6,714
Parker Hannifin Corp. (Miscellaneous Manufacturing)	260	17,579
Paychex, Inc. (Commercial Services)	494	16,164
Pentair, Inc. (Miscellaneous Manufacturing)	156	4,955
PerkinElmer, Inc. (Electronics)	182	4,530
PHH Corp.* (Commercial Services)	78	1,466
Plexus Corp.* (Electronics)	78	1,762
Precision Castparts Corp. (Metal Fabricate/Hardware)	208	23,670
Quanex Corp. (Metal Fabricate/Hardware)	52	2,725
Quanta Services, Inc.* (Commercial Services)	260	5,699
R.R. Donnelley & Sons Co. (Commercial Services)	312	10,886
Raytheon Co. (Aerospace/Defense)	650	42,341
Regal-Beloit Corp. (Hand/Machine Tools)	52	1,972
Republic Services, Inc. (Environmental Control)	260	7,800
Robert Half International, Inc. (Commercial Services)	234	6,500
Rockwell Collins, Inc. (Aerospace/Defense)	234	14,789
Rockwell International Corp. (Machinery—Diversified)	208	11,860
Roper Industries, Inc. (Miscellaneous Manufacturing)	130	7,270
Ryder System, Inc. (Transportation)	78	4,061
Sealed Air Corp. (Packaging & Containers)	234	6,119
Shaw Group, Inc.* (Engineering & Construction)	104	5,876
Sherwin-Williams Co. (Chemicals)	156	8,925
Smurfit-Stone Container Corp.* (Packaging & Containers)	390	3,701
Sonoco Products Co. (Packaging & Containers)	156	4,814
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	156	4,309
SPX Corp. (Miscellaneous Manufacturing)	78	7,847
Stericycle, Inc.* (Environmental Control)	130	7,704
SunPower Corp.—Class A* (Energy—Alternate Sources)	52	3,593
Technitrol, Inc. (Electronics)	52	1,178
Teekay Shipping Corp.ADR (Transportation)	52	2,460
Teledyne Technologies, Inc.* (Aerospace/Defense)	52	2,685
Teleflex, Inc. (Miscellaneous Manufacturing)	52	3,074
Temple-Inland, Inc. (Forest Products & Paper)	156	2,925
Terex Corp.* (Machinery—Construction & Mining)	156	9,167
Tetra Tech, Inc.* (Environmental Control)	78	1,536
Texas Industries, Inc. (Building Materials)	52	2,947
Textron, Inc. (Miscellaneous Manufacturing)	364	20,402
The Brink’s Co. (Miscellaneous Manufacturing)	52	3,153
The Corporate Executive Board Co. (Commercial Services)	52	2,993
Thomas & Betts Corp.* (Electronics)	78	3,529
Timken Co. (Metal Fabricate/Hardware)	104	3,144
Toro Co. (Housewares)	52	2,566
Trane, Inc. (Building Materials)	260	11,643
Trimble Navigation, Ltd.* (Electronics)	182	4,814
Trinity Industries, Inc. (Miscellaneous Manufacturing)	130	3,682
Tyco Electronics, Ltd.ADR (Electronics)	754	25,493
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	754	29,677
Union Pacific Corp. (Transportation)	390	48,762

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector Profund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
United Parcel Service, Inc.—Class B (Transportation)	1,014	$74,184
United Rentals, Inc.* (Commercial Services)	130	2,372
United Stationers, Inc.* (Distribution/Wholesale)	26	1,437
United Technologies Corp. (Aerospace/Defense)	1,378	101,159
URS Corp.* (Engineering & Construction)	130	5,707
USG Corp.* (Building Materials)	104	3,806
UTI Worldwide, Inc.ADR (Transportation)	130	2,431
Vishay Intertechnology, Inc.* (Electronics)	260	2,727
VistaPrint, Ltd.ADR* (Commercial Services)	52	1,935
Vulcan Materials Co. (Building Materials)	156	12,240
W.W. Grainger, Inc. (Distribution/Wholesale)	104	8,275
Wabtec Corp. (Machinery—Diversified)	78	2,682
Walter Industries, Inc. (Holding Companies—Diversified)	78	3,270
Waste Connections, Inc.* (Environmental Control)	104	3,033
Waste Management, Inc. (Environmental Control)	754	24,460
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	52	2,556
WESCO International, Inc.* (Distribution/Wholesale)	78	3,295
West Pharmaceutical Services, Inc. (Healthcare—Products)	52	2,033
Western Union Co. (Commercial Services)	1,118	25,043
Woodward Governor Co. (Electronics)	52	3,265
YRC Worldwide, Inc.* (Transportation)	78	1,428
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	104	3,194

TOTAL COMMON STOCKS (Cost $2,412,131)		2,829,508

Repurchase Agreements (20.7%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $196,015 (Collateralized by $210,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $209,557)	$196,000	196,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $280,022 (Collateralized by $295,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $294,694)	280,000	280,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $325,025 (Collateralized by $305,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $332,069)	325,000	325,000

Repurchase Agreements, continued
Value
TOTAL REPURCHASE AGREEMENTS (Cost $801,000)	$ 801,000

TOTAL INVESTMENT SECURITIES (Cost $3,213,131)—93.9%	3,630,508
Net other assets (liabilities)—6.1%	233,992

NET ASSETS—100.0%	$3,864,500

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Industrials Index expiring 2/26/08	$2,893,107	$130,832

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Aerospace/Defense	11.4%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	0.8%
Building Materials	1.6%
Chemicals	0.2%
Commercial Services	3.9%
Computers	0.3%
Distribution/Wholesale	0.5%
Electric	0.2%
Electrical Components & Equipment	2.5%
Electronics	3.2%
Energy—Alternate Sources	0.2%
Engineering & Construction	2.1%
Environmental Control	1.3%
Forest Products & Paper	0.4%
Hand/Machine Tools	0.3%
Healthcare—Products	0.1%
Holding Companies—Diversified	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Internet	0.2%
Machinery—Construction & Mining	2.3%
Machinery—Diversified	3.3%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	24.4%
Packaging & Containers	1.2%
Retail	0.1%
Software	1.9%
Telecommunications	0.3%
Textiles	0.2%
Transportation	8.6%
Trucking & Leasing	0.1%
Other***	26.8%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (75.0%)
	Shares	Value
Akamai Technologies, Inc.* (Internet)	15,732	$ 475,106
Allscripts Healthcare Solutions, Inc.* (Software)	5,244	77,768
Amazon.com, Inc.* (Internet)	11,856	921,211
Ariba, Inc.* (Internet)	7,410	73,878
Art Technology Group, Inc.* (Internet)	12,084	48,457
Audible, Inc.* (Internet)	1,824	20,830
Autobytel, Inc.* (Internet)	4,104	9,891
BEA Systems, Inc.* (Software)	37,620	703,118
Check Point Software Technologies, Ltd.ADR* (Internet)	16,986	361,802
CMGI, Inc.* (Internet)	4,560	58,824
CNET Networks, Inc.* (Internet)	13,338	105,237
CyberSource Corp.* (Internet)	6,384	106,932
DealerTrack Holdings, Inc.* (Internet)	3,762	101,423
Digital River, Inc.* (Internet)	3,762	141,075
E* TRADE Financial Corp.* (Diversified Financial Services)	40,356	200,569
EarthLink, Inc.* (Internet)	11,400	77,634
eBay, Inc.* (Internet)	32,262	867,525
Google, Inc.—Class A* (Internet)	1,482	836,293
HLTH Corp.* (Internet)	17,214	192,625
IAC/InterActiveCorp* (Internet)	18,696	484,974
Infospace, Inc. (Internet)	3,078	29,272
Internap Network Services Corp.* (Internet)	4,674	41,225
Interwoven, Inc.* (Internet)	3,762	47,665
j2 Global Communications, Inc.* (Internet)	4,674	102,407
Jupitermedia Corp.* (Internet)	2,166	6,975
Monster Worldwide, Inc.* (Internet)	10,830	301,615
Priceline.com, Inc.* (Internet)	3,192	346,396
Quest Software, Inc.* (Software)	5,244	78,398
RealNetworks, Inc.* (Internet)	9,120	53,170
Sapient Corp.* (Internet)	7,638	53,542
SONICWALL, Inc.* (Internet)	5,928	52,048
TD Ameritrade Holding Corp.* (Diversified Financial Services)	22,800	427,728
Tibco Software, Inc.* (Internet)	18,012	134,009
United Online, Inc. (Internet)	6,384	71,309
ValueClick, Inc.* (Internet)	9,462	206,555
VeriSign, Inc.* (Internet)	20,862	707,639
Vignette Corp.* (Internet)	2,508	35,288
Websense, Inc.* (Internet)	4,218	86,469
Yahoo!, Inc.* (Internet)	44,688	857,116

TOTAL COMMON STOCKS (Cost $4,218,291)		9,503,998

Repurchase Agreements (22.6%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $702,054 (Collateralized by $725,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $723,470)	$702,000	702,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,003,077 (Collateralized by $1,030,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $1,028,931)	1,003,000	1,003,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,160,090 (Collateralized by $1,159,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $1,183,996)	$1,160,000	$1,160,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,865,000)		2,865,000

TOTAL INVESTMENT SECURITIES (Cost $7,083,291)—97.6%		12,368,998
Net other assets (liabilities)—2.4%		307,323

NET ASSETS—100.0%		$12,676,321

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 2/26/08	$9,554,773	$304,144

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Diversified Financial Services	5.0%
Internet	63.3%
Software	6.7%
Other***	25.0%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mobile Telecommunications UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (53.6%)
	Shares	Value
Leap Wireless International, Inc.* (Telecommunications)	2,736	$ 113,134
MetroPCS Communications, Inc.* (Telecommunications)	10,260	185,398
NII Holdings, Inc.—Class B* (Telecommunications)	9,747	415,807
Sprint Corp. (Telecommunications)	84,320	887,889
TeleCorp PCS, Inc.—Class A*(a) (Telecommunications)	1,885	0
Telephone & Data Systems, Inc. (Telecommunications)	3,078	162,334
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	2,907	140,699
US Cellular Corp.* (Telecommunications)	855	60,790

TOTAL COMMON STOCKS (Cost $1,539,651)		1,966,051

Repurchase Agreements (21.9%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $197,015 (Collateralized by $205,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $204,568)	$197,000	197,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $281,022 (Collateralized by $290,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $289,699)	281,000	281,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $327,025 (Collateralized by $307,000 Federal National Mortgage Association, 5.25%, 8/1/12, market value $334,246)	327,000	327,000

TOTAL REPURCHASE AGREEMENTS (Cost $805,000)		805,000

TOTAL INVESTMENT SECURITIES (Cost $2,344,651)—75.5%		2,771,051
Net other assets (liabilities)—24.5%		898,602

NET ASSETS—100.0%		$3,669,653

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed Security

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 2/26/08	$3,509,107	$106,128

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Telecommunications	53.6%
Other***	46.4%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (74.9%)
	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	30,628	$1,794,495
Apache Corp. (Oil & Gas)	21,736	2,074,484
Atwood Oceanics, Inc.* (Oil & Gas)	1,976	164,186
Baker Hughes, Inc. (Oil & Gas Services)	21,242	1,379,243
Berry Petroleum Co.—Class A (Oil & Gas)	2,470	92,551
BJ Services Co. (Oil & Gas Services)	19,266	419,036
Bristow Group, Inc.* (Transportation)	1,482	74,619
Cabot Oil & Gas Corp. (Oil & Gas)	6,422	248,467
Cameron International Corp.* (Oil & Gas Services)	13,832	556,876
Cheniere Energy, Inc.* (Oil & Gas)	2,964	89,246
Chesapeake Energy Corp. (Oil & Gas)	29,640	1,103,497
ChevronTexaco Corp. (Oil & Gas)	140,296	11,855,012
Cimarex Energy Co. (Oil & Gas)	5,434	221,762
Comstock Resources, Inc.* (Oil & Gas)	2,964	93,959
ConocoPhillips (Oil & Gas)	97,318	7,816,582
Core Laboratories NVADR* (Oil & Gas Services)	1,482	167,021
Crosstex Energy, Inc. (Oil & Gas)	2,964	97,041
Delta Petroleum Corp.* (Oil & Gas)	4,446	89,142
Denbury Resources, Inc.* (Oil & Gas)	15,808	399,942
Devon Energy Corp. (Oil & Gas)	27,664	2,350,887
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,446	502,087
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,434	172,258
El Paso Corp. (Pipelines)	46,436	765,265
Encore Acquisition Co.* (Oil & Gas)	3,458	112,731
Ensco International, Inc. (Oil & Gas)	9,386	479,812
EOG Resources, Inc. (Oil & Gas)	16,302	1,426,425
EXCO Resources, Inc.* (Oil & Gas)	5,434	81,456
Exterran Holdings, Inc.* (Oil & Gas Services)	4,446	290,057
Exxon Mobil Corp. (Oil & Gas)	359,138	31,029,523
FMC Technologies, Inc.* (Oil & Gas Services)	8,398	404,448
Forest Oil Corp.* (Oil & Gas)	4,940	223,387
Frontier Oil Corp. (Oil & Gas)	6,916	243,927
Global Industries, Ltd.* (Oil & Gas Services)	5,928	104,688
Grant Prideco, Inc.* (Oil & Gas Services)	8,398	418,052
Grey Wolf, Inc.* (Oil & Gas)	12,350	73,606
Halliburton Co. (Oil & Gas Services)	57,798	1,917,160
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,434	200,895
Helmerich & Payne, Inc. (Oil & Gas)	6,422	251,871
Hercules Offshore, Inc.* (Oil & Gas Services)	5,928	136,640
Hess Corp. (Oil & Gas)	18,772	1,705,061
Holly Corp. (Oil & Gas)	2,964	143,517
ION Geophysical Corp.* (Oil & Gas Services)	4,940	61,256
Key Energy Services, Inc.* (Oil & Gas Services)	8,892	104,926
Marathon Oil Corp. (Oil & Gas)	46,930	2,198,671
Mariner Energy, Inc.* (Oil & Gas)	5,434	136,176
Murphy Oil Corp. (Oil & Gas)	11,856	871,890
Nabors Industries, Ltd.ADR* (Oil & Gas)	18,278	497,527
National-Oilwell Varco, Inc.* (Oil & Gas Services)	23,218	1,398,420
Newfield Exploration Co.* (Oil & Gas)	8,398	418,892
Newpark Resources, Inc.* (Oil & Gas Services)	5,928	28,869
Noble Corp.ADR (Oil & Gas)	17,784	778,406
Noble Energy, Inc. (Oil & Gas)	11,362	824,654
Occidental Petroleum Corp. (Oil & Gas)	54,834	3,721,584

Common Stocks, continued
	Shares	Value
Oceaneering International, Inc.* (Oil & Gas Services)	3,458	$199,112
OGE Energy Corp. (Electric)	5,928	194,023
Oil States International, Inc.* (Oil & Gas Services)	3,458	121,237
Parker Drilling Co.* (Oil & Gas)	7,410	51,500
Patterson-UTI Energy, Inc. (Oil & Gas)	10,374	203,123
Penn Virginia Corp. (Oil & Gas)	2,470	105,247
Petrohawk Energy Corp.* (Oil & Gas)	11,362	178,952
Pioneer Natural Resources Co. (Oil & Gas)	7,904	331,178
Plains Exploration & Production Co.* (Oil & Gas)	7,410	360,422
Pride International, Inc.* (Oil & Gas)	10,868	344,624
Quicksilver Resources, Inc.* (Oil & Gas)	3,458	196,518
Range Resources Corp. (Oil & Gas)	9,880	515,934
Rowan Cos., Inc. (Oil & Gas)	7,410	252,236
Schlumberger, Ltd.ADR (Oil & Gas Services)	78,546	5,927,081
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,482	130,712
Smith International, Inc. (Oil & Gas Services)	13,338	723,053
Southwestern Energy Co.* (Oil & Gas)	11,362	635,249
St. Mary Land & Exploration Co. (Oil & Gas)	3,952	139,229
Stone Energy Corp.* (Oil & Gas)	1,482	60,762
Sunoco, Inc. (Oil & Gas)	7,904	491,629
Superior Energy Services, Inc.* (Oil & Gas Services)	5,434	217,849
Swift Energy Co.* (Oil & Gas)	1,976	85,264
Tesoro Petroleum Corp. (Oil & Gas)	8,892	347,233
TETRA Technologies, Inc.* (Oil & Gas Services)	4,940	77,311
Tidewater, Inc. (Oil & Gas Services)	3,458	183,136
Transocean, Inc.ADR* (Oil & Gas)	20,254	2,483,140
Ultra Petroleum Corp.* (Oil & Gas)	9,880	679,744
Unit Corp.* (Oil & Gas)	2,964	148,556
Valero Energy Corp. (Oil & Gas)	36,062	2,134,510
W-H Energy Services, Inc.* (Oil & Gas Services)	1,976	96,132
Weatherford International, Ltd.ADR* (Oil & Gas Services)	22,230	1,374,036
Whiting Petroleum Corp.* (Oil & Gas)	2,964	159,285
XTO Energy, Inc. (Oil & Gas)	31,616	1,642,135

TOTAL COMMON STOCKS (Cost $51,172,224)		103,602,337

Repurchase Agreements (22.4%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $7,617,588 (Collateralized by $7,843,000 of various U.S. Government Agency Obligations, 2.63%**-2.661%**, 2/29/08-7/21/08, market value $7,772,666)	$7,617,000	7,617,000

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $10,882,840 (Collateralized by $11,177,000 of various U.S. Government Agency Obligations, 2.423%**-2.889%**, 2/20/08-10/15/08, market value $11,103,100)	$10,882,000	$10,882,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $12,554,969 (Collateralized by $12,904,000 of various Federal National Mortgage Association Securities, 2.413%**-2.854%**, 4/30/08-6/13/08, market value $12,806,282)	12,554,000	12,554,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,053,000)		31,053,000

TOTAL INVESTMENT SECURITIES (Cost $82,225,224)—97.3%		134,655,337
Net other assets (liabilities)—2.7%		3,664,597

NET ASSETS—100.0%		$138,319,934

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 2/26/08	$104,617,987	$3,700,472

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Electric	0.1%
Oil & Gas	62.1%
Oil & Gas Services	12.1%
Pipelines	0.5%
Transportation	0.1%
Other***	25.1%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Oil Equipment, Services & Distribution UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (74.4%)
	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	1,148	$ 95,387
Baker Hughes, Inc. (Oil & Gas Services)	14,432	937,070
BJ Services Co. (Oil & Gas Services)	13,120	285,360
Bristow Group, Inc.* (Transportation)	984	49,544
Cameron International Corp.* (Oil & Gas Services)	9,840	396,158
Core Laboratories NV ADR* (Oil & Gas Services)	984	110,897
Crosstex Energy, Inc. (Oil & Gas)	2,132	69,802
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,952	333,369
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,772	119,572
El Paso Corp. (Pipelines)	31,816	524,328
Ensco International, Inc. (Oil & Gas)	6,560	335,347
Exterran Holdings, Inc.* (Oil & Gas Services)	2,952	192,588
FMC Technologies, Inc.* (Oil & Gas Services)	5,904	284,337
Global Industries, Ltd.* (Oil & Gas Services)	3,936	69,510
Grant Prideco, Inc.* (Oil & Gas Services)	5,740	285,737
Grey Wolf, Inc.* (Oil & Gas)	8,364	49,849
Halliburton Co. (Oil & Gas Services)	39,688	1,316,451
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,772	139,451
Helmerich & Payne, Inc. (Oil & Gas)	4,264	167,234
Hercules Offshore, Inc.* (Oil & Gas Services)	3,936	90,725
ION Geophysical Corp.* (Oil & Gas Services)	3,280	40,672
Key Energy Services, Inc.* (Oil & Gas Services)	5,904	69,667
Nabors Industries, Ltd.ADR* (Oil & Gas)	12,628	343,734
National-Oilwell Varco, Inc.* (Oil & Gas Services)	15,908	958,139
Newpark Resources, Inc.* (Oil & Gas Services)	4,100	19,967
Noble Corp.ADR (Oil & Gas)	12,136	531,193
Oceaneering International, Inc.* (Oil & Gas Services)	2,460	141,647
OGE Energy Corp. (Electric)	4,100	134,193
Oil States International, Inc.* (Oil & Gas Services)	2,296	80,498
Parker Drilling Co.* (Oil & Gas)	5,084	35,334
Patterson-UTI Energy, Inc. (Oil & Gas)	7,052	138,078
Pride International, Inc.* (Oil & Gas)	7,380	234,020
Rowan Cos., Inc. (Oil & Gas)	4,920	167,477
Schlumberger, Ltd.ADR (Oil & Gas Services)	53,628	4,046,769
SEACOR SMIT, Inc.* (Oil & Gas Services)	984	86,789
Smith International, Inc. (Oil & Gas Services)	9,020	488,974
Superior Energy Services, Inc.* (Oil & Gas Services)	3,608	144,645
TETRA Technologies, Inc.* (Oil & Gas Services)	3,280	51,332
Tidewater, Inc. (Oil & Gas Services)	2,460	130,281
Transocean, Inc.ADR* (Oil & Gas)	13,940	1,709,044
Unit Corp.* (Oil & Gas)	2,132	106,856
W-H Energy Services, Inc.* (Oil & Gas Services)	1,312	63,829
Weatherford International, Ltd.ADR* (Oil & Gas Services)	15,252	942,726

TOTAL COMMON STOCKS (Cost $13,958,598)		16,518,580

Repurchase Agreements (25.4%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,382,107 (Collateralized by $1,420,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $1,417,004)	$1,382,000	$1,382,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,975,153 (Collateralized by $1,907,000 of various U.S. Government Agency Obligations, 2.917%**-5.50%, 2/13/08-3/15/11, market value $2,015,470)	1,975,000	1,975,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $2,283,176 (Collateralized by $2,280,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $2,329,172)	2,283,000	2,283,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,640,000)		5,640,000

TOTAL INVESTMENT SECURITIES (Cost $19,598,598)—99.8%		22,158,580
Net other assets (liabilities)—0.2%		46,453

NET ASSETS—100.0%		$22,205,033

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
**	Represents the effective yield or interest rate in effect at January 31, 2008.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index expiring 2/26/08	$16,416,165	$(234,697)

Oil Equipment, Services & Distribution UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Electric	0.6%
Oil & Gas	19.5%
Oil & Gas Services	51.7%
Pipelines	2.4%
Transportation	0.2%
Other***	25.6%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (73.1%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	5,873	$330,650
Alkermes, Inc.* (Pharmaceuticals)	477	6,354
Allergan, Inc. (Pharmaceuticals)	1,484	99,710
Alpharma, Inc.—Class A* (Pharmaceuticals)	212	4,350
APP Pharmaceuticals, Inc.* (Pharmaceuticals)	106	1,114
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	530	27,661
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,540	221,233
Cephalon, Inc.* (Pharmaceuticals)	318	20,870
Eli Lilly & Co. (Pharmaceuticals)	4,664	240,289
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	636	16,625
Forest Laboratories, Inc.* (Pharmaceuticals)	1,537	61,127
Hospira, Inc.* (Pharmaceuticals)	742	30,504
Johnson & Johnson (Healthcare—Products)	13,886	878,428
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,166	12,231
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	265	5,382
Merck & Co., Inc. (Pharmaceuticals)	10,547	488,115
Mylan Laboratories, Inc. (Pharmaceuticals)	1,484	22,126
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	106	1,424
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	159	3,050
Perrigo Co. (Pharmaceuticals)	371	11,442
Pfizer, Inc. (Pharmaceuticals)	33,072	773,554
Schering-Plough Corp. (Pharmaceuticals)	7,844	153,507
Sepracor, Inc.* (Pharmaceuticals)	530	14,967
The Medicines Co.* (Pharmaceuticals)	265	4,537
Theravance, Inc.* (Pharmaceuticals)	265	5,228
Valeant Pharmaceuticals International* (Pharmaceuticals)	371	4,200
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	477	12,454
Wyeth (Pharmaceuticals)	5,966	237,447

TOTAL COMMON STOCKS (Cost $2,904,516)		3,688,579

Repurchase Agreements (25.7%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $317,024 (Collateralized by $325,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $324,314)	$317,000	317,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $454,035 (Collateralized by $470,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $469,512)	454,000	454,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $527,041 (Collateralized by $516,000 of various Federal National Mortgage Association Securities, 5.25%-6.00%, 5/15/08-8/1/12, market value $538,348)	527,000	527,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,298,000)		1,298,000

Rights/Warrants(NM)
	Shares	Value
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	14	$0	(a)

TOTAL RIGHTS/WARRANTS (Cost $0)		0

TOTAL INVESTMENT SECURITIES (Cost $4,202,516)—98.8%		4,986,579
Net other assets (liabilities)—1.2%		61,049

NET ASSETS—100.0%		$5,047,628

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
**	Represents the effective yield or interest rate in effect at January 31, 2008.
(a)	Amount is less than $0.50.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 2/26/08	$3,826,313	$(64,406)

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Healthcare—Products	17.4%
Pharmaceuticals	55.7%
Other***	26.9%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Precious Metals UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (100.3%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $37,752,915 (Collateralized by $39,057,000 of various Federal Home Loan Mortgage Corp. Securities, 2.63%*-2.633%*, 7/21/08-8/21/08, market value $38,505,565)	$37,750,000	$37,750,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $53,933,165 (Collateralized by $54,785,000 of various U.S. Government Agency Obligations, 2.664%*-5.625%, 2/8/08-6/29/12, market value $55,011,857)	53,929,000	53,929,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $62,212,804 (Collateralized by $63,912,000 of various U.S. Government Agency Obligations, 2.854%*-2.918%*, 4/30/08, market value $63,456,943)	62,208,000	62,208,000

TOTAL REPURCHASE AGREEMENTS (Cost $153,887,000)		153,887,000

TOTAL INVESTMENT SECURITIES (Cost $153,887,000)—100.3%		153,887,000
Net other assets (liabilities)—(0.3)%		(486,460)

NET ASSETS—100.0%		$153,400,540

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 2/26/08	$230,273,123	$1,058,170

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (75.5%)
	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	1,615	$158,641
AMB Property Corp. (REIT)	5,130	259,578
American Financial Realty Trust (REIT)	6,650	54,730
Annaly Mortgage Management, Inc. (REIT)	20,710	408,401
Apartment Investment and Management Co.—Class A (REIT)	4,940	195,822
Avalonbay Communities, Inc. (REIT)	4,085	383,786
BioMed Realty Trust, Inc. (REIT)	3,420	78,934
Boston Properties, Inc. (REIT)	6,175	567,606
Brandywine Realty Trust (REIT)	4,465	84,165
BRE Properties, Inc.—Class A (REIT)	2,660	115,949
Brookfield Properties Corp.ADR (Real Estate)	10,640	216,098
Camden Property Trust (REIT)	2,850	140,648
CapitalSource, Inc. (Diversified Financial Services)	7,980	130,952
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	10,545	204,678
CBL & Associates Properties, Inc. (REIT)	3,420	90,904
Colonial Properties Trust (REIT)	2,375	58,520
Corporate Office Properties Trust (REIT)	2,470	79,114
Cousins Properties, Inc. (REIT)	2,090	55,594
DCT Industrial Trust, Inc. (REIT)	8,740	82,768
Developers Diversified Realty Corp. (REIT)	6,365	261,920
DiamondRock Hospitality Co. (REIT)	4,940	64,961
Digital Realty Trust, Inc. (REIT)	3,040	108,619
Douglas Emmett, Inc. (REIT)	5,130	117,221
Duke-Weeks Realty Corp. (REIT)	7,505	177,418
Entertainment Properties Trust (REIT)	1,425	70,538
Equity Lifestyle Properties, Inc. (REIT)	1,140	49,784
Equity Residential Properties Trust (REIT)	13,965	522,431
Essex Property Trust, Inc. (REIT)	1,330	137,801
Federal Realty Investment Trust (REIT)	2,945	217,341
FelCor Lodging Trust, Inc. (REIT)	3,230	43,637
First Industrial Realty Trust, Inc. (REIT)	2,280	79,412
Forest City Enterprises, Inc.—Class A (Real Estate)	3,325	132,501
Forestar Real Estate Group, Inc.* (Real Estate)	1,710	39,056
Franklin Street Properties Corp. (REIT)	3,325	47,714
Friedman, Billings, Ramsey Group, Inc.—Class A (Diversified Financial Services)	7,125	23,014
General Growth Properties, Inc. (REIT)	11,875	433,675
HCP, Inc. (REIT)	11,210	340,896
Health Care REIT, Inc. (REIT)	4,370	187,429
Healthcare Realty Trust, Inc. (REIT)	2,660	68,708
Highwoods Properties, Inc. (REIT)	2,945	88,144
Home Properties, Inc. (REIT)	1,710	82,063
Hospitality Properties Trust (REIT)	4,845	164,488
Host Marriott Corp. (REIT)	26,885	450,055
HRPT Properties Trust (REIT)	11,685	92,896
iStar Financial, Inc. (REIT)	6,555	174,887
Jones Lang LaSalle, Inc. (Real Estate)	1,900	147,820
Kilroy Realty Corp. (REIT)	1,710	83,841
Kimco Realty Corp. (REIT)	11,305	404,832
LaSalle Hotel Properties (REIT)	2,090	57,287
Lexington Corporate Properties Trust (REIT)	3,135	46,868
Liberty Property Trust (REIT)	4,750	152,522
Mack-Cali Realty Corp. (REIT)	3,515	124,853
Maguire Properties, Inc. (REIT)	1,900	52,402
Mid-America Apartment Communities, Inc. (REIT)	1,330	60,927
National Retail Properties, Inc. (REIT)	3,705	84,178

Common Stocks, continued
	Shares	Value
Nationwide Health Properties, Inc. (REIT)	4,845	$152,908
Newcastle Investment Corp. (REIT)	2,755	34,438
Pennsylvania REIT (REIT)	1,995	53,167
Plum Creek Timber Co., Inc. (Forest Products & Paper)	8,930	372,827
Post Properties, Inc. (REIT)	2,280	96,376
Potlatch Corp. (Forest Products & Paper)	1,995	85,645
ProLogis (REIT)	13,205	783,717
Public Storage, Inc. (REIT)	6,650	520,362
RAIT Financial Trust (REIT)	3,135	29,030
Rayonier, Inc. (Forest Products & Paper)	3,990	168,857
Realty Income Corp. (REIT)	5,225	127,386
Redwood Trust, Inc. (REIT)	1,330	55,208
Regency Centers Corp. (REIT)	3,610	221,762
Senior Housing Properties Trust (REIT)	4,275	95,717
Simon Property Group, Inc. (REIT)	11,495	1,027,423
SL Green Realty Corp. (REIT)	3,040	282,142
St. Joe Co. (Real Estate)	3,895	151,204
Strategic Hotels & Resorts, Inc. (REIT)	3,800	54,530
Sunstone Hotel Investors, Inc. (REIT)	3,135	52,166
Taubman Centers, Inc. (REIT)	2,755	138,163
The Macerich Co. (REIT)	3,705	253,311
Thornburg Mortgage Asset Corp. (REIT)	6,745	75,544
UDR, Inc. (REIT)	6,935	158,326
Ventas, Inc. (REIT)	6,935	306,527
Vornado Realty Trust (REIT)	7,315	661,276
Washington REIT (REIT)	2,375	74,718
Weingarten Realty Investors (REIT)	4,085	137,338

TOTAL COMMON STOCKS (Cost $11,264,380)		14,929,095

Repurchase Agreements (24.1%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,166,090 (Collateralized by $1,195,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $1,192,479)	$1,166,000	1,166,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,667,129 (Collateralized by $1,705,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $1,703,231)	1,667,000	1,667,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,926,149 (Collateralized by $1,924,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $1,965,494)	1,926,000	1,926,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,759,000)		4,759,000

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Value
TOTAL INVESTMENT SECURITIES (Cost $16,023,380)—99.6%	$19,688,095
Net other assets (liabilities)—0.4%	83,041

NET ASSETS—100.0%	$19,771,136

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 2/26/08	$14,949,905	$(77,089)

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Diversified Financial Services	0.8%
Forest Products & Paper	3.2%
REIT	67.0%
Real Estate	4.5%
Other***	24.5%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (74.6%)
	Shares	Value
Actel Corp.* (Semiconductors)	540	$ 6,431
Advanced Micro Devices, Inc.* (Semiconductors)	12,420	94,889
Altera Corp. (Semiconductors)	7,560	127,688
Amkor Technology, Inc.* (Semiconductors)	2,430	18,565
Analog Devices, Inc. (Semiconductors)	7,020	199,087
Applied Materials, Inc. (Semiconductors)	30,780	551,578
Applied Micro Circuits Corp.* (Semiconductors)	1,620	13,009
Atheros Communications* (Telecommunications)	1,350	36,868
Atmel Corp.* (Semiconductors)	9,180	29,009
ATMI, Inc.* (Semiconductors)	810	21,303
Axcelis Technologies, Inc.* (Semiconductors)	2,160	8,618
Broadcom Corp.—Class A* (Semiconductors)	10,530	232,502
Brooks Automation, Inc.* (Semiconductors)	1,350	16,592
Cabot Microelectronics Corp.* (Chemicals)	540	18,673
Cirrus Logic, Inc.* (Semiconductors)	1,890	8,033
Cohu, Inc. (Semiconductors)	540	8,073
Conexant Systems, Inc.* (Semiconductors)	10,800	7,452
Cree Research, Inc.* (Semiconductors)	1,620	47,871
Cymer, Inc.* (Electronics)	810	21,878
Cypress Semiconductor Corp.* (Semiconductors)	3,510	74,587
DSP Group, Inc.* (Semiconductors)	810	9,275
Entegris, Inc.* (Semiconductors)	2,700	20,790
Exar Corp.* (Semiconductors)	1,080	8,867
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,700	33,075
First Solar, Inc.* (Energy—Alternate Sources)	810	147,234
FormFactor, Inc.* (Semiconductors)	1,080	26,158
Integrated Device Technology, Inc.* (Semiconductors)	4,320	32,184
Intel Corp. (Semiconductors)	126,630	2,684,556
InterDigital, Inc.* (Telecommunications)	1,080	21,827
International Rectifier Corp.* (Semiconductors)	1,620	45,085
Intersil Corp.—Class A (Semiconductors)	2,970	68,399
KLA-Tencor Corp. (Semiconductors)	4,050	169,209
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,080	5,821
Lam Research Corp.* (Semiconductors)	2,700	103,653
Lattice Semiconductor Corp.* (Semiconductors)	2,430	6,440
Linear Technology Corp. (Semiconductors)	4,590	127,005
LSI Logic Corp.* (Semiconductors)	15,660	81,745
Marvell Technology Group, Ltd.ADR* (Semiconductors)	10,260	121,786
MEMC Electronic Materials, Inc.* (Semiconductors)	5,130	366,590
Micrel, Inc. (Semiconductors)	1,350	8,235
Microchip Technology, Inc. (Semiconductors)	4,860	155,083
Micron Technology, Inc.* (Semiconductors)	16,740	117,682
Microsemi Corp.* (Semiconductors)	1,620	36,806
National Semiconductor Corp. (Semiconductors)	5,940	109,474
Novellus Systems, Inc.* (Semiconductors)	2,700	64,152
NVIDIA Corp.* (Semiconductors)	12,420	305,408
OmniVision Technologies, Inc.* (Semiconductors)	1,080	15,293
ON Semiconductor Corp.* (Semiconductors)	6,480	41,990
Photronics, Inc.* (Semiconductors)	810	9,874
PMC-Sierra, Inc.* (Semiconductors)	4,860	22,793
Rambus, Inc.* (Semiconductors)	2,160	42,034
RF Micro Devices, Inc.* (Telecommunications)	5,940	19,186

Common Stocks, continued
	Shares	Value
SanDisk Corp.* (Computers)	5,130	$130,558
Semtech Corp.* (Semiconductors)	1,350	17,239
Silicon Image, Inc.* (Semiconductors)	1,890	8,354
Silicon Laboratories, Inc.* (Semiconductors)	1,080	33,739
Silicon Storage Technology, Inc.* (Computers)	1,890	5,368
SiRF Technology Holdings, Inc.* (Semiconductors)	1,350	20,668
Skyworks Solutions, Inc.* (Semiconductors)	3,510	28,255
Teradyne, Inc.* (Semiconductors)	3,780	41,467
Tessera Technologies, Inc.* (Semiconductors)	1,080	42,304
Texas Instruments, Inc. (Semiconductors)	31,050	960,376
Trident Microsystems, Inc.* (Software)	1,350	6,791
TriQuint Semiconductor, Inc.* (Semiconductors)	2,970	14,078
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,620	52,180
Xilinx, Inc. (Semiconductors)	6,480	141,718
Zoran Corp.* (Semiconductors)	1,080	12,744

TOTAL COMMON STOCKS (Cost $5,662,044)		8,086,254

Repurchase Agreements (21.7%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $577,045 (Collateralized by $595,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $593,745)	$577,000	577,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $825,064 (Collateralized by $850,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $849,118)	825,000	825,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $956,074 (Collateralized by $937,000 of various Federal National Mortgage Association Securities, 5.25%-6.00%, 5/15/08-8/1/12, market value $976,624)	956,000	956,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,358,000)		2,358,000

TOTAL INVESTMENT SECURITIES (Cost $8,020,044)—96.3%		10,444,254
Net other assets (liabilities)—3.7%		401,896

NET ASSETS—100.0%		$10,846,150

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index expiring 2/26/08	$8,101,451	$297,976

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Chemicals	0.2%
Computers	1.2%
Electronics	0.2%
Energy—Alternate Sources	1.4%
Semiconductors	70.8%
Software	0.1%
Telecommunications	0.7%
Other***	25.4%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (75.2%)
	Shares	Value
3Com Corp.* (Telecommunications)	1,328	$5,485
ADC Telecommunications, Inc.* (Telecommunications)	332	4,910
Adobe Systems, Inc.* (Software)	1,992	69,581
ADTRAN, Inc. (Telecommunications)	166	3,454
Advanced Micro Devices, Inc.* (Semiconductors)	1,992	15,219
Akamai Technologies, Inc.* (Internet)	498	15,040
Altera Corp. (Semiconductors)	1,162	19,626
Amdocs, Ltd.ADR* (Telecommunications)	664	21,972
American Tower Corp.* (Telecommunications)	1,328	49,840
Analog Devices, Inc. (Semiconductors)	996	28,247
ANSYS, Inc.* (Software)	332	11,590
Apple Computer, Inc.* (Computers)	2,988	404,456
Applied Materials, Inc. (Semiconductors)	4,814	86,267
Arris Group, Inc.* (Telecommunications)	498	4,377
Atheros Communications* (Telecommunications)	166	4,533
Atmel Corp.* (Semiconductors)	1,494	4,721
Autodesk, Inc.* (Software)	830	34,154
BEA Systems, Inc.* (Software)	1,328	24,820
BMC Software, Inc.* (Software)	664	21,275
Broadcom Corp.—Class A* (Semiconductors)	1,660	36,653
Brocade Communications Systems, Inc.* (Computers)	1,328	9,150
CA, Inc. (Software)	1,494	32,913
CACI International, Inc.—Class A* (Computers)	166	7,236
Cadence Design Systems, Inc.* (Computers)	996	10,109
Cerner Corp.* (Software)	166	8,698
Check Point Software Technologies, Ltd.ADR* (Internet)	664	14,143
Ciena Corp.* (Telecommunications)	332	9,007
Cisco Systems, Inc.* (Telecommunications)	20,916	512,442
Citrix Systems, Inc.* (Software)	664	22,988
Cognizant Technology Solutions Corp.* (Computers)	996	27,788
Computer Sciences Corp.* (Computers)	664	28,100
Compuware Corp.* (Software)	996	8,466
Corning, Inc. (Telecommunications)	5,312	127,860
Cree Research, Inc.* (Semiconductors)	332	9,811
Crown Castle International Corp.* (Telecommunications)	996	36,045
Cymer, Inc.* (Electronics)	166	4,484
Cypress Semiconductor Corp.* (Semiconductors)	498	10,582
Dell, Inc.* (Computers)	6,806	136,392
Diebold, Inc. (Computers)	166	4,296
Digital River, Inc.* (Internet)	166	6,225
DST Systems, Inc.* (Computers)	166	11,869
Electronic Data Systems Corp. (Computers)	1,826	36,703
Electronics for Imaging, Inc.* (Computers)	166	2,450
EMC Corp.* (Computers)	7,304	115,914
Emulex Corp.* (Semiconductors)	332	5,179
Equinix, Inc.* (Internet)	166	12,538
F5 Networks, Inc.* (Internet)	332	7,812
Fair Isaac Corp. (Software)	166	4,233
Fairchild Semiconductor International, Inc.* (Semiconductors)	498	6,101
First Solar, Inc.* (Energy—Alternate Sources)	166	30,174
FormFactor, Inc.* (Semiconductors)	166	4,021
Foundry Networks, Inc.* (Telecommunications)	498	6,872

Common Stocks, continued
	Shares	Value
Gartner Group, Inc.* (Commercial Services)	166	$2,465
Google, Inc.—Class A* (Internet)	830	468,369
Harris Corp. (Telecommunications)	498	27,236
Hewlett-Packard Co. (Computers)	8,964	392,175
IKON Office Solutions, Inc. (Office/Business Equipment)	332	2,716
Informatica Corp.* (Software)	332	6,411
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	498	8,854
Integrated Device Technology, Inc.* (Semiconductors)	664	4,947
Intel Corp. (Semiconductors)	20,086	425,823
International Business Machines Corp. (Computers)	4,648	498,916
International Rectifier Corp.* (Semiconductors)	166	4,620
Intersil Corp.—Class A (Semiconductors)	498	11,469
Intuit, Inc.* (Software)	996	30,567
Jack Henry & Associates, Inc. (Computers)	332	8,161
JDS Uniphase Corp.* (Telecommunications)	664	6,912
Juniper Networks, Inc.* (Telecommunications)	1,826	49,576
KLA-Tencor Corp. (Semiconductors)	664	27,742
Lam Research Corp.* (Semiconductors)	498	19,118
Lexmark International, Inc.—Class A* (Computers)	332	12,022
Linear Technology Corp. (Semiconductors)	664	18,373
LSI Logic Corp.* (Semiconductors)	2,490	12,998
Marvell Technology Group, Ltd.ADR* (Semiconductors)	1,660	19,704
McAfee, Inc.* (Internet)	498	16,763
MEMC Electronic Materials, Inc.* (Semiconductors)	830	59,312
Microchip Technology, Inc. (Semiconductors)	664	21,188
Micron Technology, Inc.* (Semiconductors)	2,656	18,672
Micros Systems, Inc.* (Computers)	166	10,222
Microsemi Corp.* (Semiconductors)	166	3,772
Microsoft Corp. (Software)	28,718	936,207
Motorola, Inc. (Telecommunications)	7,968	91,871
National Semiconductor Corp. (Semiconductors)	830	15,297
NCR Corp.* (Computers)	664	14,263
Network Appliance, Inc.* (Computers)	1,162	26,982
Novell, Inc.* (Software)	1,162	7,390
Novellus Systems, Inc.* (Semiconductors)	332	7,888
Nuance Communications, Inc.* (Software)	498	7,913
NVIDIA Corp.* (Semiconductors)	1,992	48,983
ON Semiconductor Corp.* (Semiconductors)	996	6,454
Oracle Corp.* (Software)	13,612	279,727
Parametric Technology Corp.* (Software)	332	5,461
Perot Systems Corp.—Class A* (Computers)	332	4,030
Pitney Bowes, Inc. (Office/Business Equipment)	830	30,461
Plantronics, Inc. (Telecommunications)	166	3,171
PMC-Sierra, Inc.* (Semiconductors)	830	3,893
Polycom, Inc.* (Telecommunications)	332	8,383
Progress Software Corp.* (Software)	166	4,900
QLogic Corp.* (Semiconductors)	498	7,121
Qualcomm, Inc. (Telecommunications)	5,644	239,418
Rambus, Inc.* (Semiconductors)	332	6,461
Red Hat, Inc.* (Software)	664	12,404
RF Micro Devices, Inc.* (Telecommunications)	996	3,217
SAIC, Inc.* (Commercial Services)	498	9,412
Salesforce.com, Inc.* (Software)	332	17,357

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks, continued
	Shares	Value
SanDisk Corp.* (Computers)	830	$21,123
SBA Communications Corp.—Class A* (Telecommunications)	332	9,831
Seagate TechnologyADR (Computers)	1,826	37,013
Seagate Technology, Inc.*(a) (Computers)	126	0
Silicon Laboratories, Inc.* (Semiconductors)	166	5,186
SiRF Technology Holdings, Inc.* (Semiconductors)	166	2,541
Skyworks Solutions, Inc.* (Semiconductors)	498	4,009
Sonus Networks, Inc.* (Telecommunications)	996	4,074
SRA International, Inc.—Class A* (Computers)	166	4,553
Sun Microsystems, Inc.* (Computers)	2,988	52,290
Sybase, Inc.* (Software)	332	9,369
Symantec Corp.* (Internet)	2,988	53,575
Synopsys, Inc.* (Computers)	498	10,966
Tech Data Corp.* (Distribution/Wholesale)	166	5,707
Tellabs, Inc.* (Telecommunications)	1,328	9,057
Teradata Corp.* (Computers)	664	15,816
Teradyne, Inc.* (Semiconductors)	664	7,284
Tessera Technologies, Inc.* (Semiconductors)	166	6,502
Texas Instruments, Inc. (Semiconductors)	4,814	148,897
Tibco Software, Inc.* (Internet)	664	4,940
Unisys Corp.* (Computers)	1,162	4,834
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	332	10,694
VeriFone Holdings, Inc.* (Software)	166	3,249
VeriSign, Inc.* (Internet)	830	28,154
VMware, Inc.—Class A* (Software)	166	9,404
Western Digital Corp.* (Computers)	830	21,953
Xerox Corp. (Office/Business Equipment)	3,154	48,572
Xilinx, Inc. (Semiconductors)	996	21,783
Yahoo!, Inc.* (Internet)	4,316	82,781

TOTAL COMMON STOCKS (Cost $5,225,538)		6,768,745

Repurchase Agreements (23.1%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $510,039 (Collateralized by $530,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $528,882)	$510,000	510,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $729,056 (Collateralized by $745,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $744,227)	729,000	729,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $844,065 (Collateralized by $839,000 of various Federal National Mortgage Association Securities, 5.25%-6.00%, 5/15/08-8/1/12, market value $861,797)	$844,000	$844,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,083,000)		2,083,000

TOTAL INVESTMENT SECURITIES (Cost $7,308,538)—98.3%		8,851,745
Net other assets (liabilities)—1.7%		156,420

NET ASSETS—100.0%		$9,008,165

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index expiring 2/26/08	$6,669,303	$212,767

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Commercial Services	0.1%
Computers	21.3%
Distribution/Wholesale	0.2%
Electronics	0.1%
Energy—Alternate Sources	0.3%
Internet	8.0%
Office/Business Equipment	0.8%
Semiconductors	13.1%
Software	17.5%
Telecommunications	13.8%
Other***	24.8%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Telecommunications UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (59.2%)
	Shares	Value
AT&T, Inc. (Telecommunications)	42,036	$1,617,966
CenturyTel, Inc. (Telecommunications)	1,188	43,849
Cincinnati Bell, Inc.* (Telecommunications)	2,772	10,755
Citizens Communications Co. (Telecommunications)	3,696	42,393
Embarq Corp. (Telecommunications)	1,716	77,735
IDT Corp.—Class B (Telecommunications)	528	3,664
Leap Wireless International, Inc.* (Telecommunications)	528	21,833
Leucadia National Corp. (Holding Companies—Diversified)	1,848	81,626
Level 3 Communications, Inc.* (Telecommunications)	17,292	59,485
MetroPCS Communications, Inc.* (Telecommunications)	2,112	38,164
NII Holdings, Inc.—Class B* (Telecommunications)	1,980	84,467
Qwest Communications International, Inc. (Telecommunications)	16,764	98,572
RCN Corp. (Telecommunications)	396	4,613
Sprint Corp. (Telecommunications)	31,416	330,811
TeleCorp PCS, Inc.—Class A*(a) (Telecommunications)	140	0
Telephone & Data Systems, Inc. (Telecommunications)	660	34,809
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	528	25,555
Time Warner Telecom, Inc.—Class A* (Telecommunications)	1,584	27,688
US Cellular Corp.* (Telecommunications)	132	9,385
Verizon Communications, Inc. (Telecommunications)	32,868	1,276,593
Virgin Media, Inc. (Telecommunications)	3,300	55,176
Windstream Corp. (Telecommunications)	5,412	62,833

TOTAL COMMON STOCKS (Cost $3,068,457)		4,007,972

Repurchase Agreements (21.9%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $363,028 (Collateralized by $380,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $379,198)	$363,000	363,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $519,040 (Collateralized by $535,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $534,445)	519,000	519,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $601,046 (Collateralized by $589,000 of various Federal National Mortgage Association Securities, 5.25%-6.00%, 5/15/08-8/1/12, market value $614,065)	$601,000	$601,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,483,000)		1,483,000

TOTAL INVESTMENT SECURITIES (Cost $4,551,457)—81.1%		5,490,972
Net other assets (liabilities)—18.9%		1,278,213

NET ASSETS—100.0%		$6,769,185

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 2/26/08	$6,059,560	$238,947

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Holding Companies—Diversified	1.2%
Telecommunications	58.0%
Other***	40.8%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Common Stocks (74.8%)
	Shares	Value
AGL Resources, Inc. (Gas)	4,464	$168,962
Allegheny Energy, Inc. (Electric)	9,486	519,738
ALLETE, Inc. (Electric)	1,395	53,693
Alliant Energy Corp. (Electric)	6,417	236,787
Ameren Corp. (Electric)	11,718	525,083
American Electric Power, Inc. (Electric)	22,320	955,966
Aqua America, Inc. (Water)	7,533	150,133
Aquila, Inc.* (Electric)	21,204	74,426
Atmos Energy Corp. (Gas)	5,022	144,232
Avista Corp. (Electric)	3,069	61,840
Black Hills Corp. (Electric)	2,232	86,468
CenterPoint Energy, Inc. (Electric)	16,182	259,074
Cleco Corp. (Electric)	3,348	86,546
CMS Energy Corp. (Electric)	12,834	201,109
Consolidated Edison, Inc. (Electric)	15,345	668,735
Constellation Energy Group, Inc. (Electric)	10,323	969,949
Dominion Resources, Inc. (Electric)	32,643	1,403,649
DPL, Inc. (Electric)	6,417	178,136
DTE Energy Co. (Electric)	9,207	392,678
Duke Energy Corp. (Electric)	71,424	1,332,772
Dynegy, Inc.—Class A* (Electric)	22,878	160,603
Edison International (Electric)	17,019	887,711
El Paso Electric Co.* (Electric)	2,511	58,833
Energen Corp. (Gas)	3,627	228,138
Energy East Corp. (Electric)	8,928	225,432
Entergy Corp. (Electric)	11,160	1,207,289
Equitable Resources, Inc. (Pipelines)	6,696	373,302
Exelon Corp. (Electric)	37,665	2,869,696
FirstEnergy Corp. (Electric)	17,298	1,231,963
FPL Group, Inc. (Electric)	21,204	1,367,234
Great Plains Energy, Inc. (Electric)	5,022	140,013
Hawaiian Electric Industries, Inc. (Electric)	4,743	106,623
IDACORP, Inc. (Electric)	2,511	81,959
Integrys Energy Group, Inc. (Electric)	4,185	203,475
ITC Holdings Corp. (Electric)	2,790	147,424
Mirant Corp.* (Electric)	14,508	534,475
National Fuel Gas Co. (Pipelines)	3,906	168,388
New Jersey Resources Corp. (Gas)	1,674	78,494
Nicor, Inc. (Gas)	2,511	102,951
NiSource, Inc. (Electric)	15,624	296,700
Northeast Utilities System (Electric)	8,649	239,750
Northwest Natural Gas Co. (Gas)	1,395	66,039
NorthWestern Corp. (Electric)	2,232	64,505
NRG Energy, Inc.* (Electric)	13,671	527,564
NSTAR (Electric)	5,580	180,959
ONEOK, Inc. (Gas)	5,580	262,260
Pepco Holdings, Inc. (Electric)	11,439	291,237
PG&E Corp. (Electric)	20,088	824,411
Piedmont Natural Gas Co., Inc. (Gas)	3,906	97,923
Pinnacle West Capital Corp. (Electric)	5,580	214,384
PNM Resources, Inc. (Electric)	3,906	75,464
PPL Corp. (Electric)	21,204	1,037,300
Progress Energy, Inc. (Electric)	14,787	667,929
Public Service Enterprise Group, Inc. (Electric)	14,229	1,365,984
Puget Energy, Inc. (Electric)	6,696	175,100
Questar Corp. (Pipelines)	9,765	497,136
Reliant Resources, Inc.* (Electric)	19,251	409,469
SCANA Corp. (Electric)	6,138	228,886
Sempra Energy (Gas)	13,113	733,017
Sierra Pacific Resources (Electric)	12,555	187,948

Common Stocks, continued
	Shares	Value
Southern Co. (Electric)	43,245	$1,571,956
Southern Union Co. (Gas)	5,859	159,248
Southwest Gas Corp. (Gas)	2,511	71,689
Spectra Energy Corp. (Pipelines)	35,712	815,662
TECO Energy, Inc. (Electric)	11,997	199,990
The AES Corp.* (Electric)	37,944	723,971
The Williams Cos., Inc. (Pipelines)	34,038	1,088,195
UGI Corp. (Gas)	5,859	155,967
Unisource Energy Corp. (Electric)	1,953	57,379
Vectren Corp. (Gas)	4,464	122,537
Westar Energy, Inc. (Electric)	5,580	135,929
WGL Holdings, Inc. (Gas)	2,790	89,950
Wisconsin Energy Corp. (Electric)	6,696	304,869
Xcel Energy, Inc. (Electric)	23,994	498,835

TOTAL COMMON STOCKS (Cost $25,265,694)		33,084,121

Repurchase Agreements (25.5%)
	Principal Amount
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $2,758,213 (Collateralized by $2,825,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $2,819,040)	$2,758,000	2,758,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $3,941,304 (Collateralized by $3,670,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $4,021,137)	3,941,000	3,941,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $4,549,351 (Collateralized by $4,637,000 of various Federal National Mortgage Association Securities, 2.413%**-6.00%, 5/15/08-6/13/08, market value $4,641,011)	4,549,000	4,549,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,248,000)		11,248,000

TOTAL INVESTMENT SECURITIES (Cost $36,513,694)—100.3%		44,332,121
Net other assets (liabilities)—(0.3)%		(123,266)

NET ASSETS—100.0%		$44,208,855

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Index expiring 2/26/08	$32,978,753	$(576,212)

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Electric	62.2%
Gas	5.7%
Pipelines	6.6%
Water	0.3%
Other***	25.2%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Short Oil & Gas ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (102.9%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $13,894,073 (Collateralized by $14,348,000 Federal Home Loan Mortgage Corp., 2.63%*, 7/21/08, market value $14,172,337)	$13,893,000	$13,893,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $19,848,533 (Collateralized by $19,798,000 of various U.S. Government Agency Obligations, 2.889%*-5.625%, 2/20/08-6/29/12, market value $20,245,849)	19,847,000	19,847,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $22,897,768 (Collateralized by $23,533,000 of various U.S. Government Agency Obligations, 2.413%*-2.918%*, 4/30/08-6/13/08, market value $23,354,801)	22,896,000	22,896,000

TOTAL REPURCHASE AGREEMENTS (Cost $56,636,000)		56,636,000

TOTAL INVESTMENT SECURITIES (Cost $56,636,000)—102.9%		56,636,000
Net other assets (liabilities)—(2.9)%		(1,573,072)

NET ASSETS—100.0%		$55,062,928

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 2/26/08	$(55,046,073)	$(1,419,830)

See accompanying notes to the financial statements.

PROFUNDS Short Precious Metals ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (108.7%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $3,233,250 (Collateralized by $3,310,000 Federal Home Loan Bank, 2.661%*, 2/29/08, market value $3,303,017)	$3,233,000	$3,233,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $4,618,357 (Collateralized by $4,651,000 of various U.S. Government Agency Obligations, 2.423%*-5.50%, 10/15/08-3/15/11, market value $4,712,009)	4,618,000	4,618,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $5,331,412 (Collateralized by $5,440,000 of various Federal National Mortgage Association Securities, 2.413%*-6.00%, 5/15/08-6/13/08, market value $5,438,811)	5,331,000	5,331,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,182,000)		13,182,000

TOTAL INVESTMENT SECURITIES (Cost $13,182,000)—108.7%		13,182,000
Net other assets (liabilities)—(8.7)%		(1,060,062)

NET ASSETS—100.0%		$12,121,938

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 2/26/08	$(12,109,397)	$(803,407)

See accompanying notes to the financial statements.

PROFUNDS Short Real Estate ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (98.0%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $28,014,163 (Collateralized by $28,927,000 Federal Home Loan Mortgage Corp., 2.63%*, 7/21/08, market value $28,572,845)	$28,012,000	$28,012,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $40,021,090 (Collateralized by $39,498,000 of various Federal National Mortgage Association Securities, 5.10%-5.625%, 9/10/09-6/29/12, market value $40,818,910)	40,018,000	40,018,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $46,165,565 (Collateralized by $47,427,000 of various U.S. Government Agency Obligations, 2.854%*-2.918%*, 4/30/08, market value $47,090,090)	46,162,000	46,162,000

TOTAL REPURCHASE AGREEMENTS (Cost $114,192,000)		114,192,000

TOTAL INVESTMENT SECURITIES (Cost $114,192,000)—98.0%		114,192,000
Net other assets (liabilities)—2.0%		2,381,710

NET ASSETS—100.0%		$116,573,710

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 2/26/08	$(117,206,356)	$(331,008)

See accompanying notes to the financial statements.

PROFUNDS U.S. Government Plus ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

U.S. Treasury Obligations (93.3%)
	Principal Amount	Value
U.S. Treasury Bonds, 5.00%, 5/15/37	$48,900,000	$54,217,875

TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,328,846)		54,217,875

Repurchase Agreements (7.1%)
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,001,077 (Collateralized by $1,030,000 Federal Home Loan Bank, 2.661%*, 2/29/08, market value $1,027,827)	1,001,000	1,001,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,431,111 (Collateralized by $1,470,000 Federal Home Loan Bank, 2.917%*, 2/13/08, market value $1,468,475)	1,431,000	1,431,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $1,655,128 (Collateralized by $1,654,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $1,689,671)	1,655,000	1,655,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,087,000)		4,087,000

TOTAL INVESTMENT SECURITIES (Cost $57,415,846)—100.4%		58,304,875
Net other assets (liabilities)—(0.4)%		(206,851)

NET ASSETS—100.0%		$58,098,024

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring March 2008 (Underlying face amount at value $1,314,500)	11	$62,545

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (5.00% due 5/15/37) expiring 1/31/08	$7,206,875	$(101,182)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (5.00% due 5/15/37) expiring 1/31/08	10,422,250	(194,691)

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity 10 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (98.9%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $2,818,218 (Collateralized by $2,885,000 Federal Home Loan Bank, 2.661%*, 2/29/08, market value $2,878,913)	$2,818,000	$2,818,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $4,026,311 (Collateralized by $4,172,000 of various U.S. Government Agency Obligations, 2.423%*-2.917%*, 2/13/08-10/15/08, market value $4,108,329)	4,026,000	4,026,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $4,648,359 (Collateralized by $4,769,000 of various Federal National Mortgage Association Securities, 2.413%*-6.00%, 5/15/08-6/13/08, market value $4,741,868)	4,648,000	4,648,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,492,000)		11,492,000

Options Purchased(NM)
	Contracts
10-Year U.S. Treasury Note Call Option 144 expiring June 2008	50	460

TOTAL OPTIONS PURCHASED (Cost $873)		460

TOTAL INVESTMENT SECURITIES (Cost $11,492,873)—98.9%		11,492,460
Net other assets (liabilities)—1.1%		125,283

NET ASSETS—100.0%		$11,617,743

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures Contract expiring March 2008 (Underlying face amount at value $350,719)	3	$(5,958)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note (4.75% due 11/15/17) expiring 1/31/08	$(11,377,906)	$10,841

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (105.8%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $31,912,464 (Collateralized by $32,915,000 of various U.S. Government Agency Obligations, 2.63%*-2.661%*, 2/29/08-7/21/08, market value $32,553,465)	$31,910,000	$31,910,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $45,591,520 (Collateralized by $46,394,000 of various U.S. Government Agency Obligations, 2.423%*-5.50%, 2/8/08-3/15/11, market value $46,501,677)	45,588,000	45,588,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $52,593,061 (Collateralized by $54,039,000 of various U.S. Government Agency Obligations, 2.413%*-2.918%*, 4/30/08-6/13/08, market value $53,641,854)	52,589,000	52,589,000

TOTAL REPURCHASE AGREEMENTS (Cost $130,087,000)		130,087,000

Options Purchased(NM)
	Contracts
30-Year U.S. Treasury Bond Call Option 144 expiring May 2008	200	1,839

TOTAL OPTIONS PURCHASED (Cost $3,491)		1,839

TOTAL INVESTMENT SECURITIES (Cost $130,090,491)—105.8%		130,088,839
Net other assets (liabilities)—(5.8)%		(7,184,132)

NET ASSETS—100.0%		$122,904,707

NM	Not meaningful, amount is less than 0.05%.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring March 2008 (Underlying face amount at value $5,377,500)	45	$(21,164)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (5.00% due 5/15/37) expiring 1/31/08	$(89,476,125)	$633,900
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (5.00% due 5/15/37) expiring 1/31/08	(60,537,750)	749,579

See accompanying notes to the financial statements.

PROFUNDS Rising U.S. Dollar ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (101.6%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $2,094,162 (Collateralized by $2,150,000 Federal Home Loan Bank, 2.661%*, 2/29/08, market value $2,145,464)	$2,094,000	$2,094,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $2,992,231 (Collateralized by $2,930,000 of various U.S. Government Agency Obligations, 2.917%*-5.50%, 2/13/08-3/15/11, market value $3,056,075)	2,992,000	2,992,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $3,456,267 (Collateralized by $3,452,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $3,526,448)	3,456,000	3,456,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,542,000)		8,542,000

TOTAL INVESTMENT SECURITIES (Cost $8,542,000)—101.6%		8,542,000
Net other assets (liabilities)—(1.6)%		(132,776)

NET ASSETS—100.0%		$8,409,224

+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at January 31, 2008.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures Contract expiring March 2008 (Underlying face amount at value $75,320)	1	$(1,088)

At January 31, 2008 the Rising U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	2/29/08	722,709	$1,409,158	$1,434,516	$(25,358)
Canadian Dollar vs. U.S. Dollar	2/29/08	1,112,695	1,085,649	1,107,704	(22,055)
Euro vs. U.S. Dollar	2/29/08	4,911,608	7,148,703	7,295,771	(147,068)
Japanese Yen vs. U.S. Dollar	2/29/08	184,294,173	1,751,586	1,736,784	14,802
Swedish Krona vs. U.S. Dollar	2/29/08	3,180,622	486,672	499,645	(12,973)
Swiss Franc vs. U.S. Dollar	2/29/08	465,382	426,790	430,993	(4,203)

Total Short Contracts			$12,308,558	$12,505,413	$(196,855)

Long
British Sterling Pound vs. U.S. Dollar	2/29/08	253,721	$499,800	$503,613	$3,813
Canadian Dollar vs. U.S. Dollar	2/29/08	386,083	382,200	384,351	2,151
Euro vs. U.S. Dollar	2/29/08	1,642,608	2,419,200	2,439,952	20,752
Japanese Yen vs. U.S. Dollar	2/29/08	60,866,439	571,200	573,604	2,404
Swedish Krona vs. U.S. Dollar	2/29/08	1,133,687	176,400	178,091	1,691
Swiss Franc vs. U.S. Dollar	2/29/08	164,499	151,200	152,343	1,143

Total Long Contracts			$4,200,000	$4,231,954	$31,954

See accompanying notes to the financial statements.

PROFUNDS Falling U.S. Dollar ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Repurchase Agreements (81.5%)
	Principal Amount	Value
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $17,142,324 (Collateralized by $17,696,000 of various U.S. Government Agency Obligations, 2.63%*-2.661%*, 2/29/08-7/21/08, market value $17,488,264)	$17,141,000	$17,141,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $24,489,891 (Collateralized by $24,408,000 of various U.S. Government Agency Obligations, 2.889%*-5.625%, 2/13/08-6/29/12, market value $24,979,060)	24,488,000	24,488,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $28,254,182 (Collateralized by $28,996,000 of various U.S. Government Agency Obligations, 2.413%*-6.00%, 4/30/08-6/13/08, market value $28,819,234)	28,252,000	28,252,000

TOTAL REPURCHASE AGREEMENTS (Cost $69,881,000)		69,881,000

TOTAL INVESTMENT SECURITIES (Cost $69,881,000)—81.5%		69,881,000
Net other assets (liabilities)—18.5%		15,841,677

NET ASSETS—100.0%		$85,722,677

*	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At January 31, 2008 the Falling U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	2/29/08	351,481	$690,200	$697,660	$(7,460)
Canadian Dollar vs. U.S. Dollar	2/29/08	536,164	527,800	533,759	(5,959)
Euro vs. U.S. Dollar	2/29/08	2,280,887	3,340,800	3,388,062	(47,262)
Japanese Yen vs. U.S. Dollar	2/29/08	84,019,819	788,800	791,801	(3,001)
Swedish Krona vs. U.S. Dollar	2/29/08	1,578,851	243,600	248,022	(4,422)
Swiss Franc vs. U.S. Dollar	2/29/08	228,148	208,800	211,289	(2,489)

Total Short Contracts			$5,800,000	$5,870,593	$(70,593)

Long
British Sterling Pound vs. U.S. Dollar	2/29/08	5,468,673	$10,702,312	$10,854,844	$152,532
Canadian Dollar vs. U.S. Dollar	2/29/08	8,304,150	8,138,433	8,266,902	128,469
Euro vs. U.S. Dollar	2/29/08	35,331,063	51,659,298	52,481,256	821,958
Japanese Yen vs. U.S. Dollar	2/29/08	1,318,218,801	12,502,124	12,422,866	(79,258)
Swedish Krona vs. U.S. Dollar	2/29/08	24,298,860	3,744,255	3,817,118	72,863
Swiss Franc vs. U.S. Dollar	2/29/08	3,605,354	3,315,469	3,338,937	23,468

Total Long Contracts			$90,061,891	$91,181,923	$1,120,032

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

January 31, 2008

(unaudited)

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
Assets:
Securities, at cost	$56,709,618	$4,919,755	$7,288,595	$10,904,667

Securities, at value	68,840,857	5,959,090	8,218,518	18,864,583
Repurchase agreements, at cost	4,534,000	1,745,000	1,838,000	151,000

Total Investment Securities	73,374,857	7,704,090	10,056,518	19,015,583
Cash	87	218	—	308
Segregated cash balances with brokers for futures contracts	402,263	40,016	22,560	16,325
Dividends and interest receivable	46,220	1,926	4,601	1,355
Receivable for investments sold	—	—	44,272	—
Receivable for capital shares issued	6,086,120	2,849,406	2,045,675	959,183
Unrealized gain on total return swap agreements	—	21,830	25,581	—
Variation margin on futures contracts	81,091	13,805	7,234	2,875
Receivable from Advisor	—	—	—	—
Prepaid and other expenses	20,492	14,617	15,230	28,465

Total Assets	80,011,130	10,645,908	12,221,671	20,024,094

Liabilities:
Cash overdraft	—	—	4,712	—
Payable for investments purchased	6,663,155	2,536,392	1,498,003	802,748
Payable for capital shares redeemed	255,826	118,649	484,910	144,571
Advisory fees payable	30,751	1,363	5,203	16,722
Management services fees payable	6,150	273	1,041	3,583
Administration fees payable	1,342	142	359	779
Distribution and services fees payable—Service Class	8,953	1,278	1,242	4,432
Trustee fees payable	1	— (a)	— (a)	2
Transfer agency fees payable	7,609	1,901	2,448	7,208
Fund accounting fees payable	2,191	231	587	1,271
Compliance services fees payable	636	164	236	1,414
Service fees payable	784	83	210	455
Other accrued expenses	38,995	2,027	16,137	—

Total Liabilities	7,016,393	2,662,503	2,015,088	983,185

Net Assets	$72,994,737	$7,983,405	$10,206,583	$19,040,909

Net Assets consist of:
Capital	$90,887,575	$7,590,617	$12,762,233	$18,306,067
Accumulated net investment income (loss)	(6,756)	(54,206)	(115,368)	(125,548)
Accumulated net realized gains (losses) on investments	(29,758,654)	(443,111)	(3,321,499)	(6,898,905)
Net unrealized appreciation (depreciation) on investments	11,872,572	890,105	881,217	7,759,295

Net Assets	$72,994,737	$7,983,405	$10,206,583	$19,040,909

Net Assets:
Investor Class	$61,501,772	$6,700,658	$9,056,433	$15,102,129
Service Class	11,492,965	1,282,747	1,150,150	3,938,780

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	1,000,698	155,505	225,861	226,171
Service Class	201,630	31,353	30,625	63,491

Net Asset Value (offering and redemption price per share):
Investor Class	$61.46	$43.09	$40.10	$66.77
Service Class	57.00	40.91	37.56	62.04

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

Large- Cap Value ProFund		Large- Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small- Cap Value ProFund	Small- Cap Growth ProFund

$12,391,101		$18,313,622	$5,405,807	$7,321,220	$15,068,568	$6,173,341

14,533,744		20,416,583	6,888,707	9,661,487	16,367,908	8,976,288
—		—	—	28,000	61,000	—

14,533,744		20,416,583	6,888,707	9,689,487	16,428,908	8,976,288
—		—	—	1	157,988	—
—		—	—	—	—	—
17,650		17,775	8,723	2,807	6,562	2,058
—		6,489	316,866	1,207,465	—	—
2,893,290		19,932	506,512	2,488	299,809	69,800
—		—	—	—	—	—
—		—	—	—	—	—
—		—	—	—	3,971	399
17,559		16,928	21,858	18,659	17,145	14,401

17,462,243		20,477,707	7,742,666	10,920,907	16,914,383	9,062,946

34,603		47,321	80,012	—	—	35,368
2,609,087		—	—	—	604,395	—
259,544		126,770	737,747	1,234,996	1,289	498
6,062		20,787	6,518	13,244	—	—
1,213		4,158	1,304	2,649	—	—
265		905	284	576	151	260
3,078		6,259	1,945	5,781	1,593	3,219
—	(a)	1	— (a)	1	— (a)	— (a)
2,267		6,906	1,888	5,842	1,146	1,952
432		1,478	463	941	246	424
290		575	228	442	171	233
155		529	166	337	88	152
5,021		17,105	—	23,709	—	8,901

2,922,017		232,794	830,555	1,288,518	609,079	51,007

$14,540,226		$20,244,913	$6,912,111	$9,632,389	$16,305,304	$9,011,939

$12,080,321		$24,583,978	$7,146,847	$13,930,972	$16,544,645	$9,042,779
(3,869)		(24,924)	(149,839)	(112,054)	(53,814)	(30,347)
321,131		(6,417,102)	(1,567,797)	(6,526,796)	(1,484,867)	(2,803,440)
2,142,643		2,102,961	1,482,900	2,340,267	1,299,340	2,802,947

$14,540,226		$20,244,913	$6,912,111	$9,632,389	$16,305,304	$9,011,939

$11,473,835		$13,259,636	$4,769,443	$3,220,135	$14,379,488	$5,407,465
3,066,391		6,985,277	2,142,668	6,412,254	1,925,816	3,604,474

247,493		337,846	112,843	86,898	339,853	139,220
68,950		187,196	53,960	185,473	48,623	98,977

$46.36		$39.25	$42.27	$37.06	$42.31	$38.84
44.47		37.32	39.71	34.57	39.61	36.42

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2008

(unaudited)

Statements of Assets and Liabilities, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Assets:
Securities, at cost	$3,599,533	$46,895,640	$27,568,984	$60,082,890

Securities, at value	6,051,911	84,389,576	37,402,796	64,067,084
Repurchase agreements, at cost	193,000	15,694,000	9,703,000	18,591,000

Total Investment Securities	6,244,911	100,083,576	47,105,796	82,658,084
Cash	10,146	565	796	—
Segregated cash balances with brokers for futures contracts	—	2,921,534	1,067,220	7,202,724
Dividends and interest receivable	23,793	111,289	26,926	46,982
Receivable for investments sold	29,029	—	—	2,003,325
Receivable for capital shares issued	73,978	2,059,439	1,873,289	4,863,152
Unrealized gain on total return swap agreements	—	1,357,657	705,644	521,222
Variation margin on futures contracts	—	667,325	379,940	2,147,187
Prepaid expenses	18,255	26,763	25,548	29,366

Total Assets	6,400,112	107,228,148	51,185,159	99,472,042

Liabilities:
Cash overdraft	—	—	—	66,082
Payable for investments purchased	215,882	—	2,536,392	80,712
Payable for capital shares redeemed	85,738	1,824,006	1,183,869	26,549,717
Advisory fees payable	7,024	77,118	33,631	58,496
Management services fees payable	1,405	15,424	6,726	11,699
Administration fees payable	306	3,352	1,461	2,543
Distribution and services fees payable—Service Class	2,224	6,662	3,720	4,520
Trustee fees payable	1	5	2	3
Transfer agency fees payable	4,569	21,730	9,753	14,177
Fund accounting fees payable	500	5,474	2,386	4,153
Compliance services fees payable	443	2,696	1,207	1,378
Service fees payable	179	1,959	854	1,486
Other accrued expenses	2,516	126,090	64,389	90,467

Total Liabilities	320,787	2,084,516	3,844,390	26,885,433

Net Assets	$6,079,325	$105,143,632	$47,340,769	$72,586,609

Net Assets consist of:
Capital	$5,137,039	$178,856,934	$62,484,779	$95,972,418
Accumulated net investment income (loss)	(7,710)	66,247	(59,430)	(168,994)
Accumulated net realized gains (losses) on investments	(1,502,382)	(103,276,866)	(22,570,460)	(21,914,173)
Net unrealized appreciation (depreciation) on investments	2,452,378	29,497,317	7,485,880	(1,302,642)

Net Assets	$6,079,325	$105,143,632	$47,340,769	$72,586,609

Net Assets:
Investor Class	$3,918,913	$97,750,456	$44,492,192	$69,013,140
Service Class	2,160,412	7,393,176	2,848,577	3,573,469

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	216,681	1,599,314	1,000,366	2,876,053
Service Class	116,959	130,910	68,158	160,063

Net Asset Value (offering and redemption price per share):
Investor Class	$18.09	$61.12	$44.48	$24.00
Service Class	18.47	56.48	41.79	22.33

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraJapan ProFund

$20,952,274	$94,183,517	$—	$—	$8,491,289	$40,601

28,467,538	193,462,292	—	—	8,279,176	16,183
4,755,000	23,264,000	22,798,000	245,579,000	2,177,000	42,108,000

33,222,538	216,726,292	22,798,000	245,579,000	10,456,176	42,124,183
649	587	407	589	—	1,181
1,292,796	4,032,275	—	—	—	3,128,230
42,974	15,577	1,761	18,964	24,586	3,252
—	—	—	—	5,871	—
894,149	2,903,340	826,496	3,638,613	458,623	2,573,792
327,654	3,967,359	487,776	8,069,879	481,397	1,015,581
373,180	710,125	—	—	—	488,888
15,102	31,125	11,295	32,692	34,085	23,910

36,169,042	228,386,680	24,125,735	257,339,737	11,460,738	49,359,017

—	—	—	—	5,298	—
—	—	—	—	—	—
1,894,096	3,720,684	461,745	6,120,765	616,744	2,861,052
27,252	156,323	18,416	164,308	7,639	40,170
5,450	31,265	3,683	32,862	1,528	6,695
1,186	6,769	799	7,128	332	1,453
5,182	10,790	3,561	11,513	770	1,548
2	10	1	12	1	2
8,527	43,012	5,256	49,274	3,292	8,512
1,936	11,054	1,306	11,639	542	2,373
1,076	4,975	686	5,560	189	1,209
693	3,956	467	4,166	194	849
30,998	227,072	29,582	224,623	15,225	68,356

1,976,398	4,215,910	525,502	6,631,850	651,754	2,992,219

$34,192,644	$224,170,770	$23,600,233	$250,707,887	$10,808,984	$46,366,798

$40,784,549	$1,875,704,303	$38,525,970	$412,289,932	$14,701,672	$120,973,010
13,618	(85,490)	53,437	548,670	10,671	65,612
(15,219,779)	(1,742,675,470)	(15,466,950)	(170,200,594)	(4,172,643)	(76,192,780)
8,614,256	91,227,427	487,776	8,069,879	269,284	1,520,956

$34,192,644	$224,170,770	$23,600,233	$250,707,887	$10,808,984	$46,366,798

$28,205,470	$213,102,326	$20,544,162	$238,829,708	$10,053,361	$44,820,752
5,987,174	11,068,444	3,056,071	11,878,179	755,623	1,546,046

715,990	8,391,388	680,658	6,753,889	367,203	1,656,050
157,550	475,077	102,032	341,452	27,602	60,519

$39.39	$25.40	$30.18	$35.36	$27.38	$27.06
38.00	23.30	29.95	34.79	27.38	25.55

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2008

(unaudited)

Statements of Assets and Liabilities, continued

	Bear ProFund	Short Small- Cap ProFund	Short NASDAQ-100 ProFund	UltraBear ProFund
Assets:
Securities, at cost	$3,143	$2,499	$319	$6,949

Securities, at value	1,453	1,121	136	3,352
Repurchase agreements, at cost	137,748,000	42,287,000	10,045,000	139,802,000

Total Investment Securities	137,749,453	42,288,121	10,045,136	139,805,352
Cash	952	979	912	—
Segregated cash balances with brokers for futures contracts	4,116,930	1,832,224	97,050	9,236,424
Segregated cash balances with custodian for swap agreements	—	—	—	—
Dividends and interest receivable	10,637	3,266	776	10,796
Receivable for capital shares issued	797,779	464,719	1,072,979	3,350,333
Prepaid and other expenses	21,674	11,717	14,157	26,497

Total Assets	142,697,425	44,601,026	11,231,010	152,429,402

Liabilities:
Cash overdraft	—	—	—	179,266
Payable for capital shares redeemed	1,262,799	176,824	560,727	5,237,188
Unrealized loss on total return swap agreements	1,356,962	294,839	180,839	2,687,254
Variation margin on futures contracts	912,510	648,589	17,250	2,036,068
Advisory fees payable	49,983	21,569	7,442	89,192
Management services fees payable	9,997	4,314	1,489	17,838
Administration fees payable	2,185	943	327	3,912
Distribution and services fees payable—Service Class	2,124	1,399	978	7,615
Trustee fees payable	2	1	— (a)	4
Transfer agency fees payable	6,498	5,081	1,544	19,089
Fund accounting fees payable	3,568	1,540	533	6,388
Compliance services fees payable	781	419	160	1,971
Service fees payable	1,277	551	191	2,286
Other accrued expenses	35,971	32,824	—	80,390

Total Liabilities	3,644,657	1,188,893	771,480	10,368,461

Net Assets	$139,052,768	$43,412,133	$10,459,530	$142,060,941

Net Assets consist of:
Capital	$178,832,200	$100,356,493	$43,128,686	$320,729,849
Accumulated net investment income (loss)	136,876	27,903	44,013	241,304
Accumulated net realized gains (losses) on investments	(39,311,490)	(56,360,988)	(32,675,535)	(185,140,851)
Net unrealized appreciation (depreciation) on investments	(604,818)	(611,275)	(37,634)	6,230,639

Net Assets	$139,052,768	$43,412,133	$10,459,530	$142,060,941

Net Assets:
Investor Class	$136,367,976	$42,045,199	$9,748,415	$132,936,692
Service Class	2,684,792	1,366,934	711,115	9,124,249

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	5,007,361	2,483,076	621,726	9,216,509
Service Class	95,240	76,190	44,991	626,126

Net Asset Value (offering and redemption price per share):
Investor Class	$27.23	$16.93	$15.68	$14.42
Service Class	28.19	17.94	15.81	14.57

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund	UltraShort Emerging Markets ProFund

$3,099	$28,151	$4,950	$3,060	$—	$—

1,542	14,318	1,495	1,303	—	—
17,297,000	224,894,000	18,143,000	102,710,000	36,237,000	42,583,000

17,298,542	224,908,318	18,144,495	102,711,303	36,237,000	42,583,000
312	49,651	—	627	669	725
409,260	16,038,012	192,090	2,879,149	—	—
—	—	410	—	—	—
5,606	17,367	1,401	7,932	2,798	3,288
702,518	15,146,267	1,667,637	5,147,023	2,371,332	1,104,776
20,742	41,759	13,681	19,380	8,644	14,186

18,436,980	256,201,374	20,019,714	110,765,414	38,620,443	43,705,975

—	—	361	—	—	—
4,769,213	6,453,826	4,345,725	6,184,758	291,075	603,908
484,538	3,862,489	659,580	3,541,903	792,094	1,498,962
178,980	5,717,363	65,100	500,656	—	—
29,126	197,964	10,250	61,281	20,895	25,425
5,825	39,593	2,050	12,257	4,179	5,085
1,282	8,689	449	2,698	918	1,115
2,589	11,481	881	2,577	1,708	3,811
1	9	1	3	1	1
5,167	62,502	3,195	14,095	2,564	7,562
2,093	14,190	733	4,405	1,499	1,821
588	4,192	282	1,538	528	703
749	5,079	263	1,577	536	652
31,560	159,380	10,860	70,498	23,309	33,037

5,511,711	16,536,757	5,099,730	10,398,246	1,139,306	2,182,082

$12,925,269	$239,664,617	$14,919,984	$100,367,168	$37,481,137	$41,523,893

$23,124,939	$357,063,533	$24,473,508	$427,602,824	$84,614,033	$140,900,472
84,530	623,687	22,449	181,928	69,514	67,798
(10,324,319)	(131,396,257)	(8,873,543)	(328,206,744)	(46,410,316)	(97,945,415)
40,119	13,373,654	(702,430)	789,160	(792,094)	(1,498,962)

$12,925,269	$239,664,617	$14,919,984	$100,367,168	$37,481,137	$41,523,893

$9,842,112	$224,748,926	$13,912,678	$96,664,202	$34,940,888	$36,692,574
3,083,157	14,915,691	1,007,306	3,702,966	2,540,249	4,831,319

675,566	14,821,991	791,399	8,320,420	1,510,553	4,391,414
213,658	978,501	57,291	299,574	109,233	575,516

$14.57	$15.16	$17.58	$11.62	$23.13	$8.36
14.43	15.24	17.58	12.36	23.26	8.39

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2008

(unaudited)

Statements of Assets and Liabilities, continued

	UltraShort Latin America ProFund		UltraShort Japan ProFund	Banks UltraSector ProFund	Basic Materials UltraSector ProFund
Assets:
Securities, at cost	$—		$35,600	$8,949,970	$31,984,085

Securities, at value	—		19,848	10,026,292	41,251,428
Repurchase agreements, at cost	2,444,000		29,927,000	2,726,000	10,883,000

Total Investment Securities	2,444,000		29,946,848	12,752,292	52,134,428
Cash	733		1,050	—	207
Segregated cash balances with brokers for futures contracts	—		4,830,859	—	—
Segregated cash balances with custodian for swap agreements	—		—	—	—
Dividends and interest receivable	189		2,311	20,770	48,136
Receivable for investments sold	—		—	40,832	—
Receivable for capital shares issued	512,245		12,092,003	545,252	267,412
Unrealized gain on total return swap agreements	—		—	751,399	3,117,521
Receivable from Advisor	31		—	—	—
Prepaid and other expenses	26,636		17,523	12,841	14,551

Total Assets	2,983,834		46,890,594	14,123,386	55,582,255

Liabilities:
Cash overdraft	—		—	26,653	—
Payable for investments purchased	—		—	225,101	—
Payable for capital shares redeemed	203,728		3,485,793	464,715	291,527
Unrealized loss on total return swap agreements	186,501		24,894	—	—
Variation margin on futures contracts	—		710,540	—	—
Advisory fees payable	—		21,436	3,126	37,712
Management services fees payable	—		3,573	625	7,543
Administration fees payable	63		980	277	1,642
Distribution and services fees payable—Service Class	86		1,448	1,358	5,251
Trustee fees payable	—	(a)	1	22	186
Transfer agency fees payable	676		3,839	1,469	8,315
Fund accounting fees payable	103		1,600	453	2,682
Compliance services fees payable	28		244	122	1,077
Service fees payable	37		573	162	960
Other accrued expenses	—		22,444	4,805	49,633

Total Liabilities	391,222		4,277,365	728,888	406,528

Net Assets	$2,592,612		$42,613,229	$13,394,498	$55,175,727

Net Assets consist of:
Capital	$2,670,930		$33,537,652	$15,671,102	$57,968,009
Accumulated net investment income (loss)	2,415		76,754	68,929	25,698
Accumulated net realized gains (losses) on investments	105,768		1,552,314	(4,173,254)	(15,202,844)
Net unrealized appreciation (depreciation) on investments	(186,501)		7,446,509	1,827,721	12,384,864

Net Assets	$2,592,612		$42,613,229	$13,394,498	$55,175,727

Net Assets:
Investor Class	$2,577,178		$40,323,869	$11,109,549	$49,751,271
Service Class	15,434		2,289,360	2,284,949	5,424,456

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	104,472		1,032,977	376,590	841,080
Service Class	627		57,660	75,954	92,987

Net Asset Value (offering and redemption price per share):
Investor Class	$24.67		$39.04	$29.50	$59.15
Service Class	24.62		39.70	30.08	58.34

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund

$20,325,857	$1,097,869	$1,737,651	$10,597,264	$12,064,126	$2,412,131

26,463,902	1,477,774	1,843,795	11,851,575	14,123,554	2,829,508
8,539,000	464,000	444,000	3,128,000	4,899,000	801,000

35,002,902	1,941,774	2,287,795	14,979,575	19,022,554	3,630,508
375	1,024	925	3,244	—	—
—	—	—	—	—	—
—	3	—	—	—	—
659	3,695	176	13,951	20,009	2,013
838,520	—	—	1,006	9,475	2,604
50,861	14,730	548,442	2,280,988	5,617	78,041
541,316	26,102	37,320	404,784	—	130,832
—	—	3,216	—	—	4,582
15,284	15,167	18,481	17,404	11,238	26,090

36,449,917	2,002,495	2,896,355	17,700,952	19,068,893	3,874,670

—	—	—	—	8,772	949
—	109	388,262	1,684,912	—	189
222,001	29,394	50,113	181,521	13,028	7,691
—	—	—	—	116,642	—
—	—	—	—	—	—
20,368	1,744	—	4,718	20,793	—
4,074	349	—	944	4,158	—
890	190	25	263	905	117
2,405	228	326	980	4,004	229
76	43	2	31	91	17
3,835	1,209	232	1,600	4,377	581
1,453	310	42	429	1,479	191
487	219	16	191	490	138
520	111	15	153	529	68
21,824	1,717	—	—	16,028	—

277,933	35,623	439,033	1,875,742	191,296	10,170

$36,171,984	$1,966,872	$2,457,322	$15,825,210	$18,877,597	$3,864,500

$50,012,178	$2,905,714	$2,988,479	$22,001,733	$27,521,190	$8,968,866
(49,008)	9,340	(471)	(40,264)	2,080	759
(20,470,547)	(1,354,189)	(674,150)	(7,795,354)	(10,588,459)	(5,653,334)
6,679,361	406,007	143,464	1,659,095	1,942,786	548,209

$36,171,984	$1,966,872	$2,457,322	$15,825,210	$18,877,597	$3,864,500

$32,518,116	$1,727,105	$2,049,172	$14,295,847	$15,778,149	$3,667,193
3,653,868	239,767	408,150	1,529,363	3,099,448	197,307

631,083	46,223	75,529	632,035	1,010,119	86,463
76,302	6,481	15,425	71,511	211,336	4,730

$51.53	$37.36	$27.13	$22.62	$15.62	$42.41
47.89	37.00	26.46	21.39	14.67	41.71

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2008

(unaudited)

Statements of Assets and Liabilities, continued

	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund	Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund
Assets:
Securities, at cost	$4,218,291	$1,539,651	$51,172,224	$13,958,598

Securities, at value	9,503,998	1,966,051	103,602,337	16,518,580
Repurchase agreements, at cost	2,865,000	805,000	31,053,000	5,640,000

Total Investment Securities	12,368,998	2,771,051	134,655,337	22,158,580
Cash	34,025	150	22,792	782
Dividends and interest receivable	221	62	10,930	2,910
Receivable for investments sold	—	767,952	—	302,180
Receivable for capital shares issued	575,637	79,961	1,226,427	483,900
Unrealized gain on total return swap agreements	304,144	106,128	3,700,472	—
Prepaid and other expenses	15,511	13,214	21,055	18,048

Total Assets	13,298,536	3,738,518	139,637,013	22,966,400

Liabilities:
Cash overdraft	—	—	—	—
Payable for investments purchased	450,402	—	22,500	—
Payable for capital shares redeemed	142,381	66,563	975,714	455,740
Unrealized loss on total return swap agreements	—	—	—	234,697
Advisory fees payable	8,204	223	100,178	23,122
Management services fees payable	1,641	44	20,036	4,625
Administration fees payable	356	161	4,350	1,001
Distribution and services fees payable—Service Class	703	207	10,148	2,728
Trustee fees payable	45	17	454	112
Transfer agency fees payable	2,381	1,158	22,374	6,438
Fund accounting fees payable	582	263	7,104	1,634
Compliance services fees payable	296	135	2,922	772
Service fees payable	208	94	2,543	585
Other accrued expenses	15,016	—	148,756	29,913

Total Liabilities	622,215	68,865	1,317,079	761,367

Net Assets	$12,676,321	$3,669,653	$138,319,934	$22,205,033

Net Assets consist of:
Capital	$16,172,376	$11,394,534	$102,703,002	$27,937,681
Accumulated net investment income (loss)	(27,369)	(21,065)	(70,473)	(12,510)
Accumulated net realized gains (losses) on investments	(9,058,537)	(8,236,344)	(20,443,180)	(8,045,423)
Net unrealized appreciation (depreciation) on investments	5,589,851	532,528	56,130,585	2,325,285

Net Assets	$12,676,321	$3,669,653	$138,319,934	$22,205,033

Net Assets:
Investor Class	$11,990,072	$3,257,283	$127,621,394	$20,724,973
Service Class	686,249	412,370	10,698,540	1,480,060

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	148,527	324,559	2,566,838	648,758
Service Class	9,172	44,505	231,711	47,035

Net Asset Value (offering and redemption price per share):
Investor Class	$80.73	$10.04	$49.72	$31.95
Service Class	74.82	9.27	46.17	31.47

See accompanying notes to the financial statements.

Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund

$2,904,516	$—	$11,264,380	$5,662,044	$5,225,538	$3,068,457

3,688,579	—	14,929,095	8,086,254	6,768,745	4,007,972
1,298,000	153,887,000	4,759,000	2,358,000	2,083,000	1,483,000

4,986,579	153,887,000	19,688,095	10,444,254	8,851,745	5,490,972
874	958	257	—	184	472
7,646	11,884	20,009	3,253	825	60,088
109,958	—	—	131,866	—	1,153,617
125,152	4,913,096	2,133,540	194,805	28,609	73,035
—	1,058,170	—	297,976	212,767	238,947
14,745	23,513	17,864	12,888	14,314	15,760

5,244,954	159,894,621	21,859,765	11,085,042	9,108,444	7,032,891

—	—	—	73,843	—	—
71,690	—	1,572,027	90,496	81,569	—
58,885	6,270,853	412,569	64,668	1,559	246,713
64,406	—	77,089	—	—	—
20	84,222	11,107	3,642	4,590	5,212
4	16,845	2,222	728	918	1,042
167	3,690	484	308	343	226
359	15,214	915	307	801	424
24	290	72	29	49	33
1,256	21,519	3,160	1,808	2,331	1,497
273	6,026	791	502	560	370
144	1,782	483	196	298	305
98	2,157	283	180	201	132
—	71,483	7,427	2,185	7,060	7,752

197,326	6,494,081	2,088,629	238,892	100,279	263,706

$5,047,628	$153,400,540	$19,771,136	$10,846,150	$9,008,165	$6,769,185

$11,434,698	$158,479,147	$34,773,425	$44,270,687	$20,311,110	$7,233,611
52,358	259,112	(322,637)	(7,039)	1,808	(39,159)
(7,159,085)	(6,395,889)	(18,267,278)	(36,139,684)	(13,060,727)	(1,603,729)
719,657	1,058,170	3,587,626	2,722,186	1,755,974	1,178,462

$5,047,628	$153,400,540	$19,771,136	$10,846,150	$9,008,165	$6,769,185

$4,765,054	$133,669,376	$18,701,772	$10,542,749	$8,303,704	$6,359,314
282,574	19,731,164	1,069,364	303,401	704,461	409,871

526,511	2,569,639	509,200	725,437	300,171	331,911
32,254	393,408	28,714	22,396	26,907	22,294

$9.05	$52.02	$36.73	$14.53	$27.66	$19.16
8.76	50.15	37.24	13.55	26.18	18.38

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2008

(unaudited)

Statements of Assets and Liabilities, continued

	Utilities UltraSector ProFund	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
Assets:
Securities, at cost	$25,265,694	$—	$—	$—

Securities, at value	33,084,121	—	—	—
Repurchase agreements, at cost	11,248,000	56,636,000	13,182,000	114,192,000

Total Investment Securities	44,332,121	56,636,000	13,182,000	114,192,000
Cash	—	468	702	500
Segregated cash balances with brokers for futures contracts	—	—	—	—
Unrealized appreciation on currency contracts	—	—	—	—
Dividends and interest receivable	77,576	4,374	1,018	8,818
Receivable for investments sold	2,944	—	—	—
Receivable for capital shares issued	2,586,119	116,081	648,148	3,395,857
Unrealized gain on total return swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid and other expenses	16,424	13,648	19,999	23,714

Total Assets	47,015,184	56,770,571	13,851,867	117,620,889

Liabilities:
Cash overdraft	2,753	—	—	—
Dividends payable	—	—	—	—
Payable for investments purchased	1,660,584	—	—	—
Payable for capital shares redeemed	389,456	237,589	888,765	487,899
Unrealized depreciation on currency contracts	—	—	—	—
Unrealized loss on total return swap agreements	576,212	1,419,830	803,407	331,008
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	63,907	17,575	7,984	76,622
Management services fees payable	12,782	3,515	1,597	15,325
Administration fees payable	2,780	771	348	3,349
Distribution and services fees payable—Service Class	5,284	1,354	699	11,846
Distribution and services fees payable—Class A	—	—	—	—
Trustee fees payable	384	89	65	314
Transfer agency fees payable	13,164	5,687	4,142	13,609
Fund accounting fees payable	4,540	1,259	569	5,469
Compliance services fees payable	1,996	518	451	1,983
Service fees payable	1,625	450	204	1,957
Other accrued expenses	70,862	19,006	21,698	97,798

Total Liabilities	2,806,329	1,707,643	1,729,929	1,047,179

Net Assets	$44,208,855	$55,062,928	$12,121,938	$116,573,710

Net Assets consist of:
Capital	$48,811,666	$63,913,895	$27,437,260	$124,128,923
Accumulated net investment income (loss)	(31,050)	55,801	13,118	230,926
Accumulated net realized gains (losses) on investments	(11,813,976)	(7,486,938)	(14,525,033)	(7,455,131)
Net unrealized appreciation (depreciation) on investments	7,242,215	(1,419,830)	(803,407)	(331,008)

Net Assets	$44,208,855	$55,062,928	$12,121,938	$116,573,710

Net Assets:
Investor Class	$38,662,637	$52,313,849	$11,244,399	$103,252,564
Service Class	5,546,218	2,749,079	877,539	13,321,146
Class A	—	—	—	—

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	1,499,134	2,801,069	615,312	3,860,170
Service Class	226,271	145,186	44,599	498,343
Class A	—	—	—	—

Net Asset Value (redemption price per share):
Investor Class	$25.79	$18.68	$18.27	$26.75
Service Class	24.51	18.93	19.68	26.73
Class A(b)	—	—	—	—

Maximum Sales Charge:
Class A	N/A	N/A	N/A	N/A
Maximum Offering Price Per Share (100%/ (100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$—	$—	$—	$—

(a)	Amount is less than $0.50.
(b)

Redemption price per share may vary for certain purchases of Class A shares that are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

(c)	Net asset value is calculated using unrounded net assets of $934.97 divided by the unrounded shares outstanding of 32.50.

See accompanying notes to the financial statements.

U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund	Falling U.S. Dollar ProFund

$53,328,846	$873		$3,491	$—	$—

54,217,875	460		1,839	—	—
4,087,000	11,492,000		130,087,000	8,542,000	69,881,000

58,304,875	11,492,460		130,088,839	8,542,000	69,881,000
173	37		86	259	114
30,058	5,797		174,615	1,134	—
—	—		—	46,756	1,199,290
524,244	887		10,046	660	5,396
—	—		—	—	—
2,269,675	136,596		1,430,421	110,871	19,030,063
—	10,841		1,383,479	—	—
8,250	—		—	110	—
23,460	23,370		21,163	28,197	21,169

61,160,735	11,669,988		133,108,649	8,729,987	90,137,032

—	—		—	—	—
8,085	—		—	—	—
—	—		—	—	—
2,691,618	35,608		9,869,897	98,088	4,143,856
—	—		—	211,657	149,851
295,873	—		—	—	—
—	2,613		72,938	—	—
18,945	6,976		82,159	4,795	39,342
5,683	1,395		16,432	959	7,869
1,242	305		3,587	298	1,720
13,394	316		15,984	1,850	4,288
38	—	(a)	— (a)	—	—
1	—	(a)	4	1	3
9,802	962		20,521	2,177	17,223
2,029	497		5,857	487	2,809
806	175		2,242	277	1,747
726	178		2,096	174	1,005
14,469	3,220		112,225	—	44,642

3,062,711	52,245		10,203,942	320,763	4,414,355

$58,098,024	$11,617,743		$122,904,707	$8,409,224	$85,722,677

$53,854,329	$14,353,088		$255,867,003	$11,353,151	$86,017,254
(19,143)	19,906		182,285	22,322	24,614
3,607,137	(2,759,721)		(134,505,244)	(2,800,260)	(1,368,630)
655,701	4,470		1,360,663	(165,989)	1,049,439

$58,098,024	$11,617,743		$122,904,707	$8,409,224	$85,722,677

$24,664,486	$11,221,759		$113,881,266	$6,089,977	$80,289,617
33,305,150	395,049		9,022,520	2,319,247	5,433,060
128,388	935		921	—	—

745,579	412,007		6,471,394	218,783	2,649,258
1,011,407	13,863		519,206	83,462	179,594
3,880	33		51	—	—

$33.08	$27.24		$17.60	$27.84	$30.31
32.93	28.50		17.38	27.79	30.25
33.09	28.77	(c)	18.06	—	—

4.75%	4.75%		4.75%	N/A	N/A

$34.74	$30.20		$18.96	$—	$—

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2008

(unaudited)

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
Investment Income:
Dividends	$370,088	$31,749	$60,573	$268,545
Interest	100,820	60,391	147,730	171,667

Total Investment Income	470,908	92,140	208,303	440,212

Expenses:
Advisory fees	150,950	31,107	59,883	447,811
Management services fees	30,190	6,221	11,977	95,960
Administration fees	9,214	1,348	2,124	12,091
Distribution and services fees—Service Class	39,107	9,550	11,651	23,965
Transfer agency fees	21,927	4,848	7,719	38,520
Administrative services fees	42,301	5,296	15,751	170,850
Registration and filing fees	16,686	13,899	14,413	15,031
Custody fees	11,464	6,713	17,596	16,538
Fund accounting fees	12,275	2,889	6,816	26,521
Trustee fees	262	45	85	692
Compliance services fees	455	108	198	1,155
Service fees	4,183	700	1,523	11,372
Other fees	21,064	3,876	8,917	53,220

Total Gross Expenses before reductions	360,078	86,600	158,653	913,726
Less Expenses reduced by the Advisor	—	(2,267)	(3,668)	—

Total Net Expenses	360,078	84,333	154,985	913,726

Net Investment Income (Loss)	110,830	7,807	53,318	(473,514)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,356,845)	1,295,905	(1,525,851)	(1,009,499)
Net realized gains (losses) on futures contracts	(341,139)	41,191	110,035	1,040,855
Net realized gains (losses) on swap agreements	—	(262,861)	(770,876)	—
Change in net unrealized appreciation/depreciation on investments	(1,893,783)	(1,864,999)	(419,589)	(126,530)

Net Realized and Unrealized Gains (Losses) on Investments	(3,591,767)	(790,746)	(2,606,281)	(95,174)

Change in Net Assets Resulting from Operations	$(3,480,937)	$(782,957)	$(2,552,963)	$(568,688)

See accompanying notes to the financial statements.

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$244,498	$230,093	$83,209	$71,425	$61,290	$41,694
1,172	2,439	1,128	1,680	539	388

245,670	232,532	84,337	73,105	61,829	42,082

74,034	132,707	53,647	88,153	35,745	56,666
14,807	26,542	10,729	17,631	7,149	11,333
3,179	4,514	2,192	2,514	2,166	1,878
24,790	39,319	13,181	43,245	12,553	22,218
8,038	14,618	4,512	18,776	3,350	7,186
14,819	25,715	10,049	34,719	8,230	13,630
17,202	15,190	14,136	17,333	14,148	13,783
15,825	21,911	9,664	16,480	12,434	19,418
4,927	8,482	2,807	7,334	2,687	4,440
109	201	58	476	45	94
—	388	360	377	101	169
1,581	2,989	867	2,514	714	1,293
9,004	16,863	5,227	13,406	3,728	6,426

188,315	309,439	127,429	262,958	103,050	158,534
—	—	(3,508)	—	(19,896)	(24,395)

188,315	309,439	123,921	262,958	83,154	134,139

57,355	(76,907)	(39,584)	(189,853)	(21,325)	(92,057)

2,616,662	(7,532,796)	314,267	(3,645,902)	(335,333)	(721,468)
(10,570)	(10,570)	(17,510)	(17,510)	(13,870)	(13,870)
—	—	—	—	—	—
(4,297,383)	2,982,933	(1,896,140)	(1,517,502)	(791,422)	(1,643,368)

(1,691,291)	(4,560,433)	(1,599,383)	(5,180,914)	(1,140,625)	(2,378,706)

$(1,633,936)	$(4,637,340)	$(1,638,967)	$(5,370,767)	$(1,161,950)	$(2,470,763)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2008

(unaudited)

Statements of Operations, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Investment Income:
Dividends	$408,220	$1,297,586	$320,181	$385,974
Interest	6,285	660,822	463,605	544,815
Foreign tax withholding	(48,332)	—	—	—

Total Investment Income	366,173	1,958,408	783,786	930,789

Expenses:
Advisory fees	115,944	580,179	285,130	353,006
Management services fees	23,189	116,037	57,026	70,602
Administration fees	3,197	21,931	10,156	13,027
Distribution and services fees—Service Class	12,202	56,613	39,961	33,043
Transfer agency fees	15,249	69,635	36,779	47,822
Administrative services fees	33,526	175,866	88,168	86,944
Registration and filing fees	14,447	21,148	18,399	20,836
Custody fees	7,920	22,133	7,802	16,116
Fund accounting fees	6,532	42,492	22,054	28,028
Trustee fees	292	969	554	629
Compliance services fees	269	2,328	1,203	1,144
Service fees	2,732	16,201	8,209	9,907
Other fees	14,978	80,002	40,270	53,300

Total Gross Expenses before reductions	250,477	1,205,534	615,711	734,404
Less Fees paid indirectly	—	—	—	(5,463)

Total Net Expenses	250,477	1,205,534	615,711	728,941

Net Investment Income (Loss)	115,696	752,874	168,075	201,848

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities and foreign currency transactions	1,850,274	6,650,908	6,715,082	(321,046)
Net realized gains (losses) on futures contracts	(34,276)	(4,754,680)	(2,275,715)	(14,330,752)
Net realized gains (losses) on swap agreements	—	(6,420,101)	(7,043,354)	(5,007,158)
Change in net unrealized appreciation/depreciation on investments	(2,546,714)	(18,260,687)	(10,960,007)	(3,121,381)

Net Realized and Unrealized Gains (Losses) on Investments	(730,716)	(22,784,560)	(13,563,994)	(22,780,337)

Change in Net Assets Resulting from Operations	$(615,020)	$(22,031,686)	$(13,395,919)	$(22,578,489)

(a)	Commencement of operations was October 16, 2007.

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America(a) ProFund	UltraJapan ProFund

$470,545	$683,515	$—	$—	$48,825	$—
343,522	948,913	909,322	7,473,163	61,146	1,835,507
—	—	—	—	(5,396)	—

814,067	1,632,428	909,322	7,473,163	104,575	1,835,507

202,408	1,094,186	141,625	1,164,812	23,869	346,709
40,482	218,839	28,325	232,965	4,774	57,786
7,311	40,539	4,897	45,273	641	10,627
27,452	72,075	30,131	78,878	1,895	16,153
23,892	132,329	16,539	148,045	4,190	32,355
61,299	282,523	44,268	286,167	2,611	101,559
17,510	24,302	19,991	35,223	14,746	16,951
4,681	9,137	1,462	3,480	1,011	889
13,191	74,541	9,867	80,115	1,191	20,802
302	1,676	259	1,827	23	597
838	4,121	672	4,495	97	1,292
5,266	29,731	3,999	31,977	555	8,358
31,892	180,725	19,593	143,758	3,473	41,848

436,524	2,164,724	321,628	2,257,015	59,076	655,926
—	—	—	—	—	—

436,524	2,164,724	321,628	2,257,015	59,076	655,926

377,543	(532,296)	587,694	5,216,148	45,499	1,179,581

(2,786,858)	(5,644,060)	—	—	(360,698)	(179,265)
(6,503,120)	1,930,398	—	—	—	(28,228,938)
(2,351,895)	(27,299,593)	(9,995,770)	(34,301,579)	(3,359,152)	(13,001,204)
1,391,829	(15,752,100)	(960,881)	13,151,718	269,284	10,163,507

(10,250,044)	(46,765,355)	(10,956,651)	(21,149,861)	(3,450,566)	(31,245,900)

$(9,872,501)	$(47,297,651)	$(10,368,957)	$(15,933,713)	$(3,405,067)	$(30,066,319)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2008

(unaudited)

Statements of Operations, continued

	Bear ProFund	Short Small- Cap ProFund	Short NASDAQ-100 ProFund	UltraBear ProFund
Investment Income:
Interest	$1,171,487	$742,650	$314,301	$2,891,792

Expenses:
Advisory fees	197,406	121,502	50,094	476,004
Management services fees	39,482	24,301	10,019	95,202
Administration fees	16,307	5,451	1,898	22,762
Distribution and services fees—Service Class	8,616	8,297	7,812	45,997
Transfer agency fees	14,951	17,332	4,957	54,575
Administrative services fees	70,498	36,075	11,626	143,744
Registration and filing fees	17,303	14,920	16,707	21,676
Custody fees	1,259	2,000	1,227	2,243
Fund accounting fees	12,925	8,982	2,483	32,388
Trustee fees	258	172	56	653
Compliance services fees	697	441	141	1,812
Service fees	4,798	3,508	988	12,537
Other fees	21,893	19,009	6,394	58,860

Total Gross Expenses before reductions	406,393	261,990	114,402	968,453
Less Expenses reduced by the Advisor	(1,658)	—	(3,925)	—

Total Net Expenses	404,735	261,990	110,477	968,453

Net Investment Income (Loss)	766,752	480,660	203,824	1,923,339

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(7,823)	(4,193)	(5,657)	(27,899)
Net realized gains (losses) on futures contracts	(972,869)	(50,560)	(86,434)	(4,103,168)
Net realized gains (losses) on swap agreements	1,206,898	780,107	353,778	9,795,106
Change in net unrealized appreciation/depreciation on investments	(1,442,015)	(1,528,218)	(293,357)	(422,262)

Net Realized and Unrealized Gains (Losses) on Investments	(1,215,809)	(802,864)	(31,670)	5,241,777

Change in Net Assets Resulting from Operations	$(449,057)	$(322,204)	$172,154	$7,165,116

See accompanying notes to the financial statements.

UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund	UltraShort Emerging Markets ProFund

$678,502	$5,655,795	$414,056	$2,476,364	$871,028	$1,444,043

112,561	935,335	66,978	394,490	135,558	209,472
22,512	187,069	13,396	78,899	27,112	41,895
3,703	42,090	2,815	17,880	6,361	8,999
11,550	63,080	5,181	14,411	6,463	16,389
10,268	146,248	9,809	46,402	11,595	31,537
35,815	210,529	17,601	106,171	64,971	57,227
15,342	34,749	14,810	20,791	17,058	22,614
2,200	2,102	1,229	1,769	1,540	1,395
7,732	62,014	4,586	26,403	9,734	14,822
122	1,163	103	610	175	322
539	3,638	268	1,515	281	938
3,091	24,087	1,806	10,311	3,783	5,828
17,445	129,793	11,358	64,013	19,126	25,980

242,880	1,841,897	149,940	783,665	303,757	437,418
—	—	—	—	—	—

242,880	1,841,897	149,940	783,665	303,757	437,418

435,622	3,813,898	264,116	1,692,699	567,271	1,006,625

(2,256)	(44,481)	(9,205)	(26,912)	—	—
3,777,732	(3,296,644)	138,535	(213,495)	—	—
(2,306,229)	32,836,674	1,757,221	6,981,592	(5,232,421)	(35,663,095)
(568,636)	(1,551,971)	(1,304,636)	(2,610,384)	(110,960)	1,299,612

900,611	27,943,578	581,915	4,130,801	(5,343,381)	(34,363,483)

$1,336,233	$31,757,476	$846,031	$5,823,500	$(4,776,110)	$(33,356,858)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2008

(unaudited)

Statements of Operations, continued

	UltraShort Latin America ProFund(a)	UltraShort Japan ProFund	Banks UltraSector ProFund	Basic Materials UltraSector ProFund
Investment Income:
Dividends	$—	$—	$131,529	$403,586
Interest	22,736	375,362	37,950	338,851

Total Investment Income	22,736	375,362	169,479	742,437

Expenses:
Advisory fees	3,812	77,523	22,075	208,389
Management services fees	762	12,921	4,415	41,678
Administration fees	173	4,472	1,558	9,229
Distribution and services fees—Service Class	169	3,247	4,770	29,465
Transfer agency fees	739	8,812	3,000	20,850
Administrative services fees	145	24,836	4,922	67,053
Registration and filing fees	4,736	16,820	13,603	15,807
Custody fees	359	923	4,628	6,145
Fund accounting fees	181	5,054	1,644	13,897
Trustee fees	4	92	37	417
Compliance services fees	12	235	89	828
Service fees	77	1,883	550	5,343
Other fees	691	8,480	3,483	31,674

Total Gross Expenses before reductions	11,860	165,298	64,774	450,775
Less Expenses reduced by the Advisor	(1,763)	(9,390)	(14,446)	—

Total Net Expenses	10,097	155,908	50,328	450,775

Net Investment Income (Loss)	12,639	219,454	119,151	291,662

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	—	(26,400)	(1,732,902)	(3,104,454)
Net realized gains (losses) on futures contracts	—	4,446,660	—	—
Net realized gains (losses) on swap agreements	105,768	314,540	(1,949,044)	(8,017,454)
Change in net unrealized appreciation/depreciation on investments	(186,501)	7,066,914	1,694,190	9,977,107

Net Realized and Unrealized Gains (Losses) on Investments	(80,733)	11,801,714	(1,987,756)	(1,144,801)

Change in Net Assets Resulting from Operations	$(68,094)	$12,021,168	$(1,868,605)	$(853,139)

(a)	Commencement of operations was October 16, 2007.

See accompanying notes to the financial statements.

Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund

$—	$71,922	$10,766	$111,821	$109,148	$71,387
169,893	42,537	8,311	57,065	120,898	71,803

169,893	114,459	19,077	168,886	230,046	143,190

111,606	27,940	5,307	35,097	80,044	43,114
22,321	5,588	1,061	7,019	16,009	8,623
5,502	767	506	2,137	3,460	1,246
8,258	1,594	3,286	8,351	21,465	6,073
10,510	1,080	886	3,365	6,147	1,926
35,215	8,383	307	8,833	22,967	9,622
15,207	12,928	13,285	15,583	13,345	14,985
2,815	6,518	2,403	7,574	6,850	11,087
7,337	1,162	475	2,250	4,407	2,156
199	25	6	46	111	68
408	98	15	137	296	60
2,803	344	100	696	1,570	655
16,088	2,898	649	4,224	10,269	3,378

238,269	69,325	28,286	95,312	186,940	102,993
—	(9,977)	(14,032)	(1,545)	—	(7,810)

238,269	59,348	14,254	93,767	186,940	95,183

(68,376)	55,111	4,823	75,119	43,106	48,007

(889,744)	(310,584)	(198,184)	(927,985)	(991,022)	(435,471)
—	—	—	—	—	—
(1,100,165)	(448,134)	(274,414)	(1,542,852)	(1,942,777)	(1,797,237)
1,878,529	105,900	89,883	828,923	139,920	586,758

(111,380)	(652,818)	(382,715)	(1,641,914)	(2,793,879)	(1,645,950)

$(179,756)	$(597,707)	$(377,892)	$(1,566,795)	$(2,750,773)	$(1,597,943)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2008

(unaudited)

Statements of Operations, continued

	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund	Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund
Investment Income:
Dividends	$30,753	$18,185	$785,857	$90,710
Interest	112,897	72,441	1,055,533	286,984

Total Investment Income	143,650	90,626	1,841,390	377,694

Expenses:
Advisory fees	67,609	37,206	651,654	175,542
Management services fees	13,522	7,441	130,332	35,109
Administration fees	2,565	1,095	25,443	5,726
Distribution and services fees—Service Class	5,975	2,859	64,919	20,735
Transfer agency fees	8,326	3,292	73,530	19,570
Administrative services fees	17,299	9,944	220,655	35,190
Registration and filing fees	15,156	13,658	23,409	20,261
Custody fees	4,666	1,343	7,317	6,494
Fund accounting fees	4,745	1,693	46,765	11,562
Trustee fees	146	101	1,450	358
Compliance services fees	339	59	2,924	669
Service fees	1,841	692	18,456	4,645
Other fees	11,219	4,535	105,621	26,342
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	4,427

Total Gross Expenses before reductions	153,408	83,918	1,372,475	366,630
Less Expenses reduced by the Advisor	—	(4,212)	—	—
Less fees paid indirectly	—	—	—	—

Total Net Expenses	153,408	79,706	1,372,475	366,630

Net Investment Income (Loss)	(9,758)	10,920	468,915	11,064

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	1,965,234	(1,323,269)	3,144,312	(1,326,936)
Net realized gains (losses) on swap agreements	(2,502,169)	(6,036,239)	(20,990,131)	(6,092,887)
Change in net unrealized appreciation/depreciation on investments	(1,214,801)	(234,964)	12,453,003	(712,149)

Net Realized and Unrealized Gains (Losses) on Investments	(1,751,736)	(7,594,472)	(5,392,816)	(8,131,972)

Change in Net Assets Resulting from Operations	$(1,761,494)	$(7,583,552)	$(4,923,901)	$(8,120,908)

See accompanying notes to the financial statements.

Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund

$80,749	$—	$108,950	$50,980	$45,831	$227,032
41,840	3,006,340	174,762	79,587	108,343	158,508

122,589	3,006,340	283,712	130,567	154,174	385,540

27,102	462,258	103,501	46,221	66,029	91,272
5,421	92,452	20,700	9,244	13,206	18,255
1,013	21,556	3,788	1,859	2,166	2,499
2,976	120,954	8,092	3,320	6,286	5,035
2,147	61,651	9,651	4,465	6,134	7,902
4,190	94,368	29,775	8,645	13,935	29,471
14,335	23,487	24,145	14,796	14,118	15,351
1,969	1,386	8,371	5,083	10,720	3,938
1,072	29,370	5,990	2,610	3,828	5,442
32	866	188	93	115	239
92	1,716	842	160	259	470
404	11,405	2,307	958	1,375	2,257
2,829	63,117	15,150	5,549	8,590	13,431
—	—	—	—	—	18,379

63,582	984,586	232,500	103,003	146,761	213,941
(4,586)	—	—	(4,141)	(3,996)	—
—	—	(1,928)	—	—	—

58,996	984,586	230,572	98,862	142,765	213,941

63,593	2,021,754	53,140	31,705	11,409	171,599

403,665	—	(1,408,032)	139,411	(344,777)	5,268,746
(468,455)	(5,343,565)	(3,922,851)	(3,464,364)	(2,845,890)	(3,689,851)
(130,049)	18,313,789	1,291,968	(156,015)	(285,032)	(4,897,306)

(194,839)	12,970,224	(4,038,915)	(3,480,968)	(3,475,699)	(3,318,411)

$(131,246)	$14,991,978	$(3,985,775)	$(3,449,263)	$(3,464,290)	$(3,146,812)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2008

(unaudited)

Statements of Operations, continued

	Utilities UltraSector ProFund	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
Investment Income:
Dividends	$694,910	$—	$—	$—
Interest	427,011	675,991	688,954	2,750,035

Total Investment Income	1,121,921	675,991	688,954	2,750,035

Expenses:
Advisory fees	280,574	109,210	107,465	445,766
Management services fees	56,115	21,842	21,493	89,154
Administration fees	9,659	7,145	3,802	19,376
Distribution and services fees—Service Class	25,615	4,344	63,800	66,678
Distribution and services fees—Class A	—	—	—	—
Transfer agency fees	22,022	13,150	21,105	39,653
Administrative services fees	93,242	30,948	14,700	153,526
Registration and filing fees	17,261	15,408	16,654	22,230
Custody fees	7,189	732	2,092	1,973
Fund accounting fees	16,075	4,744	7,942	29,744
Trustee fees	497	117	227	828
Compliance services fees	1,527	252	596	1,898
Service fees	6,322	1,798	3,247	11,645
Other fees	45,529	9,965	18,695	66,368
Recoupment of prior expenses reimbursed by the Advisor	—	9,852	—	—

Total Gross Expenses before reductions	581,627	229,507	281,818	948,839
Less Expenses reduced by the Advisor	—	—	—	—

Total Net Expenses	581,627	229,507	281,818	948,839

Net Investment Income (Loss)	540,294	446,484	407,136	1,801,196

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(3,327,241)	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(7,270,379)	100,107	(7,360,828)	1,196,768
Net realized gains (losses) on foreign currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	1,662,981	(1,388,501)	(613,404)	84,221

Net Realized and Unrealized Gains (Losses) on Investments	(8,934,639)	(1,288,394)	(7,974,232)	1,280,989

Change in Net Assets Resulting from Operations	$(8,394,345)	$(841,910)	$(7,567,096)	$3,082,185

See accompanying notes to the financial statements.

U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund	Falling U.S. Dollar ProFund

$—	$—	$—	$—	$—
1,318,719	315,050	3,406,542	346,584	2,557,126

1,318,719	315,050	3,406,542	346,584	2,557,126

141,832	50,699	544,904	56,063	413,438
42,550	10,140	108,982	11,213	82,688
9,106	2,105	22,295	2,117	15,720
103,852	3,984	74,342	11,578	27,095
175	48	24	—	—
38,936	4,662	65,281	4,540	60,851
35,583	19,104	192,483	19,318	132,888
28,961	22,436	27,736	12,686	14,350
446	1,238	2,094	1,556	2,321
13,733	3,347	36,683	2,745	23,857
309	79	871	50	524
779	147	1,983	144	1,355
5,408	1,325	14,501	1,099	9,594
24,812	7,657	72,183	6,074	41,826
—	—	—	—	—

446,482	126,971	1,164,362	129,183	826,507
—	—	—	(3,182)	—

446,482	126,971	1,164,362	126,001	826,507

872,237	188,079	2,242,180	220,583	1,730,619

1,388,607	(887)	(11,664)	—	—
249,346	(131,204)	(739,499)	—	—
5,788,768	(1,303,104)	(22,767,684)	—	—
—	—	—	(719,948)	3,357,694
(869,090)	44,670	4,164,165	(201,530)	1,713,552

6,557,631	(1,390,525)	(19,354,682)	(921,478)	5,071,246

$7,429,868	$(1,202,446)	$(17,112,502)	$(700,895)	$6,801,865

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets

	Bull ProFund		Mid-Cap ProFund
	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$110,830	$494,285	$7,807	$53,020
Net realized gains (losses) on investments	(1,697,984)	13,215,576	1,074,235	1,393,422
Change in net unrealized appreciation/depreciation on investments	(1,893,783)	145,379	(1,864,999)	(103,533)

Change in net assets resulting from operations	(3,480,937)	13,855,240	(782,957)	1,342,909

Distributions to Shareholders From:
Net investment income
Investor Class	(319,794)	(445,110)	(11,652)	(43,716)
Service Class	(3,481)	—	—	—
Net realized gains on investments
Investor Class	—	—	(210,656)	—
Service Class	—	—	(41,273)	—

Change in net assets resulting from distributions	(323,275)	(445,110)	(263,581)	(43,716)

Change in net assets resulting from capital transactions	39,475,516	(45,548,664)	408,030	(3,993,276)

Change in net assets	35,671,304	(32,138,534)	(638,508)	(2,694,083)
Net Assets:
Beginning of period	37,323,433	69,461,967	8,621,913	11,315,996

End of period	$72,994,737	$37,323,433	$7,983,405	$8,621,913

Accumulated net investment income (loss)	$(6,756)	$205,689	$(54,206)	$(40,816)

Capital Transactions:
Investor Class
Proceeds from shares issued	$285,408,100	$509,877,890	$51,317,522	$190,711,304
Dividends reinvested	300,324	371,047	91,308	39,748
Value of shares redeemed	(252,354,967)	(553,646,087)	(51,527,057)	(193,093,113)
Service Class
Proceeds from shares issued	43,019,817	71,127,986	4,570,422	16,053,595
Dividends reinvested	2,610	—	34,183	—
Value of shares redeemed	(36,900,368)	(73,279,500)	(4,078,348)	(17,704,810)

Change in net assets resulting from capital transactions	$39,475,516	$(45,548,664)	$408,030	$(3,993,276)

Share Transactions:
Investor Class
Issued	4,417,746	8,013,059	1,101,346	4,272,184
Reinvested	4,554	5,780	2,001	889
Redeemed	(3,894,061)	(8,628,466)	(1,109,528)	(4,324,142)
Service Class
Issued	712,971	1,226,101	101,855	365,859
Reinvested	43	—	791	—
Redeemed	(616,227)	(1,255,004)	(93,991)	(407,549)

Change in shares	625,026	(638,530)	2,474	(92,759)

See accompanying notes to the financial statements.

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007

$53,318	$317,514	$(473,514)	$(225,512)	$57,355	$1,267,680
(2,186,692)	2,286,387	31,356	4,605,919	2,606,092	22,678,467
(419,589)	(1,691,409)	(126,530)	1,215,336	(4,297,383)	(2,676,527)

(2,552,963)	912,492	(568,688)	5,595,743	(1,633,936)	21,269,620

(8,906)	(75,238)	—	—	(21,110)	(1,043,009)
—	—	—	—	—	—

(111,318)	(230,977)	(876,649)	(289,215)	(1,587,592)	—
(38,713)	(35,173)	(87,901)	(35,177)	(447,886)	—

(158,937)	(341,388)	(964,550)	(324,392)	(2,056,588)	(1,043,009)

(2,998,217)	(7,065,277)	(65,494,656)	62,506,905	(1,262,405)	(181,855,773)

(5,710,117)	(6,494,173)	(67,027,894)	67,778,256	(4,952,929)	(161,629,162)

15,916,700	22,410,873	86,068,803	18,290,547	19,493,155	181,122,317

$10,206,583	$15,916,700	$19,040,909	$86,068,803	$14,540,226	$19,493,155

$(115,368)	$24,477	$(125,548)	$(99,728)	$(3,869)	$400,467

$142,983,356	$466,152,171	$596,646,909	$572,410,494	$48,472,896	$472,376,143
114,700	272,331	778,669	263,067	1,573,553	884,979
(144,796,745)	(470,757,662)	(664,632,717)	(511,097,954)	(50,095,719)	(644,938,107)

15,540,646	61,870,339	23,173,837	22,800,498	4,673,206	30,389,917
36,311	27,749	84,625	30,079	342,142	—
(16,876,485)	(64,630,205)	(21,545,979)	(21,899,279)	(6,228,483)	(40,568,705)

$(2,998,217)	$(7,065,277)	$(65,494,656)	$62,506,905	$(1,262,405)	$(181,855,773)

3,236,575	10,502,377	7,916,571	8,611,555	907,670	8,963,398
2,700	6,022	10,384	4,010	32,793	16,355
(3,312,549)	(10,629,797)	(8,861,316)	(7,748,905)	(954,669)	(12,171,452)

368,028	1,457,817	332,009	365,296	89,076	587,243
914	648	1,229	488	7,446	—
(403,822)	(1,530,524)	(313,232)	(349,886)	(124,200)	(783,319)

(108,154)	(193,457)	(914,355)	882,558	(41,884)	(3,387,775)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$(76,907)	$(107,985)	$(39,584)	$169,225
Net realized gains (losses) on investments	(7,543,366)	3,569,155	296,757	8,180,365
Change in net unrealized appreciation/depreciation on investments	2,982,933	(1,615,937)	(1,896,140)	(533,549)

Change in net assets resulting from operations	(4,637,340)	1,845,233	(1,638,967)	7,816,041

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(608)	(58,262)
Net realized gains on investments
Investor Class	—	(704,768)	(151,729)	(258,611)
Service Class	—	(149,532)	(79,350)	(76,471)

Change in net assets resulting from distributions	—	(854,300)	(231,687)	(393,344)

Change in net assets resulting from capital transactions	(83,475,585)	94,379,328	(1,750,246)	(19,470,113)

Change in net assets	(88,112,925)	95,370,261	(3,620,900)	(12,047,416)
Net Assets:
Beginning of period	108,357,838	12,987,577	10,533,011	22,580,427

End of period	$20,244,913	$108,357,838	$6,912,111	$10,533,011

Accumulated net investment income (loss)	$(24,924)	$(31,747)	$(149,839)	$22,354

Capital Transactions:
Investor Class
Proceeds from shares issued	$89,638,021	$314,292,780	$82,490,387	$307,468,594
Dividends reinvested	—	701,422	148,667	263,797
Value of shares redeemed	(171,758,118)	(226,695,761)	(83,384,047)	(320,547,067)
Service Class
Proceeds from shares issued	3,895,557	23,182,299	1,263,695	17,465,549
Dividends reinvested	—	139,850	50,576	63,940
Value of shares redeemed	(5,251,045)	(17,241,262)	(2,319,524)	(24,184,926)

Change in net assets resulting from capital transactions	$(83,475,585)	$94,379,328	$(1,750,246)	$(19,470,113)

Share Transactions:
Investor Class
Issued	2,093,872	7,672,545	1,758,619	6,493,226
Reinvested	—	17,440	3,375	5,721
Redeemed	(4,167,800)	(5,564,433)	(1,797,671)	(6,667,898)
Service Class
Issued	95,030	595,597	30,147	390,575
Reinvested	—	3,618	1,220	1,457
Redeemed	(131,655)	(438,174)	(54,621)	(539,860)

Change in shares	(2,110,553)	2,286,593	(58,931)	(316,779)

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007

$(189,853)	$(418,915)	$(21,325)	$(30,294)	$(92,057)	$(326,980)
(3,663,412)	1,958,215	(349,203)	4,630,992	(735,338)	2,652,189
(1,517,502)	1,853,746	(791,422)	(1,153,093)	(1,643,368)	739,161

(5,370,767)	3,393,046	(1,161,950)	3,447,605	(2,470,763)	3,064,370

—	—	(4,147)	—	—	—

(1,009,425)	(6,644)	(47,419)	—	(387,147)	—
(629,200)	(2,797)	(51,217)	—	(254,339)	—

(1,638,625)	(9,441)	(102,783)	—	(641,486)	—

(8,816,514)	14,232,859	11,351,710	(10,689,601)	(848,780)	(1,384,577)

(15,825,906)	17,616,464	10,086,977	(7,241,996)	(3,961,029)	1,679,793

25,458,295	7,841,831	6,218,327	13,460,323	12,972,968	11,293,175

$9,632,389	$25,458,295	$16,305,304	$6,218,327	$9,011,939	$12,972,968

$(112,054)	$(352,839)	$(53,814)	$(40,295)	$(30,347)	$(258,859)

$143,744,321	$360,499,065	$108,470,976	$183,390,931	$75,421,691	$167,108,429
644,179	6,536	50,330	—	348,238	—
(152,244,951)	(349,442,330)	(96,719,390)	(188,499,504)	(76,031,793)	(169,607,079)

9,952,555	20,210,186	3,461,743	29,266,435	4,733,825	24,784,688
583,707	2,237	48,146	—	234,299	—
(11,496,325)	(17,042,835)	(3,960,095)	(34,847,463)	(5,555,040)	(23,670,615)

$(8,816,514)	$14,232,859	$11,351,710	$(10,689,601)	$(848,780)	$(1,384,577)

3,287,646	8,603,625	2,339,966	3,811,463	1,651,956	3,853,277
16,275	167	1,159	—	8,527	—
(3,617,123)	(8,295,291)	(2,077,429)	(3,873,720)	(1,702,911)	(3,881,786)

246,227	531,582	76,981	643,115	109,810	598,454
15,789	60	1,186	—	6,111	—
(291,180)	(447,340)	(85,918)	(768,025)	(131,266)	(564,389)

(342,366)	392,803	255,945	(187,167)	(57,773)	5,556

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Europe 30 ProFund		UltraBull ProFund
	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$115,696	$454,560	$752,874	$1,777,669
Net realized gains (losses) on investments	1,815,998	939,591	(4,523,873)	31,675,508
Change in net unrealized appreciation/depreciation on investments	(2,546,714)	1,934,613	(18,260,687)	5,445,789

Change in net assets resulting from operations	(615,020)	3,328,764	(22,031,686)	38,898,966

Distributions to Shareholders From:
Net investment income
Investor Class	(981,401)	(758)	(2,867,920)	(139,985)
Service Class	(127,876)	—	(166,467)	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(1,109,277)	(758)	(3,034,387)	(139,985)

Change in net assets resulting from capital transactions	(13,563,426)	531,032	(28,855,705)	(41,344,696)

Change in net assets	(15,287,723)	3,859,038	(53,921,778)	(2,585,715)
Net Assets:
Beginning of period	21,367,048	17,508,010	159,065,410	161,651,125

End of period	$6,079,325	$21,367,048	$105,143,632	$159,065,410

Accumulated net investment income (loss)	$(7,710)	$985,871	$66,247	$2,347,765

Capital Transactions:
Investor Class
Proceeds from shares issued	$271,926,894	$493,827,536	$825,474,122	$1,851,566,093
Dividends reinvested	642,811	685	2,590,319	122,920
Value of shares redeemed	(285,975,528)	(493,109,047)	(855,384,564)	(1,887,081,794)
Service Class
Proceeds from shares issued	5,476,151	76,734,612	46,386,362	113,568,474
Dividends reinvested	124,709	—	128,650	—
Value of shares redeemed	(5,758,463)	(76,922,754)	(48,050,594)	(119,520,389)

Change in net assets resulting from capital transactions	$(13,563,426)	$531,032	$(28,855,705)	$(41,344,696)

Share Transactions:
Investor Class
Issued	12,896,691	25,573,184	11,564,429	25,927,967
Reinvested	32,108	37	36,530	1,720
Redeemed	(13,629,296)	(25,546,236)	(12,048,589)	(26,419,971)
Service Class
Issued	259,582	4,033,102	697,531	1,766,534
Reinvested	6,089	—	1,961	—
Redeemed	(275,667)	(4,031,593)	(735,022)	(1,860,681)

Change in shares	(710,493)	28,494	(483,160)	(584,431)

See accompanying notes to the financial statements.

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007

$168,075	$579,588	$201,848	$1,388,914	$377,543	$597,095
(2,603,987)	14,184,346	(19,658,956)	50,087,639	(11,641,873)	7,864,897
(10,960,007)	(483,502)	(3,121,381)	(9,388,041)	1,391,829	2,278,886

(13,395,919)	14,280,432	(22,578,489)	42,088,512	(9,872,501)	10,740,878

(493,043)	(786,457)	(66,869)	(303,744)	(180,032)	(161,287)
—	—	—	—	—	—

—	—	—	—	(198,231)	(173,246)
—	—	—	—	(27,731)	(28,593)

(493,043)	(786,457)	(66,869)	(303,744)	(405,994)	(363,126)

(32,087,060)	(7,287,804)	(36,506,323)	(81,502,413)	1,452,298	7,443,497

(45,976,022)	6,206,171	(59,151,681)	(39,717,645)	(8,826,197)	17,821,249

93,316,791	87,110,620	131,738,290	171,455,935	43,018,841	25,197,592

$47,340,769	$93,316,791	$72,586,609	$131,738,290	$34,192,644	$43,018,841

$(59,430)	$265,538	$(168,994)	$285,502	$13,618	$338,805

$343,752,751	$1,115,642,048	$771,467,902	$2,396,476,492	$437,617,283	$858,963,801
443,322	721,753	59,691	274,890	338,867	298,747
(371,972,548)	(1,127,577,269)	(806,138,617)	(2,473,911,907)	(440,102,647)	(848,973,405)

26,492,634	96,697,506	54,800,422	142,657,672	15,118,267	19,824,293
—	—	—	—	23,374	22,239
(30,803,219)	(92,771,842)	(56,695,721)	(146,999,560)	(11,542,846)	(22,692,178)

$(32,087,060)	$(7,287,804)	$(36,506,323)	$(81,502,413)	$1,452,298	$7,443,497

6,694,156	21,616,431	26,929,036	75,799,331	9,762,666	20,318,577
8,582	14,721	2,091	8,448	7,680	7,287
(7,299,819)	(21,967,675)	(28,232,643)	(77,824,683)	(9,939,240)	(20,051,285)

528,899	2,002,071	2,010,451	4,891,457	351,695	508,899
—	—	—	—	554	558
(647,308)	(1,937,860)	(2,107,678)	(5,002,951)	(275,182)	(576,390)

(715,490)	(272,312)	(1,398,743)	(2,128,398)	(91,827)	207,646

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$(532,296)	$(1,073,954)	$587,694	$1,747,384
Net realized gains (losses) on investments	(31,013,255)	116,484,049	(9,995,770)	932,436
Change in net unrealized appreciation/depreciation on investments	(15,752,100)	1,881,396	(960,881)	1,271,845

Change in net assets resulting from operations	(47,297,651)	117,291,491	(10,368,957)	3,951,665

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(236,738)	(475,527)
Service Class	—	—	—	(39,016)
Return of capital
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	(338,483)
Service Class	—	—	—	(35,785)

Change in net assets resulting from distributions	—	—	(236,738)	(888,811)

Change in net assets resulting from capital transactions	8,443,846	(130,183,408)	(7,355,930)	29,356,004

Change in net assets	(38,853,805)	(12,891,917)	(17,961,625)	32,418,858
Net Assets:
Beginning of period	263,024,575	275,916,492	41,561,858	9,143,000

End of period	$224,170,770	$263,024,575	$23,600,233	$41,561,858

Accumulated net investment income (loss)	$(85,490)	$(670,7678	$53,437	$1,320,882

Capital Transactions:
Investor Class
Proceeds from shares issued	$1,169,965,115	$2,210,198,212	$132,899,364	$526,936,307
Dividends reinvested	—	—	206,926	796,573
Value of shares redeemed	(1,160,644,336)	(2,325,946,513)	(138,839,630)	(502,641,953)
Service Class
Proceeds from shares issued	28,403,743	77,015,581	12,751,600	32,208,976
Dividends reinvested	—	—	—	65,348
Value of shares redeemed	(29,280,676)	(91,450,688)	(14,374,190)	(28,009,247)

Change in net assets resulting from capital transactions	$8,443,846	$(130,183,408)	$(7,355,930)	$29,356,004

Share Transactions:
Investor Class
Issued	37,009,879	84,881,443	3,569,524	15,217,414
Reinvested	—	—	5,754	23,553
Redeemed	(36,989,514)	(89,481,023)	(3,870,173)	(14,555,520)
Service Class
Issued	968,698	3,294,637	343,823	954,962
Reinvested	—	—	—	1,941
Redeemed	(1,033,919)	(3,948,440)	(408,369)	(832,171)

Change in shares	(44,856)	(5,253,383)	(359,441)	810,179

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraEmerging Markets ProFund		UltraLatin America ProFund	UltraJapan ProFund
Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	October 16, 2007 through January 31, 2008(a) (unaudited)	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007

$5,216,148	$4,422,280	$45,499	$1,179,581	$6,250,668
(34,301,579)	34,054,874	(3,719,850)	(41,409,407)	68,445,469
13,151,718	(7,444,901)	269,284	10,163,507	(40,300,082)

(15,933,713)	31,032,253	(3,405,067)	(30,066,319)	34,396,055

(4,698,447)	(1,591,932)	(31,372)	(4,593,352)	(4,741,486)
(152,509)	(53,733)	(3,279)	(144,137)	(302,477)

—	—	—	(7,636)	—
—	—	—	(240)	—

(82,631,630)	—	(342,375)	—	(61,445,455)
(4,233,693)	—	(23,626)	—	(5,640,376)

(91,716,279)	(1,645,665)	(400,652)	(4,745,365)	(72,129,794)

103,123,755	145,401,533	14,614,703	(34,823,732)	(49,481,787)

(4,526,237)	174,788,121	10,808,984	(69,635,416)	(87,215,526)

255,234,124	80,446,003	—	116,002,214	203,217,740

$250,707,887	$255,234,124	$10,808,984	$46,366,798	$116,002,214

$548,670	$3,254,054	$10,671	$65,612	$3,698,272

$1,162,138,919	$1,264,471,496	$96,692,827	$596,225,154	$1,225,336,601
80,466,666	1,504,647	240,573	4,292,642	60,124,996
(1,144,121,335)	(1,128,486,185)	(83,342,292)	(633,630,448)	(1,337,125,277)

54,936,176	58,318,508	5,405,171	10,834,979	45,442,277
3,411,826	48,762	23,707	117,463	5,465,053
(53,708,497)	(50,455,695)	(4,405,283)	(12,663,522)	(48,725,437)

$103,123,755	$145,401,533	$14,614,703	$(34,823,732)	$(49,481,787)

23,390,712	35,547,530	3,268,270	15,736,384	22,406,601
1,992,053	43,562	8,641	123,993	1,227,542
(23,945,411)	(33,559,946)	(2,909,708)	(16,524,588)	(24,667,229)

1,107,370	1,709,379	181,397	286,285	814,186
86,366	1,420	849	3,589	119,168
(1,105,441)	(1,512,185)	(154,644)	(339,620)	(947,327)

1,525,649	2,229,760	394,805	(713,957)	(1,047,059)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Bear ProFund		Short Small-Cap ProFund
	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$766,752	$1,485,987	$480,660	$1,041,599
Net realized gains (losses) on investments	226,206	(10,684,332)	725,354	(8,422,906)
Change in net unrealized appreciation/depreciation on investments	(1,442,015)	1,707,490	(1,528,218)	1,859,917

Change in net assets resulting from operations	(449,057)	(7,490,855)	(322,204)	(5,521,390)

Distributions to Shareholders From:
Net investment income
Investor Class	(1,492,396)	(1,447,279)	(815,838)	(1,375,557)
Service Class	(2,322)	—	(46,784)	—
Return of capital
Investor Class	(10,782)	(810)	—	—
Service Class	(17)	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(1,505,517)	(1,448,089)	(862,622)	(1,375,557)

Change in net assets resulting from capital transactions	100,629,293	(15,655,366)	17,847,111	(19,420,673)

Change in net assets	98,674,719	(24,594,310)	16,662,285	(26,317,620)
Net Assets:
Beginning of period	40,378,049	64,972,359	26,749,848	53,067,468

End of period	$139,052,768	$40,378,049	$43,412,133	$26,749,848

Accumulated net investment income (loss)	$136,876	$864,842	$27,903	$409,866

Capital Transactions:
Investor Class
Proceeds from shares issued	$253,857,379	$333,982,590	$182,261,164	$278,371,194
Dividends reinvested	1,385,997	1,199,982	745,592	696,681
Value of shares redeemed	(155,228,091)	(341,011,298)	(165,426,451)	(297,749,849)
Service Class
Proceeds from shares issued	18,707,982	71,142,371	14,399,218	30,438,473
Dividends reinvested	2,019	—	45,566	—
Value of shares redeemed	(18,095,993)	(80,969,011)	(14,177,978)	(31,177,172)

Change in net assets resulting from capital transactions	$100,629,293	$(15,655,366)	$17,847,111	$(19,420,673)

Share Transactions:
Investor Class
Issued	9,490,601	12,335,413	11,000,008	16,615,978
Reinvested	54,696	46,148	47,703	44,431
Redeemed	(5,993,054)	(12,678,965)	(10,127,769)	(17,841,873)
Service Class
Issued	689,158	2,609,321	850,536	1,792,945
Reinvested	77	—	2,750	—
Redeemed	(672,246)	(2,963,675)	(834,626)	(1,848,057)

Change in shares	3,569,232	(651,758)	938,602	(1,236,576)

See accompanying notes to the financial statements.

Short NASDAQ-100 ProFund		UltraBear ProFund		UltraShort Mid-Cap ProFund
Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007

$203,824	$1,024,216	$1,923,339	$4,739,405	$435,622	$532,041
261,687	(10,917,374)	5,664,039	(46,435,170)	1,469,247	(5,726,699)
(293,357)	1,160,387	(422,262)	9,489,325	(568,636)	1,290,051

172,154	(8,732,771)	7,165,116	(32,206,440)	1,336,233	(3,904,607)

(597,943)	(1,381,410)	(4,171,835)	(4,188,781)	(608,468)	(667,015)
(55,065)	(104,268)	(108,025)	(414,148)	(4,291)	(44,297)

—	—	(2,252)	—	—	—
—	—	(58)	—	—	—

—	—	—	(9,462)	—	—
—	—	—	(936)	—	—

(653,008)	(1,485,678)	(4,282,170)	(4,613,327)	(612,759)	(711,312)

(6,297,461)	(86,145,462)	27,622,692	(941,883)	(11,486,054)	(3,784,484)

(6,778,315)	(96,363,911)	30,505,638	(37,761,650)	(10,762,580)	(8,400,403)

17,237,845	113,601,756	111,555,303	149,316,953	23,687,849	32,088,252

$10,459,530	$17,237,845	$142,060,941	$111,555,303	$12,925,269	$23,687,849

$44,013	$493,197	$241,304	$2,597,825	$84,530	$261,667

$67,015,743	$218,930,054	$596,876,046	$871,917,065	$245,242,616	$247,038,239
530,120	1,111,085	3,382,942	3,678,172	592,761	620,317
(70,125,093)	(301,965,258)	(570,620,723)	(876,708,779)	(255,970,496)	(254,400,407)

10,181,880	26,494,882	25,589,613	39,321,861	16,258,890	29,523,004
53,903	102,363	83,827	390,306	2,421	29,625
(13,954,014)	(30,818,588)	(27,689,013)	(39,540,508)	(17,612,246)	(26,595,262)

$(6,297,461)	$(86,145,462)	$27,622,692	$(941,883)	$(11,486,054)	$(3,784,484)

4,312,976	12,100,333	44,650,282	61,365,426	18,389,572	17,295,887
38,638	64,640	269,343	269,096	46,637	43,592
(4,518,726)	(16,346,686)	(43,062,764)	(62,105,823)	(19,171,118)	(17,636,384)

673,456	1,530,586	1,893,991	2,724,575	1,187,442	2,058,571
3,895	6,025	6,601	28,407	192	2,103
(909,499)	(1,734,472)	(2,108,860)	(2,730,902)	(1,364,196)	(1,814,532)

(399,260)	(4,379,574)	1,648,593	(449,221)	(911,471)	(50,763)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraShort Small-Cap ProFund		UltraShort Dow 30 ProFund
	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$3,813,898	$6,862,354	$264,116	$719,694
Net realized gains (losses) on investments	29,495,549	(75,069,517)	1,886,551	(6,339,563)
Change in net unrealized appreciation/depreciation on investments	(1,551,971)	22,645,772	(1,304,636)	677,003

Change in net assets resulting from operations	31,757,476	(45,561,391)	846,031	(4,942,866)

Distributions to Shareholders From:
Net investment income
Investor Class	(6,548,171)	(6,600,036)	(652,271)	(569,014)
Service Class	(181,642)	(506,098)	(20,162)	(119,999)
Return of capital
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(6,729,813)	(7,106,134)	(672,433)	(689,013)

Change in net assets resulting from capital transactions	(76,026,030)	50,444,757	(6,048,819)	10,329,836

Change in net assets	(50,998,367)	(2,222,768)	(5,875,221)	4,697,957
Net Assets:
Beginning of period	290,662,984	292,885,752	20,795,205	16,097,248

End of period	$239,664,617	$290,662,984	$14,919,984	$20,795,205

Accumulated net investment income (loss)	$623,687	$3,539,602	$22,449	$430,766

Capital Transactions:
Investor Class
Proceeds from shares issued	$1,009,065,958	$1,928,284,462	$154,848,912	$231,061,202
Dividends reinvested	3,061,316	5,823,689	535,652	418,803
Value of shares redeemed	(1,084,904,837)	(1,876,553,983)	(159,081,209)	(224,519,149)
Service Class
Proceeds from shares issued	57,392,706	94,470,091	3,026,734	12,405,235
Dividends reinvested	95,715	152,466	6,457	106,185
Value of shares redeemed	(60,736,888)	(101,731,968)	(5,385,365)	(9,142,440)

Change in net assets resulting from capital transactions	$(76,026,030)	$50,444,757	$(6,048,819)	$10,329,836

Share Transactions:
Investor Class
Issued	75,287,357	139,388,560	9,334,567	12,205,741
Reinvested	234,404	443,204	33,774	22,763
Redeemed	(80,230,311)	(135,186,356)	(9,597,756)	(11,866,037)
Service Class
Issued	4,199,727	6,880,212	180,490	659,872
Reinvested	7,284	11,516	407	5,844
Redeemed	(4,474,557)	(7,254,754)	(323,077)	(501,207)

Change in shares	(4,976,096)	4,282,382	(371,595)	526,976

See accompanying notes to the financial statements.

UltraShort NASDAQ-100 ProFund		UltraShort International ProFund		UltraShort Emerging Markets ProFund
Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007

$1,692,699	$6,711,800	$567,271	$2,346,049	$1,006,625	$2,133,928
6,741,185	(91,652,685)	(5,232,421)	(38,654,616)	(35,663,095)	(54,487,278)
(2,610,384)	6,207,358	(110,960)	250,057	1,299,612	(624,551)

5,823,500	(78,733,527)	(4,776,110)	(36,058,510)	(33,356,858)	(52,977,901)

(5,192,757)	(6,518,586)	(1,149,799)	(1,944,564)	(2,215,291)	(1,052,832)
(77,714)	(196,230)	(65,120)	—	(210,050)	(21,938)

(12,289)	—	—	—	—	—
(193)	—	—	—	—	—

(5,282,953)	(6,714,816)	(1,214,919)	(1,944,564)	(2,425,341)	(1,074,770)

(23,068,626)	(24,651,507)	17,912,772	38,885,977	(5,061,355)	97,748,944

(22,528,079)	(110,099,850)	11,921,743	882,903	(40,843,554)	43,696,273

122,895,247	232,995,097	25,559,394	24,676,491	82,367,447	38,671,174

$100,367,168	$122,895,247	$37,481,137	$25,559,394	$41,523,893	$82,367,447

$181,928	$3,759,700	$69,514	$717,162	$67,798	$1,486,514

$530,105,283	$1,487,654,953	$143,750,178	$329,684,828	$411,509,095	$601,456,346
4,482,824	5,701,461	888,617	1,940,065	1,651,836	988,817
(558,039,870)	(1,515,186,968)	(128,995,479)	(293,577,269)	(424,000,353)	(505,752,045)

7,818,679	51,771,336	6,210,779	5,861,503	25,133,535	22,225,119
70,420	186,748	20,857	—	111,735	6,330
(7,505,962)	(54,779,037)	(3,962,180)	(5,023,150)	(19,467,203)	(21,175,623)

$(23,068,626)	$(24,651,507)	$17,912,772	$38,885,977	$(5,061,355)	$97,748,944

51,523,589	109,529,500	6,452,121	12,755,217	40,360,110	31,428,491
500,874	423,109	45,176	80,168	231,674	48,782
(53,990,928)	(111,686,511)	(6,136,647)	(12,490,908)	(42,184,478)	(26,646,481)

708,022	3,487,382	276,105	239,669	2,536,457	1,112,283
7,389	13,263	1,053	—	15,584	310
(682,711)	(3,761,060)	(186,282)	(222,857)	(2,087,778)	(1,062,407)

(1,933,765)	(1,994,317)	451,526	361,289	(1,128,431)	4,880,978

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraShort Latin America ProFund	UltraShort Japan ProFund
	October 16, 2007 through January 31, 2008(a) (unaudited)	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$12,639	$219,454	$297,714
Net realized gains (losses) on investments	105,768	4,734,800	(3,786,246)
Change in net unrealized appreciation/depreciation on investments	(186,501)	7,066,914	378,221

Change in net assets resulting from operations	(68,094)	12,021,168	(3,110,311)

Distributions to Shareholders From:
Net investment income
Investor Class	(9,613)	(309,572)	(214,231)
Service Class	(611)	(5,102)	—

Change in net assets resulting from distributions	(10,224)	(314,674)	(214,231)

Change in net assets resulting from capital transactions	2,670,930	24,569,313	4,461,555

Change in net assets	2,592,612	36,275,807	1,137,013
Net Assets:
Beginning of period	—	6,337,422	5,200,409

End of period	$2,592,612	$42,613,229	$6,337,422

Accumulated net investment income (loss)	$2,415	$76,754	$171,974

Capital Transactions:
Investor Class
Proceeds from shares issued	$32,860,163	$436,017,170	$567,347,185
Dividends reinvested	8,554	300,935	106,548
Value of shares redeemed	(30,175,905)	(413,475,483)	(563,275,106)
Service Class
Proceeds from shares issued	2,098,628	4,841,077	21,358,693
Dividends reinvested	3	3,997	—
Value of shares redeemed	(2,120,513)	(3,118,383)	(21,075,765)

Change in net assets resulting from capital transactions	$2,670,930	$24,569,313	$4,461,555

Share Transactions:
Investor Class
Issued	1,277,380	14,123,769	21,241,334
Reinvested	371	9,717	3,988
Redeemed	(1,173,279)	(13,326,828)	(21,158,203)
Service Class
Issued	82,823	144,031	684,521
Reinvested	— (b)	127	—
Redeemed	(82,196)	(95,747)	(684,903)

Change in shares	105,099	855,069	86,737

(a)	Commencement of operations
(b)	Amount is less than 0.50.

See accompanying notes to the financial statements.

Banks UltraSector ProFund		Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007

$119,151	$159,842	$291,662	$420,274	$(68,376)	$(80,240)
(3,681,946)	210,504	(11,121,908)	5,473,578	(1,989,909)	(49,467)
1,694,190	(539,387)	9,977,107	(26,437)	1,878,529	(1,613,522)

(1,868,605)	(169,041)	(853,139)	5,867,415	(179,756)	(1,743,229)

(121,205)	(157,929)	(503,887)	(627,483)	—	—
(6,035)	(1,886)	(11)	(12,006)	—	—

(127,240)	(159,815)	(503,898)	(639,489)	—	—

12,157,696	(4,125,628)	3,102,712	32,980,274	11,755,039	(692,882)

10,161,851	(4,454,484)	1,745,675	38,208,200	11,575,283	(2,436,111)

3,232,647	7,687,131	53,430,052	15,221,852	24,596,701	27,032,812

$13,394,498	$3,232,647	$55,175,727	$53,430,052	$36,171,984	$24,596,701

$68,929	$77,018	$25,698	$237,934	$(49,008)	$(65,975)

$73,598,097	$65,083,567	$115,279,277	$275,873,463	$87,864,845	$157,837,078
111,215	147,279	407,982	421,323	—	—
(63,558,322)	(67,859,907)	(111,913,646)	(247,020,392)	(79,066,726)	(153,074,350)

3,289,112	9,388,691	10,018,576	33,424,694	7,441,959	14,974,675
5,666	1,731	11	4,000	—	—
(1,288,072)	(10,886,989)	(10,689,488)	(29,722,814)	(4,485,039)	(20,430,285)

$12,157,696	$(4,125,628)	$3,102,712	$32,980,274	$11,755,039	$(692,882)

2,489,472	1,492,344	1,902,141	5,506,812	1,581,272	2,884,679
4,078	3,191	6,305	9,246	—	—
(2,192,948)	(1,558,883)	(1,917,892)	(5,000,251)	(1,417,647)	(2,817,586)

100,677	213,241	164,990	716,119	146,102	287,759
204	37	— (b)	89	—	—
(36,116)	(245,066)	(188,106)	(648,257)	(84,137)	(398,273)

365,367	(95,136)	(32,562)	583,758	225,590	(43,421)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund
	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$55,111	$80,828	$4,823	$12,760
Net realized gains (losses) on investments	(758,718)	2,532	(472,598)	539,386
Change in net unrealized appreciation/depreciation on investments	105,900	57,015	89,883	34,936

Change in net assets resulting from operations	(597,707)	140,375	(377,892)	587,082

Distributions to Shareholders From:
Net investment income
Investor Class	(86,734)	(64,018)	(3,936)	(7,521)
Service Class	—	—	(2,064)	—
Net realized gains on investments
Investor Class	—	—	—	(169,498)
Service Class	—	—	—	(55,960)

Change in net assets resulting from distributions	(86,734)	(64,018)	(6,000)	(232,979)

Change in net assets resulting from capital transactions	159,141	(820,357)	1,963,467	(637,322)

Change in net assets	(525,300)	(744,000)	1,579,575	(283,219)
Net Assets:
Beginning of period	2,492,172	3,236,172	877,747	1,160,966

End of period	$1,966,872	$2,492,172	$2,457,322	$877,747

Accumulated net investment income (loss)	$9,340	$40,963	$(471)	$6,747

Capital Transactions:
Investor Class
Proceeds from shares issued	$38,218,910	$78,969,518	$13,192,476	$61,858,754
Dividends reinvested	62,779	62,038	3,867	169,691
Value of shares redeemed	(38,169,384)	(79,159,243)	(11,557,766)	(61,963,205)
Service Class
Proceeds from shares issued	895,926	10,803,912	1,290,946	10,398,435
Dividends reinvested	—	—	2,029	17,258
Value of shares redeemed	(849,090)	(11,496,582)	(968,085)	(11,118,255)

Change in net assets resulting from capital transactions	$159,141	$(820,357)	$1,963,467	$(637,322)

Share Transactions:
Investor Class
Issued	931,460	2,059,176	434,909	1,801,294
Reinvested	1,516	1,627	136	4,919
Redeemed	(946,534)	(2,072,742)	(382,279)	(1,799,484)
Service Class
Issued	21,889	296,434	41,389	317,200
Reinvested	—	—	73	514
Redeemed	(21,268)	(315,968)	(30,385)	(338,041)

Change in shares	(12,937)	(31,473)	63,843	(13,598)

See accompanying notes to the financial statements.

Financials UltraSector ProFund		Health Care UltraSector ProFund		Industrials UltraSector ProFund
Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007

$75,119	$302,655	$43,106	$144,695	$48,007	$56,698
(2,470,837)	1,935,804	(2,933,799)	1,520,107	(2,232,708)	609,996
828,923	(430,314)	139,920	(388,301)	586,758	(127,260)

(1,566,795)	1,808,145	(2,750,773)	1,276,501	(1,597,943)	539,434

(174,137)	(492,172)	(132,350)	(80,830)	(85,958)	(31,298)
(19,287)	(10,921)	—	(3,594)	—	—

—	—	—	—	—	—
—	—	—	—	—	—

(193,424)	(503,093)	(132,350)	(84,424)	(85,958)	(31,298)

11,109,155	(1,915,954)	8,455,008	(6,828,065)	(17,192,219)	19,759,858

9,348,936	(610,902)	5,571,885	(5,635,988)	(18,876,120)	20,267,994

6,476,274	7,087,176	13,305,712	18,941,700	22,740,620	2,472,626

$15,825,210	$6,476,274	$18,877,597	$13,305,712	$3,864,500	$22,740,620

$(40,264)	$78,041	$2,080	$91,324	$759	$38,710

$65,876,753	$135,887,834	$90,685,677	$108,856,205	$15,582,626	$102,916,418
123,945	457,873	104,666	76,261	81,036	29,650
(54,823,695)	(139,076,436)	(81,117,483)	(116,812,878)	(31,526,579)	(84,316,028)

7,255,353	18,374,216	7,549,963	22,813,037	2,837,305	18,708,462
18,253	9,338	—	3,255	—	—
(7,341,454)	(17,568,779)	(8,767,815)	(21,763,945)	(4,166,607)	(17,578,644)

$11,109,155	$(1,915,954)	$8,455,008	$(6,828,065)	$(17,192,219)	$19,759,858

2,602,301	4,157,987	5,302,976	6,629,908	321,243	2,312,644
5,408	13,559	6,082	4,757	1,727	709
(2,137,260)	(4,219,682)	(4,846,099)	(7,129,415)	(672,164)	(1,927,124)

292,090	612,166	459,150	1,497,899	60,821	448,856
842	291	—	215	—	—
(292,580)	(578,548)	(555,019)	(1,425,748)	(93,220)	(431,571)

470,801	(14,227)	367,090	(422,384)	(381,593)	403,514

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund
	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$(9,758)	$(49,816)	$10,920	$16,270
Net realized gains (losses) on investments	(536,935)	5,108,183	(7,359,508)	286,614
Change in net unrealized appreciation/depreciation on investments	(1,214,801)	228,398	(234,964)	(808,833)

Change in net assets resulting from operations	(1,761,494)	5,286,765	(7,583,552)	(505,949)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(334,192)	(25,178)	(4,522)
Service Class	—	(7,055)	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(341,247)	(25,178)	(4,522)

Change in net assets resulting from capital transactions	(5,458,880)	(3,142,695)	(7,363,489)	4,551,203

Change in net assets	(7,220,374)	1,802,823	(14,972,219)	4,040,732
Net Assets:
Beginning of period	19,896,695	18,093,872	18,641,872	14,601,140

End of period	$12,676,321	$19,896,695	$3,669,653	$18,641,872

Accumulated net investment income (loss)	$(27,369)	$(65,172)	$(21,065)	$(6,807)

Capital Transactions:
Investor Class
Proceeds from shares issued	$45,180,918	$178,880,829	$51,434,840	$176,211,263
Dividends reinvested	—	305,290	22,934	3,926
Value of shares redeemed	(50,408,794)	(181,921,832)	(58,338,073)	(170,393,880)
Service Class
Proceeds from shares issued	3,788,739	8,112,206	1,710,679	9,513,029
Dividends reinvested	—	6,222	—	—
Value of shares redeemed	(4,019,743)	(8,525,410)	(2,193,869)	(10,783,135)

Change in net assets resulting from capital transactions	$(5,458,880)	$(3,142,695)	$(7,363,489)	$4,551,203

Share Transactions:
Investor Class
Issued	466,521	2,026,279	3,150,729	8,545,947
Reinvested	—	3,558	1,652	203
Redeemed	(523,165)	(2,071,673)	(3,601,460)	(8,439,496)
Service Class
Issued	39,575	98,850	118,626	522,551
Reinvested	—	77	—	—
Redeemed	(43,261)	(104,771)	(127,416)	(583,679)

Change in shares	(60,330)	(47,680)	(457,869)	45,526

See accompanying notes to the financial statements.

Oil & Gas UltraSector ProFund		Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007

$468,915	$1,301,268	$11,064	$(1,805)	$63,593	$495,433
(17,845,819)	34,435,493	(7,419,823)	4,711,913	(64,790)	3,501,400
12,453,003	(3,147,712)	(712,149)	2,636,244	(130,049)	(1,517,342)

(4,923,901)	32,589,049	(8,120,908)	7,346,352	(131,246)	2,479,491

(220,020)	(229,543)	(5,024)	(34,404)	(197,681)	(503,327)
—	—	—	—	(7,561)	(19,555)

(4,237,386)	—	(691,777)	—	—	—
(363,100)	—	(93,086)	—	—	—

(4,820,506)	(229,543)	(789,887)	(34,404)	(205,242)	(522,882)

(49,384,554)	(775,844)	(26,242,416)	44,423,514	(2,731,760)	(22,954,120)

(59,128,961)	31,583,662	(35,153,211)	51,735,462	(3,068,248)	(20,997,511)

197,448,895	165,865,233	57,358,244	5,622,782	8,115,876	29,113,387

$138,319,934	$197,448,895	$22,205,033	$57,358,244	$5,047,628	$8,115,876

$(70,473)	$697,673	$(12,510)	$(3,983)	$52,358	$194,007

$215,919,785	$723,532,338	$148,705,863	$305,385,756	$25,050,581	$177,547,486
4,053,741	187,047	651,142	22,582	158,450	471,908
(266,108,619)	(716,203,766)	(172,680,693)	(264,510,350)	(27,637,186)	(196,418,890)

14,852,717	54,278,817	16,550,921	22,010,402	537,083	25,588,189
201,600	—	74,663	—	3,067	16,093
(18,303,778)	(62,570,280)	(19,544,312)	(18,484,876)	(843,755)	(30,158,906)

$(49,384,554)	$(775,844)	$(26,242,416)	$44,423,514	$(2,731,760)	$(22,954,120)

3,918,712	16,867,584	3,682,556	9,910,210	2,378,104	16,843,754
72,256	4,431	16,915	819	15,489	45,639
(4,943,121)	(16,935,823)	(4,374,698)	(8,744,360)	(2,623,206)	(18,583,993)

294,322	1,370,891	391,973	739,620	52,525	2,557,590
3,882	—	1,968	—	309	1,622
(367,035)	(1,591,523)	(499,263)	(619,645)	(84,073)	(2,993,660)

(1,020,984)	(284,440)	(780,549)	1,286,644	(260,852)	(2,129,048)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$2,021,754	$5,792,951	$53,140	$1,696,979
Net realized gains (losses) on investments	(5,343,565)	(1,536,630)	(5,330,883)	2,146,351
Change in net unrealized appreciation/depreciation on investments	18,313,789	(18,096,566)	1,291,968	(4,859,378)

Change in net assets resulting from operations	14,991,978	(13,840,245)	(3,985,775)	(1,016,048)

Distributions to Shareholders From:
Net investment income
Investor Class	(862,115)	(5,779,959)	(768,557)	(1,501,162)
Service Class	—	(1,639,264)	(40,134)	(55,247)
Net realized gains on investments
Investor Class	(6,714,826)	—	—	—
Service Class	(907,754)	—	—	—

Change in net assets resulting from distributions	(8,484,695)	(7,419,223)	(808,691)	(1,556,409)

Change in net assets resulting from capital transactions	(31,353,881)	(4,275,054)	(4,226,832)	(57,114,113)

Change in net assets	(24,846,598)	(25,534,522)	(9,021,298)	(59,686,570)
Net Assets:
Beginning of period	178,247,138	203,781,660	28,792,434	88,479,004

End of period	$153,400,540	$178,247,138	$19,771,136	$28,792,434

Accumulated net investment income (loss)	$259,112	$2,694,272	$(322,637)	$432,914

Capital Transactions:
Investor Class
Proceeds from shares issued	$465,823,837	$990,583,554	$126,916,953	$538,444,103
Dividends reinvested	6,662,565	5,139,185	611,500	1,397,935
Value of shares redeemed	(441,305,454)	(1,019,690,507)	(131,834,401)	(590,405,243)
Service Class
Proceeds from shares issued	32,678,004	161,596,306	18,708,039	103,994,986
Dividends reinvested	689,876	1,504,637	24,521	47,352
Value of shares redeemed	(95,902,709)	(143,408,229)	(18,653,444)	(110,593,246)

Change in net assets resulting from capital transactions	$(31,353,881)	$(4,275,054)	$(4,226,832)	$(57,114,113)

Share Transactions:
Investor Class
Issued	9,445,403	24,456,434	3,005,703	9,787,055
Reinvested	151,148	124,738	14,210	26,070
Redeemed	(9,103,655)	(25,434,436)	(3,150,736)	(10,903,394)
Service Class
Issued	686,989	4,136,245	419,762	1,840,939
Reinvested	16,492	37,701	586	876
Redeemed	(2,422,823)	(3,713,208)	(425,141)	(1,969,724)

Change in shares	(1,226,446)	(392,526)	(135,616)	(1,218,178)

See accompanying notes to the financial statements.

Semiconductor UltraSector ProFund		Technology UltraSector ProFund		Telecommunications UltraSector ProFund
Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (unaudited)	Year ended July 31, 2007

$31,705	$52,236	$11,409	$18,768	$171,599	$1,235,557
(3,324,953)	3,431,375	(3,190,667)	2,633,797	1,578,895	8,412,984
(156,015)	(878,495)	(285,032)	1,321,286	(4,897,306)	5,217,028

(3,449,263)	2,605,116	(3,464,290)	3,973,851	(3,146,812)	14,865,569

(58,491)	(28,794)	(31,740)	—	(457,053)	(378,243)
—	—	—	—	(4,554)	(33,701)

—	—	—	—	(2,304,531)	—
—	—	—	—	(162,670)	—

(58,491)	(28,794)	(31,740)	—	(2,928,808)	(411,944)

(10,505,370)	7,789,384	(8,010,156)	9,912,872	(42,597,770)	30,348,760

(14,013,124)	10,365,706	(11,506,186)	13,886,723	(48,673,390)	44,802,385

24,859,274	14,493,568	20,514,351	6,627,628	55,442,575	10,640,190

$10,846,150	$24,859,274	$9,008,165	$20,514,351	$6,769,185	$55,442,575

$(7,039)	$19,747	$1,808	$22,139	$(39,159)	$961,929

$62,584,409	$209,010,432	$45,450,750	$146,489,199	$26,959,070	$310,141,912
49,711	23,839	30,401	—	2,443,687	361,528
(72,953,789)	(200,004,375)	(53,314,311)	(136,759,922)	(71,031,797)	(278,985,668)

2,634,261	19,119,338	2,976,656	15,860,318	1,431,514	39,367,591
—	—	—	—	106,817	27,571
(2,819,962)	(20,359,850)	(3,153,652)	(15,676,723)	(2,507,061)	(40,564,174)

$(10,505,370)	$7,789,384	$(8,010,156)	$9,912,872	$(42,597,770)	$30,348,760

3,420,161	11,127,423	1,328,358	5,042,323	945,493	11,470,822
2,580	1,328	879	—	107,048	13,475
(3,885,664)	(10,769,971)	(1,637,906)	(4,701,339)	(2,430,638)	(10,160,683)

143,238	1,102,209	90,597	577,898	49,187	1,590,382
—	—	—	—	5,033	1,080
(154,498)	(1,172,499)	(102,730)	(562,794)	(89,665)	(1,624,490)

(474,183)	288,490	(320,802)	356,088	(1,413,542)	1,290,586

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Utilities UltraSector ProFund		Short Oil & Gas ProFund
	August 1, 2007 through January 31, 2008 (unaudited)	Year ended July 31, 2007	August 1, 2007 through January 31, 2008 (unaudited)	Year ended July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$540,294	$1,718,889	$446,484	$537,492
Net realized gains (losses) on investments	(10,597,620)	8,578,127	100,107	(1,621,065)
Change in net unrealized appreciation/depreciation on investments	1,662,981	(119,891)	(1,388,501)	1,471,750

Change in net assets resulting from operations	(8,394,345)	10,177,125	(841,910)	388,177

Distributions to Shareholders From:
Net investment income
Investor Class	(321,473)	(890,619)	(612,122)	(594,361)
Service Class	—	(12,237)	(1,818)	(104,132)
Class A	—	—	—	—
Net realized gains on investments
Investor Class	—	(2,053,502)	—	—
Service Class	—	(218,788)	—	—
Class A	—	—	—	—

Change in net assets resulting from distributions	(321,473)	(3,175,146)	(613,940)	(698,493)

Change in net assets resulting from capital transactions	7,586,002	(55,185,902)	40,966,292	(15,983,306)

Change in net assets	(1,129,816)	(48,183,923)	39,510,442	(16,293,622)
Net Assets:
Beginning of period	45,338,671	93,522,594	15,552,486	31,846,108

End of period	$44,208,855	$45,338,671	$55,062,928	$15,552,486

Accumulated net investment income (loss)	$(31,050)	$756,611	$55,801	$223,257

Capital Transactions:
Investor Class
Proceeds from shares issued	$285,560,125	$478,208,522	$173,185,053	$201,782,177
Dividends reinvested	294,272	2,819,266	99,300	472,536
Value of shares redeemed	(279,452,225)	(527,480,675)	(134,482,570)	(213,346,320)
Service Class
Proceeds from shares issued	16,368,577	47,704,515	5,738,389	16,815,009
Dividends reinvested	—	187,103	1,818	91,124
Value of shares redeemed	(15,184,747)	(56,624,633)	(3,575,698)	(21,797,832)
Class A
Proceeds from shares issued	—	—	—	—
Dividends reinvested	—	—	—	—
Value of shares redeemed	—	—	—	—

Change in net assets resulting from capital transactions	$7,586,002	$(55,185,902)	$40,966,292	$(15,983,306)

Share Transactions:
Investor Class
Issued	10,148,092	18,546,636	9,274,810	8,825,826
Reinvested	10,133	116,402	5,950	21,266
Redeemed	(10,290,586)	(20,688,754)	(7,254,112)	(9,147,862)
Service Class
Issued	603,329	2,060,024	303,372	730,931
Reinvested	—	8,061	107	4,072
Redeemed	(571,410)	(2,454,121)	(189,629)	(935,886)
Class A
Issued	—	—	—	—
Reinvested	—	—	—	—
Redeemed	—	—	—	—

Change in shares	(100,442)	(2,411,752)	2,140,498	(501,653)

See accompanying notes to the financial statements.

Short Precious Metals ProFund		Short Real Estate ProFund		U.S. Government Plus ProFund
August 1, 2007 through January 31, 2008 (unaudited)	Year ended July 31, 2007	August 1, 2007 through January 31, 2008 (unaudited)	Year ended July 31, 2007	August 1, 2007 through January 31, 2008 (unaudited)	Year ended July 31, 2007

$407,136	$995,910	$1,801,196	$3,829,296	$872,237	$2,112,858
(7,360,828)	(9,227,319)	1,196,768	6,202,770	7,426,721	4,293,272
(613,404)	2,128,953	84,221	954,076	(869,090)	33,650

(7,567,096)	(6,102,456)	3,082,185	10,986,142	7,429,868	6,439,780

(965,662)	(185,143)	(3,546,133)	(2,761,711)	(619,052)	(1,852,048)
—	—	(318,215)	(182,899)	(251,140)	(257,714)
—	—	—	—	(2,096)	(163)

—	—	—	—	(391,164)	—
—	—	—	—	(164,168)	—
—	—	—	—	(5,333)	—

(965,662)	(185,143)	(3,864,348)	(2,944,610)	(1,432,953)	(2,109,925)

10,478,860	(13,469,767)	(26,877,492)	29,865,474	(24,454,944)	2,401,843

1,946,102	(19,757,366)	(27,659,655)	37,907,006	(18,458,029)	6,731,698

10,175,836	29,933,202	144,233,365	106,326,359	76,556,053	69,824,355

$12,121,938	$10,175,836	$116,573,710	$144,233,365	$58,098,024	$76,556,053

$13,118	$571,644	$230,926	$2,294,078	$(19,143)	$(54,508)

$179,773,311	$404,805,277	$210,697,548	$344,246,549	$318,143,263	$1,347,281,062
741,352	169,694	2,897,108	2,124,616	948,231	1,819,018
(173,271,831)	(417,246,217)	(236,284,146)	(325,834,122)	(357,649,374)	(1,352,018,432)

46,254,845	71,554,325	16,607,942	26,728,904	153,254,053	105,058,667
—	—	292,207	158,522	407,243	254,924
(43,018,817)	(72,752,846)	(21,088,151)	(17,558,995)	(139,633,419)	(100,036,794)

—	—	—	—	452,430	64,053
—	—	—	—	7,224	163
—	—	—	—	(384,595)	(20,818)

$10,478,860	$(13,469,767)	$(26,877,492)	$29,865,474	$(24,454,944)	$2,401,843

8,161,735	14,147,187	7,933,772	14,711,445	10,128,293	44,196,806
37,086	6,180	107,860	94,051	30,133	59,029
(7,951,652)	(14,686,638)	(8,869,953)	(13,865,479)	(11,431,030)	(44,304,247)

1,962,790	2,455,631	628,727	1,132,448	4,846,808	3,511,498
—	—	10,875	7,005	12,851	8,391
(1,942,571)	(2,596,201)	(814,302)	(752,017)	(4,364,170)	(3,309,423)

—	—	—	—	14,304	2,205
—	—	—	—	227	5
—	—	—	—	(12,152)	(709)

267,388	(673,841)	(1,003,021)	1,327,453	(774,736)	163,555

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund
	August 1, 2007 through January 31, 2008 (unaudited)	Year ended July 31, 2007	August 1, 2007 through January 31, 2008 (unaudited)	Year ended July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$188,079	$852,871	$2,242,180	$8,863,037
Net realized gains (losses) on investments	(1,435,195)	(1,399,878)	(23,518,847)	(16,704,706)
Change in net unrealized appreciation/depreciation on investments	44,670	6,340	4,164,165	(700,845)

Change in net assets resulting from operations	(1,202,446)	(540,667)	(17,112,502)	(8,542,514)

Distributions to Shareholders From:
Net investment income
Investor Class	(647,628)	(339,894)	(4,405,463)	(13,823,030)
Service Class	(1,508)	(24,734)	(207,156)	(1,644,986)
Class A	(7)	—	(9)	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(649,143)	(364,628)	(4,612,628)	(15,468,016)

Change in net assets resulting from capital transactions	23,789	1,536,933	(15,847,429)	(208,003,712)

Change in net assets	(1,827,800)	631,638	(37,572,559)	(232,014,242)
Net Assets:
Beginning of period	13,445,543	12,813,905	160,477,266	392,491,508

End of period	$11,617,743	$13,445,543	$122,904,707	$160,477,266

Accumulated net investment income (loss)	$19,906	$480,970	$182,285	$2,552,734

Capital Transactions:
Investor Class
Proceeds from shares issued	$41,590,767	$182,942,922	$212,626,890	$994,137,454
Dividends reinvested	209,463	269,664	3,316,296	10,889,736
Value of shares redeemed	(42,034,183)	(181,229,609)	(230,511,388)	(1,189,150,517)
Service Class
Proceeds from shares issued	5,037,566	24,422,454	110,984,775	98,289,268
Dividends reinvested	252	23,072	152,906	1,369,499
Value of shares redeemed	(4,786,118)	(24,892,686)	(112,422,753)	(123,540,307)
Class A
Proceeds from shares issued	343,874	46,137	165,786	23,227
Dividends reinvested	7	—	9	—
Value of shares redeemed	(337,839)	(45,021)	(159,950)	(22,072)

Change in net assets resulting from capital transactions	$23,789	$1,536,933	$(15,847,429)	$(208,003,712)

Share Transactions:
Investor Class
Issued	1,353,682	5,850,879	11,118,268	48,183,388
Reinvested	7,337	8,685	178,296	551,940
Redeemed	(1,366,015)	(5,821,720)	(12,052,391)	(57,637,312)
Service Class
Issued	162,943	786,981	5,963,169	4,880,621
Reinvested	8	747	8,319	70,781
Redeemed	(157,082)	(806,401)	(6,101,506)	(6,122,263)
Class A
Issued	10,907	1,473	8,236	1,156
Reinvested	— (a)	—	— (a)	—
Redeemed	(10,906)	(1,441)	(8,236)	(1,105)

Change in shares	874	19,203	(885,845)	(10,072,794)

(a)	Amount is less than 0.50.

See accompanying notes to the financial statements.

Rising U.S. Dollar ProFund		Falling U.S. Dollar ProFund
August 1, 2007 through January 31, 2008 (unaudited)	Year ended July 31, 2007	August 1, 2007 through January 31, 2008 (unaudited)	Year ended July 31, 2007

$220,583	$582,141	$1,730,619	$2,861,328
(719,948)	(299,480)	3,357,694	2,640,721
(201,530)	409,914	1,713,552	(1,665,386)

(700,895)	692,575	6,801,865	3,836,663

(554,972)	(723,428)	(741,267)	(2,194,727)
(45,913)	(80,183)	(15,234)	(131,292)
—	—	—	—

—	—	(5,553,769)	—
—	—	(321,622)	—

(600,885)	(803,611)	(6,631,892)	(2,326,019)

(3,191,911)	(14,591,901)	(18,641,495)	14,963,959

(4,493,691)	(14,702,937)	(18,471,522)	16,474,603

12,902,915	27,605,852	104,194,199	87,719,596

$8,409,224	$12,902,915	$85,722,677	$104,194,199

$22,322	$238,819	$24,614	$1,711,085

$84,117,405	$104,132,215	$241,626,797	$308,528,091
469,355	713,887	5,419,369	1,811,420
(88,148,680)	(119,085,234)	(266,901,442)	(295,744,403)

5,781,198	5,986,756	13,241,704	35,447,767
41,496	69,563	302,964	102,408
(5,452,685)	(6,409,088)	(12,330,887)	(35,181,324)

—	—	—	—
—	—	—	—
—	—	—	—

$(3,191,911)	$(14,591,901)	$(18,641,495)	$14,963,959

2,868,119	3,363,415	7,828,699	10,431,319
16,579	23,415	181,822	62,700
(3,021,474)	(3,826,740)	(8,661,674)	(10,080,321)

199,446	194,926	420,932	1,210,708
1,467	2,285	10,281	3,550
(188,860)	(208,020)	(389,754)	(1,196,612)

—	—	—	—
—	—	—	—
—	—	—	—

(124,723)	(450,719)	(609,694)	431,344

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bull ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$65.57	0.24		(3.65)	(3.41)	(0.70)	—	(0.70)	$61.46	(5.28	)%(d)	1.59%	1.59%	0.74%	$61,502	317	%(d)
Year Ended July 31, 2007	$57.59	0.42		7.90	8.32	(0.34)	—	(0.34)	$65.57	14.47%		1.50%	1.50%	0.66%	$30,979	218%
January 1, 2006 through July 31, 2006	$56.33	0.16		1.10	1.26	—	—	—	$57.59	2.24	%(d)	1.47%	1.47%	0.47%	$62,320	252	%(d)
Year Ended December 31, 2005	$54.88	0.29		1.35	1.64	(0.19)	—	(0.19)	$56.33	2.98%		1.45%	1.45%	0.54%	$84,743	358%
Year Ended December 31, 2004	$50.43	0.24		4.31	4.55	(0.10)	—	(0.10)	$54.88	9.03%		1.44%	1.44%	0.48%	$108,162	463%
Year Ended December 31, 2003	$39.97	(0.01)		10.47	10.46	—	—	—	$50.43	26.17%		1.72%	1.71%	(0.03)%	$123,319	490%
Year Ended December 31, 2002	$53.44	(0.04)		(13.43)	(13.47)	—	—	—	$39.97	(25.21)%		1.85%	1.85%	(0.08)%	$116,616	1,676%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$60.51	(0.06	)(e)	(3.42)	(3.48)	(0.03)	—	(0.03)	$57.00	(5.76	)%(d)	2.59%	2.59%	(0.26)%	$11,493	317	%(d)
Year Ended July 31, 2007	$53.40	(0.17	)(e)	7.28	7.11	—	—	—	$60.51	13.31%		2.50%	2.50%	(0.34)%	$6,344	218%
January 1, 2006 through July 31, 2006	$52.53	(0.16)		1.03	0.87	—	—	—	$53.40	1.66	%(d)	2.47%	2.47%	(0.53)%	$7,141	252	%(d)
Year Ended December 31, 2005	$51.54	(0.22)		1.21	0.99	—	—	—	$52.53	1.92%		2.45%	2.45%	(0.46)%	$22,680	358%
Year Ended December 31, 2004	$47.85	(0.23)		4.02	3.79	(0.10)	—	(0.10)	$51.54	7.92%		2.40%	2.40%	(0.48)%	$49,198	463%
Year Ended December 31, 2003	$38.31	(0.43)		9.97	9.54	—	—	—	$47.85	24.90%		2.72%	2.71%	(1.03)%	$13,603	490%
Year Ended December 31, 2002	$51.62	(0.59)		(12.72)	(13.31)	—	—	—	$38.31	(25.78)%		2.94%	2.94%	(1.36)%	$9,154	1,676%

Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$47.04	0.10		(3.11)	(3.01)	(0.12)	(0.82)	(0.94)	$43.09	(6.50	)%(d)	1.86%	1.80%	0.42%	$6,701	324	%(d)
Year Ended July 31, 2007	$41.22	0.19		5.76	5.95	(0.13)	—	(0.13)	$47.04	14.44%		1.77%	1.77%	0.43%	$7,605	705%
January 1, 2006 through July 31, 2006	$41.24	0.14		(0.16)	(0.02)	—	—	—	$41.22	(0.05	)%(d)	1.54%	1.45%	0.56%	$8,770	349	%(d)
Year Ended December 31, 2005	$37.55	0.12		3.90	4.02	(0.05)	(0.28)	(0.33)	$41.24	10.69%		1.47%	1.47%	0.31%	$108,143	500%
Year Ended December 31, 2004	$32.87	(0.12)		4.90	4.78	—	(0.10)	(0.10)	$37.55	14.60%		1.55%	1.55%	(0.34)%	$132,350	199%
Year Ended December 31, 2003	$24.70	(0.16)		8.33	8.17	—	—	—	$32.87	33.08%		1.70%	1.69%	(0.53)%	$99,766	253%
Year Ended December 31, 2002	$30.50	(0.20)		(5.60)	(5.80)	—	—	—	$24.70	(19.02)%		2.08%	1.95%	(0.72)%	$16,284	3,727%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$44.80	(0.13	)(e)	(2.94)	(3.07)	—	(0.82)	(0.82)	$40.91	(6.94	)%(d)	2.86%	2.80%	(0.58)%	$1,283	324	%(d)
Year Ended July 31, 2007	$39.54	(0.25	)(e)	5.51	5.26	—	—	—	$44.80	13.30%		2.77%	2.77%	(0.57)%	$1,017	705%
January 1, 2006 through July 31, 2006	$39.77	(0.10)		(0.13)	(0.23)	—	—	—	$39.54	(0.60	)%(d)	2.54%	2.45%	(0.44)%	$2,546	349	%(d)
Year Ended December 31, 2005	$36.56	(0.26)		3.75	3.49	—	(0.28)	(0.28)	$39.77	9.56%		2.47%	2.47%	(0.69)%	$9,582	500%
Year Ended December 31, 2004	$32.33	(0.45)		4.78	4.33	—	(0.10)	(0.10)	$36.56	13.45%		2.55%	2.55%	(1.34)%	$2,764	199%
Year Ended December 31, 2003	$24.54	(0.42)		8.21	7.79	—	—	—	$32.33	31.74%		2.70%	2.69%	(1.53)%	$5,528	253%
Year Ended December 31, 2002	$30.57	(0.48)		(5.55)	(6.03)	—	—	—	$24.54	(19.73)%		3.97%	2.95%	(1.78)%	$814	3,727%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$44.11	0.18		(3.60)	(3.42)	(0.02)	(0.57)	(0.59)	$40.10	(7.82	)%(d)	1.84%	1.80%	0.81%	$9,056	396	%(d)
Year Ended July 31, 2007	$40.66	0.54		3.33	3.87	(0.10)	(0.32)	(0.42)	$44.11	9.49%		1.62%	1.62%	1.21%	$13,195	275%
January 1, 2006 through July 31, 2006	$39.00	0.17		1.49	1.66	—	—	—	$40.66	4.23	%(d)	1.38%	1.38%	0.69%	$17,100	63	%(d)
Year Ended December 31, 2005	$38.05	0.23		0.72	0.95	—	—	—	$39.00	2.52%		1.37%	1.37%	0.60%	$137,016	475%
Year Ended December 31, 2004	$32.72	(0.06)		5.65	5.59	—	(0.26)	(0.26)	$38.05	17.08%		1.40%	1.40%	(0.18)%	$155,284	385%
Year Ended December 31, 2003	$23.81	(0.13)		10.24	10.11	—	(1.20)	(1.20)	$32.72	42.41%		1.62%	1.62%	(0.42)%	$165,048	254%
Year Ended December 31, 2002	$30.98	(0.17)		(7.00)	(7.17)	—	—	—	$23.81	(23.14)%		1.98%	1.95%	(0.65)%	$40,591	865%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$41.55	(0.03	)(e)	(3.39)	(3.42)	—	(0.57)	(0.57)	$37.56	(8.28	)%(d)	2.84%	2.80%	(0.19)%	$1,150	396	%(d)
Year Ended July 31, 2007	$38.60	0.11		3.16	3.27	—	(0.32)	(0.32)	$41.55	8.41%		2.62%	2.62%	0.21%	$2,722	275%
January 1, 2006 through July 31, 2006	$37.25	(0.07)		1.42	1.35	—	—	—	$38.60	3.62	%(d)	2.38%	2.38%	(0.31)%	$5,310	63	%(d)
Year Ended December 31, 2005	$36.68	(0.13)		0.70	0.57	—	—	—	$37.25	1.55%		2.37%	2.37%	(0.40)%	$19,581	475%
Year Ended December 31, 2004	$31.88	(0.40)		5.46	5.06	—	(0.26)	(0.26)	$36.68	15.87%		2.40%	2.40%	(1.18)%	$53,235	385%
Year Ended December 31, 2003	$23.50	(0.40)		9.98	9.58	—	(1.20)	(1.20)	$31.88	40.71%		2.62%	2.62%	(1.42)%	$109,792	254%
Year Ended December 31, 2002	$30.95	(0.42)		(7.03)	(7.45)	—	—	—	$23.50	(24.07)%		2.99%	2.95%	(1.55)%	$10,642	865%

NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$71.65	(0.27)		(3.36)	(3.63)	—	(1.25)	(1.25)	$66.77	(5.24	)%(d)	1.39%	1.39%	(0.70)%	$15,102	343	%(d)
Year Ended July 31, 2007	$57.17	(0.31)		15.58	15.27	—	(0.79)	(0.79)	$71.65	26.84%		1.49%	1.49%	(0.47)%	$83,156	632%
January 1, 2006 through July 31, 2006	$62.70	(0.30)		(5.23)	(5.53)	—	—	—	$57.17	(8.82	)%(d)	1.44%	1.44%	(0.83)%	$16,800	364	%(d)
Year Ended December 31, 2005	$62.52	(0.46)		(0.82)	0.36	(0.18)	—	(0.18)	$62.70	0.57%		1.40%	1.40%	(0.76)%	$47,767	671%
Year Ended December 31, 2004	$57.01	(0.05)		5.56	5.51	—	—	—	$62.52	9.67%		1.37%	1.37%	(0.08)%	$94,630	1,147%
Year Ended December 31, 2003	$40.01	(0.62)		19.50	18.88	—	(1.88)	(1.88)	$57.01	47.17%		1.59%	1.59%	(1.30)%	$90,699	868%
Year Ended December 31, 2002	$65.13	(0.67)		(24.45)	(25.12)	—	—	—	$40.01	(38.57)%		1.75%	1.75%	(1.56)%	$83,980	620%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$66.98	(0.62)		(3.07)	(3.69)	—	(1.25)	(1.25)	$62.04	(5.69	)%(d)	2.39%	2.39%	(1.70)%	$3,939	343	%(d)
Year Ended July 31, 2007	$54.01	(0.94)		14.70	13.76	—	(0.79)	(0.79)	$66.98	25.60%		2.49%	2.49%	(1.47)%	$2,912	632%
January 1, 2006 through July 31, 2006	$59.58	(0.65)		(4.92)	(5.57)	—	—	—	$54.01	(9.35	)%(d)	2.44%	2.44%	(1.83)%	$1,490	364	%(d)
Year Ended December 31, 2005	$59.89	(1.04)		0.73	(0.31)	—	—	—	$59.58	(0.52)%		2.40%	2.40%	(1.76)%	$12,384	671%
Year Ended December 31, 2004	$55.13	(0.60)		5.36	4.76	—	—	—	$59.89	8.63%		2.37%	2.37%	(1.08)%	$50,708	1,147%
Year Ended December 31, 2003	$39.11	(1.09)		18.99	17.90	—	(1.88)	(1.88)	$55.13	45.75%		2.59%	2.59%	(2.30)%	$7,324	868%
Year Ended December 31, 2002	$64.33	(1.13)		(24.09)	(25.22)	—	—	—	$39.11	(39.20)%		2.94%	2.94%	(2.73)%	$22,478	620%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$54.91	0.23		(3.10)	(2.87)	(0.13)	(5.55)	(5.68)	$46.36	(5.55	)%(d)	1.66%	1.66%	0.83%	$11,474	225	%(d)
Year Ended July 31, 2007	$48.46	0.51		6.17	6.68	(0.23)	—	(0.23)	$54.91	13.79%		1.52%	1.52%	0.96%	$14,369	267%
January 1, 2006 through July 31, 2006	$45.51	0.20		2.75	2.95	—	—	—	$48.46	6.46	%(d)	1.47%	1.47%	0.72%	$167,346	270	%(d)
Year Ended December 31, 2005	$44.14	0.28		1.31	1.59	(0.22)	—	(0.22)	$45.51	3.61%		1.57%	1.57%	0.65%	$33,121	644%
Year Ended December 31, 2004	$39.12	0.19		4.87	5.06	(0.04)	—	(0.04)	$44.14	12.94%		1.57%	1.57%	0.48%	$37,163	715%
Year Ended December 31, 2003	$30.82	0.09		8.27	8.36	(0.06)	—	(0.06)	$39.12	27.11%		1.98%	1.86%	0.27%	$28,709	1,359%
October 1, 2002 through December 31, 2002(e)	$30.00	0.07		1.09	1.16	(0.04)	(0.30)	(0.34)	$30.82	3.88	%(d)	1.53%	1.53%	0.83%	$51,255	396	%(d)
Service Class
Six Months Ended January 31, 2008 (unaudited)	$53.03	(0.03	)(f)	(2.98)	(3.01)	—	(5.55)	(5.55)	$44.47	(6.02	)%(d)	2.66%	2.66%	(0.17)%	$3,066	225	%(d)
Year Ended July 31, 2007	$47.07	(0.01	)(f)	5.97	5.96	—	—	—	$53.03	12.66%		2.52%	2.52%	(0.04)%	$5,124	267%
January 1, 2006 through July 31, 2006	$44.46	(0.07)		2.68	2.61	—	—	—	$47.07	5.85	%(d)	2.47%	2.47%	(0.28)%	$13,777	270	%(d)
Year Ended December 31, 2005	$43.35	(0.15)		1.26	1.11	—	—	—	$44.46	2.58%		2.57%	2.57%	(0.35)%	$3,977	644%
Year Ended December 31, 2004	$38.83	(0.21)		4.77	4.56	(0.04)	—	(0.04)	$43.35	11.75%		2.57%	2.57%	(0.52)%	$16,296	715%
Year Ended December 31, 2003	$30.81	(0.24)		8.26	8.02	—	—	—	$38.83	26.03%		2.98%	2.86%	(0.73)%	$1,909	1,359%
October 1, 2002 through December 31, 2002(e)	$30.00	(0.03)		1.14	1.11	—	(0.30)	(0.30)	$30.81	3.72	%(d)	2.63%	2.63%	(0.36)%	$2,780	396	%(d)

Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$41.27	(0.04)		(1.98)	(2.02)	—	—	—	$39.25	(4.89	)%(d)	1.53%	1.53%	(0.21)%	$13,260	174	%(d)
Year Ended July 31, 2007	$37.44	(0.06)		5.37	5.31	—	(1.48)	(1.48)	$41.27	14.30%		1.58%	1.58%	(0.16)%	$99,531	625%
January 1, 2006 through July 31, 2006	$38.24	(0.15)		(0.65)	(0.80)	—	—	—	$37.44	(2.09	)%(d)	1.97%	1.95%	(0.69)%	$10,717	342	%(d)
Year Ended December 31, 2005	$37.62	(0.02)		0.64	0.62	—	—	—	$38.24	1.65%		1.55%	1.55%	(0.04)%	$12,975	1,287%
Year Ended December 31, 2004	$36.38	(0.02)		1.26	1.24	—	—	—	$37.62	3.41%		1.78%	1.78%	(0.07)%	$5,404	1,288%
Year Ended December 31, 2003	$30.48	(0.16)		7.03	6.87	—	(0.97)	(0.97)	$36.38	22.54%		1.80%	1.80%	(0.50)%	$3,674	438%
October 1, 2002 through December 31, 2002(e)	$30.00	0.01		0.48	0.49	—	(0.01)	(0.01)	$30.48	1.62	%(d)	1.52%	1.52%	0.18%	$28,630	180	%(d)
Service Class
Six Months Ended January 31, 2008 (unaudited)	$39.44	(0.25)		(1.87)	(2.12)	—	—	—	$37.32	(5.38	)%(d)	2.53%	2.53%	(1.21)%	$6,985	174	%(d)
Year Ended July 31, 2007	$36.17	(0.46)		5.21	4.75	—	(1.48)	(1.48)	$39.44	13.23%		2.58%	2.58%	(1.16)%	$8,827	625%
January 1, 2006 through July 31, 2006	$37.14	(0.37)		(0.60)	(0.97)	—	—	—	$36.17	(2.61	)%(d)	2.97%	2.95%	(1.69)%	$2,271	342	%(d)
Year Ended December 31, 2005	$36.90	(0.38)		0.62	0.24	—	—	—	$37.14	0.65%		2.55%	2.55%	(1.04)%	$8,439	1,287%
Year Ended December 31, 2004	$36.05	(0.39)		1.24	0.85	—	—	—	$36.90	2.36%		2.78%	2.78%	(1.07)%	$15,659	1,288%
Year Ended December 31, 2003	$30.46	(0.49)		7.05	6.56	—	(0.97)	(0.97)	$36.05	21.54%		2.80%	2.80%	(1.50)%	$2,525	438%
October 1, 2002 through December 31, 2002(e)	$30.00	(0.09)		0.56	0.47	—	(0.01)	(0.01)	$30.46	1.55	%(d)	2.62%	2.62%	(1.12)%	$1,800	180	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$47.54	(0.09)		(3.73)	(3.82)	—	(d)	(1.45)	(1.45)	$42.27	(8.16	)%(e)	1.60%	1.55%	(0.37)%	$4,769	606	%(e)
Year Ended July 31, 2007	$42.42	0.19		5.32	5.51	(0.07)		(0.32)	(0.39)	$47.54	13.01%		1.50%	1.50%	0.41%	$7,060	445%
January 1, 2006 through July 31, 2006	$40.98	0.08		1.36	1.44	—		—	—	$42.42	3.51	%(e)	1.52%	1.52%	0.32%	$13,469	247	%(e)
Year Ended December 31, 2005	$38.92	0.08		3.66	3.74	(0.05)		(1.63)	(1.68)	$40.98	9.58%		1.50%	1.50%	0.19%	$32,204	520%
Year Ended December 31, 2004	$33.39	0.06		5.47	5.53	—		—	—	$38.92	16.56%		1.40%	1.40%	0.17%	$53,337	631%
Year Ended December 31, 2003	$24.78	0.02		8.59	8.61	—	(d)	—	— (d)	$33.39	34.76%		1.80%	1.80%	0.05%	$101,345	600%
Year Ended December 31, 2002	$28.81	(0.12)		(3.91)	(4.03)	—		—	—	$24.78	(13.99)%		2.08%	1.95%	(0.42)%	$3,925	1,899%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$44.98	(0.31)		(3.51)	(3.82)	—		(1.45)	(1.45)	$39.71	(8.61	)%(e)	2.60%	2.55%	(1.37)%	$2,143	606	%(e)
Year Ended July 31, 2007	$40.49	(0.25	)(f)	5.06	4.81	—		(0.32)	(0.32)	$44.98	11.87%		2.50%	2.50%	(0.59)%	$3,473	445%
January 1, 2006 through July 31, 2006	$39.33	(0.16)		1.32	1.16	—		—	—	$40.49	2.95	%(e)	2.52%	2.52%	(0.68)%	$9,112	247	%(e)
Year Ended December 31, 2005	$37.72	(0.31)		3.55	3.24	—		(1.63)	(1.63)	$39.33	8.56%		2.50%	2.50%	(0.81)%	$5,021	520%
Year Ended December 31, 2004	$32.70	(0.29)		5.31	5.02	—		—	—	$37.72	15.35%		2.40%	2.40%	(0.83)%	$34,003	631%
Year Ended December 31, 2003	$24.49	(0.27)		8.48	8.21	—		—	—	$32.70	33.52%		2.80%	2.80%	(0.95)%	$11,151	600%
Year Ended December 31, 2002	$28.73	(0.42)		(3.82)	(4.24)	—		—	—	$24.49	(14.76)%		3.04%	2.95%	(1.45)%	$6,316	1,899%

Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$42.26	(0.26)		(1.52)	(1.78)	—		(3.42)	(3.42)	$37.06	(4.75	)%(e)	1.87%	1.87%	(1.25)%	$3,220	677	%(e)
Year Ended July 31, 2007	$36.36	(0.23)		6.15	5.92	—		(0.02)	(0.02)	$42.26	16.28%		1.45%	1.45%	(0.55)%	$16,908	612%
January 1, 2006 through July 31, 2006	$37.47	(0.22)		(0.89)	(1.11)	—		—	—	$36.36	(2.96	)%(e)	1.53%	1.53%	(0.97)%	$3,330	384	%(e)
Year Ended December 31, 2005	$33.63	(0.25)		4.09	3.84	—		—	—	$37.47	11.42%		1.59%	1.59%	(0.71)%	$37,804	918%
Year Ended December 31, 2004	$30.25	(0.32)		3.70	3.38	—		—	—	$33.63	11.17%		1.78%	1.78%	(1.03)%	$22,494	1,293%
Year Ended December 31, 2003	$23.87	(0.35)		6.73	6.38	—		—	—	$30.25	26.73%		2.12%	1.95%	(1.28)%	$5,462	2,235%
Year Ended December 31, 2002	$30.88	(0.37)		(6.64)	(7.01)	—		—	—	$23.87	(22.70)%		2.88%	1.95%	(1.38)%	$1,324	3,616%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$39.83	(0.46)		(1.38)	(1.84)	—		(3.42)	(3.42)	$34.57	(5.18	)%(e)	2.87%	2.87%	(2.25)%	$6,412	677	%(e)
Year Ended July 31, 2007	$34.61	(0.61)		5.85	5.24	—		(0.02)	(0.02)	$39.83	15.14%		2.45%	2.45%	(1.55)%	$8,550	612%
January 1, 2006 through July 31, 2006	$35.89	(0.43)		(0.85)	(1.28)	—		—	—	$34.61	(3.57	)%(e)	2.53%	2.53%	(1.97)%	$4,512	384	%(e)
Year Ended December 31, 2005	$32.54	(0.58)		3.93	3.35	—		—	—	$35.89	10.29%		2.59%	2.59%	(1.71)%	$14,950	918%
Year Ended December 31, 2004	$29.58	(0.62)		3.58	2.96	—		—	—	$32.54	10.01%		2.78%	2.78%	(2.03)%	$9,254	1,293%
Year Ended December 31, 2003	$23.59	(0.61)		6.60	5.99	—		—	—	$29.58	25.39%		3.12%	2.95%	(2.28)%	$991	2,235%
Year Ended December 31, 2002	$30.82	(0.63)		(6.60)	(7.23)	—		—	—	$23.59	(23.46)%		3.56%	2.94%	(2.43)%	$2,164	3,616%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$48.10	(0.04)	(4.70)	(4.74)	(0.01)	(1.04)	(1.05)	$42.31	(9.90	)%(d)	1.90%	1.48%	(0.18)%	$14,379	842	%(d)
Year Ended July 31, 2007	$43.28	0.06 (e)	4.76	4.82	—	—	—	$48.10	11.14%		1.73%	1.55%	0.12%	$3,663	865%
January 1, 2006 through July 31, 2006	$41.33	(0.02)	1.97	1.95	—	—	—	$43.28	4.69	%(d)	1.59%	1.58%	(0.06)%	$5,991	443	%(d)
Year Ended December 31, 2005	$39.85	(0.16)	1.64	1.48	—	—	—	$41.33	3.74%		1.59%	1.59%	(0.41)%	$15,112	761%
Year Ended December 31, 2004	$33.16	(0.03)	6.87	6.84	—	(0.15)	(0.15)	$39.85	20.62%		1.46%	1.46%	(0.09)%	$155,891	525%
Year Ended December 31, 2003	$24.61	(0.17)	8.77	8.60	—	(0.05)	(0.05)	$33.16	34.95%		1.73%	1.73%	(0.59)%	$123,119	652%
Year Ended December 31, 2002	$30.17	(0.29)	(5.27)	(5.56)	—	—	—	$24.61	(18.43)%		1.98%	1.95%	(0.96)%	$7,554	1,650%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$45.32	(0.26)	(4.41)	(4.67)	—	(1.04)	(1.04)	$39.61	(10.36	)%(d)	2.90%	2.48%	(1.18)%	$1,926	842	%(d)
Year Ended July 31, 2007	$41.20	(0.40)	4.52	4.12	—	—	—	$45.32	10.00%		2.73%	2.55%	(0.88)%	$2,555	865%
January 1, 2006 through July 31, 2006	$39.57	(0.26)	1.89	1.63	—	—	—	$41.20	4.09	%(d)	2.59%	2.58%	(1.06)%	$7,470	443	%(d)
Year Ended December 31, 2005	$38.50	(0.54)	1.61	1.07	—	—	—	$39.57	2.81%		2.59%	2.59%	(1.41)%	$11,342	761%
Year Ended December 31, 2004	$32.38	(0.38)	6.65	6.27	—	(0.15)	(0.15)	$38.50	19.36%		2.46%	2.46%	(1.09)%	$32,029	525%
Year Ended December 31, 2003	$24.29	(0.45)	8.59	8.14	—	(0.05)	(0.05)	$32.38	33.52%		2.73%	2.73%	(1.59)%	$14,444	652%
Year Ended December 31, 2002	$30.11	(0.62)	(5.20)	(5.82)	—	—	—	$24.29	(19.33)%		2.97%	2.94%	(2.03)%	$10,979	1,650%

Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$44.76	(0.21)	(2.90)	(3.11)	—	(2.81)	(2.81)	$38.84	(7.25	)%(d)	1.81%	1.48%	(0.93)%	$5,407	481	%(d)
Year Ended July 31, 2007	$39.36	(0.47)	5.87	5.40	—	—	—	$44.76	13.72%		1.62%	1.56%	(1.07)%	$8,130	732%
January 1, 2006 through July 31, 2006	$38.96	(0.30)	0.70	0.40	—	—	—	$39.36	1.00	%(d)	1.61%	1.61%	(1.24)%	$8,272	369	%(d)
Year Ended December 31, 2005	$36.28	(0.29)	2.97	2.68	—	—	—	$38.96	7.41%		1.55%	1.55%	(0.79)%	$20,799	628%
Year Ended December 31, 2004	$30.20	(0.33)	6.41	6.08	—	—	—	$36.28	20.13%		1.59%	1.59%	(1.00)%	$103,113	854%
Year Ended December 31, 2003	$22.47	(0.29)	8.07	7.78	—	(0.05)	(0.05)	$30.20	34.64%		1.80%	1.80%	(1.16)%	$16,890	1,184%
Year Ended December 31, 2002	$30.80	(0.39)	(5.66)	(6.05)	—	(2.28)	(2.28)	$22.47	(19.64)%		2.68%	1.95%	(1.50)%	$7,934	4,550%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$42.36	(0.42)	(2.71)	(3.13)	—	(2.81)	(2.81)	$36.42	(7.71	)%(d)	2.81%	2.48%	(1.93)%	$3,604	481	%(d)
Year Ended July 31, 2007	$37.65	(0.88)	5.59	4.71	—	—	—	$42.36	12.51%		2.62%	2.56%	(2.07)%	$4,843	732%
January 1, 2006 through July 31, 2006	$37.49	(0.53)	0.69	0.16	—	—	—	$37.65	0.43	%(d)	2.61%	2.61%	(2.24)%	$3,022	369	%(d)
Year Ended December 31, 2005	$35.24	(0.65)	2.90	2.25	—	—	—	$37.49	6.38%		2.55%	2.55%	(1.79)%	$9,510	628%
Year Ended December 31, 2004	$29.64	(0.66)	6.26	5.60	—	—	—	$35.24	18.89%		2.59%	2.59%	(2.00)%	$43,438	854%
Year Ended December 31, 2003	$22.27	(0.55)	7.97	7.42	—	(0.05)	(0.05)	$29.64	33.33%		2.80%	2.80%	(2.16)%	$8,423	1,184%
Year Ended December 31, 2002	$30.87	(0.66)	(5.66)	(6.32)	—	(2.28)	(2.28)	$22.27	(20.47)%		3.25%	2.95%	(2.45)%	$1,465	4,550%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$20.45	0.09		(0.95)	(0.86)	(1.50)	(1.50)	$18.09	(4.91	)%(d)	1.54%		1.54%		0.83%		$3,919	757	%(d)
Year Ended July 31, 2007	$17.21	0.24		3.00	3.24	— (e)	— (e)	$20.45	18.83%		1.37%		1.37%		1.23%		$18,757	968%
January 1, 2006 through July 31, 2006	$16.00	0.25		0.96	1.21	—	—	$17.21	7.56	%(d)	1.44%		1.43%		2.49%		$15,318	533	%(d)
Year Ended December 31, 2005	$14.88	0.06		1.07	1.13	(0.01)	(0.01)	$16.00	7.60%		1.51%		1.51%		0.38%		$49,583	800%
Year Ended December 31, 2004	$12.97	0.02		1.89	1.91	— (e)	— (e)	$14.88	14.76%		1.56%		1.56%		0.12%		$43,254	742%
Year Ended December 31, 2003	$9.43	0.06		3.51	3.57	(0.03)	(0.03)	$12.97	37.81%		1.79%		1.78%		0.52%		$23,377	1,593%
Year Ended December 31, 2002	$12.62	0.10		(3.29)	(3.19)	—	—	$9.43	(25.28)%		2.34%		1.95%		0.93%		$8,184	2,892%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$20.56	(0.02	)(f)	(0.99)	(1.01)	(1.08)	(1.08)	$18.47	(5.41	)%(d)	2.54%		2.54%		(0.17)%		$2,160	757	%(d)
Year Ended July 31, 2007	$17.45	0.05		3.06	3.11	—	—	$20.56	17.82%		2.37%		2.37%		0.23%		$2,610	968%
January 1, 2006 through July 31, 2006	$16.32	0.15		0.98	1.13	—	—	$17.45	6.92	%(d)	2.44%		2.43%		1.49%		$2,190	533	%(d)
Year Ended December 31, 2005	$15.31	(0.09)		1.10	1.01	—	—	$16.32	6.60%		2.51%		2.51%		(0.62)%		$2,954	800%
Year Ended December 31, 2004	$13.46	(0.12)		1.97	1.85	— (e)	— (e)	$15.31	13.78%		2.54%		2.54%		(0.86)%		$12,995	742%
Year Ended December 31, 2003	$9.85	(0.05)		3.66	3.61	—	—	$13.46	36.65%		2.79%		2.78%		(0.48)%		$11,105	1,593%
Year Ended December 31, 2002	$12.25	0.12	(g)	(2.52)	(2.40)	—	—	$9.85	(19.59	)%(g)	2.14	%(g)	1.58	%(g)	1.15	%(g)	$2,667	2,892%

UltraBull ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$72.29	0.38		(10.07)	(9.69)	(1.48)	(1.48)	$61.12	(13.67	)%(d)	1.49%		1.49%		1.05%		$97,750	133	%(d)
Year Ended July 31, 2007	$58.16	0.69		13.49	14.18	(0.05)	(0.05)	$72.29	24.38%		1.45%		1.45%		0.98%		$147,984	370%
January 1, 2006 through July 31, 2006	$57.26	0.25		0.65	0.90	—	—	$58.16	1.59	%(d)	1.45%		1.45%		0.73%		$147,570	418	%(d)
Year Ended December 31, 2005	$55.82	0.22		1.36	1.58	(0.14)	(0.14)	$57.26	2.84%		1.44%		1.44%		0.41%		$136,495	648%
Year Ended December 31, 2004	$47.52	0.22		8.23	8.45	(0.15)	(0.15)	$55.82	17.75%		1.44%		1.44%		0.44%		$163,474	447%
Year Ended December 31, 2003	$30.64	(0.07)		16.95	16.88	—	—	$47.52	55.09%		1.70%		1.70%		(0.18)%		$123,782	723%
Year Ended December 31, 2002	$57.22	(0.19)		(26.39)	(26.58)	—	—	$30.64	(46.45)%		1.95%		1.95%		(0.47)%		$65,467	1,770%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$66.58	0.04		(9.33)	(9.29)	(0.81)	(0.81)	$56.48	(14.11	)%(d)	2.49%		2.49%		0.05%		$7,393	133	%(d)
Year Ended July 31, 2007	$54.03	0.04		12.51	12.55	—	—	$66.58	23.23%		2.45%		2.45%		(0.02)%		$11,082	370%
January 1, 2006 through July 31, 2006	$53.50	(0.07)		0.60	0.53	—	—	$54.03	1.01	%(d)	2.45%		2.45%		(0.27)%		$14,081	418	%(d)
Year Ended December 31, 2005	$52.55	(0.29)		1.24	0.95	—	—	$53.50	1.81%		2.44%		2.44%		(0.59)%		$25,129	648%
Year Ended December 31, 2004	$45.09	(0.15	)(h)	7.76	7.61	(0.15)	(0.15)	$52.55	16.84	%(h)	2.23	%(h)	2.23	%(h)	(0.35	)%(h)	$17,931	447%
Year Ended December 31, 2003	$29.40	(0.41)		16.10	15.69	—	—	$45.09	53.37%		2.70%		2.70%		(1.18)%		$13,068	723%
Year Ended December 31, 2002	$55.17	(0.58)		(25.19)	(25.77)	—	—	$29.40	(46.71)%		2.81%		2.81%		(1.40)%		$7,828	1,770%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)

The net investment income (loss) per share, total returns and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating assets.

(h)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of 0.21%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$52.65	0.14		(7.92)	(7.78)	(0.39)	(0.39)	$44.48	(14.90	)%(d)	1.52%	1.52%		0.55%	$44,492	106	%(d)
Year Ended July 31, 2007	$42.52	0.33		10.18	10.51	(0.38)	(0.38)	$52.65	24.78%		1.46%	1.46%		0.63%	$84,108	334%
January 1, 2006 through July 31, 2006	$43.66	0.17		(1.31)	(1.14)	—	—	$42.52	(2.61	)%(d)	1.47%	1.47%		0.64%	$82,224	219	%(d)
Year Ended December 31, 2005	$36.84	0.06		6.76	6.82	— (e)	— (e)	$43.66	18.52%		1.49%	1.49%		0.16%	$122,419	402%
Year Ended December 31, 2004	$28.67	(0.10)		8.27	8.17	—	—	$36.84	28.50%		1.51%	1.51%		(0.33)%	$86,392	395%
Year Ended December 31, 2003	$16.95	(0.16)		11.88	11.72	—	—	$28.67	69.14%		1.87%	1.86%		(0.75)%	$55,368	684%
Year Ended December 31, 2002	$27.42	(0.18)		(10.29)	(10.47)	—	—	$16.95	(38.18)%		2.08%	1.95%		(0.78)%	$15,358	2,174%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$49.36	(0.11	)(f)	(7.46)	(7.57)	—	—	$41.79	(15.32	)%(d)	2.52%	2.52%		(0.45)%	$2,849	106	%(d)
Year Ended July 31, 2007	$39.93	(0.17	)(f)	9.60	9.43	—	—	$49.36	23.59%		2.46%	2.46%		(0.37)%	$9,209	334%
January 1, 2006 through July 31, 2006	$41.26	(0.08)		(1.25)	(1.33)	—	—	$39.93	(3.20	)%(d)	2.47%	2.47%		(0.36)%	$4,886	219	%(d)
Year Ended December 31, 2005	$35.17	(0.31)		6.40	6.09	—	—	$41.26	17.29%		2.49%	2.49%		(0.84)%	$8,406	402%
Year Ended December 31, 2004	$27.65	(0.39)		7.91	7.52	—	—	$35.17	27.20%		2.49%	2.49%		(1.31)%	$11,245	395%
Year Ended December 31, 2003	$16.48	(0.37)		11.54	11.17	—	—	$27.65	67.78%		2.87%	2.86%		(1.75)%	$6,814	684%
Year Ended December 31, 2002	$26.85	(0.41)		(9.96)	(10.37)	—	—	$16.48	(38.62)%		3.06%	2.95%		(1.87)%	$7,279	2,174%

UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$29.82	0.07		(5.87)	(5.80)	(0.02)	(0.02)	$24.00	(19.48	)%(d)	1.49%	1.49	%(g)	0.50%	$69,013	78	%(d)
Year Ended July 31, 2007	$26.21	0.24		3.42	3.66	(0.05)	(0.05)	$29.82	13.94%		1.42%	1.42%		0.78%	$124,568	182%
January 1, 2006 through July 31, 2006	$25.36	0.11		0.74	0.85	—	—	$26.21	3.35	%(d)	1.39%	1.39%		0.64%	$162,346	27	%(d)
Year Ended December 31, 2005	$25.46	0.14		(0.12)	0.02	(0.12)	(0.12)	$25.36	0.07%		1.41%	1.41%		0.60%	$147,564	481%
Year Ended December 31, 2004	$19.29	(0.04)		6.21	6.17	—	—	$25.46	31.99%		1.40%	1.40%		(0.17)%	$330,905	339%
Year Ended December 31, 2003	$9.62	(0.07)		9.74	9.67	—	—	$19.29	100.52%		1.76%	1.76%		(0.49)%	$133,404	387%
Year Ended December 31, 2002	$17.27	(0.07)		(7.58)	(7.65)	—	—	$9.62	(44.30)%		1.95%	1.95%		(0.54)%	$26,286	2,196%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$27.87	(0.07	)(f)	(5.47)	(5.54)	—	—	$22.33	(19.91	)%(d)	2.49%	2.49	%(g)	(0.50)%	$3,573	78	%(d)
Year Ended July 31, 2007	$24.70	(0.05	)(f)	3.22	3.17	—	—	$27.87	12.83%		2.42%	2.42%		(0.22)%	$7,170	182%
January 1, 2006 through July 31, 2006	$24.05	(0.05)		0.70	0.65	—	—	$24.70	2.70	%(d)	2.39%	2.39%		(0.36)%	$9,110	27	%(d)
Year Ended December 31, 2005	$24.28	(0.09)		(0.14)	(0.23)	—	—	$24.05	(0.95)%		2.41%	2.41%		(0.40)%	$15,655	481%
Year Ended December 31, 2004	$18.57	(0.23)		5.94	5.71	—	—	$24.28	30.75%		2.38%	2.38%		(1.15)%	$30,658	339%
Year Ended December 31, 2003	$9.37	(0.21)		9.41	9.20	—	—	$18.57	98.19%		2.76%	2.76%		(1.49)%	$17,036	387%
Year Ended December 31, 2002	$16.96	(0.21)		(7.38)	(7.59)	—	—	$9.37	(44.75)%		2.87%	2.87%		(1.49)%	$2,526	2,196%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.48% and 2.48% for the Investor Class and Service Class, respectively, for the six months ended January 31, 2008.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$44.69	0.34	(5.33)	(4.99)	(0.15)	(0.16)	(0.31)	$39.39	(11.22	)%(d)	1.52%		1.52%		1.50%		$28,205	129	%(d)
Year Ended July 31, 2007	$33.43	0.60	10.93	11.53	(0.13)	(0.14)	(0.27)	$44.69	34.58%		1.47%		1.47%		1.45%		$39,544	525%
January 1, 2006 through July 31, 2006	$31.67	0.24	1.52	1.76	—	—	—	$33.43	5.56	%(d)	1.49%		1.49%		1.26%		$20,403	995	%(d)
Year Ended December 31, 2005	$33.00	0.32	(1.36)	(1.04)	(0.29)	—	(0.29)	$31.67	(3.16)%		1.51%		1.51%		1.03%		$25,747	458%
Year Ended December 31, 2004	$31.29	0.14	1.60	1.74	(0.03)	—	(0.03)	$33.00	5.57%		1.49%		1.49%		0.45%		$47,100	825%
Year Ended December 31, 2003	$20.73	(0.02)	10.60	10.58	—	(0.02)	(0.02)	$31.29	51.02%		1.88%		1.88%		(0.08)%		$31,023	1,798%
June 3, 2002 through December 31, 2002(e)	$30.00	0.05	(9.28)	(9.23)	(0.04)	—	(0.04)	$20.73	(30.76	)%(d)	2.47%		1.95%		0.37%		$3,963	844	%(d)
Service Class
Six Months Ended January 31, 2008 (unaudited)	$43.18	0.12	(5.14)	(5.02)	—	(0.16)	(0.16)	$38.00	(11.64	)%(d)	2.52%		2.52%		0.50%		$5,987	129	%(d)
Year Ended July 31, 2007	$32.52	0.21	10.59	10.80	—	(0.14)	(0.14)	$43.18	33.25%		2.47%		2.47%		0.45%		$3,475	525%
January 1, 2006 through July 31, 2006	$31.01	0.06	1.45	1.51	—	—	—	$32.52	4.90	%(d)	2.49%		2.49%		0.26%		$4,794	995	%(d)
Year Ended December 31, 2005	$32.37	0.01	(1.32)	(1.31)	(0.05)	—	(0.05)	$31.01	(4.08)%		2.51%		2.51%		0.03%		$6,498	458%
Year Ended December 31, 2004	$30.97	(0.16)	1.59	1.43	(0.03)	—	(0.03)	$32.37	4.62%		2.49%		2.49%		(0.55)%		$7,283	825%
Year Ended December 31, 2003	$20.68	(0.26)	10.57	10.31	—	(0.02)	(0.02)	$30.97	49.84%		2.88%		2.88%		(1.08)%		$9,959	1,798%
June 3, 2002 through December 31, 2002(e)	$30.00	(0.06)	(9.26)	(9.32)	— (f)	—	— (f)	$20.68	(31.06	)%(d)	3.42%		2.95%		(0.44)%		$11,696	844	%(d)

UltraNASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$29.66	(0.05)	(4.21)	(4.26)	—	—	—	$25.40	(14.33	)%(d)	1.44%		1.44%		(0.32)%		$213,102	119	%(d)
Year Ended July 31, 2007	$19.59	(0.08)	10.15	10.07	—	—	—	$29.66	51.40%		1.40%		1.40%		(0.30)%		$248,250	156%
January 1, 2006 through July 31, 2006	$24.44	(0.07)	(4.78)	(4.85)	—	—	—	$19.59	(19.84	)%(d)	1.37%		1.37%		(0.51)%		$254,137	131	%(d)
Year Ended December 31, 2005	$25.20	(0.11)	(0.65)	(0.76)	—	—	—	$24.44	(3.02)%		1.38%		1.38%		(0.47)%		$370,835	157%
Year Ended December 31, 2004	$21.84	(0.03)	3.39	3.36	—	—	—	$25.20	15.38%		1.37%		1.37%		(0.14)%		$530,240	159%
Year Ended December 31, 2003	$10.79	(0.20)	11.25	11.05	—	—	—	$21.84	102.41%		1.56%		1.56%		(1.23)%		$449,308	231%
Year Ended December 31, 2002	$35.29	(0.25)	(24.25)	(24.50)	—	—	—	$10.79	(69.42)%		1.78%		1.78%		(1.49)%		$187,841	522%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$27.34	(0.20)	(3.84)	(4.04)	—	—	—	$23.30	(14.78	)%(d)	2.44%		2.44%		(1.32)%		$11,068	119	%(d)
Year Ended July 31, 2007	$18.24	(0.32)	9.42	9.10	—	—	—	$27.34	49.89%		2.40%		2.40%		(1.30)%		$14,774	156%
January 1, 2006 through July 31, 2006	$22.88	(0.20)	(4.44)	(4.64)	—	—	—	$18.24	(20.28	)%(d)	2.37%		2.37%		(1.51)%		$21,779	131	%(d)
Year Ended December 31, 2005	$23.83	(0.32)	(0.63)	(0.95)	—	—	—	$22.88	(3.99)%		2.38%		2.38%		(1.47)%		$33,407	157%
Year Ended December 31, 2004	$20.59	0.02 (g)	3.22	3.24	—	—	—	$23.83	15.74	%(g)	1.11	%(g)	1.11	%(g)	0.12	%(g)	$34,534	159%
Year Ended December 31, 2003	$10.28	(0.35)	10.66	10.31	—	—	—	$20.59	100.29%		2.56%		2.56%		(2.23)%		$30,497	231%
Year Ended December 31, 2002	$33.88	(0.39)	(23.21)	(23.60)	—	—	—	$10.28	(69.66)%		2.53%		2.53%		(2.25)%		$13,844	522%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)	Amount is less than $0.005.
(g)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraNASDAQ-100 ProFund Service Class expense ratio was a reduction of 1.26%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$36.45	0.60	(6.58)	(5.98)	(0.29)	—	(0.29)	$30.18	(16.51	)%(d)	1.55%	1.55%	3.28%	$20,544	—
Year Ended July 31, 2007	$27.55	1.30	8.14	9.44	(0.32)	(0.22)	(0.54)	$36.45	34.38%		1.48%	1.48%	3.72%	$35,554	—
April 19, 2006 through July 31, 2006(e)	$30.00	0.26	(2.71)	(2.45)	—	—	—	$27.55	(8.17	)%(d)	2.34%	1.93%	3.33%	$7,994	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$36.06	0.42	(6.53)	(6.11)	—	—	—	$29.95	(16.94	)%(d)	2.55%	2.55%	2.28%	$3,056	—
Year Ended July 31, 2007	$27.47	0.95	8.11	9.06	(0.25)	(0.22)	(0.47)	$36.06	33.10%		2.48%	2.48%	2.72%	$6,007	—
April 19, 2006 through July 31, 2006(e)	$30.00	0.18	(2.71)	(2.53)	—	—	—	$27.47	(8.43	)%(d)	3.34%	2.93%	2.33%	$1,149	—

UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$45.85	0.87	3.44 (f)	4.31	(0.62)	(14.18)	(14.80)	$35.36	5.81	%(d)	1.40%	1.40%	3.41%	$238,830	—
Year Ended July 31, 2007	$24.09	1.38	20.68	22.06	(0.30)	—	(0.30)	$45.85	91.96%		1.37%	1.37%	3.89%	$243,763	—
April 19, 2006 through July 31, 2006(e)	$30.00	0.26	(6.17)	(5.91)	—	—	—	$24.09	(19.70	)%(d)	1.51%	1.51%	3.97%	$79,136	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$45.31	0.62	3.40 (f)	4.02	(0.36)	(14.18)	(14.54)	$34.79	5.30	%(d)	2.40%	2.40%	2.41%	$11,878	—
Year Ended July 31, 2007	$24.02	1.01	20.51	21.52	(0.23)	—	(0.23)	$45.31	89.91%		2.37%	2.37%	2.89%	$11,471	—
April 19, 2006 through July 31, 2006(e)	$30.00	0.19	(6.17)	(5.98)	—	—	—	$24.02	(19.93	)%(d)	2.51%	2.51%	2.97%	$1,310	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraLatin America ProFund
Investor Class
October 16, 2007 through January 31, 2008 (unaudited)(d)	$30.00	0.13	(2.19)	(2.06)	(0.07)	—		(0.49)	(0.56)	$27.38	(6.90	)%(e)	1.81%	1.81%	1.50%	$10,053	160	%(e)
Service Class
October 16, 2007 through January 31, 2008 (unaudited)(d)	$30.00	0.04	(2.12)	(2.08)	(0.05)	—		(0.49)	(0.54)	$27.38	(6.95	)%(e)	2.81%	2.81%	0.50%	$756	160	%(e)

UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$47.88	0.62	(18.64)	(18.02)	(2.80)	—	(f)	—	(2.80)	$27.06	(38.88	)%(e)	1.66%	1.66%	3.11%	$44,821	—
Year Ended July 31, 2007	$58.53	1.87	12.42	14.29	(1.79)	—		(23.15)	(24.94)	$47.88	23.46%		1.57%	1.57%	3.34%	$111,087	—
January 1, 2006 through July 31, 2006	$64.64	0.63	(6.74)	(6.11)	—	—		—	—	$58.53	(9.45	)%(e)	1.54%	1.54%	1.67%	$196,279	—
Year Ended December 31, 2005	$33.92	(0.12)	30.84	30.72	—	—		—	—	$64.64	90.57%		1.55%	1.55%	(0.26)%	$416,150	—
Year Ended December 31, 2004	$30.91	(0.41)	3.42	3.01	—	—		—	—	$33.92	9.74%		1.65%	1.65%	(1.24)%	$48,512	—
Year Ended December 31, 2003	$20.93	(0.47)	10.45	9.98	—	—		—	—	$30.91	47.68%		1.95%	1.95%	(1.70)%	$42,203	—
Year Ended December 31, 2002	$34.77	(0.49)	(13.35)	(13.84)	—	—		—	—	$20.93	(39.80)%		2.37%	1.93%	(1.48)%	$2,799	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$44.57	0.43	(17.49)	(17.06)	(1.96)	—	(f)	—	(1.96)	$25.55	(39.25	)%(e)	2.66%	2.66%	2.11%	$1,546	—
Year Ended July 31, 2007	$55.85	1.34	11.77	13.11	(1.24)	—		(23.15)	(24.39)	$44.57	22.25%		2.57%	2.57%	2.34%	$4,915	—
January 1, 2006 through July 31, 2006	$62.06	0.27	(6.48)	(6.21)	—	—		—	—	$55.85	(10.01	)%(e)	2.54%	2.54%	0.67%	$6,939	—
Year Ended December 31, 2005	$32.88	(0.58)	29.76	29.18	—	—		—	—	$62.06	88.75%		2.55%	2.55%	(1.26)%	$31,412	—
Year Ended December 31, 2004	$30.27	(0.74)	3.35	2.61	—	—		—	—	$32.88	8.62%		2.63%	2.63%	(2.22)%	$1,478	—
Year Ended December 31, 2003	$20.69	(0.75)	10.33	9.58	—	—		—	—	$30.27	46.30%		2.95%	2.95%	(2.70)%	$932	—
Year Ended December 31, 2002	$34.70	(0.89)	(13.12)	(14.01)	—	—		—	—	$20.69	(40.37)%		3.22%	2.95%	(2.45)%	$143	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bear ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$26.32	0.39	1.36 (d)	1.75	(0.83)	(0.01)		(0.84)	$27.23	6.91	%(e)	1.51%	1.50%	2.94%	$136,368	—
Year Ended July 31, 2007	$29.96	1.02	(3.11)	(2.09)	(1.55)	—	(f)	(1.55)	$26.32	(6.91)%		1.56%	1.48%	3.80%	$38,299	—
January 1, 2006 through July 31, 2006	$29.85	0.55	(0.44)	0.11	—	—		—	$29.96	0.40	%(e)	1.57%	1.57%	3.20%	$52,504	—
Year Ended December 31, 2005	$30.82	0.50	(0.84)	(0.34)	(0.61)	(0.02)		(0.63)	$29.85	(1.11)%		1.56%	1.56%	1.60%	$30,002	—
Year Ended December 31, 2004	$34.19	(0.09)	(3.28)	(3.37)	—	—		—	$30.82	(9.86)%		1.51%	1.51%	(0.26)%	$26,624	—
Year Ended December 31, 2003	$45.26	(0.28)	(10.79)	(11.07)	—	—		—	$34.19	(24.46)%		1.73%	1.72%	(0.67)%	$23,150	—
Year Ended December 31, 2002	$37.43	(0.24)	8.07	7.83	—	—		—	$45.26	20.92%		1.95%	1.95%	(0.56)%	$72,473	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$26.57	0.26	1.44 (d)	1.70	(0.08)	—	(f)	(0.08)	$28.19	6.42	%(e)	2.51%	2.50%	1.94%	$2,685	—
Year Ended July 31, 2007	$28.82	0.75	(3.00)	(2.25)	—	—		—	$26.57	(7.81)%		2.56%	2.48%	2.80%	$2,079	—
January 1, 2006 through July 31, 2006	$28.87	0.38	(0.43)	(0.05)	—	—		—	$28.82	(0.17	)%(e)	2.57%	2.57%	2.20%	$12,469	—
Year Ended December 31, 2005	$29.48	0.20	(0.81)	(0.61)	—	—		—	$28.87	(2.07)%		2.56%	2.56%	0.60%	$3,400	—
Year Ended December 31, 2004	$33.02	(0.41)	(3.13)	(3.54)	—	—		—	$29.48	(10.72)%		2.50%	2.50%	(1.25)%	$1,266	—
Year Ended December 31, 2003	$44.15	(0.67)	(10.46)	(11.13)	—	—		—	$33.02	(25.21)%		2.73%	2.72%	(1.67)%	$4,613	—
Year Ended December 31, 2002	$36.92	(0.59)	7.82	7.23	—	—		—	$44.15	19.58%		2.91%	2.91%	(1.44)%	$5,510	—

Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$16.48	0.25	1.03 (d)	1.28	(0.83)	—		(0.83)	$16.93	8.19	%(e)	1.57%	1.57%	3.02%	$42,045	—
Year Ended July 31, 2007	$18.58	0.62	(1.73)	(1.11)	(0.99)	—		(0.99)	$16.48	(5.72)%		1.58%	1.58%	3.70%	$25,758	—
January 1, 2006 through July 31, 2006	$19.05	0.35	(0.82)	(0.47)	—	—		—	$18.58	(2.47	)%(e)	1.52%	1.52%	3.37%	$50,983	—
Year Ended December 31, 2005	$20.23	0.32	(0.83)	(0.51)	(0.67)	—		(0.67)	$19.05	(2.52)%		1.51%	1.51%	1.54%	$18,384	—
Year Ended December 31, 2004	$24.35	(0.08)	(4.04)	(4.12)	—	—		—	$20.23	(16.92)%		1.51%	1.51%	(0.36)%	$10,318	—
Year Ended December 31, 2003	$37.31	(0.23)	(12.73)	(12.96)	—	—		—	$24.35	(34.74)%		1.77%	1.76%	(0.68)%	$32,575	—
May 1, 2002 through December 31, 2002(g)	$30.00	0.01	7.30	7.31	—	—		—	$37.31	24.37	%(e)	1.49%	1.49%	0.02%	$110,733	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$17.25	0.16	1.12 (d)	1.28	(0.59)	—		(0.59)	$17.94	7.73	%(e)	2.57%	2.57%	2.02%	$1,367	—
Year Ended July 31, 2007	$18.50	0.45	(1.70)	(1.25)	—	—		—	$17.25	(6.76)%		2.58%	2.58%	2.70%	$992	—
January 1, 2006 through July 31, 2006	$19.10	0.25	(0.85)	(0.60)	—	—		—	$18.50	(3.14	)%(e)	2.52%	2.52%	2.37%	$2,084	—
Year Ended December 31, 2005	$19.78	0.12	(0.80)	(0.68)	—	—		—	$19.10	(3.44)%		2.51%	2.51%	0.54%	$287	—
Year Ended December 31, 2004	$24.02	(0.31)	(3.93)	(4.24)	—	—		—	$19.78	(17.65)%		2.51%	2.51%	(1.36)%	$533	—
Year Ended December 31, 2003	$37.06	(0.54)	(12.50)	(13.04)	—	—		—	$24.02	(35.19)%		2.77%	2.76%	(1.68)%	$7,761	—
May 1, 2002 through December 31, 2002(g)	$30.00	(0.23)	7.29	7.06	—	—		—	$37.06	23.53	%(e)	2.51%	2.51%	(0.92)%	$3,628	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Amount is less than $0.005.
(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$16.24	0.25		0.51 (d)	0.76	(1.32)	—		(1.32)	$15.68	5.78	%(e)	1.60%		1.54%		3.17%		$9,748	—
Year Ended July 31, 2007	$20.91	0.71		(4.14)	(3.43)	(1.24)	—		(1.24)	$16.24	(16.68)%		1.54%		1.49%		3.93%		$12,814	—
January 1, 2006 through July 31, 2006	$18.69	0.38		1.84	2.22	—	—		—	$20.91	11.88	%(e)	1.50%		1.50%		3.34%		$103,936	—
Year Ended December 31, 2005	$18.70	0.30		(0.06)	0.24	(0.25)	—		(0.25)	$18.69	1.27%		1.52%		1.52%		1.54%		$31,722	—
Year Ended December 31, 2004	$21.10	(0.05)		(2.35)	(2.40)	—	—		—	$18.70	(11.33)%		1.51%		1.51%		(0.22)%		$6,604	—
Year Ended December 31, 2003	$33.69	(0.23)		(12.36)	(12.59)	—	—		—	$21.10	(37.37)%		1.88%		1.87%		(0.79)%		$12,538	—
May 1, 2002 through December 31, 2002(f)	$30.00	(0.10)		3.88	3.78	(0.09)	—		(0.09)	$33.69	12.60	%(e)	2.00%		1.82%		(0.46)%		$9,826	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$15.96	0.17		0.56 (d)	0.73	(0.88)	—		(0.88)	$15.81	5.29	%(e)	2.60%		2.54%		2.17%		$711	—
Year Ended July 31, 2007	$20.35	0.54		(4.07)	(3.53)	(0.86)	—		(0.86)	$15.96	(17.59)%		2.54%		2.49%		2.93%		$4,424	—
January 1, 2006 through July 31, 2006	$18.27	0.27		1.81	2.08	—	—		—	$20.35	11.38	%(e)	2.50%		2.50%		2.34%		$9,666	—
Year Ended December 31, 2005	$18.22	0.11		(0.06)	0.05	—	—		—	$18.27	0.27%		2.52%		2.52%		0.54%		$4,006	—
Year Ended December 31, 2004	$20.79	(0.26)		(2.31)	(2.57)	—	—		—	$18.22	(12.36)%		2.51%		2.51%		(1.22)%		$1,106	—
Year Ended December 31, 2003	$33.52	(0.50)		(12.23)	(12.73)	—	—		—	$20.79	(37.98)%		2.88%		2.87%		(1.79)%		$2,125	—
May 1, 2002 through December 31, 2002(f)	$30.00	(0.29)		3.81	3.52	—	—		—	$33.52	11.73	%(e)	2.97%		2.79%		(1.23)%		$3,305	—

UltraBear ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$13.62	0.21		1.05	1.26	(0.46)	—	(g)	(0.46)	$14.42	9.73	%(e)	1.45%		1.45%		3.10%		$132,937	—
Year Ended July 31, 2007	$17.28	0.55		(3.53)	(2.98)	(0.68)	—	(g)	(0.68)	$13.62	(17.28)%		1.42%		1.42%		3.88%		$100,229	—
January 1, 2006 through July 31, 2006	$17.59	0.32		(0.63)	(0.31)	—	—		—	$17.28	(1.76	)%(e)	1.40%		1.40%		3.27%		$135,333	—
Year Ended December 31, 2005	$18.82	0.34		(1.18)	(0.84)	(0.38)	(0.01)		(0.39)	$17.59	(4.43)%		1.41%		1.41%		1.77%		$90,197	—
Year Ended December 31, 2004	$23.42	(0.04)		(4.56)	(4.60)	—	—		—	$18.82	(19.64)%		1.43%		1.43%		(0.19)%		$77,863	—
Year Ended December 31, 2003	$41.64	(0.26)		(17.96)	(18.22)	—	—		—	$23.42	(43.76)%		1.65%		1.64%		(0.78)%		$93,826	—
Year Ended December 31, 2002	$30.15	(0.20)		11.69	11.49	— (g)	—		— (g)	$41.64	38.11%		1.80%		1.80%		(0.52)%		$119,520	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$13.57	0.14		1.09	1.23	(0.23)	—	(g)	(0.23)	$14.57	9.29	%(e)	2.45%		2.45%		2.10%		$9,124	—
Year Ended July 31, 2007	$17.21	0.41		(3.52)	(3.11)	(0.53)	—	(g)	(0.53)	$13.57	(18.09)%		2.42%		2.42%		2.88%		$11,326	—
January 1, 2006 through July 31, 2006	$17.61	0.22		(0.62)	(0.40)	—	—		—	$17.21	(2.27	)%(e)	2.40%		2.40%		2.27%		$13,984	—
Year Ended December 31, 2005	$18.76	0.15		(1.16)	(1.01)	(0.14)	—	(g)	(0.14)	$17.61	(5.36)%		2.41%		2.41%		0.77%		$6,735	—
Year Ended December 31, 2004	$23.53	(0.21	)(h)	(4.56)	(4.77)	—	—		—	$18.76	(20.27	)%(h)	2.20	%(h)	2.20	%(h)	(0.96	)%(h)	$6,899	—
Year Ended December 31, 2003	$42.26	(0.58)		(18.15)	(18.73)	—	—		—	$23.53	(44.32)%		2.65%		2.64%		(1.78)%		$6,941	—
Year Ended December 31, 2002	$30.84	(0.56)		11.98	11.42	—	—		—	$42.26	37.03%		2.68%		2.68%		(1.40)%		$9,934	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations
(g)	Amount is less than $0.005.
(h)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$13.20	0.20	1.35	1.55	(0.18)	(0.18)	$14.57	11.88	%(d)	1.54%	1.54%	2.98%	$9,842	—
Year Ended July 31, 2007	$17.36	0.54	(3.97)	(3.43)	(0.73)	(0.73)	$13.20	(20.08)%		1.67%	1.53%	3.79%	$18,616	—
January 1, 2006 through July 31, 2006	$17.35	0.31	(0.30)	0.01	—	—	$17.36	0.06	%(d)	1.59%	1.58%	3.24%	$29,637	—
Year Ended December 31, 2005	$21.95	0.33	(4.59)	(4.26)	(0.34)	(0.34)	$17.35	(19.37)%		1.74%	1.68%	1.62%	$11,936	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.13)	(7.92)	(8.05)	—	—	$21.95	(26.83	)%(d)	1.82%	1.82%	(0.49)%	$3,533	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$13.00	0.13	1.34	1.47	(0.04)	(0.04)	$14.43	11.33	%(d)	2.54%	2.54%	1.98%	$3,083	—
Year Ended July 31, 2007	$17.02	0.40	(3.92)	(3.52)	(0.50)	(0.50)	$13.00	(20.88)%		2.67%	2.53%	2.79%	$5,072	—
January 1, 2006 through July 31, 2006	$17.12	0.21	(0.31)	(0.10)	—	—	$17.02	(0.58	)%(d)	2.59%	2.58%	2.24%	$2,452	—
Year Ended December 31, 2005	$21.71	0.13	(4.52)	(4.39)	(0.20)	(0.20)	$17.12	(20.21)%		2.74%	2.68%	0.62%	$1,632	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.39)	(7.90)	(8.29)	—	—	$21.71	(27.63	)%(d)	2.82%	2.82%	(1.49)%	$463	—

UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$13.99	0.21	1.27	1.48	(0.31)	(0.31)	$15.16	10.91	%(d)	1.42%	1.42%	3.11%	$224,749	—
Year Ended July 31, 2007	$17.76	0.54	(3.50)	(2.96)	(0.81)	(0.81)	$13.99	(16.37)%		1.44%	1.44%	3.87%	$273,206	—
January 1, 2006 through July 31, 2006	$19.32	0.34	(1.90)	(1.56)	—	—	$17.76	(8.07	)%(d)	1.43%	1.43%	3.41%	$264,378	—
Year Ended December 31, 2005	$21.78	0.41	(2.42)	(2.01)	(0.45)	(0.45)	$19.32	(9.21)%		1.43%	1.43%	1.83%	$131,805	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.02)	(8.20)	(8.22)	—	—	$21.78	(27.40	)%(d)	1.35%	1.35%	(0.06)%	$15,813	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$14.01	0.15	1.28	1.43	(0.20)	(0.20)	$15.24	10.40	%(d)	2.42%	2.42%	2.11%	$14,916	—
Year Ended July 31, 2007	$17.72	0.40	(3.49)	(3.09)	(0.62)	(0.62)	$14.01	(17.24)%		2.44%	2.44%	2.87%	$17,457	—
January 1, 2006 through July 31, 2006	$19.38	0.24	1.90	(1.66)	—	—	$17.72	(8.57	)%(d)	2.43%	2.43%	2.41%	$28,507	—
Year Ended December 31, 2005	$21.59	0.18	(2.39)	(2.21)	—	—	$19.38	(10.24)%		2.43%	2.43%	0.83%	$3,275	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.31)	(8.10)	(8.41)	—	—	$21.59	(28.03	)%(d)	2.35%	2.35%	(1.06)%	$1,187	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$17.09	0.25	0.96	1.21	(0.72)	—		(0.72)	$17.58	7.53	%(d)	1.62%	1.62%	3.01%	$13,913	—
Year Ended July 31, 2007	$23.23	0.69	(6.09)	(5.40)	(0.74)	—		(0.74)	$17.09	(23.47)%		1.55%	1.55%	3.73%	$17,448	—
January 1, 2006 through July 31, 2006	$25.04	0.43	(2.24)	(1.81)	—	—		—	$23.23	(7.23	)%(d)	1.52%	1.52%	3.17%	$15,295	—
Year Ended December 31, 2005	$25.20	0.44	(0.24)	0.20	(0.36)	—		(0.36)	$25.04	0.82%		1.65%	1.65%	1.68%	$16,498	—
July 22, 2004 through December 31, 2004(e)	$30.00	(0.04)	(4.76)	(4.80)	—	—		—	$25.20	(16.00	)%(d)	2.26%	1.95%	(0.30)%	$2,520	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$16.78	0.17	0.96	1.13	(0.33)	—		(0.33)	$17.58	6.95	%(d)	2.62%	2.62%	2.01%	$1,007	—
Year Ended July 31, 2007	$22.94	0.51	(6.03)	(5.52)	(0.64)	—		(0.64)	$16.78	(24.26)%		2.55%	2.55%	2.73%	$3,347	—
January 1, 2006 through July 31, 2006	$24.88	0.30	(2.24)	(1.94)	—	—		—	$22.94	(7.76	)%(d)	2.52%	2.52%	2.17%	$802	—
Year Ended December 31, 2005	$25.09	0.18	(0.24)	(0.06)	(0.15)	—		(0.15)	$24.88	(0.29)%		2.65%	2.65%	0.68%	$1,112	—
July 22, 2004 through December 31, 2004(e)	$30.00	(0.17)	(4.74)	(4.91)	—	—		—	$25.09	(16.37	)%(d)	3.26%	2.95%	(1.30)%	$546	—

UltraShort NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$11.63	0.17	0.42	0.59	(0.60)	—	(f)	(0.60)	$11.62	6.63	%(d)	1.46%	1.46%	3.24%	$96,664	—
Year Ended July 31, 2007	$18.54	0.54	(6.87)	(6.33)	(0.58)	—		(0.58)	$11.63	(34.58)%		1.41%	1.41%	3.96%	$119,669	—
January 1, 2006 through July 31, 2006	$15.30	0.30	2.94	3.24	—	—		—	$18.54	21.18	%(d)	1.38%	1.38%	3.25%	$222,887	—
Year Ended December 31, 2005	$15.83	0.31	(0.50)	(0.19)	(0.28)	(0.06)		(0.34)	$15.30	(1.18)%		1.39%	1.39%	1.75%	$180,687	—
Year Ended December 31, 2004	$20.92	(0.03)	(5.06)	(5.09)	—	—		—	$15.83	(24.33)%		1.41%	1.41%	(0.13)%	$119,685	—
Year Ended December 31, 2003	$56.25	(0.18)	(35.15)	(35.33)	— (f)	—		— (f)	$20.92	(62.80)%		1.65%	1.65%	(0.57)%	$118,811	—
Year Ended December 31, 2002	$39.15	(0.11)	19.07	18.96	(1.86)	—		(1.86)	$56.25	48.56%		1.84%	1.84%	(0.19)%	$110,437	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$12.09	0.11	0.51	0.62	(0.35)	—	(f)	(0.35)	$12.36	6.03	%(d)	2.46%	2.46%	2.24%	$3,703	—
Year Ended July 31, 2007	$19.17	0.39	(7.08)	(6.69)	(0.39)	—		(0.39)	$12.09	(35.17)%		2.41%	2.41%	2.96%	$3,226	—
January 1, 2006 through July 31, 2006	$15.91	0.20	3.06	3.26	—	—		—	$19.17	20.49	%(d)	2.38%	2.38%	2.25%	$10,108	—
Year Ended December 31, 2005	$16.43	0.12	(0.48)	(0.36)	(0.13)	(0.03)		(0.16)	$15.91	(2.19)%		2.39%	2.39%	0.75%	$6,847	—
Year Ended December 31, 2004	$21.92	(0.24)	(5.25)	(5.49)	—	—		—	$16.43	(25.05)%		2.39%	2.39%	(1.11)%	$4,280	—
Year Ended December 31, 2003	$59.49	(0.50)	(37.07)	(37.57)	—	—		—	$21.92	(63.15)%		2.65%	2.65%	(1.57)%	$9,590	—
Year Ended December 31, 2002	$41.04	(0.66)	20.09	19.43	(0.98)	—		(0.98)	$59.49	47.41%		2.76%	2.76%	(1.10)%	$5,290	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$21.88	0.34	1.79 (d)	2.13	(0.88)	(0.88)	$23.13	10.47	%(e)	1.65%	1.65%	3.18%	$34,941	—
Year Ended July 31, 2007	$30.58	1.01	(9.26)	(8.25)	(0.45)	(0.45)	$21.88	(27.12)%		1.52%	1.52%	3.89%	$25,156	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.37	0.21	0.58	—	—	$30.58	1.93	%(e)	1.50%	1.50%	3.96%	$24,629	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$22.00	0.23	1.82 (d)	2.05	(0.79)	(0.79)	$23.26	9.89	%(e)	2.65%	2.65%	2.18%	$2,540	—
Year Ended July 31, 2007	$30.46	0.78	(9.24)	(8.46)	—	—	$22.00	(27.77)%		2.52%	2.52%	2.89%	$404	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.27	0.19	0.46	—	—	$30.46	1.53	%(e)	2.50%	2.50%	2.96%	$47	—

UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$13.51	0.19	(4.73)	(4.54)	(0.61)	(0.61)	$8.36	(32.82	)%(e)	1.51%	1.51%	3.67%	$36,693	—
Year Ended July 31, 2007	$31.85	0.80	(18.17)	(17.37)	(0.97)	(0.97)	$13.51	(55.55)%		1.49%	1.49%	4.17%	$80,862	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.43	1.42	1.85	—	—	$31.85	6.17	%(e)	1.50%	1.50%	4.15%	$36,733	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$13.53	0.14	(4.73)	(4.59)	(0.55)	(0.55)	$8.39	(33.24	)%(e)	2.51%	2.51%	2.67%	$4,831	—
Year Ended July 31, 2007	$31.74	0.59	(18.13)	(17.54)	(0.67)	(0.67)	$13.53	(55.97)%		2.49%	2.49%	3.17%	$1,505	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.32	1.42	1.74	—	—	$31.74	5.80	%(e)	2.50%	2.50%	3.15%	$1,938	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Latin America ProFund
Investor Class
October 16, 2007 through January 31, 2008 (unaudited)(d)	$30.00	0.19	(5.43)	(5.24)	(0.09)	(0.09)	$24.67	(17.44	)%(e)	2.31%	1.96%	2.53%	$2,577	—
Service Class
October 16, 2007 through January 31, 2008 (unaudited)(d)	$30.00	0.11	(5.41)	(5.30)	(0.08)	(0.08)	$24.62	(17.62	)%(e)	3.31%	2.96%	1.53%	$15	—

UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$26.89	0.42	12.43	12.85	(0.70)	(0.70)	$39.04	48.52	%(e)	1.87%	1.76%	2.57%	$40,324	—
Year Ended July 31, 2007	$34.95	0.92	(8.22)	(7.30)	(0.76)	(0.76)	$26.89	(20.90)%		1.95%	1.95%	3.31%	$6,085	—
March 29, 2006 through July 31, 2006(d)	$30.00	0.33	4.62	4.95	—	—	$34.95	16.50	%(e)	2.60%	1.95%	2.83%	$4,865	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$27.26	0.25	12.65	12.90	(0.46)	(0.46)	$39.70	47.79	%(e)	2.87%	2.76%	1.57%	$2,289	—
Year Ended July 31, 2007	$34.84	0.61	(8.19)	(7.58)	—	—	$27.26	(21.76)%		2.95%	2.95%	2.31%	$252	—
March 29, 2006 through July 31, 2006(d)	$30.00	0.21	4.63	4.84	—	—	$34.84	16.13	%(e)	3.60%	2.95%	1.83%	$336	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$36.99	0.64	(7.86)	(7.22)	(0.27)	—	(0.27)	$29.50	(19.46	)%(d)	2.04%	1.55%	4.21%	$11,110	693	%(d)
Year Ended July 31, 2007	$42.01	1.00	(5.34)	(4.34)	(0.68)	—	(0.68)	$36.99	(10.64)%		1.93%	1.57%	2.30%	$2,811	636%
January 1, 2006 through July 31, 2006	$38.34	0.45	3.22	3.67	—	—	—	$42.01	9.57	%(d)	2.10%	1.58%	1.95%	$5,853	879	%(d)
Year Ended December 31, 2005	$39.39	0.74	(1.47)	(0.73)	(0.32)	—	(0.32)	$38.34	(1.85)%		2.40%	1.68%	1.97%	$6,176	1,038%
Year Ended December 31, 2004	$33.91	0.36	5.53	5.89	(0.41)	—	(0.41)	$39.39	17.36%		1.95%	1.95%	1.01%	$5,063	819%
Year Ended December 31, 2003	$24.57	0.17	10.66	10.83	(0.12)	(1.37)	(1.49)	$33.91	46.23%		4.63%	1.95%	0.59%	$1,417	1,869%
Year Ended December 31, 2002	$28.75	0.13	(3.18)	(3.05)	(1.13)	—	(1.13)	$24.57	(10.56)%		3.03%	1.95%	0.44%	$685	2,674%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$37.70	0.49	(7.99)	(7.50)	(0.12)	—	(0.12)	$30.08	(19.87	)%(d)	3.04%	2.55%	3.21%	$2,285	693	%(d)
Year Ended July 31, 2007	$42.67	0.56	(5.47)	(4.91)	(0.06)	—	(0.06)	$37.70	(11.54)%		2.93%	2.57%	1.30%	$422	636%
January 1, 2006 through July 31, 2006	$39.16	0.22	3.29	3.51	—	—	—	$42.67	8.96	%(d)	3.10%	2.58%	0.95%	$1,834	879	%(d)
Year Ended December 31, 2005	$40.38	0.36	(1.52)	(1.16)	(0.06)	—	(0.06)	$39.16	(2.87)%		3.40%	2.68%	0.97%	$1,046	1,038%
Year Ended December 31, 2004	$35.12	(0.01)	5.68	5.67	(0.41)	—	(0.41)	$40.38	16.14%		2.95%	2.95%	0.01%	$2,203	819%
Year Ended December 31, 2003	$25.52	(0.14)	11.12	10.98	(0.01)	(1.37)	(1.38)	$35.12	45.04%		5.63%	2.95%	(0.41)%	$1,097	1,869%
Year Ended December 31, 2002	$28.76	(0.21)	(3.03)	(3.24)	—	—	—	$25.52	(11.27)%		5.94%	2.93%	(0.73)%	$39	2,674%
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$55.39	0.35	3.96 (e)	4.31	(0.55)	—	(0.55)	$59.15	7.70	%(d)	1.52%	1.52%	1.16%	$49,751	154	%(d)
Year Ended July 31, 2007	$39.89	0.69	16.01	16.70	(1.20)	—	(1.20)	$55.39	42.52%		1.53%	1.53%	1.35%	$47,109	530%
January 1, 2006 through July 31, 2006	$38.58	0.45	0.86	1.31	—	—	—	$39.89	3.40	%(d)	1.49%	1.49%	1.81%	$13,351	282	%(d)
Year Ended December 31, 2005	$38.01	0.29	0.32	0.61	(0.04)	—	(0.04)	$38.58	1.61%		1.68%	1.68%	0.79%	$45,056	677%
Year Ended December 31, 2004	$33.21	(0.06)	4.86	4.80	—	—	—	$38.01	14.45%		1.87%	1.87%	(0.18)%	$10,727	723%
Year Ended December 31, 2003	$22.53	0.11	10.59	10.70	(0.02)	—	(0.02)	$33.21	47.49%		2.24%	1.95%	0.40%	$35,985	1,521%
Year Ended December 31, 2002	$28.58	0.07	(6.12)	(6.05)	—	—	—	$22.53	(21.17)%		3.61%	1.94%	0.25%	$759	10,105%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$54.44	0.05	3.85 (e)	3.90	— (f)	—	— (f)	$58.34	7.16	%(d)	2.52%	2.52%	0.16%	$5,424	154	%(d)
Year Ended July 31, 2007	$38.84	0.19	15.71	15.90	(0.30)	—	(0.30)	$54.44	41.10%		2.53%	2.53%	0.35%	$6,321	530%
January 1, 2006 through July 31, 2006	$37.78	0.20	0.86	1.06	—	—	—	$38.84	2.81	%(d)	2.49%	2.49%	0.81%	$1,870	282	%(d)
Year Ended December 31, 2005	$37.52	(0.08)	0.34	0.26	—	—	—	$37.78	0.69%		2.68%	2.68%	(0.21)%	$1,222	677%
Year Ended December 31, 2004	$33.11	(0.39)	4.80	4.41	—	—	—	$37.52	13.32%		2.87%	2.87%	(1.18)%	$1,278	723%
Year Ended December 31, 2003	$22.63	(0.16)	10.64	10.48	—	—	—	$33.11	46.31%		3.24%	2.95%	(0.60)%	$8,210	1,521%
Year Ended December 31, 2002	$28.95	(0.40)	(5.92)	(6.32)	—	—	—	$22.63	(21.83)%		4.48%	2.95%	(1.45)%	$15	10,105%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$51.15	(0.11)	0.49 (d)	0.38	—	—	$51.53	0.74	%(e)	1.54%	1.54%	(0.40)%	$32,518	216	%(e)
Year Ended July 31, 2007	$52.17	(0.13)	(0.89)	(1.02)	—	—	$51.15	(1.96)%		1.56%	1.56%	(0.24)%	$23,912	396%
January 1, 2006 through July 31, 2006	$58.85	(0.13)	(6.55)	(6.68)	—	—	$52.17	(11.35	)%(e)	1.58%	1.58%	(0.40)%	$20,889	255	%(e)
Year Ended December 31, 2005	$46.23	(0.38)	13.00	12.62	—	—	$58.85	27.30%		1.58%	1.58%	(0.73)%	$46,266	724%
Year Ended December 31, 2004	$39.75	(0.62)	7.10	6.48	—	—	$46.23	16.30%		1.88%	1.88%	(1.49)%	$26,386	562%
Year Ended December 31, 2003	$24.58	(0.56)	15.73	15.17	—	—	$39.75	61.72%		1.93%	1.92%	(1.59)%	$8,175	2,288%
Year Ended December 31, 2002	$53.06	(0.44)	(28.04)	(28.48)	—	—	$24.58	(53.68)%		2.65%	1.95%	(1.48)%	$3,134	2,527%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$47.77	(0.37)	0.49 (d)	0.12	—	—	$47.89	0.25	%(e)	2.54%	2.54%	(1.40)%	$3,654	216	%(e)
Year Ended July 31, 2007	$49.21	(0.64)	(0.80)	(1.44)	—	—	$47.77	(2.93)%		2.56%	2.56%	(1.24)%	$685	396%
January 1, 2006 through July 31, 2006	$55.84	(0.43)	(6.20)	(6.63)	—	—	$49.21	(11.87	)%(e)	2.58%	2.58%	(1.40)%	$6,144	255	%(e)
Year Ended December 31, 2005	$44.32	(0.88)	12.40	11.52	—	—	$55.84	25.99%		2.58%	2.58%	(1.73)%	$7,006	724%
Year Ended December 31, 2004	$38.46	(1.02)	6.88	5.86	—	—	$44.32	15.24%		2.86%	2.86%	(2.47)%	$4,999	562%
Year Ended December 31, 2003	$24.01	(0.90)	15.35	14.45	—	—	$38.46	60.18%		2.93%	2.92%	(2.59)%	$1,484	2,288%
Year Ended December 31, 2002	$52.39	(0.74)	(27.64)	(28.38)	—	—	$24.01	(54.17)%		3.89%	2.92%	(2.42)%	$405	2,527%

Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$38.00	0.31	(0.76)	(0.45)	(0.19)	(0.19)	$37.36	(1.24	)%(e)	1.82%	1.55%	1.52%	$1,727	381	%(e)
Year Ended July 31, 2007	$33.45	0.56	4.55	5.11	(0.56)	(0.56)	$38.00	15.28%		2.22%	1.56%	1.49%	$2,272	1,221%
January 1, 2006 through July 31, 2006	$32.95	0.27	0.23	0.50	—	—	$33.45	1.52	%(e)	2.68%	1.58%	1.39%	$2,399	662	%(e)
Year Ended December 31, 2005	$33.91	0.23	(0.84)	(0.61)	(0.35)	(0.35)	$32.95	(1.80)%		2.61%	1.68%	0.68%	$1,484	754%
January 30, 2004 through December 31, 2004(f)	$30.00	0.18	3.85	4.03	(0.12)	(0.12)	$33.91	13.42	%(e)	2.48%	1.95%	0.62%	$6,253	1,505	%(e)
Service Class
Six Months Ended January 31, 2008 (unaudited)	$37.63	0.11	(0.74)	(0.63)	—	—	$37.00	(1.73	)%(e)	2.82%	2.55%	0.52%	$240	381	%(e)
Year Ended July 31, 2007	$32.98	0.20	4.45	4.65	—	—	$37.63	14.13%		3.22%	2.56%	0.49%	$221	1,221%
January 1, 2006 through July 31, 2006	$32.66	0.08	0.24	0.32	—	—	$32.98	0.98	%(e)	3.68%	2.58%	0.39%	$837	662	%(e)
Year Ended December 31, 2005	$33.61	(0.11)	(0.84)	(0.95)	—	—	$32.66	(2.83)%		3.61%	2.68%	(0.32)%	$79	754%
January 30, 2004 through December 31, 2004(f)	$30.00	(0.11)	3.84	3.73	(0.12)	(0.12)	$33.61	12.42	%(e)	3.48%	2.95%	(0.38)%	$283	1,505	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$32.54	0.17		(5.11)		(4.94)	(0.47)	—	(0.47)	$27.13	(15.25	)%(d)	3.54%	1.55%	1.15%	$2,049	893	%(d)
Year Ended July 31, 2007	$28.91	0.14		4.88		5.02	(0.06)	(1.33)	(1.39)	$32.54	17.10%		2.48%	1.56%	0.41%	$741	1,138%
January 1, 2006 through July 31, 2006	$31.00	0.05		(2.14)		(2.09)	—	—	—	$28.91	(6.74	)%(d)	5.32%	1.58%	0.29%	$464	861	%(d)
Year Ended December 31, 2005	$33.90	(0.16)		(2.74)		(2.90)	—	—	—	$31.00	(8.55)%		6.20%	1.68%	(0.49)%	$357	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.24)		4.14		3.90	—	—	—	$33.90	13.00	%(d)	5.86%	1.95%	(0.83)%	$2,332	2,929	%(d)
Service Class
Six Months Ended January 31, 2008 (unaudited)	$31.53	0.02		(4.95)		(4.93)	(0.14)	—	(0.14)	$26.46	(15.67	)%(d)	4.54%	2.55%	0.15%	$408	893	%(d)
Year Ended July 31, 2007	$28.26	(0.19	)(f)	4.79		4.60	—	(1.33)	(1.33)	$31.53	16.00%		3.48%	2.56%	(0.59)%	$137	1,138%
January 1, 2006 through July 31, 2006	$30.46	(0.13)		(2.07)		(2.20)	—	—	—	$28.26	(7.22	)%(d)	6.32%	2.58%	(0.71)%	$697	861	%(d)
Year Ended December 31, 2005	$33.62	(0.47)		(2.69)		(3.16)	—	—	—	$30.46	(9.40)%		7.20%	2.68%	(1.49)%	$42	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.52)		4.14		3.62	—	—	—	$33.62	12.07	%(d)	6.86%	2.95%	(1.83)%	$175	2,929	%(d)

Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$28.31	0.23		(5.58)		(5.35)	(0.34)	—	(0.34)	$22.62	(18.90	)%(d)	1.86%	1.83%	1.78%	$14,296	393	%(d)
Year Ended July 31, 2007	$28.93	0.47		(0.73	)(f)	(0.26)	(0.36)	—	(0.36)	$28.31	(1.11)%		1.68%	1.68%	1.45%	$4,574	479%
January 1, 2006 through July 31, 2006	$27.26	0.25		1.42		1.67	—	—	—	$28.93	6.13	%(d)	1.53%	1.53%	1.53%	$6,066	91	%(d)
Year Ended December 31, 2005	$26.09	0.35		0.88		1.23	(0.06)	—	(0.06)	$27.26	4.72%		1.78%	1.68%	1.33%	$49,964	652%
Year Ended December 31, 2004	$22.73	0.06		3.32		3.38	(0.02)	—	(0.02)	$26.09	14.86%		1.94%	1.94%	0.26%	$5,658	914%
Year Ended December 31, 2003	$15.84	0.05		6.84		6.89	—	—	—	$22.73	43.50%		2.27%	1.95%	0.25%	$3,122	2,340%
Year Ended December 31, 2002	$21.10	0.03		(5.28)		(5.25)	(0.01)	—	(0.01)	$15.84	(24.88)%		2.65%	1.95%	0.15%	$2,288	2,267%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$26.73	0.10		(5.25)		(5.15)	(0.19)	—	(0.19)	$21.39	(19.28	)%(d)	2.86%	2.83%	0.78%	$1,529	393	%(d)
Year Ended July 31, 2007	$27.40	0.17		(0.72	)(f)	(0.55)	(0.12)	—	(0.12)	$26.73	(2.07)%		2.68%	2.68%	0.45%	$1,902	479%
January 1, 2006 through July 31, 2006	$25.97	0.09		1.34		1.43	—	—	—	$27.40	5.51	%(d)	2.53%	2.53%	0.53%	$1,021	91	%(d)
Year Ended December 31, 2005	$25.05	0.10		0.82		0.92	—	—	—	$25.97	3.67%		2.78%	2.68%	0.33%	$4,306	652%
Year Ended December 31, 2004	$22.04	(0.16)		3.19		3.03	(0.02)	—	(0.02)	$25.05	13.74%		2.90%	2.90%	(0.70)%	$1,617	914%
Year Ended December 31, 2003	$15.50	(0.14)		6.68		6.54	—	—	—	$22.04	42.19%		3.27%	2.95%	(0.75)%	$2,646	2,340%
Year Ended December 31, 2002	$20.82	(0.21)		(5.11)		(5.32)	—	—	—	$15.50	(25.55)%		3.40%	2.89%	(1.11)%	$205	2,267%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$15.92	0.05		(0.27)	(0.22)	(0.08)	(0.08)	$15.62	(1.43	)%(d)	1.55%	1.55%	0.61%	$15,778	378	%(d)
Year Ended July 31, 2007	$14.99	0.16		0.84	1.00	(0.07)	(0.07)	$15.92	6.67%		1.63%	1.56%	0.96%	$8,710	466%
January 1, 2006 through July 31, 2006	$15.26	0.05		(0.32)	(0.27)	—	—	$14.99	(1.77	)%(d)	1.75%	1.58%	0.57%	$15,616	201	%(d)
Year Ended December 31, 2005	$14.18	0.02		1.06	1.08	—	—	$15.26	7.62%		1.68%	1.68%	0.15%	$11,504	636%
Year Ended December 31, 2004	$13.90	(0.09)		0.37	0.28	—	—	$14.18	2.01%		1.97%	1.95%	(0.61)%	$11,525	1,198%
Year Ended December 31, 2003	$11.09	(0.09)		2.90	2.81	—	—	$13.90	25.34%		3.54%	1.95%	(0.77)%	$5,120	1,904%
Year Ended December 31, 2002	$17.17	(0.07)		(6.01)	(6.08)	—	—	$11.09	(35.41)%		3.23%	1.95%	(0.59)%	$2,113	1,884%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$14.96	(0.03	)(e)	(0.26)	(0.29)	—	—	$14.67	(1.94	)%(d)	2.55%	2.55%	(0.39)%	$3,099	378	%(d)
Year Ended July 31, 2007	$14.16	—	(f)	0.81	0.81	(0.01)	(0.01)	$14.96	5.69%		2.63%	2.56%	(0.04)%	$4,595	466%
January 1, 2006 through July 31, 2006	$14.50	(0.03)		(0.31)	(0.34)	—	—	$14.16	(2.34	)%(d)	2.75%	2.58%	(0.43)%	$3,326	201	%(d)
Year Ended December 31, 2005	$13.58	(0.12)		1.04	0.92	—	—	$14.50	6.77%		2.68%	2.68%	(0.85)%	$7,811	636%
Year Ended December 31, 2004	$13.44	(0.23)		0.37	0.14	—	—	$13.58	1.04%		2.97%	2.95%	(1.61)%	$1,457	1,198%
Year Ended December 31, 2003	$10.81	(0.21)		2.84	2.63	—	—	$13.44	24.33%		4.54%	2.95%	(1.77)%	$424	1,904%
Year Ended December 31, 2002	$16.93	(0.20)		(5.92)	(6.12)	—	—	$10.81	(36.15)%		4.83%	2.95%	(1.52)%	$105	1,884%

Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$48.21	0.23		(5.24)	(5.01)	(0.79)	(0.79)	$42.41	(10.56	)%(d)	1.69%	1.55%	0.94%	$3,667	109	%(d)
Year Ended July 31, 2007	$35.96	0.34		12.20	12.54	(0.29)	(0.29)	$48.21	34.99%		2.12%	1.56%	0.75%	$21,001	900%
January 1, 2006 through July 31, 2006	$36.45	0.16		(0.65)	(0.49)	—	—	$35.96	(1.34	)%(d)	2.44%	1.58%	0.71%	$1,777	665	%(d)
Year Ended December 31, 2005	$35.79	0.06		0.62	0.68	(0.02)	(0.02)	$36.45	1.89%		5.43%	1.68%	0.19%	$2,249	974%
January 30, 2004 through December 31, 2004(g)	$30.00	(0.12)		5.91	5.79	—	—	$35.79	19.30	%(d)	1.83%	1.83%	(0.43)%	$2,713	1,419	%(d)
Service Class
Six Months Ended January 31, 2008 (unaudited)	$46.85	(0.01	)(e)	(5.13)	(5.14)	—	—	$41.71	(10.95	)%(d)	2.69%	2.55%	(0.06)%	$197	109	%(d)
Year Ended July 31, 2007	$35.04	(0.09	)(e)	11.90	11.81	—	—	$46.85	33.70%		3.12%	2.56%	(0.25)%	$1,740	900%
January 1, 2006 through July 31, 2006	$35.74	(0.07)		(0.63)	(0.70)	—	—	$35.04	(1.96	)%(d)	3.44%	2.58%	(0.29)%	$695	665	%(d)
Year Ended December 31, 2005	$35.46	(0.27)		0.55	0.28	—	—	$35.74	0.79%		6.43%	2.68%	(0.81)%	$99	974%
January 30, 2004 through December 31, 2004(g)	$30.00	(0.41)		5.87	5.46	—	—	$35.46	18.20	%(d)	2.83%	2.83%	(1.43)%	$70	1,419	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005
(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$91.63	(0.02)		(10.88)	(10.90)	—	—	—	$80.73	(11.90	)%(d)	1.64%	1.64%	(0.04)%	$11,990	171	%(d)
Year Ended July 31, 2007	$68.43	(0.12)		24.46	24.34	(1.14)	—	(1.14)	$91.63	35.68%		1.53%	1.53%	(0.13)%	$18,799	468%
January 1, 2006 through July 31, 2006	$87.78	1.02		(20.37)	(19.35)	—	—	—	$68.43	(22.04	)%(d)	1.51%	1.51%	2.06%	$16,902	215	%(d)
Year Ended December 31, 2005	$80.29	(0.51)		8.00	7.49	—	—	—	$87.78	9.33%		1.52%	1.52%	(0.70)%	$55,133	568%
Year Ended December 31, 2004	$61.44	(0.79)		19.64	18.85	—	—	—	$80.29	30.68%		1.54%	1.54%	(1.21)%	$99,944	614%
Year Ended December 31, 2003	$26.84	(0.74)		35.34	34.60	—	—	—	$61.44	128.91%		1.74%	1.73%	(1.50)%	$31,165	932%
Year Ended December 31, 2002	$64.32	(0.46)		(37.02)	(37.48)	—	—	—	$26.84	(58.27)%		2.24%	1.95%	(1.54)%	$5,357	1,867%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$85.35	(0.47)		(10.06)	(10.53)	—	—	—	$74.82	(12.34	)%(d)	2.64%	2.64%	(1.04)%	$686	171	%(d)
Year Ended July 31, 2007	$63.75	(0.94)		22.80	21.86	(0.26)	—	(0.26)	$85.35	34.32%		2.53%	2.53%	(1.13)%	$1,097	468%
January 1, 2006 through July 31, 2006	$82.26	0.55		(19.06)	(18.51)	—	—	—	$63.75	(22.50	)%(d)	2.51%	2.51%	1.06%	$1,192	215	%(d)
Year Ended December 31, 2005	$75.98	(1.23)		7.51	6.28	—	—	—	$82.26	8.27%		2.52%	2.52%	(1.70)%	$4,618	568%
Year Ended December 31, 2004	$58.72	(1.43)		18.69	17.26	—	—	—	$75.98	29.39%		2.54%	2.54%	(2.21)%	$21,363	614%
Year Ended December 31, 2003	$25.90	(1.21)		34.03	32.82	—	—	—	$58.72	126.72%		2.74%	2.73%	(2.50)%	$3,741	932%
Year Ended December 31, 2002	$62.37	(0.80)		(35.67)	(36.47)	—	—	—	$25.90	(58.47)%		3.04%	2.90%	(2.47)%	$765	1,867%

Mobile Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$22.65	0.02		(12.57)	(12.55)	(0.06)	—	(0.06)	$10.04	(55.49	)%(d)	1.64%	1.56%	0.28%	$3,257	501	%(d)
Year Ended July 31, 2007	$18.87	0.04		3.75 (e)	3.79	(0.01)	—	(0.01)	$22.65	20.09%		1.56%	1.56%	0.20%	$17,526	731%
January 1, 2006 through July 31, 2006	$19.59	0.02		(0.74)	(0.72)	—	—	—	$18.87	(3.72	)%(d)	1.56%	1.56%	0.19%	$12,587	317	%(d)
Year Ended December 31, 2005	$18.07	0.04		1.81	1.85	—	(0.33)	(0.33)	$19.59	10.26%		1.50%	1.50%	0.23%	$20,352	520%
Year Ended December 31, 2004	$10.83	(0.12)		7.36	7.24	—	—	—	$18.07	66.85%		1.64%	1.64%	(0.80)%	$67,289	645%
Year Ended December 31, 2003	$6.54	(0.09)		4.38	4.29	—	—	—	$10.83	65.60%		2.15%	1.94%	(1.16)%	$9,170	2,818%
Year Ended December 31, 2002	$33.32	(0.06)		(26.72)	(26.78)	—	—	—	$6.54	(80.37)%		2.30%	1.95%	(0.75)%	$3,448	3,129%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$20.94	(0.06	)(e)	(11.61)	(11.67)	—	—	—	$9.27	(55.71	)%(d)	2.64%	2.56%	(0.72)%	$412	501	%(d)
Year Ended July 31, 2007	$17.61	(0.14	)(e)	3.47 (e)	3.33	—	—	—	$20.94	18.85%		2.56%	2.56%	(0.80)%	$1,116	731%
January 1, 2006 through July 31, 2006	$18.39	(0.09)		(0.69)	(0.78)	—	—	—	$17.61	(4.24	)%(d)	2.56%	2.56%	(0.81)%	$2,015	317	%(d)
Year Ended December 31, 2005	$17.14	(0.14)		1.72	1.58	—	(0.33)	(0.33)	$18.39	9.18%		2.50%	2.50%	(0.77)%	$2,935	520%
Year Ended December 31, 2004	$10.38	(0.26)		7.02	6.76	—	—	—	$17.14	65.13%		2.63%	2.63%	(1.79)%	$12,491	645%
Year Ended December 31, 2003	$6.37	(0.17)		4.18	4.01	—	—	—	$10.38	62.95%		3.15%	2.94%	(2.16)%	$566	2,818%
Year Ended December 31, 2002	$32.69	(0.11)		(26.21)	(26.32)	—	—	—	$6.37	(80.51)%		3.26%	2.90%	(1.34)%	$250	3,129%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains or losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$51.96	0.17		(0.73)	(0.56)	(0.08)	(1.60)	(1.68)	$49.72	(1.44	)%(d)	1.50%	1.50%	0.61%	$127,621	71	%(d)
Year Ended July 31, 2007	$40.72	0.39		10.92	11.31	(0.07)	—	(0.07)	$51.96	27.82%		1.45%	1.45%	0.91%	$182,861	265%
January 1, 2006 through July 31, 2006	$32.74	0.17		7.81	7.98	—	—	—	$40.72	24.37	%(d)	1.42%	1.42%	0.80%	$145,885	230	%(d)
Year Ended December 31, 2005	$22.41	0.14		10.19	10.33	—	—	—	$32.74	46.10%		1.43%	1.43%	0.45%	$115,214	352%
Year Ended December 31, 2004	$15.66	—	(e)	7.20	7.20	—	(0.45)	(0.45)	$22.41	45.98%		1.64%	1.64%	(0.03)%	$44,530	634%
Year Ended December 31, 2003	$11.80	(0.02)		3.88	3.86	—	—	—	$15.66	32.71%		2.09%	1.94%	(0.12)%	$37,753	2,032%
Year Ended December 31, 2002	$15.90	(0.03)		(4.07)	(4.10)	—	—	—	$11.80	(25.79)%		2.66%	1.95%	(0.21)%	$3,330	2,399%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$48.54	(0.09	)(f)	(0.68)	(0.77)	—	(1.60)	(1.60)	$46.17	(1.95	)%(d)	2.50%	2.50%	(0.39)%	$10,699	71	%(d)
Year Ended July 31, 2007	$38.34	—	(e)	10.20	10.20	—	—	—	$48.54	26.60%		2.45%	2.45%	(0.09)%	$14,588	265%
January 1, 2006 through July 31, 2006	$31.01	(0.03)		7.36	7.33	—	—	—	$38.34	23.64	%(d)	2.42%	2.42%	(0.20)%	$19,980	230	%(d)
Year Ended December 31, 2005	$21.43	(0.15)		9.73	9.58	—	—	—	$31.01	44.70%		2.43%	2.43%	(0.55)%	$13,899	352%
Year Ended December 31, 2004	$15.13	(0.18)		6.93	6.75	—	(0.45)	(0.45)	$21.43	44.61%		2.64%	2.64%	(1.03)%	$10,932	634%
Year Ended December 31, 2003	$11.52	(0.14)		3.75	3.61	—	—	—	$15.13	31.34%		3.09%	2.94%	(1.12)%	$3,956	2,032%
Year Ended December 31, 2002	$15.65	(0.21)		(3.92)	(4.13)	—	—	—	$11.52	(26.39)%		3.26%	2.93%	(1.37)%	$263	2,399%
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$38.89	0.03		(6.20)	(6.17)	(0.01)	(0.76)	(0.77)	$31.95	(16.20	)%(d)	1.48%	1.48%	0.14%	$20,725	216	%(d)
Year Ended July 31, 2007	$29.65	0.04	(f)	9.27	9.31	(0.07)	—	(0.07)	$38.89	31.49%		1.64%	1.64%	0.12%	$51,490	943%
June 5, 2006 through July 31, 2006(g)	$30.00	(0.01)		(0.34)	(0.35)	—	—	—	$29.65	(1.17	)%(d)	2.85%	1.95%	(0.31)%	$4,664	160	%(d)
Service Class
Six Months Ended January 31, 2008 (unaudited)	$38.52	(0.17	)(f)	(6.12)	(6.29)	—	(0.76)	(0.76)	$31.47	(16.66	)%(d)	2.48%	2.48%	(0.86)%	$1,480	216	%(d)
Year Ended July 31, 2007	$29.61	(0.26)		9.17	8.91	—	—	—	$38.52	30.09%		2.64%	2.64%	(0.88)%	$5,868	943%
June 5, 2006 through July 31, 2006(g)	$30.00	(0.06)		(0.33)	(0.39)	—	—	—	$29.61	(1.30	)%(d)	3.85%	2.95%	(1.31)%	$959	160	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$9.94	0.10	(0.64)	(0.54)	(0.35)	—	(0.35)	$9.05	(5.88	)%(d)	1.68%	1.55%	1.84%	$4,765	224	%(d)
Year Ended July 31, 2007	$9.95	0.19	0.01	0.20	(0.21)	—	(0.21)	$9.94	1.87%		1.59%	1.56%	1.78%	$7,513	489%
January 1, 2006 through July 31, 2006	$9.02	0.09	0.84	0.93	—	—	—	$9.95	10.30	%(d)	1.61%	1.49%	1.58%	$24,395	339	%(d)
Year Ended December 31, 2005	$9.77	0.11	(0.81)	(0.70)	(0.05)	—	(0.05)	$9.02	(7.06)%		1.68%	1.68%	1.27%	$14,175	576%
Year Ended December 31, 2004	$11.61	— (e)	(1.84)	(1.84)	—	—	—	$9.77	(15.85)%		1.90%	1.90%	0.02%	$14,459	607%
Year Ended December 31, 2003	$10.77	(0.05)	0.89	0.84	—	—	—	$11.61	7.80%		2.20%	1.95%	(0.50)%	$8,229	4,437%
Year Ended December 31, 2002	$16.54	(0.02)	(5.75)	(5.77)	—	—	—	$10.77	(34.89)%		3.11%	1.95%	(0.18)%	$2,342	2,548%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$9.49	0.05	(0.63)	(0.58)	(0.15)	—	(0.15)	$8.76	(6.30	)%(d)	2.68%	2.55%	0.84%	$283	224	%(d)
Year Ended July 31, 2007	$9.48	0.09	— (e)	0.09	(0.08)	—	(0.08)	$9.49	0.86%		2.59%	2.56%	0.78%	$603	489%
January 1, 2006 through July 31, 2006	$8.64	0.03	0.81	0.84	—	—	—	$9.48	9.72	%(d)	2.61%	2.49%	0.58%	$4,720	339	%(d)
Year Ended December 31, 2005	$9.39	0.03	(0.78)	(0.75)	—	—	—	$8.64	(8.09)%		2.68%	2.68%	0.27%	$1,817	576%
Year Ended December 31, 2004	$11.28	(0.11)	(1.78)	(1.89)	—	—	—	$9.39	(16.67)%		2.90%	2.90%	(0.98)%	$675	607%
Year Ended December 31, 2003	$10.54	(0.16)	0.90	0.74	—	—	—	$11.28	7.02%		3.20%	2.95%	(1.50)%	$892	4,437%
Year Ended December 31, 2002	$16.29	(0.05)	(5.70)	(5.75)	—	—	—	$10.54	(35.30)%		3.38%	2.91%	(0.44)%	$221	2,548%

Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$43.35	0.85	11.80	12.65	(0.43)	(3.55)	(3.98)	$52.02	30.92	%(d)	1.40%	1.40%	3.47%	$133,669	—
Year Ended July 31, 2007	$45.10	1.62	(1.08)	0.54	(2.29)	—	(2.29)	$43.35	1.47%		1.36%	1.36%	4.04%	$90,037	—
January 1, 2006 through July 31, 2006	$41.47	0.96	2.67	3.63	—	—	—	$45.10	8.75	%(d)	1.36%	1.36%	3.59%	$132,144	—
Year Ended December 31, 2005	$29.99	0.57	10.91	11.48	—	—	—	$41.47	38.28%		1.44%	1.44%	1.90%	$112,978	—
Year Ended December 31, 2004	$36.13	(0.02)	(6.12)	(6.14)	—	—	—	$29.99	(16.99)%		1.46%	1.46%	(0.08)%	$46,862	—
Year Ended December 31, 2003	$22.77	(0.18)	13.54	13.36	—	—	—	$36.13	58.67%		1.69%	1.68%	(0.67)%	$54,157	—
June 3, 2002 through December 31, 2002(f)	$30.00	(0.06)	(7.17)	(7.23)	—	—	—	$22.77	(24.10	)%(d)	2.56%	1.93%	(0.51)%	$22,686	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$41.75	0.63	11.32	11.95	—	(3.55)	(3.55)	$50.15	30.30	%(d)	2.40%	2.40%	2.47%	$19,731	—
Year Ended July 31, 2007	$43.36	1.23	(1.10)	0.13	(1.74)	—	(1.74)	$41.75	0.48%		2.36%	2.36%	3.04%	$88,210	—
January 1, 2006 through July 31, 2006	$40.10	0.70	2.56	3.26	—	—	—	$43.36	8.13	%(d)	2.36%	2.36%	2.59%	$71,638	—
Year Ended December 31, 2005	$29.28	0.26	10.56	10.82	—	—	—	$40.10	36.95%		2.44%	2.44%	0.90%	$27,410	—
Year Ended December 31, 2004	$35.63	(0.31)	(6.04)	(6.35)	—	—	—	$29.28	(17.82)%		2.46%	2.46%	(1.08)%	$4,972	—
Year Ended December 31, 2003	$22.67	(0.43)	13.39	12.96	—	—	—	$35.63	57.17%		2.69%	2.68%	(1.67)%	$5,584	—
June 3, 2002 through December 31, 2002(f)	$30.00	(0.18)	(7.15)	(7.33)	—	—	—	$22.67	(24.43	)%(d)	3.25%	2.94%	(1.44)%	$1,790	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$42.72	0.09		(4.91)	(4.82)	(1.17)	—	(1.17)	$36.73	(11.69	)%(d)	1.63%	1.63	%(e)	0.44%	$18,702	346	%(d)
Year Ended July 31, 2007	$46.71	1.08		(4.07)	(2.99)	(1.00)	—	(1.00)	$42.72	(6.82)%		1.55%	1.55%		1.95%	$27,340	382%
January 1, 2006 through July 31, 2006	$38.28	1.17		7.26	8.43	—	—	—	$46.71	21.99	%(d)	1.70%	1.58%		4.54%	$80,827	678	%(d)
Year Ended December 31, 2005	$36.39	0.23		2.61	2.84	(0.95)	—	(0.95)	$38.28	7.82%		1.73%	1.73%		0.62%	$8,797	1,411%
Year Ended December 31, 2004	$25.79	0.66		10.38	11.04	(0.28)	(0.16)	(0.44)	$36.39	42.95%		1.55%	1.55%		2.23%	$47,120	1,303%
Year Ended December 31, 2003	$18.42	0.62		8.15	8.77	(1.40)	—	(1.40)	$25.79	49.87%		1.84%	1.84%		2.82%	$15,800	2,478%
Year Ended December 31, 2002	$21.92	0.90		(2.22)	(1.32)	(1.87)	(0.31)	(2.18)	$18.42	(6.82)%		2.31%	1.95%		4.01%	$6,603	4,862%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$43.33	(0.12	)(f)	(5.01)	(5.13)	(0.96)	—	(0.96)	$37.24	(12.18	)%(d)	2.63%	2.63	%(e)	(0.56)%	$1,069	346	%(d)
Year Ended July 31, 2007	$47.41	0.52		(4.11)	(3.59)	(0.49)	—	(0.49)	$43.33	(7.81)%		2.55%	2.55%		0.95%	$1,452	382%
January 1, 2006 through July 31, 2006	$39.06	0.91		7.44	8.35	—	—	—	$47.41	21.38	%(d)	2.70%	2.58%		3.54%	$7,652	678	%(d)
Year Ended December 31, 2005	$37.28	(0.15)		2.69	2.54	(0.76)	—	(0.76)	$39.06	6.76%		2.73%	2.73%		(0.38)%	$2,029	1,411%
Year Ended December 31, 2004	$26.64	0.36		10.68	11.04	(0.24)	(0.16)	(0.40)	$37.28	41.60%		2.55%	2.55%		1.23%	$6,532	1,303%
Year Ended December 31, 2003	$19.09	0.40		8.35	8.75	(1.20)	—	(1.20)	$26.64	47.80%		2.84%	2.84%		1.82%	$8,557	2,478%
Year Ended December 31, 2002	$21.75	(0.03)		(1.44)	(1.47)	(0.88)	(0.31)	(1.19)	$19.09	(7.42)%		3.04%	2.93%		(0.11)%	$72	4,862%

Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$20.38	0.05		(5.79)	(5.74)	(0.11)	—	(0.11)	$14.53	(28.28	)%(d)	1.62%	1.55%		0.57%	$10,543	293	%(d)
Year Ended July 31, 2007	$15.63	0.07		4.71	4.78	(0.03)	—	(0.03)	$20.38	30.63%		1.64%	1.57%		0.35%	$24,220	654%
January 1, 2006 through July 31, 2006	$20.80	0.03		(5.20)	(5.17)	—	—	—	$15.63	(24.86	)%(d)	1.58%	1.58%		0.23%	$12,967	504	%(d)
Year Ended December 31, 2005	$18.71	(0.06)		2.15	2.09	—	—	—	$20.80	11.17%		1.58%	1.58%		(0.30)%	$30,313	681%
Year Ended December 31, 2004	$28.70	(0.23)		(9.76)	(9.99)	—	—	—	$18.71	(34.81)%		1.65%	1.65%		(1.06)%	$32,555	468%
Year Ended December 31, 2003	$11.64	(0.31)		17.37	17.06	—	—	—	$28.70	146.56%		1.76%	1.76%		(1.38)%	$43,859	1,116%
Year Ended December 31, 2002	$38.89	(0.27)		(26.98)	(27.25)	—	—	—	$11.64	(70.07)%		2.38%	1.95%		(1.26)%	$3,643	1,926%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$18.99	(0.04	)(f)	(5.40)	(5.44)	—	—	—	$13.55	(28.65	)%(d)	2.62%	2.55%		(0.43)%	$303	293	%(d)
Year Ended July 31, 2007	$14.68	(0.11	)(f)	4.42	4.31	—	—	—	$18.99	29.36%		2.64%	2.57%		(0.65)%	$639	654%
January 1, 2006 through July 31, 2006	$19.66	(0.08)		(4.90)	(4.98)	—	—	—	$14.68	(25.37	)%(d)	2.58%	2.58%		(0.77)%	$1,526	504	%(d)
Year Ended December 31, 2005	$17.86	(0.25)		2.05	1.80	—	—	—	$19.66	10.13%		2.58%	2.58%		(1.30)%	$2,191	681%
Year Ended December 31, 2004	$27.65	(0.43)		(9.36)	(9.79)	—	—	—	$17.86	(35.41)%		2.65%	2.65%		(2.06)%	$3,705	468%
Year Ended December 31, 2003	$11.33	(0.52)		16.84	16.32	—	—	—	$27.65	144.04%		2.76%	2.76%		(2.38)%	$4,975	1,116%
Year Ended December 31, 2002	$38.28	(0.57)		(26.38)	(26.95)	—	—	—	$11.33	(70.40)%		3.34%	2.91%		(2.33)%	$418	1,926%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.61% and 2.61% for the Investor Class and Service Class, respectively, for the six months ended January 31, 2008.

(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$31.76	0.03		(4.06)	(4.03)	(0.07)	—	(0.07)	$27.66	(12.74	)%(d)	1.60%	1.55%	0.20%	$8,304	183	%(d)
Year Ended July 31, 2007	$22.79	0.05		8.92	8.97	—	—	—	$31.76	39.36%		1.70%	1.56%	0.17%	$19,337	493%
January 1, 2006 through July 31, 2006	$26.58	—	(e)	(3.79)	(3.79)	—	—	—	$22.79	(14.26	)%(d)	1.66%	1.58%	— (f)	$6,105	170	%(d)
Year Ended December 31, 2005	$26.62	(0.12)		0.15	0.03	(0.07)	—	(0.07)	$26.58	0.12%		1.76%	1.68%	(0.45)%	$17,955	634%
Year Ended December 31, 2004	$27.36	0.18		(0.81)	(0.63)	(0.11)	—	(0.11)	$26.62	(2.31)%		1.95%	1.95%	0.73%	$10,781	743%
Year Ended December 31, 2003	$15.97	(0.29)		11.68	11.39	—	—	—	$27.36	71.32%		2.19%	1.95%	(1.35)%	$6,649	1,689%
Year Ended December 31, 2002	$37.19	(0.28)		(20.94)	(21.22)	—	—	—	$15.97	(57.06)%		2.51%	1.95%	(1.23)%	$2,647	1,491%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$30.15	(0.13	)(g)	(3.84)	(3.97)	—	—	—	$26.18	(13.17	)%(d)	2.60%	2.55%	(0.80)%	$704	183	%(d)
Year Ended July 31, 2007	$21.85	(0.23	)(g)	8.53	8.30	—	—	—	$30.15	37.99%		2.70%	2.56%	(0.83)%	$1,177	493%
January 1, 2006 through July 31, 2006	$25.64	(0.15)		(3.64)	(3.79)	—	—	—	$21.85	(14.78	)%(d)	2.66%	2.58%	(1.00)%	$523	170	%(d)
Year Ended December 31, 2005	$25.88	(0.36)		0.12	(0.24)	—	—	—	$25.64	(0.93)%		2.76%	2.68%	(1.45)%	$514	634%
Year Ended December 31, 2004	$26.85	(0.06)		(0.80)	(0.86)	(0.11)	—	(0.11)	$25.88	(3.21)%		2.91%	2.91%	(0.23)%	$3,449	743%
Year Ended December 31, 2003	$15.80	(0.51)		11.56	11.05	—	—	—	$26.85	69.94%		3.19%	2.95%	(2.35)%	$727	1,689%
Year Ended December 31, 2002	$36.93	(0.50)		(20.63)	(21.13)	—	—	—	$15.80	(57.22)%		2.97%	2.49%	(1.96)%	$160	1,491%

Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$31.42	0.22		(5.46)	(5.24)	(0.98)	(6.04)	(7.02)	$19.16	(19.59	)%(d)	1.72%	1.72%	1.45%	$6,359	88	%(d)
Year Ended July 31, 2007	$22.50	0.64		8.49	9.13	(0.21)	—	(0.21)	$31.42	40.71%		1.50%	1.50%	2.28%	$53,726	402%
January 1, 2006 through July 31, 2006	$17.97	0.38		4.15	4.53	—	—	—	$22.50	25.14	%(d)	1.63%	1.58%	3.08%	$8,695	593	%(d)
Year Ended December 31, 2005	$20.84	0.38		(2.66)	(2.28)	(0.59)	—	(0.59)	$17.97	(10.93)%		2.68%	1.68%	1.99%	$2,131	1,212%
Year Ended December 31, 2004	$17.04	0.22		3.71	3.93	(0.13)	—	(0.13)	$20.84	23.06%		1.92%	1.92%	1.15%	$7,727	1,252%
Year Ended December 31, 2003	$17.13	0.45		(0.39)	0.06	(0.15)	—	(0.15)	$17.04	0.39%		3.22%	1.95%	2.78%	$4,752	3,034%
Year Ended December 31, 2002	$37.59	(0.11)		(20.35)	(20.46)	—	—	—	$17.13	(54.43)%		2.58%	1.94%	(0.63)%	$5,438	3,606%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$29.72	0.08		(5.23)	(5.15)	(0.15)	(6.04)	(6.19)	$18.38	(19.99	)%(d)	2.72%	2.72%	0.45%	$410	88	%(d)
Year Ended July 31, 2007	$21.43	0.39		8.01	8.40	(0.11)	—	(0.11)	$29.72	39.26%		2.50%	2.50%	1.28%	$1,716	402%
January 1, 2006 through July 31, 2006	$17.21	0.26		3.96	4.22	—	—	—	$21.43	24.52	%(d)	2.63%	2.58%	2.08%	$1,945	593	%(d)
Year Ended December 31, 2005	$20.07	0.20		(2.59)	(2.39)	(0.47)	—	(0.47)	$17.21	(11.94)%		3.68%	2.68%	0.99%	$287	1,212%
Year Ended December 31, 2004	$16.58	0.04		3.58	3.62	(0.13)	—	(0.13)	$20.07	21.83%		2.92%	2.92%	0.15%	$2,009	1,252%
Year Ended December 31, 2003	$16.75	0.30		(0.36)	(0.06)	(0.11)	—	(0.11)	$16.58	(0.33)%		4.22%	2.95%	1.78%	$1,469	3,034%
Year Ended December 31, 2002	$37.09	(0.26)		(20.08)	(20.34)	—	—	—	$16.75	(54.84)%		3.99%	2.93%	(1.41)%	$340	3,606%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Amount is less than 0.005%.
(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$24.96	0.21		0.69 (d)	0.90	(0.07)	—	(0.07)	$25.79	3.57	%(e)	1.49%	1.49%	1.51%	$38,663	304	%(e)
Year Ended July 31, 2007	$22.21	0.55		3.20	3.75	(0.30)	(0.70)	(1.00)	$24.96	17.04%		1.49%	1.49%	2.19%	$40,717	293%
January 1, 2006 through July 31, 2006	$19.86	0.21		2.14	2.35	—	—	—	$22.21	11.83	%(e)	1.61%	1.61%	1.74%	$81,230	261	%(e)
Year Ended December 31, 2005	$16.85	0.35		2.66	3.01	—	—	—	$19.86	17.86%		1.48%	1.48%	1.81%	$31,795	615%
Year Ended December 31, 2004	$12.87	0.19		3.91	4.10	(0.12)	—	(0.12)	$16.85	31.85%		1.89%	1.89%	1.30%	$14,316	1,001%
Year Ended December 31, 2003	$9.97	0.12		2.84	2.96	(0.06)	—	(0.06)	$12.87	29.69%		2.17%	1.95%	1.09%	$12,526	2,402%
Year Ended December 31, 2002	$16.07	0.24		(6.19)	(5.95)	(0.15)	—	(0.15)	$9.97	(37.00)%		2.40%	1.93%	1.89%	$6,134	2,370%
Service Class
Six Months Ended January 31, 2008 (unaudited)	$23.78	0.08		0.65 (d)	0.73	—	—	—	$24.51	3.07	%(e)	2.49%	2.49%	0.51%	$5,546	304	%(e)
Year Ended July 31, 2007	$21.18	0.31		3.03	3.34	(0.04)	(0.70)	(0.74)	$23.78	15.85%		2.49%	2.49%	1.19%	$4,622	293%
January 1, 2006 through July 31, 2006	$19.05	0.09		2.04	2.13	—	—	—	$21.18	11.12	%(e)	2.61%	2.61%	0.74%	$12,292	261	%(e)
Year Ended December 31, 2005	$16.34	0.16		2.55	2.71	—	—	—	$19.05	16.65%		2.48%	2.48%	0.81%	$8,894	615%
Year Ended December 31, 2004	$12.62	0.05		3.79	3.84	(0.12)	—	(0.12)	$16.34	30.42%		2.89%	2.89%	0.30%	$5,754	1,001%
Year Ended December 31, 2003	$9.83	0.01		2.78	2.79	—	—	—	$12.62	28.38%		3.17%	2.95%	0.09%	$2,353	2,402%
Year Ended December 31, 2002	$15.95	—	(f)	(5.99)	(5.99)	(0.13)	—	(0.13)	$9.83	(37.53)%		3.65%	2.95%	(0.03)%	$3,247	2,370%

Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$19.30	0.28		(0.57)	(0.29)	(0.33)	—	(0.33)	$18.68	(1.27	)%(e)	1.55%	1.55%	3.10%	$52,314	—
Year Ended July 31, 2007	$24.38	0.83		(4.39)	(3.56)	(1.52)	—	(1.52)	$19.30	(15.42)%		1.81%	1.74%	3.59%	$14,947	—
January 1, 2006 through July 31, 2006	$28.70	0.55		(4.87)	(4.32)	—	—	—	$24.38	(15.05	)%(e)	1.38%	1.38%	3.57%	$26,214	—
September 12, 2005 through December 31, 2005(g)	$30.00	0.19		0.63	0.82	(0.35)	(1.77)	(2.12)	$28.70	2.71	%(e)	1.92%	1.92%	2.00%	$6,458	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$19.32	0.19		(0.54)	(0.35)	(0.04)	—	(0.04)	$18.93	(1.76	)%(e)	2.55%	2.55%	2.10%	$2,749	—
Year Ended July 31, 2007	$24.25	0.60		(4.38)	(3.78)	(1.15)	—	(1.15)	$19.32	(16.25)%		2.81%	2.74%	2.59%	$606	—
January 1, 2006 through July 31, 2006	$28.71	0.39		(4.85)	(4.46)	—	—	—	$24.25	(15.53	)%(e)	2.38%	2.38%	2.57%	$5,632	—
September 12, 2005 through December 31, 2005(g)	$30.00	0.10		0.62	0.72	(0.24)	(1.77)	(2.01)	$28.71	2.39	%(e)	2.92%	2.92%	1.00%	$1,380	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Amount is less than $0.005.
(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$25.93	0.36	(6.30)	(5.94)	(1.72)	(1.72)	$18.27	(23.47	)%(d)	1.52%	1.52%	3.29%	$11,244	—
Year Ended July 31, 2007	$28.10	1.13	(2.93)	(1.80)	(0.37)	(0.37)	$25.93	(6.47)%		1.41%	1.41%	3.95%	$9,546	—
January 9, 2006 through July 31, 2006(e)	$30.00	0.52	(2.42)	(1.90)	—	—	$28.10	(6.33	)%(d)	1.81%	1.81%	3.23%	$25,326	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$25.85	0.25	(6.42)	(6.17)	—	—	$19.68	(23.87	)%(d)	2.52%	2.52%	2.29%	$878	—
Year Ended July 31, 2007	$27.93	0.84	(2.92)	(2.08)	—	—	$25.85	(7.45)%		2.41%	2.41%	2.95%	$630	—
January 9, 2006 through July 31, 2006(e)	$30.00	0.36	(2.43)	(2.07)	—	—	$27.93	(6.90	)%(d)	2.81%	2.81%	2.23%	$4,607	—

Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$26.92	0.42	0.33	0.75	(0.92)	(0.92)	$26.75	2.79	%(d)	1.48%	1.48%	3.14%	$103,253	—
Year Ended July 31, 2007	$26.37	0.89	0.56	1.45	(0.90)	(0.90)	$26.92	6.16%		1.49%	1.49%	3.78%	$126,197	—
January 1, 2006 through July 31, 2006	$30.02	0.56	(4.21)	(3.65)	—	—	$26.37	(12.16	)%(d)	1.39%	1.39%	3.48%	$98,834	—
September 12, 2005 through December 31, 2005(e)	$30.00	0.23	(0.06)	0.17	(0.15)	(0.15)	$30.02	0.55	%(d)	1.63%	1.63%	2.37%	$56,929	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$26.80	0.28	0.33	0.61	(0.68)	(0.68)	$26.73	2.27	%(d)	2.48%	2.48%	2.14%	$13,321	—
Year Ended July 31, 2007	$26.23	0.66	0.56	1.22	(0.65)	(0.65)	$26.80	5.12%		2.49%	2.49%	2.78%	$18,037	—
January 1, 2006 through July 31, 2006	$30.03	0.40	(4.20)	(3.80)	—	—	$26.23	(12.65	)%(d)	2.39%	2.39%	2.48%	$7,493	—
September 12, 2005 through December 31, 2005(e)	$30.00	0.13	(0.05)	0.08	(0.05)	(0.05)	$30.03	0.26	%(d)	2.63%	2.63%	1.37%	$5,102	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$30.22	0.54	3.39		3.93	(0.53)	—	(0.54)	(1.07)	$33.08	13.18	%(d)	1.21%	1.21%	3.44%	$24,664	455	%(d)
Year Ended July 31, 2007	$29.45	1.14	0.76		1.90	(1.13)	—	—	(1.13)	$30.22	6.47%		1.22%	1.22%	3.72%	$60,988	1,124%
January 1, 2006 through July 31, 2006	$33.56	0.65	(4.12)		(3.47)	(0.64)	—	—	(0.64)	$29.45	(10.35	)%(d)	1.21%	1.19%	3.69%	$60,862	924	%(d)
Year Ended December 31, 2005	$31.63	0.93	1.94		2.87	(0.94)	—	—	(0.94)	$33.56	9.12%		1.23%	1.23%	2.79%	$60,810	3,724%
Year Ended December 31, 2004	$31.33	0.86	1.82		2.68	(0.92)	—	(1.46)	(2.38)	$31.63	8.78%		1.20%	1.20%	2.72%	$24,088	4,947%
Year Ended December 31, 2003	$33.73	0.21	(1.24)		(1.03)	(0.18)	(1.19)	—	(1.37)	$31.33	(3.13)%		1.57%	1.57%	0.63%	$6,610	3,932%
May 1, 2002 through December 31, 2002(e)	$30.00	0.09	5.00		5.09	(0.90)	—	(0.46)	(1.36)	$33.73	17.15	%(d)	2.12%	1.69%	0.40%	$8,891	836	%(d)
Service Class
Six Months Ended January 31, 2008 (unaudited)	$30.09	0.38	3.37		3.75	(0.37)	—	(0.54)	(0.91)	$32.93	12.61	%(d)	2.21%	2.21%	2.44%	$33,305	455	%(d)
Year Ended July 31, 2007	$29.34	0.83	0.74		1.57	(0.82)	—	—	(0.82)	$30.09	5.36%		2.22%	2.22%	2.72%	$15,522	1,124%
January 1, 2006 through July 31, 2006	$33.42	0.47	(4.09)		(3.62)	(0.46)	—	—	(0.46)	$29.34	(10.85	)%(d)	2.21%	2.19%	2.69%	$8,963	924	%(d)
Year Ended December 31, 2005	$31.52	0.60	1.93		2.53	(0.63)	—	—	(0.63)	$33.42	8.06%		2.23%	2.23%	1.79%	$18,580	3,724%
Year Ended December 31, 2004	$31.33	0.54	1.81		2.35	(0.70)	—	(1.46)	(2.16)	$31.52	7.67%		2.20%	2.20%	1.72%	$5,239	4,947%
Year Ended December 31, 2003	$33.76	(0.12)	(1.26)		(1.38)	(0.14)	(0.91)	—	(1.05)	$31.33	(4.17)%		2.57%	2.57%	(0.37)%	$1,430	3,932%
May 1, 2002 through December 31, 2002(e)	$30.00	(0.14)	4.99		4.85	(0.63)	—	(0.46)	(1.09)	$33.76	16.27	%(d)	2.92%	2.69%	(0.61)%	$9,215	836	%(d)
Class A
Six Months Ended January 31, 2008 (unaudited)	$30.22	0.50	3.40		3.90	(0.49)	—	(0.54)	(1.03)	$33.09	13.08	%(d)	1.46%	1.46%	3.19%	$128	455	%(d)
March 22, 2007 through July 31, 2007(e)	$30.95	0.38	(0.73	)(f)	(0.35)	(0.38)	—	—	(0.38)	$30.22	(1.13	)%(d)	1.52%	1.52%	3.53%	$45	1,124	%(d)

Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$31.64	0.43	(2.90)		(2.47)	(1.93)	—	—	(1.93)	$27.24	(8.08	)%(d)	1.82%	1.82%	2.84%	$11,222	—
Year Ended July 31, 2007	$31.58	1.14	(0.85)		0.29	(0.23)	—	—	(0.23)	$31.64	0.93%		1.58%	1.58%	3.66%	$13,194	—
January 1, 2006 through July 31, 2006	$29.73	0.57	1.28		1.85	—	—	—	—	$31.58	6.22	%(d)	1.46%	1.46%	3.18%	$11,975	—
January 10, 2005 through December 31, 2005(e)	$30.00	0.43	(0.38)		0.05	(0.32)	—	—	(0.32)	$29.73	0.16	%(d)	1.74%	1.74%	1.49%	$12,314	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$31.30	0.28	(2.94)		(2.66)	(0.14)	—	—	(0.14)	$28.50	(8.54	)%(d)	2.82%	2.82%	1.84%	$395	—
Year Ended July 31, 2007	$31.45	0.83	(0.86)		(0.03)	(0.12)	—	—	(0.12)	$31.30	(0.06)%		2.58%	2.58%	2.66%	$250	—
January 1, 2006 through July 31, 2006	$29.77	0.39	1.29		1.68	—	—	—	—	$31.45	5.64	%(d)	2.46%	2.46%	2.18%	$839	—
January 10, 2005 through December 31, 2005(e)	$30.00	0.14	(0.37)		(0.23)	—	—	—	—	$29.77	(0.77	)%(d)	2.74%	2.74%	0.49%	$1,205	—
Class A
Six Months Ended January 31, 2008 (unaudited)	$31.64	0.40	(3.04)		(2.64)	(0.23)	—	—	(0.23)	$28.77	(8.41	)%(d)	2.07%	2.07%	2.59%	$1	—
March 22, 2007 through July 31, 2007(e)	$31.00	0.35	0.29	(f)	0.64	—	—	—	—	$31.64	2.06	%(d)	2.10%	2.10%	3.10%	$1	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$20.42	0.31	(2.40)		(2.09)	(0.73)	—	(0.73)	$17.60	(10.42	)%(d)	1.50%	1.50%	3.19%	$113,881	—
Year Ended July 31, 2007	$21.92	0.78	(0.92)		(0.14)	(1.36)	—	(1.36)	$20.42	(0.40)%		1.46%	1.46%	3.79%	$147,556	—
January 1, 2006 through July 31, 2006	$19.12	0.40	2.40		2.80	—	—	—	$21.92	14.64	%(d)	1.43%	1.43%	3.26%	$353,592	—
Year Ended December 31, 2005	$21.09	0.32	(1.91)		(1.59)	(0.38)	—	(0.38)	$19.12	(7.53)%		1.43%	1.43%	1.64%	$369,835	—
Year Ended December 31, 2004	$23.65	(0.02)	(2.54)		(2.56)	—	—	—	$21.09	(10.82)%		1.42%	1.42%	(0.09)%	$623,000	—
Year Ended December 31, 2003	$24.56	(0.15)	(0.76)		(0.91)	—	—	—	$23.65	(3.71)%		1.57%	1.57%	(0.61)%	$240,555	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.09)	(5.35)		(5.44)	—	—	—	$24.56	(18.13	)%(d)	1.94%	1.94%	(0.54)%	$9,220	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$19.90	0.22	(2.36)		(2.14)	(0.38)	—	(0.38)	$17.38	(10.85	)%(d)	2.50%	2.50%	2.19%	$9,023	—
Year Ended July 31, 2007	$21.37	0.58	(0.92)		(0.34)	(1.13)	—	(1.13)	$19.90	(1.43)%		2.46%	2.46%	2.79%	$12,920	—
January 1, 2006 through July 31, 2006	$18.75	0.28	2.34		2.62	—	—	—	$21.37	13.97	%(d)	2.43%	2.43%	2.26%	$38,900	—
Year Ended December 31, 2005	$20.63	0.13	(1.87)		(1.74)	(0.14)	—	(0.14)	$18.75	(8.44)%		2.43%	2.43%	0.64%	$34,335	—
Year Ended December 31, 2004	$23.37	(0.24)	(2.50)		(2.74)	—	—	—	$20.63	(11.72)%		2.42%	2.42%	(1.09)%	$59,352	—
Year Ended December 31, 2003	$24.50	(0.39)	(0.74)		(1.13)	—	—	—	$23.37	(4.61)%		2.57%	2.57%	(1.61)%	$20,423	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.27)	(5.23)		(5.50)	—	—	—	$24.50	(18.33	)%(d)	2.94%	2.94%	(1.56)%	$1,956	—
Class A
Six Months Ended January 31, 2008 (unaudited)	$20.40	0.29	(2.44)		(2.15)	(0.19)	—	(0.19)	$18.06	(10.61	)%(d)	1.75%	1.75%	2.94%	$1	—
March 22, 2007 through July 31, 2007(e)	$19.79	0.25	0.36	(f)	0.61	—	—	—	$20.40	3.08	%(d)	1.78%	1.78%	3.42%	$1	—

Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$30.25	0.46	(2.02)		(1.56)	(0.85)	—	(0.85)	$27.84	(5.22	)%(d)	1.57%	1.53%	3.11%	$6,090	—
Year Ended July 31, 2007	$31.47	1.17	(1.24	)(f)	(0.07)	(1.15)	—	(1.15)	$30.25	(0.26)%		1.76%	1.48%	3.74%	$10,757	—
January 1, 2006 through July 31, 2006	$32.74	0.57	(1.84)		(1.27)	—	—	—	$31.47	(3.85	)%(d)	1.68%	1.68%	3.07%	$25,034	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.57	2.62		3.19	(0.25)	(0.20)	(0.45)	$32.74	10.60	%(d)	1.44%	1.37%	2.05%	$59,147	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$30.05	0.31	(2.02)		(1.71)	(0.55)	—	(0.55)	$27.79	(5.72	)%(d)	2.57%	2.53%	2.11%	$2,319	—
Year Ended July 31, 2007	$31.28	0.86	(1.22	)(f)	(0.36)	(0.87)	—	(0.87)	$30.05	(1.18)%		2.76%	2.48%	2.74%	$2,146	—
January 1, 2006 through July 31, 2006	$32.71	0.38	(1.81)		(1.43)	—	—	—	$31.28	(4.37	)%(d)	2.68%	2.68%	2.07%	$2,572	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.30	2.61		2.91	—	(0.20)	(0.20)	$32.71	9.69	%(d)	2.44%	2.37%	1.05%	$443	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2008 (unaudited)	$30.31	0.50	1.99	2.49	(0.43)	(2.06)	(2.49)	$30.31	8.47	%(d)	1.45%	1.45%	3.19%	$80,290	—
Year Ended July 31, 2007	$29.18	1.12	1.00	2.12	(0.99)	—	(0.99)	$30.31	7.41%		1.43%	1.43%	3.80%	$100,038	—
January 1, 2006 through July 31, 2006	$27.21	0.55	1.42	1.97	—	—	—	$29.18	7.24	%(d)	1.50%	1.50%	3.29%	$84,232	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.39	(2.83)	(2.44)	(0.35)	—	(0.35)	$27.21	(8.14	)%(d)	2.13%	1.88%	1.59%	$16,645	—
Service Class
Six Months Ended January 31, 2008 (unaudited)	$30.09	0.35	1.96	2.31	(0.09)	(2.06)	(2.15)	$30.25	7.89	%(d)	2.45%	2.45%	2.19%	$5,433	—
Year Ended July 31, 2007	$28.94	0.83	0.98	1.81	(0.66)	—	(0.66)	$30.09	6.35%		2.43%	2.43%	2.80%	$4,156	—
January 1, 2006 through July 31, 2006	$27.15	0.38	1.41	1.79	—	—	—	$28.94	6.59	%(d)	2.50%	2.50%	2.29%	$3,487	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.16	(2.83)	(2.67)	(0.18)	—	(0.18)	$27.15	(8.90	)%(d)	3.13%	2.88%	0.59%	$3,607	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

January 31, 2008

(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund (formerly know as OTC ProFund), Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund (formerly knows as UltraOTC ProFund), UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund (formerly known as Short OTC ProFund), UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund (formerly known as UltraShort OTC ProFund), UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offers three classes of shares: the Investor Class, Service Class and Class A.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

For the ProFunds, derivatives (e.g., futures, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds will enter into repurchase agreements only with large, well-capitalized and well established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of January 31, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund’s records as collateral for such when-issued securities. As of January 31, 2008, the ProFunds did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of January 31, 2008 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement, which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFunds may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty.

The ProFund collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek return of this collateral and may incur certain costs exercising its right with respect to the collateral.

The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable,

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the 59 active ProFunds included in this report, the Advisor serves as the investment advisor for each of the additional 51 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

The investment income and expenses of a ProFund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund have a tax year end of October 31st. The remaining ProFunds have a calendar tax year end.

In addition, effective January 31, 2008, the ProFunds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then). The adoption of FIN 48 did not impact the ProFunds’ net assets or results of operations.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations as “Fees paid indirectly.”

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the ProFunds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

3.	Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc. (Citi Investors Services, Inc. acquired The Bisys Group, Inc. effective August 1, 2007), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of Citi, serves as the Trust’s distributor. For providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full from available monies already accrued pursuant to the Distribution and Shareholder Services Plan described below, it is contemplated that the Advisor, or an affiliate of the Advisor will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. During the period ended January 31, 2008, the Distributor was compensated in full from fees accrued pursuant to the Distribution and Shareholder Services Plan. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each ProFund’s average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

During the period ended January 31, 2008, the Advisor, as an Authorized Firm, was reimbursed $547,048 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Prior to January 1, 2008, the Trust, together with the Access One and ProShares Trusts, paid each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees also received $3,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Effective January 1, 2008, the Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $38,500 ($77,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended January 31, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2007 through November 30, 2008			For the Period December 1, 2006 through November 30, 2007
	Investor Class	Service Class	Class A	Investor Class	Service Class	Class A
Bull ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Mid-Cap ProFund	1.58%	2.58%	N/A	1.95%	2.95%	N/A
Small-Cap ProFund	1.49%	2.49%	N/A	1.95%	2.95%	N/A
NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Large-Cap Value ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Large-Cap Growth ProFund	1.95%	2.95%	N/A	1.48%	2.48%	N/A
Mid-Cap Value ProFund	1.95%	2.95%	N/A	1.48%	2.48%	N/A
Mid-Cap Growth ProFund	1.95%	2.95%	N/A	1.48%	2.48%	N/A
Small-Cap Value ProFund	1.49%	2.49%	N/A	1.48%	2.48%	N/A
Small-Cap Growth ProFund	1.49%	2.49%	N/A	1.48%	2.48%	N/A
Europe 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraBull ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraMid-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraSmall-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraDow 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraNASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraInternational ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

	For the Period December 1, 2007 through November 30, 2008			For the Period December 1, 2006 through November 30, 2007
	Investor Class	Service Class	Class A	Investor Class	Service Class	Class A
UltraEmerging Markets ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraLatin America ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraJapan ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Bear ProFund	1.95%	2.95%	N/A	1.48%	2.48%	N/A
Short Small-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Short NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.48%	2.48%	N/A
UltraBear ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Mid-Cap ProFund	1.58%	2.58%	N/A	1.55%	2.55%	N/A
UltraShort Small-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Dow 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort International ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Emerging Markets ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Latin America ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Japan ProFund	1.58%	2.58%	N/A	1.95%	2.95%	N/A
Banks UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Basic Materials UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Biotechnology UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Consumer Goods UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Consumer Services UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Financials UltraSector ProFund	1.55%	2.55%	N/A	1.95%	2.95%	N/A
Health Care UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Industrials UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Internet UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Mobile Telecommunications UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Oil & Gas UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Oil Equipment, Services & Distribution UltraSector ProFund	1.55%	2.55%	N/A	1.95%	2.95%	N/A
Pharmaceuticals UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Precious Metals UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Real Estate UltraSector ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Semiconductor UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Technology UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Telecommunications UltraSector ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Utilities UltraSector ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Short Oil & Gas ProFund	1.55%	2.55%	N/A	1.95%	2.95%	N/A
Short Precious Metals ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Short Real Estate ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
U.S. Government Plus ProFund	1.70%	2.70%	1.95%	1.70%	2.70%	1.95%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	2.20%	1.95%	2.95%	2.20%
Rising Rates Opportunity ProFund	1.95%	2.95%	2.20%	1.95%	2.95%	2.20%
Rising U.S. Dollar ProFund	1.49%	2.49%	N/A	1.55%	2.55%	N/A
Falling U.S. Dollar ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2008, the recoupments that may potentially be made to the Advisor are as follows:

	Expires 12/31/08	Expires 12/31/09	Expires 11/30/10	Expires 11/30/11	Total
Mid-Cap ProFund	$—	$—	$—	$2,267	$2,267
Small-Cap ProFund	—	—	—	3,668	3,668
Mid-Cap Value ProFund	—	—	—	3,508	3,508
Small-Cap Value ProFund	—	—	42,546	19,896	62,442
Small-Cap Growth ProFund	—	—	16,765	24,395	41,160
Bear ProFund	—	—	31,639	1,658	33,297
Short NASDAQ-100 ProFund	—	—	15,450	3,925	19,375
UltraShort Mid-Cap ProFund	5,959	2,226	20,113	—	28,298
UltraShort Latin America ProFund	—	—	—	1,763	1,763
UltraShort Japan ProFund	—	11,527	—	9,390	20,917
Banks UltraSector ProFund	29,580	18,806	28,052	14,446	90,884
Biotechnology UltraSector ProFund	—	—	291	—	291
Consumer Goods UltraSector ProFund	38,102	20,511	38,260	9,977	106,850
Consumer Services UltraSector ProFund	47,195	23,838	45,042	14,032	130,107
Financials UltraSector ProFund	14,841	—	—	1,545	16,386
Health Care UltraSector ProFund	—	15,785	13,263	—	29,048
Industrials UltraSector ProFund	50,970	24,286	49,972	7,810	133,038
Mobile Telecommunications UltraSector ProFund	—	—	—	4,212	4,212
Pharmaceuticals UltraSector ProFund	—	11,859	8,879	4,586	25,324
Real Estate UltraSector ProFund	—	1,162	—	—	1,162
Semiconductor UltraSector ProFund	—	—	13,084	4,141	17,225
Technology UltraSector ProFund	10,526	7,297	29,294	3,996	51,113
Telecommunications UltraSector ProFund	10,899	3,663	—	—	14,562
Rising U.S. Dollar ProFund	—	—	46,196	3,182	49,378

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2008 were as follows:

	Purchases	Sales
Bull ProFund	$172,852,893	$131,012,205
Mid-Cap ProFund	21,907,301	24,014,265
Small-Cap ProFund	44,500,327	47,601,135
NASDAQ-100 ProFund	378,371,662	438,475,697
Large-Cap Value ProFund	45,373,995	48,404,492
Large-Cap Growth ProFund	75,192,920	158,962,552
Mid-Cap Value ProFund	82,172,528	84,040,340
Mid-Cap Growth ProFund	144,913,703	155,270,772
Small-Cap Value ProFund	108,564,133	97,050,237
Small-Cap Growth ProFund	68,997,217	70,591,315
Europe 30 ProFund	215,886,186	233,142,481
UltraBull ProFund	167,720,245	206,675,089
UltraMid-Cap ProFund	62,023,608	97,592,959
UltraSmall-Cap ProFund	56,099,129	83,242,038
UltraDow 30 ProFund	49,038,060	52,543,530
UltraNASDAQ-100 ProFund	304,279,308	296,638,198
UltraLatin America ProFund	18,452,982	9,600,994
Banks UltraSector ProFund	43,215,969	34,621,580
Basic Materials UltraSector ProFund	65,505,895	64,275,824
Biotechnology UltraSector ProFund	55,578,274	47,368,127

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

	Purchases	Sales
Consumer Goods UltraSector ProFund	$22,596,173	$22,699,254
Consumer Services UltraSector ProFund	8,970,190	7,603,031
Financials UltraSector ProFund	36,540,591	28,750,924
Health Care UltraSector ProFund	61,798,774	56,424,921
Industrials UltraSector ProFund	9,673,740	23,162,982
Internet UltraSector ProFund	23,482,413	28,284,922
Mobile Telecommunications UltraSector ProFund	32,875,396	38,391,624
Oil & Gas UltraSector ProFund	92,111,601	135,330,222
Oil Equipment, Services & Distribution UltraSector ProFund	74,864,678	97,481,131
Pharmaceuticals UltraSector ProFund	11,631,507	13,903,282
Real Estate UltraSector ProFund	69,748,157	74,222,762
Semiconductor UltraSector ProFund	29,414,211	38,368,169
Technology UltraSector ProFund	23,703,493	30,853,477
Telecommunications UltraSector ProFund	16,488,538	47,398,765
Utilities UltraSector ProFund	157,398,981	154,199,083

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2008 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$164,549,870	$179,207,774

5.	Concentration Risk

Each UltraSector ProFund, each Inverse Sector ProFund, UltraDow 30 ProFund and UltraShort Dow 30 ProFund may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value ProFund, Large-Cap Growth ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund and UltraShort Japan ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of Europe 30 ProFund, UltraJapan ProFund, UltraShort Japan ProFund, Precious Metals UltraSector ProFund, Short Precious Metals ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investment.

6.	Federal Income Tax Information

As of the latest tax year end for each ProFund, as noted below, the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Total

December 31 tax year end ProFunds
Bull ProFund	$—	$—	$—	$14,135,047	$5,754,932	$—	$—	$—	$19,889,979
UltraBull ProFund	—	4,660,793	40,128,771	—	—	—	—	—	44,789,564
UltraNASDAQ-100 ProFund	46,352,706	816,164,498	463,333,932	10,022,717	—	26,502,881	46,825,810	105,038,793	1,514,241,337
UltraJapan ProFund	—	—	—	—	—	—	29,811,994	19,441,046	49,253,040
Bear ProFund	—	—	—	17,600,174	5,859,240	2,519,310	7,208,444	7,788,541	40,975,709
UltraBear ProFund	9,179,616	—	—	71,819,337	30,366,959	20,852,796	35,057,746	28,548,861	195,825,315
UltraShort NASDAQ-100 ProFund	58,870,280	—	—	121,462,348	54,766,192	21,312,254	40,417,926	54,052,522	350,881,522

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Total

October 31 tax year end ProFunds
Large-Cap Growth ProFund	$—	$—	$—	$—	$—	$—	$—	$725,763	$725,763
UltraMid-Cap ProFund	—	—	—	4,938,888	2,891,942	—	—	—	7,830,830
Short Small-Cap ProFund	—	—	—	23,029,868	13,609,742	5,119,102	12,406,054	4,131,511	58,296,277
Short NASDAQ-100 ProFund	—	—	202,576	12,957,772	11,685,825	2,037,409	2,959,743	4,938,350	34,781,675
UltraShort Mid-Cap ProFund	—	—	—	—	2,198,641	2,995,645	3,423,002	5,943,702	14,560,990
UltraShort Small-Cap ProFund	—	—	—	—	27,408,893	27,792,042	80,499,872	49,600,274	185,301,081
UltraShort Dow 30 ProFund	—	—	—	—	324,693	1,295,907	5,477,879	5,318,549	12,417,028
UltraShort International ProFund	—	—	—	—	—	—	16,423,264	37,161,913	53,585,177
UltraShort Emerging Markets ProFund	—	—	—	—	—	—	17,046,827	87,217,641	104,264,468
UltraShort Latin America ProFund	—	—	—	—	—	—	—	28,985	28,985
UltraShort Japan ProFund	—	—	—	—	—	—	963,716	1,373,502	2,337,218
Banks UltraSector ProFund	—	—	—	—	140,374	—	—	507,397	647,771
Basic Materials UltraSector ProFund	—	—	—	—	—	2,434,151	456,160	—	2,890,311
Biotechnology UltraSector ProFund	—	2,901,084	5,470,800	663,988	1,378,292	—	2,533,950	—	12,948,114
Consumer Goods UltraSector ProFund	—	—	—	—	30,815	—	—	217,113	247,928
Consumer Services UltraSector ProFund	—	—	—	—	—	—	—	145,952	145,952
Financials UltraSector ProFund	—	2,440,969	404,797	868,632	1,141,098	246,857	—	—	5,102,353
Health Care UltraSector ProFund	—	—	4,516,833	577,068	938,752	—	—	—	6,032,653
Industrials UltraSector ProFund	—	—	—	—	3,358,655	—	—	597,830	3,956,485
Internet UltraSector ProFund	—	—	—	—	4,310,127	—	144,969	—	4,455,096
Mobile Telecommunications UltraSector ProFund	—	—	—	—	—	—	273,931	3,305,705	3,579,636
Pharmaceuticals UltraSector ProFund	—	—	650,749	2,203,059	1,307,698	481,679	—	1,440,695	6,083,880
Real Estate UltraSector ProFund	—	—	—	—	3,933,165	—	—	7,146,925	11,080,090
Semiconductor UltraSector ProFund	—	1,714,066	3,163,744	—	12,540,443	3,424,745	8,625,195	33,063	29,501,256
Technology UltraSector ProFund	—	3,068,528	3,453,943	—	1,316,092	—	503,224	—	8,341,787
Short Oil & Gas ProFund	—	—	—	—	—	—	4,913,506	4,979,541	9,893,047
Short Precious Metals ProFund	—	—	—	—	—	—	—	15,805,685	15,805,685
Short Real Estate ProFund	—	—	—	—	—	—	20,881,444	—	20,881,444
Rising Rates Opportunity 10 ProFund	—	—	—	—	—	—	—	2,018,636	2,018,636
Rising Rates Opportunity ProFund	—	—	—	—	33,930,240	71,359,904	—	16,426,693	121,716,837
Rising U.S. Dollar ProFund	—	—	—	—	—	—	1,787,323	952,923	2,740,246

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. The following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal year ended December 31, 2008:

Post-October Losses

December 31, 2007
Bull ProFund	$931,324
UltraBull ProFund	11,071,804
UltraNASDAQ-100 ProFund	30,176,776
UltraJapan ProFund	12,709,233

The tax character of dividends paid to shareholders during the applicable tax year ended in 2007, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Captial	Total Distributions Paid
December 31, 2007
Bull ProFund	$323,275	$—	$323,275	$—	$323,275
Europe 30 ProFund	1,109,277	—	1,109,277	—	1,109,277
UltraBull ProFund	3,034,387	—	3,034,387	—	3,034,387
UltraJapan ProFund	4,737,489	—	4,737,489	7,876	4,745,365
Bear ProFund	1,494,718	—	1,494,718	10,799	1,505,517
UltraBear ProFund	4,279,860	—	4,279,860	2,310	4,282,170
UltraShort NASDAQ-100 ProFund	5,270,471	—	5,270,471	12,482	5,282,953

October 31, 2007
Mid-Cap ProFund	43,716	—	43,716	—	43,716
Small-Cap ProFund	234,433	106,955	341,388	—	341,388
NASDAQ-100 ProFund	—	786,513	786,513	—	786,513
Large-Cap Value ProFund	1,043,009	—	1,043,009	—	1,043,009
Large-Cap Growth ProFund	615,901	238,399	854,300	—	854,300
Mid-Cap Value ProFund	187,993	205,351	393,344	—	393,344
Mid-Cap Growth ProFund	9,441	—	9,441	—	9,441
UltraMid-Cap ProFund	786,457	—	786,457	—	786,457
UltraSmall-Cap ProFund	303,744	—	303,744	—	303,744
UltraDow 30 ProFund	202,989	160,137	363,126	—	363,126
UltraInternational ProFund	888,811	—	888,811	—	888,811
UltraEmerging Markets ProFund	1,645,665	—	1,645,665	—	1,645,665
Short Small-Cap ProFund	1,375,557	—	1,375,557	—	1,375,557
Short NASDAQ-100 ProFund	1,485,678	—	1,485,678	—	1,485,678
UltraShort Mid-Cap ProFund	711,312	—	711,312	—	711,312
UltraShort Small-Cap ProFund	7,106,134	—	7,106,134	—	7,106,134
UltraShort Dow 30 ProFund	689,013	—	689,013	—	689,013
UltraShort International ProFund	1,944,564	—	1,944,564	—	1,944,564
UltraShort Emerging Markets ProFund	1,074,770	—	1,074,770	—	1,074,770
UltraShort Japan ProFund	214,231	—	214,231	—	214,231
Banks UltraSector ProFund	159,815	—	159,815	—	159,815
Basic Materials UltraSector ProFund	639,489	—	639,489	—	639,489
Consumer Goods UltraSector ProFund	64,018	—	64,018	—	64,018
Consumer Services UltraSector ProFund	230,654	2,325	232,979	—	232,979
Financials UltraSector ProFund	503,093	—	503,093	—	503,093
Health Care UltraSector ProFund	84,424	—	84,424	—	84,424
Industrials UltraSector ProFund	31,298	—	31,298	—	31,298
Internet UltraSector ProFund	341,247	—	341,247	—	341,247
Mobile Telecommunications UltraSector ProFund	4,522	—	4,522	—	4,522
Oil & Gas UltraSector ProFund	229,543	—	229,543	—	229,543
Oil Equipment, Services & Distribution UltraSector ProFund	34,404	—	34,404	—	34,404
Pharmaceuticals UltraSector ProFund	522,882	—	522,882	—	522,882
Precious Metals UltraSector ProFund	7,419,223	—	7,419,223	—	7,419,223

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Captial	Total Distributions Paid
Real Estate UltraSector ProFund	$1,718,179	$—	$1,718,179	$—	$1,718,179
Semiconductor UltraSector ProFund	28,794	—	28,794	—	28,794
Telecommunications UltraSector ProFund	411,944	—	411,944	—	411,944
Utilities UltraSector ProFund	2,616,071	559,075	3,175,146	—	3,175,146
Short Oil & Gas ProFund	698,493	—	698,493	—	698,493
Short Precious Metals ProFund	185,143	—	185,143	—	185,143
Short Real Estate ProFund	2,944,610	—	2,944,610	—	2,944,610
U.S. Government Plus ProFund	1,996,320	—	1,996,320	—	1,996,320
Rising Rates Opportunity 10 ProFund	364,628	—	364,628	—	364,628
Rising Rates Opportunity ProFund	15,468,016	—	15,468,016	—	15,468,016
Rising U.S. Dollar ProFund	803,611	—	803,611	—	803,611
Falling U.S. Dollar ProFund	2,326,019	—	2,326,019	—	2,326,019

The tax character of dividends paid to shareholders during the applicable tax year ended in 2006, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2006
Bull ProFund	$445,110	$—	$445,110	$—	$445,110
Europe 30 ProFund	758	—	758	—	758
UltraBull ProFund	139,985	—	139,985	—	139,985
UltraJapan ProFund	21,474,387	50,728,431	72,202,818	—	72,202,818
Bear ProFund	1,447,279	—	1,447,279	810	1,448,089
UltraBear ProFund	4,602,929	—	4,602,929	10,398	4,613,327
UltraShort NASDAQ-100 ProFund	6,714,816	—	6,714,816	—	6,714,816

October 31, 2006
Mid-Cap ProFund	202,981	771,219	974,200	—	974,200
NASDAQ-100 ProFund	189,487	—	189,487	—	189,487
Large-Cap Value ProFund	156,944	—	156,944	—	156,944
Mid-Cap Value ProFund	1,282,767	237,651	1,520,418	—	1,520,418
UltraMid-Cap ProFund	15,371	—	15,371	—	15,371
UltraSmall-Cap ProFund	880,880	—	880,880	—	880,880
UltraDow 30 ProFund	262,859	—	262,859	—	262,859
Short Small-Cap ProFund	507,677	—	507,677	—	507,677
Short NASDAQ-100 ProFund	366,726	—	366,726	—	366,726
UltraShort Mid-Cap ProFund	167,229	—	167,229	—	167,229
UltraShort Small-Cap ProFund	2,451,249	—	2,451,249	—	2,451,249
UltraShort Dow 30 ProFund	231,273	—	231,273	—	231,273
Banks UltraSector ProFund	57,314	—	57,314	—	57,314
Basic Materials UltraSector ProFund	50,078	—	50,078	—	50,078
Consumer Goods UltraSector ProFund	20,773	—	20,773	—	20,773
Financials UltraSector ProFund	121,380	—	121,380	—	121,380
Industrials UltraSector ProFund	1,021	—	1,021	—	1,021
Mobile Telecommunications UltraSector ProFund	339,541	107,197	446,738	—	446,738
Pharmaceuticals UltraSector ProFund	102,808	—	102,808	—	102,808
Real Estate UltraSector ProFund	657,872	—	657,872	—	657,872
Technology UltraSector ProFund	50,743	—	50,743	—	50,743
Telecommunications UltraSector ProFund	97,406	—	97,406	—	97,406
Short Oil & Gas ProFund	496,364	—	496,364	—	496,364
Short Real Estate ProFund	265,594	—	265,594	—	265,594
U.S. Government Plus ProFund	2,410,531	—	2,410,531	—	2,410,531
Rising Rates Opportunity 10 ProFund	128,366	—	128,366	—	128,366
Rising Rates Opportunity ProFund	8,049,416	—	8,049,416	—	8,049,416
Rising U.S. Dollar ProFund	795,791	31,112	826,903	—	826,903
Falling U.S. Dollar ProFund	231,006	—	231,006	—	231,006

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

As of the latest tax year end, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31, 2007
Bull ProFund	$4,727	$—	$—	$(20,821,303)	$4,933,273	$(15,883,303)
Europe 30 ProFund	1,506,469	1,022,461	—	—	(571,365)	1,957,565
UltraBull ProFund	13,066	—	—	(55,861,368)	1,807,705	(54,040,597)
UltraNASDAQ-100 ProFund	—	—	—	(1,544,418,113)	(37,751,516)	(1,582,169,629)
UltraJapan ProFund	—	—	—	(61,962,273)	(1,593,329)	(63,555,602)
Bear ProFund	—	—	—	(40,975,709)	173,274	(40,802,435)
UltraBear ProFund	—	—	—	(195,825,315)	837,237	(194,988,078)
UltraShort NASDAQ-100 ProFund	—	—	—	(350,881,522)	1,457,654	(349,423,868)

October 31, 2007
Mid-Cap ProFund	—	251,959	—	—	1,713,642	1,965,601
Small-Cap ProFund	54,921	95,110	—	—	702,994	853,025
NASDAQ-100 ProFund	502,429	—	—	—	30,297,965	30,800,394
Large-Cap Value ProFund	1,503,584	531,895	—	—	5,166,038	7,201,517
Large-Cap Growth ProFund	—	—	—	(725,763)	1,880,790	1,155,027
Mid-Cap Value ProFund	131,649	99,430	—	—	1,967,709	2,198,788
Mid-Cap Growth ProFund	1,201,891	436,734	—	—	2,205,822	3,844,447
Small-Cap Value ProFund	7,915	90,721	—	—	947,827	1,046,463
Small-Cap Growth ProFund	428,567	212,919	—	—	3,023,732	3,665,218
UltraMid-Cap ProFund	434,540	—	—	(7,830,830)	13,150,678	5,754,388
UltraSmall-Cap ProFund	—	—	—	—	8,066,643	8,066,643
UltraDow 30 ProFund	155,687	70,278	—	—	7,580,389	7,806,354
UltraInternational ProFund	—	—	—	—	250,023	250,023
UltraEmerging Markets ProFund	89,642,977	—	—	—	3,127,637	92,770,614
UltraLatin America ProFund	366,751	—	—	—	265,632	632,383
Short Small-Cap ProFund	692,010	—	—	(58,296,277)	(166,751)	(57,771,018)
Short NASDAQ-100 ProFund	604,823	—	—	(34,781,675)	(198,620)	(34,375,472)
UltraShort Mid-Cap ProFund	423,720	—	—	(14,560,990)	(227,700)	(14,364,970)
UltraShort Small-Cap ProFund	5,391,670	—	—	(185,301,081)	(2,220,659)	(182,130,070)
UltraShort Dow 30 ProFund	584,544	—	—	(12,417,028)	(53,944)	(11,886,428)
UltraShort International ProFund	1,126,867	—	—	(53,585,177)	(124,287)	(52,582,597)
UltraShort Emerging Markets ProFund	2,171,343	—	—	(104,264,468)	(191,480)	(102,284,605)
UltraShort Latin America ProFund	235	—	—	(28,985)	(829)	(29,579)
UltraShort Japan ProFund	237,702	—	—	(2,337,218)	(12,194)	(2,111,710)
Banks UltraSector ProFund	91,969	—	—	(647,771)	27,773	(528,029)
Basic Materials UltraSector ProFund	383,628	—	—	(2,890,311)	9,601,145	7,094,462
Biotechnology UltraSector ProFund	—	—	—	(12,948,114)	4,340,170	(8,607,944)

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Consumer Goods UltraSector ProFund	$53,596	$—	$—	$(247,928)	$344,630	$150,298
Consumer Services UltraSector ProFund	—	—	—	(145,952)	18,592	(127,360)
Financials UltraSector ProFund	159,315	—	—	(5,102,353)	626,894	(4,316,144)
Health Care UltraSector ProFund	120,271	—	—	(6,032,653)	1,877,577	(4,034,805)
Industrials UltraSector ProFund	68,425	—	—	(3,956,485)	948,579	(2,939,481)
Internet UltraSector ProFund	—	—	—	(4,455,096)	6,932,706	2,477,610
Mobile Telecommunications UltraSector ProFund	25,178	—	—	(3,579,636)	202,174	(3,352,284)
Oil & Gas UltraSector ProFund	4,185,022	415,466	—	—	62,395,990	66,996,478
Oil Equipment, Services & Distribution UltraSector ProFund	782,352	2,511	—	—	4,599,631	5,384,494
Pharmaceuticals UltraSector ProFund	180,599	—	—	(6,083,880)	558,643	(5,344,638)
Precious Metals UltraSector ProFund	7,833,557	—	—	—	5,216,933	13,050,490
Real Estate UltraSector ProFund	123,487	—	—	(11,080,090)	3,567,931	(7,388,672)
Semiconductor UltraSector ProFund	46,931	—	—	(29,501,256)	(271,640)	(29,725,965)
Technology UltraSector ProFund	31,740	—	—	(8,341,787)	3,639,779	(4,670,268)
Telecommunications UltraSector ProFund	1,780,901	1,147,907	—	—	2,716,978	5,645,786
Utilities UltraSector ProFund	—	—	—	—	9,626,868	9,626,868
Short Oil & Gas ProFund	443,553	—	—	(9,893,047)	(831,569)	(10,281,063)
Short Precious Metals ProFund	810,622	—	—	(15,805,685)	(3,026,434)	(18,021,497)
Short Real Estate ProFund	3,311,884	—	—	(20,881,444)	(2,172,361)	(19,741,921)
U.S. Government Plus ProFund	560,666	—	(72,925)	—	(27,345)	460,396
Rising Rates Opportunity 10 ProFund	600,296	—	—	(2,018,636)	171,251	(1,247,089)
Rising Rates Opportunity ProFund	3,965,465	—	—	(121,716,837)	2,009,020	(115,742,352)
Rising U.S. Dollar ProFund	515,243	—	—	(2,740,246)	—	(2,225,003)
Falling U.S. Dollar ProFund	1,863,312	4,099,402	—	—	1,930,795	7,893,509

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax years.

At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$70,317,793	$3,241,826	$(184,762)	$3,057,064
Mid-Cap ProFund	7,125,279	623,340	(44,529)	578,811
Small-Cap ProFund	10,822,050	—	(765,532)	(765,532)
NASDAQ-100 ProFund	14,233,874	4,938,224	(156,515)	4,781,709
Large-Cap Value ProFund	13,941,486	737,275	(145,017)	592,258

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2008

(unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large-Cap Growth ProFund	$21,019,374	$103,267	$(706,058)	$(602,791)
Mid-Cap Value ProFund	8,267,465	—	(1,378,758)	(1,378,758)
Mid-Cap Growth ProFund	9,963,340	—	(273,853)	(273,853)
Small-Cap Value ProFund	17,013,977	—	(585,069)	(585,069)
Small-Cap Growth ProFund	7,213,928	2,043,494	(281,134)	1,762,360
Europe 30 ProFund	6,414,005	—	(169,094)	(169,094)
UltraBull ProFund	108,819,718	—	(8,736,142)	(8,736,142)
UltraMid-Cap ProFund	42,981,280	5,172,641	(1,048,125)	4,124,516
UltraSmall-Cap ProFund	83,782,880	4,380,220	(5,505,016)	(1,124,796)
UltraDow 30 ProFund	29,793,710	3,563,055	(129,945)	3,433,110
UltraNASDAQ-100 ProFund	281,653,911	—	(64,927,619)	(64,927,619)
UltraInternational ProFund	22,798,000	—	—	—
UltraEmerging Markets ProFund	245,579,000	—	—	—
UltraLatin America ProFund	11,217,545	419,921	(1,181,290)	(761,369)
UltraJapan ProFund	42,148,601	—	—	—
Bear ProFund	137,751,143	—	—	—
Short Small-Cap ProFund	42,289,499	—	—	—
Short NASDAQ-100 ProFund	10,045,319	—	—	—
UltraBear ProFund	139,808,949	—	—	—
UltraShort Mid-Cap ProFund	17,300,098	—	—	—
UltraShort Small-Cap ProFund	224,922,151	—	—	—
UltraShort Dow 30 ProFund	18,147,950	—	—	—
UltraShort NASDAQ-100 ProFund	102,713,060	—	—	—
UltraShort International ProFund	36,237,000	—	—	—
UltraShort Emerging Markets ProFund	42,583,000	—	—	—
UltraShort Latin America ProFund	2,444,000	—	—	—
UltraShort Japan ProFund	29,962,600	—	—	—
Banks UltraSector ProFund	12,920,731	—	(168,439)	(168,439)
Basic Materials UltraSector ProFund	49,182,107	3,518,667	(566,346)	2,952,321
Biotechnology UltraSector ProFund	33,243,310	2,188,470	(428,878)	1,759,592
Consumer Goods UltraSector ProFund	1,779,019	167,077	(4,322)	162,755
Consumer Services UltraSector ProFund	2,271,600	23,906	(7,711)	16,195
Financials UltraSector ProFund	15,288,459	—	(308,884)	(308,884)
Health Care UltraSector ProFund	18,847,155	511,942	(336,543)	175,399
Industrials UltraSector ProFund	3,543,723	109,917	(23,132)	86,785
Internet UltraSector ProFund	9,396,512	3,027,087	(54,601)	2,972,486
Mobile Telecommunications UltraSector ProFund	5,306,469	—	(2,535,418)	(2,535,418)
Oil & Gas UltraSector ProFund	89,351,843	45,405,399	(101,905)	45,303,494
Oil Equipment, Services & Distribution UltraSector ProFund	22,598,126	—	(439,546)	(439,546)
Pharmaceuticals UltraSector ProFund	5,179,423	—	(192,844)	(192,844)
Precious Metals UltraSector ProFund	153,887,000	—	—	—
Real Estate UltraSector ProFund	20,267,553	—	(579,458)	(579,458)
Semiconductor UltraSector ProFund	12,102,472	—	(1,658,218)	(1,658,218)
Technology UltraSector ProFund	8,618,963	350,119	(117,337)	232,782
Telecommunications UltraSector ProFund	5,225,353	390,154	(124,535)	265,619
Utilities UltraSector ProFund	38,608,635	5,956,558	(233,072)	5,723,486
Short Oil & Gas ProFund	56,636,000	—	—	—
Short Precious Metals ProFund	13,182,000	—	—	—
Short Real Estate ProFund	114,192,000	—	—	—
U.S. Government Plus ProFund	57,765,733	939,289	(400,147)	539,142
Rising Rates Opportunity 10 ProFund	11,492,873	—	—	—
Rising Rates Opportunity ProFund	130,090,491	—	—	—
Rising U.S. Dollar ProFund	8,542,000	—	—	—
Falling U.S. Dollar ProFund	69,881,000	—	—	—

PROFUNDS

Board Approval of Investment Advisory Agreements

(unaudited)

At a meeting held on September 19, 2007, the Board of Trustees (the “Board”), including the Independent Trustees, unanimously approved the investment advisory agreement (the “Advisory Agreement”) with ProFund Advisors LLC (the “Advisor”) on behalf of each Fund. In determining whether it was appropriate to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) copies of the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information from prior periods; (vii) detailed comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) assets and accounts managed by Portfolio Managers; and (x) information regarding brokerage allocation and best execution, including a summary of the Advisor’s review of trade execution for the past four calendar quarters. The Board also received information regarding the Advisor’s compliance program, including practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board carefully evaluated this information, and was advised by fund counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all of the information that had been provided and considered all of the factors it considered relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) investment performance; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with each Fund; (iv) the extent to which economies of scale might be realized as each Fund grows; and (v) whether fee levels reflect economies of scale, if any, for the benefit of the Fund shareholders.

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor as well as the systems, processes and resources required to manage the Funds effectively, which might not be present at other investment advisory organizations. The Board took note of the special skills needed to manage the Funds. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Fund’s ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information regarding how brokerage for each Fund was allocated. Finally, the Board reviewed the Advisor’s compliance program. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. Based upon its review, the Board concluded that the investment advisory services provided by the Advisor were of high quality, that the Advisor was reasonably successful in achieving the investment goals of each Fund, and that the Advisor’s services benefited the Funds’ shareholders, particularly in light of the nature of the Funds and the services required to support them.

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trust. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there are few fund complexes with substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve the objectives of the Funds on their own, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect or “fall-out” benefits that the Advisor derived from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, best execution will remain the main driver of trade allocation and it will not allocate brokerage in return for research or other non-brokerage services. The Trustees concluded that the Management Services Agreement was in the best interests of the Funds and their shareholders; that the services to be performed were required for the operation of the Funds; and that the Advisor could provide services the nature and quality of which were at least equal to those provided by others offering the same or similar services; and that the fees were reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

The Board also considered the financial condition of the Advisor, which it found to be sound based upon a review of financial statements and discussions with officers of the Advisor. The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered the fact that the Advisor waived its fees and/or reimbursed expenses with respect to specific Funds, and an undertaking by the Advisor to institute additional waivers in the future should the aggregate assets of the ProFunds and Access One Trusts and the assets of individual portfolios thereof grow to exceed specified levels.

PROFUNDS

Board Approval of Investment Advisory Agreements (continued)

(unaudited)

The Board, including the Independent Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of each Fund. The Board indicated to the Advisor that it intends to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

ProFunds™

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average™,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

01/08

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2008
(unaudited)

	Shares	Value
Common Stocks (94.3%)
3M Co. (Miscellaneous Manufacturing)	4,061	$323,459
Abbott Laboratories (Pharmaceuticals)	8,835	497,410
Abercrombie & Fitch Co. - Class A (Retail)	465	37,056
ACE, Ltd.ADR (Insurance)	1,860	108,512
Adobe Systems, Inc.* (Software)	3,286	114,780
Advanced Micro Devices, Inc.* (Semiconductors)	3,441	26,289
Aetna, Inc. (Healthcare - Services)	2,852	151,898
Affiliated Computer Services, Inc. - Class A* (Computers)	558	27,203
AFLAC, Inc. (Insurance)	2,790	171,111
Agilent Technologies, Inc.* (Electronics)	2,201	74,636
Air Products & Chemicals, Inc. (Chemicals)	1,209	108,834
Akamai Technologies, Inc.* (Internet)	930	28,086
Alcoa, Inc. (Mining)	4,836	160,072
Allegheny Energy, Inc. (Electric)	930	50,955
Allegheny Technologies, Inc. (Iron/Steel)	558	39,283
Allergan, Inc. (Pharmaceuticals)	1,736	116,642
Allied Waste Industries, Inc.* (Environmental Control)	1,643	16,184
Allstate Corp. (Insurance)	3,255	160,374
Altera Corp. (Semiconductors)	1,922	32,463
Altria Group, Inc. (Agriculture)	12,059	914,313
Amazon.com, Inc.* (Internet)	1,736	134,887
Ambac Financial Group, Inc. (Insurance)	558	6,540
Ameren Corp. (Electric)	1,178	52,786
American Capital Strategies, Ltd. (Investment Companies)	1,085	38,159
American Electric Power, Inc. (Electric)	2,263	96,924
American Express Co. (Diversified Financial Services)	6,696	330,247
American International Group, Inc. (Insurance)	14,539	801,971
American Tower Corp.* (Telecommunications)	2,294	86,094
Ameriprise Financial, Inc. (Diversified Financial Services)	1,302	72,014
AmerisourceBergen Corp. (Pharmaceuticals)	961	44,831
Amgen, Inc.* (Biotechnology)	6,231	290,302
Anadarko Petroleum Corp. (Oil & Gas)	2,666	156,201
Analog Devices, Inc. (Semiconductors)	1,736	49,233
Anheuser-Busch Cos., Inc. (Beverages)	4,185	194,686
AON Corp. (Insurance)	1,674	72,852
Apache Corp. (Oil & Gas)	1,891	180,477
Apartment Investment and Management Co. - Class A (REIT)	527	20,890
Apollo Group, Inc. - Class A* (Commercial Services)	775	61,799
Apple Computer, Inc.* (Computers)	4,991	675,582
Applera Corp. - Applied Biosystems Group (Electronics)	961	30,300
Applied Materials, Inc. (Semiconductors)	7,874	141,102
Archer-Daniels-Midland Co. (Agriculture)	3,658	161,135
Ashland, Inc. (Chemicals)	310	14,114
Assurant, Inc. (Insurance)	527	34,197
AT&T, Inc. (Telecommunications)	34,751	1,337,566
Autodesk, Inc.* (Software)	1,302	53,577
Automatic Data Processing, Inc. (Software)	3,007	121,994
AutoNation, Inc.* (Retail)	775	12,617
AutoZone, Inc.* (Retail)	248	29,978
Avalonbay Communities, Inc. (REIT)	434	40,774
Avery Dennison Corp. (Household Products/Wares)	589	30,522
Avon Products, Inc. (Cosmetics/Personal Care)	2,449	85,764
Baker Hughes, Inc. (Oil & Gas Services)	1,798	116,744
Ball Corp. (Packaging & Containers)	558	25,607
Bank of America Corp. (Banks)	25,420	1,127,377
Bank of New York Mellon Corp. (Banks)	6,510	303,561
Bard (C.R.), Inc. (Healthcare - Products)	558	53,886
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	589	30,740
Baxter International, Inc. (Healthcare - Products)	3,627	220,304
BB&T Corp. (Banks)	3,131	113,593
Bear Stearns Cos., Inc. (Diversified Financial Services)	651	58,785
Becton, Dickinson & Co. (Healthcare - Products)	1,395	120,709
Bed Bath & Beyond, Inc.* (Retail)	1,488	47,973
Bemis Co., Inc. (Packaging & Containers)	558	15,166
Best Buy Co., Inc. (Retail)	1,984	96,839
Big Lots, Inc.* (Retail)	496	8,611
Biogen Idec, Inc.* (Biotechnology)	1,674	102,030
BJ Services Co. (Oil & Gas Services)	1,674	36,410
Black & Decker Corp. (Hand/Machine Tools)	341	24,736
BMC Software, Inc.* (Software)	1,116	35,757
Boeing Co. (Aerospace/Defense)	4,433	368,737
Boston Properties, Inc. (REIT)	682	62,689
Boston Scientific Corp.* (Healthcare - Products)	7,688	93,255
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,315	262,395
Broadcom Corp. - Class A* (Semiconductors)	2,697	59,550
Brown-Forman Corp. (Beverages)	465	29,286
Brunswick Corp. (Leisure Time)	496	9,419
Burlington Northern Santa Fe Corp. (Transportation)	1,705	147,517
C.H. Robinson Worldwide, Inc. (Transportation)	961	53,374
CA, Inc. (Software)	2,232	49,171
Cameron International Corp.* (Oil & Gas Services)	1,240	49,922
Campbell Soup Co. (Food)	1,271	40,176
Capital One Financial Corp. (Diversified Financial Services)	2,232	122,336

See notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Cardinal Health, Inc. (Pharmaceuticals)	2,046	$118,607
Carnival Corp. - Class AADR (Leisure Time)	2,480	110,335
Caterpillar, Inc. (Machinery - Construction & Mining)	3,627	258,025
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,116	21,662
CBS Corp. - Class B (Media)	3,906	98,392
Celgene Corp.* (Biotechnology)	2,201	123,498
CenterPoint Energy, Inc. (Electric)	1,829	29,282
Centex Corp. (Home Builders)	682	18,946
CenturyTel, Inc. (Telecommunications)	620	22,884
Chesapeake Energy Corp. (Oil & Gas)	2,573	95,793
ChevronTexaco Corp. (Oil & Gas)	12,090	1,021,605
Chubb Corp. (Insurance)	2,170	112,384
Ciena Corp.* (Telecommunications)	465	12,615
CIGNA Corp. (Insurance)	1,581	77,722
Cincinnati Financial Corp. (Insurance)	930	35,842
Cintas Corp. (Textiles)	744	24,418
Circuit City Stores, Inc. (Retail)	961	5,228
Cisco Systems, Inc.* (Telecommunications)	34,751	851,399
CIT Group, Inc. (Diversified Financial Services)	1,085	30,337
Citigroup, Inc. (Diversified Financial Services)	28,613	807,459
Citizens Communications Co. (Telecommunications)	1,860	21,334
Citrix Systems, Inc.* (Software)	1,085	37,563
Clear Channel Communications, Inc. (Media)	2,852	87,585
Clorox Co. (Household Products/Wares)	775	47,523
CME Group, Inc. (Diversified Financial Services)	310	191,859
CMS Energy Corp. (Electric)	1,271	19,917
Coach, Inc.* (Apparel)	2,108	67,561
Coca-Cola Co. (Beverages)	11,377	673,177
Coca-Cola Enterprises, Inc. (Beverages)	1,612	37,189
Cognizant Technology Solutions Corp.* (Computers)	1,643	45,840
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,914	224,378
Comcast Corp. - Special Class A* (Media)	17,608	319,761
Comerica, Inc. (Banks)	837	36,510
Commerce Bancorp, Inc. (Banks)	1,116	42,531
Computer Sciences Corp.* (Computers)	992	41,981
Compuware Corp.* (Software)	1,612	13,702
ConAgra Foods, Inc. (Food)	2,790	60,069
ConocoPhillips (Oil & Gas)	9,145	734,526
CONSOL Energy, Inc. (Coal)	1,023	74,679
Consolidated Edison, Inc. (Electric)	1,550	67,549
Constellation Brands, Inc.* (Beverages)	1,085	22,677
Constellation Energy Group, Inc. (Electric)	1,023	96,121
Convergys Corp.* (Commercial Services)	744	11,539
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	1,023	45,564
Corning, Inc. (Telecommunications)	9,021	217,135
Costco Wholesale Corp. (Retail)	2,480	168,491
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,317	23,086
Coventry Health Care, Inc.* (Healthcare - Services)	868	49,111
Covidien, Ltd.ADR (Healthcare - Products)	2,852	127,285
CSX Corp. (Transportation)	2,387	115,722
Cummins, Inc. (Machinery-Diversified)	1,116	53,880
CVS Corp. (Retail)	8,463	330,649
D.R. Horton, Inc. (Home Builders)	1,581	27,272
Danaher Corp. (Miscellaneous Manufacturing)	1,426	106,166
Darden Restaurants, Inc. (Retail)	806	22,826
Dean Foods Co. (Food)	744	20,832
Deere & Co. (Machinery-Diversified)	2,542	223,086
Dell, Inc.* (Computers)	12,834	257,193
Developers Diversified Realty Corp. (REIT)	682	28,064
Devon Energy Corp. (Oil & Gas)	2,542	216,019
Dillards, Inc. - Class A (Retail)	310	6,147
DIRECTV Group, Inc.* (Media)	4,092	92,397
Discover Financial Services (Diversified Financial Services)	2,728	47,740
Dominion Resources, Inc. (Electric)	3,348	143,964
Dover Corp. (Miscellaneous Manufacturing)	1,116	45,042
DTE Energy Co. (Electric)	930	39,665
Du Pont (Chemicals)	5,146	232,496
Duke Energy Corp. (Electric)	7,223	134,781
Dynegy, Inc. - Class A* (Electric)	2,821	19,803
E* TRADE Financial Corp.* (Diversified Financial Services)	2,418	12,017
Eastman Chemical Co. (Chemicals)	434	28,674
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,643	32,745
Eaton Corp. (Miscellaneous Manufacturing)	837	69,270
eBay, Inc.* (Internet)	6,510	175,054
Ecolab, Inc. (Chemicals)	992	47,864
Edison International (Electric)	1,860	97,018
El Paso Corp. (Pipelines)	3,999	65,904
Electronic Arts, Inc.* (Software)	1,798	85,171
Electronic Data Systems Corp. (Computers)	2,914	58,571
Eli Lilly & Co. (Pharmaceuticals)	5,642	290,676
Embarq Corp. (Telecommunications)	868	39,320
EMC Corp.* (Computers)	12,028	190,884
Emerson Electric Co. (Electrical Components & Equipment)	4,495	228,526
Ensco International, Inc. (Oil & Gas)	806	41,203
Entergy Corp. (Electric)	1,085	117,375
EOG Resources, Inc. (Oil & Gas)	1,395	122,062
Equifax, Inc. (Commercial Services)	744	27,595
Equity Residential Properties Trust (REIT)	1,550	57,986
Exelon Corp. (Electric)	3,782	288,151
Expedia, Inc.* (Internet)	1,178	27,118

See notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Expeditors International of Washington, Inc. (Transportation)	1,209	$57,174
Express Scripts, Inc.* (Pharmaceuticals)	1,426	96,241
Exxon Mobil Corp. (Oil & Gas)	31,310	2,705,184
Family Dollar Stores, Inc. (Retail)	775	16,298
Fannie Mae (Diversified Financial Services)	5,580	188,939
Federated Investors, Inc. - Class B (Diversified Financial Services)	465	19,795
FedEx Corp. (Transportation)	1,767	165,179
Fidelity National Information Services, Inc. (Software)	961	40,794
Fifth Third Bancorp (Banks)	3,038	82,330
First Horizon National Corp. (Banks)	713	15,451
FirstEnergy Corp. (Electric)	1,736	123,638
Fiserv, Inc.* (Software)	930	47,774
Fluor Corp. (Engineering & Construction)	496	60,348
Ford Motor Co.* (Auto Manufacturers)	12,090	80,278
Forest Laboratories, Inc.* (Pharmaceuticals)	1,767	70,274
Fortune Brands, Inc. (Household Products/Wares)	868	60,691
FPL Group, Inc. (Electric)	2,325	149,916
Franklin Resources, Inc. (Diversified Financial Services)	899	93,703
Freddie Mac (Diversified Financial Services)	3,782	114,935
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,170	193,195
GameStop Corp. - Class A* (Retail)	899	46,505
Gannett Co., Inc. (Media)	1,302	48,174
General Dynamics Corp. (Aerospace/Defense)	2,294	193,751
General Electric Co. (Miscellaneous Manufacturing)	57,908	2,050,522
General Growth Properties, Inc. (REIT)	1,395	50,945
General Mills, Inc. (Food)	1,922	104,960
General Motors Corp. (Auto Manufacturers)	3,224	91,271
Genuine Parts Co. (Distribution/Wholesale)	961	42,217
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,511	61,118
Genzyme Corp.* (Biotechnology)	1,519	118,679
Gilead Sciences, Inc.* (Pharmaceuticals)	5,332	243,619
Goodrich Corp. (Aerospace/Defense)	713	44,598
Google, Inc. - Class A* (Internet)	1,302	734,719
H & R Block, Inc. (Commercial Services)	1,860	35,842
Halliburton Co. (Oil & Gas Services)	5,022	166,580
Harley-Davidson, Inc. (Leisure Time)	1,364	55,351
Harman International Industries, Inc. (Home Furnishings)	341	15,880
Hartford Financial Services Group, Inc. (Insurance)	1,798	145,224
Hasbro, Inc. (Toys/Games/Hobbies)	837	21,737
Heinz (H.J.) Co. (Food)	1,798	76,523
Hercules, Inc. (Chemicals)	651	11,412
Hess Corp. (Oil & Gas)	1,581	143,602
Hewlett-Packard Co. (Computers)	14,756	645,575
Home Depot, Inc. (Retail)	9,672	296,640
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,278	252,701
Hospira, Inc.* (Pharmaceuticals)	899	36,958
Host Marriott Corp. (REIT)	2,976	49,818
Hudson City Bancorp, Inc. (Savings & Loans)	2,976	48,747
Humana, Inc.* (Healthcare - Services)	961	77,168
Huntington Bancshares, Inc. (Banks)	2,077	27,936
IAC/InterActiveCorp* (Internet)	1,054	27,341
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,356	118,742
IMS Health, Inc. (Software)	1,085	25,921
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	1,550	61,256
Integrys Energy Group, Inc. (Electric)	434	21,101
Intel Corp. (Semiconductors)	33,511	710,433
IntercontinentalExchange, Inc.* (Diversified Financial Services)	372	52,065
International Business Machines Corp. (Computers)	7,874	845,195
International Flavors & Fragrances, Inc. (Chemicals)	465	19,814
International Game Technology (Entertainment)	1,798	76,721
International Paper Co. (Forest Products & Paper)	2,449	78,980
Interpublic Group of Cos., Inc.* (Advertising)	2,697	24,084
Intuit, Inc.* (Software)	1,891	58,035
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,023	60,797
J.C. Penney Co., Inc. (Retail)	1,271	60,258
J.P. Morgan Chase & Co. (Diversified Financial Services)	19,251	915,385
Jabil Circuit, Inc. (Electronics)	1,178	15,609
Jacobs Engineering Group, Inc.* (Engineering & Construction)	682	52,132
Janus Capital Group, Inc. (Diversified Financial Services)	868	23,445
JDS Uniphase Corp.* (Telecommunications)	1,240	12,908
Johnson & Johnson (Healthcare - Products)	16,399	1,037,401
Johnson Controls, Inc. (Auto Parts & Equipment)	3,379	119,515
Jones Apparel Group, Inc. (Apparel)	465	7,812
Juniper Networks, Inc.* (Telecommunications)	2,976	80,798
KB Home (Home Builders)	434	11,935
Kellogg Co. (Food)	1,488	71,275
KeyCorp (Banks)	2,201	57,556
Kimberly-Clark Corp. (Household Products/Wares)	2,418	158,742
Kimco Realty Corp. (REIT)	1,426	51,065
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,395	14,634
KLA -Tencor Corp. (Semiconductors)	1,023	42,741
Kohls Corp.* (Retail)	1,798	82,061
Kraft Foods, Inc. (Food)	8,866	259,419
Kroger Co. (Food)	3,875	98,619

See notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
L-3 Communications Holdings, Inc. (Aerospace/Defense)	713	$79,022
Laboratory Corp. of America Holdings* (Healthcare - Services)	651	48,096
Legg Mason, Inc. (Diversified Financial Services)	744	53,568
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	961	18,278
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	3,038	194,948
Lennar Corp. - Class A (Home Builders)	775	15,965
Leucadia National Corp. (Holding Companies - Diversified)	961	42,447
Lexmark International, Inc. - Class A* (Computers)	527	19,083
Limited, Inc. (Retail)	1,767	33,732
Lincoln National Corp. (Insurance)	1,519	82,573
Linear Technology Corp. (Semiconductors)	1,271	35,169
Liz Claiborne, Inc. (Apparel)	558	12,215
Lockheed Martin Corp. (Aerospace/Defense)	1,984	214,113
Loews Corp. (Insurance)	2,511	117,239
Lowe’s Cos., Inc. (Retail)	8,370	221,303
LSI Logic Corp.* (Semiconductors)	4,030	21,037
M&T Bank Corp. (Banks)	403	36,983
Macy’s, Inc. (Retail)	2,480	68,547
Manitowoc Co. (Machinery-Diversified)	744	28,361
Marathon Oil Corp. (Oil & Gas)	4,061	190,258
Marriott International, Inc. - Class A (Lodging)	1,767	63,541
Marsh & McLennan Cos., Inc. (Insurance)	2,976	82,138
Marshall & Ilsley Corp. (Banks)	1,457	40,650
Masco Corp. (Building Materials)	2,108	48,336
Mattel, Inc. (Toys/Games/Hobbies)	2,077	43,638
MBIA, Inc. (Insurance)	713	11,052
McCormick & Co., Inc. (Food)	713	24,042
McDonald’s Corp. (Retail)	6,758	361,891
McGraw-Hill Cos., Inc. (Media)	1,860	79,534
McKesson Corp. (Commercial Services)	1,643	103,164
MeadWestvaco Corp. (Forest Products & Paper)	1,054	29,512
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,038	152,143
Medtronic, Inc. (Healthcare - Products)	6,479	301,727
MEMC Electronic Materials, Inc.* (Semiconductors)	1,302	93,041
Merck & Co., Inc. (Pharmaceuticals)	12,462	576,741
Meredith Corp. (Media)	217	10,197
Merrill Lynch & Co., Inc. (Diversified Financial Services)	4,898	276,247
MetLife, Inc. (Insurance)	4,216	248,618
MGIC Investment Corp. (Insurance)	465	8,603
Microchip Technology, Inc. (Semiconductors)	1,209	38,579
Micron Technology, Inc.* (Semiconductors)	4,340	30,510
Microsoft Corp. (Software)	46,097	1,502,762
Millipore Corp.* (Biotechnology)	310	21,747
Molex, Inc. (Electrical Components & Equipment)	806	19,376
Molson Coors Brewing Co. - Class B (Beverages)	775	34,619
Monsanto Co. (Agriculture)	3,131	352,050
Monster Worldwide, Inc.* (Internet)	713	19,857
Moody’s Corp. (Commercial Services)	1,209	42,303
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	6,076	300,337
Motorola, Inc. (Telecommunications)	13,082	150,835
Murphy Oil Corp. (Oil & Gas)	1,054	77,511
Mylan Laboratories, Inc. (Pharmaceuticals)	1,705	25,422
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,612	43,879
National City Corp. (Banks)	3,627	64,524
National Semiconductor Corp. (Semiconductors)	1,333	24,567
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,015	121,363
Network Appliance, Inc.* (Computers)	1,953	45,349
Newell Rubbermaid, Inc. (Housewares)	1,581	38,134
Newmont Mining Corp. (Mining)	2,573	139,817
News Corp. - Class A (Media)	13,237	250,179
Nicor, Inc. (Gas)	248	10,168
NIKE, Inc. - Class B (Apparel)	2,201	135,934
NiSource, Inc. (Electric)	1,550	29,435
Noble Corp.ADR (Oil & Gas)	1,519	66,487
Noble Energy, Inc. (Oil & Gas)	961	69,749
Nordstrom, Inc. (Retail)	1,054	41,001
Norfolk Southern Corp. (Transportation)	2,201	119,712
Northern Trust Corp. (Banks)	1,085	79,596
Northrop Grumman Corp. (Aerospace/Defense)	1,922	152,530
Novell, Inc.* (Software)	1,984	12,618
Novellus Systems, Inc.* (Semiconductors)	651	15,468
Nucor Corp. (Iron/Steel)	1,643	94,965
NVIDIA Corp.* (Semiconductors)	3,162	77,754
NYSE Euronext (Diversified Financial Services)	1,519	119,469
Occidental Petroleum Corp. (Oil & Gas)	4,743	321,907
Office Depot, Inc.* (Retail)	1,550	22,987
OfficeMax, Inc. (Retail)	403	9,982
Omnicom Group, Inc. (Advertising)	1,860	84,388
Oracle Corp.* (Software)	22,599	464,409
PACCAR, Inc. (Auto Manufacturers)	2,108	98,907
Pactiv Corp.* (Packaging & Containers)	744	21,286
Pall Corp. (Miscellaneous Manufacturing)	682	25,159
Parker Hannifin Corp. (Miscellaneous Manufacturing)	961	64,973
Patriot Coal Corp.* (Coal)	129	5,128
Patterson Cos., Inc.* (Healthcare - Products)	775	24,831
Paychex, Inc. (Commercial Services)	1,891	61,874
Peabody Energy Corp. (Coal)	1,488	80,382
Pepco Holdings, Inc. (Electric)	1,147	29,203

See notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	9,207	$627,825
PerkinElmer, Inc. (Electronics)	651	16,203
Pfizer, Inc. (Pharmaceuticals)	39,122	915,064
PG&E Corp. (Electric)	2,015	82,696
Pinnacle West Capital Corp. (Electric)	558	21,438
Pitney Bowes, Inc. (Office/Business Equipment)	1,240	45,508
Plum Creek Timber Co., Inc. (Forest Products & Paper)	961	40,122
PNC Financial Services Group (Banks)	1,984	130,190
Polo Ralph Lauren Corp. (Apparel)	310	18,783
PPG Industries, Inc. (Chemicals)	930	61,464
PPL Corp. (Electric)	2,108	103,123
Praxair, Inc. (Chemicals)	1,798	145,476
Precision Castparts Corp. (Metal Fabricate/Hardware)	775	88,195
Principal Financial Group, Inc. (Insurance)	1,488	88,700
Procter & Gamble Co. (Cosmetics/Personal Care)	17,794	1,173,514
Progress Energy, Inc. (Electric)	1,457	65,813
Progress Energy, Inc.CVO* (Electric)	189	0
Progressive Corp. (Insurance)	3,999	74,221
ProLogis (REIT)	1,457	86,473
Prudential Financial, Inc. (Insurance)	2,573	217,084
Public Service Enterprise Group, Inc. (Electric)	1,457	139,872
Public Storage, Inc. (REIT)	713	55,792
Pulte Homes, Inc. (Home Builders)	1,209	19,755
QLogic Corp.* (Semiconductors)	775	11,083
Qualcomm, Inc. (Telecommunications)	9,362	397,136
Quest Diagnostics, Inc. (Healthcare - Services)	868	42,810
Questar Corp. (Pipelines)	961	48,925
Qwest Communications International, Inc. (Telecommunications)	8,990	52,861
R.R. Donnelley & Sons Co. (Commercial Services)	1,209	42,182
RadioShack Corp. (Retail)	744	12,908
Range Resources Corp. (Oil & Gas)	837	43,708
Raytheon Co. (Aerospace/Defense)	2,449	159,528
Regions Financial Corp. (Banks)	3,968	100,152
Reynolds American, Inc. (Agriculture)	961	60,860
Robert Half International, Inc. (Commercial Services)	899	24,974
Rockwell Collins, Inc. (Aerospace/Defense)	930	58,776
Rockwell International Corp. (Machinery-Diversified)	837	47,726
Rohm & Haas Co. (Chemicals)	713	38,039
Rowan Cos., Inc. (Oil & Gas)	620	21,105
Ryder System, Inc. (Transportation)	310	16,139
SAFECO Corp. (Insurance)	527	28,126
Safeway, Inc. (Food)	2,511	77,816
SanDisk Corp.* (Computers)	1,302	33,136
Sara Lee Corp. (Food)	4,123	57,969
Schering-Plough Corp. (Pharmaceuticals)	9,269	181,394
Schlumberger, Ltd.ADR (Oil & Gas Services)	6,851	516,976
Seagate Technology, Inc.* (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	899	23,509
Sears Holdings Corp.* (Retail)	403	44,527
Sempra Energy (Gas)	1,488	83,179
Sherwin-Williams Co. (Chemicals)	589	33,697
Sigma-Aldrich Corp. (Chemicals)	744	36,947
Simon Property Group, Inc. (REIT)	1,271	113,602
SLM Corp. (Diversified Financial Services)	2,356	51,243
Smith International, Inc. (Oil & Gas Services)	1,147	62,179
Snap-on, Inc. (Hand/Machine Tools)	310	15,227
Southern Co. (Electric)	4,340	157,759
Southwest Airlines Co. (Airlines)	4,185	49,090
Sovereign Bancorp, Inc. (Savings & Loans)	2,046	25,514
Spectra Energy Corp. (Pipelines)	3,596	82,133
Sprint Corp. (Telecommunications)	16,275	171,376
St. Jude Medical, Inc.* (Healthcare - Products)	1,953	79,116
Staples, Inc. (Retail)	4,030	96,478
Starbucks Corp.* (Retail)	4,185	79,138
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,116	50,499
State Street Corp. (Banks)	2,201	180,746
Stryker Corp. (Healthcare - Products)	1,364	91,347
Sun Microsystems, Inc.* (Computers)	4,743	83,002
Sunoco, Inc. (Oil & Gas)	651	40,492
SunTrust Banks, Inc. (Banks)	1,984	136,797
SuperValu, Inc. (Food)	1,209	36,343
Symantec Corp.* (Internet)	4,960	88,933
Sysco Corp. (Food)	3,472	100,862
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,488	75,278
Target Corp. (Retail)	4,743	263,616
TECO Energy, Inc. (Electric)	1,178	19,637
Tellabs, Inc.* (Telecommunications)	2,511	17,125
Tenet Healthcare Corp.* (Healthcare - Services)	2,697	11,948
Teradata Corp.* (Computers)	1,023	24,368
Teradyne, Inc.* (Semiconductors)	992	10,882
Terex Corp.* (Machinery - Construction & Mining)	558	32,788
Tesoro Petroleum Corp. (Oil & Gas)	775	30,264
Texas Instruments, Inc. (Semiconductors)	7,998	247,378
Textron, Inc. (Miscellaneous Manufacturing)	1,426	79,927
The AES Corp.* (Electric)	3,813	72,752
The Charles Schwab Corp. (Diversified Financial Services)	5,363	119,595
The Dow Chemical Co. (Chemicals)	5,394	208,532
The E.W. Scripps Co. - Class A (Media)	496	20,197
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	651	27,472
The Gap, Inc. (Retail)	2,666	50,974
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,263	454,343
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,364	34,332
The Hershey Co. (Food)	961	34,788

See notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
The New York Times Co. - Class A (Media)	806	$13,492
The Pepsi Bottling Group, Inc. (Beverages)	775	27,009
The Stanley Works (Hand/Machine Tools)	465	23,882
The Travelers Companies, Inc. (Insurance)	3,689	177,441
The Williams Cos., Inc. (Pipelines)	3,379	108,027
Thermo Electron Corp.* (Electronics)	2,418	124,503
Tiffany & Co. (Retail)	775	30,923
Time Warner, Inc. (Media)	20,708	325,944
Titanium Metals Corp. (Mining)	496	10,783
TJX Cos., Inc. (Retail)	2,480	78,269
Torchmark Corp. (Insurance)	527	32,179
Total System Services, Inc. (Software)	1,085	25,064
Trane, Inc. (Building Materials)	961	43,034
Transocean, Inc.ADR* (Oil & Gas)	1,798	220,435
Tyco Electronics, Ltd.ADR (Electronics)	2,821	95,378
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	2,821	111,035
Tyson Foods, Inc. - Class A (Food)	1,550	22,088
U.S. Bancorp (Banks)	9,889	335,732
Union Pacific Corp. (Transportation)	1,488	186,045
Unisys Corp.* (Computers)	1,984	8,253
United Parcel Service, Inc. - Class B (Transportation)	6,014	439,984
United States Steel Corp. (Iron/Steel)	651	66,474
United Technologies Corp. (Aerospace/Defense)	5,642	414,179
UnitedHealth Group, Inc. (Healthcare - Services)	7,378	375,098
UnumProvident Corp. (Insurance)	2,046	46,281
UST, Inc. (Agriculture)	868	45,101
V. F. Corp. (Apparel)	496	38,376
Valero Energy Corp. (Oil & Gas)	3,131	185,324
Varian Medical Systems, Inc.* (Healthcare - Products)	713	37,069
VeriSign, Inc.* (Internet)	1,240	42,061
Verizon Communications, Inc. (Telecommunications)	16,554	642,957
Viacom, Inc. - Class B* (Media)	3,751	145,389
Vornado Realty Trust (REIT)	744	67,258
Vulcan Materials Co. (Building Materials)	620	48,645
W.W. Grainger, Inc. (Distribution/Wholesale)	372	29,600
Wachovia Corp. (Banks)	11,315	440,493
Wal-Mart Stores, Inc. (Retail)	13,516	687,694
Walgreen Co. (Retail)	5,673	199,179
Walt Disney Co. (Media)	10,912	326,596
Washington Mutual, Inc. (Savings & Loans)	4,960	98,803
Washington Post Co. - Class B (Media)	31	23,064
Waste Management, Inc. (Environmental Control)	2,914	94,530
Waters Corp.* (Electronics)	558	32,057
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	589	15,379
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,922	118,799
WellPoint, Inc.* (Healthcare - Services)	3,255	254,541
Wells Fargo & Co. (Banks)	19,344	657,889
Wendy’s International, Inc. (Retail)	496	12,112
Western Union Co. (Commercial Services)	4,278	95,827
Weyerhaeuser Co. (Forest Products & Paper)	1,178	79,774
Whirlpool Corp. (Home Furnishings)	434	36,938
Whole Foods Market, Inc. (Food)	775	30,566
Windstream Corp. (Telecommunications)	2,728	31,672
Wrigley (WM.) Jr. Co. (Food)	1,240	71,213
Wyeth (Pharmaceuticals)	7,657	304,749
Wyndham Worldwide Corp. (Lodging)	992	23,372
Xcel Energy, Inc. (Electric)	2,387	49,626
Xerox Corp. (Office/Business Equipment)	5,270	81,158
Xilinx, Inc. (Semiconductors)	1,674	36,610
XL Capital, Ltd. - Class AADR (Insurance)	992	44,640
XTO Energy, Inc. (Oil & Gas)	2,759	143,302
Yahoo!, Inc.* (Internet)	7,657	146,861
YUM! Brands, Inc. (Retail)	2,914	99,542
Zimmer Holdings, Inc.* (Healthcare - Products)	1,333	104,334
Zions Bancorp (Banks)	589	32,242

TOTAL COMMON STOCKS (Cost $56,709,618)		68,840,857

	Principal Amount	Value
Repurchase Agreements (6.2%)
Deutsche Bank, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $1,112,086 (Collateralized by $1,140,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $1,137,595)	$1,112,000	1,112,000
HSBC, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $1,588,123 (Collateralized by $1,479,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $1,620,507)	1,588,000	1,588,000
UBS, 2.78%, 2/1/08, dated 1/31/08, with a repurchase price of $1,834,142 (Collateralized by $1,832,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $1,871,510)	1,834,000	1,834,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,534,000)		4,534,000

TOTAL INVESTMENT SECURITIES (Cost $61,243,618)—100.5%		73,374,857
Net other assets (liabilities)—(0.5)%		(380,120)

NET ASSETS—100.0%		$72,994,737

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.

See notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

ADR	American Depositary Receipt
CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring March 2008 (Underlying face amount at value $1,717,813)	25	25,324
S&P 500 Futures Contract expiring March 2008 (Underlying face amount at value $3,092,063)	9	(283,991)

Bull ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising		0.1%
Aerospace/Defense		2.4%
Agriculture		2.2%
Airlines		0.1%
Apparel		0.4%
Auto Manufacturers		0.3%
Auto Parts & Equipment		0.2%
Banks		5.6%
Beverages		2.2%
Biotechnology		0.9%
Building Materials		0.3%
Chemicals		1.4%
Coal		0.2%
Commercial Services		0.7%
Computers		4.2%
Cosmetics/Personal Care		2.0%
Distribution/Wholesale		0.1%
Diversified Financial Services		6.9%
Electric		3.0%
Electrical Components & Equipment		0.3%
Electronics		0.4%
Engineering & Construction		0.2%
Entertainment		0.1%
Environmental Control		0.1%
Food		1.5%
Forest Products & Paper		0.3%
Gas		0.1%
Hand/Machine Tools		NM
Healthcare - Products		3.1%
Healthcare - Services		1.5%
Holding Companies - Diversified		0.1%
Home Builders		NM
Home Furnishings		0.1%
Household Products/Wares		0.4%
Housewares		0.1%
Insurance		4.0%
Internet		1.8%
Investment Companies		0.1%
Iron/Steel		0.3%
Leisure Time		0.3%
Lodging		0.2%
Machinery - Construction & Mining		0.4%
Machinery-Diversified		0.5%
Media		2.2%
Metal Fabricate/Hardware		0.1%
Mining		0.7%
Miscellaneous Manufacturing		4.7%
Office/Business Equipment		0.2%
Oil & Gas		9.5%
Oil & Gas Services		1.8%
Packaging & Containers		NM
Pharmaceuticals		5.6%
Pipelines		0.5%
REIT		1.1%
Real Estate		NM
Retail		4.9%
Savings & Loans		0.2%
Semiconductors		2.3%
Software		3.9%
Telecommunications		5.5%
Textiles		NM
Toys/Games/Hobbies		0.1%
Transportation		1.9%
Other***		5.7%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2008
(unaudited)

	Shares	Value
Common Stocks (80.5%)
3Com Corp.* (Telecommunications)	3,608	$14,901
AAR Corp. * (Aerospace/Defense)	352	10,370
Aaron Rents, Inc. (Commercial Services)	440	8,413
AbitibiBowater, Inc.* (Forest Products & Paper)	264	6,539
ABM Industries, Inc. (Commercial Services)	484	10,028
Acco Brands Corp.* (Household Products/Wares)	484	6,558
ACI Worldwide, Inc.* (Software)	352	5,245
Actuant Corp. - Class A (Miscellaneous Manufacturing)	528	14,430
Acuity Brands, Inc. (Miscellaneous Manufacturing)	352	16,020
Administaff, Inc. (Commercial Services)	264	7,923
ADTRAN, Inc. (Telecommunications)	528	10,988
Advance America Cash Advance Centers, Inc. (Commercial Services)	704	6,301
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	396	4,281
Advanta Corp. - Class B (Diversified Financial Services)	396	3,956
Advisory Board Co.* (Commercial Services)	220	14,018
Aecom Technology Corp.* (Engineering & Construction)	396	9,753
Aeropostale, Inc.* (Retail)	572	16,113
AFC Enterprises, Inc.* (Retail)	528	4,895
Affymetrix, Inc.* (Biotechnology)	572	11,474
Aftermarket Technology Corp.* (Auto Parts & Equipment)	308	7,826
Agilysys, Inc. (Computers)	396	6,027
AirTran Holdings, Inc.* (Airlines)	880	7,594
Alaska Air Group, Inc.* (Airlines)	396	10,019
Alaska Communications Systems Group, Inc. (Telecommunications)	660	9,266
Albany International Corp. - Class A (Machinery-Diversified)	308	10,783
Alesco Financial, Inc. (REIT)	1,056	3,812
Alexandria Real Estate Equities, Inc. (REIT)	220	21,611
Alexion Pharmaceuticals, Inc.* (Biotechnology)	308	20,119
Align Technology, Inc.* (Healthcare - Products)	528	6,220
Alkermes, Inc.* (Pharmaceuticals)	924	12,308
Alliance One International, Inc.* (Agriculture)	1,056	3,981
Allscripts Healthcare Solutions, Inc.* (Software)	484	7,178
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	484	14,539
Alpha Natural Resources, Inc.* (Coal)	660	22,084
Alpharma, Inc. - Class A* (Pharmaceuticals)	396	8,126
AMAG Pharmaceuticals, Inc.* (Biotechnology)	132	6,806
Amedisys, Inc.* (Healthcare - Services)	264	11,254
AMERCO* (Trucking & Leasing)	132	9,171
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	440	9,570
American Campus Communities, Inc. (REIT)	440	12,694
American Commercial Lines, Inc.* (Transportation)	572	11,589
American Dental Partners, Inc.* (Healthcare - Services)	352	3,112
American Equity Investment Life Holding Co. (Insurance)	836	6,914
American Financial Realty Trust (REIT)	1,540	12,674
American Medical Systems Holdings, Inc.* (Healthcare - Products)	704	10,060
American Physicians Capital, Inc. (Insurance)	264	10,908
American Reprographics Co.* (Software)	308	4,845
American States Water Co. (Water)	484	16,688
American Superconductor Corp.* (Electrical Components & Equipment)	440	8,910
AmericanWest Bancorp (Banks)	660	8,039
AMERIGROUP Corp.* (Healthcare - Services)	484	18,160
Ameris Bancorp (Banks)	528	8,332
Ameristar Casinos, Inc. (Lodging)	308	6,770
Ameron International Corp. (Miscellaneous Manufacturing)	132	11,860
Amkor Technology, Inc.* (Semiconductors)	924	7,059
AMN Healthcare Services, Inc.* (Commercial Services)	396	6,186
ANADIGICS, Inc.* (Semiconductors)	616	6,154
Analogic Corp. (Electronics)	176	10,395
Anixter International, Inc.* (Telecommunications)	220	15,413
ANSYS, Inc.* (Software)	660	23,041
Anworth Mortgage Asset Corp. (REIT)	1,188	10,538
Apex Silver Mines, Ltd.ADR* (Mining)	528	7,524
Apogee Enterprises, Inc. (Building Materials)	352	6,142
Apollo Investment Corp. (Investment Companies)	792	12,023
Applera Corp.-Celera Genomics Group* (Biotechnology)	924	14,156
Applied Industrial Technologies, Inc. (Machinery-Diversified)	440	13,284
Applied Micro Circuits Corp.* (Semiconductors)	836	6,713
Apria Healthcare Group, Inc.* (Healthcare - Services)	396	8,403
AptarGroup, Inc. (Miscellaneous Manufacturing)	572	21,576
Aquila, Inc.* (Electric)	4,048	14,208
Arbitron, Inc. (Commercial Services)	264	10,552
Arch Chemicals, Inc. (Chemicals)	308	10,370
Arena Pharmaceuticals, Inc.* (Biotechnology)	792	5,734
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,452	4,980

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Ariba, Inc.* (Internet)	968	$9,651
Arlington Tankers, Ltd.ADR (Transportation)	528	11,204
Array BioPharma, Inc.* (Pharmaceuticals)	748	4,869
Arris Group, Inc.* (Telecommunications)	924	8,122
ArthroCare Corp.* (Healthcare - Products)	264	10,568
ArvinMeritor, Inc. (Auto Parts & Equipment)	704	9,560
Ashford Hospitality Trust (REIT)	1,188	7,425
Aspen Insurance Holdings, Ltd.ADR (Insurance)	748	21,109
Aspen Technology, Inc.* (Software)	836	11,746
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	836	5,509
Assured Guaranty, Ltd.ADR (Insurance)	616	14,575
Astec Industries, Inc.* (Machinery - Construction & Mining)	220	6,791
Atheros Communications* (Telecommunications)	484	13,218
Atlas America, Inc. (Oil & Gas)	220	11,266
ATMI, Inc.* (Semiconductors)	352	9,258
ATP Oil & Gas Corp.* (Oil & Gas)	220	8,281
Atwood Oceanics, Inc.* (Oil & Gas)	220	18,280
Avid Technology, Inc.* (Software)	396	10,264
Avocent Corp.* (Internet)	484	8,034
Badger Meter, Inc. (Electronics)	352	13,306
Baldor Electric Co. (Hand/Machine Tools)	396	11,991
Bally Technologies, Inc.* (Entertainment)	528	25,154
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	528	8,147
BankFinancial Corp. (Savings & Loans)	880	14,194
Banner Corp. (Banks)	396	10,229
Barnes Group, Inc. (Miscellaneous Manufacturing)	440	11,726
Basic Energy Services, Inc.* (Oil & Gas Services)	440	7,872
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	528	4,900
BearingPoint, Inc.* (Commercial Services)	1,892	3,708
Beazer Homes USA, Inc. (Home Builders)	352	3,069
Belden, Inc. (Electrical Components & Equipment)	352	14,890
Belo Corp. - Class A (Media)	792	13,155
Benchmark Electronics, Inc.* (Electronics)	616	10,934
Berry Petroleum Co. - Class A (Oil & Gas)	352	13,189
Big 5 Sporting Goods Corp. (Retail)	396	4,716
Bill Barrett Corp.* (Oil & Gas)	264	11,027
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	176	16,757
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	880	32,613
BioMed Realty Trust, Inc. (REIT)	660	15,233
Blackbaud, Inc. (Software)	484	13,392
Blackboard, Inc.* (Software)	308	10,774
Blockbuster, Inc. - Class A* (Retail)	2,024	6,315
Blue Nile, Inc.* (Internet)	132	7,293
Bob Evans Farms, Inc. (Retail)	396	11,777
Borders Group, Inc. (Retail)	572	6,441
Borland Software Corp.* (Software)	1,540	3,850
Boston Private Financial Holdings, Inc. (Banks)	528	12,054
Bowne & Co., Inc. (Commercial Services)	528	6,494
Brady Corp. - Class A (Electronics)	440	13,363
Briggs & Stratton Corp. (Machinery-Diversified)	440	9,174
Bright Horizons Family Solutions, Inc.* (Commercial Services)	308	13,112
Brightpoint, Inc.* (Distribution/Wholesale)	528	6,716
Bristow Group, Inc.* (Transportation)	220	11,077
Brooks Automation, Inc.* (Semiconductors)	704	8,652
Brown Shoe Co., Inc. (Retail)	440	7,568
Brush Engineered Materials, Inc.* (Mining)	220	6,296
Buckeye Technologies, Inc.* (Forest Products & Paper)	616	8,100
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	308	28,555
Buffalo Wild Wings, Inc.* (Retail)	176	4,430
CACI International, Inc. - Class A* (Computers)	264	11,508
Calamos Asset Management, Inc. (Diversified Financial Services)	396	8,641
California Water Service Group (Water)	484	16,858
Callaway Golf Co. (Leisure Time)	748	13,404
Capital City Bank Group, Inc. (Banks)	484	14,138
Capital Lease Funding, Inc. (REIT)	1,144	9,278
Carrizo Oil & Gas, Inc.* (Oil & Gas)	220	10,710
Carter’s, Inc.* (Apparel)	528	9,720
Cascade Corp. (Machinery-Diversified)	132	6,814
Casey’s General Stores, Inc. (Retail)	484	12,584
Cash America International, Inc. (Retail)	308	10,013
Cbeyond, Inc.* (Telecommunications)	220	7,423
CBRE Realty Finance, Inc. (REIT)	792	4,506
CBRL Group, Inc. (Retail)	264	8,255
Centene Corp.* (Healthcare - Services)	484	11,587
Centennial Bank Holdings, Inc.* (Banks)	1,496	9,739
Centerline Holding Co. (Diversified Financial Services)	660	3,755
Central European Distribution Corp.* (Distribution/Wholesale)	352	18,505
Central Garden & Pet Co. - Class A* (Household Products/Wares)	836	4,155
Central Vermont Public Service Corp. (Electric)	264	7,690
Century Aluminum Co.* (Mining)	220	11,438
Cenveo, Inc.* (Commercial Services)	528	8,205

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Cepheid, Inc.* (Healthcare - Products)	660	$20,156
Ceradyne, Inc.* (Miscellaneous Manufacturing)	220	10,593
CF Industries Holdings, Inc. (Chemicals)	440	47,049
Champion Enterprises, Inc.* (Home Builders)	792	7,738
Charlotte Russe Holding, Inc.* (Retail)	308	5,553
Charming Shoppes, Inc.* (Retail)	1,144	7,379
Charter Communications, Inc. - Class A* (Media)	3,608	4,221
Chattem, Inc.* (Cosmetics/Personal Care)	176	13,503
Checkpoint Systems, Inc.* (Electronics)	396	9,409
Chemed Corp. (Commercial Services)	220	11,271
Cherokee, Inc. (Apparel)	308	10,407
Chipotle Mexican Grill, Inc. - Class B* (Retail)	264	25,296
Chiquita Brands International, Inc.* (Food)	484	9,041
Christopher & Banks Corp. (Retail)	440	5,619
Cincinnati Bell, Inc.* (Telecommunications)	2,376	9,219
Cirrus Logic, Inc.* (Semiconductors)	1,100	4,675
Citadel Broadcasting Corp. (Media)	2,244	3,276
Citi Trends, Inc.* (Retail)	220	3,007
Citizens Republic Bancorp, Inc. (Banks)	792	11,199
CKE Restaurants, Inc. (Retail)	616	8,082
Clarcor, Inc. (Miscellaneous Manufacturing)	484	18,155
Cleco Corp. (Electric)	616	15,924
CMGI, Inc.* (Internet)	440	5,676
CNET Networks, Inc.* (Internet)	1,584	12,498
CoBiz Financial, Inc. (Banks)	704	10,067
Coeur d’Alene Mines Corp.* (Mining)	2,596	11,864
Cogent Communications Group, Inc.* (Internet)	440	9,007
Cognex Corp. (Machinery-Diversified)	528	8,078
Cohen & Steers, Inc. (Diversified Financial Services)	176	5,014
Cohu, Inc. (Semiconductors)	484	7,236
Coinstar, Inc.* (Commercial Services)	352	10,824
Collective Brands, Inc.* (Retail)	528	9,303
Columbia Banking System, Inc. (Banks)	572	14,706
Community Trust Bancorp, Inc. (Banks)	440	12,720
Commvault Systems, Inc.* (Software)	484	9,012
Compass Minerals International, Inc. (Mining)	352	14,932
Complete Production Services, Inc.* (Oil & Gas Services)	396	6,296
Comstock Resources, Inc.* (Oil & Gas)	396	12,553
Comtech Telecommunications Corp.* (Telecommunications)	220	9,856
Conceptus, Inc.* (Healthcare - Products)	440	7,163
Concur Technologies, Inc.* (Software)	440	15,426
CONMED Corp.* (Healthcare - Products)	352	8,554
Consolidated Communications Holdings, Inc. (Telecommunications)	484	7,570
Consolidated Water Co., Ltd.ADR (Water)	484	11,384
Consolidated-Tomoka Land Co. (Real Estate)	176	9,134
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	528	9,013
Corinthian Colleges, Inc.* (Commercial Services)	924	7,808
Corporate Office Properties Trust (REIT)	352	11,275
Corus Bankshares, Inc. (Banks)	572	7,276
CoStar Group, Inc.* (Commercial Services)	220	9,315
Crosstex Energy, Inc. (Oil & Gas)	440	14,406
CSG Systems International, Inc.* (Software)	440	5,614
CSK Auto Corp.* (Retail)	528	3,152
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	572	9,718
Curtiss-Wright Corp. (Aerospace/Defense)	396	16,513
CV Therapeutics, Inc.* (Pharmaceuticals)	660	5,531
Cymer, Inc.* (Electronics)	308	8,319
Daktronics, Inc. (Electronics)	352	7,212
Darling International, Inc.* (Environmental Control)	924	10,718
Dawson Geophysical Co.* (Oil & Gas Services)	132	7,561
DCT Industrial Trust, Inc. (REIT)	1,672	15,834
DealerTrack Holdings, Inc.* (Internet)	308	8,304
Deckers Outdoor Corp.* (Apparel)	132	16,004
Deerfield Capital Corp. (REIT)	792	6,328
Delta Petroleum Corp.* (Oil & Gas)	616	12,351
Deluxe Corp. (Commercial Services)	440	10,701
DeVry, Inc. (Commercial Services)	528	29,140
DiamondRock Hospitality Co. (REIT)	924	12,151
Digi International, Inc.* (Software)	616	7,213
Digital Realty Trust, Inc. (REIT)	484	17,293
Digital River, Inc.* (Internet)	352	13,200
Dionex Corp.* (Electronics)	176	12,338
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	264	6,444
Dress Barn, Inc.* (Retail)	440	5,364
Drill-Quip, Inc.* (Oil & Gas Services)	220	10,679
DTS, Inc.* (Home Furnishings)	440	9,596
Dycom Industries, Inc.* (Engineering & Construction)	396	9,354
Eagle Bulk Shipping, Inc.ADR (Transportation)	528	13,052
EarthLink, Inc.* (Internet)	1,584	10,787
Eclipsys Corp.* (Software)	484	12,458
Edge Petroleum Corp.* (Oil & Gas)	528	3,490
Education Realty Trust, Inc. (REIT)	1,056	12,440
El Paso Electric Co.* (Electric)	572	13,402

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Electronics for Imaging, Inc.* (Computers)	528	$7,793
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	396	7,940
EMCOR Group, Inc.* (Engineering & Construction)	528	11,579
Empire District Electric Co. (Electric)	792	17,559
Employers Holdings, Inc. (Insurance)	660	11,524
EMS Technologies, Inc.* (Telecommunications)	484	13,300
Emulex Corp.* (Semiconductors)	704	10,982
Encompass Services Corp.* (Commercial Services)	1	0
Encore Acquisition Co.* (Oil & Gas)	484	15,778
Encore Wire Corp. (Electrical Components & Equipment)	308	5,137
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	352	8,124
EnergySouth, Inc. (Gas)	264	15,291
Ennis, Inc. (Household Products/Wares)	440	6,965
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	220	6,600
Entegris, Inc.* (Semiconductors)	1,276	9,825
Entertainment Properties Trust (REIT)	264	13,068
Entravision Communications Corp.* (Media)	968	6,815
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,276	10,680
Epicor Software Corp.* (Software)	748	8,265
Equinix, Inc.* (Internet)	264	19,940
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	264	9,897
Euronet Worldwide, Inc.* (Commercial Services)	440	11,634
Evergreen Solar, Inc.* (Energy - Alternate Sources)	968	11,800
Excel Technology, Inc.* (Electronics)	440	11,246
EXCO Resources, Inc.* (Oil & Gas)	572	8,574
Exelixis, Inc.* (Biotechnology)	1,100	8,052
Exponent, Inc.* (Commercial Services)	484	14,907
Extra Space Storage, Inc. (REIT)	924	13,989
Federal Agricultural Mortgage Corp. - Class C (Diversified Financial Services)	308	8,476
FEI Co.* (Electronics)	352	7,976
FelCor Lodging Trust, Inc. (REIT)	616	8,322
Ferro Corp. (Chemicals)	484	8,557
Finisar Corp.* (Telecommunications)	2,640	4,224
First BanCorp (Banks)	924	8,833
First Financial Holdings, Inc. (Savings & Loans)	440	10,710
First Merchants Corp. (Banks)	616	16,632
First Place Financial Corp. (Savings & Loans)	572	8,986
First Potomac Realty Trust (REIT)	572	9,947
First State Bancorporation (Banks)	616	7,737
Fisher Communications, Inc.* (Media)	220	7,227
Fleetwood Enterprises, Inc.* (Home Builders)	924	4,324
FLIR Systems, Inc.* (Electronics)	1,056	31,976
Flow International Corp.* (Machinery-Diversified)	704	6,561
Flowers Foods, Inc. (Food)	660	15,840
Flushing Financial Corp. (Savings & Loans)	792	12,664
Force Protection, Inc.* (Auto Manufacturers)	572	2,339
FormFactor, Inc.* (Semiconductors)	396	9,591
Forward Air Corp. (Transportation)	396	12,276
Fossil, Inc.* (Household Products/Wares)	396	13,456
Foundry Networks, Inc.* (Telecommunications)	1,188	16,394
FPIC Insurance Group, Inc.* (Insurance)	264	11,117
Franklin Bank Corp. Houston* (Savings & Loans)	748	4,398
Fremont General Corp.* (Banks)	660	2,178
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	1,760	5,685
FTI Consulting, Inc.* (Commercial Services)	352	19,469
Fuel Tech, Inc.* (Environmental Control)	264	5,027
FuelCell Energy, Inc.* (Energy - Alternate Sources)	1,012	8,511
Fuller (H.B.) Co. (Chemicals)	528	10,961
Gartner Group, Inc.* (Commercial Services)	616	9,148
Gaylord Entertainment Co.* (Lodging)	352	10,275
Gemstar-TV Guide International, Inc.* (Media)	2,508	10,809
Genco Shipping & Trading, Ltd.ADR (Transportation)	220	10,850
GenCorp, Inc.* (Aerospace/Defense)	836	9,815
General Communication, Inc. - Class A* (Telecommunications)	748	5,393
Genesco, Inc.* (Retail)	220	7,339
Genesee & Wyoming, Inc. - Class A* (Transportation)	396	10,815
GeoEye, Inc.* (Telecommunications)	396	13,844
Georgia Gulf Corp. (Chemicals)	440	3,432
Gevity HR, Inc. (Commercial Services)	396	2,780
Gladstone Capital Corp. (Investment Companies)	528	8,738
GMH Communities Trust (REIT)	1,056	5,576
Golden Telecom, Inc.* (Telecommunications)	176	18,077
Goodman Global, Inc.* (Building Materials)	440	11,048
GrafTech International, Ltd.* (Electrical Components & Equipment)	880	13,244
Granite Construction, Inc. (Engineering & Construction)	264	10,050
Great Wolf Resorts, Inc.* (Entertainment)	792	6,550
Greatbatch, Inc.* (Electrical Components & Equipment)	308	6,955

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Greenhill & Co., Inc. (Diversified Financial Services)	176	$11,885
Greif Brothers Corp. - Class A (Packaging & Containers)	264	17,371
Grey Wolf, Inc.* (Oil & Gas)	1,628	9,703
Group 1 Automotive, Inc. (Retail)	264	6,980
GulfMark Offshore, Inc.* (Transportation)	220	9,200
Haemonetics Corp.* (Healthcare - Products)	264	15,798
Harleysville National Corp. (Banks)	836	12,665
Harvest Natural Resources, Inc.* (Oil & Gas)	792	9,599
Haynes International, Inc.* (Metal Fabricate/Hardware)	132	5,832
HealthExtras, Inc.* (Pharmaceuticals)	352	9,733
HEALTHSOUTH Corp.* (Healthcare - Services)	704	11,982
Healthways, Inc.* (Healthcare - Services)	308	17,340
Hecla Mining Co.* (Mining)	1,100	10,230
HEICO Corp. (Aerospace/Defense)	352	15,668
Heidrick & Struggles International, Inc. (Commercial Services)	220	6,046
Helen of Troy, Ltd.ADR* (Household Products/Wares)	352	5,984
Hercules Offshore, Inc.* (Oil & Gas Services)	264	6,085
Hercules Technology Growth Capital, Inc. (Investment Companies)	880	10,252
Hercules, Inc. (Chemicals)	968	16,969
Herman Miller, Inc. (Office Furnishings)	484	15,382
Hersha Hospitality Trust (REIT)	1,100	9,889
Hexcel Corp.* (Aerospace/Defense Equipment)	836	18,250
Hibbett Sports, Inc.* (Retail)	396	7,362
Highwoods Properties, Inc. (REIT)	484	14,486
Hilb, Rogal, and Hobbs Co. (Insurance)	308	11,143
Hologic, Inc.* (Healthcare - Products)	440	28,318
Horizon Lines, Inc. - Class A (Transportation)	396	7,441
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	220	8,510
Hub Group, Inc. - Class A* (Transportation)	396	11,535
Hudson Highland Group, Inc.* (Commercial Services)	352	2,397
Human Genome Sciences, Inc.* (Biotechnology)	1,408	7,857
Huron Consulting Group, Inc.* (Commercial Services)	176	12,640
Iconix Brand Group, Inc.* (Apparel)	528	10,977
IDACORP, Inc. (Electric)	484	15,798
IHS, Inc. - Class A* (Computers)	308	19,077
II-VI, Inc.* (Electronics)	308	9,985
IKON Office Solutions, Inc. (Office/Business Equipment)	968	7,918
Illumina, Inc.* (Biotechnology)	440	28,028
Imation Corp. (Computers)	352	9,120
Immucor, Inc.* (Healthcare - Products)	572	16,496
Independent Bank Corp. (Banks)	440	12,778
Independent Bank Corp. (Banks)	704	9,800
Infinity Property & Casualty Corp. (Insurance)	264	10,526
Informatica Corp.* (Software)	836	16,143
Infospace, Inc. (Internet)	440	4,184
Ingles Markets, Inc. - Class A (Food)	264	6,149
Innospec, Inc. (Chemicals)	352	5,551
Insight Enterprises, Inc.* (Retail)	528	9,119
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	440	5,588
Integra Bank Corp. (Banks)	660	9,801
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	440	15,316
InterDigital, Inc.* (Telecommunications)	440	8,892
Interface, Inc. - Class A (Office Furnishings)	616	9,831
Interline Brands, Inc.* (Building Materials)	352	6,991
Intermec, Inc.* (Machinery-Diversified)	572	11,394
InterMune, Inc.* (Biotechnology)	308	5,165
Internap Network Services Corp.* (Internet)	528	4,657
International Coal Group, Inc.* (Coal)	1,408	8,744
Interwoven, Inc.* (Internet)	660	8,362
inVentiv Health, Inc.* (Advertising)	308	10,130
Inverness Medical Innovations, Inc.* (Healthcare - Products)	396	17,840
ION Geophysical Corp.* (Oil & Gas Services)	660	8,184
IPC Holdings, Ltd.ADR (Insurance)	572	14,718
iPCS, Inc. (Telecommunications)	308	7,925
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	968	15,101
ITC Holdings Corp. (Electric)	440	23,250
Itron, Inc.* (Electronics)	264	21,754
J. Crew Group, Inc.* (Retail)	308	14,082
j2 Global Communications, Inc.* (Internet)	484	10,604
Jack Henry & Associates, Inc. (Computers)	660	16,223
Jack in the Box, Inc.* (Retail)	528	15,433
Jackson Hewitt Tax Service, Inc. (Commercial Services)	352	7,790
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	352	8,293
Jamba, Inc.* (Retail)	880	2,693
Jer Investors Trust, Inc. (REIT)	704	7,216
JetBlue Airways Corp.* (Airlines)	1,408	9,729
Jo-Ann Stores, Inc.* (Retail)	264	3,345
Jos. A. Bank Clothiers, Inc.* (Retail)	220	5,993
K-V Pharmaceutical Co.* (Pharmaceuticals)	396	10,288
Kadant, Inc.* (Machinery-Diversified)	308	8,140
Kaiser Aluminum Corp. (Mining)	132	8,443
Kaman Corp. (Aerospace/Defense)	352	10,398
Kaydon Corp. (Metal Fabricate/Hardware)	264	11,534
KBW, Inc.* (Diversified Financial Services)	308	9,151
KEMET Corp.* (Electronics)	1,188	6,189

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Kenexa Corp.* (Commercial Services)	264	$4,689
Kindred Healthcare, Inc.* (Healthcare - Services)	264	7,271
KNBT Bancorp, Inc. (Savings & Loans)	1,012	18,520
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	924	15,477
Knight Transportation, Inc. (Transportation)	616	10,571
Knightsbridge Tankers, Ltd.ADR (Transportation)	352	9,240
Knoll, Inc. (Office Furnishings)	484	6,466
Korn/Ferry International* (Commercial Services)	440	7,080
Kulicke & Soffa Industries, Inc.* (Semiconductors)	880	4,743
L-1 Identity Solutions, Inc.* (Electronics)	572	7,785
Laclede Group, Inc. (Gas)	616	20,685
Lance, Inc. (Food)	440	8,065
LandAmerica Financial Group, Inc. (Insurance)	132	6,885
Landauer, Inc. (Commercial Services)	264	12,566
LaSalle Hotel Properties (REIT)	396	10,854
Lattice Semiconductor Corp.* (Semiconductors)	1,628	4,314
Lawson Software, Inc.* (Software)	1,276	11,088
Layne Christensen Co.* (Engineering & Construction)	220	8,118
LCA-Vision, Inc. (Healthcare - Products)	220	3,632
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	792	5,156
Lear Corp.* (Auto Parts & Equipment)	616	18,086
Lee Enterprises, Inc. (Media)	528	6,304
Life Time Fitness, Inc.* (Leisure Time)	264	11,706
LifeCell Corp.* (Biotechnology)	352	13,908
Ligand Pharmaceuticals, Inc. - Class B (Pharmaceuticals)	1,144	4,759
Lin TV Corp. - Class A* (Media)	396	5,168
Littelfuse, Inc.* (Electrical Components & Equipment)	264	8,023
Live Nation, Inc.* (Commercial Services)	572	6,235
LKQ Corp.* (Distribution/Wholesale)	1,056	18,892
LodgeNet Entertainment Corp.* (Media)	308	4,648
Longs Drug Stores Corp. (Retail)	264	12,147
LoopNet, Inc.* (Internet)	396	5,588
LTC Properties, Inc. (REIT)	616	16,047
Luminex Corp.* (Healthcare - Products)	660	9,880
M&F Worldwide Corp.* (Food)	132	5,159
Macrovision Corp.* (Entertainment)	484	8,126
Magellan Health Services, Inc.* (Healthcare - Services)	352	15,396
Maguire Properties, Inc. (REIT)	396	10,922
Manhattan Associates, Inc.* (Computers)	352	8,726
MannKind Corp.* (Pharmaceuticals)	572	4,519
Mariner Energy, Inc.* (Oil & Gas)	748	18,745
Martek Biosciences Corp.* (Biotechnology)	440	12,540
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	528	14,890
MasTec, Inc.* (Telecommunications)	572	4,776
Matria Healthcare, Inc.* (Healthcare - Services)	264	7,619
Matrix Service Co.* (Oil & Gas Services)	308	5,550
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	352	17,202
Mattson Technology, Inc.* (Semiconductors)	836	4,765
Max Capital Group, Ltd.ADR (Insurance)	616	17,488
MAXIMUS, Inc. (Commercial Services)	220	7,762
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	440	5,773
MCG Capital Corp. (Investment Companies)	792	10,439
McGrath Rentcorp (Commercial Services)	352	8,198
Medarex, Inc.* (Pharmaceuticals)	1,100	10,989
Mediacom Communications Corp. - Class A* (Media)	968	4,801
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	484	9,830
Mentor Corp. (Healthcare - Products)	352	12,186
Mentor Graphics Corp.* (Computers)	836	6,897
Meridian Bioscience, Inc. (Healthcare - Products)	484	15,202
Meritage Homes Corp.* (Home Builders)	264	4,237
Metal Management, Inc. (Environmental Control)	220	10,930
Methode Electronics, Inc. (Electronics)	572	6,933
MGE Energy, Inc. (Electric)	484	15,856
Micros Systems, Inc.* (Computers)	352	21,676
Microsemi Corp.* (Semiconductors)	660	14,995
MicroStrategy, Inc. - Class A* (Software)	88	6,417
Midas, Inc.* (Commercial Services)	440	7,744
MKS Instruments, Inc.* (Semiconductors)	484	9,002
Mobile Mini, Inc.* (Storage/Warehousing)	396	6,019
Monaco Coach Corp. (Home Builders)	616	6,265
Monarch Casino & Resort, Inc.* (Lodging)	308	6,582
Montpelier Re Holdings, Ltd.ADR (Insurance)	968	16,592
Moog, Inc. - Class A* (Aerospace/Defense)	352	16,206
MPS Group, Inc.* (Commercial Services)	968	9,728
MSC.Software Corp.* (Software)	660	8,567
Mueller Industries, Inc. (Metal Fabricate/Hardware)	396	11,088
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,144	9,713

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
MVC Capital, Inc. (Investment Companies)	484	$7,415
Myriad Genetics, Inc.* (Biotechnology)	396	17,032
Nara Bancorp, Inc. (Banks)	704	8,561
Nash Finch Co. (Food)	176	6,280
NATCO Group, Inc. - Class A* (Oil & Gas Services)	220	10,072
National CineMedia, Inc. (Entertainment)	484	11,030
National Financial Partners (Diversified Financial Services)	352	12,707
Nationwide Health Properties, Inc. (REIT)	748	23,607
NCI Building Systems, Inc.* (Building Materials)	220	6,327
Nektar Therapeutics* (Biotechnology)	924	6,588
Net 1 UEPS Technologies, Inc.* (Commercial Services)	396	11,357
Netflix, Inc.* (Internet)	484	12,173
NETGEAR, Inc.* (Telecommunications)	352	9,384
NewAlliance Bancshares, Inc. (Savings & Loans)	1,100	13,530
NGP Capital Resources Co. (Investment Companies)	660	10,633
Nicor, Inc. (Gas)	396	16,236
Nordson Corp. (Machinery-Diversified)	308	15,363
NorthStar Realty Finance Corp. (REIT)	880	8,545
Novatel Wireless, Inc.* (Telecommunications)	308	4,928
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	352	4,727
NTELOS Holdings Corp. (Telecommunications)	352	7,491
Nuance Communications, Inc.* (Software)	1,100	17,479
NuVasive, Inc.* (Healthcare - Products)	440	17,340
O’Charley’s, Inc. (Retail)	528	7,323
Oil States International, Inc.* (Oil & Gas Services)	396	13,884
Old Dominion Freight Line, Inc.* (Transportation)	352	10,261
Olin Corp. (Chemicals)	704	14,425
OM Group, Inc.* (Chemicals)	264	15,148
OMEGA Healthcare Investors, Inc. (REIT)	924	15,246
Omnicell, Inc.* (Software)	440	11,035
OmniVision Technologies, Inc.* (Semiconductors)	572	8,100
ON Semiconductor Corp.* (Semiconductors)	1,936	12,545
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	440	20,913
optionsXpress Holdings, Inc. (Diversified Financial Services)	440	11,933
OraSure Technologies, Inc.* (Healthcare - Products)	1,188	9,397
Orbital Sciences Corp.* (Aerospace/Defense)	572	13,328
Orthofix International N.V.ADR* (Healthcare - Products)	220	12,030
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	528	21,057
OSI Systems, Inc.* (Electronics)	308	7,186
Owens & Minor, Inc. (Distribution/Wholesale)	396	16,363
P.F. Chang’s China Bistro, Inc.* (Retail)	308	8,760
Pacer International, Inc. (Transportation)	440	7,537
Pacific Sunwear of California, Inc.* (Retail)	616	6,850
PAETEC Holding Corp.* (Telecommunications)	836	7,950
Palm, Inc. (Computers)	880	4,770
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	352	6,751
Parallel Petroleum Corp.* (Oil & Gas)	440	6,107
Parametric Technology Corp.* (Software)	924	15,200
PAREXEL International Corp.* (Commercial Services)	264	14,364
Parker Drilling Co.* (Oil & Gas)	1,056	7,339
Peet’s Coffee & Tea, Inc.* (Beverages)	440	9,654
Penn Virginia Corp. (Oil & Gas)	308	13,124
Performance Food Group Co.* (Food)	396	12,525
Perini Corp.* (Engineering & Construction)	220	7,689
Perot Systems Corp. - Class A* (Computers)	748	9,081
Perrigo Co. (Pharmaceuticals)	748	23,068
Petrohawk Energy Corp.* (Oil & Gas)	1,364	21,483
PetroQuest Energy, Inc.* (Oil & Gas)	572	7,390
Pharmion Corp.* (Pharmaceuticals)	264	18,203
Phase Forward, Inc.* (Software)	528	9,108
PHH Corp.* (Commercial Services)	484	9,094
PHI, Inc.* (Transportation)	352	10,923
Pier 1 Imports, Inc.* (Retail)	1,100	7,535
Pilgrim’s Pride Corp. (Food)	352	8,599
Pinnacle Entertainment, Inc.* (Entertainment)	528	9,636
Pinnacle Financial Partners, Inc.* (Banks)	528	11,801
Piper Jaffray* (Diversified Financial Services)	220	10,424
Plantronics, Inc. (Telecommunications)	440	8,404
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	528	17,820
Plexus Corp.* (Electronics)	440	9,940
PMA Capital Corp. - Class A* (Insurance)	1,056	8,490
PMC-Sierra, Inc.* (Semiconductors)	1,936	9,080
PNM Resources, Inc. (Electric)	704	13,601
Polaris Industries, Inc. (Leisure Time)	352	15,291
Polycom, Inc.* (Telecommunications)	704	17,776
PolyOne Corp.* (Chemicals)	1,232	7,589
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	176	6,399
Post Properties, Inc. (REIT)	352	14,879
Potlatch Corp. (Forest Products & Paper)	396	17,000

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Powerwave Technologies, Inc.* (Telecommunications)	1,408	$5,350
Preferred Bank (Banks)	352	7,755
Presidential Life Corp. (Insurance)	572	10,490
Priceline.com, Inc.* (Internet)	308	33,424
PRIMEDIA, Inc. (Media)	484	3,949
ProAssurance Corp.* (Insurance)	308	17,772
Progress Software Corp.* (Software)	396	11,690
Prospect Capital Corp. (Investment Companies)	572	8,283
Provident New York Bancorp (Savings & Loans)	1,012	13,966
PSS World Medical, Inc.* (Healthcare - Products)	660	11,411
Psychiatric Solutions, Inc.* (Healthcare - Services)	484	14,602
Quanex Corp. (Metal Fabricate/Hardware)	308	16,142
Quantum Corp.* (Computers)	2,728	6,274
Quest Software, Inc.* (Software)	660	9,867
Quiksilver, Inc.* (Apparel)	1,100	10,483
RAIT Financial Trust (REIT)	572	5,297
Ralcorp Holdings, Inc.* (Food)	264	14,364
Raven Industries, Inc. (Miscellaneous Manufacturing)	264	7,925
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	264	7,904
RC2 Corp.* (Toys/Games/Hobbies)	264	4,958
RealNetworks, Inc.* (Internet)	1,144	6,670
Realty Income Corp. (REIT)	880	21,454
Red Robin Gourmet Burgers, Inc.* (Retail)	264	9,208
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	396	8,882
Regal-Beloit Corp. (Hand/Machine Tools)	264	10,011
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	616	12,492
Regis Corp. (Retail)	396	10,031
Renasant Corp. (Banks)	528	11,072
Rent-A-Center, Inc.* (Commercial Services)	616	10,534
Resource Capital Corp. (REIT)	704	6,829
Resources Connection, Inc. (Commercial Services)	440	9,209
RF Micro Devices, Inc.* (Telecommunications)	1,760	5,685
Rimage Corp.* (Computers)	308	7,189
Robbins & Myers, Inc. (Machinery-Diversified)	176	11,665
Rock-Tenn Co. - Class A (Forest Products & Paper)	352	10,064
Rofin-Sinar Technologies, Inc.* (Electronics)	352	14,964
Rosetta Resources, Inc.* (Oil & Gas)	528	9,256
RTI International Metals, Inc.* (Mining)	176	9,724
Rudolph Technologies, Inc.* (Semiconductors)	528	5,412
Rush Enterprises, Inc.* (Retail)	572	9,598
Russ Berrie and Co., Inc.* (Household Products/Wares)	484	6,984
SAIC, Inc.* (Commercial Services)	836	15,800
Sally Beauty Holdings, Inc.* (Retail)	924	7,540
Sanderson Farms, Inc. (Food)	220	7,394
Sandy Spring Bancorp, Inc. (Banks)	440	13,178
Sapient Corp.* (Internet)	1,056	7,403
Savient Pharmaceuticals, Inc.* (Biotechnology)	616	11,920
SAVVIS, Inc.* (Telecommunications)	264	5,333
ScanSource, Inc.* (Distribution/Wholesale)	352	11,144
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	220	12,465
Scholastic Corp.* (Media)	396	13,571
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	352	8,392
Sciele Pharma, Inc.* (Pharmaceuticals)	396	9,472
Seabright Insurance Holdings* (Insurance)	616	9,049
Seacoast Banking Corp. of Florida (Banks)	572	7,127
Security Bank Corp. (Banks)	616	4,602
Select Comfort Corp.* (Retail)	528	4,150
Selective Insurance Group, Inc. (Insurance)	616	14,729
Semtech Corp.* (Semiconductors)	748	9,552
Senior Housing Properties Trust (REIT)	792	17,733
Senomyx, Inc.* (Commercial Services)	572	3,724
Signature Bank* (Banks)	352	11,796
Silgan Holdings, Inc. (Packaging & Containers)	220	10,419
Silicon Image, Inc.* (Semiconductors)	1,012	4,473
Sinclair Broadcast Group, Inc. - Class A (Media)	660	5,940
SiRF Technology Holdings, Inc.* (Semiconductors)	484	7,410
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	572	7,951
SkyWest, Inc. (Airlines)	528	13,739
Skyworks Solutions, Inc.* (Semiconductors)	1,540	12,397
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	528	4,356
Sohu.com, Inc.* (Internet)	308	14,331
Sonic Corp.* (Retail)	660	14,639
SONICWALL, Inc.* (Internet)	1,012	8,885
SonoSite, Inc.* (Healthcare - Products)	308	10,728
Sonus Networks, Inc.* (Telecommunications)	2,112	8,638
Sotheby’s (Commercial Services)	528	16,405
Southwest Bancorp, Inc. (Banks)	528	9,288
Spansion, Inc. - Class A* (Semiconductors)	880	3,362
Spartan Motors, Inc. (Auto Parts & Equipment)	396	3,552
Spartan Stores, Inc. (Food)	308	5,415
Spartech Corp. (Chemicals)	352	5,185
Spherion Corp.* (Commercial Services)	924	6,172
SPSS, Inc.* (Software)	220	7,271
Stage Stores, Inc. (Retail)	484	5,793
Standard Microsystems Corp.* (Semiconductors)	308	9,215

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Standard Pacific Corp. (Home Builders)	616	$2,347
Standex International Corp. (Miscellaneous Manufacturing)	484	8,804
Steiner Leisure, Ltd.ADR* (Commercial Services)	220	8,182
STERIS Corp. (Healthcare - Products)	572	14,174
Sterling Financial Corp. (Savings & Loans)	528	9,393
Steven Madden, Ltd.* (Apparel)	308	5,258
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,276	9,085
Stifel Financial Corp.* (Diversified Financial Services)	176	7,630
Stone Energy Corp.* (Oil & Gas)	308	12,628
Strategic Hotels & Resorts, Inc. (REIT)	704	10,102
Strayer Education, Inc. (Commercial Services)	132	22,781
Suffolk Bancorp (Banks)	396	12,090
Sunrise Assisted Living, Inc.* (Healthcare - Services)	396	11,369
Sunstone Hotel Investors, Inc. (REIT)	616	10,250
Superior Bancorp* (Banks)	1,320	7,643
Superior Essex, Inc.* (Electrical Components & Equipment)	264	6,349
SureWest Communications (Telecommunications)	352	5,442
Swift Energy Co.* (Oil & Gas)	264	11,392
Sybase, Inc.* (Software)	704	19,867
Symmetricom, Inc.* (Telecommunications)	1,012	4,422
Synaptics, Inc.* (Computers)	264	6,996
Take-Two Interactive Software, Inc.* (Software)	660	10,850
Taser International, Inc.* (Electronics)	704	8,089
Technitrol, Inc. (Electronics)	396	8,973
Tekelec* (Telecommunications)	616	7,386
Teledyne Technologies, Inc.* (Aerospace/Defense)	308	15,902
TeleTech Holdings, Inc.* (Commercial Services)	352	6,945
Tempur-Pedic International, Inc. (Home Furnishings)	660	13,081
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	440	11,647
Terra Industries, Inc.* (Chemicals)	792	35,695
Tessera Technologies, Inc.* (Semiconductors)	396	15,511
Tetra Tech, Inc.* (Environmental Control)	572	11,263
Texas Capital Bancshares, Inc.* (Banks)	528	9,203
Texas Industries, Inc. (Building Materials)	220	12,467
The Children’s Place Retail Stores, Inc.* (Retail)	220	4,079
The Commerce Group, Inc. (Insurance)	484	17,497
The Geo Group, Inc.* (Commercial Services)	484	11,577
The Gymboree Corp.* (Apparel)	308	11,772
The Hain Celestial Group, Inc.* (Food)	440	11,880
The Medicines Co.* (Pharmaceuticals)	528	9,039
The Men’s Wearhouse, Inc. (Retail)	440	11,216
The Middleby Corp.* (Machinery-Diversified)	176	10,491
The Pantry, Inc.* (Retail)	220	6,393
The Pep Boys - Manny, Moe & Jack (Retail)	440	4,809
The Phoenix Cos., Inc. (Insurance)	1,144	12,390
The Spectranetics Corp.* (Healthcare - Products)	792	9,884
The Steak n Shake Co.* (Retail)	748	6,538
The Timberland Co. - Class A* (Apparel)	484	7,942
The TriZetto Group, Inc.* (Internet)	528	10,307
The Ultimate Software Group, Inc.* (Software)	352	9,522
The Warnaco Group, Inc.* (Apparel)	440	15,792
Thoratec Corp.* (Healthcare - Products)	572	9,152
THQ, Inc.* (Software)	528	9,509
Tibco Software, Inc.* (Internet)	1,760	13,094
TICC Capital Corp. (Investment Companies)	748	7,286
TierOne Corp. (Savings & Loans)	308	6,197
Time Warner Telecom, Inc. - Class A* (Telecommunications)	1,144	19,997
Titan International, Inc. (Auto Parts & Equipment)	264	7,521
TiVo, Inc.* (Home Furnishings)	1,408	12,348
TNS, Inc. (Commercial Services)	704	12,440
TreeHouse Foods, Inc.* (Food)	396	8,265
Triarc Cos., Inc. (Retail)	748	6,956
TriCo Bancshares (Banks)	528	9,425
Trident Microsystems, Inc.* (Software)	528	2,656
TriQuint Semiconductor, Inc.* (Semiconductors)	1,892	8,968
Tronox, Inc. - Class B (Chemicals)	660	4,831
TrueBlue, Inc.* (Commercial Services)	484	6,907
Trump Entertainment Resorts, Inc.* (Lodging)	528	2,339
TrustCo Bank Corp. NY (Banks)	1,760	18,128
Tupperware Corp. (Household Products/Wares)	572	21,164
Tween Brands, Inc.* (Retail)	264	8,456
TXCO Resources, Inc.* (Oil & Gas)	704	8,906
UAP Holding Corp. (Chemicals)	528	20,243
UCBH Holdings, Inc. (Banks)	924	13,047
UIL Holdings Corp. (Electric)	396	13,523
Under Armour, Inc. - Class A* (Retail)	220	8,855
United America Indemnity, Ltd. - Class A* (Insurance)	528	10,829
United Natural Foods, Inc.* (Food)	440	10,551
United Online, Inc. (Internet)	792	8,847
United Stationers, Inc.* (Distribution/Wholesale)	220	12,157
United Therapeutics Corp.* (Pharmaceuticals)	220	18,476

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Universal American Financial Corp.* (Insurance)	572	$11,972
Universal Corp. (Agriculture)	220	10,958
Universal Health Realty Income Trust (REIT)	440	15,862
Urstadt Biddle Properties - Class A (REIT)	792	12,228
USA Mobility, Inc. (Telecommunications)	352	4,228
USEC, Inc.* (Mining)	748	6,036
UTStarcom, Inc.* (Telecommunications)	1,408	3,900
Vail Resorts, Inc.* (Entertainment)	264	12,498
Valassis Communications, Inc.* (Commercial Services)	528	5,048
Valeant Pharmaceuticals International* (Pharmaceuticals)	836	9,464
Valmont Industries, Inc. (Metal Fabricate/Hardware)	176	14,731
ValueClick, Inc.* (Internet)	836	18,250
Varian, Inc.* (Electronics)	264	14,322
Veeco Instruments, Inc.* (Semiconductors)	528	7,476
Ventana Medical Systems, Inc.* (Healthcare - Products)	264	23,509
Viad Corp. (Commercial Services)	264	7,062
ViaSat, Inc.* (Telecommunications)	308	6,397
Vignette Corp.* (Internet)	528	7,429
ViroPharma, Inc.* (Pharmaceuticals)	704	6,237
VistaPrint, Ltd.ADR* (Commercial Services)	396	14,735
Visteon Corp.* (Auto Parts & Equipment)	1,320	5,280
Volcom, Inc.* (Apparel)	176	3,552
W-H Energy Services, Inc.* (Oil & Gas Services)	264	12,844
W.R. Grace & Co.* (Chemicals)	616	13,934
Wabtec Corp. (Machinery-Diversified)	440	15,132
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	704	23,359
Walter Industries, Inc. (Holding Companies - Diversified)	484	20,289
Warren Resources, Inc.* (Oil & Gas)	748	9,515
Watsco, Inc. (Distribution/Wholesale)	220	8,114
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	352	17,301
Watts Water Technologies, Inc. - Class A (Electronics)	308	9,145
WD-40 Co. (Household Products/Wares)	352	11,884
Websense, Inc.* (Internet)	440	9,020
West Coast Bancorp (Banks)	484	7,357
West Pharmaceutical Services, Inc. (Healthcare - Products)	308	12,043
Westar Energy, Inc. (Electric)	836	20,365
Whiting Petroleum Corp.* (Oil & Gas)	308	16,552
Willbros Group, Inc.ADR* (Oil & Gas Services)	308	10,263
Wind River Systems, Inc.* (Software)	880	7,383
Winn-Dixie Stores, Inc.* (Food)	308	5,458
Winnebago Industries, Inc. (Home Builders)	352	7,413
Winthrop Realty Trust (REIT)	1,936	10,958
WMS Industries, Inc.* (Leisure Time)	440	16,456
Wolverine World Wide, Inc. (Apparel)	528	13,364
Woodward Governor Co. (Electronics)	264	16,574
World Acceptance Corp.* (Diversified Financial Services)	220	6,587
World Fuel Services Corp. (Retail)	264	6,985
Worthington Industries, Inc. (Metal Fabricate/Hardware)	616	10,096
Wright Express Corp.* (Commercial Services)	396	11,856
Wright Medical Group, Inc.* (Healthcare - Products)	440	12,012
WSFS Financial Corp. (Savings & Loans)	220	11,726
XenoPort, Inc.* (Pharmaceuticals)	220	13,499
Zale Corp.* (Retail)	440	7,216
Zenith National Insurance Corp. (Insurance)	352	14,017
Zoltek Cos., Inc.* (Chemicals)	220	8,030
Zoran Corp.* (Semiconductors)	528	6,230
Zumiez, Inc.* (Retail)	220	4,231
Zymogenetics, Inc.* (Pharmaceuticals)	616	6,215

TOTAL COMMON STOCKS (Cost $7,288,595)		8,218,518

	Principal Amount	Value
Repurchase Agreements (18.0%)
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $449,035 (Collateralized by $465,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $464,019)	$449,000	449,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $643,050 (Collateralized by $665,000 Federal Home Loan Bank, 2.917%**, 2/13/08, market value $664,310)	643,000	643,000
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $746,058 (Collateralized by $726,000 of various Federal National Mortgage Association Securities, 5.25%-6.00%, 5/15/08-8/1/12, market value $763,223)	746,000	746,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,838,000)		1,838,000

TOTAL INVESTMENT SECURITIES (Cost $9,126,595)—98.5%		10,056,518
Net other assets (liabilities)—1.5%		150,065

NET ASSETS—100.0%		$10,206,583

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring March 2008 (Underlying face amount at value $2,139,900)	6	(188,427)

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring March 2008 (Underlying face amount at value $1,783,250)	25	114,140

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/08	823,082	12,643
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/08	841,704	12,938

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising		0.1%
Aerospace/Defense		1.0%
Aerospace/Defense Equipment		0.2%
Agriculture		0.1%
Airlines		0.4%
Apparel		1.0%
Auto Manufacturers		NM
Auto Parts & Equipment		0.9%
Banks		3.6%
Beverages		0.1%
Biotechnology		2.2%
Building Materials		0.5%
Chemicals		2.2%
Coal		0.3%
Commercial Services		5.6%
Computers		1.6%
Cosmetics/Personal Care		0.2%
Distribution/Wholesale		1.0%
Diversified Financial Services		1.5%
Electric		1.4%
Electrical Components & Equipment		0.8%
Electronics		2.8%
Energy - Alternate Sources		0.2%
Engineering & Construction		0.7%
Entertainment		0.7%
Environmental Control		0.3%
Food		1.5%
Forest Products & Paper		0.6%
Gas		0.5%
Hand/Machine Tools		0.2%
Healthcare - Products		3.1%
Healthcare - Services		1.5%
Holding Companies - Diversified		0.2%
Home Builders		0.3%
Home Furnishings		0.3%
Household Products/Wares		0.8%
Insurance		2.9%
Internet		2.9%
Investment Companies		0.8%
Iron/Steel		0.1%
Leisure Time		0.5%
Lodging		0.3%
Machinery-Construction & Mining		0.4%
Machinery-Diversified		1.2%
Media		0.8%
Metal Fabricate/Hardware		0.8%
Mining		0.9%
Miscellaneous Manufacturing		1.6%
Office Furnishings		0.3%
Office/Business Equipment		0.1%
Oil & Gas		2.9%
Oil & Gas Services		1.2%
Packaging & Containers		0.3%
Pharmaceuticals		3.0%
REIT		4.2%
Real Estate		0.1%
Retail		4.3%
Savings & Loans		1.1%
Semiconductors		2.3%
Software		3.2%
Storage/Warehousing		0.1%
Telecommunications		3.4%
Toys/Games/Hobbies		0.3%
Transportation		1.5%
Trucking & Leasing		0.1%
Water		0.5%
Other***		19.5%

***	Includes any non-equity securities and net other assets (liabilities).

See notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2008
(unaudited)

	Shares	Value
Common Stocks (80.3%)
3M Co. (Miscellaneous Manufacturing)	4,978	$396,498
Abbott Laboratories (Pharmaceuticals)	10,830	609,729
Abercrombie & Fitch Co. - Class A (Retail)	570	45,423
ACE, Ltd.ADR (Insurance)	2,280	133,015
Adobe Systems, Inc.* (Software)	4,028	140,698
Advanced Micro Devices, Inc.* (Semiconductors)	4,218	32,226
Aetna, Inc. (Healthcare - Services)	3,496	186,197
Affiliated Computer Services, Inc. - Class A* (Computers)	684	33,345
AFLAC, Inc. (Insurance)	3,420	209,749
Agilent Technologies, Inc.* (Electronics)	2,698	91,489
Air Products & Chemicals, Inc. (Chemicals)	1,482	133,410
Akamai Technologies, Inc.* (Internet)	1,140	34,428
Alcoa, Inc. (Mining)	5,928	196,217
Allegheny Energy, Inc. (Electric)	1,140	62,461
Allegheny Technologies, Inc. (Iron/Steel)	684	48,154
Allergan, Inc. (Pharmaceuticals)	2,128	142,980
Allied Waste Industries, Inc.* (Environmental Control)	2,014	19,838
Allstate Corp. (Insurance)	3,990	196,587
Altera Corp. (Semiconductors)	2,356	39,793
Altria Group, Inc. (Agriculture)	14,782	1,120,771
Amazon.com, Inc.* (Internet)	2,128	165,346
Ambac Financial Group, Inc. (Insurance)	684	8,016
Ameren Corp. (Electric)	1,444	64,706
American Capital Strategies, Ltd. (Investment Companies)	1,330	46,776
American Electric Power, Inc. (Electric)	2,774	118,810
American Express Co. (Diversified Financial Services)	8,208	404,819
American International Group, Inc. (Insurance)	17,822	983,062
American Tower Corp.* (Telecommunications)	2,812	105,534
Ameriprise Financial, Inc. (Diversified Financial Services)	1,596	88,275
AmerisourceBergen Corp. (Pharmaceuticals)	1,178	54,954
Amgen, Inc.* (Biotechnology)	7,638	355,854
Anadarko Petroleum Corp. (Oil & Gas)	3,268	191,472
Analog Devices, Inc. (Semiconductors)	2,128	60,350
Anheuser-Busch Cos., Inc. (Beverages)	5,130	238,648
AON Corp. (Insurance)	2,052	89,303
Apache Corp. (Oil & Gas)	2,318	221,230
Apartment Investment and Management Co. - Class A (REIT)	646	25,607
Apollo Group, Inc. - Class A* (Commercial Services)	950	75,753
Apple Computer, Inc.* (Computers)	6,118	828,132
Applera Corp. - Applied Biosystems Group (Electronics)	1,178	37,142
Applied Materials, Inc. (Semiconductors)	9,652	172,964
Archer-Daniels-Midland Co. (Agriculture)	4,484	197,520
Ashland, Inc. (Chemicals)	380	17,301
Assurant, Inc. (Insurance)	646	41,919
AT&T, Inc. (Telecommunications)	42,598	1,639,597
Autodesk, Inc.* (Software)	1,596	65,675
Automatic Data Processing, Inc. (Software)	3,686	149,541
AutoNation, Inc.* (Retail)	950	15,466
AutoZone, Inc.* (Retail)	304	36,748
Avalonbay Communities, Inc. (REIT)	532	49,981
Avery Dennison Corp. (Household Products/Wares)	722	37,414
Avon Products, Inc. (Cosmetics/Personal Care)	3,002	105,130
Baker Hughes, Inc. (Oil & Gas Services)	2,204	143,106
Ball Corp. (Packaging & Containers)	684	31,389
Bank of America Corp. (Banks)	31,160	1,381,946
Bank of New York Mellon Corp. (Banks)	7,980	372,107
Bard (C.R.), Inc. (Healthcare - Products)	684	66,054
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	722	37,681
Baxter International, Inc. (Healthcare - Products)	4,446	270,050
BB&T Corp. (Banks)	3,838	139,243
Bear Stearns Cos., Inc. (Diversified Financial Services)	798	72,059
Becton, Dickinson & Co. (Healthcare - Products)	1,710	147,966
Bed Bath & Beyond, Inc.* (Retail)	1,824	58,806
Bemis Co., Inc. (Packaging & Containers)	684	18,591
Best Buy Co., Inc. (Retail)	2,432	118,706
Big Lots, Inc.* (Retail)	608	10,555
Biogen Idec, Inc.* (Biotechnology)	2,052	125,069
BJ Services Co. (Oil & Gas Services)	2,052	44,631
Black & Decker Corp. (Hand/Machine Tools)	418	30,322
BMC Software, Inc.* (Software)	1,368	43,831
Boeing Co. (Aerospace/Defense)	5,434	452,000
Boston Properties, Inc. (REIT)	836	76,845
Boston Scientific Corp.* (Healthcare - Products)	9,424	114,313
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,870	321,645
Broadcom Corp. - Class A* (Semiconductors)	3,306	72,996
Brown-Forman Corp. (Beverages)	570	35,899
Brunswick Corp. (Leisure Time)	608	11,546
Burlington Northern Santa Fe Corp. (Transportation)	2,090	180,827
C.H. Robinson Worldwide, Inc. (Transportation)	1,178	65,426
CA, Inc. (Software)	2,736	60,274
Cameron International Corp.* (Oil & Gas Services)	1,520	61,195
Campbell Soup Co. (Food)	1,558	49,248
Capital One Financial Corp. (Diversified Financial Services)	2,736	149,960

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Cardinal Health, Inc. (Pharmaceuticals)	2,508	$145,389
Carnival Corp. - Class AADR (Leisure Time)	3,040	135,250
Caterpillar, Inc. (Machinery - Construction & Mining)	4,446	316,288
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,368	26,553
CBS Corp. - Class B (Media)	4,788	120,610
Celgene Corp.* (Biotechnology)	2,698	151,385
CenterPoint Energy, Inc. (Electric)	2,242	35,894
Centex Corp. (Home Builders)	836	23,224
CenturyTel, Inc. (Telecommunications)	760	28,052
Chesapeake Energy Corp. (Oil & Gas)	3,154	117,423
ChevronTexaco Corp. (Oil & Gas)	14,820	1,252,290
Chubb Corp. (Insurance)	2,660	137,761
Ciena Corp.* (Telecommunications)	570	15,464
CIGNA Corp. (Insurance)	1,938	95,272
Cincinnati Financial Corp. (Insurance)	1,140	43,936
Cintas Corp. (Textiles)	912	29,932
Circuit City Stores, Inc. (Retail)	1,178	6,408
Cisco Systems, Inc.* (Telecommunications)	42,598	1,043,651
CIT Group, Inc. (Diversified Financial Services)	1,330	37,187
Citigroup, Inc. (Diversified Financial Services)	35,074	989,788
Citizens Communications Co. (Telecommunications)	2,280	26,152
Citrix Systems, Inc.* (Software)	1,330	46,045
Clear Channel Communications, Inc. (Media)	3,496	107,362
Clorox Co. (Household Products/Wares)	950	58,254
CME Group, Inc. (Diversified Financial Services)	380	235,182
CMS Energy Corp. (Electric)	1,558	24,414
Coach, Inc.* (Apparel)	2,584	82,817
Coca-Cola Co. (Beverages)	13,946	825,185
Coca-Cola Enterprises, Inc. (Beverages)	1,976	45,586
Cognizant Technology Solutions Corp.* (Computers)	2,014	56,191
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,572	275,044
Comcast Corp. - Special Class A* (Media)	21,584	391,965
Comerica, Inc. (Banks)	1,026	44,754
Commerce Bancorp, Inc. (Banks)	1,368	52,134
Computer Sciences Corp.* (Computers)	1,216	51,461
Compuware Corp.* (Software)	1,976	16,796
ConAgra Foods, Inc. (Food)	3,420	73,633
ConocoPhillips (Oil & Gas)	11,210	900,387
CONSOL Energy, Inc. (Coal)	1,254	91,542
Consolidated Edison, Inc. (Electric)	1,900	82,802
Constellation Brands, Inc.* (Beverages)	1,330	27,797
Constellation Energy Group, Inc. (Electric)	1,254	117,826
Convergys Corp.* (Commercial Services)	912	14,145
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	1,254	55,853
Corning, Inc. (Telecommunications)	11,058	266,166
Costco Wholesale Corp. (Retail)	3,040	206,538
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,066	28,299
Coventry Health Care, Inc.* (Healthcare - Services)	1,064	60,201
Covidien, Ltd.ADR (Healthcare - Products)	3,496	156,026
CSX Corp. (Transportation)	2,926	141,852
Cummins, Inc. (Machinery-Diversified)	1,368	66,047
CVS Corp. (Retail)	10,374	405,312
D.R. Horton, Inc. (Home Builders)	1,938	33,431
Danaher Corp. (Miscellaneous Manufacturing)	1,748	130,139
Darden Restaurants, Inc. (Retail)	988	27,980
Dean Foods Co. (Food)	912	25,536
Deere & Co. (Machinery-Diversified)	3,116	273,460
Dell, Inc.* (Computers)	15,732	315,269
Developers Diversified Realty Corp. (REIT)	836	34,401
Devon Energy Corp. (Oil & Gas)	3,116	264,798
Dillards, Inc. - Class A (Retail)	380	7,535
DIRECTV Group, Inc.* (Media)	5,016	113,261
Discover Financial Services (Diversified Financial Services)	3,344	58,520
Dominion Resources, Inc. (Electric)	4,104	176,472
Dover Corp. (Miscellaneous Manufacturing)	1,368	55,212
DTE Energy Co. (Electric)	1,140	48,621
Du Pont (Chemicals)	6,308	284,995
Duke Energy Corp. (Electric)	8,854	165,216
Dynegy, Inc. - Class A* (Electric)	3,458	24,275
E* TRADE Financial Corp.* (Diversified Financial Services)	2,964	14,731
Eastman Chemical Co. (Chemicals)	532	35,149
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,014	40,139
Eaton Corp. (Miscellaneous Manufacturing)	1,026	84,912
eBay, Inc.* (Internet)	7,980	214,582
Ecolab, Inc. (Chemicals)	1,216	58,672
Edison International (Electric)	2,280	118,925
El Paso Corp. (Pipelines)	4,902	80,785
Electronic Arts, Inc.* (Software)	2,204	104,403
Electronic Data Systems Corp. (Computers)	3,572	71,797
Eli Lilly & Co. (Pharmaceuticals)	6,916	356,312
Embarq Corp. (Telecommunications)	1,064	48,199
EMC Corp.* (Computers)	14,744	233,987
Emerson Electric Co. (Electrical Components & Equipment)	5,510	280,128
Ensco International, Inc. (Oil & Gas)	988	50,507
Entergy Corp. (Electric)	1,330	143,879
EOG Resources, Inc. (Oil & Gas)	1,710	149,625
Equifax, Inc. (Commercial Services)	912	33,826
Equity Residential Properties Trust (REIT)	1,900	71,079
Exelon Corp. (Electric)	4,636	353,217
Expedia, Inc.* (Internet)	1,444	33,241

See notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Expeditors International of Washington, Inc. (Transportation)	1,482	$70,084
Express Scripts, Inc.* (Pharmaceuticals)	1,748	117,973
Exxon Mobil Corp. (Oil & Gas)	38,380	3,316,032
Family Dollar Stores, Inc. (Retail)	950	19,979
Fannie Mae (Diversified Financial Services)	6,840	231,602
Federated Investors, Inc. - Class B (Diversified Financial Services)	570	24,265
FedEx Corp. (Transportation)	2,166	202,478
Fidelity National Information Services, Inc. (Software)	1,178	50,006
Fifth Third Bancorp (Banks)	3,724	100,920
First Horizon National Corp. (Banks)	874	18,940
FirstEnergy Corp. (Electric)	2,128	151,556
Fiserv, Inc.* (Software)	1,140	58,562
Fluor Corp. (Engineering & Construction)	608	73,975
Ford Motor Co.* (Auto Manufacturers)	14,820	98,405
Forest Laboratories, Inc.* (Pharmaceuticals)	2,166	86,142
Fortune Brands, Inc. (Household Products/Wares)	1,064	74,395
FPL Group, Inc. (Electric)	2,850	183,768
Franklin Resources, Inc. (Diversified Financial Services)	1,102	114,861
Freddie Mac (Diversified Financial Services)	4,636	140,888
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,660	236,820
GameStop Corp. - Class A* (Retail)	1,102	57,006
Gannett Co., Inc. (Media)	1,596	59,052
General Dynamics Corp. (Aerospace/Defense)	2,812	237,502
General Electric Co. (Miscellaneous Manufacturing)	70,984	2,513,543
General Growth Properties, Inc. (REIT)	1,710	62,449
General Mills, Inc. (Food)	2,356	128,661
General Motors Corp. (Auto Manufacturers)	3,952	111,881
Genuine Parts Co. (Distribution/Wholesale)	1,178	51,750
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,078	74,919
Genzyme Corp.* (Biotechnology)	1,862	145,478
Gilead Sciences, Inc.* (Pharmaceuticals)	6,536	298,630
Goodrich Corp. (Aerospace/Defense)	874	54,669
Google, Inc. - Class A* (Internet)	1,596	900,623
H & R Block, Inc. (Commercial Services)	2,280	43,936
Halliburton Co. (Oil & Gas Services)	6,156	204,195
Harley-Davidson, Inc. (Leisure Time)	1,672	67,850
Harman International Industries, Inc. (Home Furnishings)	418	19,466
Hartford Financial Services Group, Inc. (Insurance)	2,204	178,017
Hasbro, Inc. (Toys/Games/Hobbies)	1,026	26,645
Heinz (H.J.) Co. (Food)	2,204	93,802
Hercules, Inc. (Chemicals)	798	13,989
Hess Corp. (Oil & Gas)	1,938	176,029
Hewlett-Packard Co. (Computers)	18,088	791,350
Home Depot, Inc. (Retail)	11,856	363,624
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,244	309,763
Hospira, Inc.* (Pharmaceuticals)	1,102	45,303
Host Marriott Corp. (REIT)	3,648	61,068
Hudson City Bancorp, Inc. (Savings & Loans)	3,648	59,754
Humana, Inc.* (Healthcare - Services)	1,178	94,593
Huntington Bancshares, Inc. (Banks)	2,546	34,244
IAC/InterActiveCorp* (Internet)	1,292	33,514
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,888	145,555
IMS Health, Inc. (Software)	1,330	31,774
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	1,900	75,088
Integrys Energy Group, Inc. (Electric)	532	25,866
Intel Corp. (Semiconductors)	41,078	870,854
IntercontinentalExchange, Inc.* (Diversified Financial Services)	456	63,822
International Business Machines Corp. (Computers)	9,652	1,036,046
International Flavors & Fragrances, Inc. (Chemicals)	570	24,288
International Game Technology (Entertainment)	2,204	94,045
International Paper Co. (Forest Products & Paper)	3,002	96,814
Interpublic Group of Cos., Inc.* (Advertising)	3,306	29,523
Intuit, Inc.* (Software)	2,318	71,139
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,254	74,525
J.C. Penney Co., Inc. (Retail)	1,558	73,865
J.P. Morgan Chase & Co. (Diversified Financial Services)	23,598	1,122,085
Jabil Circuit, Inc. (Electronics)	1,444	19,133
Jacobs Engineering Group, Inc.* (Engineering & Construction)	836	63,904
Janus Capital Group, Inc. (Diversified Financial Services)	1,064	28,739
JDS Uniphase Corp.* (Telecommunications)	1,520	15,823
Johnson & Johnson (Healthcare - Products)	20,102	1,271,653
Johnson Controls, Inc. (Auto Parts & Equipment)	4,142	146,503
Jones Apparel Group, Inc. (Apparel)	570	9,576
Juniper Networks, Inc.* (Telecommunications)	3,648	99,043
KB Home (Home Builders)	532	14,630
Kellogg Co. (Food)	1,824	87,370
KeyCorp (Banks)	2,698	70,553
Kimberly-Clark Corp. (Household Products/Wares)	2,964	194,587
Kimco Realty Corp. (REIT)	1,748	62,596
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,710	17,938
KLA -Tencor Corp. (Semiconductors)	1,254	52,392
Kohls Corp.* (Retail)	2,204	100,591
Kraft Foods, Inc. (Food)	10,868	317,998
Kroger Co. (Food)	4,750	120,887

See notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
L-3 Communications Holdings, Inc. (Aerospace/Defense)	874	$96,865
Laboratory Corp. of America Holdings* (Healthcare - Services)	798	58,956
Legg Mason, Inc. (Diversified Financial Services)	912	65,664
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,178	22,406
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	3,724	238,969
Lennar Corp. - Class A (Home Builders)	950	19,570
Leucadia National Corp. (Holding Companies - Diversified)	1,178	52,032
Lexmark International, Inc. - Class A* (Computers)	646	23,392
Limited, Inc. (Retail)	2,166	41,349
Lincoln National Corp. (Insurance)	1,862	101,218
Linear Technology Corp. (Semiconductors)	1,558	43,110
Liz Claiborne, Inc. (Apparel)	684	14,973
Lockheed Martin Corp. (Aerospace/Defense)	2,432	262,461
Loews Corp. (Insurance)	3,078	143,712
Lowe’s Cos., Inc. (Retail)	10,260	271,274
LSI Logic Corp.* (Semiconductors)	4,940	25,787
M&T Bank Corp. (Banks)	494	45,334
Macy’s, Inc. (Retail)	3,040	84,026
Manitowoc Co. (Machinery-Diversified)	912	34,765
Marathon Oil Corp. (Oil & Gas)	4,978	233,219
Marriott International, Inc. - Class A (Lodging)	2,166	77,889
Marsh & McLennan Cos., Inc. (Insurance)	3,648	100,685
Marshall & Ilsley Corp. (Banks)	1,786	49,829
Masco Corp. (Building Materials)	2,584	59,251
Mattel, Inc. (Toys/Games/Hobbies)	2,546	53,491
MBIA, Inc. (Insurance)	874	13,547
McCormick & Co., Inc. (Food)	874	29,471
McDonald’s Corp. (Retail)	8,284	443,608
McGraw-Hill Cos., Inc. (Media)	2,280	97,493
McKesson Corp. (Commercial Services)	2,014	126,459
MeadWestvaco Corp. (Forest Products & Paper)	1,292	36,176
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,724	186,498
Medtronic, Inc. (Healthcare - Products)	7,942	369,859
MEMC Electronic Materials, Inc.* (Semiconductors)	1,596	114,050
Merck & Co., Inc. (Pharmaceuticals)	15,276	706,973
Meredith Corp. (Media)	266	12,499
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,004	338,626
MetLife, Inc. (Insurance)	5,168	304,757
MGIC Investment Corp. (Insurance)	570	10,545
Microchip Technology, Inc. (Semiconductors)	1,482	47,291
Micron Technology, Inc.* (Semiconductors)	5,320	37,400
Microsoft Corp. (Software)	56,506	1,842,096
Millipore Corp.* (Biotechnology)	380	26,657
Molex, Inc. (Electrical Components & Equipment)	988	23,752
Molson Coors Brewing Co. - Class B (Beverages)	950	42,436
Monsanto Co. (Agriculture)	3,838	431,545
Monster Worldwide, Inc.* (Internet)	874	24,341
Moody’s Corp. (Commercial Services)	1,482	51,855
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,448	368,155
Motorola, Inc. (Telecommunications)	16,036	184,895
Murphy Oil Corp. (Oil & Gas)	1,292	95,014
Mylan Laboratories, Inc. (Pharmaceuticals)	2,090	31,162
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,976	53,787
National City Corp. (Banks)	4,446	79,094
National Semiconductor Corp. (Semiconductors)	1,634	30,115
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,470	148,768
Network Appliance, Inc.* (Computers)	2,394	55,589
Newell Rubbermaid, Inc. (Housewares)	1,938	46,745
Newmont Mining Corp. (Mining)	3,154	171,388
News Corp. - Class A (Media)	16,226	306,671
Nicor, Inc. (Gas)	304	12,464
NIKE, Inc. - Class B (Apparel)	2,698	166,628
NiSource, Inc. (Electric)	1,900	36,081
Noble Corp.ADR (Oil & Gas)	1,862	81,500
Noble Energy, Inc. (Oil & Gas)	1,178	85,499
Nordstrom, Inc. (Retail)	1,292	50,259
Norfolk Southern Corp. (Transportation)	2,698	146,744
Northern Trust Corp. (Banks)	1,330	97,569
Northrop Grumman Corp. (Aerospace/Defense)	2,356	186,972
Novell, Inc.* (Software)	2,432	15,468
Novellus Systems, Inc.* (Semiconductors)	798	18,960
Nucor Corp. (Iron/Steel)	2,014	116,409
NVIDIA Corp.* (Semiconductors)	3,876	95,311
NYSE Euronext (Diversified Financial Services)	1,862	146,446
Occidental Petroleum Corp. (Oil & Gas)	5,814	394,596
Office Depot, Inc.* (Retail)	1,900	28,177
OfficeMax, Inc. (Retail)	494	12,236
Omnicom Group, Inc. (Advertising)	2,280	103,444
Oracle Corp.* (Software)	27,702	569,276
PACCAR, Inc. (Auto Manufacturers)	2,584	121,241
Pactiv Corp.* (Packaging & Containers)	912	26,092
Pall Corp. (Miscellaneous Manufacturing)	836	30,840
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,178	79,645
Patriot Coal Corp.* (Coal)	259	10,295
Patterson Cos., Inc.* (Healthcare - Products)	950	30,438
Paychex, Inc. (Commercial Services)	2,318	75,845
Peabody Energy Corp. (Coal)	1,824	98,532
Pepco Holdings, Inc. (Electric)	1,406	35,797

See notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	11,286	$769,592
PerkinElmer, Inc. (Electronics)	798	19,862
Pfizer, Inc. (Pharmaceuticals)	47,956	1,121,691
PG&E Corp. (Electric)	2,470	101,369
Pinnacle West Capital Corp. (Electric)	684	26,279
Pitney Bowes, Inc. (Office/Business Equipment)	1,520	55,784
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,178	49,181
PNC Financial Services Group (Banks)	2,432	159,588
Polo Ralph Lauren Corp. (Apparel)	380	23,024
PPG Industries, Inc. (Chemicals)	1,140	75,343
PPL Corp. (Electric)	2,584	126,409
Praxair, Inc. (Chemicals)	2,204	178,326
Precision Castparts Corp. (Metal Fabricate/Hardware)	950	108,110
Principal Financial Group, Inc. (Insurance)	1,824	108,729
Procter & Gamble Co. (Cosmetics/Personal Care)	21,812	1,438,501
Progress Energy, Inc.CVO* (Electric)	987	0
Progress Energy, Inc. (Electric)	1,786	80,674
Progressive Corp. (Insurance)	4,902	90,981
ProLogis (REIT)	1,786	105,999
Prudential Financial, Inc. (Insurance)	3,154	266,103
Public Service Enterprise Group, Inc. (Electric)	1,786	171,456
Public Storage, Inc. (REIT)	874	68,390
Pulte Homes, Inc. (Home Builders)	1,482	24,216
QLogic Corp.* (Semiconductors)	950	13,585
Qualcomm, Inc. (Telecommunications)	11,476	486,812
Quest Diagnostics, Inc. (Healthcare - Services)	1,064	52,476
Questar Corp. (Pipelines)	1,178	59,972
Qwest Communications International, Inc. (Telecommunications)	11,020	64,798
R.R. Donnelley & Sons Co. (Commercial Services)	1,482	51,707
RadioShack Corp. (Retail)	912	15,823
Range Resources Corp. (Oil & Gas)	1,026	53,578
Raytheon Co. (Aerospace/Defense)	3,002	195,550
Regions Financial Corp. (Banks)	4,864	122,767
Reynolds American, Inc. (Agriculture)	1,178	74,603
Robert Half International, Inc. (Commercial Services)	1,102	30,614
Rockwell Collins, Inc. (Aerospace/Defense)	1,140	72,048
Rockwell International Corp. (Machinery-Diversified)	1,026	58,503
Rohm & Haas Co. (Chemicals)	874	46,628
Rowan Cos., Inc. (Oil & Gas)	760	25,870
Ryder System, Inc. (Transportation)	380	19,783
SAFECO Corp. (Insurance)	646	34,477
Safeway, Inc. (Food)	3,078	95,387
SanDisk Corp.* (Computers)	1,596	40,618
Sara Lee Corp. (Food)	5,054	71,059
Schering-Plough Corp. (Pharmaceuticals)	11,362	222,354
Schlumberger, Ltd.ADR (Oil & Gas Services)	8,398	633,713
Seagate Technology, Inc.* (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	1,102	28,817
Sears Holdings Corp.* (Retail)	494	54,582
Sempra Energy (Gas)	1,824	101,962
Sherwin-Williams Co. (Chemicals)	722	41,306
Sigma-Aldrich Corp. (Chemicals)	912	45,290
Simon Property Group, Inc. (REIT)	1,558	139,254
SLM Corp. (Diversified Financial Services)	2,888	62,814
Smith International, Inc. (Oil & Gas Services)	1,406	76,219
Snap-on, Inc. (Hand/Machine Tools)	380	18,666
Southern Co. (Electric)	5,320	193,382
Southwest Airlines Co. (Airlines)	5,130	60,175
Sovereign Bancorp, Inc. (Savings & Loans)	2,508	31,275
Spectra Energy Corp. (Pipelines)	4,408	100,679
Sprint Corp. (Telecommunications)	19,950	210,073
St. Jude Medical, Inc.* (Healthcare - Products)	2,394	96,981
Staples, Inc. (Retail)	4,940	118,264
Starbucks Corp.* (Retail)	5,130	97,008
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,368	61,902
State Street Corp. (Banks)	2,698	221,560
Stryker Corp. (Healthcare - Products)	1,672	111,974
Sun Microsystems, Inc.* (Computers)	5,814	101,745
Sunoco, Inc. (Oil & Gas)	798	49,636
SunTrust Banks, Inc. (Banks)	2,432	167,686
SuperValu, Inc. (Food)	1,482	44,549
Symantec Corp.* (Internet)	6,080	109,014
Sysco Corp. (Food)	4,256	123,637
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,824	92,276
Target Corp. (Retail)	5,814	323,142
TECO Energy, Inc. (Electric)	1,444	24,071
Tellabs, Inc.* (Telecommunications)	3,078	20,992
Tenet Healthcare Corp.* (Healthcare - Services)	3,306	14,646
Teradata Corp.* (Computers)	1,254	29,870
Teradyne, Inc.* (Semiconductors)	1,216	13,340
Terex Corp.* (Machinery - Construction & Mining)	684	40,192
Tesoro Petroleum Corp. (Oil & Gas)	950	37,098
Texas Instruments, Inc. (Semiconductors)	9,804	303,238
Textron, Inc. (Miscellaneous Manufacturing)	1,748	97,975
The AES Corp.* (Electric)	4,674	89,180
The Charles Schwab Corp. (Diversified Financial Services)	6,574	146,600
The Dow Chemical Co. (Chemicals)	6,612	255,620
The E.W. Scripps Co. - Class A (Media)	608	24,758
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	798	33,676
The Gap, Inc. (Retail)	3,268	62,484
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,774	556,936
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,672	42,084
The Hershey Co. (Food)	1,178	42,644

See notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
The New York Times Co. - Class A (Media)	988	$16,539
The Pepsi Bottling Group, Inc. (Beverages)	950	33,108
The Stanley Works (Hand/Machine Tools)	570	29,275
The Travelers Companies, Inc. (Insurance)	4,522	217,508
The Williams Cos., Inc. (Pipelines)	4,142	132,420
Thermo Electron Corp.* (Electronics)	2,964	152,616
Tiffany & Co. (Retail)	950	37,905
Time Warner, Inc. (Media)	25,384	399,544
Titanium Metals Corp. (Mining)	608	13,218
TJX Cos., Inc. (Retail)	3,040	95,942
Torchmark Corp. (Insurance)	646	39,445
Total System Services, Inc. (Software)	1,330	30,723
Trane, Inc. (Building Materials)	1,178	52,751
Transocean, Inc.ADR* (Oil & Gas)	2,204	270,210
Tyco Electronics, Ltd.ADR (Electronics)	3,458	116,915
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,458	136,107
Tyson Foods, Inc. - Class A (Food)	1,900	27,075
U.S. Bancorp (Banks)	12,122	411,542
Union Pacific Corp. (Transportation)	1,824	228,055
Unisys Corp.* (Computers)	2,432	10,117
United Parcel Service, Inc. - Class B (Transportation)	7,372	539,336
United States Steel Corp. (Iron/Steel)	798	81,484
United Technologies Corp. (Aerospace/Defense)	6,916	507,704
UnitedHealth Group, Inc. (Healthcare - Services)	9,044	459,797
UnumProvident Corp. (Insurance)	2,508	56,731
UST, Inc. (Agriculture)	1,064	55,285
V. F. Corp. (Apparel)	608	47,041
Valero Energy Corp. (Oil & Gas)	3,838	227,171
Varian Medical Systems, Inc.* (Healthcare - Products)	874	45,439
VeriSign, Inc.* (Internet)	1,520	51,558
Verizon Communications, Inc. (Telecommunications)	20,292	788,141
Viacom, Inc. - Class B* (Media)	4,598	178,218
Vornado Realty Trust (REIT)	912	82,445
Vulcan Materials Co. (Building Materials)	760	59,630
W.W. Grainger, Inc. (Distribution/Wholesale)	456	36,284
Wachovia Corp. (Banks)	13,870	539,959
Wal-Mart Stores, Inc. (Retail)	16,568	842,980
Walgreen Co. (Retail)	6,954	244,155
Walt Disney Co. (Media)	13,376	400,344
Washington Mutual, Inc. (Savings & Loans)	6,080	121,114
Washington Post Co. - Class B (Media)	38	28,272
Waste Management, Inc. (Environmental Control)	3,572	115,876
Waters Corp.* (Electronics)	684	39,296
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	722	18,851
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,356	145,624
WellPoint, Inc.* (Healthcare - Services)	3,990	312,018
Wells Fargo & Co. (Banks)	23,712	806,445
Wendy’s International, Inc. (Retail)	608	14,847
Western Union Co. (Commercial Services)	5,244	117,466
Weyerhaeuser Co. (Forest Products & Paper)	1,444	97,788
Whirlpool Corp. (Home Furnishings)	532	45,279
Whole Foods Market, Inc. (Food)	950	37,468
Windstream Corp. (Telecommunications)	3,344	38,824
Wrigley (WM.) Jr. Co. (Food)	1,520	87,294
Wyeth (Pharmaceuticals)	9,386	373,563
Wyndham Worldwide Corp. (Lodging)	1,216	28,649
Xcel Energy, Inc. (Electric)	2,926	60,832
Xerox Corp. (Office/Business Equipment)	6,460	99,484
Xilinx, Inc. (Semiconductors)	2,052	44,877
XL Capital, Ltd. - Class AADR (Insurance)	1,216	54,720
XTO Energy, Inc. (Oil & Gas)	3,382	175,661
Yahoo!, Inc.* (Internet)	9,386	180,023
YUM! Brands, Inc. (Retail)	3,572	122,020
Zimmer Holdings, Inc.* (Healthcare - Products)	1,634	127,893
Zions Bancorp (Banks)	722	39,522

TOTAL COMMON STOCKS (Cost $46,895,640)		84,389,576

	Principal Amount	Value
Repurchase Agreements (14.9%)
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $3,849,297 (Collateralized by $3,945,000 Federal Home Loan Bank , 2.661%**, 2/29/08, market value $3,936,677)	$3,849,000	3,849,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $5,498,425 (Collateralized by $5,540,000 of various U.S. Government Agency Obligations, 2.423%**-5.50%, 2/13/08-3/15/11, market value $5,612,619)	5,498,000	5,498,000

See notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $6,347,490 (Collateralized by $6,470,000 of various Federal National Mortgage Association Securities, 2.413%**-6.00%, 5/15/08-8/1/12, market value $6,475,706)	$6,347,000	$6,347,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,694,000)		15,694,000

TOTAL INVESTMENT SECURITIES (Cost $62,589,640)—95.2%		100,083,576
Net other assets (liabilities)—4.8%		5,060,056

NET ASSETS—100.0%		$105,143,632

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P 500 Futures Contract expiring March 2008 (Underlying face amount at value $126,431,000)	368	(11,611,872)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring March 2008 (Underlying face amount at value $76,614,438)	1,115	2,257,596

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/08	75,379,554	1,344,515
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/08	737,666	13,142

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2008:

Advertising		0.1%
Aerospace/Defense		2.1%
Agriculture		1.9%
Airlines		0.1%
Apparel		0.3%
Auto Manufacturers		0.3%
Auto Parts & Equipment		0.1%
Banks		4.8%
Beverages		1.7%
Biotechnology		0.6%
Building Materials		0.3%
Chemicals		1.0%
Coal		0.2%
Commercial Services		0.6%
Computers		3.6%
Cosmetics/Personal Care		1.8%
Distribution/Wholesale		0.1%
Diversified Financial Services		5.5%
Electric		2.7%
Electrical Components & Equipment		0.3%
Electronics		0.3%
Engineering & Construction		0.2%
Entertainment		0.1%
Environmental Control		0.1%
Food		1.3%
Forest Products & Paper		0.3%
Gas		0.1%
Hand/Machine Tools		NM
Healthcare - Products		2.7%
Healthcare - Services		1.3%
Holding Companies - Diversified		0.1%
Home Builders		NM
Home Furnishings		NM
Household Products/Wares		0.4%
Housewares		NM
Insurance		3.4%
Internet		1.7%
Investment Companies		NM
Iron/Steel		0.2%
Leisure Time		0.2%
Lodging		0.2%
Machinery - Construction & Mining		0.3%
Machinery-Diversified		0.5%
Media		2.2%
Metal Fabricate/Hardware		0.1%
Mining		0.6%
Miscellaneous Manufacturing		4.1%
Office/Business Equipment		0.2%
Oil & Gas		8.4%
Oil & Gas Services		1.3%
Packaging & Containers		NM
Pharmaceuticals		4.6%
Pipelines		0.4%
REIT		1.0%
Real Estate		NM

See notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Retail	4.3%
Savings & Loans	0.2%
Semiconductors	1.8%
Software	3.1%
Telecommunications	4.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other***	19.7%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2008
(unaudited)

	Shares	Value
Common Stocks (88.3%)
3Com Corp.* (Telecommunications)	28,126	$116,160
AAR Corp.* (Aerospace/Defense)	2,744	80,838
Aaron Rents, Inc. (Commercial Services)	3,430	65,582
AbitibiBowater, Inc.* (Forest Products & Paper)	2,058	50,977
ABM Industries, Inc. (Commercial Services)	3,773	78,177
Acco Brands Corp.* (Household Products/Wares)	3,773	51,124
ACI Worldwide, Inc.* (Software)	2,744	40,886
Actuant Corp. - Class A (Miscellaneous Manufacturing)	4,116	112,490
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,744	124,879
Administaff, Inc. (Commercial Services)	2,058	61,761
ADTRAN, Inc. (Telecommunications)	4,116	85,654
Advance America Cash Advance Centers, Inc. (Commercial Services)	5,488	49,118
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,087	33,370
Advanta Corp. - Class B (Diversified Financial Services)	3,087	30,839
Advisory Board Co.* (Commercial Services)	1,715	109,280
Aecom Technology Corp.* (Engineering & Construction)	3,087	76,033
Aeropostale, Inc.* (Retail)	4,459	125,610
AFC Enterprises, Inc.* (Retail)	4,116	38,155
Affymetrix, Inc.* (Biotechnology)	4,459	89,448
Aftermarket Technology Corp.* (Auto Parts & Equipment)	2,401	61,009
Agilysys, Inc. (Computers)	3,087	46,984
AirTran Holdings, Inc.* (Airlines)	6,860	59,202
Alaska Air Group, Inc.* (Airlines)	3,087	78,101
Alaska Communications Systems Group, Inc. (Telecommunications)	5,145	72,236
Albany International Corp. - Class A (Machinery-Diversified)	2,401	84,059
Alesco Financial, Inc. (REIT)	8,232	29,718
Alexandria Real Estate Equities, Inc. (REIT)	1,715	168,464
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,401	156,833
Align Technology, Inc.* (Healthcare - Products)	4,116	48,486
Alkermes, Inc.* (Pharmaceuticals)	7,203	95,944
Alliance One International, Inc.* (Agriculture)	8,232	31,035
Allscripts Healthcare Solutions, Inc.* (Software)	3,773	55,954
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	3,773	113,341
Alpha Natural Resources, Inc.* (Coal)	5,145	172,152
Alpharma, Inc. - Class A* (Pharmaceuticals)	3,087	63,345
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,029	53,055
Amedisys, Inc.* (Healthcare - Services)	2,058	87,733
AMERCO* (Trucking & Leasing)	1,029	71,495
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	3,430	74,603
American Campus Communities, Inc. (REIT)	3,430	98,955
American Commercial Lines, Inc.* (Transportation)	4,459	90,339
American Dental Partners, Inc.* (Healthcare - Services)	2,744	24,257
American Equity Investment Life Holding Co. (Insurance)	6,517	53,896
American Financial Realty Trust (REIT)	12,005	98,801
American Medical Systems Holdings, Inc.* (Healthcare - Products)	5,488	78,424
American Physicians Capital, Inc. (Insurance)	2,058	85,037
American Reprographics Co.* (Software)	2,401	37,768
American States Water Co. (Water)	3,773	130,093
American Superconductor Corp.* (Electrical Components & Equipment)	3,430	69,458
AmericanWest Bancorp (Banks)	5,145	62,666
AMERIGROUP Corp.* (Healthcare - Services)	3,773	141,563
Ameris Bancorp (Banks)	4,116	64,950
Ameristar Casinos, Inc. (Lodging)	2,401	52,774
Ameron International Corp. (Miscellaneous Manufacturing)	1,029	92,456
Amkor Technology, Inc.* (Semiconductors)	7,203	55,031
AMN Healthcare Services, Inc.* (Commercial Services)	3,087	48,219
ANADIGICS, Inc.* (Semiconductors)	4,802	47,972
Analogic Corp. (Electronics)	1,372	81,030
Anixter International, Inc.* (Telecommunications)	1,715	120,153
ANSYS, Inc.* (Software)	5,145	179,612
Anworth Mortgage Asset Corp. (REIT)	9,261	82,145
Apex Silver Mines, Ltd.ADR* (Mining)	4,116	58,653
Apogee Enterprises, Inc. (Building Materials)	2,744	47,883
Apollo Investment Corp. (Investment Companies)	6,174	93,721
Applera Corp.-Celera Genomics Group* (Biotechnology)	7,203	110,350
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,430	103,552
Applied Micro Circuits Corp.* (Semiconductors)	6,517	52,332
Apria Healthcare Group, Inc.* (Healthcare - Services)	3,087	65,506
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,459	168,193
Aquila, Inc.* (Electric)	31,556	110,762
Arbitron, Inc. (Commercial Services)	2,058	82,258
Arch Chemicals, Inc. (Chemicals)	2,401	80,842
Arena Pharmaceuticals, Inc.* (Biotechnology)	6,174	44,700
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	11,319	38,824

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Ariba, Inc.* (Internet)	7,546	$75,234
Arlington Tankers, Ltd.ADR (Transportation)	4,116	87,342
Array BioPharma, Inc.* (Pharmaceuticals)	5,831	37,960
Arris Group, Inc.* (Telecommunications)	7,203	63,314
ArthroCare Corp.* (Healthcare - Products)	2,058	82,382
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,488	74,527
Ashford Hospitality Trust (REIT)	9,261	57,881
Aspen Insurance Holdings, Ltd.ADR (Insurance)	5,831	164,551
Aspen Technology, Inc.* (Software)	6,517	91,564
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	6,517	42,947
Assured Guaranty, Ltd.ADR (Insurance)	4,802	113,615
Astec Industries, Inc.* (Machinery - Construction & Mining)	1,715	52,942
Atheros Communications* (Telecommunications)	3,773	103,041
Atlas America, Inc. (Oil & Gas)	1,715	87,825
ATMI, Inc.* (Semiconductors)	2,744	72,167
ATP Oil & Gas Corp.* (Oil & Gas)	1,715	64,553
Atwood Oceanics, Inc.* (Oil & Gas)	1,715	142,499
Avid Technology, Inc.* (Software)	3,087	80,015
Avocent Corp.* (Internet)	3,773	62,632
Badger Meter, Inc. (Electronics)	2,744	103,723
Baldor Electric Co. (Hand/Machine Tools)	3,087	93,474
Bally Technologies, Inc.* (Entertainment)	4,116	196,086
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	4,116	63,510
BankFinancial Corp. (Savings & Loans)	6,860	110,652
Banner Corp. (Banks)	3,087	79,737
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,430	91,410
Basic Energy Services, Inc.* (Oil & Gas Services)	3,430	61,363
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	4,116	38,196
BearingPoint, Inc.* (Commercial Services)	14,749	28,908
Beazer Homes USA, Inc. (Home Builders)	2,744	23,928
Belden, Inc. (Electrical Components & Equipment)	2,744	116,071
Belo Corp. - Class A (Media)	6,174	102,550
Benchmark Electronics, Inc.* (Electronics)	4,802	85,236
Berry Petroleum Co. - Class A (Oil & Gas)	2,744	102,818
Big 5 Sporting Goods Corp. (Retail)	3,087	36,766
Bill Barrett Corp.* (Oil & Gas)	2,058	85,963
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	1,372	130,628
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	6,860	254,232
BioMed Realty Trust, Inc. (REIT)	5,145	118,747
Blackbaud, Inc. (Software)	3,773	104,399
Blackboard, Inc.* (Software)	2,401	83,987
Blockbuster, Inc. - Class A* (Retail)	15,778	49,227
Blue Nile, Inc.* (Internet)	1,029	56,852
Bob Evans Farms, Inc. (Retail)	3,087	91,807
Borders Group, Inc. (Retail)	4,459	50,208
Borland Software Corp.* (Software)	12,005	30,013
Boston Private Financial Holdings, Inc. (Banks)	4,116	93,968
Bowne & Co., Inc. (Commercial Services)	4,116	50,627
Brady Corp. - Class A (Electronics)	3,430	104,169
Briggs & Stratton Corp. (Machinery-Diversified)	3,430	71,516
Bright Horizons Family Solutions, Inc.* (Commercial Services)	2,401	102,211
Brightpoint, Inc.* (Distribution/Wholesale)	4,116	52,356
Bristow Group, Inc.* (Transportation)	1,715	86,350
Brooks Automation, Inc.* (Semiconductors)	5,488	67,448
Brown Shoe Co., Inc. (Retail)	3,430	58,996
Brush Engineered Materials, Inc.* (Mining)	1,715	49,083
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,802	63,146
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,401	222,597
Buffalo Wild Wings, Inc.* (Retail)	1,372	34,533
CACI International, Inc. - Class A* (Computers)	2,058	89,708
Calamos Asset Management, Inc. (Diversified Financial Services)	3,087	67,358
California Water Service Group (Water)	3,773	131,414
Callaway Golf Co. (Leisure Time)	5,831	104,492
Capital City Bank Group, Inc. (Banks)	3,773	110,209
Capital Lease Funding, Inc. (REIT)	8,918	72,325
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,715	83,486
Carter’s, Inc.* (Apparel)	4,116	75,776
Cascade Corp. (Machinery-Diversified)	1,029	53,117
Casey’s General Stores, Inc. (Retail)	3,773	98,098
Cash America International, Inc. (Retail)	2,401	78,057
Cbeyond, Inc.* (Telecommunications)	1,715	57,864
CBRE Realty Finance, Inc. (REIT)	6,174	35,130
CBRL Group, Inc. (Retail)	2,058	64,354
Centene Corp.* (Healthcare - Services)	3,773	90,326
Centennial Bank Holdings, Inc.* (Banks)	11,662	75,920
Centerline Holding Co. (Diversified Financial Services)	5,145	29,275
Central European Distribution Corp.* (Distribution/Wholesale)	2,744	144,252
Central Garden & Pet Co. - Class A* (Household Products/Wares)	6,517	32,389
Central Vermont Public Service Corp. (Electric)	2,058	59,950
Century Aluminum Co.* (Mining)	1,715	89,163
Cenveo, Inc.* (Commercial Services)	4,116	63,963

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Cepheid, Inc.* (Healthcare - Products)	5,145	$157,128
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,715	82,577
CF Industries Holdings, Inc. (Chemicals)	3,430	366,770
Champion Enterprises, Inc.* (Home Builders)	6,174	60,320
Charlotte Russe Holding, Inc.* (Retail)	2,401	43,290
Charming Shoppes, Inc.* (Retail)	8,918	57,521
Charter Communications, Inc. - Class A* (Media)	28,126	32,907
Chattem, Inc.* (Cosmetics/Personal Care)	1,372	105,260
Checkpoint Systems, Inc.* (Electronics)	3,087	73,347
Chemed Corp. (Commercial Services)	1,715	87,859
Cherokee, Inc. (Apparel)	2,401	81,130
Chipotle Mexican Grill, Inc. - Class B* (Retail)	2,058	197,198
Chiquita Brands International, Inc.* (Food)	3,773	70,480
Christopher & Banks Corp. (Retail)	3,430	43,801
Cincinnati Bell, Inc.* (Telecommunications)	18,522	71,865
Cirrus Logic, Inc.* (Semiconductors)	8,575	36,444
Citadel Broadcasting Corp. (Media)	17,493	25,540
Citi Trends, Inc.* (Retail)	1,715	23,444
Citizens Republic Bancorp, Inc. (Banks)	6,174	87,300
CKE Restaurants, Inc. (Retail)	4,802	63,002
Clarcor, Inc. (Miscellaneous Manufacturing)	3,773	141,525
Cleco Corp. (Electric)	4,802	124,132
CMGI, Inc.* (Internet)	3,430	44,247
CNET Networks, Inc.* (Internet)	12,348	97,426
CoBiz Financial, Inc. (Banks)	5,488	78,478
Coeur d’Alene Mines Corp.* (Mining)	20,237	92,483
Cogent Communications Group, Inc.* (Internet)	3,430	70,212
Cognex Corp. (Machinery-Diversified)	4,116	62,975
Cohen & Steers, Inc. (Diversified Financial Services)	1,372	39,088
Cohu, Inc. (Semiconductors)	3,773	56,406
Coinstar, Inc.* (Commercial Services)	2,744	84,378
Collective Brands, Inc.* (Retail)	4,116	72,524
Columbia Banking System, Inc. (Banks)	4,459	114,641
Community Trust Bancorp, Inc. (Banks)	3,430	99,161
Commvault Systems, Inc.* (Software)	3,773	70,253
Compass Minerals International, Inc. (Mining)	2,744	116,400
Complete Production Services, Inc.* (Oil & Gas Services)	3,087	49,083
Comstock Resources, Inc.* (Oil & Gas)	3,087	97,858
Comtech Telecommunications Corp.* (Telecommunications)	1,715	76,832
Conceptus, Inc.* (Healthcare - Products)	3,430	55,840
Concur Technologies, Inc.* (Software)	3,430	120,256
CONMED Corp.* (Healthcare - Products)	2,744	66,679
Consolidated Communications Holdings, Inc. (Telecommunications)	3,773	59,010
Consolidated Water Co., Ltd.ADR (Water)	3,773	88,741
Consolidated-Tomoka Land Co. (Real Estate)	1,372	71,207
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,116	70,260
Corinthian Colleges, Inc.* (Commercial Services)	7,203	60,865
Corporate Office Properties Trust (REIT)	2,744	87,890
Corus Bankshares, Inc. (Banks)	4,459	56,718
CoStar Group, Inc.* (Commercial Services)	1,715	72,613
Crosstex Energy, Inc. (Oil & Gas)	3,430	112,298
CSG Systems International, Inc.* (Software)	3,430	43,767
CSK Auto Corp.* (Retail)	4,116	24,573
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,459	75,758
Curtiss-Wright Corp. (Aerospace/Defense)	3,087	128,728
CV Therapeutics, Inc.* (Pharmaceuticals)	5,145	43,115
Cymer, Inc.* (Electronics)	2,401	64,851
Daktronics, Inc. (Electronics)	2,744	56,225
Darling International, Inc.* (Environmental Control)	7,203	83,555
Dawson Geophysical Co.* (Oil & Gas Services)	1,029	58,941
DCT Industrial Trust, Inc. (REIT)	13,034	123,432
DealerTrack Holdings, Inc.* (Internet)	2,401	64,731
Deckers Outdoor Corp.* (Apparel)	1,029	124,756
Deerfield Capital Corp. (REIT)	6,174	49,330
Delta Petroleum Corp.* (Oil & Gas)	4,802	96,280
Deluxe Corp. (Commercial Services)	3,430	83,418
DeVry, Inc. (Commercial Services)	4,116	227,162
DiamondRock Hospitality Co. (REIT)	7,203	94,719
Digi International, Inc.* (Software)	4,802	56,231
Digital Realty Trust, Inc. (REIT)	3,773	134,809
Digital River, Inc.* (Internet)	2,744	102,900
Dionex Corp.* (Electronics)	1,372	96,177
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	2,058	50,236
Dress Barn, Inc.* (Retail)	3,430	41,812
Drill-Quip, Inc.* (Oil & Gas Services)	1,715	83,246
DTS, Inc.* (Home Furnishings)	3,430	74,808
Dycom Industries, Inc.* (Engineering & Construction)	3,087	72,915
Eagle Bulk Shipping, Inc.ADR (Transportation)	4,116	101,748
EarthLink, Inc.* (Internet)	12,348	84,090
Eclipsys Corp.* (Software)	3,773	97,117
Edge Petroleum Corp.* (Oil & Gas)	4,116	27,207
Education Realty Trust, Inc. (REIT)	8,232	96,973
El Paso Electric Co.* (Electric)	4,459	104,474

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Electronics for Imaging, Inc.* (Computers)	4,116	$60,752
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	3,087	61,894
EMCOR Group, Inc.* (Engineering & Construction)	4,116	90,264
Empire District Electric Co. (Electric)	6,174	136,878
Employers Holdings, Inc. (Insurance)	5,145	89,832
EMS Technologies, Inc.* (Telecommunications)	3,773	103,682
Emulex Corp.* (Semiconductors)	5,488	85,613
Encore Acquisition Co.* (Oil & Gas)	3,773	123,000
Encore Wire Corp. (Electrical Components & Equipment)	2,401	40,049
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	2,744	63,332
EnergySouth, Inc. (Gas)	2,058	119,199
Ennis, Inc. (Household Products/Wares)	3,430	54,297
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,715	51,450
Entegris, Inc.* (Semiconductors)	9,947	76,592
Entertainment Properties Trust (REIT)	2,058	101,871
Entravision Communications Corp.* (Media)	7,546	53,124
Enzon Pharmaceuticals, Inc.* (Biotechnology)	9,947	83,256
Epicor Software Corp.* (Software)	5,831	64,433
Equinix, Inc.* (Internet)	2,058	155,441
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,058	77,154
Euronet Worldwide, Inc.* (Commercial Services)	3,430	90,689
Evergreen Solar, Inc.* (Energy - Alternate Sources)	7,546	91,986
Excel Technology, Inc.* (Electronics)	3,430	87,671
EXCO Resources, Inc.* (Oil & Gas)	4,459	66,840
Exelixis, Inc.* (Biotechnology)	8,575	62,769
Exponent, Inc.* (Commercial Services)	3,773	116,208
Extra Space Storage, Inc. (REIT)	7,203	109,053
Federal Agricultural Mortgage Corp. - Class C (Diversified Financial Services)	2,401	66,076
FEI Co.* (Electronics)	2,744	62,179
FelCor Lodging Trust, Inc. (REIT)	4,802	64,875
Ferro Corp. (Chemicals)	3,773	66,707
Finisar Corp.* (Telecommunications)	20,580	32,928
First BanCorp (Banks)	7,203	68,861
First Financial Holdings, Inc. (Savings & Loans)	3,430	83,486
First Merchants Corp. (Banks)	4,802	129,654
First Place Financial Corp. (Savings & Loans)	4,459	70,051
First Potomac Realty Trust (REIT)	4,459	77,542
First State Bancorporation (Banks)	4,802	60,313
Fisher Communications, Inc.* (Media)	1,715	56,338
Fleetwood Enterprises, Inc.* (Home Builders)	7,203	33,710
FLIR Systems, Inc.* (Electronics)	8,232	249,265
Flow International Corp.* (Machinery-Diversified)	5,488	51,148
Flowers Foods, Inc. (Food)	5,145	123,480
Flushing Financial Corp. (Savings & Loans)	6,174	98,722
Force Protection, Inc.* (Auto Manufacturers)	4,459	18,237
FormFactor, Inc.* (Semiconductors)	3,087	74,767
Forward Air Corp. (Transportation)	3,087	95,697
Fossil, Inc.* (Household Products/Wares)	3,087	104,896
Foundry Networks, Inc.* (Telecommunications)	9,261	127,802
FPIC Insurance Group, Inc.* (Insurance)	2,058	86,662
Franklin Bank Corp. Houston* (Savings & Loans)	5,831	34,286
Fremont General Corp.* (Banks)	5,145	16,979
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	13,720	44,316
FTI Consulting, Inc.* (Commercial Services)	2,744	151,771
Fuel Tech, Inc.* (Environmental Control)	2,058	39,184
FuelCell Energy, Inc.* (Energy - Alternate Sources)	7,889	66,346
Fuller (H.B.) Co. (Chemicals)	4,116	85,448
Gartner Group, Inc.* (Commercial Services)	4,802	71,310
Gaylord Entertainment Co.* (Lodging)	2,744	80,097
Gemstar-TV Guide International, Inc.* (Media)	19,551	84,265
Genco Shipping & Trading, Ltd.ADR (Transportation)	1,715	84,584
GenCorp, Inc.* (Aerospace/Defense)	6,517	76,510
General Communication, Inc. - Class A* (Telecommunications)	5,831	42,042
Genesco, Inc.* (Retail)	1,715	57,212
Genesee & Wyoming, Inc. - Class A* (Transportation)	3,087	84,306
GeoEye, Inc.* (Telecommunications)	3,087	107,922
Georgia Gulf Corp. (Chemicals)	3,430	26,754
Gevity HR, Inc. (Commercial Services)	3,087	21,671
Gladstone Capital Corp. (Investment Companies)	4,116	68,120
GMH Communities Trust (REIT)	8,232	43,465
Golden Telecom, Inc.* (Telecommunications)	1,372	140,918
Goodman Global, Inc.* (Building Materials)	3,430	86,127
GrafTech International, Ltd.* (Electrical Components & Equipment)	6,860	103,243
Granite Construction, Inc. (Engineering & Construction)	2,058	78,348
Great Wolf Resorts, Inc.* (Entertainment)	6,174	51,059
Greatbatch, Inc.* (Electrical Components & Equipment)	2,401	54,215
Greenhill & Co., Inc. (Diversified Financial Services)	1,372	92,651

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Greif Brothers Corp. - Class A (Packaging & Containers)	2,058	$135,416
Grey Wolf, Inc.* (Oil & Gas)	12,691	75,638
Group 1 Automotive, Inc. (Retail)	2,058	54,414
GulfMark Offshore, Inc.* (Transportation)	1,715	71,721
Haemonetics Corp.* (Healthcare - Products)	2,058	123,151
Harleysville National Corp. (Banks)	6,517	98,733
Harvest Natural Resources, Inc.* (Oil & Gas)	6,174	74,829
Haynes International, Inc.* (Metal Fabricate/Hardware)	1,029	45,461
HealthExtras, Inc.* (Pharmaceuticals)	2,744	75,872
HEALTHSOUTH Corp.* (Healthcare - Services)	5,488	93,406
Healthways, Inc.* (Healthcare - Services)	2,401	135,176
Hecla Mining Co.* (Mining)	8,575	79,748
HEICO Corp. (Aerospace/Defense)	2,744	122,135
Heidrick & Struggles International, Inc. (Commercial Services)	1,715	47,128
Helen of Troy, Ltd.ADR* (Household Products/Wares)	2,744	46,648
Hercules Offshore, Inc.* (Oil & Gas Services)	2,058	47,437
Hercules Technology Growth Capital, Inc. (Investment Companies)	6,860	79,919
Hercules, Inc. (Chemicals)	7,546	132,281
Herman Miller, Inc. (Office Furnishings)	3,773	119,906
Hersha Hospitality Trust (REIT)	8,575	77,089
Hexcel Corp.* (Aerospace/Defense Equipment)	6,517	142,266
Hibbett Sports, Inc.* (Retail)	3,087	57,387
Highwoods Properties, Inc. (REIT)	3,773	112,926
Hilb, Rogal, and Hobbs Co. (Insurance)	2,401	86,868
Hologic, Inc.* (Healthcare - Products)	3,430	220,755
Horizon Lines, Inc. - Class A (Transportation)	3,087	58,005
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,715	66,336
Hub Group, Inc. - Class A* (Transportation)	3,087	89,924
Hudson Highland Group, Inc.* (Commercial Services)	2,744	18,687
Human Genome Sciences, Inc.* (Biotechnology)	10,976	61,246
Huron Consulting Group, Inc.* (Commercial Services)	1,372	98,537
Iconix Brand Group, Inc.* (Apparel)	4,116	85,572
IDACORP, Inc. (Electric)	3,773	123,151
IHS, Inc. - Class A* (Computers)	2,401	148,718
II-VI, Inc.* (Electronics)	2,401	77,840
IKON Office Solutions, Inc. (Office/Business Equipment)	7,546	61,726
Illumina, Inc.* (Biotechnology)	3,430	218,491
Imation Corp. (Computers)	2,744	71,097
Immucor, Inc.* (Healthcare - Products)	4,459	128,598
Independent Bank Corp. (Banks)	3,430	99,607
Independent Bank Corp. (Banks)	5,488	76,393
Infinity Property & Casualty Corp. (Insurance)	2,058	82,052
Informatica Corp.* (Software)	6,517	125,843
Infospace, Inc. (Internet)	3,430	32,619
Ingles Markets, Inc. - Class A (Food)	2,058	47,931
Innospec, Inc. (Chemicals)	2,744	43,273
Insight Enterprises, Inc.* (Retail)	4,116	71,083
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	3,430	43,561
Integra Bank Corp. (Banks)	5,145	76,403
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	3,430	119,398
InterDigital, Inc.* (Telecommunications)	3,430	69,320
Interface, Inc. - Class A (Office Furnishings)	4,802	76,640
Interline Brands, Inc.* (Building Materials)	2,744	54,496
Intermec, Inc.* (Machinery-Diversified)	4,459	88,823
InterMune, Inc.* (Biotechnology)	2,401	40,265
Internap Network Services Corp.* (Internet)	4,116	36,303
International Coal Group, Inc.* (Coal)	10,976	68,161
Interwoven, Inc.* (Internet)	5,145	65,187
inVentiv Health, Inc.* (Advertising)	2,401	78,969
Inverness Medical Innovations, Inc.* (Healthcare - Products)	3,087	139,069
ION Geophysical Corp.* (Oil & Gas Services)	5,145	63,798
IPC Holdings, Ltd.ADR (Insurance)	4,459	114,730
iPCS, Inc. (Telecommunications)	2,401	61,778
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	7,546	117,718
ITC Holdings Corp. (Electric)	3,430	181,241
Itron, Inc.* (Electronics)	2,058	169,579
J. Crew Group, Inc.* (Retail)	2,401	109,774
j2 Global Communications, Inc.* (Internet)	3,773	82,666
Jack Henry & Associates, Inc. (Computers)	5,145	126,464
Jack in the Box, Inc.* (Retail)	4,116	120,311
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,744	60,725
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,744	64,649
Jamba, Inc.* (Retail)	6,860	20,992
Jer Investors Trust, Inc. (REIT)	5,488	56,252
JetBlue Airways Corp.* (Airlines)	10,976	75,844
Jo-Ann Stores, Inc.* (Retail)	2,058	26,075
Jos. A. Bank Clothiers, Inc.* (Retail)	1,715	46,717
K-V Pharmaceutical Co.* (Pharmaceuticals)	3,087	80,200
Kadant, Inc.* (Machinery-Diversified)	2,401	63,458
Kaiser Aluminum Corp. (Mining)	1,029	65,815
Kaman Corp. (Aerospace/Defense)	2,744	81,058
Kaydon Corp. (Metal Fabricate/Hardware)	2,058	89,914
KBW, Inc.* (Diversified Financial Services)	2,401	71,334
KEMET Corp.* (Electronics)	9,261	48,250

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Kenexa Corp.* (Commercial Services)	2,058	$36,550
Kindred Healthcare, Inc.* (Healthcare - Services)	2,058	56,677
KNBT Bancorp, Inc. (Savings & Loans)	7,889	144,369
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	7,203	120,650
Knight Transportation, Inc. (Transportation)	4,802	82,402
Knightsbridge Tankers, Ltd.ADR (Transportation)	2,744	72,030
Knoll, Inc. (Office Furnishings)	3,773	50,407
Korn/Ferry International* (Commercial Services)	3,430	55,189
Kulicke & Soffa Industries, Inc.* (Semiconductors)	6,860	36,975
L-1 Identity Solutions, Inc.* (Electronics)	4,459	60,687
Laclede Group, Inc. (Gas)	4,802	161,251
Lance, Inc. (Food)	3,430	62,872
LandAmerica Financial Group, Inc. (Insurance)	1,029	53,673
Landauer, Inc. (Commercial Services)	2,058	97,961
LaSalle Hotel Properties (REIT)	3,087	84,615
Lattice Semiconductor Corp.* (Semiconductors)	12,691	33,631
Lawson Software, Inc.* (Software)	9,947	86,439
Layne Christensen Co.* (Engineering & Construction)	1,715	63,284
LCA-Vision, Inc. (Healthcare - Products)	1,715	28,315
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	6,174	40,193
Lear Corp.* (Auto Parts & Equipment)	4,802	140,987
Lee Enterprises, Inc. (Media)	4,116	49,145
Life Time Fitness, Inc.* (Leisure Time)	2,058	91,252
LifeCell Corp.* (Biotechnology)	2,744	108,415
Ligand Pharmaceuticals, Inc. - Class B (Pharmaceuticals)	8,918	37,099
Lin TV Corp. - Class A* (Media)	3,087	40,285
Littelfuse, Inc.* (Electrical Components & Equipment)	2,058	62,543
Live Nation, Inc.* (Commercial Services)	4,459	48,603
LKQ Corp.* (Distribution/Wholesale)	8,232	147,270
LodgeNet Entertainment Corp.* (Media)	2,401	36,231
Longs Drug Stores Corp. (Retail)	2,058	94,689
LoopNet, Inc.* (Internet)	3,087	43,558
LTC Properties, Inc. (REIT)	4,802	125,092
Luminex Corp.* (Healthcare - Products)	5,145	77,021
M&F Worldwide Corp.* (Food)	1,029	40,213
Macrovision Corp.* (Entertainment)	3,773	63,349
Magellan Health Services, Inc.* (Healthcare - Services)	2,744	120,023
Maguire Properties, Inc. (REIT)	3,087	85,139
Manhattan Associates, Inc.* (Computers)	2,744	68,024
MannKind Corp.* (Pharmaceuticals)	4,459	35,226
Mariner Energy, Inc.* (Oil & Gas)	5,831	146,125
Martek Biosciences Corp.* (Biotechnology)	3,430	97,755
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	4,116	116,071
MasTec, Inc.* (Telecommunications)	4,459	37,233
Matria Healthcare, Inc.* (Healthcare - Services)	2,058	59,394
Matrix Service Co.* (Oil & Gas Services)	2,401	43,266
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,744	134,099
Mattson Technology, Inc.* (Semiconductors)	6,517	37,147
Max Capital Group, Ltd.ADR (Insurance)	4,802	136,329
MAXIMUS, Inc. (Commercial Services)	1,715	60,505
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	3,430	45,002
MCG Capital Corp. (Investment Companies)	6,174	81,373
McGrath Rentcorp (Commercial Services)	2,744	63,908
Medarex, Inc.* (Pharmaceuticals)	8,575	85,664
Mediacom Communications Corp. - Class A* (Media)	7,546	37,428
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	3,773	76,630
Mentor Corp. (Healthcare - Products)	2,744	94,997
Mentor Graphics Corp.* (Computers)	6,517	53,765
Meridian Bioscience, Inc. (Healthcare - Products)	3,773	118,510
Meritage Homes Corp.* (Home Builders)	2,058	33,031
Metal Management, Inc. (Environmental Control)	1,715	85,201
Methode Electronics, Inc. (Electronics)	4,459	54,043
MGE Energy, Inc. (Electric)	3,773	123,603
Micros Systems, Inc.* (Computers)	2,744	168,976
Microsemi Corp.* (Semiconductors)	5,145	116,894
MicroStrategy, Inc. - Class A* (Software)	686	50,023
Midas, Inc.* (Commercial Services)	3,430	60,368
MKS Instruments, Inc.* (Semiconductors)	3,773	70,178
Mobile Mini, Inc.* (Storage/Warehousing)	3,087	46,922
Monaco Coach Corp. (Home Builders)	4,802	48,836
Monarch Casino & Resort, Inc.* (Lodging)	2,401	51,309
Montpelier Re Holdings, Ltd.ADR (Insurance)	7,546	129,338
Moog, Inc. - Class A* (Aerospace/Defense)	2,744	126,334
MPS Group, Inc.* (Commercial Services)	7,546	75,837
MSC.Software Corp.* (Software)	5,145	66,782
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,087	86,436
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	8,918	75,714

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
MVC Capital, Inc. (Investment Companies)	3,773	$57,802
Myriad Genetics, Inc.* (Biotechnology)	3,087	132,772
Nara Bancorp, Inc. (Banks)	5,488	66,734
Nash Finch Co. (Food)	1,372	48,953
NATCO Group, Inc. - Class A* (Oil & Gas Services)	1,715	78,513
National CineMedia, Inc. (Entertainment)	3,773	85,987
National Financial Partners (Diversified Financial Services)	2,744	99,058
Nationwide Health Properties, Inc. (REIT)	5,831	184,026
NCI Building Systems, Inc.* (Building Materials)	1,715	49,323
Nektar Therapeutics* (Biotechnology)	7,203	51,357
Net 1 UEPS Technologies, Inc.* (Commercial Services)	3,087	88,535
Netflix, Inc.* (Internet)	3,773	94,891
NETGEAR, Inc.* (Telecommunications)	2,744	73,155
NewAlliance Bancshares, Inc. (Savings & Loans)	8,575	105,472
NGP Capital Resources Co. (Investment Companies)	5,145	82,886
Nicor, Inc. (Gas)	3,087	126,567
Nordson Corp. (Machinery-Diversified)	2,401	119,762
NorthStar Realty Finance Corp. (REIT)	6,860	66,611
Novatel Wireless, Inc.* (Telecommunications)	2,401	38,416
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,744	36,852
NTELOS Holdings Corp. (Telecommunications)	2,744	58,392
Nuance Communications, Inc.* (Software)	8,575	136,257
NuVasive, Inc.* (Healthcare - Products)	3,430	135,176
O’Charley’s, Inc. (Retail)	4,116	57,089
Oil States International, Inc.* (Oil & Gas Services)	3,087	108,230
Old Dominion Freight Line, Inc.* (Transportation)	2,744	79,988
Olin Corp. (Chemicals)	5,488	112,449
OM Group, Inc.* (Chemicals)	2,058	118,088
OMEGA Healthcare Investors, Inc. (REIT)	7,203	118,849
Omnicell, Inc.* (Software)	3,430	86,024
OmniVision Technologies, Inc.* (Semiconductors)	4,459	63,139
ON Semiconductor Corp.* (Semiconductors)	15,092	97,796
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,430	163,028
optionsXpress Holdings, Inc. (Diversified Financial Services)	3,430	93,022
OraSure Technologies, Inc.* (Healthcare - Products)	9,261	73,255
Orbital Sciences Corp.* (Aerospace/Defense)	4,459	103,895
Orthofix International N.V.ADR* (Healthcare - Products)	1,715	93,776
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,116	164,146
OSI Systems, Inc.* (Electronics)	2,401	56,015
Owens & Minor, Inc. (Distribution/Wholesale)	3,087	127,555
P.F. Chang’s China Bistro, Inc.* (Retail)	2,401	68,284
Pacer International, Inc. (Transportation)	3,430	58,756
Pacific Sunwear of California, Inc.* (Retail)	4,802	53,398
PAETEC Holding Corp.* (Telecommunications)	6,517	61,977
Palm, Inc. (Computers)	6,860	37,181
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,744	52,630
Parallel Petroleum Corp.* (Oil & Gas)	3,430	47,608
Parametric Technology Corp.* (Software)	7,203	118,489
PAREXEL International Corp.* (Commercial Services)	2,058	111,976
Parker Drilling Co.* (Oil & Gas)	8,232	57,212
Peet’s Coffee & Tea, Inc.* (Beverages)	3,430	75,254
Penn Virginia Corp. (Oil & Gas)	2,401	102,307
Performance Food Group Co.* (Food)	3,087	97,642
Perini Corp.* (Engineering & Construction)	1,715	59,939
Perot Systems Corp. - Class A* (Computers)	5,831	70,788
Perrigo Co. (Pharmaceuticals)	5,831	179,828
Petrohawk Energy Corp.* (Oil & Gas)	10,633	167,470
PetroQuest Energy, Inc.* (Oil & Gas)	4,459	57,610
Pharmion Corp.* (Pharmaceuticals)	2,058	141,899
Phase Forward, Inc.* (Software)	4,116	71,001
PHH Corp.* (Commercial Services)	3,773	70,895
PHI, Inc.* (Transportation)	2,744	85,146
Pier 1 Imports, Inc.* (Retail)	8,575	58,739
Pilgrim’s Pride Corp. (Food)	2,744	67,036
Pinnacle Entertainment, Inc.* (Entertainment)	4,116	75,117
Pinnacle Financial Partners, Inc.* (Banks)	4,116	91,993
Piper Jaffray* (Diversified Financial Services)	1,715	81,257
Plantronics, Inc. (Telecommunications)	3,430	65,513
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	4,116	138,915
Plexus Corp.* (Electronics)	3,430	77,484
PMA Capital Corp. - Class A* (Insurance)	8,232	66,185
PMC-Sierra, Inc.* (Semiconductors)	15,092	70,781
PNM Resources, Inc. (Electric)	5,488	106,028
Polaris Industries, Inc. (Leisure Time)	2,744	119,199
Polycom, Inc.* (Telecommunications)	5,488	138,572
PolyOne Corp.* (Chemicals)	9,604	59,161
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	1,372	49,886
Post Properties, Inc. (REIT)	2,744	115,989
Potlatch Corp. (Forest Products & Paper)	3,087	132,525

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Powerwave Technologies, Inc.* (Telecommunications)	10,976	$41,709
Preferred Bank (Banks)	2,744	60,450
Presidential Life Corp. (Insurance)	4,459	81,778
Priceline.com, Inc.* (Internet)	2,401	260,557
PRIMEDIA, Inc. (Media)	3,773	30,788
ProAssurance Corp.* (Insurance)	2,401	138,538
Progress Software Corp.* (Software)	3,087	91,128
Prospect Capital Corp. (Investment Companies)	4,459	64,566
Provident New York Bancorp (Savings & Loans)	7,889	108,868
PSS World Medical, Inc.* (Healthcare - Products)	5,145	88,957
Psychiatric Solutions, Inc.* (Healthcare - Services)	3,773	113,831
Quanex Corp. (Metal Fabricate/Hardware)	2,401	125,836
Quantum Corp.* (Computers)	21,266	48,912
Quest Software, Inc.* (Software)	5,145	76,918
Quiksilver, Inc.* (Apparel)	8,575	81,720
RAIT Financial Trust (REIT)	4,459	41,290
Ralcorp Holdings, Inc.* (Food)	2,058	111,976
Raven Industries, Inc. (Miscellaneous Manufacturing)	2,058	61,781
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	2,058	61,617
RC2 Corp.* (Toys/Games/Hobbies)	2,058	38,649
RealNetworks, Inc.* (Internet)	8,918	51,992
Realty Income Corp. (REIT)	6,860	167,247
Red Robin Gourmet Burgers, Inc.* (Retail)	2,058	71,783
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	3,087	69,241
Regal-Beloit Corp. (Hand/Machine Tools)	2,058	78,039
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,802	97,385
Regis Corp. (Retail)	3,087	78,194
Renasant Corp. (Banks)	4,116	86,313
Rent-A-Center, Inc.* (Commercial Services)	4,802	82,114
Resource Capital Corp. (REIT)	5,488	53,234
Resources Connection, Inc. (Commercial Services)	3,430	71,790
RF Micro Devices, Inc.* (Telecommunications)	13,720	44,316
Rimage Corp.* (Computers)	2,401	56,039
Robbins & Myers, Inc. (Machinery-Diversified)	1,372	90,936
Rock-Tenn Co. - Class A (Forest Products & Paper)	2,744	78,451
Rofin-Sinar Technologies, Inc.* (Electronics)	2,744	116,647
Rosetta Resources, Inc.* (Oil & Gas)	4,116	72,153
RTI International Metals, Inc.* (Mining)	1,372	75,803
Rudolph Technologies, Inc.* (Semiconductors)	4,116	42,189
Rush Enterprises, Inc.* (Retail)	4,459	74,822
Russ Berrie and Co., Inc.* (Household Products/Wares)	3,773	54,444
SAIC, Inc.* (Commercial Services)	6,517	123,171
Sally Beauty Holdings, Inc.* (Retail)	7,203	58,776
Sanderson Farms, Inc. (Food)	1,715	57,641
Sandy Spring Bancorp, Inc. (Banks)	3,430	102,728
Sapient Corp.* (Internet)	8,232	57,706
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,802	92,919
SAVVIS, Inc.* (Telecommunications)	2,058	41,572
ScanSource, Inc.* (Distribution/Wholesale)	2,744	86,875
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	1,715	97,172
Scholastic Corp.* (Media)	3,087	105,791
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,744	65,417
Sciele Pharma, Inc.* (Pharmaceuticals)	3,087	73,841
Seabright Insurance Holdings* (Insurance)	4,802	70,541
Seacoast Banking Corp. of Florida (Banks)	4,459	55,559
Security Bank Corp. (Banks)	4,802	35,871
Select Comfort Corp.* (Retail)	4,116	32,352
Selective Insurance Group, Inc. (Insurance)	4,802	114,816
Semtech Corp.* (Semiconductors)	5,831	74,462
Senior Housing Properties Trust (REIT)	6,174	138,236
Senomyx, Inc.* (Commercial Services)	4,459	29,028
Signature Bank* (Banks)	2,744	91,951
Silgan Holdings, Inc. (Packaging & Containers)	1,715	81,222
Silicon Image, Inc.* (Semiconductors)	7,889	34,869
Sinclair Broadcast Group, Inc. - Class A (Media)	5,145	46,305
SiRF Technology Holdings, Inc.* (Semiconductors)	3,773	57,765
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	4,459	61,980
SkyWest, Inc. (Airlines)	4,116	107,098
Skyworks Solutions, Inc.* (Semiconductors)	12,005	96,640
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	4,116	33,957
Sohu.com, Inc.* (Internet)	2,401	111,719
Sonic Corp.* (Retail)	5,145	114,116
SONICWALL, Inc.* (Internet)	7,889	69,265
SonoSite, Inc.* (Healthcare - Products)	2,401	83,627
Sonus Networks, Inc.* (Telecommunications)	16,464	67,338
Sotheby’s (Commercial Services)	4,116	127,884
Southwest Bancorp, Inc. (Banks)	4,116	72,400
Spansion, Inc. - Class A* (Semiconductors)	6,860	26,205
Spartan Motors, Inc. (Auto Parts & Equipment)	3,087	27,690
Spartan Stores, Inc. (Food)	2,401	42,210
Spartech Corp. (Chemicals)	2,744	40,419
Spherion Corp.* (Commercial Services)	7,203	48,116
SPSS, Inc.* (Software)	1,715	56,681
Stage Stores, Inc. (Retail)	3,773	45,163
Standard Microsystems Corp.* (Semiconductors)	2,401	71,838

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Standard Pacific Corp. (Home Builders)	4,802	$18,296
Standex International Corp. (Miscellaneous Manufacturing)	3,773	68,631
Steiner Leisure, Ltd.ADR* (Commercial Services)	1,715	63,781
STERIS Corp. (Healthcare - Products)	4,459	110,494
Sterling Financial Corp. (Savings & Loans)	4,116	73,224
Steven Madden, Ltd.* (Apparel)	2,401	40,985
Stewart Enterprises, Inc. - Class A (Commercial Services)	9,947	70,823
Stifel Financial Corp.* (Diversified Financial Services)	1,372	59,476
Stone Energy Corp.* (Oil & Gas)	2,401	98,441
Strategic Hotels & Resorts, Inc. (REIT)	5,488	78,753
Strayer Education, Inc. (Commercial Services)	1,029	177,585
Suffolk Bancorp (Banks)	3,087	94,246
Sunrise Assisted Living, Inc.* (Healthcare - Services)	3,087	88,628
Sunstone Hotel Investors, Inc. (REIT)	4,802	79,905
Superior Bancorp* (Banks)	10,290	59,579
Superior Essex, Inc.* (Electrical Components & Equipment)	2,058	49,495
SureWest Communications (Telecommunications)	2,744	42,422
Swift Energy Co.* (Oil & Gas)	2,058	88,803
Sybase, Inc.* (Software)	5,488	154,871
Symmetricom, Inc.* (Telecommunications)	7,889	34,475
Synaptics, Inc.* (Computers)	2,058	54,537
Take-Two Interactive Software, Inc.* (Software)	5,145	84,584
Taser International, Inc.* (Electronics)	5,488	63,057
Technitrol, Inc. (Electronics)	3,087	69,951
Tekelec* (Telecommunications)	4,802	57,576
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,401	123,964
TeleTech Holdings, Inc.* (Commercial Services)	2,744	54,139
Tempur-Pedic International, Inc. (Home Furnishings)	5,145	101,974
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	3,430	90,792
Terra Industries, Inc.* (Chemicals)	6,174	278,262
Tessera Technologies, Inc.* (Semiconductors)	3,087	120,918
Tetra Tech, Inc.* (Environmental Control)	4,459	87,798
Texas Capital Bancshares, Inc.* (Banks)	4,116	71,742
Texas Industries, Inc. (Building Materials)	1,715	97,189
The Children’s Place Retail Stores, Inc.* (Retail)	1,715	31,796
The Commerce Group, Inc. (Insurance)	3,773	136,394
The Geo Group, Inc.* (Commercial Services)	3,773	90,250
The Gymboree Corp.* (Apparel)	2,401	91,766
The Hain Celestial Group, Inc.* (Food)	3,430	92,610
The Medicines Co.* (Pharmaceuticals)	4,116	70,466
The Men’s Wearhouse, Inc. (Retail)	3,430	87,431
The Middleby Corp.* (Machinery-Diversified)	1,372	81,785
The Pantry, Inc.* (Retail)	1,715	49,838
The Pep Boys - Manny, Moe & Jack (Retail)	3,430	37,490
The Phoenix Cos., Inc. (Insurance)	8,918	96,582
The Spectranetics Corp.* (Healthcare - Products)	6,174	77,052
The Steak n Shake Co.* (Retail)	5,831	50,963
The Timberland Co. - Class A* (Apparel)	3,773	61,915
The TriZetto Group, Inc.* (Internet)	4,116	80,344
The Ultimate Software Group, Inc.* (Software)	2,744	74,225
The Warnaco Group, Inc.* (Apparel)	3,430	123,103
Thoratec Corp.* (Healthcare - Products)	4,459	71,344
THQ, Inc.* (Software)	4,116	74,129
Tibco Software, Inc.* (Internet)	13,720	102,077
TICC Capital Corp. (Investment Companies)	5,831	56,794
TierOne Corp. (Savings & Loans)	2,401	48,308
Time Warner Telecom, Inc. - Class A* (Telecommunications)	8,918	155,887
Titan International, Inc. (Auto Parts & Equipment)	2,058	58,632
TiVo, Inc.* (Home Furnishings)	10,976	96,260
TNS, Inc. (Commercial Services)	5,488	96,973
TreeHouse Foods, Inc.* (Food)	3,087	64,426
Triarc Cos., Inc. (Retail)	5,831	54,228
TriCo Bancshares (Banks)	4,116	73,471
Trident Microsystems, Inc.* (Software)	4,116	20,703
TriQuint Semiconductor, Inc.* (Semiconductors)	14,749	69,910
Tronox, Inc. - Class B (Chemicals)	5,145	37,661
TrueBlue, Inc.* (Commercial Services)	3,773	53,841
Trump Entertainment Resorts, Inc.* (Lodging)	4,116	18,234
TrustCo Bank Corp. NY (Banks)	13,720	141,316
Tupperware Corp. (Household Products/Wares)	4,459	164,983
Tween Brands, Inc.* (Retail)	2,058	65,918
TXCO Resources, Inc.* (Oil & Gas)	5,488	69,423
UAP Holding Corp. (Chemicals)	4,116	157,807
UCBH Holdings, Inc. (Banks)	7,203	101,706
UIL Holdings Corp. (Electric)	3,087	105,421
Under Armour, Inc. - Class A* (Retail)	1,715	69,029
United America Indemnity, Ltd. - Class A* (Insurance)	4,116	84,419
United Natural Foods, Inc.* (Food)	3,430	82,251
United Online, Inc. (Internet)	6,174	68,964
United Stationers, Inc.* (Distribution/Wholesale)	1,715	94,771
United Therapeutics Corp.* (Pharmaceuticals)	1,715	144,026

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Shares	Value
Common Stocks, continued
Universal American Financial Corp.* (Insurance)	4,459	$93,327
Universal Corp. (Agriculture)	1,715	85,424
Universal Health Realty Income Trust (REIT)	3,430	123,651
Urstadt Biddle Properties - Class A (REIT)	6,174	95,327
USA Mobility, Inc. (Telecommunications)	2,744	32,955
USEC, Inc.* (Mining)	5,831	47,056
UTStarcom, Inc.* (Telecommunications)	10,976	30,404
Vail Resorts, Inc.* (Entertainment)	2,058	97,426
Valassis Communications, Inc.* (Commercial Services)	4,116	39,349
Valeant Pharmaceuticals International* (Pharmaceuticals)	6,517	73,772
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,372	114,836
ValueClick, Inc.* (Internet)	6,517	142,266
Varian, Inc.* (Electronics)	2,058	111,646
Veeco Instruments, Inc.* (Semiconductors)	4,116	58,283
Ventana Medical Systems, Inc.* (Healthcare - Products)	2,058	183,265
Viad Corp. (Commercial Services)	2,058	55,052
ViaSat, Inc.* (Telecommunications)	2,401	49,869
Vignette Corp.* (Internet)	4,116	57,912
ViroPharma, Inc.* (Pharmaceuticals)	5,488	48,624
VistaPrint, Ltd.ADR* (Commercial Services)	3,087	114,867
Visteon Corp.* (Auto Parts & Equipment)	10,290	41,160
Volcom, Inc.* (Apparel)	1,372	27,687
W-H Energy Services, Inc.* (Oil & Gas Services)	2,058	100,122
W.R. Grace & Co.* (Chemicals)	4,802	108,621
Wabtec Corp. (Machinery-Diversified)	3,430	117,958
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	5,488	182,092
Walter Industries, Inc. (Holding Companies - Diversified)	3,773	158,164
Warren Resources, Inc.* (Oil & Gas)	5,831	74,170
Watsco, Inc. (Distribution/Wholesale)	1,715	63,249
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	2,744	134,868
Watts Water Technologies, Inc. - Class A (Electronics)	2,401	71,286
WD-40 Co. (Household Products/Wares)	2,744	92,637
Websense, Inc.* (Internet)	3,430	70,315
West Coast Bancorp (Banks)	3,773	57,350
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,401	93,879
Westar Energy, Inc. (Electric)	6,517	158,754
Whiting Petroleum Corp.* (Oil & Gas)	2,401	129,030
Willbros Group, Inc.ADR* (Oil & Gas Services)	2,401	80,001
Wind River Systems, Inc.* (Software)	6,860	57,555
Winn-Dixie Stores, Inc.* (Food)	2,401	42,546
Winnebago Industries, Inc. (Home Builders)	2,744	57,789
Winthrop Realty Trust (REIT)	15,092	85,421
WMS Industries, Inc.* (Leisure Time)	3,430	128,282
Wolverine World Wide, Inc. (Apparel)	4,116	104,176
Woodward Governor Co. (Electronics)	2,058	129,201
World Acceptance Corp.* (Diversified Financial Services)	1,715	51,347
World Fuel Services Corp. (Retail)	2,058	54,455
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,802	78,705
Wright Express Corp.* (Commercial Services)	3,087	92,425
Wright Medical Group, Inc.* (Healthcare - Products)	3,430	93,639
WSFS Financial Corp. (Savings & Loans)	1,715	91,410
XenoPort, Inc.* (Pharmaceuticals)	1,715	105,232
Zale Corp.* (Retail)	3,430	56,252
Zenith National Insurance Corp. (Insurance)	2,744	109,266
Zoltek Cos., Inc.* (Chemicals)	1,715	62,598
Zoran Corp.* (Semiconductors)	4,116	48,569
Zumiez, Inc.* (Retail)	1,715	32,979
Zymogenetics, Inc.* (Pharmaceuticals)	4,802	48,452

TOTAL COMMON STOCKS (Cost $60,082,890)		64,067,084

	Principal Amount	Value
Repurchase Agreements (25.6%)
Deutsche Bank, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $4,559,352 (Collateralized by $4,670,000 Federal Home Loan Bank, 2.661%**, 2/29/08, market value $4,660,148)	$4,559,000	4,559,000
HSBC, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $6,514,503 (Collateralized by $6,595,000 of various U.S. Government Agency Obligations, 2.423%**-5.50%, 2/13/08-3/15/11, market value $6,647,528)	6,514,000	6,514,000

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 2.78%, 2/1/08+, dated 1/31/08, with a repurchase price of $7,518,581 (Collateralized by $7,652,000 of various Federal National Mortgage Association Securities, 2.413%**-6.00%, 5/15/08-6/13/08, market value $7,670,656)	$7,518,000	$7,518,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,591,000)		18,591,000

TOTAL INVESTMENT SECURITIES (Cost $78,673,890)—113.9%		82,658,084
Net other assets (liabilities)—(13.9)%		(10,071,475)

NET ASSETS—100.0%		$72,586,609

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at January 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring March 2008 (Underlying face amount at value $3,566,500)	50	95,988
Russell 2000 Futures Contract expiring March 2008 (Underlying face amount at value $67,050,200)	188	(5,904,046)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/08	9,689,108	282,179
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/08	1,648,899	239,043

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industriies, as of January 31, 2008:

Advertising		0.1%
Aerospace/Defense		1.2%
Aerospace/Defense Equipment		0.2%
Agriculture		0.1%
Airlines		0.4%
Apparel		1.2%
Auto Manufacturers		NM
Auto Parts & Equipment		0.9%
Banks		3.7%
Beverages		0.1%
Biotechnology		2.3%
Building Materials		0.5%
Chemicals		2.5%
Coal		0.3%
Commercial Services		6.1%
Computers		1.7%
Cosmetics/Personal Care		0.2%
Distribution/Wholesale		1.1%
Diversified Financial Services		1.8%
Electric		1.7%
Electrical Components & Equipment		0.9%
Electronics		2.9%
Energy - Alternate Sources		0.2%
Engineering & Construction		0.7%
Entertainment		0.8%
Environmental Control		0.4%
Food		1.6%
Forest Products & Paper		0.6%
Gas		0.6%
Hand/Machine Tools		0.2%
Healthcare - Products		3.3%
Healthcare - Services		1.7%
Holding Companies - Diversified		0.2%
Home Builders		0.3%
Home Furnishings		0.3%
Household Products/Wares		0.8%
Insurance		3.1%
Internet		3.1%
Investment Companies		0.8%
Iron/Steel		0.1%
Leisure Time		0.6%
Lodging		0.3%
Machinery - Construction & Mining		0.4%
Machinery-Diversified		1.4%
Media		0.9%
Metal Fabricate/Hardware		1.0%
Mining		1.0%
Miscellaneous Manufacturing		1.7%
Office Furnishings		0.4%
Office/Business Equipment		0.1%
Oil & Gas		3.0%
Oil & Gas Services		1.2%
Packaging & Containers		0.3%
Pharmaceuticals		3.4%
REIT		4.8%
Real Estate		0.1%
Retail		5.0%

See notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2008

Savings & Loans	1.1%
Semiconductors	2.8%
Software	3.6%
Storage/Warehousing	0.1%
Telecommunications	3.8%
Toys/Games/Hobbies	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.5%
Other***	11.7%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See notes to the financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer
Date April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer
Date April 3, 2008

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer
Date April 3, 2008

*	Print the name and title of each signing officer under his or her signature.